UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-2105

Fidelity Fixed-Income Trust
(Exact name of registrant as specified in charter)

82 Devonshire St., Boston, Massachusetts 02109
 (Address of principal executive offices) (Zip code)

Eric D. Roiter, Secretary

82 Devonshire St.

Boston, Massachusetts 02109
(Name and address of agent for service)

Registrant's telephone number, including area code: 617-563-7000

Date of fiscal year end:	August 31

Date of reporting period:	August 31, 2007

Item 1. Reports to Stockholders

Fidelity®

Intermediate Bond

Fund

Annual Report

August 31, 2007

(2_fidelity_logos) (Registered_Trademark)

Contents

Notes to Shareholders	<Click Here>	An explanation of the changes to the fund.
Chairman's Message	<Click Here>	Ned Johnson's message to shareholders.
Performance	<Click Here>	How the fund has done over time.
Management's Discussion	<Click Here>	The manager's review of fund performance, strategy and outlook
Shareholder Expense Example	<Click Here>	An example of shareholder expenses.
Investment Changes	<Click Here>	A summary of major shifts in the fund's investments over the past six months.
Investments	<Click Here>	A complete list of the fund's investments with their market values.
Financial Statements	<Click Here>	Statements of assets and liabilities, operations, and changes in net assets, as well as financial highlights.
Notes	<Click Here>	Notes to the financial statements.
Report of Independent Registered Public Accounting Firm	<Click Here>
Trustees and Officers	<Click Here>
Distributions	<Click Here>
Board Approval of Investment Advisory Contracts and Management Fees	<Click Here>

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com (search for "proxy voting guidelines") or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov. You may also call 1-800-544-8544 to request a free copy of the proxy voting guidelines.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company.

Annual Report

This report and the financial statements contained herein are submitted for the general information of the shareholders of the fund. This report is not authorized for distribution to prospective investors in the fund unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Forms N-Q are available on the SEC's web site at http://www.sec.gov. A fund's Forms N-Q may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330. For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com or http://www.advisor.fidelity.com, as applicable.

NOT FDIC INSURED · MAY LOSE VALUE · NO BANK GUARANTEE

Neither the fund nor Fidelity Distributors Corporation is a bank.

Annual Report

Notes to Shareholders:

As discussed in prior shareholder reports, the fund changed its investment approach in the way it invests in the investment-grade debt market, seeking exposure to various types of securities by investing in central funds as well as investing directly in individual investment-grade securities. Central funds are Fidelity mutual funds used by this fund and other Fidelity funds as an investment vehicle to gain pooled exposure to a particular core market sector, such as corporate bonds or mortgage-backed securities. Instead of multiple funds each investing in investment-grade debt securities individually, they can now take advantage of consolidating investments in a single, larger pool of investment-grade debt by investing directly in central funds. Shares of the central funds are offered only to other Fidelity mutual funds and accounts; investors cannot directly invest in them.

It's important to point out that investing in central funds does not impact the fund's investment objective or risk profile, only the mechanics of how we manage its investment portfolio. The portfolio managers continue to be responsible for choosing appropriate investments for their funds, whether they elect to purchase shares of a central fund or individual securities. Fidelity does not charge any additional management fees for central funds.

Investing in central funds does change the way this report presents the fund's holdings. The Investments section continues to list direct investments of the fund, including each central fund. However, many of the individual investment-grade debt securities previously held by the fund were transferred to the central funds, so they are no longer directly held and thus not listed. The financial statements and a complete schedule of portfolio holdings for each of the fixed-income central funds are available upon request or at the SEC's web site at www.sec.gov.

Annual Report

Chairman's Message

(photo_of_Edward_C_Johnson_3d)

Dear Shareholder:

Many stock and bond markets around the world have been unsettled of late; however, volatility can often lead to opportunity for patient investors. Financial markets are always unpredictable, but there are a number of time-tested principles that can put the historical odds in your favor.

One of the basic tenets is to invest for the long term. Over time, riding out the markets' inevitable ups and downs has proven much more effective than selling into panic or chasing the hottest trend. Even missing only a few of the markets' best days can significantly diminish investor returns. Patience also affords the benefits of compounding - of earning interest on additional income or reinvested dividends and capital gains. There are tax advantages and cost benefits to consider as well. The more you sell, the more taxes you pay, and the more you trade, the higher the costs. While staying the course doesn't eliminate risk, it can considerably lessen the effect of short-term declines.

You can further manage your investing risk through diversification. And today, more than ever, geographic diversification should be taken into account. Studies indicate that asset allocation is the single most important determinant of a portfolio's long-term success. The right mix of stocks, bonds and cash - aligned to your particular risk tolerance and investment objective - is very important. Age-appropriate rebalancing is also an essential aspect of asset allocation. For younger investors, an emphasis on equities - which historically have been the best-performing asset class over time - is encouraged. As investors near their specific goal, such as retirement or sending a child to college, consideration may be given to replacing volatile assets (e.g. common stocks) with more-stable fixed investments (bonds or savings plans).

A third investment principle - investing regularly - can help lower the average cost of your purchases. Investing a certain amount of money each month or quarter helps ensure you won't pay for all your shares at market highs. This strategy - known as dollar cost averaging - also reduces unconstructive "emotion" from investing, helping shareholders avoid selling weak performers just prior to an upswing, or chasing a hot performer just before a correction.

We invite you to contact us via the Internet, through our Investor Centers or over the phone. It is our privilege to provide you the information you need to make the investments that are right for you.

Sincerely,

/s/Edward C. Johnson 3d

Edward C. Johnson 3d

Annual Report

Performance: The Bottom Line

Average annual total returns reflect the change in the value of an investment, assuming reinvestment of the fund's dividend income and capital gains (the profits earned upon the sale of securities that have grown in value) and assuming a constant rate of performance each year. The $10,000 table and the fund's returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. During periods of reimbursement by Fidelity, a fund's total return will be greater than it would be had the reimbursement not occurred. How a fund did yesterday is no guarantee of how it will do tomorrow.

Average Annual Total Returns

Periods ended August 31, 2007	Past 1 year	Past 5 years	Past 10 years
Fidelity® Intermediate Bond Fund	3.63%	3.85%	5.49%

$10,000 Over 10 Years

Let's say hypothetically that $10,000 was invested in Fidelity® Intermediate Bond Fund on August 31, 1997. The chart shows how the value of your investment would have changed, and also shows how the Lehman Brothers® Intermediate U.S. Government/Credit Index performed over the same period.

Annual Report

Management's Discussion of Fund Performance

Ford O'Neil, Portfolio Manager of Fidelity® Intermediate Bond Fund

A subprime mortgage loan crisis and an emerging credit crunch contributed to subpar performance for some sectors of the investment-grade bond market during the 12-month period ending August 31, 2007. While returns for high-grade debt were fairly solid overall, they also were tempered to an extent by the Federal Reserve Board's decision not to lower interest rates as bond investors had hoped. The Lehman Brothers® U.S. Aggregate Index - a performance gauge of the taxable, high-quality debt market - gained 5.26%. Within the index, Treasuries - the bond market's highest-quality debt instrument - fared best, as many investors fled riskier fixed-income securities. The asset-backed category - home to volatile subprime mortgages, as well as credit card debt and auto loans - had the weakest performance.

During the period, the fund gained 3.63% and the Lehman Brothers Intermediate U.S. Government/Credit Index rose 5.54%. By way of a refresher, I hold securities both directly and indirectly through Fidelity fixed-income central funds, available only to other Fidelity funds. They allow me to gain exposure to particular segments of the bond market. I also invested in Fidelity Ultra-Short Central Fund, a diversified pool of short-term assets. As I address fund performance, I will be doing so by looking at the portfolio as a whole, combining my direct investments with those of the central funds. Turning to fund performance, sector selection proved to be the biggest detractor, fueled by a significant underweighting in U.S. Treasury and agency securities and sizable out-of-benchmark investments in higher-quality, higher-yielding securities such as commercial mortgage-backed and asset-backed bonds. While Treasuries and agencies were bolstered by a global flight to quality as the subprime mortgage market meltdown and resulting credit contagion forced a repricing of risk, securitized products were hurt by it. Among securitized products, our exposure to subprime mortgage securities - mainly classified in this report as asset-backed securities - were the most detrimental to our absolute and relative returns. An out-of-index exposure to commercial mortgage-backed securities also worked against us. They suffered in response to concerns that the commerical property makert could be vulnerable to lax lending standards. I believe my choices regarding yield-curve positioning - meaning how I allocated the fund's investments across bonds with various maturities - generally worked in our favor. Security selection within corporates also helped, with particularly good gains from holdings in the real estate investment trust and communications segments.

The views expressed above reflect those of the portfolio manager(s) only through the end of the period as stated on the cover of this report and do not necessarily represent the views of Fidelity or any other person in the Fidelity organization. Any such views are subject to change at any time based upon market or other conditions and Fidelity disclaims any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for a Fidelity fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any Fidelity fund.

Annual Report

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, and (2) ongoing costs, including management fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (March 1, 2007 to August 31, 2007).

Actual Expenses

The first line of the accompanying table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.

Annual Report

	Beginning Account Value March 1, 2007	Ending Account Value August 31, 2007	Expenses Paid During Period* March 1, 2007 to August 31, 2007
Actual	$ 1,000.00	$ 1,003.40	$ 2.27
Hypothetical (5% return per year before expenses)	$ 1,000.00	$ 1,022.94	$ 2.29

* Expenses are equal to the Fund's annualized expense ratio of .45%; multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period). The fees and expenses of the underlying Fidelity Central Funds in which the Fund invests are not included in the Fund's annualized expense ratio.

Annual Report

Investment Changes

The information in the following tables is based on the combined investments of the Fund and its pro-rata share of its investments in each Fidelity Central Fund.
Quality Diversification (% of fund's net assets)
As of August 31, 2007	As of February 28, 2007
U.S. Government and U.S. Government Agency Obligations 44.0%	U.S. Government and U.S. Government Agency Obligations 39.9%
AAA 16.3%	AAA 18.0%
AA 7.5%	AA 6.9%
A 7.1%	A 9.4%
BBB 19.8%	BBB 19.8%
BB and Below 4.3%	BB and Below 3.3%
Not Rated 0.5%	Not Rated 1.0%
Short-Term Investments and Net Other Assets 0.5%	Short-Term Investments and Net Other Assets 1.7%

We have used ratings from Moody's® Investors Services, Inc. Where Moody's ratings are not available, we have used S&P® ratings. All ratings are as of the report date and do not reflect subsequent downgrades.

Weighted Average Maturity as of August 31, 2007
6 months ago
Years	3.8	4.2

The weighted average maturity is based on the dollar-weighted average length of time until principal payments are expected or until securities reach maturity, taking into account any maturity shortening feature such as a call, refunding or redemption provision.

Duration as of August 31, 2007
6 months ago
Years	3.7	3.5

Duration shows how much a bond fund's price fluctuates with changes in comparable interest rates. If rates rise 1%, for example, a fund with a five-year duration is likely to lose about 5% of its value. Other factors also can influence a bond fund's performance and share price. Accordingly, a bond fund's actual performance may differ from this example.

Asset Allocation (% of fund's net assets)
As of August 31, 2007*		As of February 28, 2007**
	Corporate Bonds 29.5%		Corporate Bonds 29.8%
	U.S. Government and U.S. Government Agency Obligations 44.0%		U.S. Government and U.S. Government Agency Obligations 39.9%
	Asset-Backed Securities 10.9%		Asset-Backed Securities 13.2%
	CMOs and Other Mortgage Related Securities 14.3%		CMOs and Other Mortgage Related Securities 14.5%
	Other Investments 0.8%		Other Investments 0.9%
	Short-Term Investments and Net Other Assets 0.5%		Short-Term Investments and Net Other Assets 1.7%
* Foreign investments	9.6%	** Foreign investments	9.3%
* Futures and Swaps	18.0%	** Futures and Swaps	16.5%

A holdings listing for the Fund, which presents direct holdings as well as the pro rata share of any securities and other investments held indirectly through its investment in underlying non-money market Fidelity Central Funds, is available at fidelity.com.

Annual Report

Investments August 31, 2007

Showing Percentage of Net Assets

Nonconvertible Bonds - 2.4%
	Principal Amount (000s)	Value (000s)
CONSUMER DISCRETIONARY - 0.2%
Media - 0.2%
Time Warner Cable, Inc. 5.85% 5/1/17 (c)	$ 6,815	$ 6,661
Univision Communications, Inc. 3.875% 10/15/08	8,635	8,311
		14,972
CONSUMER STAPLES - 0.3%
Food & Staples Retailing - 0.1%
CVS Caremark Corp. 6.302% 6/1/37 (h)	13,010	12,567
Food Products - 0.1%
Kraft Foods, Inc. 6% 2/11/13	7,335	7,483
Tobacco - 0.1%
Reynolds American, Inc. 7.25% 6/15/37	8,210	8,321
TOTAL CONSUMER STAPLES		28,371
ENERGY - 0.3%
Oil, Gas & Consumable Fuels - 0.3%
Gazstream SA 5.625% 7/22/13 (c)	11,259	11,006
Kinder Morgan Energy Partners LP 6.95% 1/15/38	1,190	1,197
Nexen, Inc. 6.4% 5/15/37	5,370	5,224
Talisman Energy, Inc. yankee 6.25% 2/1/38	3,365	3,161
Transcontinental Gas Pipe Line Corp. 6.4% 4/15/16	6,130	6,084
Valero Energy Corp. 6.625% 6/15/37	2,230	2,249
		28,921
FINANCIALS - 0.5%
Consumer Finance - 0.2%
SLM Corp.:
4.5% 7/26/10	2,935	2,716
5.5% 7/27/09 (h)	2,783	2,670
5.52% 7/26/10 (h)	10,585	9,974
		15,360
Diversified Financial Services - 0.1%
ZFS Finance USA Trust V 6.5% 5/9/67 (c)(h)	4,410	4,126
Insurance - 0.1%
Pennsylvania Mutual Life Insurance Co. 6.65% 6/15/34 (c)	11,200	11,227
Nonconvertible Bonds - continued
	Principal Amount (000s)	Value (000s)
FINANCIALS - continued
Real Estate Investment Trusts - 0.1%
Archstone-Smith Operating Trust 5.25% 5/1/15	$ 3,320	$ 3,203
UDR, Inc. 5.5% 4/1/14	7,495	7,312
		10,515
TOTAL FINANCIALS		41,228
INDUSTRIALS - 0.5%
Aerospace & Defense - 0.2%
Bombardier, Inc. 6.3% 5/1/14 (c)	12,815	12,238
Airlines - 0.3%
American Airlines, Inc. pass thru trust certificates 7.324% 4/15/11	2,000	1,965
Delta Air Lines, Inc. pass thru trust certificates 7.57% 11/18/10	10,765	10,900
United Air Lines, Inc. pass-thru trust certificates:
7.032% 4/1/12	4,065	4,083
7.186% 10/1/12	10,072	10,173
		27,121
TOTAL INDUSTRIALS		39,359
UTILITIES - 0.6%
Electric Utilities - 0.3%
Commonwealth Edison Co. 5.4% 12/15/11	4,609	4,581
Nevada Power Co. 6.5% 5/15/18	20,260	20,260
		24,841
Independent Power Producers & Energy Traders - 0.1%
TXU Corp. 5.55% 11/15/14	8,680	7,118
Multi-Utilities - 0.2%
CMS Energy Corp. 6.55% 7/17/17	9,075	8,698
TECO Energy, Inc. 7% 5/1/12	7,703	7,899
		16,597
TOTAL UTILITIES		48,556
TOTAL NONCONVERTIBLE BONDS (Cost $203,438)		201,407
U.S. Government and Government Agency Obligations - 26.7%
	Principal Amount (000s)	Value (000s)
U.S. Government Agency Obligations - 4.7%
Fannie Mae:
4.75% 12/15/10	$ 16,545	$ 16,554
5% 2/16/12 (b)	45,000	45,401
6.625% 9/15/09	28,675	29,730
Federal Home Loan Bank 5.375% 8/19/11	22,735	23,236
Freddie Mac:
4.75% 3/5/12 (b)	80,000	79,886
5% 1/30/14	23,200	23,315
5.25% 7/18/11 (b)	167,319	170,339
U.S. Department of Housing and Urban Development Government guaranteed participation certificates Series 1996-A, 7.66% 8/1/15	3,130	3,141
TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS		391,602
U.S. Treasury Inflation Protected Obligations - 7.0%
U.S. Treasury Inflation-Indexed Notes:
0.875% 4/15/10	115,472	110,438
2% 1/15/14 (e)	280,980	274,383
2% 7/15/14 (b)(e)	165,791	162,047
2.375% 4/15/11 (e)	30,440	30,382
TOTAL U.S. TREASURY INFLATION PROTECTED OBLIGATIONS		577,250
U.S. Treasury Obligations - 15.0%
U.S. Treasury Notes:
4.125% 8/31/12 (d)	28,848	28,684
4.25% 8/15/13 (b)(e)	102,032	101,689
4.25% 11/15/13 (e)	800	797
4.25% 8/15/14 (b)(e)	132,016	130,995
4.5% 4/30/12 (b)(d)	125,000	126,270
4.625% 7/31/12 (d)	256,755	260,885
4.75% 1/31/12 (b)	103,000	105,012
4.75% 5/15/14 (b)(e)	478,041	488,874
TOTAL U.S. TREASURY OBLIGATIONS		1,243,206
TOTAL U.S. GOVERNMENT AND GOVERNMENT AGENCY OBLIGATIONS (Cost $2,209,088)		2,212,058
U.S. Government Agency - Mortgage Securities - 10.5%
	Principal Amount (000s)	Value (000s)
Fannie Mae - 6.9%
3.72% 10/1/33 (h)	$ 836	$ 819
3.75% 1/1/34 (h)	770	760
3.754% 10/1/33 (h)	777	773
3.785% 6/1/34 (h)	3,918	3,852
3.823% 4/1/33 (h)	2,265	2,264
3.845% 10/1/33 (h)	19,425	19,257
3.934% 5/1/33 (h)	250	247
4% 7/1/18	12,752	11,980
4% 10/1/18 (h)	563	555
4.025% 4/1/33 (h)	210	210
4.067% 2/1/35 (h)	358	357
4.098% 1/1/35 (h)	1,255	1,250
4.167% 1/1/35 (h)	1,777	1,748
4.249% 1/1/34 (h)	2,125	2,106
4.25% 2/1/35 (h)	837	825
4.26% 5/1/35 (h)	846	844
4.27% 10/1/33 (h)	334	331
4.285% 3/1/33 (h)	826	825
4.288% 8/1/33 (h)	1,429	1,431
4.295% 3/1/35 (h)	703	707
4.296% 3/1/33 (h)	373	367
4.297% 3/1/33 (h)	419	412
4.303% 6/1/33 (h)	430	430
4.304% 4/1/35 (h)	416	415
4.343% 1/1/35 (h)	918	906
4.356% 2/1/34 (h)	1,669	1,655
4.391% 2/1/35 (h)	1,356	1,338
4.413% 5/1/35 (h)	714	711
4.417% 12/1/33 (h)	34,286	33,845
4.43% 5/1/35 (h)	2,257	2,250
4.434% 3/1/35 (h)	1,266	1,250
4.452% 8/1/34 (h)	2,354	2,337
4.481% 1/1/35 (h)	934	926
4.487% 3/1/35 (h)	2,691	2,658
4.5% 4/1/20	3,884	3,750
4.502% 10/1/35 (h)	319	317
4.503% 2/1/35 (h)	4,207	4,220
4.506% 2/1/35 (h)	665	664
4.509% 3/1/35 (h)	2,639	2,609
4.513% 2/1/35 (h)	11,798	11,725
4.517% 2/1/35 (h)	352	353
U.S. Government Agency - Mortgage Securities - continued
	Principal Amount (000s)	Value (000s)
Fannie Mae - continued
4.528% 7/1/35 (h)	$ 2,665	$ 2,642
4.57% 11/1/34 (h)	2,338	2,317
4.57% 2/1/35 (h)	8,257	8,171
4.57% 7/1/35 (h)	2,977	2,981
4.575% 2/1/35 (h)	2,316	2,294
4.578% 9/1/34 (h)	2,244	2,226
4.586% 1/1/35 (h)	4,209	4,171
4.613% 7/1/34 (h)	25,768	25,543
4.657% 3/1/35 (h)	5,471	5,493
4.668% 11/1/34 (h)	2,706	2,687
4.7% 10/1/34 (h)	2,714	2,696
4.708% 12/1/34 (h)	1,784	1,772
4.709% 3/1/35 (h)	259	261
4.717% 7/1/34 (h)	2,217	2,206
4.776% 12/1/34 (h)	754	749
4.799% 6/1/35 (h)	3,502	3,488
4.807% 11/1/34 (h)	2,293	2,280
4.808% 2/1/33 (h)	1,130	1,138
4.856% 10/1/34 (h)	9,266	9,225
4.87% 5/1/33 (h)	36	36
4.884% 10/1/35 (h)	1,691	1,674
4.945% 8/1/34 (h)	7,333	7,315
5% 12/1/17 to 8/1/18	52,905	51,991
5.016% 7/1/34 (h)	363	363
5.045% 5/1/35 (h)	4,387	4,400
5.062% 8/1/34 (h)	609	610
5.07% 9/1/34 (h)	6,530	6,521
5.079% 9/1/34 (h)	758	758
5.112% 1/1/36 (h)	6,276	6,271
5.138% 3/1/35 (h)	350	350
5.144% 5/1/35 (h)	2,751	2,746
5.157% 5/1/35 (h)	8,241	8,231
5.173% 6/1/35 (h)	3,129	3,140
5.176% 8/1/33 (h)	1,057	1,058
5.197% 5/1/35 (h)	8,894	8,889
5.22% 4/1/36 (h)	9,318	9,286
5.261% 11/1/36 (h)	2,929	2,935
5.297% 7/1/35 (h)	406	407
5.317% 12/1/34 (h)	1,070	1,072
5.37% 2/1/36 (h)	1,066	1,066
5.475% 2/1/36 (h)	14,194	14,246
U.S. Government Agency - Mortgage Securities - continued
	Principal Amount (000s)	Value (000s)
Fannie Mae - continued
5.5% 3/1/14 to 12/1/33	$ 92,510	$ 92,427
5.532% 11/1/36 (h)	5,958	5,980
5.558% 9/1/36 (h)	4,685	4,707
5.602% 1/1/36 (h)	4,186	4,212
5.651% 7/1/37 (h)	2,478	2,493
5.7% 9/1/35 (h)	3,854	3,881
5.795% 2/1/36 (h)	2,167	2,186
5.815% 1/1/36 (h)	2,796	2,814
5.819% 7/1/46 (d)(h)	24,729	24,941
5.829% 3/1/36 (h)	8,880	8,958
6.061% 4/1/36 (h)	1,763	1,784
6.256% 6/1/36 (h)	872	880
6.319% 4/1/36 (h)	1,563	1,588
6.5% 4/1/13 to 3/1/35	62,325	63,722
6.575% 9/1/36 (h)	11,722	11,901
7% 7/1/25 to 2/1/32	108	112
7.5% 8/1/13 to 8/1/29	1,217	1,289
12.5% 4/1/15 to 8/1/15	23	26
TOTAL FANNIE MAE		573,885
Freddie Mac - 1.5%
4.064% 1/1/35 (h)	872	872
4.173% 1/1/34 (h)	8,812	8,704
4.289% 3/1/35 (h)	936	938
4.292% 2/1/35 (h)	2,007	2,012
4.307% 12/1/34 (h)	1,186	1,166
4.342% 3/1/35 (h)	1,892	1,860
4.375% 2/1/35 (h)	2,248	2,211
4.423% 3/1/35 (h)	1,181	1,161
4.423% 6/1/35 (h)	1,438	1,423
4.426% 2/1/34 (h)	972	962
4.455% 3/1/35 (h)	1,210	1,191
4.539% 2/1/35 (h)	2,047	2,017
4.773% 10/1/34 (h)	3,272	3,243
4.807% 3/1/33 (h)	356	358
4.822% 9/1/34 (h)	1,596	1,583
4.99% 4/1/35 (h)	5,047	5,052
5.131% 4/1/35 (h)	5,111	5,089
5.199% 3/1/36 (h)	1,688	1,684
5.435% 11/1/35 (h)	2,186	2,186
5.534% 1/1/36 (h)	6,625	6,633
U.S. Government Agency - Mortgage Securities - continued
	Principal Amount (000s)	Value (000s)
Freddie Mac - continued
5.787% 10/1/35 (h)	$ 1,610	$ 1,617
5.877% 6/1/36 (h)	1,979	1,991
6.044% 6/1/36 (h)	1,935	1,951
6.049% 7/1/37 (h)	10,055	10,127
6.089% 4/1/36 (h)	3,265	3,290
6.1% 6/1/36 (h)	1,827	1,846
6.492% 10/1/36 (h)	11,559	11,702
6.703% 8/1/36 (h)	1,888	1,917
6.744% 10/1/36 (h)	10,937	11,081
6.747% 1/1/37 (h)	15,295	15,548
6.853% 10/1/36 (h)	15,128	15,391
7% 4/1/08 to 7/1/13	640	652
7.5% 12/1/07 to 1/1/33	1,189	1,234
8.5% 6/1/13	3	3
TOTAL FREDDIE MAC		128,695
Government National Mortgage Association - 2.1%
4.25% 7/20/34 (h)	1,604	1,597
4.75% 1/20/34 (h)	4,818	4,800
6.5% 9/1/37 (d)	145,000	147,766
7% 1/15/28 to 11/15/32	12,424	12,905
7.5% 3/15/28	10	10
8% 7/15/17 to 8/15/30	3,566	3,781
TOTAL GOVERNMENT NATIONAL MORTGAGE ASSOCIATION		170,859
TOTAL U.S. GOVERNMENT AGENCY - MORTGAGE SECURITIES (Cost $877,544)		873,439
Asset-Backed Securities - 0.6%

Advanta Business Card Master Trust Series 2007-D1 Class D, 6.9375% 1/22/13 (c)(h)	7,290	7,156
AmeriCredit Automobile Receivables Trust Series 2006-1 Class E1, 6.62% 5/6/13 (c)	3,815	3,052
Bear Stearns Asset Backed Securities Trust Series 2005-HE2 Class M2, 6.255% 2/25/35 (h)	3,010	2,083
Capital Auto Receivables Asset Trust Series 2006-SN1A:
Class B, 5.5% 4/20/10 (c)	1,230	1,226
Class C, 5.77% 5/20/10 (c)	1,180	1,172
Class D, 6.15% 4/20/11 (c)	2,010	2,009
Asset-Backed Securities - continued
	Principal Amount (000s)	Value (000s)
Carrington Mortgage Loan Trust Series 2006-NC3 Class M10, 7.505% 8/25/36 (c)(h)	$ 1,080	$ 236
DB Master Finance LLC Series 2006-1 Class M1, 8.285% 6/20/31 (c)	3,665	3,767
Ford Credit Auto Owner Trust:
Series 2006-B Class D, 7.26% 2/15/13 (c)	4,280	4,259
Series 2006-C Class D, 6.89% 5/15/13 (c)	2,945	2,930
Series 2007-A Class D, 7.05% 12/15/13 (c)	1,610	1,530
GS Auto Loan Trust Series 2006-1 Class D, 6.25% 1/15/14 (c)	5,180	5,068
GSAMP Trust Series 2004-AR1 Class B4, 5% 6/25/34 (c)(h)	1,510	755
Merna Reinsurance Ltd. Series 2007-1 Class B, 7.11% 6/30/12 (c)(h)	8,830	8,830
Structured Asset Securities Corp. Series 2006-BC1 Class B1, 8.005% 3/25/36 (c)(h)	3,500	536
Terwin Mortgage Trust Series 2003-4HE Class A1, 5.935% 9/25/34 (h)	246	233
Wachovia Auto Loan Trust Series 2006-2A Class E, 7.05% 5/20/14 (c)	4,820	4,635
WaMu Asset-Backed Certificates Series 2006-HE5 Class B1, 8.005% 10/25/36 (c)(h)	4,156	831
TOTAL ASSET-BACKED SECURITIES (Cost $59,033)		50,308
Collateralized Mortgage Obligations - 3.0%

Private Sponsor - 0.3%
Chase Mortgage Finance Trust Series 2007-A1 Class 1A5, 4.3588% 2/25/37 (h)	893	880
Countrywide Home Loans pass-thru certificates Series 2007-HY5 Class 3A1, 6.2335% 9/25/37 (h)	6,680	6,580
Credit Suisse First Boston Mortgage Securities Corp. floater Series 2007-AR7 Class 2A1, 4.6454% 11/25/34 (h)	3,764	3,698
JPMorgan Mortgage Trust Series 2007-A1 Class 3A2, 5.0072% 7/25/35 (h)	3,936	3,876
RESI Finance LP/RESI Finance DE Corp. floater Series 2003-CB1:
Class B4, 7% 6/10/35 (c)(h)	3,475	3,492
Class B5, 7.6% 6/10/35 (c)(h)	2,373	2,385
Class B6, 8.1% 6/10/35 (c)(h)	1,406	1,420
Structured Asset Securities Corp. floater Series 2006-BC5 Class B, 8.005% 12/25/36 (c)(h)	3,280	1,168
Collateralized Mortgage Obligations - continued
	Principal Amount (000s)	Value (000s)
Private Sponsor - continued
Wells Fargo Mortgage Backed Securities Trust:
Series 2005-AR12 Class 2A6, 4.3186% 7/25/35 (h)	$ 1,160	$ 1,131
Series 2005-AR3 Class 2A1, 4.187% 3/25/35 (h)	2,284	2,240
TOTAL PRIVATE SPONSOR		26,870
U.S. Government Agency - 2.7%
Fannie Mae subordinate REMIC pass-thru certificates:
planned amortization class:
Series 2001-68 Class QZ, 5.5% 12/25/16	6,176	6,188
Series 2002-73 Class QC, 5.5% 1/25/26	2,416	2,414
Series 2002-9 Class PC, 6% 3/25/17	1,249	1,262
Series 2003-84 Class GC, 4.5% 5/25/15	7,965	7,916
Series 2005-67 Class HD, 5.5% 12/25/30	14,745	14,818
Series 2006-4 Class PB, 6% 9/25/35	14,914	15,102
sequential payer:
Series 2002-56 Class MC, 5.5% 9/25/17	4,257	4,259
Series 2004-3 Class BA, 4% 7/25/17	737	712
Series 2004-45 Class AV, 4.5% 10/25/22	5,599	5,576
Series 2004-86 Class KC, 4.5% 5/25/19	3,198	3,124
Series 2004-91 Class AH, 4.5% 5/25/29	6,447	6,297
Series 2005-41 Class LA, 5.5% 5/25/35	11,181	11,157
Freddie Mac:
planned amortization class:
Series 2104 Class PG, 6% 12/15/28	6,860	6,982
Series 2356 Class GD, 6% 9/15/16	4,718	4,797
Series 3033 Class UD, 5.5% 10/15/30	5,585	5,624
sequential payer Series 2516 Class AH, 5% 1/15/16	2,570	2,571
Freddie Mac Multi-class participation certificates guaranteed:
planned amortization class:
Series 2363 Class PF, 6% 9/15/16	6,278	6,382
Series 2425 Class JH, 6% 3/15/17	5,431	5,527
Series 2489 Class PD, 6% 2/15/31	433	433
Series 2543 Class QT, 5.5% 4/15/22	10,607	10,572
Series 2702 Class WB, 5% 4/15/17	13,170	13,169
Series 2952 Class EC, 5.5% 11/15/28	14,305	14,385
Series 3018 Class UD, 5.5% 9/15/30	9,030	9,089
Series 3049 Class DB, 5.5% 6/15/31	12,936	13,026
Series 3117 Class PC, 5% 6/15/31	24,000	23,782
Collateralized Mortgage Obligations - continued
	Principal Amount (000s)	Value (000s)
U.S. Government Agency - continued
Freddie Mac Multi-class participation certificates guaranteed: - continued
sequential payer:
Series 2528 Class HN, 5% 11/15/17	$ 8,075	$ 7,933
Series 2777 Class AB, 4.5% 6/15/29	14,962	14,608
Series 2809 Class UA, 4% 12/15/14	3,287	3,257
TOTAL U.S. GOVERNMENT AGENCY		220,962
TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (Cost $248,547)		247,832
Commercial Mortgage Securities - 0.7%

Bear Stearns Commercial Mortgage Securities, Inc. Series 2003-T12 Class X2, 0.5582% 8/13/39 (c)(h)(j)	97,262	1,566
Citigroup/Deutsche Bank Commercial Mortgage Trust sequential payer Series 2006-CD3 Class A3, 5.607% 10/15/48	15,000	14,974
Credit Suisse Commercial Mortgage Trust Series 2007-C2 Class A1, 5.269% 1/15/49	3,096	3,081
Credit Suisse First Boston Mortgage Securities Corp. Series 2004-C1 Class ASP, 0.7916% 1/15/37 (c)(h)(j)	84,185	1,985
DLJ Commercial Mortgage Corp. sequential payer Series 1999-CG1 Class A1B, 6.46% 3/10/32	19,166	19,346
Ginnie Mae guaranteed Multi-family pass-thru securities sequential payer Series 2002-35 Class C, 5.8739% 10/16/23 (h)	579	585
Ginnie Mae guaranteed REMIC pass-thru securities sequential payer Series 2003-47 Class C, 4.227% 10/16/27	14,006	13,728
GMAC Commercial Mortgage Securities, Inc. Series 2004-C3 Class X2, 0.6778% 12/10/41 (h)(j)	61,017	1,181
LB-UBS Commercial Mortgage Trust:
sequential payer Series 2006-C7 Class A1, 5.279% 11/15/38	1,893	1,890
Series 2007-C2 Class A1, 5.226% 2/15/40	2,362	2,353
TOTAL COMMERCIAL MORTGAGE SECURITIES (Cost $61,381)		60,689
Foreign Government and Government Agency Obligations - 0.2%
	Principal Amount (000s)	Value (000s)
Manitoba Province yankee 5.5% 10/1/08 (Cost $14,739)	$ 15,000	$ 15,132
Fixed-Income Funds - 58.1%
	Shares
Fidelity 1-3 Year Duration Securitized Bond Central Fund (i)	6,155,930	587,522
Fidelity 2-5 Year Duration Securitized Bond Central Fund (i)	8,084,850	790,617
Fidelity Corporate Bond 1-10 Year Central Fund (i)	20,418,361	2,020,805
Fidelity Corporate Bond 1-5 Year Central Fund (i)	1,351,415	133,817
Fidelity Specialized High Income Central Fund (i)	1,354,567	131,393
Fidelity Ultra-Short Central Fund (i)	12,257,390	1,158,936
TOTAL FIXED-INCOME FUNDS (Cost $4,962,368)		4,823,090
Cash Equivalents - 20.5%
	Maturity Amount (000s)
Investments in repurchase agreements in a joint trading account at:
5.37%, dated 8/31/07 due 9/4/07 (Collateralized by U.S. Government Obligations) #	$ 265,314	265,156
5.4%, dated 8/31/07 due 9/4/07 (Collateralized by U.S. Government Obligations) # (a)	1,436,281	1,435,420
TOTAL CASH EQUIVALENTS (Cost $1,700,576)		1,700,576
TOTAL INVESTMENT PORTFOLIO - 122.7% (Cost $10,336,714)		10,184,531
NET OTHER ASSETS - (22.7)%		(1,884,655)
NET ASSETS - 100%		$ 8,299,876
Swap Agreements
	Expiration Date	Notional Amount (000s)	Value (000s)
Credit Default Swaps

Receive monthly notional amount multiplied by 3.35% and pay Morgan Stanley, Inc. upon credit event of Morgan Stanley ABS Capital I, Inc., par value of the notional amount of Morgan Stanley ABS Capital I, Inc. Series 2004-HE8 Class B3, 7.3913% 9/25/34

	Oct. 2034	$ 2,086	$ (366)
Receive monthly notional amount multiplied by 3.05% and pay Merrill Lynch upon credit event of Morgan Stanley ABS Capital I, Inc., par value of the notional amount of Morgan Stanley ABS Capital I, Inc. Series 2004-NC8, Class B3, 7.2913% 9/25/34	Oct. 2034	2,300	(509)
Receive monthly notional amount multiplied by 3.35% and pay Morgan Stanley, Inc. upon credit event of Morgan Stanley ABS Capital I, Inc., par value of the notional amount of Morgan Stanley ABS Capital I, Inc. Series 2004-HE7, Class B3, 9.01% 8/25/34	Sept. 2034	2,086	(516)
Receive monthly notional amount multiplied by 3.35% and pay Morgan Stanley, Inc. upon credit event of Morgan Stanley ABS Capital I, Inc., par value of the notional amount of Morgan Stanley ABS Capital I, Inc. Series 2004-NC7, Class B3, 7.6913% 7/25/34	August 2034	2,086	(322)
Receive monthly notional amount multiplied by 2.5% and pay Credit Suisse First Boston upon credit event of Ameriquest Mortgage Securities, Inc., par value of the notional amount of Ameriquest Mortgage Securities, Inc. Series 2004-R11 Class M9, 8.03% 11/25/34	Dec. 2034	3,225	(904)
Receive monthly notional amount multiplied by .56% and pay Bank of America upon credit event of Ameriquest Mortgage Securities, Inc., par value of the notional amount of Ameriquest Mortgage Securities, Inc. Series 2004-R11 Class M6, 6.785% 11/25/34	Dec. 2034	8,000	(1,161)
Receive monthly notional amount multiplied by .8% and pay Deutsche Bank upon credit event of Park Place Securities, Inc., par value of the notional amount of Park Place Securities, Inc. Series 2005-WCH1 Class M6, 6.365% 1/25/35	Feb. 2035	2,900	(597)
Swap Agreements - continued
	Expiration Date	Notional Amount (000s)	Value (000s)
Credit Default Swaps - continued

Receive monthly notional amount multiplied by .82% and pay UBS upon credit event of Morgan Stanley ABS Capital I, Inc., par value of the notional amount of Morgan Stanley ABS Capital I, Inc. Series 2004-NC6 Class M3, 5.6413% 7/25/34

	August 2034	$ 2,086	$ (232)
Receive monthly notional amount multiplied by .85% and pay Deutsche Bank upon credit event of Park Place Securities, Inc., par value of the notional amount of Park Place Securities, Inc. Series 2005-WHQ2 Class M6, 6.105% 5/25/35	June 2035	2,900	(888)
Receive monthly notional amount multiplied by .85% and pay UBS upon credit event of Ameriquest Mortgage Securities, Inc., par value of the notional amount of Ameriquest Mortgage Securities, Inc. Series 2004-R9 Class M5, 5.5913% 10/25/34	Nov. 2034	2,086	(348)
Receive monthly notional amount multiplied by .85% and pay UBS upon credit event of Morgan Stanley ABS Capital I, Inc., par value of the notional amount of Morgan Stanley ABS Capital I, Inc. Series 2004-NC8 Class M6, 5.4413% 9/25/34	Oct. 2034	2,086	(295)
Receive monthly notional amount multiplied by 1.6% and pay Morgan Stanley, Inc. upon credit event of Park Place Securities, Inc., par value of the notional amount of Park Place Securities, Inc. Series 2005-WHQ2 Class M7, 5.4413% 5/25/35	June 2035	1,910	(592)
Receive monthly notional amount multiplied by 1.66% and pay Morgan Stanley, Inc. upon credit event of Park Place Securities, Inc., par value of the notional amount of Park Place Securities, Inc. Series 2005-WHQ2 Class M7, 5.4413% 5/25/35	June 2035	2,086	(644)
Receive monthly notional amount multiplied by 2% and pay Goldman Sachs upon credit event of Long Beach Mortgage Loan Trust, par value of the notional amount of Long Beach Mortgage Loan Trust Series 2006-7 Class M9, 7.14% 8/25/36	Sept. 2036	4,900	(3,835)
Swap Agreements - continued
	Expiration Date	Notional Amount (000s)	Value (000s)
Credit Default Swaps - continued

Receive monthly notional amount multiplied by 2.54% and pay Merrill Lynch upon credit event of Countrywide Home Loans, Inc., par value of the notional amount of Countrywide Home Loans, Inc. Series 2003-BC1 Class B1, 7.6913% 3/25/32

	April 2032	$ 184	$ (6)
Receive monthly notional amount multiplied by 2.61% and pay Goldman Sachs upon credit event of Fremont Home Loan Trust, par value of the notional amount of Fremont Home Loan Trust Series 2004-1 Class M9, 7.3913% 2/25/34	March 2034	436	(62)
Receive monthly notional amount multiplied by 2.61% and pay Goldman Sachs upon credit event of Fremont Home Loan Trust, par value of the notional amount of Fremont Home Loan Trust Series 2004-A Class B3, 7.0413% 1/25/34	Feb. 2034	202	(164)
Receive monthly notional amount multiplied by 3% and pay UBS upon credit event of Ameriquest Mortgage Securities, Inc., par value of the notional amount of Ameriquest Mortgage Securities, Inc. Series 2005-R4 Class M9, 7.07% 7/25/35	August 2035	3,300	(1,200)
Receive monthly notional amount multiplied by 5% and pay Deutsche Bank upon credit event of MASTR Asset Backed Securities Trust, par value of the notional amount of MASTR Asset Backed Securities Trust Series 2003-NC1 Class M6, 8.1913% 4/25/33	May 2033	2,086	(603)
Receive monthly notional amount multiplied by 5.55% and pay Deutsche Bank upon credit event of Carrington Mortgage Loan Trust, par value of the notional amount of Carrington Mortgage Loan Trust Series 2006-FRE1 Class M10, 7.74% 7/25/36	August 2036	3,300	(1,385)
Receive monthly notional amount multiplied by 6.25% and pay Deutsche Bank upon credit event of Residential Asset Mortgage Products, Inc., par value of the notional amount of Residential Asset Mortgage Products, Inc. Series 2006-RS5 Class M9, 7.17% 9/25/36	Oct. 2036	3,300	(2,312)
Swap Agreements - continued
	Expiration Date	Notional Amount (000s)	Value (000s)
Credit Default Swaps - continued

Receive quarterly a fixed rate of .4% multiplied by the notional amount and pay to Merrill Lynch, Inc., upon each credit event of one of the issues of Dow Jones CDX N.A. Investment Grade 4 Index, par value of the proportional notional amount (g)

	June 2010	$ 55,000	$ (122)
Receive quarterly a fixed rate of .5% multiplied by the notional amount and pay to Merrill Lynch, Inc., upon each credit event of one of the issues of Dow Jones CDX N.A. Investment Grade 3 Index, par value of the proportional notional amount (f)	March 2010	34,720	62
Receive quarterly notional amount multiplied by .72% and pay Bank of America upon credit event of Alleghany Energy Supply Co. LLC, par value of the notional amount of Alleghany Energy Supply Co. LLC 8.25% 4/15/12	June 2012	7,200	(147)
Receive quarterly notional amount multiplied by .78% and pay Deutsche Bank upon credit event of Allegheny Energy Supply Co. LLC, par value of the notional amount of Allegheny Energy Supply Co. LLC 8.25% 4/15/12	June 2012	7,270	(133)
TOTAL CREDIT DEFAULT SWAPS		157,735	(17,281)
Interest Rate Swaps
Receive quarterly a fixed rate equal to 4.039% and pay quarterly a floating rate based on 3-month LIBOR with Lehman Brothers, Inc.	Feb. 2010	100,000	(1,908)
Receive quarterly a fixed rate equal to 4.3875% and pay quarterly a floating rate based on 3-month LIBOR with Credit Suisse First Boston	March 2010	35,000	(467)
Receive quarterly a fixed rate equal to 4.774% and pay quarterly a floating rate based on 3-month LIBOR with Credit Suisse First Boston	March 2015	35,000	(733)
Receive semi-annually a fixed rate equal to 4.795% and pay quarterly a floating rate based on 3-month LIBOR with Lehman Brothers, Inc.	Dec. 2011	30,000	(218)
Swap Agreements - continued
	Expiration Date	Notional Amount (000s)	Value (000s)
Interest Rate Swaps - continued
Receive semi-annually a fixed rate equal to 4.9375% and pay quarterly a floating rate based on 3-month LIBOR with Lehman Brothers, Inc.	March 2012	$ 75,000	$ 808
Receive semi-annually a fixed rate equal to 5.022% and pay quarterly a floating rate based on 3-month LIBOR with Lehman Brothers, Inc.	Nov. 2011	40,000	624
Receive semi-annually a fixed rate equal to 5.095% and pay quarterly a floating rate based on 3-month LIBOR with Bank of America	Feb. 2012	100,000	575
Receive semi-annually a fixed rate equal to 5.145% and pay quarterly a floating rate based on 3-month LIBOR with Credit Suisse First Boston	Feb. 2012	200,000	1,539
Receive semi-annually a fixed rate equal to 5.186% and pay quarterly a floating rate based on 3-month LIBOR with JPMorgan Chase, Inc.	Sept. 2011	100,000	2,177
Receive semi-annually a fixed rate equal to 5.2605% and pay quarterly a floating rate based on 3-month LIBOR with Deutsche Bank	Sept. 2011	150,000	1,820
Receive semi-annually a fixed rate equal to 5.3315% and pay quarterly a floating rate based on 3-month LIBOR with JPMorgan Chase, Inc.	April 2011	100,000	2,720
TOTAL INTEREST RATE SWAPS		965,000	6,937
Total Return Swaps
Receive monthly a return equal to Lehman Brothers CMBS U.S. Aggregate Index and pay monthly a floating rate based on 1-month LIBOR with Lehman Brothers, Inc.	Dec. 2007	20,000	167
		$ 1,142,735	$ (10,177)
Legend
(a) Includes investment made with cash collateral received from securities on loan.
(b) Security or a portion of the security is on loan at period end.

(c) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $105,266,000 or 1.3% of net assets.

(d) Security or a portion of the security purchased on a delayed delivery or when-issued basis.
(e) Security or a portion of the security has been segregated as collateral for open swap agreements. At the period end, the value of securities pledged amounted to $8,833,000.
(f) Dow Jones CDX N.A. Investment Grade 3 is a tradable index of credit default swaps on investment grade debt of U.S. companies.
(g) Dow Jones CDX N.A. Investment Grade 4 is a tradable index of credit default swaps on investment grade debt of U.S. companies.
(h) The coupon rate shown on floating or adjustable rate securities represents the rate at period end.

(i) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. A complete schedule of portfolio holdings for each Fidelity Central Fund is filed with the SEC for the first and third quarters of each fiscal year on Form N-Q and is available upon request or at the SEC's web site at www.sec.gov. A holdings listing for the Fund, which presents direct holdings as well as the pro rata share of securities and other investments held indirectly through its investment in underlying non-money market Fidelity Central Funds, is available at fidelity.com. In addition, each Fidelity Central Fund's financial statements, which are not covered by the Fund's Report of Independent Registered Public Accounting Firm, are available on the SEC's web site or upon request.

(j) Security represents right to receive monthly interest payments on an underlying pool of mortgages or assets. Principal shown is the outstanding par amount of the pool held as of the end of the period.

# Additional Information on each counterparty to the repurchase agreement is as follows:
Repurchase Agreement / Counterparty	Value (Amounts in thousands)
$265,156,000 due 9/04/07 at 5.37%
BNP Paribas Securities Corp.	$ 6,127
Banc of America Securities LLC	93,894
Bank of America, NA	42,202
Bear Stearns & Co., Inc.	5,275
Citigroup Global Markets, Inc.	16,638
Credit Suisse Securities (USA) LLC	10,550
Greenwich Capital Markets, Inc.	5,275
HSBC Securities (USA), Inc.	10,550
ING Financial Markets LLC	21,101
Societe Generale, New York Branch	31,651
UBS Securities LLC	10,287
WestLB AG	11,606
$ 265,156
$1,435,420,000 due 9/04/07 at 5.40%
Barclays Capital, Inc.	$ 919,887
Citigroup Global Markets, Inc.	121,296
Countrywide Securities Corp.	394,237
$ 1,435,420
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned (Amounts in thousands)
Fidelity 1-3 Year Duration Securitized Bond Central Fund	$ 27,360
Fidelity 2-5 Year Duration Securitized Bond Central Fund	31,602
Fidelity Corporate Bond 1-10 Year Central Fund	97,397
Fidelity Corporate Bond 1-5 Year Central Fund	6,616
Fidelity Specialized High Income Central Fund	5,465
Fidelity Ultra-Short Central Fund	68,609
Total	$ 237,049

Additional information regarding the Fund's fiscal year to date purchases and sales, including the ownership percentage, of the non Money Market Central Funds is as follows:
Fund (Amounts in thousands)	Value, beginning of period	Purchases	Sales Proceeds	Value, end of period	% ownership, end of period
Fidelity 1-3 Year Duration Securitized Bond Central Fund	$ -	$ 615,234*	$ -	$ 587,522	21.1%
Fidelity 2-5 Year Duration Securitized Bond Central Fund	-	806,678*	-	790,617	20.8%
Fidelity Corporate Bond 1-10 Year Central Fund	-	2,251,463*	210,836	2,020,805	28.3%
Fidelity Corporate Bond 1-5 Year Central Fund	-	201,431*	65,962	133,817	14.4%
Fidelity Specialized High Income Central Fund	73,886	58,161	-	131,393	38.3%
Fidelity Ultra-Short Central Fund	909,057	617,727*	300,432	1,158,936	9.2%
Total	$ 982,943	$ 4,550,694	$ 577,230	$ 4,823,090
* Includes the value of shares received through in-kind contributions. See Note 6 of the Notes to Financial Statements.
Income Tax Information
At August 31, 2007, the fund had a capital loss carryforward of approximately $54,135,000 all of which will expire on August 31, 2014.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Statements

Statement of Assets and Liabilities

Amounts in thousands (except per-share amount)	August 31, 2007

Assets
Investment in securities, at value (including securities loaned of $1,394,762 and repurchase agreements of $1,700,576) - See accompanying schedule: Unaffiliated issuers (cost $5,374,346)	$ 5,361,441
Fidelity Central Funds (cost $4,962,368)	4,823,090
Total Investments (cost $10,336,714)		$ 10,184,531
Cash		1
Receivable for investments sold		1,600
Receivable for swap agreements		116
Receivable for fund shares sold		6,485
Interest receivable		26,284
Distributions receivable from Fidelity Central Funds		23,688
Other receivables		130
Total assets		10,242,835

Liabilities
Payable for investments purchased Regular delivery	$ 28,495
Delayed delivery	460,425
Payable for fund shares redeemed	4,541
Distributions payable	437
Swap agreements, at value	10,177
Accrued management fee	2,170
Other affiliated payables	930
Other payables and accrued expenses	364
Collateral on securities loaned, at value	1,435,420
Total liabilities		1,942,959

Net Assets		$ 8,299,876
Net Assets consist of:
Paid in capital		$ 8,512,322
Undistributed net investment income		20,825
Accumulated undistributed net realized gain (loss) on investments		(71,230)
Net unrealized appreciation (depreciation) on investments		(162,041)
Net Assets, for 820,451 shares outstanding		$ 8,299,876
Net Asset Value, offering price and redemption price per share ($8,299,876 ÷ 820,451 shares)		$ 10.12

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Statements - continued

Statement of Operations

Amounts in thousands	Year ended August 31, 2007

Investment Income
Interest		$ 190,208
Income from Fidelity Central Funds		237,049
Total income		427,257

Expenses
Management fee	$ 25,425
Transfer agent fees	7,975
Fund wide operations fee	2,588
Independent trustees' compensation	26
Miscellaneous	18
Total expenses before reductions	36,032
Expense reductions	(789)	35,243
Net investment income		392,014
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	(4,476)
Fidelity Central Funds	(6,065)
Swap agreements	(9,347)
Capital gain distributions from Fidelity Central Funds	163
Total net realized gain (loss)		(19,725)
Change in net unrealized appreciation (depreciation) on:
Investment securities:
Unaffiliated issuers	33,951
Fidelity Central Funds	(127,046)
Swap agreements	(3,955)
Total change in net unrealized appreciation (depreciation)		(97,050)
Net gain (loss)		(116,775)
Net increase (decrease) in net assets resulting from operations		$ 275,239

See accompanying notes which are an integral part of the financial statements.

Annual Report

Statement of Changes in Net Assets

Amounts in thousands	Year ended August 31, 2007	Four months ended August 31, 2006*	Year ended April 30, 2006
Increase (Decrease) in Net Assets
Operations
Net investment income	$ 392,014	$ 125,816	$ 316,054
Net realized gain (loss)	(19,725)	(27,450)	(32,424)
Change in net unrealized appreciation (depreciation)	(97,050)	89,636	(183,468)
Net increase (decrease) in net assets resulting from operations	275,239	188,002	100,162
Distributions to shareholders from net investment income	(371,955)	(111,353)	(305,552)
Distributions to shareholders from net realized gain	(9,025)	-	(7,046)
Total distributions	(380,980)	(111,353)	(312,598)
Share transactions Proceeds from sales of shares	1,778,045	410,324	1,965,733
Reinvestment of distributions	375,667	109,643	307,173
Cost of shares redeemed	(1,315,374)	(687,668)	(1,673,659)
Net increase (decrease) in net assets resulting from share transactions	838,338	(167,701)	599,247
Total increase (decrease) in net assets	732,597	(91,052)	386,811

Net Assets
Beginning of period	7,567,279	7,658,331	7,271,520
End of period (including undistributed net investment income of $20,825 and $5,900 and distributions in excess of net investment income of $4,194, respectively)	$ 8,299,876	$ 7,567,279	$ 7,658,331
Other Information Shares
Sold	173,471	40,515	190,716
Issued in reinvestment of distributions	36,662	10,810	29,798
Redeemed	(128,570)	(67,970)	(162,458)
Net increase (decrease)	81,563	(16,645)	58,056

* The Fund changed its fiscal year end from April 30 to August 31, effective August 31, 2006.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Highlights

Years ended August 31,	2007	2006 G	2006 J	2005 J	2004 J	2003 J
Selected Per-Share Data
Net asset value, beginning of period	$ 10.24	$ 10.14	$ 10.43	$ 10.54	$ 10.87	$ 10.31
Income from Investment Operations
Net investment income D	.501	.169	.436	.366	.374	.473
Net realized and unrealized gain (loss)	(.134)	.081	(.295)	(.009)	(.123)	.562
Total from investment operations	.367	.250	.141	.357	.251	1.035
Distributions from net investment income	(.475)	(.150)	(.421)	(.362)	(.381)	(.475)
Distributions from net realized gain	(.012)	-	(.010)	(.105)	(.200)	-
Total distributions	(.487)	(.150)	(.431)	(.467)	(.581)	(.475)
Net asset value, end of period	$ 10.12	$ 10.24	$ 10.14	$ 10.43	$ 10.54	$ 10.87
Total Return B, C	3.63%	2.48%	1.36%	3.47%	2.33%	10.25%
Ratios to Average Net Assets E, H
Expenses before reductions	.45%	.45% A	.46%	.62%	.61%	.64%
Expenses net of fee waivers, if any	.45%	.45% A	.46%	.62%	.61%	.64%
Expenses net of all reductions	.44%	.44% A	.46%	.61%	.61%	.64%
Net investment income	4.89%	4.96% A	4.22%	3.50%	3.48%	4.47%
Supplemental Data
Net assets, end of period (in millions)	$ 8,300	$ 7,567	$ 7,658	$ 7,272	$ 6,846	$ 6,983
Portfolio turnover rate F	94% I	71% A	44%	74%	120%	117%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Calculated based on average shares outstanding during the period.

E Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

F Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

G For the four month period ended August 31. The Fund changed its fiscal year end from April 30 to August 31, effective August 31, 2006.

H Expense ratios reflect operating expenses of the Fund. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or expense offset arrangements and do not represent the amount paid by the Fund during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the Fund.

I Portfolio turnover rate excludes securities received or delivered through non-taxable in-kind activity.

J For the period ended April 30.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Notes to Financial Statements

For the period ended August 31, 2007

(Amounts in thousands except ratios)

1. Organization.

Fidelity Intermediate Bond Fund (the Fund) is a fund of Fidelity Fixed-Income Trust (the trust) (formerly of Fidelity Commonwealth Trust) and is authorized to issue an unlimited number of shares. Effective April 19, 2007, the Board of Trustees approved an Agreement and Plan of Reorganization whereby the Fund reorganized into Fidelity Fixed-Income Trust effective June 29, 2007 (Trust Reorganization). The Trust Reorganization does not impact the Fund's investment strategies or Fidelity Management & Research Company's (FMR) management of the Fund. The trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust.

2. Investments in Fidelity Central Funds.

The Fund may invest in Fidelity Central Funds which are open-end investment companies available only to other investment companies and accounts managed by FMR and its affiliates. The Fund's Schedule of Investments lists each of the Fidelity Central Funds as an investment of the Fund, but does not include the underlying holdings of each Fidelity Central Fund. As an Investing Fund, the Fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

Based on their investment objective, each Fidelity Central Fund may invest or participate in various investment vehicles or strategies that are similar to those of the Fund. These strategies are consistent with the investment objectives of the Fund and may involve certain economic risks which may cause a decline in value of each of the Fidelity Central Funds and thus a decline in the value of the Fund. The following summarizes the Fund's investment in each Fidelity Central Fund.

Fidelity Central Fund	Investment Manager	Investment Objective	Investment Practices
Fidelity 1-3 Year Duration Securitized Bond Central Fund	Fidelity Investment Money Management, Inc. (FIMM)	Seeks a high level of income by normally investing in investment-grade securitized debt securities and repurchase agreements for those securities.	Futures Repurchase Agreements Restricted Securities Swap Agreements
Fidelity 2-5 Year Duration Securitized Bond Central Fund	FIMM	Seeks a high level of income by normally investing in investment-grade securitized debt securities and repurchase agreements for those securities.	Repurchase Agreements Restricted Securities Swap Agreements

Annual Report

Notes to Financial Statements - continued

(Amounts in thousands except ratios)

2. Investments in Fidelity Central Funds - continued

Fidelity Central Fund	Investment Manager	Investment Objective	Investment Practices
Fidelity Corporate Bond 1-5 Year Central Fund	FIMM	Seeks a high level of income by normally investing in investment-grade corporate bonds and other corporate debt securities and repurchase agreements for those securities.	Repurchase Agreements Restricted Securities Swap Agreements
Fidelity Corporate Bond 1-10 Year Central Fund	FIMM	Seeks a high level of income by normally investing in investment-grade corporate bonds and other corporate debt securities and repurchase agreements for those securities.	Repurchase Agreements Restricted Securities Swap Agreements
Fidelity Specialized High Income Central Fund	Fidelity Management & Research Company, Inc. (FMRC)	Seeks a high level of current income by normally investing in income-producing debt securities, with an emphasis on lower-quality debt securities.	Loans & Direct Debt Instruments Repurchase Agreements Restricted Securities
Fidelity Ultra-Short Central Fund	FIMM	Seeks to obtain a high level of current income consistent with preservation of capital by investing in U.S. dollar denominated money market and investment-grade debt securities.	Futures Mortgage Dollar Rolls Repurchase Agreements Restricted Securities Swap Agreements

The Central Funds may invest a portion of their assets in securities of issuers that hold mortgage securities, including subprime mortgage securities. The value of these securities is sensitive to changes in economic conditions, including delinquencies and/or defaults, and may be adversely affected by shifts in the market's perception of the issuers and changes in interest rates.

A holdings listing for the Fund, which presents direct holdings as well as the pro rata share of any securities and other investments held indirectly through its investment in underlying non-money market Fidelity Central Funds, is available at fidelity.com. A complete list of holdings for each Fidelity Central Fund is available upon request or at the SEC's web site at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds, which are not covered by the Fund's Report of Independent Registered Public Accounting Firm, are available on the SEC's web site or upon request.

Annual Report

3. Significant Accounting Policies.

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America, which require management to make certain estimates and assumptions at the date of the financial statements. The following summarizes the significant accounting policies of the Fund:

Security Valuation. Investments are valued and net asset value per share is calculated (NAV calculation) as of the close of business of the New York Stock Exchange, normally 4:00 p.m. Eastern time. Wherever possible, the Fund uses independent pricing services approved by the Board of Trustees to value its investments. Debt securities, including restricted securities, for which quotations are readily available, are valued by independent pricing services or by dealers who make markets in such securities. Pricing services consider yield or price of bonds of comparable quality, coupon, maturity and type as well as available dealer supplied prices. Certain of the Fund's securities may be valued by a single source or dealer.

When current market prices or quotations are not readily available or do not accurately reflect fair value, valuations may be determined in accordance with procedures adopted by the Board of Trustees. Factors used in the determination of fair value may include current market trading activity, interest rates, credit quality and default rates. The frequency of when fair value pricing is used is unpredictable. The value of securities used for NAV calculation under fair value pricing may differ from published prices for the same securities. Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued at amortized cost, which approximates value.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV for processing shareholder transactions includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost and may include proceeds received from litigation. Interest income and income and capital gain distributions from the Fidelity Central Funds are accrued as earned. Interest income includes coupon interest and amortization of premium and accretion of discount on debt securities. Inflation-indexed bonds are fixed-income securities whose principal value is periodically adjusted to the rate of inflation. Interest is accrued based on the principal value, which is adjusted for inflation. Any increase in the principal amount of an inflation-indexed bond is recorded as interest income, even though principal is not received until maturity.

Expenses. Most expenses of the trust can be directly attributed to a fund. Expenses which cannot be directly attributed are apportioned among each Fund in the trust. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known. All legal and other expenses associated with the Trust Reorganization will be paid by FMR.

Annual Report

Notes to Financial Statements - continued

(Amounts in thousands except ratios)

3. Significant Accounting Policies - continued

Deferred Trustee Compensation. Under a Deferred Compensation Plan (the Plan), Independent Trustees must defer receipt of a portion of, and may elect to defer receipt of an additional portion of, their annual compensation. Deferred amounts are invested in a cross-section of Fidelity funds, are marked-to-market and remain in the Fund until distributed in accordance with the Plan. The investment of deferred amounts and the offsetting payable to the Trustees are included in the accompanying Statement of Assets and Liabilities.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company by distributing all of its taxable income and realized gains under Subchapter M of the Internal Revenue Code. As a result, no provision for income taxes is required in the accompanying financial statements.

Dividends are declared daily and paid monthly from net investment income. Distributions from realized gains, if any, are recorded on the ex-dividend date. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from generally accepted accounting principles.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. Certain adjustments have been made to the accounts relating to prior periods. Collectively, these adjustments have no impact on net assets or the results of operations. Temporary book-tax differences will reverse in a subsequent period.

Book-tax differences are primarily due to the short-term gain distributions from the Fidelity Central Funds, swap agreements, prior period premium and discount on debt securities, market discount, partnerships (including allocations from Fidelity Central Funds), deferred trustees compensation, capital loss carryforwards and losses deferred due to wash sales and excise tax regulations.

The tax-basis components of distributable earnings and the federal tax cost as of period end were as follows:

Unrealized appreciation	$ 40,825
Unrealized depreciation	(198,365)
Net unrealized appreciation (depreciation)	(157,540)
Undistributed ordinary income	20,218
Capital loss carryforward	$ (54,135)

Cost for federal income tax purposes	$ 10,342,071

The tax character of distributions paid was as follows:

	August 31, 2007	Four months ended August 31, 2006	April 30, 2006
Ordinary Income	$ 380,980	$ 111,353	$ 309,075
Long-term Capital Gains	-	-	3,523
Total	$ 380,980	$ 111,353	$ 312,598

Annual Report

3. Significant Accounting Policies - continued

New Accounting Pronouncements. In July 2006, Financial Accounting Standards Board Interpretation No. 48, Accounting for Uncertainty in Income Taxes - an interpretation of FASB Statement 109 (FIN 48), was issued and is effective on the last business day of the semiannual reporting period for fiscal years beginning after December 15, 2006. FIN 48 sets forth a threshold for financial statement recognition, measurement and disclosure of a tax position taken or expected to be taken on a tax return. Management has concluded that the adoption of FIN 48 will not result in a material impact on the Fund's net assets, results of operations and financial statement disclosures.

In addition, in September 2006, Statement of Financial Accounting Standards No. 157, Fair Value Measurements (SFAS 157), was issued and is effective for fiscal years beginning after November 15, 2007. SFAS 157 defines fair value, establishes a framework for measuring fair value and expands disclosures about fair value measurements. Management is currently evaluating the impact the adoption of SFAS 157 will have on the Fund's financial statement disclosures.

4. Operating Policies.

Repurchase Agreements. FMR has received an Exemptive Order from the Securities and Exchange Commission (the SEC) which permits the Fund and other affiliated entities of FMR to transfer uninvested cash balances into joint trading accounts which are then invested in repurchase agreements. The Fund may also invest directly with institutions in repurchase agreements. Repurchase agreements are collateralized by government or non-government securities. Upon settlement date, collateral is held in segregated accounts with custodian banks and may be obtained in the event of a default of the counterparty. The Fund monitors, on a daily basis, the value of the collateral to ensure it is at least equal to the principal amount of the repurchase agreement (including accrued interest). In the event of a default by the counterparty, realization of the collateral proceeds could be delayed, during which time the value of the collateral may decline.

Delayed Delivery Transactions and When-Issued Securities. The Fund may purchase or sell securities on a delayed delivery or when-issued basis. Payment and delivery may take place after the customary settlement period for that security. The price of the underlying securities and the date when the securities will be delivered and paid for are fixed at the time the transaction is negotiated. During the time a delayed delivery sell is outstanding, the contract is marked-to-market daily and equivalent deliverable securities are held for the transaction. The value of the securities purchased on a delayed delivery or when-issued basis are identified as such in the Fund's Schedule of Investments. The Fund may receive compensation for interest forgone in the purchase of

Annual Report

Notes to Financial Statements - continued

(Amounts in thousands except ratios)

4. Operating Policies - continued

Delayed Delivery Transactions and When-Issued Securities - continued

a delayed delivery or when-issued security. With respect to purchase commitments, the Fund identifies securities as segregated in its records with a value at least equal to the amount of the commitment. Losses may arise due to changes in the value of the underlying securities or if the counterparty does not perform under the contract's terms, or if the issuer does not issue the securities due to political, economic, or other factors.

Restricted Securities. The Fund may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities is included at the end of the Fund's Schedule of Investments.

Swap Agreements. The Fund may invest in swaps for the purpose of managing its exposure to interest rate, credit or market risk.

Interest rate swaps are agreements to exchange cash flows periodically based on a notional principal amount, for example, the exchange of fixed rate interest payments for floating rate interest payments. The primary risk associated with interest rate swaps is that unfavorable changes in the fluctuation of interest rates could adversely impact a fund.

Total return swaps are agreements to exchange the return generated by one instrument or index for the return generated by another instrument, for example, the agreement to pay interest in exchange for a market-linked return based on a notional amount. To the extent the total return of the index exceeds the offsetting interest obligation, a fund will receive a payment from the counterparty. To the extent it is less, a fund will make a payment to the counterparty.

Credit default swaps involve the exchange of a fixed rate premium for protection against the loss in value of an underlying debt instrument in the event of a defined credit event (such as payment default or bankruptcy). Under the terms of the swap, one party acts as a "guarantor" receiving a periodic payment that is a fixed percentage applied to a notional principal amount. In return the party agrees to purchase the notional amount of the underlying instrument, at par, if a credit event occurs during the term of the swap. The Fund may enter into credit default swaps in which either it or its counterparty act as guarantors. By acting as the guarantor of a swap, a fund assumes the market and credit risk of the underlying instrument including liquidity and loss of value.

Annual Report

4. Operating Policies - continued

Swap Agreements - continued

Swaps are marked-to-market daily based on dealer-supplied valuations and changes in value are recorded as unrealized appreciation (depreciation). Periodic payments and premiums received or made by the Fund are recorded in the accompanying Statement of Operations as realized gains or losses, respectively. Gains or losses are realized upon early termination of the swap agreement. Collateral, in the form of cash or securities, may be required to be held in segregated accounts with a fund's custodian in compliance with swap contracts. Risks may exceed amounts recognized on the Statement of Assets and Liabilities. These risks include changes in the returns of the underlying instruments, failure of the counterparties to perform under the contracts' terms and the possible lack of liquidity with respect to the swap agreements. Details of swap agreements open at period end are included in the Fund's Schedule of Investments under the caption "Swap Agreements."

5. Purchases and Sales of Investments.

Purchases and sales of securities (including the Fixed-Income Central Funds), other than short-term securities, U.S. government securities and non-taxable in-kind transactions, aggregated $1,728,695 and $1,043,611, respectively.

6. Fees and Other Transactions with Affiliates.

Management Fee. FMR and its affiliates provide the Fund with investment management related services for which the Fund pays a monthly management fee. The management fee is the sum of an individual fund fee rate that is based on an annual rate of .20% of the Fund's average net assets and a group fee rate that averaged ..12% during the period. The group fee rate is based upon the average net assets of all the mutual funds advised by FMR. The group fee rate decreases as assets under management increase and increases as assets under management decrease. For the period, the total annual management fee rate was .32% of the Fund's average net assets.

Transfer Agent Fees. Fidelity Service Company, Inc. (FSC), an affiliate of FMR, is the Fund's transfer, dividend disbursing and shareholder servicing agent. FSC receives an asset-based fee of .10% of the Fund's average net assets. FSC pays for typesetting, printing and mailing of shareholder reports, except proxy statements.

Fundwide Operations Fee. Pursuant to the Fundwide Operations and Expense Agreement (FWOE), FMR has agreed to provide for fund level expenses (which do not include transfer agent, compensation of the independent trustees, interest (including commitment fees), taxes or extraordinary expenses, if any) in return for a FWOE fee equal to .35% less

Annual Report

Notes to Financial Statements - continued

(Amounts in thousands except ratios)

6. Fees and Other Transactions with Affiliates - continued

Fundwide Operations Fee - continued

the total amount of the management fee. The FWOE paid by the Fund is reduced by an amount equal to the fees and expenses paid to the independent trustees. For the period, the FWOE fee was equivalent to an annual rate of .03% of average net assets.

Exchange-In-Kind. During the period, the Fund exchanged securities for shares of four newly created Fidelity Fixed-Income Central Funds, all of which are affiliated investment companies managed by FIMM, an affiliate of FMR. The Fund delivered securities to each Fixed-Income Central Fund in exchange for shares of each respective Fixed-Income Central Fund, as presented in the accompanying table. Each exchange is considered a non-taxable exchange for federal income tax purposes, with no gain or loss recognized by the Fund or its shareholders.

Fidelity Fixed-Income Central Fund	Value of Securities Delivered (including accrued interest)	Unrealized Appreciation/ (Depreciation)	Shares of Fixed-Income Central Fund Exchanged
1-3 Year Duration Securitized Bond Central Fund	$ 343,133	$ (3,548)	3,431
2-5 Year Duration Securitized Bond Central Fund	560,406	(6,618)	5,604
Corporate Bond 1-5 Year Central Fund	150,000	-	1,500
Corporate Bond 1-10 Year Central Fund	2,232,395	(2,444)	22,324
Total	$ 3,285,934	$ (12,610)	32,859

On April 27, 2007, the Fund purchased 2,198 shares of Fidelity Ultra-Short Central Fund, an affiliated entity, valued at $217,737 by transferring securities of equal value, including accrued interest. This is considered taxable for federal income tax purposes, and the Fund recognized a gain of $251.

7. Committed Line of Credit.

The Fund participates with other funds managed by FMR in a $4.2 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The Fund has agreed to pay commitment fees on its pro rata portion of the line of credit, which amounted to $18 and is reflected in Miscellaneous Expense on the Statement of Operations. During the period, there were no borrowings on this line of credit.

8. Security Lending.

The Fund lends portfolio securities from time to time in order to earn additional income. On the settlement date of the loan, the Fund receives collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and

Annual Report

8. Security Lending - continued

maintains collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of business of the Fund and any additional required collateral is delivered to the Fund on the next business day. If the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, a fund could experience delays and costs in recovering the securities loaned or in gaining access to the collateral. Any cash collateral received is invested in cash equivalents. The value of loaned securities and cash collateral at period end are disclosed on the Fund's Statement of Assets and Liabilities. Security lending income represents the income earned on investing cash collateral, less fees and expenses associated with the loan, plus any premium payments that may be received on the loan of certain types of securities. Security lending income is presented in the Statement of Operations as a component of interest income. Net income from lending portfolio securities during the period amounted to $2,085.

9. Expense Reductions.

Through arrangements with the Fund's custodian and transfer agent, credits realized as a result of uninvested cash balances were used to reduce the Fund's expenses. During the period, these credits reduced the Fund's management fee and transfer agent expenses by $111 and $678, respectively.

10. Other.

The Fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

At the end of the period, Fidelity 2010 Fund and Fidelity 2020 of Freedom Fund were the owners of record of approximately 11% and 10%, respectively, of the total outstanding shares of the Fund. The Fidelity Freedom Funds were the owners of record, in the aggregate, of approximately 35% of the total outstanding shares of the Fund.

11. Credit Risk.

The Fund invests a portion of its assets in securities of issuers that hold mortgage securities, including subprime mortgage securities. The value of these securities is sensitive to changes in economic conditions, including delinquencies and/or defaults, and may be adversely affected by shifts in the market's perception of the issuers and changes in interest rates.

Annual Report

Report of Independent Registered Public Accounting Firm

To the Trustees of Fidelity Fixed-Income Trust and Shareholders of Fidelity Intermediate Bond Fund:

We have audited the accompanying statement of assets and liabilities of Fidelity Intermediate Bond Fund (the Fund), a fund of Fidelity Fixed-Income Trust, including the schedule of investments as of August 31, 2007, and the related statement of operations for the year then ended, the statement of changes in net assets for the year then ended, the four month period ended August 31, 2006 and the year ended April 30, 2006, and the financial highlights for the year then ended, the four month period ended August 31, 2006 and each of the four years in the period ended April 30, 2006. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. The Fund is not required to have, nor were we engaged to perform, an audit of its internal control over financial reporting. Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Fund's internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. Our procedures included confirmation of securities owned as of August 31, 2007, by correspondence with the custodians and brokers; where replies were not received from brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of Fidelity Intermediate Bond Fund as of August 31, 2007, the results of its operations for the year then ended, the changes in its net assets for the year then ended, the four month period ended August 31, 2006 and the year ended April 30, 2006, and its financial highlights for the year then ended, the four month period ended August 31, 2006 and each of the four years in the period ended April 30, 2006, in conformity with accounting principles generally accepted in the United States of America.

/s/ Deloitte & Touche LLP

DELOITTE & TOUCHE LLP

Boston, Massachusetts

October 30, 2007

Annual Report

Trustees and Officers

The Trustees, Members of the Advisory Board, and executive officers of the trust and fund, as applicable, are listed below. The Board of Trustees governs the fund and is responsible for protecting the interests of shareholders. The Trustees are experienced executives who meet periodically throughout the year to oversee the fund's activities, review contractual arrangements with companies that provide services to the fund, and review the fund's performance. Except for James C. Curvey, each of the Trustees oversees 369 funds advised by FMR or an affiliate. Mr. Curvey oversees 339 funds advised by FMR or an affiliate.

The Trustees hold office without limit in time except that (a) any Trustee may resign; (b) any Trustee may be removed by written instrument, signed by at least two-thirds of the number of Trustees prior to such removal; (c) any Trustee who requests to be retired or who has become incapacitated by illness or injury may be retired by written instrument signed by a majority of the other Trustees; and (d) any Trustee may be removed at any special meeting of shareholders by a two-thirds vote of the outstanding voting securities of the trust. Each Trustee who is not an interested person (as defined in the 1940 Act) (Independent Trustee), shall retire not later than the last day of the calendar year in which his or her 72nd birthday occurs. The Independent Trustees may waive this mandatory retirement age policy with respect to individual Trustees. The executive officers and Advisory Board Members hold office without limit in time, except that any officer and Advisory Board Member may resign or may be removed by a vote of a majority of the Trustees at any regular meeting or any special meeting of the Trustees. Except as indicated, each individual has held the office shown or other offices in the same company for the past five years.

The fund's Statement of Additional Information (SAI) includes more information about the Trustees. To request a free copy, call Fidelity at 1-800-544-8544.

Interested Trustees*:

Correspondence intended for each Trustee who is an interested person may be sent to Fidelity Investments, 82 Devonshire Street, Boston, Massachusetts 02109.

Name, Age; Principal Occupation
Edward C. Johnson 3d (77)

Year of Election or Appointment: 1984

Mr. Johnson is Chairman of the Board of Trustees. Mr. Johnson serves as President (2006-present), Chief Executive Officer, Chairman, and a Director of FMR LLC; Chairman and a Director of FMR; Chairman and a Director of Fidelity Research & Analysis Company (FRAC); Chairman and a Director of Fidelity Investments Money Management, Inc.; and Chairman (2001-present) and a Director of FMR Co., Inc. In addition, Mr. Johnson serves as Chairman and Director of Fidelity International Limited (FIL).

James C. Curvey (72)

Year of Election or Appointment: 2007

Mr. Curvey also serves as Trustee (2007-present) or Member of the Advisory Board (2007-present) of other investment companies advised by FMR. Mr. Curvey is a Director of FMR and FMR Co., Inc. (2007-present). Mr. Curvey is also Vice Chairman (2006-present) and Director of FMR LLC. Mr. Curvey joined Fidelity in 1982 and served in numerous senior management positions, including President and Chief Operating Officer of FMR LLC (1997-2000) and President of Fidelity Strategic Investments (2000-2002). In addition, he serves as a member of the Board of Directors of Geerlings & Wade, Inc. (wine distribution).

* Trustees have been determined to be "Interested Trustees" by virtue of, among other things, their affiliation with the trust or various entities under common control with FMR. FMR Corp. merged with FMR LLC on October 1, 2007. Any references to FMR LLC for prior periods are deemed to be references to the prior entity.

Independent Trustees:

Correspondence intended for each Independent Trustee (that is, the Trustees other than the Interested Trustees) may be sent to Fidelity Investments, P.O. Box 55235, Boston, Massachusetts 02205-5235.

Name, Age; Principal Occupation
Dennis J. Dirks (59)

Year of Election or Appointment: 2005

Prior to his retirement in May 2003, Mr. Dirks was Chief Operating Officer and a member of the Board of The Depository Trust & Clearing Corporation (DTCC) (1999-2003). He also served as President, Chief Operating Officer, and Board member of The Depository Trust Company (DTC) (1999-2003) and President and Board member of the National Securities Clearing Corporation (NSCC) (1999-2003). In addition, Mr. Dirks served as Chief Executive Officer and Board member of the Government Securities Clearing Corporation (2001-2003) and Chief Executive Officer and Board member of the Mortgage-Backed Securities Clearing Corporation (2001-2003). Mr. Dirks also serves as a Trustee and a member of the Finance Committee of Manhattan College (2005-present) and a Trustee and a member of the Finance Committee of AHRC of Nassau County (2006-present).

Albert R. Gamper, Jr. (65)

Year of Election or Appointment: 2006

Prior to his retirement in December 2004, Mr. Gamper served as Chairman of the Board of CIT Group Inc. (commercial finance). During his tenure with CIT Group Inc. Mr. Gamper served in numerous senior management positions, including Chairman (1987-1989; 1999-2001; 2002-2004), Chief Executive Officer (1987-2004), and President (1989-2002). He currently serves as a member of the Board of Directors of Public Service Enterprise Group (utilities, 2001-present), Chairman of the Board of Governors, Rutgers University (2004-present), and Chairman of the Board of Saint Barnabas Health Care System.

George H. Heilmeier (71)

Year of Election or Appointment: 2004

Dr. Heilmeier is Chairman Emeritus of Telcordia Technologies (communication software and systems), where prior to his retirement, he served as company Chairman and Chief Executive Officer. He currently serves on the Boards of Directors of The Mitre Corporation (systems engineering and information technology support for the government), and HRL Laboratories (private research and development, 2004-present). He is Chairman of the General Motors Science & Technology Advisory Board and a Life Fellow of the Institute of Electrical and Electronics Engineers (IEEE). Dr. Heilmeier is a member of the Defense Science Board and the National Security Agency Advisory Board. He is also a member of the National Academy of Engineering, the American Academy of Arts and Sciences, and the Board of Overseers of the School of Engineering and Applied Science of the University of Pennsylvania. Previously, Dr. Heilmeier served as a Director of TRW Inc. (automotive, space, defense, and information technology, 1992-2002), Compaq (1994-2002), Automatic Data Processing, Inc. (ADP) (technology-based business outsourcing, 1995-2002), INET Technologies Inc. (telecommunications network surveillance, 2001-2004), and Teletech Holdings (customer management services). He is the recipient of the 2005 Kyoto Prize in Advanced Technology for his invention of the liquid crystal display, and a member of the Consumer Electronics Hall of Fame.

James H. Keyes (66)

Year of Election or Appointment: 2007

Prior to his retirement in 2003, Mr. Keyes was Chairman, President, and Chief Executive Officer of Johnson Controls, Inc. (automotive supplier, 1993-2003). He currently serves as a member of the boards of LSI Logic Corporation (semiconductor technologies), Navistar International Corporation (manufacture and sale of trucks, buses, and diesel engines, 2002-present), and Pitney Bowes, Inc. (integrated mail, messaging, and document management solutions).

Marie L. Knowles (60)

Year of Election or Appointment: 2001

Prior to Ms. Knowles' retirement in June 2000, she served as Executive Vice President and Chief Financial Officer of Atlantic Richfield Company (ARCO) (diversified energy, 1996-2000). From 1993 to 1996, she was a Senior Vice President of ARCO and President of ARCO Transportation Company. She served as a Director of ARCO from 1996 to 1998. She currently serves as a Director of Phelps Dodge Corporation (copper mining and manufacturing) and McKesson Corporation (healthcare service, 2002-present). Ms. Knowles is a Trustee of the Brookings Institution and the Catalina Island Conservancy and also serves as a member of the Advisory Board for the School of Engineering of the University of Southern California.

Ned C. Lautenbach (63)

Year of Election or Appointment: 2000

Mr. Lautenbach is Chairman of the Independent Trustees (2006-present). Mr. Lautenbach has been a partner of Clayton, Dubilier & Rice, Inc. (private equity investment firm) since September 1998. Previously, Mr. Lautenbach was with the International Business Machines Corporation (IBM) from 1968 until his retirement in 1998. Mr. Lautenbach serves as a Director of Sony Corporation (2006-present) and Eaton Corporation (diversified industrial) as well as the Philharmonic Center for the Arts in Naples, Florida. He also is a member of the Board of Trustees of Fairfield University (2005-present), as well as a member of the Council on Foreign Relations.

Cornelia M. Small (63)

Year of Election or Appointment: 2005

Ms. Small is a member (2000-present) and Chairperson (2002-present) of the Investment Committee, and a member (2002-present) of the Board of Trustees of Smith College. Previously, she served as Chief Investment Officer (1999-2000), Director of Global Equity Investments (1996-1999), and a member of the Board of Directors of Scudder, Stevens & Clark (1990-1997) and Scudder Kemper Investments (1997-1999). In addition, Ms. Small served as Co-Chair (2000-2003) of the Annual Fund for the Fletcher School of Law and Diplomacy.

William S. Stavropoulos (68)

Year of Election or Appointment: 2001

Mr. Stavropoulos is Chairman Emeritus of the Board of Directors of The Dow Chemical Company. Since joining The Dow Chemical Company in 1967, Mr. Stavropoulos served in numerous senior management positions, including President (1993-2000; 2002-2003), CEO (1995-2000; 2002-2004), and Chairman of the Executive Committee (2000-2004). Currently, he is a Director of NCR Corporation (data warehousing and technology solutions), Chemical Financial Corporation, Maersk Inc. (industrial conglomerate, 2002-present), Tyco International, Inc. (multinational manufacturing and services, 2007-present), and a member of the Advisory Board for Metalmark Capital (private equity investment firm, 2005-present). He is a special advisor to Clayton, Dubilier & Rice, Inc., a private equity investment firm. He also serves as a member of the Board of Trustees of the American Enterprise Institute for Public Policy Research. In addition, Mr. Stavropoulos is a member of The Business Council, J.P. Morgan International Council and the University of Notre Dame Advisory Council for the College of Science.

Kenneth L. Wolfe (68)

Year of Election or Appointment: 2005

Prior to his retirement in 2001, Mr. Wolfe was Chairman and Chief Executive Officer of Hershey Foods Corporation (1993-2001). He currently serves as a member of the boards of Adelphia Communications Corporation (2003-present), Bausch & Lomb, Inc., and Revlon Inc. (2004-present).

Advisory Board Members and Executive Officers**:

Correspondence intended for Mr. Mauriello and Mr. Wiley may be sent to Fidelity Investments, P.O. Box 55235, Boston, Massachusetts 02205-5235. Correspondence intended for each executive officer and Mr. Lynch may be sent to Fidelity Investments, 82 Devonshire Street, Boston, Massachusetts 02109.

Name, Age; Principal Occupation
Peter S. Lynch (63)

Year of Election or Appointment: 2003

Member of the Advisory Board of Fidelity Fixed-Income Trust. Mr. Lynch is Vice Chairman and a Director of FMR, and Vice Chairman (2001-present) and a Director of FMR Co., Inc. Previously, Mr. Lynch served as a Trustee of the Fidelity funds (1990-2003). In addition, he serves as a Trustee of Boston College and as the Chairman of the Inner-City Scholarship Fund.

Joseph Mauriello (62)

Year of Election or Appointment: 2007

Member of the Advisory Board of Fidelity Fixed-Income Trust. Prior to his retirement in January 2006, Mr. Mauriello served in numerous senior management positions including Deputy Chairman and Chief Operating Officer (2004-2005), and Vice Chairman of Financial Services (2002-2004) of KPMG LLP US (professional services firm, 1965-2005). Mr. Mauriello currently serves as a member of the Board of Directors of XL Capital Ltd., (global insurance and re-insurance company, 2006-present) and of Arcadia Resources Inc., (health care services and products, 2007-present). He also served as a Director of the Hamilton Funds of the Bank of New York (2006-2007).

Michael E. Wiley (56)

Year of Election or Appointment: 2007

Member of the Advisory Board of Fidelity Fixed-Income Trust. Mr. Wiley also serves as Sr. Energy Advisor of Katzenbach Partners, LLC (consulting firm, 2006-present) and a member of the Board of Trustees of the University of Tulsa (2000-2006; 2007-present). He serves as a Director of Tesoro Corporation (independent oil refiner and marketer, 2005-present), and a Director of Bill Barrett Corporation (exploration and production company, 2005-present). In addition, he also serves as a Director of Post Oak Bank (privately-held bank, 2004-present), and an Advisory Director of Riverstone Holdings (private investment firm). Previously, Mr. Wiley served as Chairman, President, and CEO of Baker Hughes, Inc. (oilfield services company, 2000-2004), and as Director of Spinnaker Exploration Company (exploration and production company, 2001-2005).

Kimberley H. Monasterio (43)

Year of Election or Appointment: 2007

President and Treasurer of Intermediate Bond. Ms. Monasterio also serves as President and Treasurer of other Fidelity funds (2007-present) and is an employee of FMR (2004-present). Previously, Ms. Monasterio served as Deputy Treasurer of the Fidelity funds (2004-2006). Before joining Fidelity Investments, Ms. Monasterio served as Treasurer (2000-2004) and Chief Financial Officer (2002-2004) of the Franklin Templeton Funds and Senior Vice President of Franklin Templeton Services, LLC (2000-2004).

Boyce I. Greer (51)

Year of Election or Appointment: 2006

Vice President of Intermediate Bond. Mr. Greer also serves as Vice President of certain Asset Allocation Funds (2005-present), Fixed-Income Funds (2006-present), and Money Market Funds (2006-present). Mr. Greer is also a Trustee of other investment companies advised by FMR (2003-present). Mr. Greer is an Executive Vice President of FMR (2005-present) and FMR Co., Inc. (2005-present), and Senior Vice President of Fidelity Investments Money Management, Inc. (2006-present). Previously, Mr. Greer served as Vice President of certain Fidelity Equity Funds (2005-2007), a Director and Managing Director of Strategic Advisers, Inc. (2002-2005), and Executive Vice President (2000-2002) and Money Market Group Leader (1997-2002) of the Fidelity Investments Fixed Income Division. Mr. Greer also served as Vice President of Fidelity's Money Market Funds (1997-2002), Senior Vice President of FMR (1997-2002), and Vice President of FIMM (1998-2002).

David L. Murphy (59)

Year of Election or Appointment: 2005

Vice President of Intermediate Bond. Mr. Murphy also serves as Vice President of Fidelity's Money Market Funds (2002-present) and Fixed-Income Funds (2005-present). Mr. Murphy serves as Senior Vice President (2000-present) and Head (2004-present) of the Fidelity Investments Fixed Income Division. Mr. Murphy is also a Senior Vice President of Fidelity Investments Money Management, Inc. (2003-present) and an Executive Vice President of FMR (2005-present). Previously, Mr. Murphy served as Money Market Group Leader (2002-2004), Bond Group Leader (2000-2002), and Vice President of certain Asset Allocation Funds (2003-2007), Balanced Funds (2005-2007), Fidelity's Taxable Bond Funds (2000-2002) and Fidelity's Municipal Bond Funds (2001-2002).

Thomas J. Silvia (46)

Year of Election or Appointment: 2005

Vice President of Intermediate Bond. Mr. Silvia also serves as Vice President of Fidelity's Fixed-Income Funds (2005-present) and Senior Vice President and Bond Group Leader of the Fidelity Investments Fixed-Income Division (2005-present). Previously, Mr. Silvia served as Vice President of certain Balanced Funds (2005-2007), certain Asset Allocation Funds (2005-2007), a Director of Fidelity's Taxable Bond portfolio managers (2002-2004) and a portfolio manager in the Bond Group (1997-2004).

Eric D. Roiter (58)

Year of Election or Appointment: 1998

Secretary of Intermediate Bond. He also serves as Secretary of other Fidelity funds; Vice President, General Counsel, and Secretary of FMR Co., Inc. (2001-present) and FMR; Assistant Secretary of Fidelity Management & Research (U.K.) Inc. (2001-present), Fidelity Research & Analysis Company (2001-present), and Fidelity Investments Money Management, Inc. (2001-present). Mr. Roiter is an Adjunct Member, Faculty of Law, at Boston College Law School (2003-present). Previously, Mr. Roiter served as Vice President and Secretary of Fidelity Distributors Corporation (FDC) (1998-2005).

Scott C. Goebel (39)
Year of Election or Appointment: 2007 Assistant Secretary of Intermediate Bond. Mr. Goebel also serves as Assistant Secretary of other Fidelity funds (2007-present) and is an employee of FMR.
R. Stephen Ganis (41)

Year of Election or Appointment: 2006

Anti-Money Laundering (AML) officer of Intermediate Bond. Mr. Ganis also serves as AML officer of other Fidelity funds (2006-present) and FMR LLC (2003-present). Before joining Fidelity Investments, Mr. Ganis practiced law at Goodwin Procter, LLP (2000-2002).

Joseph B. Hollis (59)

Year of Election or Appointment: 2006

Chief Financial Officer of Intermediate Bond. Mr. Hollis also serves as Chief Financial Officer of other Fidelity funds. Mr. Hollis is President of Fidelity Pricing and Cash Management Services (FPCMS) (2005-present). Mr. Hollis also serves as President and Director of Fidelity Service Company, Inc. (2006-present). Previously, Mr. Hollis served as Senior Vice President of Cash Management Services (1999-2002) and Investment Management Operations (2002-2005).

Kenneth A. Rathgeber (60)

Year of Election or Appointment: 2004

Chief Compliance Officer of Intermediate Bond. Mr. Rathgeber also serves as Chief Compliance Officer of other Fidelity funds (2004-present) and Executive Vice President of Risk Oversight for Fidelity Investments (2002-present). He is Chief Compliance Officer of FMR (2005-present), FMR Co., Inc. (2005-present), Fidelity Management & Research (U.K.) Inc. (2005-present), Fidelity Research & Analysis Company (2005-present), Fidelity Investments Money Management, Inc. (2005-present), and Strategic Advisers, Inc. (2005-present). Previously, Mr. Rathgeber served as Executive Vice President and Chief Operating Officer for Fidelity Investments Institutional Services Company, Inc. (1998-2002).

Bryan A. Mehrmann (46)

Year of Election or Appointment: 2005

Deputy Treasurer of Intermediate Bond. Mr. Mehrmann also serves as Deputy Treasurer of other Fidelity funds (2005-present) and is an employee of FMR. Previously, Mr. Mehrmann served as Vice President of Fidelity Investments Institutional Services Group (FIIS)/Fidelity Investments Institutional Operations Corporation, Inc. (FIIOC) Client Services (1998-2004).

Kenneth B. Robins (38)

Year of Election or Appointment: 2005

Deputy Treasurer of Intermediate Bond. Mr. Robins also serves as Deputy Treasurer of other Fidelity funds (2005-present) and is an employee of FMR (2004-present). Before joining Fidelity Investments, Mr. Robins worked at KPMG LLP, where he was a partner in KPMG's department of professional practice (2002-2004) and a Senior Manager (1999-2000). In addition, Mr. Robins served as Assistant Chief Accountant, United States Securities and Exchange Commission (2000-2002).

Robert G. Byrnes (40)

Year of Election or Appointment: 2005

Assistant Treasurer of Intermediate Bond. Mr. Byrnes also serves as Assistant Treasurer of other Fidelity funds (2005-present) and is an employee of FMR (2005-present). Previously, Mr. Byrnes served as Vice President of FPCMS (2003-2005). Before joining Fidelity Investments, Mr. Byrnes worked at Deutsche Asset Management where he served as Vice President of the Investment Operations Group (2000-2003).

Peter L. Lydecker (53)
Year of Election or Appointment: 2004 Assistant Treasurer of Intermediate Bond. Mr. Lydecker also serves as Assistant Treasurer of other Fidelity funds (2004) and is an employee of FMR.
Gary W. Ryan (49)

Year of Election or Appointment: 2005

Assistant Treasurer of Intermediate Bond. Mr. Ryan also serves as Assistant Treasurer of other Fidelity funds (2005-present) and is an employee of FMR (2005-present). Previously, Mr. Ryan served as Vice President of Fund Reporting in FPCMS (1999-2005).

** FMR Corp. merged with FMR LLC on October 1, 2007. Any references to FMR LLC for prior periods are deemed to be references to the prior entity.

Annual Report

Distributions

A total of 7.36% of the dividends distributed during the fiscal year was derived from interest on U.S. Government securities which is generally exempt from state income tax.

The fund designates $336,160,306 of distributions paid during the period January 1, 2007 to August 31, 2007, as qualifying to be taxed as interest-related dividends for nonresident alien shareholders.

The fund will notify shareholders in January 2008 of amounts for use in preparing 2007 income tax returns.

Annual Report

Board Approval of Investment Advisory Contracts and Management Fees

Fidelity Intermediate Bond Fund

On April 19, 2007, the Board of Trustees, including the Independent Trustees (together, the Board), voted to approve the management contract and subadvisory agreements (together, the Advisory Contracts) for the fund in connection with reorganizing the fund from one Trust to another. The Board reached this determination because the contractual terms of and fees payable under the fund's Advisory Contracts are identical to those in the fund's current Advisory Contracts. The Advisory Contracts involve no changes in (i) the investment process or strategies employed in the management of the fund's assets; (ii) the nature or level of services provided under the fund's Advisory Contracts; or (iii) the day-to-day management of the fund or the persons primarily responsible for such management. The Board considered that it approved the Advisory Contracts for the fund during the past year and that it will again consider renewal of the Advisory Contracts in June 2007.

Because the Board was approving Advisory Contracts with terms identical to the current Advisory Contracts, it did not consider the fund's investment performance, competitiveness of management fee and total expenses, costs of services and profitability, or economies of scale to be significant factors in its decision.

In connection with its future renewal of the fund's Advisory Contracts, the Board will consider: (i) the nature, extent, and quality of services provided to the fund, including shareholder and administrative services and investment performance; (ii) the competitiveness of the fund's management fee and total expenses; (iii) the costs of the services and profitability, including the revenues earned and the expenses incurred by Fidelity in conducting the business of developing, marketing, distributing, managing, administering, and servicing the fund and its shareholders; and (iv) whether there have been economies of scale in respect of the management of the Fidelity funds, whether the Fidelity funds (including the fund) have appropriately benefited from any such economies of scale, and whether there is potential for realization of any further economies.

Based on its evaluation of all of the conclusions noted above, and after considering all material factors, the Board ultimately concluded that the fund's Advisory Contracts are fair and reasonable, and that the fund's Advisory Contracts should be approved, without modification, as part of the process of reorganizing the fund from one Trust to another.

Each year, typically in June, the Board of Trustees, including the Independent Trustees (together, the Board), votes on the renewal of the management contract and sub-advisory agreements (together, the Advisory Contracts) for the fund. The Board, assisted by the advice of fund counsel and Independent Trustees' counsel, requests and considers a broad range of information throughout the year.

The Board meets regularly each month except August and takes into account throughout the year matters bearing on Advisory Contracts. The Board, acting directly and through its separate committees, considers at each of its meetings factors that are relevant to the annual renewal of the fund's Advisory Contracts, including the services and support provided to the fund and its shareholders. At the time of the renewal, the Board had 12 standing committees, each composed of Independent Trustees with varying backgrounds, to which the Board has assigned specific subject matter responsibilities in order to enhance effective decision-making by the Board. Each committee has adopted a written charter outlining the structure and purposes of the committee. One such committee, the Fixed-Income Contract Committee, meets periodically as needed throughout the year to consider matters specifically related to the annual renewal of Advisory Contracts. The committee requests and receives information on, and makes recommendations to the Independent Trustees concerning, the approval and annual review of the Advisory Contracts.

Annual Report

At its June 2007 meeting, the Board of Trustees, including the Independent Trustees, unanimously determined to renew the Advisory Contracts for the fund. In reaching its determination, the Board considered all factors it believed relevant, including (i) the nature, extent, and quality of the services to be provided to the fund and its shareholders (including the investment performance of the fund); (ii) the competitiveness of the management fee and total expenses of the fund; (iii) the total costs of the services to be provided by and the profits to be realized by the investment adviser and its affiliates from the relationship with the fund; (iv) the extent to which economies of scale would be realized as the fund grows; and (v) whether fee levels reflect these economies of scale, if any, for the benefit of fund shareholders. The Board also approved amendments to the fund's agreements with foreign sub-advisers to clarify that each sub-adviser provides services as an independent contractor.

In determining whether to renew the Advisory Contracts for the fund, the Board ultimately reached a determination, with the assistance of fund counsel and Independent Trustees' counsel, that the renewal of the Advisory Contracts and the compensation to be received by Fidelity under the management contract is consistent with Fidelity's fiduciary duty under applicable law. In addition to evaluating the specific factors noted above, the Board, in reaching its determination, is aware that shareholders in the fund have a broad range of investment choices available to them, including a wide choice among mutual funds offered by competitors to Fidelity, and that the fund's shareholders, with the opportunity to review and weigh the disclosure provided by the fund in its prospectus and other public disclosures, have chosen to invest in this fund, managed by Fidelity.

Nature, Extent, and Quality of Services Provided. The Board considered staffing within the investment adviser, FMR, and the sub-advisers (together, the Investment Advisers), including the background of the fund's portfolio manager and the fund's investment objective and discipline. The Independent Trustees also had discussions with senior management of Fidelity's investment operations and investment groups. The Board considered the structure of the portfolio manager compensation program and whether this structure provides appropriate incentives.

Annual Report

Board Approval of Investment Advisory Contracts and
Management Fees - continued

Resources Dedicated to Investment Management and Support Services. The Board reviewed the size, education, and experience of the Investment Advisers' investment staff, their use of technology, and the Investment Advisers' approach to recruiting, training, and retaining portfolio managers and other research, advisory, and management personnel. The Board considered Fidelity's extensive global research capabilities that enable the Investment Advisers to aggregate data from various sources in an effort to produce positive investment results. The Board noted that Fidelity's analysts have access to a variety of technological tools that enable them to perform both fundamental and quantitative analysis and to specialize in various disciplines. The Board also considered that Fidelity's portfolio managers and analysts have access to daily portfolio attribution that allows for monitoring of a fund's portfolio, as well as an electronic communication system that provides immediate real-time access to research concerning issuers and credit enhancers. In addition, the Board considered the trading resources that are an integrated part of the fixed-income portfolio management investment process.

Shareholder and Administrative Services. The Board considered (i) the nature, extent, quality, and cost of advisory, administrative, distribution, and shareholder services performed by the Investment Advisers and their affiliates under the Advisory Contracts and under separate agreements covering transfer agency, pricing and bookkeeping, and securities lending services for the fund; (ii) the nature and extent of the Investment Advisers' supervision of third party service providers, principally custodians and subcustodians; and (iii) the resources devoted to, and the record of compliance with, the fund's compliance policies and procedures.

The Board noted that the growth of fund assets across the complex allows Fidelity to reinvest in the development of services designed to enhance the value or convenience of the Fidelity funds as investment vehicles. These services include 24-hour access to account information and market information through phone representatives and over the Internet, and investor education materials and asset allocation tools.

Investment in a Large Fund Family. The Board considered the benefits to shareholders of investing in a Fidelity fund, including the benefits of investing in a fund that is part of a large family of funds offering a variety of investment disciplines and providing for a large variety of mutual fund investor services. For example, fund shareholders are offered the privilege of exchanging shares of the fund for shares of other Fidelity funds, as set forth in the fund's prospectus, without paying a sales charge. The Board noted that, since the last Advisory Contract renewals in June 2006, Fidelity has taken a number of actions that benefited particular funds, including (i) dedicating additional resources to investment research and to restructure the investment research teams; (ii) contractually agreeing to reduce the management fee on Fidelity Advisor Floating Rate High Income Fund; (iii) contractually agreeing to reduce the management fees on Fidelity's California, Massachusetts, New Jersey, and New York AMT Tax-Free Money Market Funds, launching new Institutional Classes and Service Classes of these funds, and contractually agreeing to impose expense limitations on these funds; (iv) eliminating the exchange fee on the Fidelity Select Portfolios and reducing the pricing and bookkeeping fee rates for these funds; (v) reducing the maximum transfer agency fee rates on high income funds and certain equity funds; (vi) proposing amended management contracts that, if approved by shareholders, will add a performance adjustment component to the management fees paid by 18 Fidelity Advisor equity funds; (vii) contractually agreeing to reduce fees for Ultra-Short Central Fund and the money market Central Funds; (viii) waiving the Fidelity Advisor funds' contingent deferred sales charge on certain redemptions made through systematic withdrawal programs; and (ix) amending the management contracts for equity and fixed-income funds whose management contracts incorporate a "group fee" structure by adding four new fee "breakpoints" to the group fee rate schedules.

Annual Report

Investment Performance. The Board considered whether the fund has operated within its investment objective, as well as its record of compliance with its investment restrictions. It also reviewed the fund's absolute investment performance, as well as the fund's relative investment performance measured against (i) a broad-based securities market index, and (ii) a peer group of mutual funds deemed appropriate by the Board over multiple periods. The following charts considered by the Board show, over the one-, three-, and five-year periods ended December 31, 2006, the fund's cumulative total returns, the cumulative total returns of a broad-based securities market index ("benchmark"), and a range of cumulative total returns of a peer group of mutual funds identified by Lipper Inc. as having an investment objective similar to that of the fund. The box within each chart shows the 25th percentile return (bottom of box) and the 75th percentile return (top of box) of the peer group. Returns shown above the box are in the first quartile and returns shown below the box are in the fourth quartile. The percentage beaten number noted below each chart corresponds to the percentile box and represents the percentage of funds in the peer group whose performance was equal to or lower than that of the fund.

Annual Report

Board Approval of Investment Advisory Contracts and
Management Fees - continued

Fidelity Intermediate Bond Fund

The Board reviewed the fund's relative investment performance against its peer group and stated that the performance of the fund was in the first quartile for all the periods shown. The Board also stated that the relative investment performance of the fund compared favorably to its benchmark for all the periods shown.

Based on its review, and giving particular weight to the nature and quality of the resources dedicated by the Investment Advisers to maintain and improve relative performance, the Board concluded that the nature, extent, and quality of the services provided to the fund will benefit the fund's shareholders, particularly in light of the Board's view that the fund's shareholders benefit from investing in a fund that is part of a large family of funds offering a variety of investment disciplines and services.

Competitiveness of Management Fee and Total Fund Expenses. The Board considered the fund's management fee and total expenses compared to "mapped groups" of competitive funds and classes. Fidelity creates "mapped groups" by combining similar Lipper investment objective categories that have comparable management fee characteristics. Combining Lipper investment objective categories aids the Board's management fee and total expense comparisons by broadening the competitive group used for comparison and by reducing the number of universes to which various Fidelity funds are compared.

The Board considered two proprietary management fee comparisons for the 12-month periods shown in the chart below. The group of Lipper funds used by the Board for management fee comparisons is referred to below as the "Total Mapped Group" and, for the reasons explained above, is broader than the Lipper peer group used by the Board for performance comparisons. The Total Mapped Group comparison focuses on a fund's standing relative to the total universe of comparable funds available to investors, in terms of gross management fees before expense reimbursements or caps. "TMG %" represents the percentage of funds in the Total Mapped Group that had management fees that were lower than the fund's. For example, a TMG % of 8% means that 92% of the funds in the Total Mapped Group had higher management fees than the fund. The "Asset-Size Peer Group" (ASPG) comparison focuses on a fund's standing relative to non-Fidelity funds similar in size to the fund within the Total Mapped Group. The ASPG represents at least 15% of the funds in the Total Mapped Group with comparable asset size and management fee characteristics, subject to a minimum of 50 funds (or all funds in the Total Mapped Group if fewer than 50). Additional information, such as the ASPG quartile in which the fund's management fee ranked, is also included in the chart and considered by the Board.

Annual Report

Fidelity Intermediate Bond Fund

The Board noted that the fund's management fee ranked below the median of its Total Mapped Group and below the median of its ASPG for 2006.

Furthermore, the Board considered that it had approved an amendment (effective June 1, 2005) to the fund's management contract that lowered the fund's individual fund fee rate from 30 basis points to 20 basis points. The Board considered that the chart reflects the fund's lower management fee for 2005, as if the lower rate were in effect for the entire year.

Annual Report

Board Approval of Investment Advisory Contracts and
Management Fees - continued

Based on its review, the Board concluded that the fund's management fee was fair and reasonable in light of the services that the fund receives and the other factors considered.

In its review of the fund's total expenses, the Board considered the fund's management fee as well as other fund expenses, such as transfer agent fees, pricing and bookkeeping fees, and custodial, legal, and audit fees. The Board also noted the effects of any waivers and reimbursements on fees and expenses. As part of its review, the Board also considered current and historical total expenses of the fund compared to competitive fund median expenses. The fund is compared to those funds and classes in the Total Mapped Group (used by the Board for management fee comparisons) that have a similar sales load structure.

The Board also considered that the current contractual arrangements for the fund (i) have the effect of setting the total "fund-level" expenses (including, among certain other expenses, the management fee) at 35 basis points, (ii) lower and limit the "class-level" transfer agent fee to 10 basis points, and (iii) limit the fund's total expenses to 45 basis points. These contractual arrangements may not be increased without Board and shareholder approval.

The Board noted that the fund's total expenses ranked below its competitive median for 2006.

The Board recognized that the fund's management contract incorporates a "group fee" structure, which provides for lower group fee rates as total fund assets under FMR's management increase, and for higher group fee rates as total fund assets under FMR's management decrease. FMR determines the group fee rates based on a tiered asset "breakpoint" schedule. In connection with the renewal of the fund's management contract, the Board approved amendments to the fund's management contract that added four new fee breakpoints to the group fee rate schedule for assets under FMR's management above $1,386 billion. The Board considered that the group fee rate declines under both the present and amended schedules, but that under the amended schedule, the group fee rate declines faster as assets under FMR's management exceed $1,386 billion. The Board noted, however, that because the current contractual arrangements set the fund's total fund-level expenses at 35 basis points, increases or decreases in the management fee due to changes in the group fee rate will not impact total expenses.

In its review of total expenses, the Board also considered Fidelity fee structures and other information on clients that FMR and its affiliates service in other competitive markets, such as other mutual funds advised or subadvised by FMR or its affiliates, pension plan clients, and other institutional clients.

Annual Report

Based on its review, the Board concluded that the fund's total expenses were reasonable in light of the services that the fund and its shareholders receive and the other factors considered.

Costs of the Services and Profitability. The Board considered the revenues earned and the expenses incurred by Fidelity in conducting the business of developing, marketing, distributing, managing, administering and servicing the fund and its shareholders. The Board also considered the level of Fidelity's profits in respect of all the Fidelity funds.

On an annual basis, FMR presents to the Board Fidelity's profitability for the fund. Fidelity calculates the profitability for each fund, as well as aggregate profitability for groups of Fidelity funds and all Fidelity funds, using a series of detailed revenue and cost allocation methodologies which originate with the audited books and records of Fidelity. The Audit Committee of the Board reviews any significant changes from the prior year's methodologies.

PricewaterhouseCoopers LLP (PwC), independent registered public accounting firm and auditor to Fidelity and certain Fidelity funds, has been engaged annually by the Board as part of the Board's assessment of the results of Fidelity's profitability analysis. PwC's engagement includes the review and assessment of Fidelity's methodologies used in determining the revenues and expenses attributable to Fidelity's mutual fund business, and completion of agreed-upon procedures surrounding the mathematical accuracy of fund profitability and its conformity to allocation methodologies. After considering PwC's reports issued under the engagement and information provided by Fidelity, the Board believes that while other allocation methods may also be reasonable, Fidelity's profitability methodologies are reasonable in all material respects.

The Board has also reviewed Fidelity's non-fund businesses and any fall-out benefits related to the mutual fund business as well as cases where Fidelity's affiliates may benefit from or be related to the fund's business.

The Board considered the costs of the services provided by and the profits realized by Fidelity in connection with the operation of the fund and determined that the amount of profit is a fair entrepreneurial profit for the management of the fund.

Economies of Scale. The Board considered whether there have been economies of scale in respect of the management of the Fidelity funds, whether the Fidelity funds (including the fund) have appropriately benefited from any such economies of scale, and whether there is potential for realization of any further economies of scale. The Board considered the extent to which the fund will benefit from economies of scale through increased services to the fund, through waivers or reimbursements, or through fee or expense reductions. The Board concluded that any potential economies of scale are being shared between fund shareholders and Fidelity in an appropriate manner.

Annual Report

Board Approval of Investment Advisory Contracts and
Management Fees - continued

Additional Information Requested by the Board. In order to develop fully the factual basis for consideration of the Fidelity funds' Advisory Contracts, the Board requested and received additional information on several topics, including (i) Fidelity's fund profitability methodology, profitability by investment discipline, and profitability trends within certain funds; (ii) Fidelity's compensation structure relative to competitors and its effect on profitability; (iii) funds and accounts managed by Fidelity other than the Fidelity funds, including fee arrangements; (iv) the total expenses of certain funds and classes relative to competitors; (v) fund performance trends; (vi) fall-out benefits received by certain Fidelity affiliates; and (vii) Fidelity's fee structures.

Based on its evaluation of all of the conclusions noted above, and after considering all material factors, the Board ultimately concluded that the advisory fee structures are fair and reasonable, and that the fund's Advisory Contracts should be renewed.

Annual Report

Investment Adviser

Fidelity Management & Research
Company
Boston, MA

Investment Sub-Advisers

Fidelity Investments Japan Limited

Fidelity Investments Money
Management, Inc.

Fidelity Research & Analysis Company

Fidelity International Investment Advisors

Fidelity International Investment Advisors
(U.K.) Limited

General Distributor

Fidelity Distributors Corporation

Boston, MA

Transfer and Service Agent

Fidelity Service Company, Inc.

Boston, MA

Custodian

The Bank of New York

New York, NY

The Fidelity Telephone Connection

Mutual Fund 24-Hour Service

Exchanges/Redemptions
and Account Assistance 1-800-544-6666

Product Information 1-800-544-6666

Retirement Accounts 1-800-544-4774
(8 a.m. - 9 p.m.)

TDD Service 1-800-544-0118
for the deaf and hearing impaired
(9 a.m. - 9 p.m. Eastern time)

Fidelity Automated Service
Telephone (FAST®) (automated graphic)    1-800-544-5555

(automated graphic)    Automated line for quickest service

IBF-UANN-1007
1.784721.105

(Fidelity Investment logo)(registered trademark)
Corporate Headquarters
82 Devonshire St., Boston, MA 02109
www.fidelity.com

Fidelity®

Investment Grade Bond

Fund

Annual Report

August 31, 2007

(2_fidelity_logos) (Registered_Trademark)

Contents

Notes to Shareholders	<Click Here>	An explanation of the changes to the fund.
Chairman's Message	<Click Here>	Ned Johnson's message to shareholders.
Performance	<Click Here>	How the fund has done over time.
Management's Discussion	<Click Here>	The manager's review of fund performance, strategy and outlook
Shareholder Expense Example	<Click Here>	An example of shareholder expenses.
Investment Changes	<Click Here>	A summary of major shifts in the fund's investments over the past six months.
Investments	<Click Here>	A complete list of the fund's investments with their market values.
Financial Statements	<Click Here>	Statements of assets and liabilities, operations, and changes in net assets, as well as financial highlights.
Notes	<Click Here>	Notes to the financial statements.
Report of Independent Registered Public Accounting Firm	<Click Here>
Trustees and Officers	<Click Here>
Distributions	<Click Here>
Board Approval of Investment Advisory Contracts and Management Fees	<Click Here>

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com (search for "proxy voting guidelines") or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov. You may also call 1-800-544-8544 to request a free copy of the proxy voting guidelines.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company.

Annual Report

This report and the financial statements contained herein are submitted for the general information of the shareholders of the fund. This report is not authorized for distribution to prospective investors in the fund unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Forms N-Q are available on the SEC's web site at http://www.sec.gov. A fund's Forms N-Q may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330. For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com or http://www.advisor.fidelity.com, as applicable.

NOT FDIC INSURED · MAY LOSE VALUE · NO BANK GUARANTEE

Neither the fund nor Fidelity Distributors Corporation is a bank.

Annual Report

Notes to Shareholders:

As discussed in prior shareholder reports, the fund changed its investment approach in the way it invests in the investment-grade debt market, seeking exposure to various types of securities by investing in central funds as well as investing directly in individual investment-grade securities. Central funds are Fidelity mutual funds used by this fund and other Fidelity funds as an investment vehicle to gain pooled exposure to a particular core market sector, such as corporate bonds or mortgage-backed securities. Instead of multiple funds each investing in investment-grade debt securities individually, they can now take advantage of consolidating investments in a single, larger pool of investment-grade debt by investing directly in central funds. Shares of the central funds are offered only to other Fidelity mutual funds and accounts; investors cannot directly invest in them.

It's important to point out that investing in central funds does not impact the fund's investment objective or risk profile, only the mechanics of how we manage its investment portfolio. The portfolio managers continue to be responsible for choosing appropriate investments for their funds, whether they elect to purchase shares of a central fund or individual securities. Fidelity does not charge any additional management fees for central funds.

Investing in central funds does change the way this report presents the fund's holdings. The Investments section continues to list direct investments of the fund, including each central fund. However, many of the individual investment-grade debt securities previously held by the fund were transferred to the central funds, so they are no longer directly held and thus not listed. The financial statements and a complete schedule of portfolio holdings for each of the fixed-income central funds are available upon request or at the SEC's web site at www.sec.gov.

Annual Report

Chairman's Message

(photo_of_Edward_C_Johnson_3d)

Dear Shareholder:

Many stock and bond markets around the world have been unsettled of late; however, volatility can often lead to opportunity for patient investors. Financial markets are always unpredictable, but there are a number of time-tested principles that can put the historical odds in your favor.

One of the basic tenets is to invest for the long term. Over time, riding out the markets' inevitable ups and downs has proven much more effective than selling into panic or chasing the hottest trend. Even missing only a few of the markets' best days can significantly diminish investor returns. Patience also affords the benefits of compounding - of earning interest on additional income or reinvested dividends and capital gains. There are tax advantages and cost benefits to consider as well. The more you sell, the more taxes you pay, and the more you trade, the higher the costs. While staying the course doesn't eliminate risk, it can considerably lessen the effect of short-term declines.

You can further manage your investing risk through diversification. And today, more than ever, geographic diversification should be taken into account. Studies indicate that asset allocation is the single most important determinant of a portfolio's long-term success. The right mix of stocks, bonds and cash - aligned to your particular risk tolerance and investment objective - is very important. Age-appropriate rebalancing is also an essential aspect of asset allocation. For younger investors, an emphasis on equities - which historically have been the best-performing asset class over time - is encouraged. As investors near their specific goal, such as retirement or sending a child to college, consideration may be given to replacing volatile assets (e.g. common stocks) with more-stable fixed investments (bonds or savings plans).

A third investment principle - investing regularly - can help lower the average cost of your purchases. Investing a certain amount of money each month or quarter helps ensure you won't pay for all your shares at market highs. This strategy - known as dollar cost averaging - also reduces unconstructive "emotion" from investing, helping shareholders avoid selling weak performers just prior to an upswing, or chasing a hot performer just before a correction.

We invite you to contact us via the Internet, through our Investor Centers or over the phone. It is our privilege to provide you the information you need to make the investments that are right for you.

Sincerely,

/s/Edward C. Johnson 3d

Edward C. Johnson 3d

Annual Report

Performance: The Bottom Line

Average annual total return reflects the change in the value of an investment, assuming reinvestment of the class' dividend income and capital gains (the profits earned upon the sale of securities that have grown in value) and assuming a constant rate of performance each year. The $10,000 table and the fund's returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. During periods of reimbursement by Fidelity, a fund's total return will be greater than it would be had the reimbursement not occurred. How a fund did yesterday is no guarantee of how it will do tomorrow.

Average Annual Total Returns

Periods ended August 31, 2007	Past 1 year	Past 5 years	Past 10 years
Investment Grade Bond	3.05%	4.23%	5.69%

$10,000 Over 10 Years

Let's say hypothetically that $10,000 was invested in Investment Grade Bond, a class of the fund on August 31, 1997. The chart shows how the value of your investment would have changed, and also shows how the Lehman Brothers® U.S. Aggregate Index performed over the same period.

Annual Report

Management's Discussion of Fund Performance

Comments from Jeffrey Moore, Portfolio Manager of Fidelity® Investment Grade Bond Fund

A subprime mortgage loan crisis and an emerging credit crunch contributed to subpar performance for some sectors of the investment-grade bond market during the 12-month period ending August 31, 2007, though some categories, particularly Treasuries, benefited from a flight to quality. While returns for high-grade debt were fairly solid overall, they also were tempered to an extent by the Federal Reserve Board's decision to leave interest rates unchanged - and not lower them as bond investors had hoped - citing its concern that inflation was still a threat given the continued strength of the U.S. economy. During the one-year span, the Lehman Brothers® U.S. Aggregate Index - a performance gauge of the taxable, high-quality debt market - gained 5.26%. Within the index, Treasuries - the bond market's highest-quality debt instrument - fared best during the past 12 months, as many investors fled riskier fixed-income securities. The Lehman Brothers U.S. Treasury Index rose 6.02%. The asset-backed category - home to volatile subprime mortgages, as well as credit card debt and auto loans - had the weakest performance, gaining only 3.68% according to the Lehman Brothers Asset-Backed Securities Index.

Investment Grade Bond gained 3.05% during the year ending August 31, 2007, trailing its benchmark, the Lehman Brothers U.S. Aggregate Index. This underperformance was mainly due to investments in asset-backed securities, particularly those backed by subprime mortgages. Although subprime-backed securities constituted a relatively small portion of the portfolio, the dramatic flight from risk that occurred during the period triggered a sharp sell-off in many of the fund's subprime-backed holdings - even those with AAA and AA credit ratings, which represented most of the portfolio's subprime allocation. The fund had subprime exposure both through securities I purchased directly and through the various central funds in which I invested. Fidelity Ultra-Short Central Fund - a diversified pool of short-term assets - had the biggest negative subprime-related impact on the fund during the period. In contrast, the fund's underweighting in riskier spread products - taxable, non-U.S. Treasury issues - proved to be helpful in a challenging market environment in which U.S. government-backed bonds were the best overall performers. The fund also was helped by underweighting U.S. agency-issued mortgage pass-through securities, which underperformed amid higher interest rate volatility that increased the prepayment risk inherent in these bonds.

The views expressed above reflect those of the portfolio manager(s) only through the end of the period as stated on the cover of this report and do not necessarily represent the views of Fidelity or any other person in the Fidelity organization. Any such views are subject to change at any time based upon market or other conditions and Fidelity disclaims any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for a Fidelity fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any Fidelity fund.

Annual Report

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments or redemption proceeds, and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (March 1, 2007 to August 31, 2007).

Actual Expenses

The first line of the accompanying table for each class of the Fund provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a class of the Fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table for each class of the Fund provides information about hypothetical account values and hypothetical expenses based on a Class' actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Class' actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Annual Report

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning Account Value March 1, 2007	Ending Account Value August 31, 2007	Expenses Paid During Period* March 1, 2007 to August 31, 2007
Class A
Actual	$ 1,000.00	$ 991.70	$ 3.92
Hypothetical A	$ 1,000.00	$ 1,021.27	$ 3.97
Class T
Actual	$ 1,000.00	$ 991.60	$ 3.97
Hypothetical A	$ 1,000.00	$ 1,021.22	$ 4.02
Class B
Actual	$ 1,000.00	$ 988.10	$ 7.47
Hypothetical A	$ 1,000.00	$ 1,017.69	$ 7.58
Class C
Actual	$ 1,000.00	$ 987.90	$ 7.67
Hypothetical A	$ 1,000.00	$ 1,017.49	$ 7.78
Investment Grade Bond
Actual	$ 1,000.00	$ 994.70	$ 2.26
Hypothetical A	$ 1,000.00	$ 1,022.94	$ 2.29
Institutional Class
Actual	$ 1,000.00	$ 993.20	$ 2.41
Hypothetical A	$ 1,000.00	$ 1,022.79	$ 2.45

A 5% return per year before expenses

* Expenses are equal to each Class' annualized expense ratio (shown in the table below); multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period). The fees and expenses of the underlying Fidelity Central Funds in which the Fund invests are not included in the Fund's annualized expense ratio.

Annualized Expense Ratio
Class A	.78%
Class T	.79%
Class B	1.49%
Class C	1.53%
Investment Grade Bond	.45%
Institutional Class	.48%

Annual Report

Investment Changes

The information in the tables is based on the combined investments of the Fund and its pro rata share of its investments of each Fidelity Central Fund.

Quality Diversification (% of fund's net assets) as of August 31, 2007
As of August 31, 2007	As of February 28, 2007
U.S. Government and U.S. Government Agency Obligations 57.6%	U.S. Government and U.S. Government Agency Obligations 53.9%
AAA 22.3%	AAA 22.2%
AA 7.7%	AA 7.6%
A 6.4%	A 8.7%
BBB 18.6%	BBB 17.7%
BB and Below 4.7%	BB and Below 4.2%
Not Rated 0.6%	Not Rated 1.4%
Short-Term Investments and Net Other Assets (dagger) (17.9)%	Short-Term Investments and Net Other Assets (dagger) (15.7)%

We have used ratings from Moody's® Investors Services, Inc. Where Moody's ratings are not available, we have used S&P ® ratings. All ratings are as of the report date and do not reflect subsequent downgrades.

Weighted Average Maturity as of August 31, 2007
6 months ago
Years	4.9	5.2

The weighted average maturity is based on the dollar-weighted average length of time until principal payments are expected or until securities reach maturity, taking into account any maturity shortening feature such as a call, refunding or redemption provision.

Duration as of August 31, 2007
6 months ago
Years	4.5	4.1

Duration shows how much a bond fund's price fluctuates with changes in comparable interest rates. If rates rise 1%, for example, a fund with a five-year duration is likely to lose about 5% of its value. Other factors also can influence a bond fund's performance and share price. Accordingly, a bond fund's actual performance may differ from this example.

Asset Allocation (% of fund's net assets)
As of August 31, 2007 *		As of February 28, 2007 **
	Corporate Bonds 26.2%		Corporate Bonds 27.6%
	U.S. Government and U.S. Government Agency Obligations 57.6%		U.S. Government and U.S. Government Agency Obligations 53.9%
	Asset-Backed Securities 14.5%		Asset-Backed Securities 16.2%
	CMOs and Other Mortgage Related Securities 19.1%		CMOs and Other Mortgage Related Securities 17.5%
	Municipal Bonds 0.3%		Municipal Bonds 0.1%
	Other Investments 0.2%		Other Investments 0.4%
	Short-Term Investments and Net Other Assets (dagger) (17.9)%		Short-Term Investments and Net Other Assets (dagger) (15.7)%
* Foreign investments	9.1%	** Foreign investments	9.8%
* Futures and Swaps	11.6%	** Futures and Swaps	17.7%

* Short-term Investments and Net Other Assets are not included in the pie chart.

A holdings listing for the Fund, which presents direct holdings as well as the pro rata share of any securities and other investments held indirectly through its investment in underlying non-money market Fidelity Central Funds, is available at fidelity.com and/or advisor.fidelity.com, as applicable.

Annual Report

Investments August 31, 2007

Showing Percentage of Net Assets

Nonconvertible Bonds - 17.2%
	Principal Amount (000s)	Value (000s)
CONSUMER DISCRETIONARY - 1.4%
Automobiles - 0.3%
Ford Motor Co. 7.45% 7/16/31	$ 40,245	$ 30,184
Household Durables - 0.0%
Fortune Brands, Inc. 5.875% 1/15/36	2,745	2,475
Media - 1.1%
Comcast Corp. 4.95% 6/15/16	15,874	14,694
Cox Communications, Inc. 6.45% 12/1/36 (d)	25,731	24,653
Gannett Co., Inc. 5.705% 5/26/09 (h)	15,990	15,951
Liberty Media Corp.:
5.7% 5/15/13	8,500	7,863
8.25% 2/1/30	19,105	18,532
News America Holdings, Inc. 7.75% 12/1/45	6,015	6,584
News America, Inc.:
6.15% 3/1/37	6,365	5,913
6.2% 12/15/34	4,570	4,243
Time Warner Cable, Inc. 5.85% 5/1/17 (d)	28,639	27,991
Univision Communications, Inc. 3.875% 10/15/08	9,840	9,471
		135,895
TOTAL CONSUMER DISCRETIONARY		168,554
CONSUMER STAPLES - 0.5%
Beverages - 0.1%
FBG Finance Ltd. 5.125% 6/15/15 (d)	11,020	10,412
Food & Staples Retailing - 0.1%
CVS Caremark Corp. 6.302% 6/1/37 (h)	14,340	13,852
Food Products - 0.0%
Kraft Foods, Inc. 7% 8/11/37	925	952
Tobacco - 0.3%
Reynolds American, Inc.:
6.75% 6/15/17	15,115	15,336
7.25% 6/15/37	18,095	18,339
		33,675
TOTAL CONSUMER STAPLES		58,891
ENERGY - 1.0%
Oil, Gas & Consumable Fuels - 1.0%
Anadarko Petroleum Corp. 5.95% 9/15/16	3,086	3,069
Kinder Morgan Energy Partners LP 6.95% 1/15/38	1,715	1,725
Nonconvertible Bonds - continued
	Principal Amount (000s)	Value (000s)
ENERGY - continued
Oil, Gas & Consumable Fuels - continued
Nakilat, Inc. 6.067% 12/31/33 (d)	$ 23,610	$ 22,833
National Gas Co. of Trinidad & Tobago Ltd. 6.05% 1/15/36 (d)	5,985	5,743
Nexen, Inc. 6.4% 5/15/37	7,730	7,520
Pemex Project Funding Master Trust:
5.75% 12/15/15	55,046	54,440
5.96% 12/3/12 (d)(h)	11,870	11,852
Talisman Energy, Inc. yankee 6.25% 2/1/38	4,840	4,547
Transcontinental Gas Pipe Line Corp. 6.4% 4/15/16	9,120	9,052
Valero Energy Corp. 6.625% 6/15/37	3,235	3,262
		124,043
FINANCIALS - 8.0%
Capital Markets - 1.7%
Bear Stearns Companies, Inc. 6.9% 8/15/12	24,040	24,203
Deutsche Bank AG London 6% 9/1/17	12,840	12,955
Janus Capital Group, Inc. 5.875% 9/15/11	2,605	2,593
JPMorgan Chase Capital XVII 5.85% 8/1/35	3,865	3,413
JPMorgan Chase Capital XVIII 6.95% 8/17/36	14,000	13,269
JPMorgan Chase Capital XX 6.55% 9/29/36	82,700	74,448
Lazard Group LLC:
6.85% 6/15/17	5,200	5,134
7.125% 5/15/15	16,430	16,780
Lehman Brothers Holdings, Inc. 6.5% 7/19/17	5,150	5,070
Morgan Stanley:
4.75% 4/1/14	9,200	8,600
5.66% 1/9/14 (h)	40,435	39,183
		205,648
Commercial Banks - 1.3%
Bank of America NA 6% 10/15/36	23,240	22,464
Bank One Corp. 5.25% 1/30/13	13,775	13,672
BB&T Capital Trust IV 6.82% 6/12/77 (h)	1,220	1,151
Credit Suisse (Guernsey) Ltd. 5.86%	13,520	12,818
Export-Import Bank of Korea 5.25% 2/10/14 (d)	7,225	7,154
HSBC Holdings PLC 6.5% 5/2/36	11,470	11,634
KeyCorp Capital Trust VII 5.7% 6/15/35	16,490	14,076
Korea Development Bank 5.75% 9/10/13	14,578	14,748
Wachovia Bank NA 5.85% 2/1/37	29,335	27,613
Wachovia Corp. 4.875% 2/15/14	1,791	1,721
Nonconvertible Bonds - continued
	Principal Amount (000s)	Value (000s)
FINANCIALS - continued
Commercial Banks - continued
Wells Fargo Bank NA:
4.75% 2/9/15	$ 12,250	$ 11,665
5.95% 8/26/36	16,699	16,338
		155,054
Consumer Finance - 0.5%
SLM Corp.:
4.5% 7/26/10	2,325	2,152
5.52% 7/26/10 (h)	56,195	52,954
		55,106
Diversified Financial Services - 0.7%
Citigroup, Inc.:
5.875% 5/29/37	2,500	2,367
6.125% 8/25/36	8,130	7,941
JPMorgan Chase & Co.:
4.875% 3/15/14	10,460	10,076
5.75% 1/2/13	2,935	2,967
Mizuho Financial Group Cayman Ltd. 5.79% 4/15/14 (d)	15,505	15,395
Prime Property Funding, Inc.:
5.125% 6/1/15 (d)	13,035	12,103
5.5% 1/15/14 (d)	8,820	8,568
ZFS Finance USA Trust II 6.45% 12/15/65 (d)(h)	7,500	7,048
ZFS Finance USA Trust V 6.5% 5/9/67 (d)(h)	13,680	12,800
		79,265
Insurance - 0.9%
AMBAC Financial Group, Inc. 6.15% 2/15/37	9,795	7,498
Assurant, Inc. 5.625% 2/15/14	8,540	8,415
Axis Capital Holdings Ltd. 5.75% 12/1/14	13,335	13,223
Great-West Life & Annuity Insurance Co. 7.153% 5/16/46 (d)(h)	22,081	21,863
Liberty Mutual Group, Inc. 6.7% 8/15/16 (d)	15,840	16,181
Lincoln National Corp. 7% 5/17/66 (h)	8,870	8,988
QBE Insurance Group Ltd. 5.647% 7/1/23 (d)(h)	18,775	18,413
Symetra Financial Corp. 6.125% 4/1/16 (d)	10,405	10,470
		105,051
Real Estate Investment Trusts - 2.2%
AMB Property LP 5.9% 8/15/13	9,635	9,657
Nonconvertible Bonds - continued
	Principal Amount (000s)	Value (000s)
FINANCIALS - continued
Real Estate Investment Trusts - continued
Archstone-Smith Operating Trust:
5.25% 12/1/10	$ 5,185	$ 5,163
5.25% 5/1/15	12,985	12,527
Boston Properties, Inc. 6.25% 1/15/13	7,487	7,730
Brandywine Operating Partnership LP:
5.625% 12/15/10	19,900	19,761
5.75% 4/1/12	6,050	6,005
Camden Property Trust 5.875% 11/30/12	6,435	6,477
Colonial Properties Trust:
4.75% 2/1/10	12,325	12,084
5.5% 10/1/15	12,730	12,109
6.875% 8/15/12	5,000	5,259
Developers Diversified Realty Corp.:
4.625% 8/1/10	975	957
5% 5/3/10	6,840	6,813
5.25% 4/15/11	5,400	5,370
5.375% 10/15/12	5,485	5,402
Duke Realty LP:
5.5% 3/1/16	10,700	10,201
5.625% 8/15/11	1,525	1,517
5.95% 2/15/17	1,410	1,381
Equity One, Inc.:
6% 9/15/17 (d)	6,860	6,572
6.25% 1/15/17	4,535	4,447
Federal Realty Investment Trust:
5.4% 12/1/13	4,880	4,757
6% 7/15/12	3,355	3,403
6.2% 1/15/17	2,580	2,575
Healthcare Realty Trust, Inc. 5.125% 4/1/14	4,130	3,965
HRPT Properties Trust 5.75% 11/1/15	2,925	2,826
Liberty Property LP:
5.5% 12/15/16	6,665	6,340
6.375% 8/15/12	4,617	4,745
Mack-Cali Realty LP:
5.05% 4/15/10	6,290	6,250
7.25% 3/15/09	4,110	4,233
Reckson Operating Partnership LP:
5.15% 1/15/11	2,790	2,720
6% 3/31/16	2,600	2,486
Nonconvertible Bonds - continued
	Principal Amount (000s)	Value (000s)
FINANCIALS - continued
Real Estate Investment Trusts - continued
Simon Property Group LP:
4.6% 6/15/10	$ 8,400	$ 8,207
5.1% 6/15/15	22,675	21,479
5.45% 3/15/13	8,720	8,567
5.75% 5/1/12	4,015	4,013
7.75% 1/20/11	2,250	2,402
Tanger Properties LP 6.15% 11/15/15	17,300	16,993
UDR, Inc. 5.5% 4/1/14	10,720	10,458
United Dominion Realty Trust, Inc. 5.25% 1/15/15	3,645	3,495
Washington (REIT) 5.95% 6/15/11	10,660	10,810
		270,156
Real Estate Management & Development - 0.3%
Colonial Realty LP 6.05% 9/1/16	9,420	9,222
ERP Operating LP 5.5% 10/1/12	5,765	5,703
Post Apartment Homes LP 6.3% 6/1/13	11,550	11,692
Regency Centers LP 6.75% 1/15/12	12,435	12,931
		39,548
Thrifts & Mortgage Finance - 0.4%
Capmark Financial Group, Inc. 6.3% 5/10/17 (d)	5,570	4,524
Residential Capital Corp. 8.69% 4/17/09 (d)(h)	15,695	8,632
The PMI Group, Inc. 6% 9/15/16	9,880	9,068
Washington Mutual, Inc.:
4.625% 4/1/14	14,680	13,287
5.76% 9/17/12 (h)	15,415	14,574
		50,085
TOTAL FINANCIALS		959,913
INDUSTRIALS - 1.6%
Aerospace & Defense - 0.1%
Bombardier, Inc. 6.3% 5/1/14 (d)	18,035	17,223
Airlines - 1.3%
American Airlines, Inc. pass thru trust certificates:
7.324% 4/15/11	13,531	13,294
7.858% 4/1/13	26,059	27,492
Continental Airlines, Inc. pass thru trust certificates 6.545% 8/2/20	4,245	4,269
Delta Air Lines, Inc. pass thru trust certificates 7.57% 11/18/10	17,570	17,790
Nonconvertible Bonds - continued
	Principal Amount (000s)	Value (000s)
INDUSTRIALS - continued
Airlines - continued
U.S. Airways pass thru trust certificates:
6.85% 7/30/19	$ 6,914	$ 6,810
8.36% 7/20/20	21,289	22,992
United Air Lines, Inc. pass-thru certificates Class 1A, 6.636% 7/2/22	30,010	29,485
United Air Lines, Inc. pass-thru trust certificates:
6.071% 9/1/14	3,559	3,577
6.602% 9/1/13	6,291	6,307
7.032% 4/1/12	4,453	4,472
7.186% 10/1/12	11,032	11,142
7.811% 10/1/09 (b)	4,909	5,769
		153,399
Commercial Services & Supplies - 0.1%
R.R. Donnelley & Sons Co. 5.5% 5/15/15	12,745	12,270
Road & Rail - 0.0%
Canadian Pacific Railway Co. 5.95% 5/15/37	990	939
Transportation Infrastructure - 0.1%
BNSF Funding Trust I 6.613% 12/15/55 (h)	6,338	5,628
TOTAL INDUSTRIALS		189,459
INFORMATION TECHNOLOGY - 0.2%
Semiconductors & Semiconductor Equipment - 0.2%
Chartered Semiconductor Manufacturing Ltd.:
5.75% 8/3/10	9,825	9,876
6.375% 8/3/15	10,650	10,579
National Semiconductor Corp. 6.15% 6/15/12	7,260	7,391
		27,846
MATERIALS - 0.1%
Chemicals - 0.1%
Agrium, Inc. 7.125% 5/23/36	11,735	11,930
Metals & Mining - 0.0%
Corporacion Nacional del Cobre (Codelco) 6.375% 11/30/12 (d)	3,460	3,618
TOTAL MATERIALS		15,548
Nonconvertible Bonds - continued
	Principal Amount (000s)	Value (000s)
TELECOMMUNICATION SERVICES - 1.4%
Diversified Telecommunication Services - 0.8%
AT&T, Inc. 6.8% 5/15/36	$ 1,275	$ 1,331
BellSouth Capital Funding Corp. 7.875% 2/15/30	12,752	14,528
Deutsche Telekom International Finance BV 5.25% 7/22/13	11,230	10,951
Embarq Corp. 7.082% 6/1/16	17,205	17,743
KT Corp. 5.875% 6/24/14 (d)	7,455	7,610
Sprint Capital Corp. 8.75% 3/15/32	2,280	2,632
Telecom Italia Capital SA:
4.95% 9/30/14	11,250	10,538
5.25% 10/1/15	12,725	12,002
7.2% 7/18/36	2,550	2,652
Telefonica Emisiones SAU:
6.221% 7/3/17	11,230	11,309
7.045% 6/20/36	5,850	6,091
		97,387
Wireless Telecommunication Services - 0.6%
Sprint Nextel Corp. 6% 12/1/16	23,971	23,302
Vodafone Group PLC:
5% 12/16/13	7,380	7,086
5.625% 2/27/17	35,292	34,116
		64,504
TOTAL TELECOMMUNICATION SERVICES		161,891
UTILITIES - 3.0%
Electric Utilities - 1.5%
AmerenUE 6.4% 6/15/17	18,252	18,930
Cleveland Electric Illuminating Co. 5.65% 12/15/13	11,490	11,403
Commonwealth Edison Co. 5.4% 12/15/11	14,943	14,852
Exelon Corp. 4.9% 6/15/15	27,100	25,198
Nevada Power Co. 6.5% 5/15/18	26,280	26,280
Pacific Gas & Electric Co.:
4.8% 3/1/14	2,670	2,549
5.8% 3/1/37	7,180	6,776
Pennsylvania Electric Co. 6.05% 9/1/17 (d)	10,455	10,460
PPL Capital Funding, Inc. 6.7% 3/30/67 (h)	15,620	15,093
Southern California Edison Co.:
4.65% 4/1/15	990	939
5% 1/15/14	585	571
Nonconvertible Bonds - continued
	Principal Amount (000s)	Value (000s)
UTILITIES - continued
Electric Utilities - continued
TXU Energy Co. LLC:
5.86% 9/16/08 (d)(h)	$ 30,500	$ 30,517
7% 3/15/13	10,903	11,199
		174,767
Gas Utilities - 0.4%
NiSource Finance Corp.:
5.4% 7/15/14	2,960	2,849
5.45% 9/15/20	8,100	7,321
6.0644% 11/23/09 (h)	9,874	9,786
6.4% 3/15/18	24,090	24,091
Southern Natural Gas Co. 5.9% 4/1/17 (d)	6,145	5,973
		50,020
Independent Power Producers & Energy Traders - 0.5%
Duke Capital LLC 5.668% 8/15/14	13,400	13,260
Exelon Generation Co. LLC 5.35% 1/15/14	23,798	22,997
PPL Energy Supply LLC 6.2% 5/15/16	11,895	12,019
TXU Corp. 5.55% 11/15/14	7,555	6,195
		54,471
Multi-Utilities - 0.6%
CMS Energy Corp. 6.55% 7/17/17	13,140	12,594
Dominion Resources, Inc. 7.5% 6/30/66 (h)	12,110	12,547
MidAmerican Energy Holdings, Co. 6.5% 9/15/37 (d)	11,895	11,991
National Grid PLC 6.3% 8/1/16	26,485	27,130
TECO Energy, Inc. 7% 5/1/12	11,415	11,706
		75,968
TOTAL UTILITIES		355,226
TOTAL NONCONVERTIBLE BONDS (Cost $2,114,776)		2,061,371
U.S. Government and Government Agency Obligations - 19.6%
	Principal Amount (000s)	Value (000s)
U.S. Government Agency Obligations - 1.6%
Freddie Mac:
4.5% 7/15/13	$ 150,000	$ 147,071
5.5% 8/23/17	50,000	51,544
TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS		198,615
U.S. Treasury Inflation Protected Obligations - 4.9%
U.S. Treasury Inflation-Indexed Notes:
2% 1/15/14 (c)(f)	291,656	284,808
2.375% 1/15/17 (c)(f)	302,347	302,184
TOTAL U.S. TREASURY INFLATION PROTECTED OBLIGATIONS		586,992
U.S. Treasury Obligations - 13.1%
U.S. Treasury Bond stripped principal 2/15/31	119,730	38,300
U.S. Treasury Bonds 5% 5/15/37 (f)	12,875	13,216
U.S. Treasury Notes 4.625% 7/31/12 (e)	1,487,595	1,511,504
TOTAL U.S. TREASURY OBLIGATIONS		1,563,020
TOTAL U.S. GOVERNMENT AND GOVERNMENT AGENCY OBLIGATIONS (Cost $2,330,611)		2,348,627
U.S. Government Agency - Mortgage Securities - 11.8%

Fannie Mae - 10.9%
4.5% 4/1/20	5,574	5,382
4.5% 9/1/22 (e)	16,000	15,365
4.5% 9/1/22 (e)	4,000	3,841
5% 4/1/18	17,380	17,078
5% 9/1/37 (e)	188,000	178,801
5% 9/1/37 (e)	34,000	32,336
5% 9/1/37 (e)	160,000	152,171
5% 9/1/37 (e)	199,000	189,263
5.5% 9/1/37 (e)	35,000	34,200
5.5% 9/1/37 (e)	163,000	159,276
5.5% 9/1/37 (e)	100,000	97,716
5.5% 9/1/37 (e)	20,000	19,543
5.5% 9/1/37 (e)	173,000	169,048
5.651% 7/1/37 (h)	3,565	3,586
5.819% 7/1/46 (e)(h)	35,518	35,822
U.S. Government Agency - Mortgage Securities - continued
	Principal Amount (000s)	Value (000s)
Fannie Mae - continued
6% 9/1/22 (e)	$ 2,000	$ 2,021
6% 9/1/37 (e)	9,000	8,997
6.061% 4/1/36 (h)	2,530	2,561
6.155% 4/1/36 (h)	6,607	6,697
6.256% 6/1/36 (h)	1,016	1,025
6.319% 4/1/36 (h)	2,247	2,282
6.5% 9/1/37 (e)	14,000	14,215
6.5% 9/1/37 (e)	142,000	144,177
TOTAL FANNIE MAE		1,295,403
Freddie Mac - 0.3%
4.766% 7/1/35 (h)	9,854	9,732
5.787% 10/1/35 (h)	1,875	1,883
5.877% 6/1/36 (h)	2,849	2,867
6.044% 6/1/36 (h)	2,787	2,810
6.049% 7/1/37 (h)	14,470	14,574
6.089% 4/1/36 (h)	4,697	4,733
6.1% 6/1/36 (h)	2,629	2,656
TOTAL FREDDIE MAC		39,255
Government National Mortgage Association - 0.6%
6.5% 9/1/37 (e)	33,000	33,630
6.5% 9/1/37 (e)	37,000	37,706
TOTAL GOVERNMENT NATIONAL MORTGAGE ASSOCIATION		71,336
TOTAL U.S. GOVERNMENT AGENCY - MORTGAGE SECURITIES (Cost $1,394,638)		1,405,994
Asset-Backed Securities - 1.2%

Advanta Business Card Master Trust Series 2007-D1 Class D, 6.9375% 1/22/13 (d)(h)	10,400	10,209
Airspeed Ltd. Series 2007-1A Class C1, 8.1113% 4/15/24 (d)(h)	11,868	11,760
AmeriCredit Prime Automobile Receivables Trust Series 2007-1 Class E, 6.96% 3/31/16 (d)	5,880	5,752
Capital Auto Receivables Asset Trust:
Series 2006-1 Class D, 7.16% 1/15/13 (d)	4,195	4,185
Series 2006-SN1A Class D, 6.15% 4/20/11 (d)	2,730	2,728
Asset-Backed Securities - continued
	Principal Amount (000s)	Value (000s)
Carrington Mortgage Loan Trust Series 2006-NC3 Class M10, 7.505% 8/25/36 (d)(h)	$ 1,449	$ 317
Countrywide Home Loan Trust Series 2006-13N Class N, 7% 8/25/37 (d)	3,796	2,771
DB Master Finance LLC Series 2006-1 Class M1, 8.285% 6/20/31 (d)	5,545	5,699
Ford Credit Auto Owner Trust:
Series 2006-B Class D, 7.26% 2/15/13 (d)	5,810	5,782
Series 2006-C Class D, 6.89% 5/15/13 (d)	4,115	4,094
Series 2007-A Class D, 7.05% 12/15/13 (d)	2,335	2,218
GS Auto Loan Trust Series 2006-1 Class D, 6.25% 1/15/14 (d)	7,046	6,893
GSAMP Trust Series 2004-AR1 Class B4, 5% 6/25/34 (d)(h)	2,180	1,090
Merna Reinsurance Ltd. Series 2007-1 Class B, 7.11% 6/30/12 (d)(h)	17,200	17,200
Structured Asset Securities Corp. Series 2006-BC1 Class B1, 8.005% 3/25/36 (d)(h)	4,513	691
Wachovia Auto Loan Trust Series 2006-2A:
Class A4, 5.23% 3/20/12 (d)	50,000	49,857
Class E, 7.05% 5/20/14 (d)	6,660	6,405
WaMu Asset-Backed Certificates Series 2006-HE5 Class B2, 8.005% 10/25/36 (d)(h)	6,417	770
TOTAL ASSET-BACKED SECURITIES (Cost $149,453)		138,421
Collateralized Mortgage Obligations - 3.4%

Private Sponsor - 1.4%
Banc of America Commercial Mortgage Trust Series 2007-2:
Class B, 5.6984% 4/10/17	1,775	1,672
Class C, 5.6984% 4/10/17	4,735	4,429
Class D, 5.6984% 5/10/17	2,370	2,200
Banc of America Mortgage Securities, Inc.:
Series 2003-J Class 2A2, 4.3919% 11/25/33 (h)	5,153	5,069
Series 2004-A Class 2A1, 3.5523% 2/25/34 (h)	3,024	2,941
Series 2004-D Class 2A1, 3.6156% 5/25/34 (h)	1,457	1,415
Series 2005-H:
Class 1A1, 4.9226% 9/25/35 (h)	1,600	1,581
Class 2A2, 4.8021% 9/25/35 (h)	1,642	1,599
Bayview Commercial Asset Trust Series 2006-3A Class IO, 1.1688% 10/25/36 (h)(j)	80,162	9,459
Collateralized Mortgage Obligations - continued
	Principal Amount (000s)	Value (000s)
Private Sponsor - continued
Chase Mortgage Finance Trust:
Series 2007-A1:
Class 1A5, 4.3588% 2/25/37 (h)	$ 1,037	$ 1,022
Class 5A1, 4.1708% 2/25/37 (h)	7,979	7,785
Series 2007-A2:
Class 2A1, 4.243% 7/25/37 (h)	4,533	4,463
Class 3A1, 4.566% 7/25/37 (h)	8,168	8,022
Countrywide Home Loans pass-thru certificates Series 2007-HY5 Class 3A1, 6.2335% 9/25/37 (h)	7,755	7,639
Credit Suisse First Boston Mortgage Securities Corp. floater Series 2007-AR7 Class 2A1, 4.6454% 11/25/34 (h)	4,298	4,223
GMAC Mortgage Loan Trust Series 2005-AR6 Class 3A1, 5.3013% 11/19/35 (h)	9,288	9,110
JPMorgan Mortgage Trust:
Series 2006-A4 Class 1A1, 5.8257% 6/25/36 (h)	1,589	1,577
Series 2007-A1 Class 3A2, 5.0072% 7/25/35 (h)	4,492	4,423
RESI Finance LP/RESI Finance DE Corp. floater:
Series 2003-B Class B6, 8.2% 7/10/35 (d)(h)	4,245	4,287
Series 2003-CB1:
Class B4, 7% 6/10/35 (d)(h)	4,039	4,059
Class B5, 7.6% 6/10/35 (d)(h)	2,757	2,770
Class B6, 8.1% 6/10/35 (d)(h)	1,636	1,652
Structured Asset Securities Corp. floater Series 2006-BC5 Class B, 8.005% 12/25/36 (d)(h)	4,593	1,636
WaMu Mortgage pass-thru certificates:
Series 2004-AR7 Class A6, 3.941% 7/25/34 (h)	2,108	2,039
Series 2005-AR14 Class 1A1, 5.0596% 12/25/35 (h)	17,148	16,963
Wells Fargo Mortgage Backed Securities Trust:
Series 2005-AR12 Class 2A6, 4.3186% 7/25/35 (h)	1,349	1,316
Series 2005-AR3 Class 2A1, 4.187% 3/25/35 (h)	2,653	2,602
Series 2006-AR8 Class 3A1, 5.2377% 4/25/36 (h)	55,715	55,038
TOTAL PRIVATE SPONSOR		170,991
U.S. Government Agency - 2.0%
Freddie Mac Multi-class participation certificates guaranteed planned amortization class:
Series 2630 Class KS, 4% 1/15/17	22,130	21,303
Series 3079 Class MB, 5% 10/15/28	30,807	30,561
Series 3082 Class PG, 5% 10/15/29	50,300	49,866
Collateralized Mortgage Obligations - continued
	Principal Amount (000s)	Value (000s)
U.S. Government Agency - continued
Freddie Mac Multi-class participation certificates guaranteed planned amortization class: - continued
Series 3118 Class QB, 5% 2/15/29	$ 33,731	$ 33,422
Series 3258 Class PM, 5.5% 12/15/36	95,231	95,856
TOTAL U.S. GOVERNMENT AGENCY		231,008
TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (Cost $404,655)		401,999
Commercial Mortgage Securities - 1.4%

Bayview Commercial Asset Trust floater:
Series 2007-2A:
Class A1, 5.775% 7/25/37 (d)(h)	2,423	2,401
Class A2, 5.825% 7/25/37 (d)(h)	2,270	2,249
Class B1, 7.105% 7/25/37 (d)(h)	670	643
Class B2, 7.755% 7/25/37 (d)(h)	583	554
Class B3, 8.855% 7/25/37 (d)(h)	655	610
Class M1, 5.875% 7/25/37 (d)(h)	761	740
Class M2, 5.915% 7/25/37 (d)(h)	386	374
Class M3, 5.995% 7/25/37 (d)(h)	391	380
Class M4, 6.155% 7/25/37 (d)(h)	836	800
Class M5, 6.255% 7/25/37 (d)(h)	737	704
Class M6, 6.505% 7/25/37 (d)(h)	939	898
Series 2007-3:
Class B1, 6.455% 7/25/37 (d)(h)	659	649
Class B2, 7.105% 7/25/37 (d)(h)	1,726	1,700
Class B3, 9.505% 7/25/37 (d)(h)	882	869
Class M1, 5.815% 7/25/37 (d)(h)	572	569
Class M2, 5.845% 7/25/37 (d)(h)	611	607
Class M3, 5.875% 7/25/37 (d)(h)	999	992
Class M4, 6.005% 7/25/37 (d)(h)	1,576	1,562
Class M5, 6.105% 7/25/37 (d)(h)	785	778
Class M6, 6.305% 7/25/37 (d)(h)	596	590
Chase Commercial Mortgage Securities Corp. Series 2000-3 Class G 6.887% 10/15/32 (d)	9,742	10,012
Credit Suisse First Boston Mortgage Securities Corp. Series 2004-C1 Class ASP, 0.7916% 1/15/37 (d)(h)(j)	170,220	4,013
Commercial Mortgage Securities - continued
	Principal Amount (000s)	Value (000s)
Ginnie Mae guaranteed REMIC pass-thru securities sequential payer Series 2003-47 Class C, 4.227% 10/16/27	$ 10,128	$ 9,927
GMAC Commercial Mortgage Securities, Inc. Series 2004-C3 Class X2, 0.6778% 12/10/41 (h)(j)	14,951	289
GS Mortgage Securities Corp. II floater Series 2007-EOP:
Class H, 5.98% 3/1/20 (d)(h)	960	936
Class J:
6.18% 3/1/20 (d)(h)	1,375	1,341
6.38% 3/1/20 (d)(h)	960	936
GS Mortgage Securities Trust sequential payer Series 2007-GG10 Class A4, 5.9933% 8/10/45 (h)	7,400	7,469
JPMorgan Chase Commercial Mortgage Securities Corp. sequential payer Series 2006-LDP9 Class A2, 5.134% 5/15/47 (h)	18,365	17,785
JPMorgan Chase Commercial Mortgage Securities Trust sequential payer Series 2007-CB19 Class A4, 5.747% 2/12/49 (h)	7,600	7,625
LB Commercial Mortgage Trust sequential payer Series 2007-C3 Class A4, 6.1339% 7/15/44	18,248	18,624
ML-CFC Commercial Mortgage Trust Series 2007-7 Class B, 5.75% 6/25/50	2,790	2,627
Morgan Stanley Capital I Trust sequential payer Series 2007-HQ11 Class A31, 5.439% 2/20/44 (h)	17,270	16,993
Wachovia Bank Commercial Mortgage Trust:
sequential payer Series 2007-C31:
Class A1, 5.14% 4/15/47	5,432	5,384
Class A4, 5.509% 4/15/47	31,752	31,178
Series 2007-C31 Class C, 5.6917% 4/15/47 (h)	8,950	8,476
TOTAL COMMERCIAL MORTGAGE SECURITIES (Cost $163,641)		162,284
Municipal Securities - 0.3%

California Gen. Oblig. 5% 9/1/35	27,300	27,355
Chicago Board of Ed. Series A, 5.5% 12/1/30 (AMBAC Insured)	5,000	5,524
TOTAL MUNICIPAL SECURITIES (Cost $34,833)		32,879
Foreign Government and Government Agency Obligations - 0.0%
	Principal Amount (000s)	Value (000s)
Israeli State 4.625% 6/15/13 (Cost $6,668)	$ 6,725	$ 6,623
Supranational Obligations - 0.0%

Corporacion Andina de Fomento:
5.2% 5/21/13	1,575	1,563
6.875% 3/15/12	1,630	1,736
TOTAL SUPRANATIONAL OBLIGATIONS (Cost $3,182)		3,299
Fixed-Income Funds - 59.9%
	Shares
Fidelity 1-3 Year Duration Securitized Bond Central Fund (i)	7,175,156	684,797
Fidelity 2-5 Year Duration Securitized Bond Central Fund (i)	11,040,053	1,079,607
Fidelity Corporate Bond 1-5 Year Central Fund (i)	6,400,645	633,792
Fidelity Mortgage Backed Securities Central Fund (i)	23,225,004	2,282,321
Fidelity Specialized High Income Central Fund (i)	1,587,157	153,954
Fidelity Ultra-Short Central Fund (i)	24,612,807	2,327,141
TOTAL FIXED-INCOME FUNDS (Cost $7,390,853)		7,161,612
Preferred Securities - 0.1%
	Principal Amount (000s)
FINANCIALS - 0.1%
Diversified Financial Services - 0.1%
MUFG Capital Finance 1 Ltd. 6.346% (h) (Cost $15,235)	$ 15,235	14,638
Cash Equivalents - 13.3%
	Maturity Amount (000s)
Investments in repurchase agreements in a joint trading account at:
5.02%, dated 8/31/07 due 9/4/07 (Collateralized by U.S. Treasury Obligations) #	97,901	97,846
Cash Equivalents - continued
	Maturity Amount (000s)	Value (000s)
Investments in repurchase agreements in a joint trading account at: - continued
5.37%, dated 8/31/07 due 9/4/07 (Collateralized by U.S. Government Obligations) #	$ 1,021,094	$ 1,020,485
5.4%, dated 8/31/07 due 9/4/07 (Collateralized by U.S. Government Obligations) # (a)	469,647	469,365
TOTAL CASH EQUIVALENTS (Cost $1,587,696)		1,587,696
TOTAL INVESTMENT PORTFOLIO - 128.2% (Cost $15,596,241)		15,325,443
NET OTHER ASSETS - (28.2)%		(3,372,743)
NET ASSETS - 100%		$ 11,952,700
Swap Agreements
	Expiration Date	Notional Amount (000s)
Credit Default Swaps
Receive monthly notional amount multiplied by 3.35% and pay Morgan Stanley, Inc. upon credit event of Morgan Stanley ABS Capital I, Inc., par value of the notional amount of Morgan Stanley ABS Capital I, Inc. Series 2004-HE8 Class B3, 7.3913% 9/25/34	Oct. 2034	$ 2,971	(522)
Receive monthly notional amount multiplied by 3.05% and pay Merrill Lynch upon credit event of Morgan Stanley ABS Capital I, Inc., par value of the notional amount of Morgan Stanley ABS Capital I, Inc. Series 2004-NC8, Class B3, 7.2913% 9/25/34	Oct. 2034	3,200	(708)
Receive monthly notional amount multiplied by 3.3% and pay to Morgan Stanley, Inc. upon credit event of Ameriquest Mortgage Securities, Inc., par value of the notional amount of Ameriquest Mortgage Securities, Inc. Series 2004-R11, Class M9, 6.88% 11/25/34	Dec. 2034	3,380	(920)
Swap Agreements - continued
	Expiration Date	Notional Amount (000s)	Value (000s)
Credit Default Swaps - continued

Receive monthly notional amount multiplied by 3.35% and pay Morgan Stanley, Inc. upon credit event of Morgan Stanley ABS Capital I, Inc., par value of the notional amount of Morgan Stanley ABS Capital I, Inc. Series 2004-HE7, Class B3, 9.01% 8/25/34

	Sept. 2034	$ 2,971	$ (735)
Receive monthly notional amount multiplied by 3.35% and pay Morgan Stanley, Inc. upon credit event of Morgan Stanley ABS Capital I, Inc., par value of the notional amount of Morgan Stanley ABS Capital I, Inc. Series 2004-NC7, Class B3, 7.6913% 7/25/34	August 2034	2,971	(458)
Receive from Bank of America upon credit event of Bristol-Myers Squibb Co., par value of the notional amount of Bristol-Myers Squibb Co. 5.25% 8/15/13, and pay quarterly notional amount multiplied by .30%	Sept. 2017	9,100	93
Receive from Bank of America upon credit event of Eli Lilly & Co., par value of the notional amount of Eli Lilly & Co. 6.57% 1/1/16, and pay quarterly notional amount multiplied by .22%	Sept. 2017	7,220	19
Receive from Bank of America, upon credit event of Gannett Co., Inc., par value of the notional amount of Gannett Co., Inc. 6.375% 4/1/12, and pay quarterly notional amount multiplied by .2%	June 2009	7,095	(12)
Receive from Citibank upon credit event of Bristol-Myers Squibb Co., par value of the notional amount of Bristol-Myers Squibb Co. 5.25% 8/15/13, and pay quarterly notional amount multiplied by .32%	Sept. 2017	3,800	33
Receive from Citibank upon credit event of Schering-Plough Corp., par value of the notional amount of Schering-Plough Corp. 5.55% 12/1/13, and pay quarterly notional amount multiplied by .4%	Sept. 2017	6,400	44
Receive from Citibank upon credit event of Schering-Plough Corp., par value of the notional amount of Schering-Plough Corp. 5.55% 12/1/13, and pay quarterly notional amount multiplied by .42%	Sept. 2017	10,900	58
Swap Agreements - continued
	Expiration Date	Notional Amount (000s)	Value (000s)
Credit Default Swaps - continued
Receive from Citibank upon credit event of Washington Mutual, Inc., par value of the notional amount of Washington Mutual, Inc. 5.25% 9/15/17, and pay quarterly notional amount multiplied by .93%	Sept. 2012	$ 9,800	$ 91
Receive from Citibank upon credit event of Washington Mutual, Inc., par value of the notional amount of Washington Mutual, Inc. 5.25% 9/15/17, and pay quarterly notional amount multiplied by 1.07%	Sept. 2012	9,800	31
Receive from Deutsche Bank upon credit event of Aetna, Inc., par value of the notional amount of Aetna, Inc. 6.625% 6/15/36, and pay quarterly notional amount multiplied by .33%	Sept. 2017	17,250	280
Receive from Deutsche Bank upon credit event of Washington Mutual, Inc., par value of the notional amount of Washington Mutual, Inc. 5.25% 9/15/17, and pay quarterly notional amount multiplied by 1.19%	Sept. 2012	9,800	(23)
Receive from Deutsche Bank, upon credit event of Chartered Semiconductor Manufacturing Ltd., par value of the notional amount of Chartered Semiconductor Manufacturing Ltd. 6.375% 8/3/15 and pay quarterly notional amount multiplied by 1.14%	Sept. 2013	10,650	(79)
Receive from Deutsche Bank, upon credit event of Gannett Co., Inc., par value of the notional amount of Gannett Co., Inc. 6.375% 4/1/12, and pay quarterly notional amount multiplied by .24%	June 2009	8,895	(22)
Receive from Goldman Sachs upon credit event of CSX Corp., par value of the notional amount of CSX Corp. 5.30% 2/15/14, and pay quarterly notional amount multiplied by .77%	Sept. 2017	11,500	121
Receive from Goldman Sachs upon credit event of Dow Chemical Co., par value of the notional amount of Dow Chemical Co. 6% 10/1/12, and pay quarterly notional amount multiplied by .55%	Sept. 2017	13,700	31
Receive from Goldman Sachs upon credit event of Eli Lilly & Co., par value of the notional amount of Eli Lilly & Co. 6.57% 1/1/16, and pay quarterly notional amount multiplied by .24%	Sept. 2017	6,400	9
Swap Agreements - continued
	Expiration Date	Notional Amount (000s)	Value (000s)
Credit Default Swaps - continued

Receive from Merrill Lynch, Inc. upon credit event of R.R. Donnelley & Sons Co., par value of the notional amount of R.R. Donnelley & Sons Co. 5.5% 5/15/15, and pay quarterly notional amount multiplied by 2.12%

	Sept. 2013	$ 5,085	$ (439)
Receive from Merrill Lynch, Inc., upon credit event of R.R. Donnelley & Sons Co., par value of the notional amount of R.R. Donnelley & Sons Co. 5.5% 5/15/15 and pay quarterly notional amount multiplied by 1.68%	Sept. 2013	7,660	(480)
Receive monthly a fixed rate of .15% multiplied by the notional amount and pay to Morgan Stanley, Inc. upon each credit event of one of the issues of Dow Jones ABX AA 07-1 Index, par value of the proportional notional amount (g)	Sept. 2037	10,200	(2,856)
Receive monthly notional amount multiplied by .55% and pay Deutsche Bank upon credit event of Park Place Securities, Inc., par value of the notional amount of Park Place Securities, Inc. Series 2004-WCW1 Class M4, 6.835% 9/25/34	Oct. 2034	9,300	(1,736)
Receive monthly notional amount multiplied by .8% and pay Deutsche Bank upon credit event of Park Place Securities, Inc., par value of the notional amount of Park Place Securities, Inc. Series 2005-WCH1 Class M6, 6.365% 1/25/35	Feb. 2035	3,200	(659)
Receive monthly notional amount multiplied by .82% and pay UBS upon credit event of Morgan Stanley ABS Capital I, Inc., par value of the notional amount of Morgan Stanley ABS Capital I, Inc. Series 2004-NC6 Class M3, 5.6413% 7/25/34	August 2034	2,971	(330)
Receive monthly notional amount multiplied by .85% and pay Deutsche Bank upon credit event of Park Place Securities, Inc., par value of the notional amount of Park Place Securities, Inc. Series 2005-WHQ2 Class M6, 6.105% 5/25/35	June 2035	3,200	(980)
Swap Agreements - continued
	Expiration Date	Notional Amount (000s)	Value (000s)
Credit Default Swaps - continued

Receive monthly notional amount multiplied by .85% and pay UBS upon credit event of Ameriquest Mortgage Securities, Inc., par value of the notional amount of Ameriquest Mortgage Securities, Inc. Series 2004-R9 Class M5, 5.5913% 10/25/34

	Nov. 2034	$ 2,971	$ (496)
Receive monthly notional amount multiplied by .85% and pay UBS upon credit event of Morgan Stanley ABS Capital I, Inc., par value of the notional amount of Morgan Stanley ABS Capital I, Inc. Series 2004-NC8 Class M6, 5.4413% 9/25/34	Oct. 2034	2,971	(420)
Receive monthly notional amount multiplied by 1.6% and pay Morgan Stanley, Inc. upon credit event of Park Place Securities, Inc., par value of the notional amount of Park Place Securities, Inc. Series 2005-WHQ2 Class M7, 5.4413% 5/25/35	June 2035	2,730	(847)
Receive monthly notional amount multiplied by 1.66% and pay Morgan Stanley, Inc. upon credit event of Park Place Securities, Inc., par value of the notional amount of Park Place Securities, Inc. Series 2005-WHQ2 Class M7, 5.4413% 5/25/35	June 2035	2,971	(917)
Receive monthly notional amount multiplied by 2.54% and pay Merrill Lynch upon credit event of Countrywide Home Loans, Inc., par value of the notional amount of Countrywide Home Loans, Inc. Series 2003-BC1 Class B1, 7.6913% 3/25/32	April 2032	262	(8)
Receive monthly notional amount multiplied by 2.61% and pay Goldman Sachs upon credit event of Fremont Home Loan Trust, par value of the notional amount of Fremont Home Loan Trust Series 2004-1 Class M9, 7.3913% 2/25/34	March 2034	387	(55)
Receive monthly notional amount multiplied by 2.61% and pay Goldman Sachs upon credit event of Fremont Home Loan Trust, par value of the notional amount of Fremont Home Loan Trust Series 2004-A Class B3, 7.0413% 1/25/34	Feb. 2034	179	(145)
Swap Agreements - continued
	Expiration Date	Notional Amount (000s)	Value (000s)
Credit Default Swaps - continued

Receive monthly notional amount multiplied by 2.7% and pay Morgan Stanley, Inc. upon credit event of Park Place Securities, Inc., par value of the notional amount of Park Place Securities, Inc. Series 2005-WHQ2 Class M9, 6.41% 5/25/35

	June 2035	$ 10,445	$ (4,522)
Receive monthly notional amount multiplied by 2.79% and pay Merrill Lynch, Inc. upon credit event of New Century Home Equity Loan Trust, par value of the notional amount of New Century Home Equity Loan Trust Series 2004-4 Class M9, 7.0788% 2/25/35	March 2035	5,139	(1,115)
Receive monthly notional amount multiplied by 3% and pay UBS upon credit event of Ameriquest Mortgage Securities, Inc., par value of the notional amount of Ameriquest Mortgage Securities, Inc. Series 2005-R4 Class M9, 7.07% 7/25/35	August 2035	4,750	(1,728)
Receive monthly notional amount multiplied by 5% and pay Deutsche Bank upon credit event of MASTR Asset Backed Securities Trust, par value of the notional amount of MASTR Asset Backed Securities Trust Series 2003-NC1 Class M6, 8.1913% 4/25/33	May 2033	2,971	(858)
Receive monthly notional amount multiplied by 5.55% and pay Deutsche Bank upon credit event of Carrington Mortgage Loan Trust, par value of the notional amount of Carrington Mortgage Loan Trust Series 2006-FRE1 Class M10, 7.74% 7/25/36	August 2036	4,750	(1,994)
Receive monthly notional amount multiplied by 6.25% and pay Deutsche Bank upon credit event of Residential Asset Mortgage Products, Inc., par value of the notional amount of Residential Asset Mortgage Products, Inc. Series 2006-RS5, 7.17% 9/25/36	Oct. 2036	4,750	(3,328)
Receive quarterly notional amount multiplied by .31% and pay Deutsche Bank upon credit of Altria Group, Inc., par value of the notional amount of Altria Group 7% 11/4/13	June 2008	61,000	80
Swap Agreements - continued
	Expiration Date	Notional Amount (000s)	Value (000s)
Credit Default Swaps - continued

Receive quarterly notional amount multiplied by .35% and pay Goldman Sachs upon credit event of Southern California Edison Co., par value of the notional amount of Southern California Edison Co. 7.625% 1/15/10

	Sept. 2010	$ 11,200	$ 49
Receive quarterly notional amount multiplied by .68% and pay Lehman Brothers, Inc. upon credit event of Countrywide Home Loans, Inc., par value of the notional amount of Countrywide Home Loans, Inc. 4% 3/22/11	March 2012	1,450	(116)
Receive quarterly notional amount multiplied by .72% and pay Bank of America upon credit event of Alleghany Energy Supply Co. LLC, par value of the notional amount of Alleghany Energy Supply Co. LLC 8.25% 4/15/12	June 2012	10,500	(215)
Receive quarterly notional amount multiplied by .78% and pay Deutsche Bank upon credit event of Allegheny Energy Supply Co. LLC, par value of the notional amount of Allegheny Energy Supply Co. LLC 8.25% 4/15/12	June 2012	10,505	(192)
Receive semi-annually notional amount multiplied by .285% and pay Deutsche Bank upon credit event of Russian Federation, par value of the notional amount of Russian Federation 7.5% 3/31/30 (Reg. S)	April 2009	30,000	(142)
Receive semi-annually notional amount multiplied by .32% and pay Merrill Lynch, Inc. upon credit event of United Mexican States, par value of the notional amount of United Mexican States 7.5% 4/8/33	April 2011	30,000	(149)
Receive semi-annually notional amount multiplied by .41% and pay Credit Suisse First Boston upon credit event of Russian Federation, par value of the notional amount of Russian Federation 7.5% 3/31/30 (Reg. S)	May 2012	13,700	(216)
Receive semi-annually notional amount multiplied by .495% and pay Credit Suisse First Boston, upon credit event of Russian Federation, par value of the notional amount of Russian Federation 7.5% 3/31/30 (Reg. S)	Sept. 2011	5,750	(50)
Swap Agreements - continued
	Expiration Date	Notional Amount (000s)	Value (000s)
Credit Default Swaps - continued

Receive semi-annually notional amount multiplied by .5% and pay Credit Suisse First Boston upon credit event of Russian Federation, par value of the notional amount of Russian Federation 7.5% 3/31/30 (Reg. S)

	June 2008	$ 22,335	$ 13
Receive semi-annually notional amount multiplied by .5% and pay Deutsche Bank upon credit event of Russian Federation, par value of the notional amount of Russian Federation 7.5% 3/31/30 (Reg. S)	June 2008	14,815	9
Receive semi-annually notional amount multiplied by .53% and pay Credit Suisse First Boston upon credit event of Russian Federation, par value of the notional amount of Russian Federation 7.5% 3/31/30 (Reg. S)	June 2008	12,150	11
Receive semi-annually notional amount multiplied by .78% and pay Deutsche Bank, upon credit event of United Mexican States, par value of the notional amount of United Mexican States 7.5% 4/8/33	Sept. 2016	2,400	14
TOTAL CREDIT DEFAULT SWAPS		470,500	(27,486)
Interest Rate Swaps
Receive quarterly a fixed rate equal to 4.898% and pay quarterly a floating rate based on 3-month LIBOR with Lehman Brothers, Inc.	August 2014	32,550	(294)
Receive semi-annually a fixed rate equal to 4.745% and pay quarterly a floating rate based on 3-month LIBOR with UBS	Jan. 2011	70,000	(376)
Receive semi-annually a fixed rate equal to 4.975% and pay quarterly a floating rate based on 3-month LIBOR with Bank of America	Nov. 2011	200,000	2,774
Swap Agreements - continued
	Expiration Date	Notional Amount (000s)	Value (000s)
Interest Rate Swaps - continued
Receive semi-annually a fixed rate equal to 5.0375% and pay quarterly a floating rate based on 3-month LIBOR with Bank of America	Nov. 2010	$ 270,000	$ 4,490
Receive semi-annually a fixed rate equal to 5.51% and pay quarterly a floating rate based on 3-month LIBOR with Deutsche Bank	Nov. 2036	75,000	1,606
TOTAL INTEREST RATE SWAPS		647,550	8,200
Total Return Swaps
Receive monthly a return equal to Lehman Brothers CMBS AAA 8.5+ and pay monthly a floating rate based on 1-month LIBOR minus 5.5 basis points with Lehman Brothers, Inc.	Oct. 2007	200,000	2,646
Receive monthly a return equal to Lehman Brothers CMBS AAA 8.5+ Index and pay monthly a floating rate based on 1-month LIBOR minus 25 basis points with Lehman Brothers, Inc.	May 2008	30,000	402
TOTAL TOTAL RETURN SWAPS		230,000	3,048
		$ 1,348,050	$ (16,238)
Legend
(a) Includes investment made with cash collateral received from securities on loan.
(b) Non-income producing.
(c) Security or a portion of the security is on loan at period end.

(d) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $529,331,000 or 4.4% of net assets.

(e) Security or a portion of the security purchased on a delayed delivery or when-issued basis.
(f) Security or a portion of the security has been segregated as collateral for open swap agreements. At the period end, the value of securities pledged amounted to $23,600,000
(g) Represents a tradable index of credit default swaps on home equity asset-backed debt securities.
(h) The coupon rate shown on floating or adjustable rate securities represents the rate at period end.

(i) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. A complete schedule of portfolio holdings for each Fidelity Central Fund is filed with the SEC for the first and third quarters of each fiscal year on Form N-Q and is available upon request or at the SEC's web site at www.sec.gov. A holdings list for the Fund, which presents direct holdings as well as the pro rata share of securities and other investments held indirectly through its investment in underlying non-money market Fidelity Central Funds, is available at fidelity.com and/or advisor.fidelity.com, as applicable. In addition, each Fidelity Central Fund's financial statements, which are not covered by the Fund's Report of Independent Registered Public Accounting Firm, are available on the SEC's web site or upon request.

(j) Security represents right to receive monthly interest payments on an underlying pool of mortgages or assets. Principal shown is the outstanding par amount of the pool held as of the end of the period.

# Additional Information on each counterparty to the repurchase agreement is as follows:
Repurchase Agreement / Counterparty	Value (Amounts in thousands)
$97,846,000 due 9/04/07 at 5.02%
Banc of America Securities LLC	$ 8,551
Citigroup Global Markets, Inc.	31,094
Lehman Brothers, Inc.	26,310
UBS Securities LLC	31,891
$ 97,846
$1,020,485,000 due 9/04/07 at 5.37%
BNP Paribas Securities Corp.	$ 23,580
Banc of America Securities LLC	361,360
Bank of America, NA	162,419
Bear Stearns & Co., Inc.	20,302
Citigroup Global Markets, Inc.	64,033
Credit Suisse Securities (USA) LLC	40,605
Greenwich Capital Markets, Inc.	20,302
HSBC Securities (USA), Inc.	40,605
ING Financial Markets LLC	81,210
Societe Generale, New York Branch	121,814
UBS Securities LLC	39,590
WestLB AG	44,665
$ 1,020,485
$469,365,000 due 9/04/07 at 5.40%
Barclays Capital, Inc.	$ 300,792
Citigroup Global Markets, Inc.	39,662
Countrywide Securities Corp.	128,911
$ 469,365
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned (Amounts in thousands)
Fidelity 1-3 Year Duration Securitized Bond Central Fund	$ 25,613
Fidelity 2-5 Year Duration Securitized Bond Central Fund	41,386
Fidelity Corporate Bond 1-5 Year Central Fund	40,632
Fidelity Mortgage Backed Securities Central Fund	90,380
Fidelity Specialized High Income Central Fund	7,206
Fidelity Ultra-Short Central Fund	154,297
Total	$ 359,514

Additional information regarding the Fund's fiscal year to date purchases and sales, including the ownership percentage, of the non Money Market Central Funds is as follows:
Fund (Amounts in thousands)	Value, beginning of period	Purchases	Sales Proceeds	Value, end of period	% ownership, end of period
Fidelity 1-3 Year Duration Securitized Bond Central Fund	$ -	$ 715,630 *	$ -	$ 684,797	24.6%
Fidelity 2-5 Year Duration Securitized Bond Central Fund	-	1,102,295 *	-	1,079,607	28.4%
Fidelity Corporate Bond 1-5 Year Central Fund	-	962,807 *	319,816	633,792	68.3%
Fidelity Mortgage Backed Securities Central Fund	-	2,320,775 *	-	2,282,321	26.5%
Fidelity Specialized High Income Central Fund	98,514	56,466	-	153,954	44.9%
Fidelity Ultra-Short Central Fund	1,960,403	1,307,326 *	792,665	2,327,141	18.5%
Total	$ 2,058,917	$ 6,465,299	$ 1,112,481	$ 7,161,612

* Includes the value of shares received through in-kind contributions. See note 6 of the Notes to Financial Statements.

Income Tax Information
At August 31, 2007, the fund had a capital loss carryforward of approximately $107,051,000 all of which will expire on August 31, 2014.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Statements

Statement of Assets and Liabilities

Amounts in thousands (except per-share amounts)	August 31, 2007

Assets
Investment in securities, at value (including securities loaned of $459,913 and repurchase agreements of $1,587,696) - See accompanying schedule: Unaffiliated issuers (cost $8,205,388)	$ 8,163,831
Fidelity Central Funds (cost $7,390,853)	7,161,612
Total Investments (cost $15,596,241)		$ 15,325,443
Cash		1
Receivable for investments sold		130
Receivable for swap agreements		199
Receivable for fund shares sold		8,061
Interest receivable		46,368
Distributions receivable from Fidelity Central Funds		36,735
Other receivables		88
Total assets		15,417,025

Liabilities
Payable for investments purchased Regular delivery	$ 151,601
Delayed delivery	2,817,328
Payable for fund shares redeemed	5,407
Distributions payable	1,306
Swap agreements, at value	16,238
Accrued management fee	3,126
Distribution fees payable	52
Other affiliated payables	1,351
Other payables and accrued expenses	173
Collateral on securities loaned, at value	467,743
Total liabilities		3,464,325

Net Assets		$ 11,952,700
Net Assets consist of:
Paid in capital		$ 12,359,849
Undistributed net investment income		9,642
Accumulated undistributed net realized gain (loss) on investments		(132,477)
Net unrealized appreciation (depreciation) on investments		(284,314)
Net Assets		$ 11,952,700

See accompanying notes which are an integral part of the financial statements.

Annual Report

Statement of Assets and Liabilities - continued

Amounts in thousands (except per-share amounts)	August 31, 2007

Calculation of Maximum Offering Price Class A: Net Asset Value and redemption price per share ($78,580 ÷ 10,942 shares)	$ 7.18

Maximum offering price per share (100/96.00 of $7.18)	$ 7.48
Class T: Net Asset Value and redemption price per share ($67,673 ÷ 9,419 shares)	$ 7.18

Maximum offering price per share (100/96.00 of $7.18)	$ 7.48
Class B: Net Asset Value and offering price per share ($9,853 ÷ 1,371 shares)A	$ 7.19

Class C: Net Asset Value and offering price per share ($16,801 ÷ 2,337 shares)A	$ 7.19

Investment Grade Bond: Net Asset Value, offering price and redemption price per share ($11,738,517 ÷ 1,633,664 shares)	$ 7.19

Institutional Class: Net Asset Value, offering price and redemption price per share ($41,276 ÷ 5,739 shares)	$ 7.19

A Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Statements - continued

Statement of Operations

Amounts in thousands	Year ended August 31, 2007

Investment Income
Dividends		$ 967
Interest		273,013
Income from Fidelity Central Funds		359,514
Total income		633,494

Expenses
Management fee	$ 36,104
Transfer agent fees	11,526
Distribution fees	522
Fund wide operations fee	3,679
Independent trustees' compensation	37
Miscellaneous	26
Total expenses before reductions	51,894
Expense reductions	(980)	50,914
Net investment income		582,580
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	25,913
Fidelity Central Funds	(27,309)
Capital gain distributions from Fidelity Central Funds	374
Swap agreements	(9,881)
Total net realized gain (loss)		(10,903)
Change in net unrealized appreciation (depreciation) on: Investment securities:
Unaffiliated securities	(28,325)
Fidelity Central Funds	(222,785)
Swap agreements	(14,738)
Delayed delivery commitments	28
Total change in net unrealized appreciation (depreciation)		(265,820)
Net gain (loss)		(276,723)
Net increase (decrease) in net assets resulting from operations		$ 305,857

See accompanying notes which are an integral part of the financial statements.

Annual Report

Statement of Changes in Net Assets

Amounts in thousands	Year ended August 31, 2007	Four months ended August 31, 2006*	Year ended April 30, 2006
Increase (Decrease) in Net Assets
Operations
Net investment income	$ 582,580	$ 149,398	$ 320,576
Net realized gain (loss)	(10,903)	(17,325)	(38,248)
Change in net unrealized appreciation (depreciation)	(265,820)	146,084	(184,829)
Net increase (decrease) in net assets resulting from operations	305,857	278,157	97,499
Distributions to shareholders from net investment income	(577,055)	(127,262)	(304,745)
Distributions to shareholders from net realized gain	(14,688)	-	(66,460)
Total distributions	(591,743)	(127,262)	(371,205)
Share transactions - net increase (decrease)	1,944,823	1,985,853	1,599,350
Total increase (decrease) in net assets	1,658,937	2,136,748	1,325,644

Net Assets
Beginning of period	10,293,763	8,157,015	6,831,371
End of period (including undistributed net investment income of $9,642, $11,929 and $289, respectively)	$ 11,952,700	$ 10,293,763	$ 8,157,015

* The Fund changed its fiscal year end from April 30 to August 31, effective August 31, 2006.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Highlights - Class A

Years ended August 31,	2007	2006H	2006M	2005M	2004M	2003I
Selected Per-Share Data
Net asset value, beginning of period	$ 7.35	$ 7.24	$ 7.50	$ 7.47	$ 7.70	$ 7.48
Income from Investment Operations
Net investment incomeE	.353	.118	.298	.237	.224	.186
Net realized and unrealized gain (loss)	(.161)	.092	(.206)	.131	(.095)	.326
Total from investment operations	.192	.210	.092	.368	.129	.512
Distributions from net investment income	(.352)	(.100)	(.282)	(.238)	(.229)	(.172)
Distributions from net realized gain	(.010)	-	(.070)	(.100)	(.130)	(.120)
Total distributions	(.362)	(.100)	(.352)	(.338)	(.359)	(.292)
Net asset value, end of period	$ 7.18	$ 7.35	$ 7.24	$ 7.50	$ 7.47	$ 7.70
Total ReturnB,C,D	2.61%	2.92%	1.23%	5.03%	1.68%	6.98%
Ratios to Average Net AssetsF,J
Expenses before reductions	.75%	.71%A	.71%	.83%	.83%	.79%A
Expenses net of fee waivers, if any	.75%	.71%A	.71%	.83%	.83%	.79%A
Expenses net of all reductions	.74%	.71%A	.71%	.83%	.83%	.79%A
Net investment income	4.83%	4.86%A	4.04%	3.17%	2.96%	3.73%A
Supplemental Data
Net assets, end of period (in millions)	$ 79	$ 46	$ 37	$ 31	$ 22	$ 8
Portfolio turnover rateG	181%L	206%A,K	145%	227%	238%	276%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Total returns do not include the effect of the sales charges.

E Calculated based on average shares outstanding during the period.

F Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

G Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

H For the four month period ended August 31. The Fund changed its fiscal year from April 30 to August 31, effective August 31, 2006.

I For the period August 27, 2002 (commencement of sale of shares) to April 30, 2003.

J Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

K The portfolio turnover rate does not include the assets acquired in the merger.

L Portfolio turnover rate excludes securities received or delivered through non-taxable in-kind activity.

M For the period ended April 30.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Highlights - Class T

Years ended August 31,	2007	2006H	2006M	2005M	2004M	2003I
Selected Per-Share Data
Net asset value, beginning of period	$ 7.35	$ 7.24	$ 7.51	$ 7.47	$ 7.70	$ 7.48
Income from Investment Operations
Net investment incomeE	.350	.116	.290	.230	.214	.180
Net realized and unrealized gain (loss)	(.163)	.091	(.216)	.141	(.094)	.324
Total from investment operations	.187	.207	.074	.371	.120	.504
Distributions from net investment income	(.347)	(.097)	(.274)	(.231)	(.220)	(.164)
Distributions from net realized gain	(.010)	-	(.070)	(.100)	(.130)	(.120)
Total distributions	(.357)	(.097)	(.344)	(.331)	(.350)	(.284)
Net asset value, end of period	$ 7.18	$ 7.35	$ 7.24	$ 7.51	$ 7.47	$ 7.70
Total ReturnB,C,D	2.54%	2.89%	.98%	5.07%	1.56%	6.87%
Ratios to Average Net AssetsF,J
Expenses before reductions	.80%	.82%A	.83%	.93%	.96%	.97%A
Expenses net of fee waivers, if any	.80%	.82%A	.83%	.93%	.95%	.95%A
Expenses net of all reductions	.79%	.81%A	.83%	.93%	.95%	.95%A
Net investment income	4.77%	4.76%A	3.92%	3.07%	2.84%	3.57%A
Supplemental Data
Net assets, end of period (in millions)	$ 68	$ 59	$ 57	$ 48	$ 30	$ 10
Portfolio turnover rateG	181%L	206%A,K	145%	227%	238%	276%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Total returns do not include the effect of the sales charges.

E Calculated based on average shares outstanding during the period.

F Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

G Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

H For the four month period ended August 31. The Fund changed its fiscal year from April 30 to August 31, effective August 31, 2006.

I For the period August 27, 2002 (commencement of sale of shares) to April 30, 2003.

J Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

K The portfolio turnover rate does not include the assets acquired in the merger.

L Portfolio turnover rate excludes securities received or delivered through non-taxable in-kind activity.

M For the period ended April 30.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Highlights - Class B

Years ended August 31,	2007	2006H	2006M	2005M	2004M	2003I
Selected Per-Share Data
Net asset value, beginning of period	$ 7.36	$ 7.24	$ 7.51	$ 7.47	$ 7.70	$ 7.48
Income from Investment Operations
Net investment incomeE	.299	.099	.239	.180	.166	.147
Net realized and unrealized gain (loss)	(.164)	.102	(.216)	.140	(.095)	.322
Total from investment operations	.135	.201	.023	.320	.071	.469
Distributions from net investment income	(.295)	(.081)	(.223)	(.180)	(.171)	(.129)
Distributions from net realized gain	(.010)	-	(.070)	(.100)	(.130)	(.120)
Total distributions	(.305)	(.081)	(.293)	(.280)	(.301)	(.249)
Net asset value, end of period	$ 7.19	$ 7.36	$ 7.24	$ 7.51	$ 7.47	$ 7.70
Total ReturnB,C,D	1.83%	2.79%	.28%	4.37%	.90%	6.39%
Ratios to Average Net AssetsF,J
Expenses before reductions	1.50%	1.50%A	1.51%	1.64%	1.63%	1.60%A
Expenses net of fee waivers, if any	1.50%	1.50%A	1.51%	1.60%	1.60%	1.60%A
Expenses net of all reductions	1.50%	1.50%A	1.51%	1.59%	1.60%	1.60%A
Net investment income	4.07%	4.07%A	3.24%	2.40%	2.19%	2.92%A
Supplemental Data
Net assets, end of period (in millions)	$ 10	$ 9	$ 9	$ 9	$ 9	$ 8
Portfolio turnover rateG	181%L	206%A,K	145%	227%	238%	276%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Total returns do not include the effect of the contingent deferred sales charge.

E Calculated based on average shares outstanding during the period.

F Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

G Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

H For the four month period ended August 31. The Fund changed its fiscal year from April 30 to August 31, effective August 31, 2006.

I For the period August 27, 2002 (commencement of sale of shares) to April 30, 2003.

J Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

K The portfolio turnover rate does not include the assets acquired in the merger.

L Portfolio turnover rate excludes securities received or delivered through non-taxable in-kind activity.

M For the period ended April 30.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Highlights - Class C

Years ended August 31,	2007	2006H	2006M	2005M	2004M	2003I
Selected Per-Share Data
Net asset value, beginning of period	$ 7.36	$ 7.24	$ 7.51	$ 7.47	$ 7.70	$ 7.48
Income from Investment Operations
Net investment incomeE	.294	.097	.233	.176	.161	.145
Net realized and unrealized gain (loss)	(.163)	.102	(.216)	.140	(.095)	.322
Total from investment operations	.131	.199	.017	.316	.066	.467
Distributions from net investment income	(.291)	(.079)	(.217)	(.176)	(.166)	(.127)
Distributions from net realized gain	(.010)	-	(.070)	(.100)	(.130)	(.120)
Total distributions	(.301)	(.079)	(.287)	(.276)	(.296)	(.247)
Net asset value, end of period	$ 7.19	$ 7.36	$ 7.24	$ 7.51	$ 7.47	$ 7.70
Total ReturnB,C,D	1.77%	2.76%	.20%	4.30%	.84%	6.35%
Ratios to Average Net AssetsF,J
Expenses before reductions	1.55%	1.58%A	1.60%	1.67%	1.66%	1.64%A
Expenses net of fee waivers, if any	1.55%	1.58%A	1.60%	1.66%	1.66%	1.64%A
Expenses net of all reductions	1.55%	1.58%A	1.60%	1.66%	1.66%	1.64%A
Net investment income	4.02%	3.99%A	3.15%	2.34%	2.13%	2.88%A
Supplemental Data
Net assets, end of period (in millions)	$ 17	$ 10	$ 9	$ 7	$ 7	$ 6
Portfolio turnover rateG	181%L	206%A,K	145%	227%	238%	276%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Total returns do not include the effect of the contingent deferred sales charge.

E Calculated based on average shares outstanding during the period.

F Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

G Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

H For the four month period ended August 31. The Fund changed its fiscal year from April 30 to August 31, effective August 31, 2006.

I For the period August 27, 2002 (commencement of sale of shares) to April 30, 2003.

J Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

K The portfolio turnover rate does not include the assets acquired in the merger.

L Portfolio turnover rate excludes securities received or delivered through non-taxable in-kind activity.

M For the period ended April 30.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Highlights - Investment Grade Bond

Years ended August 31,	2007	2006G	2006K	2005K	2004K	2003K
Selected Per-Share Data
Net asset value, beginning of period	$ 7.35	$ 7.24	$ 7.50	$ 7.47	$ 7.70	$ 7.33
Income from Investment Operations
Net investment incomeD	.376	.124	.317	.254	.240	.290
Net realized and unrealized gain (loss)	(.153)	.092	(.206)	.130	(.095)	.483
Total from investment operations	.223	.216	.111	.384	.145	.773
Distributions from net investment income	(.373)	(.106)	(.301)	(.254)	(.245)	(.283)
Distributions from net realized gain	(.010)	-	(.070)	(.100)	(.130)	(.120)
Total distributions	(.383)	(.106)	(.371)	(.354)	(.375)	(.403)
Net asset value, end of period	$ 7.19	$ 7.35	$ 7.24	$ 7.50	$ 7.47	$ 7.70
Total ReturnB,C	3.05%	3.01%	1.48%	5.26%	1.89%	10.82%
Ratios to Average Net AssetsE,H
Expenses before reductions	.45%	.45%A	.46%	.61%	.63%	.66%
Expenses net of fee waivers, if any	.45%	.45%A	.46%	.61%	.63%	.66%
Expenses net of all reductions	.44%	.45%A	.46%	.61%	.63%	.66%
Net investment income	5.13%	5.12%A	4.29%	3.39%	3.16%	3.86%
Supplemental Data
Net assets, end of period (in millions)	$ 11,739	$ 10,141	$ 8,018	$ 6,721	$ 5,735	$ 5,274
Portfolio turnover rateF	181%J	206%A,I	145%	227%	238%	276%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Calculated based on average shares outstanding during the period.

E Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

F Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

G For the four month period ended August 31. The Fund changed its fiscal year from April 30 to August 31, effective August 31, 2006.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

I The portfolio turnover rate does not include the assets acquired in the merger.

J Portfolio turnover rate excludes securities received or delivered through non-taxable in-kind activity.

K For the period ended April 30.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Highlights - Institutional Class

Years ended August 31,	2007	2006G	2006L	2005L	2004L	2003H
Selected Per-Share Data
Net asset value, beginning of period	$ 7.36	$ 7.25	$ 7.51	$ 7.48	$ 7.70	$ 7.48
Income from Investment Operations
Net investment incomeD	.374	.124	.313	.254	.233	.202
Net realized and unrealized gain (loss)	(.163)	.091	(.205)	.129	(.078)	.321
Total from investment operations	.211	.215	.108	.383	.155	.523
Distributions from net investment income	(.371)	(.105)	(.298)	(.253)	(.245)	(.183)
Distributions from net realized gain	(.010)	-	(.070)	(.100)	(.130)	(.120)
Total distributions	(.381)	(.105)	(.368)	(.353)	(.375)	(.303)
Net asset value, end of period	$ 7.19	$ 7.36	$ 7.25	$ 7.51	$ 7.48	$ 7.70
Total ReturnB,C	2.88%	2.99%	1.44%	5.24%	2.04%	7.14%
Ratios to Average Net AssetsE,I
Expenses before reductions	.48%	.49%A	.50%	.59%	.64%	.56%A
Expenses net of fee waivers, if any	.48%	.49%A	.50%	.59%	.64%	.56%A
Expenses net of all reductions	.47%	.49%A	.50%	.59%	.64%	.56%A
Net investment income	5.10%	5.07%A	4.25%	3.40%	3.15%	3.96%A
Supplemental Data
Net assets, end of period (000 omitted)	$ 41,276	$ 29,386	$ 25,776	$ 16,084	$ 2,840	$ 275
Portfolio turnover rateF	181%K	206%A,J	145%	227%	238%	276%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Calculated based on average shares outstanding during the period.

E Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

F Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

G For the four month period ended August 31. The Fund changed its fiscal year from April 30 to August 31, effective August 31, 2006.

H For the period August 27, 2002 (commencement of sale of shares) to April 30, 2003.

I Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

J The portfolio turnover rate does not include the assets acquired in the merger.

K Portfolio turnover rate excludes securities received or delivered through non-taxable in-kind activity.

L For the period ended April 30.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Notes to Financial Statements

For the period ended August 31, 2007

(Amounts in thousands except ratios)

1. Organization.

Fidelity Investment Grade Bond Fund (the Fund) is a fund of Fidelity Fixed-Income Trust (the trust) and is authorized to issue an unlimited number of shares. The trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. The Fund offers Class A, Class T, Class B, Class C, Investment Grade Bond, and Institutional Class shares, each of which has equal rights as to assets and voting privileges. Each class has exclusive voting rights with respect to matters that affect that class. Class B shares will automatically convert to Class A shares after a holding period of seven years from the initial date of purchase. Investment income, realized and unrealized capital gains and losses, the common expenses of the Fund, and certain fund-level expense reductions, if any, are allocated on a pro rata basis to each class based on the relative net assets of each class to the total net assets of the Fund. Each class differs with respect to transfer agent and distribution and service plan fees incurred. Certain expense reductions also differ by class.

2. Investments in Fidelity Central Funds.

The Fund may invest in Fidelity Central Funds which are open-end investment companies available only to other investment companies and accounts managed by Fidelity Management & Research Company (FMR) and its affiliates. The Fund's Schedule of Investments lists each of the Fidelity Central Funds as an investment of the Fund, but does not include the underlying holdings of each Fidelity Central Fund. As an Investing Fund, the Fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

Based on their investment objective, each Fidelity Central Fund may invest or participate in various investment vehicles or strategies that are similar to those of the Fund. These strategies are consistent with the investment objectives of the Fund and may involve certain economic risks which may cause a decline in value of each of the Fidelity Central Funds and thus a decline in the value of the Fund. The following summarizes the Fund's investment in each Fidelity Central Fund.

Fidelity Central Fund	Investment Manager	Investment Objective	Investment Practices
Fidelity 1-3 Year Duration Securitized Bond Central Fund	Fidelity Investment Money Manage ment, Inc. (FIMM)	Seeks a high level of income by normally investing in investment-grade securitized debt securities and repurchase agreements for those securities.	Futures Repurchase Agreements Restricted Securities Swap Agreements

Annual Report

2. Investments in Fidelity Central Funds - continued

Fidelity Central Fund	Investment Manager	Investment Objective	Investment Practices
Fidelity 2-5 Year Duration Securitized Bond Central Fund	FIMM	Seeks a high level of income by normally investing in investment-grade securitized debt securities and repurchase agreements for those securities.	Repurchase Agreements Restricted Securities Swap Agreements
Fidelity Corporate Bond 1-5 Year Central Fund	FIMM	Seeks a high level of income by normally investing in investment-grade corporate bonds and other corporate debt securities and repurchase agreements for those securities.	Repurchase Agreements Restricted Securities Swap Agreements
Fidelity Mortgage Backed Securities Central Fund	FIMM	Seeks a high level of income by normally investing in investment-grade mortgage-related securities and repurchase agreements for those securities.	Delayed Delivery & When Issued Securities Mortgage Dollar Rolls Repurchase Agreements Swap Agreements
Fidelity Specialized High Income Central Fund	Fidelity Manage-ment & Research Company, Inc. (FMRC)	Seeks a high level of current income by normally investing in income-producing debt securities, with an emphasis on lower-quality debt securities.	Loans & Direct Debt Instruments Repurchase Agreements Restricted Securities
Fidelity Ultra-Short Central Fund	FIMM	Seeks to obtain a high level of current income consistent with preservation of capital by investing in U.S. dollar denominated money market and investment-grade debt securities.	Futures Mortgage Dollar Rolls Repurchase Agreements Restricted Securities Swap Agreements

The Central Funds may invest a portion of their assets in securities of issuers that hold mortgage securities, including subprime mortgage securities. The value of these securities is sensitive to changes in economic conditions, including delinquencies and/or

Annual Report

Notes to Financial Statements - continued

(Amounts in thousands except ratios)

2. Investments in Fidelity Central Funds - continued

defaults, and may be adversely affected by shifts in the market's perception of the issuers and changes in interest rates.

A holdings listing for the Fund, which presents direct holdings as well as the pro rata share of any securities and other investments held indirectly through its investment in underlying non-money market Fidelity Central Funds, is available at fidelity.com and/or advisor.fidelity.com, as applicable. A complete list of holdings for each Fidelity Central Fund is available upon request or at the SEC's web site at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds, which are not covered by the Fund's Report of Independent Registered Public Accounting Firm, are available on the SEC's web site or upon request.

3. Significant Accounting Policies.

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America, which require management to make certain estimates and assumptions at the date of the financial statements. The following summarizes the significant accounting policies of the Fund:

Security Valuation. Investments are valued and net asset value per share is calculated (NAV calculation) as of the close of business of the New York Stock Exchange, normally 4:00 p.m. Eastern time. Wherever possible, the Fund uses independent pricing services approved by the Board of Trustees to value its investments. Debt securities, including restricted securities, for which quotations are readily available, are valued by independent pricing services or by dealers who make markets in such securities. Pricing services consider yield or price of bonds of comparable quality, coupon, maturity and type as well as available dealer supplied prices. Certain of the Fund's securities may be valued by a single source or dealer.

When current market prices or quotations are not readily available or do not accurately reflect fair value, valuations may be determined in accordance with procedures adopted by the Board of Trustees. Factors used in the determination of fair value may include current market trading activity, interest rates, credit quality and default rates. The frequency of when fair value pricing is used is unpredictable. The value of securities used for NAV calculation under fair value pricing may differ from published prices for the same securities. Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued at amortized cost, which approximates value.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV for processing shareholder transactions includes

Annual Report

3. Significant Accounting Policies - continued

Investment Transactions and Income - continued

trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost and may include proceeds received from litigation. Dividend income is recorded on the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Interest income and income and capital gain distributions from the Fidelity Central Funds are accrued as earned. Interest income includes coupon interest and amortization of premium and accretion of discount on debt securities.

Expenses. Most expenses of the trust can be directly attributed to a fund. Expenses which cannot be directly attributed are apportioned among each Fund in the trust. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Deferred Trustee Compensation. Under a Deferred Compensation Plan (the Plan), Independent Trustees must defer receipt of a portion of, and may elect to defer receipt of an additional portion of, their annual compensation. Deferred amounts are invested in a cross-section of Fidelity funds, are marked-to-market and remain in the Fund until distributed in accordance with the Plan. The investment of deferred amounts and the offsetting payable to the Trustees are included in the accompanying Statement of Assets and Liabilities.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company by distributing all of its taxable income and realized gains under Subchapter M of the Internal Revenue Code. As a result, no provision for income taxes is required in the accompanying financial statements.

Dividends are declared daily and paid monthly from net investment income. Distributions from realized gains, if any, are recorded on the ex-dividend date. Income dividends and capital gain distributions are declared separately for each class. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from generally accepted accounting principles.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. Certain adjustments have been made to the accounts relating to prior periods. Collectively, these adjustments have no impact on net assets or the results of operations. Temporary book-tax differences will reverse in a subsequent period.

Book-tax differences are primarily due to the short-term gain distributions from the Fidelity Central Funds, swap agreements, market discount, partnerships (including allocations from Fidelity Central Funds), deferred trustees compensation, financing

Annual Report

Notes to Financial Statements - continued

(Amounts in thousands except ratios)

3. Significant Accounting Policies - continued

Income Tax Information and Distributions to Shareholders - continued

transactions, capital loss carryforwards and losses deferred due to wash sales and excise tax regulations.

The tax-basis components of distributable earnings and the federal tax cost as of period end were as follows:

Unrealized appreciation	$ 72,812
Unrealized depreciation	(343,702)
Net unrealized appreciation (depreciation)	(270,890)
Undistributed ordinary income	7,765
Capital loss carryforward	(107,051)

Cost for federal income tax purposes	$ 15,596,333

The tax character of distributions paid was as follows:

	Year ended August 31, 2007	Four months ended August 31, 2007	Year ended April 30, 2006
Ordinary Income	$ 591,743	$ 127,262	$ 323,808
Long-term Capital Gains	-	-	47,397
Total	$ 591,743	$ 127,262	$ 371,205

New Accounting Pronouncements. In July 2006, Financial Accounting Standards Board Interpretation No. 48, Accounting for Uncertainty in Income Taxes - an interpretation of FASB Statement 109 (FIN 48), was issued and is effective on the last business day of the semiannual reporting period for fiscal years beginning after December 15, 2006. FIN 48 sets forth a threshold for financial statement recognition, measurement and disclosure of a tax position taken or expected to be taken on a tax return. Management has concluded that the adoption of FIN 48 will not result in a material impact on the Fund's net assets, results of operations and financial statement disclosures.

In addition, in September 2006, Statement of Financial Accounting Standards No. 157, Fair Value Measurements (SFAS 157), was issued and is effective for fiscal years beginning after November 15, 2007. SFAS 157 defines fair value, establishes a framework for measuring fair value and expands disclosures about fair value measurements. Management is currently evaluating the impact the adoption of SFAS 157 will have on the Fund's financial statement disclosures.

Annual Report

4. Operating Policies.

Repurchase Agreements. FMR has received an Exemptive Order from the Securities and Exchange Commission (the SEC) which permits the Fund and other affiliated entities of FMR to transfer uninvested cash balances into joint trading accounts which are then invested in repurchase agreements. The Fund may also invest directly with institutions in repurchase agreements. Repurchase agreements are collateralized by government or non-government securities. Upon settlement date, collateral is held in segregated accounts with custodian banks and may be obtained in the event of a default of the counterparty. The Fund monitors, on a daily basis, the value of the collateral to ensure it is at least equal to the principal amount of the repurchase agreement (including accrued interest). In the event of a default by the counterparty, realization of the collateral proceeds could be delayed, during which time the value of the collateral may decline.

Delayed Delivery Transactions and When-Issued Securities. The Fund may purchase or sell securities on a delayed delivery or when-issued basis. Payment and delivery may take place after the customary settlement period for that security. The price of the underlying securities and the date when the securities will be delivered and paid for are fixed at the time the transaction is negotiated. During the time a delayed delivery sell is outstanding, the contract is marked-to-market daily and equivalent deliverable securities are held for the transaction. The value of the securities purchased on a delayed delivery or when-issued basis are identified as such in the Fund's Schedule of Investments. The Fund may receive compensation for interest forgone in the purchase of a delayed delivery or when-issued security. With respect to purchase commitments, the Fund identifies securities as segregated in its records with a value at least equal to the amount of the commitment. Losses may arise due to changes in the value of the underlying securities or if the counterparty does not perform under the contract's terms, or if the issuer does not issue the securities due to political, economic, or other factors.

Restricted Securities. The Fund may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities is included at the end of the Fund's Schedule of Investments.

Swap Agreements. The Fund may invest in swaps for the purpose of managing its exposure to interest rate, credit or market risk.

Interest rate swaps are agreements to exchange cash flows periodically based on a notional principal amount, for example, the exchange of fixed rate interest payments for floating rate interest payments. The primary risk associated with interest rate swaps is

Annual Report

Notes to Financial Statements - continued

(Amounts in thousands except ratios)

4. Operating Policies - continued

Swap Agreements - continued

that unfavorable changes in the fluctuation of interest rates could adversely impact a fund.

Total return swaps are agreements to exchange the return generated by one instrument or index for the return generated by another instrument, for example, the agreement to pay interest in exchange for a market-linked return based on a notional amount. To the extent the total return of the index exceeds the offsetting interest obligation, a fund will receive a payment from the counterparty. To the extent it is less, a fund will make a payment to the counterparty.

Credit default swaps involve the exchange of a fixed rate premium for protection against the loss in value of an underlying debt instrument in the event of a defined credit event (such as payment default or bankruptcy). Under the terms of the swap, one party acts as a "guarantor" receiving a periodic payment that is a fixed percentage applied to a notional principal amount. In return the party agrees to purchase the notional amount of the underlying instrument, at par, if a credit event occurs during the term of the swap. The Fund may enter into credit default swaps in which either it or its counterparty act as guarantors. By acting as the guarantor of a swap, a fund assumes the market and credit risk of the underlying instrument including liquidity and loss of value.

Swaps are marked-to-market daily based on dealer-supplied valuations and changes in value are recorded as unrealized appreciation (depreciation). Periodic payments and premiums received or made by the Fund are recorded in the accompanying Statement of Operations as realized gains or losses, respectively. Gains or losses are realized upon early termination of the swap agreement. Collateral, in the form of cash or securities, may be required to be held in segregated accounts with a fund's custodian in compliance with swap contracts. Risks may exceed amounts recognized on the Statement of Assets and Liabilities. These risks include changes in the returns of the underlying instruments, failure of the counterparties to perform under the contracts' terms and the possible lack of liquidity with respect to the swap agreements. Details of swap agreements open at period end are included in the Fund's Schedule of Investments under the caption "Swap Agreements".

Mortgage Dollar Rolls. To earn additional income, the Fund may employ trading strategies which involve the sale and simultaneous agreement to repurchase similar securities ("mortgage dollar rolls") or the purchase and simultaneous agreement to sell similar securities ("reverse mortgage dollar rolls"). The securities traded are mortgage securities and bear the same interest rate but may be collateralized by different pools of mortgages. During the period between the sale and repurchase in a mortgage dollar roll transaction, a fund will not be entitled to receive interest and principal payments on the

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4. Operating Policies - continued

Mortgage Dollar Rolls - continued

securities sold but will invest the proceeds of the sale in other securities which may enhance the yield and total return. In addition, the difference between the sale price and the future purchase price is recorded as an adjustment to investment income. During the period between the purchase and subsequent sale in a reverse mortgage dollar roll transaction a fund is entitled to interest and principal payments on the securities purchased. The price differential between the purchase and sale is recorded as an adjustment to investment income. Losses may arise due to changes in the value of the securities or if the counterparty does not perform under the terms of the agreement. If the counterparty files for bankruptcy or becomes insolvent, a fund's right to repurchase or sell securities may be limited.

5. Purchases and Sales of Investments.

Purchases and sales of securities (including the Fixed-Income Central Funds), other than short-term securities, U.S. government securities and non-taxable in-kind transactions, aggregated $4,640,665 and $3,071,799, respectively.

6. Fees and Other Transactions with Affiliates.

Management Fee and Expense Contract. FMR and its affiliates provide the Fund with investment management related services for which the Fund pays a monthly management fee. The management fee is the sum of an individual fund fee rate that is based on an annual rate of .20% of the Fund's average net assets and a group fee rate that averaged .12% during the period. The group fee rate is based upon the average net assets of all the mutual funds advised by FMR. The group fee rate decreases as assets under management increase and increases as assets under management decrease. For the period, the total annual management fee rate was .32% of the Fund's average net assets.

In addition, under the expense contract, FMR pays all class-level expenses for Investment Grade Bond, so that the total expenses, except the compensation of the independent Trustees and certain other expenses such as interest expense, including commitment fees do not exceed .45% of the Class' average net assets. This agreement does not apply to any of the other classes and any change or modification that would increase expenses can only be made with shareholder approval.

FMR pays a portion of the management fees received from the Fund to the Fidelity Central Funds' investment advisers, who are also affiliates, for managing the assets of the Fidelity Central Funds.

Distribution and Service Plan. In accordance with Rule 12b-1 of the 1940 Act, the Fund has adopted separate Distribution and Service Plans for each class of shares.

Annual Report

Notes to Financial Statements - continued

(Amounts in thousands except ratios)

6. Fees and Other Transactions with Affiliates - continued

Distribution and Service Plan - continued

Certain classes pay Fidelity Distributors Corporation (FDC), an affiliate of FMR, separate Distribution and Service Fees, each of which is based on an annual percentage of each class' average net assets. In addition, FDC may pay financial intermediaries for selling shares of the Fund and providing shareholder support services. For the period, the Distribution and Service Fee rates and the total amounts paid to and retained by FDC were as follows:

	Distribution Fee	Service Fee	Paid to FDC	Retained by FDC
Class A	0%	.25%	$ 127	$ 31
Class T	0%	.25%	162	3
Class B	.65%	.25%	89	64
Class C	.75%	.25%	144	33
			$ 522	$ 131

On January 18, 2007, the Board of Trustees approved an increase in Class A's Service fee from .15% to .25%, effective April 1, 2007.

Sales Load. FDC receives a front-end sales charge of up to 4.00% for selling Class A shares and Class T shares (4.75% for Class A and 3.50% for Class T prior to April 1, 2007), some of which is paid to financial intermediaries for selling shares of the Fund. FDC receives the proceeds of contingent deferred sales charges levied on Class A, Class T, Class B, and Class C redemptions. These charges depend on the holding period. The deferred sales charges range from 5% to 1% for Class B, 1% for Class C, ..75% to .50% for certain purchases of Class A shares and .25% for certain purchases of Class T shares.

For the period, sales charge amounts retained by FDC were as follows:

Retained by FDC
Class A	$ 17
Class T	6
Class B*	28
Class C*	2
$ 53

* When Class B and Class C shares are initially sold, FDC pays commissions from its own resources to financial intermediaries through which the sales are made.

Transfer Agent Fees. Fidelity Investments Institutional Operations Company, Inc. (FIIOC), an affiliate of FMR, is the transfer, dividend disbursing and shareholder servicing agent for each class of the Fund, except for Investment Grade Bond. Fidelity Service Company, Inc. (FSC), an affiliate of FMR, is the transfer agent for Investment Grade

Annual Report

6. Fees and Other Transactions with Affiliates - continued

Transfer Agent Fees - continued

Bond shares. FIIOC receives account fees and asset-based fees that vary according to the account size and type of account of the shareholders of the respective classes of the Fund. FSC receives an asset-based fee of .10% of Investment Grade Bond's average net assets. FIIOC and FSC pay for typesetting, printing and mailing of shareholder reports, except proxy statements. For the period, the total transfer agent fees paid by each class to FIIOC or FSC, were as follows:

	Amount	% of Average Net Assets
Class A	$ 130.20
Class T	131.20
Class B	25.25
Class C	29.20
Investment Grade Bond	11,168.10
Institutional Class	43.13
	$ 11,526

Fundwide Operations Fee. Pursuant to the Fundwide Operations and Expense Agreement (FWOE), FMR has agreed to provide for fund level expenses (which do not include transfer agent, Rule 12b-1 fees, compensation of the independent trustees, interest (including commitment fees), taxes or extraordinary expenses, if any) in return for a FWOE fee equal to .35% less the total amount of the management fee. The FWOE paid by the Fund is reduced by an amount equal to the fees and expenses paid to the independent trustees. For the period, the FWOE fee was equivalent to an annual rate of .03% of average net assets.

Exchange-In-Kind. During the period, the Fund exchanged securities for shares of four newly created Fidelity Fixed-Income Central Funds, all of which are affiliated investment companies managed by FIMM, an affiliate of FMR. The Fund delivered securities to each Fixed-Income Central Fund in exchange for shares of each respective Fixed-Income Central Fund, as presented in the accompanying table. Each exchange is considered a non-taxable exchange for federal income tax purposes, with no gain or loss recognized by the Fund or its shareholders.

Fidelity Fixed-Income Central Fund	Value of Securities Delivered (including accrued interest)	Unrealized Appreciation/ (Depreciation)	Shares of Fixed-Income Central Fund Exchanged
1-3 Year Duration Securitized Bond Central Fund	$ 348,124	$ (4,288)	3,481

Annual Report

Notes to Financial Statements - continued

(Amounts in thousands except ratios)

6. Fees and Other Transactions with Affiliates - continued

Exchange-In-Kind - continued

Fidelity Fixed-Income Central Fund	Value of Securities Delivered (including accrued interest)	Unrealized Appreciation/ (Depreciation)	Shares of Fixed-Income Central Fund Exchanged
2-5 Year Duration Securitized Bond Central Fund	642,867	(751)	6,429
Corporate Bond 1-5 Year Central Fund	854,634	1,964	8,546
Mortgage Backed Securities Central Fund	2,240,754	(1,346)	22,408
Total	$ 4,086,379	$ (4,421)	40,864

On April 27, 2007, the Fund purchased 4,113 shares of Fidelity Ultra Short Central Fund, an affiliated entity, valued at $407,305 by transferring securities of equal value, including accrued interest. This is considered taxable for federal income tax purposes, and the Fund recognized a gain of $616.

7. Committed Line of Credit.

The Fund participates with other funds managed by FMR in a $4.2 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The Fund has agreed to pay commitment fees on its pro rata portion of the line of credit, which amounted to $26 and is reflected in Miscellaneous Expense on the Statement of Operations. During the period, there were no borrowings on this line of credit.

8. Security Lending.

The Fund lends portfolio securities from time to time in order to earn additional income. On the settlement date of the loan, the Fund receives collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of business of the Fund and any additional required collateral is delivered to the Fund on the next business day. If the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, a fund could experience delays and costs in recovering the securities loaned or in gaining access to the collateral. Any cash collateral received is invested in cash equivalents. The value of loaned securities and cash collateral at period end are disclosed on the Fund's Statement of Assets and Liabilities. Security lending income represents the income earned on investing cash collateral, less fees and expenses associated with the loan, plus any

Annual Report

8. Security Lending - continued

premium payments that may be received on the loan of certain types of securities. Security lending income is presented in the Statement of Operations as a component of interest income. Net income from lending portfolio securities during the period amounted to $762.

9. Expense Reductions.

Through arrangements with the Fund's custodian and each class' transfer agent, credits realized as a result of uninvested cash balances were used to reduce the Fund's expenses. During the period, these credits reduced the Fund's management fee by $129. During the period, credits reduced each class' transfer agent expense as noted in the table below.

Transfer Agent expense reduction
Class A	$ 5
Class T	4
Investment Grade Bond	840
Institutional Class	2
$ 851

10. Other.

The Fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

In September 2006, FIIOC, a transfer agent of the Fund, notified the Fund that the Fund's books and records did not reflect a conversion of certain Class B to Class A shares upon their conversion date. In March 2007, FIIOC converted the relevant Class B shares to Class A shares and recorded the conversion in the books and records of the Fund which did not result in a material impact to the Fund's reported net assets or results of operations in the accompanying financial statements. FIIOC has remediated affected shareholders.

At the end of the period, Fidelity Freedom 2010 Fund and Fidelity Freedom 2020 Fund were the owners of record of approximately 13% and 12%, respectively, of the total outstanding shares of the Fund. The Fidelity Freedom Funds were the owners of record, in the aggregate, of approximately 42% of the total outstanding shares of the Fund.

Annual Report

Notes to Financial Statements - continued

(Amounts in thousands except ratios)

11. Distributions to Shareholders.

Distributions to shareholders of each class were as follows:

	August 31, 2007	Four months ended August 31, 2006	April 30, 2006
From net investment income
Class A	$ 3,068	$ 557	$ 1,232
Class T	3,063	768	2,022
Class B	397	105	289
Class C	572	104	234
Investment Grade Bond	568,231	125,340	300,091
Institutional Class	1,724	388	877
Total	$ 577,055	$ 127,262	$ 304,745
From net realized gain
Class A	$ 77	$ -	$ 293
Class T	85	-	479
Class B	13	-	86
Class C	16	-	71
Investment Grade Bond	14,456	-	65,359
Institutional Class	41	-	172
Total	$ 14,688	$ -	$ 66,460

12. Share Transactions.

Transactions for each class of shares were as follows:

Shares
	Year ended August 31, 2007	Four months ended August 31, 2006	Year ended April 30, 2006
Class A
Shares sold	7,301	1,787	5,817
Reinvestment of distributions	414	74	170
Shares redeemed	(2,974)	(775)	(4,972)
Net increase (decrease)	4,741	1,086	1,015
Class T
Shares sold	4,101	1,019	3,807
Reinvestment of distributions	423	104	334
Shares redeemed	(3,090)	(1,054)	(2,644)
Net increase (decrease)	1,434	69	1,497
Class B
Shares sold	407	115	488
Reinvestment of distributions	43	11	41
Shares redeemed	(365)	(151)	(388)
Net increase (decrease)	85	(25)	141

Annual Report

12. Share Transactions - continued

Shares
	Year ended August 31, 2007	Four months ended August 31, 2006	Year ended April 30, 2006
Class C
Shares sold	1,716	183	850
Reinvestment of distributions	54	12	35
Shares redeemed	(791)	(126)	(474)
Net increase (decrease)	979	69	411
Investment Grade Bond
Shares sold	397,704	69,585	296,083
Issued in exchange for shares of Spartan Investment Grade Bond Fund	-	250,883	-
Reinvestment of distributions	77,325	16,933	48,523
Shares redeemed	(220,217)	(66,028)	(132,782)
Net increase (decrease)	254,812	271,373	211,824
Institutional Class
Shares sold	3,197	907	1,805
Reinvestment of distributions	177	46	125
Shares redeemed	(1,627)	(517)	(515)
Net increase (decrease)	1,747	436	1,415
Dollars
	Year ended August 31, 2007	Four months ended August 31, 2006	Year ended April 30, 2006
Class A
Shares sold	$ 53,656	$ 12,921	$ 42,930
Reinvestment of distributions	3,036	536	1,256
Shares redeemed	(21,797)	(5,603)	(36,700)
Net increase (decrease)	$ 34,895	$ 7,854	$ 7,486
Class T
Shares sold	$ 30,149	$ 7,370	$ 28,191
Reinvestment of distributions	3,102	757	2,473
Shares redeemed	(22,619)	(7,604)	(19,510)
Net increase (decrease)	$ 10,632	$ 523	$ 11,154
Class B
Shares sold	$ 2,988	$ 830	$ 3,626
Reinvestment of distributions	314	82	301
Shares redeemed	(2,676)	(1,094)	(2,863)
Net increase (decrease)	$ 626	$ (182)	$ 1,064

Annual Report

Notes to Financial Statements - continued

(Amounts in thousands except ratios)

12. Share Transactions - continued

Dollars
	Year ended August 31, 2007	Four months ended August 31, 2006	Year ended April 30, 2006
Class C
Shares sold	$ 12,632	$ 1,328	$ 6,307
Reinvestment of distributions	397	89	261
Shares redeemed	(5,778)	(914)	(3,511)
Net increase (decrease)	$ 7,251	$ 503	$ 3,057
Investment Grade Bond
Shares sold	$ 2,923,221	$ 506,029	$ 2,186,923
Issued in exchange for shares of Spartan Investment Grade Bond Fund	-	1,823,921	-
Reinvestment of distributions	567,650	122,970	359,152
Shares redeemed	(1,612,267)	(478,951)	(979,977)
Net increase (decrease)	$ 1,878,604	$ 1,973,969	$ 1,566,098
Institutional Class
Shares sold	$ 23,420	$ 6,594	$ 13,369
Reinvestment of distributions	1,297	334	926
Shares redeemed	(11,902)	(3,742)	(3,804)
Net increase (decrease)	$ 12,815	$ 3,186	$ 10,491

13. Credit Risk.

The Fund invests a portion of its assets in securities of issuers that hold mortgage securities, including subprime mortgage securities. The value of these securities is sensitive to changes in economic conditions, including delinquencies and/or defaults, and may be adversely affected by shifts in the market's perception of the issuers and changes in interest rates.

Annual Report

Report of Independent Registered Public Accounting Firm

To the Trustees of Fidelity Fixed-Income Trust and the Shareholders of Fidelity Investment Grade Bond Fund:

In our opinion, the accompanying statement of assets and liabilities, including the schedule of investments, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of Fidelity Investment Grade Bond Fund (a fund of Fidelity Fixed-Income Trust) at August 31, 2007, the results of its operations for the year then ended, the changes in its net assets for each of the periods indicated and the financial highlights for each of the periods indicated, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as "financial statements") are the responsibility of the Fidelity Investment Grade Bond Fund's management. Our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at August 31, 2007 by correspondence with the custodian and brokers, provide a reasonable basis for our opinion.

/s/ PricewaterhouseCoopers LLP

PricewaterhouseCoopers LLP

Boston, Massachusetts

November 2, 2007

Annual Report

Trustees and Officers

The Trustees, Members of the Advisory Board, and executive officers of the trust and fund, as applicable, are listed below. The Board of Trustees governs the fund and is responsible for protecting the interests of shareholders. The Trustees are experienced executives who meet periodically throughout the year to oversee the fund's activities, review contractual arrangements with companies that provide services to the fund, and review the fund's performance. Except for James C. Curvey, each of the Trustees oversees 369 funds advised by FMR or an affiliate. Mr. Curvey oversees 339 funds advised by FMR or an affiliate.

The Trustees hold office without limit in time except that (a) any Trustee may resign; (b) any Trustee may be removed by written instrument, signed by at least two-thirds of the number of Trustees prior to such removal; (c) any Trustee who requests to be retired or who has become incapacitated by illness or injury may be retired by written instrument signed by a majority of the other Trustees; and (d) any Trustee may be removed at any special meeting of shareholders by a two-thirds vote of the outstanding voting securities of the trust. Each Trustee who is not an interested person (as defined in the 1940 Act) (Independent Trustee), shall retire not later than the last day of the calendar year in which his or her 72nd birthday occurs. The Independent Trustees may waive this mandatory retirement age policy with respect to individual Trustees. The executive officers and Advisory Board Members hold office without limit in time, except that any officer and Advisory Board Member may resign or may be removed by a vote of a majority of the Trustees at any regular meeting or any special meeting of the Trustees. Except as indicated, each individual has held the office shown or other offices in the same company for the past five years.

The fund's Statement of Additional Information (SAI) includes more information about the Trustees. To request a free copy, call Fidelity at 1-800-544-8544.

Interested Trustees*:

Correspondence intended for each Trustee who is an interested person may be sent to Fidelity Investments, 82 Devonshire Street, Boston, Massachusetts 02109.

Name, Age; Principal Occupation
Edward C. Johnson 3d (77)

Year of Election or Appointment: 1984

Mr. Johnson is Chairman of the Board of Trustees. Mr. Johnson serves as President (2006-present), Chief Executive Officer, Chairman, and a Director of FMR LLC; Chairman and a Director of FMR; Chairman and a Director of Fidelity Research & Analysis Company (FRAC); Chairman and a Director of Fidelity Investments Money Management, Inc.; and Chairman (2001-present) and a Director of FMR Co., Inc. In addition, Mr. Johnson serves as Chairman and Director of Fidelity International Limited (FIL).

James C. Curvey (72)

Year of Election or Appointment: 2007

Mr. Curvey also serves as Trustee (2007-present) or Member of the Advisory Board (2007-present) of other investment companies advised by FMR. Mr. Curvey is a Director of FMR and FMR Co., Inc. (2007-
present). Mr. Curvey is also Vice Chairman (2006-present) and Director of FMR LLC. Mr. Curvey joined Fidelity in 1982 and served in numerous senior management positions, including President and Chief Operating Officer of FMR LLC (1997-2000) and President of Fidelity Strategic Investments (2000-2002). In addition, he serves as a member of the Board of Directors of Geerlings & Wade, Inc. (wine distribution).

* Trustees have been determined to be "Interested Trustees" by virtue of, among other things, their affiliation with the trust or various entities under common control with FMR.

Independent Trustees:

Correspondence intended for each Independent Trustee (that is, the Trustees other than the Interested Trustees) may be sent to Fidelity Investments, P.O. Box 55235, Boston, Massachusetts 02205-5235. FMR Corp. merged with FMR LLC on October 1, 2007. Any references to FMR LLC for prior periods are deemed to be references to the prior entity.

Name, Age; Principal Occupation
Dennis J. Dirks (59)

Year of Election or Appointment: 2005

Prior to his retirement in May 2003, Mr. Dirks was Chief Operating Officer and a member of the Board of The Depository Trust & Clearing Corporation (DTCC) (1999-2003). He also served as President, Chief Operating Officer, and Board member of The Depository Trust Com-pany (DTC) (1999-2003) and President and Board member of the National Securities Clearing Corporation (NSCC) (1999-2003). In addition, Mr. Dirks served as Chief Executive Officer and Board member of the Government Securities Clearing Corporation (2001-2003) and Chief Executive Officer and Board member of the Mortgage-Backed Securities Clearing Corporation (2001-2003). Mr. Dirks also serves as a Trustee and a member of the Finance Committee of Manhattan College (2005- present) and a Trustee and a member of the Finance Committee of AHRC of Nassau County (2006-present).

Albert R. Gamper, Jr. (65)

Year of Election or Appointment: 2006

Prior to his retirement in December 2004, Mr. Gamper served as Chairman of the Board of CIT Group Inc. (commercial finance). During his tenure with CIT Group Inc. Mr. Gamper served in numerous senior management positions, including Chairman (1987-1989; 1999-2001; 2002-2004), Chief Executive Officer (1987-2004), and President (1989-2002). He currently serves as a member of the Board of Directors of Public Service Enterprise Group (utilities, 2001-present), Chairman of the Board of Governors, Rutgers University (2004-present), and Chairman of the Board of Saint Barnabas Health Care System.

George H. Heilmeier (71)

Year of Election or Appointment: 2004

Dr. Heilmeier is Chairman Emeritus of Telcordia Technologies (communication software and systems), where prior to his retirement, he served as company Chairman and Chief Executive Officer. He currently serves on the Boards of Directors of The Mitre Corporation (systems engineering and information technology support for the government), and HRL Laboratories (private research and development, 2004-present). He is Chairman of the General Motors Science & Technology Advisory Board and a Life Fellow of the Institute of Electrical and Electronics Engineers (IEEE). Dr. Heilmeier is a member of the Defense Science Board and the National Security Agency Advisory Board. He is also a member of the National Academy of Engineering, the American Academy of Arts and Sciences, and the Board of Overseers of the School of Engineering and Applied Science of the University of Pennsylvania. Previously, Dr. Heilmeier served as a Director of TRW Inc. (automotive, space, defense, and information technology, 1992-2002), Compaq (1994-2002), Automatic Data Processing, Inc. (ADP) (technology-based business outsourcing, 1995-2002), INET Technologies Inc. (telecommunications network surveillance, 2001-2004), and Teletech Holdings (customer management services). He is the recipient of the 2005 Kyoto Prize in Advanced Technology for his invention of the liquid crystal display, and a member of the Consumer Electronics Hall of Fame.

James H. Keyes (66)

Year of Election or Appointment: 2007

Prior to his retirement in 2003, Mr. Keyes was Chairman, President, and Chief Executive Officer of Johnson Controls, Inc. (automotive supplier, 1993-2003). He currently serves as a member of the boards of LSI Logic Corporation (semiconductor technologies), Navistar International Corporation (manufacture and sale of trucks, buses, and diesel engines, 2002-present), and Pitney Bowes, Inc. (integrated mail, messaging, and document management solutions).

Marie L. Knowles (60)

Year of Election or Appointment: 2001

Prior to Ms. Knowles' retirement in June 2000, she served as Executive Vice President and Chief Financial Officer of Atlantic Richfield Company (ARCO) (diversified energy, 1996-2000). From 1993 to 1996, she was a Senior Vice President of ARCO and President of ARCO Transportation Company. She served as a Director of ARCO from 1996 to 1998. She currently serves as a Director of Phelps Dodge Corporation (copper mining and manufacturing) and McKesson Corporation (healthcare service, 2002-present). Ms. Knowles is a Trustee of the Brookings Institution and the Catalina Island Conservancy and also serves as a member of the Advisory Board for the School of Engineering of the University of Southern California.

Ned C. Lautenbach (63)

Year of Election or Appointment: 2000

Mr. Lautenbach is Chairman of the Independent Trustees (2006-present). Mr. Lautenbach has been a partner of Clayton, Dubilier & Rice, Inc. (private equity investment firm) since September 1998. Previously, Mr. Lautenbach was with the International Business Machines Corporation (IBM) from 1968 until his retirement in 1998. Mr. Lautenbach serves as a Director of Sony Corporation (2006-present) and Eaton Corporation (diversified industrial) as well as the Philharmonic Center for the Arts in Naples, Florida. He also is a member of the Board of Trustees of Fairfield University (2005-present), as well as a member of the Council on Foreign Relations.

Cornelia M. Small (63)

Year of Election or Appointment: 2005

Ms. Small is a member (2000-present) and Chairperson (2002-present) of the Investment Committee, and a member (2002-present) of the Board of Trustees of Smith College. Previously, she served as Chief Investment Officer (1999-2000), Director of Global Equity Investments (1996-1999), and a member of the Board of Directors of Scudder, Stevens & Clark (1990-1997) and Scudder Kemper Investments (1997- 1999). In addition, Ms. Small served as Co-Chair (2000-2003) of the Annual Fund for the Fletcher School of Law and Diplomacy.

William S. Stavropoulos (68)

Year of Election or Appointment: 2001

Mr. Stavropoulos is Chairman Emeritus of the Board of Directors of The Dow Chemical Company. Since joining The Dow Chemical Company in 1967, Mr. Stavropoulos served in numerous senior management positions, including President (1993-2000; 2002-2003), CEO (1995-2000; 2002-2004), and Chairman of the Executive Committee (2000-2004). Currently, he is a Director of NCR Corporation (data warehousing and technology solutions), Chemical Financial Corporation, Maersk Inc. (industrial conglomerate, 2002-present), Tyco International, Inc. (multinational manufacturing and services, 2007-present), and a member of the Advisory Board for Metalmark Capital (private equity investment firm, 2005-present). He is a special advisor to Clayton, Dubilier & Rice, Inc., a private equity investment firm. He also serves as a member of the Board of Trustees of the American Enterprise Institute for Public Policy Research. In addition, Mr. Stavropoulos is a member of The Business Council, J.P. Morgan International Council and the University of Notre Dame Advisory Council for the College of Science.

Kenneth L. Wolfe (68)

Year of Election or Appointment: 2005

Prior to his retirement in 2001, Mr. Wolfe was Chairman and Chief Executive Officer of Hershey Foods Corporation (1993-2001). He currently serves as a member of the boards of Adelphia Communications Corporation (2003-present), Bausch & Lomb, Inc., and Revlon Inc. (2004-present).

Advisory Board Members and Executive Officers**:

Correspondence intended for Mr. Mauriello and Mr. Wiley may be sent to Fidelity Investments, P.O. Box 55235, Boston, Massachusetts 02205-5235. Correspondence intended for each executive officer and Mr. Lynch may be sent to Fidelity Investments, 82 Devonshire Street, Boston, Massachusetts 02109.

Peter S. Lynch (63)

Year of Election or Appointment: 2003

Member of the Advisory Board of Fidelity Fixed-Income Trust. Mr. Lynch is Vice Chairman and a Director of FMR, and Vice Chairman (2001- present) and a Director of FMR Co., Inc. Previously, Mr. Lynch served as a Trustee of the Fidelity funds (1990-2003). In addition, he serves as a Trustee of Boston College and as the Chairman of the Inner-City Scholarship Fund.

Joseph Mauriello (62)

Year of Election or Appointment: 2007

Member of the Advisory Board of Fidelity Fixed-Income Trust. Prior to his retirement in January 2006, Mr. Mauriello served in numerous senior management positions including Deputy Chairman and Chief Operating Officer (2004-2005), and Vice Chairman of Financial Services (2002-2004) of KPMG LLP US (professional services firm, 1965-2005). Mr. Mauriello currently serves as a member of the Board of Directors of XL Capital Ltd., (global insurance and re-insurance company, 2006- present) and of Arcadia Resources Inc., (health care services and products, 2007-present). He also served as a Director of the Hamilton Funds of the Bank of New York (2006-2007).

Michael E. Wiley (56)

Year of Election or Appointment: 2007

Member of the Advisory Board of Fidelity Fixed-Income Trust. Mr. Wiley also serves as Sr. Energy Advisor of Katzenbach Partners, LLC (consulting firm, 2006-present) and a member of the Board of Trustees of the University of Tulsa (2000-2006; 2007-present). He serves as a Director of Tesoro Corporation (independent oil refiner and marketer, 2005- present), and a Director of Bill Barrett Corporation (exploration and production company, 2005-present). In addition, he also serves as a Director of Post Oak Bank (privately-held bank, 2004-present), and an Advisory Director of Riverstone Holdings (private investment firm). Previously, Mr. Wiley served as Chairman, President, and CEO of Baker Hughes, Inc. (oilfield services company, 2000-2004), and as Director of Spinnaker Exploration Company (exploration and production company, 2001-2005).

Kimberley H. Monasterio (43)

Year of Election or Appointment: 2007

President and Treasurer of Investment Grade Bond. Ms. Monasterio also serves as President and Treasurer of other Fidelity funds (2007-present) and is an employee of FMR (2004-present). Previously, Ms. Monasterio served as Deputy Treasurer of the Fidelity funds (2004-2006). Before joining Fidelity Investments, Ms. Monasterio served as Treasurer (2000- 2004) and Chief Financial Officer (2002-2004) of the Franklin Templeton Funds and Senior Vice President of Franklin Templeton Services, LLC (2000-2004).

Boyce I. Greer (51)

Year of Election or Appointment: 2006

Vice President of Investment Grade Bond. Mr. Greer also serves as Vice President of certain Asset Allocation Funds (2005-present), Fixed-Income Funds (2006-present), and Money Market Funds (2006-present). Mr. Greer is also a Trustee of other investment companies advised by FMR (2003-present). Mr. Greer is an Executive Vice President of FMR (2005-present) and FMR Co., Inc. (2005-present), and Senior Vice President of Fidelity Investments Money Management, Inc. (2006-present). Previously, Mr. Greer served as Vice President of certain Fidelity Equity Funds (2005-2007), a Director and Managing Director of Strategic Advisers, Inc. (2002- 2005), and Executive Vice President (2000-2002) and Money Market Group Leader (1997-2002) of the Fidelity Investments Fixed Income Division. Mr. Greer also served as Vice President of Fidelity's Money Market Funds (1997-2002), Senior Vice President of FMR (1997-2002), and Vice President of FIMM (1998-2002).

David L. Murphy (59)

Year of Election or Appointment: 2005

Vice President of Investment Grade Bond. Mr. Murphy also serves as Vice President of Fidelity's Money Market Funds (2002-present) and Fixed-Income Funds (2005- present). Mr. Murphy serves as Senior Vice President (2000-present) and Head (2004-present) of the Fidelity Investments Fixed Income Division. Mr. Murphy is also a Senior Vice President of Fidelity Investments Money Management, Inc. (2003-present) and an Executive Vice President of FMR (2005-present). Previously, Mr. Murphy served as Money Market Group Leader (2002-2004), Bond Group Leader (2000-2002), and Vice President of certain Asset Allocation Funds (2003-2007), Balanced Funds (2005-2007), Fidelity's Taxable Bond Funds (2000-2002) and Fidelity's Municipal Bond Funds (2001-2002).

Thomas J. Silvia (46)

Year of Election or Appointment: 2005

Vice President of Investment Grade Bond. Mr. Silvia also serves as Vice President of Fidelity's Fixed-Income Funds (2005-present) and Senior Vice President and Bond Group Leader of the Fidelity Investments Fixed-Income Division (2005-present). Previously, Mr. Silvia served as Vice President of certain Balanced Funds (2005-2007), certain Asset Allocation Funds (2005-2007), a Director of Fidelity's Taxable Bond portfolio managers (2002-2004) and a portfolio manager in the Bond Group (1997-2004).

Eric D. Roiter (58)

Year of Election or Appointment: 1998

Secretary of Investment Grade Bond. He also serves as Secretary of other Fidelity funds; Vice President, General Counsel, and Secretary of FMR Co., Inc. (2001-present) and FMR; Assistant Secretary of Fidelity Management & Research (U.K.) Inc. (2001-present), Fidelity Research & Analysis Company (2001-present), and Fidelity Investments Money Management, Inc. (2001-present). Mr. Roiter is an Adjunct Member, Faculty of Law, at Boston College Law School (2003-present). Previously, Mr. Roiter served as Vice President and Secretary of Fidelity Distributors Corporation (FDC) (1998-2005).

Scott C. Goebel (39)
Year of Election or Appointment: 2007 Assistant Secretary of Investment Grade Bond. Mr. Goebel also serves as Assistant Secretary of other Fidelity funds (2007-present), and is an employee of FMR.
R. Stephen Ganis (41)

Year of Election or Appointment: 2006

Anti-Money Laundering (AML) officer of Investment Grade Bond. Mr. Ganis also serves as AML officer of other Fidelity funds (2006-
present) and FMR LLC (2003-present). Before joining Fidelity Investments, Mr. Ganis practiced law at Goodwin Procter, LLP (2000-2002).

Joseph B. Hollis (59)

Year of Election or Appointment: 2006

Chief Financial Officer of Investment Grade Bond. Mr. Hollis also serves as Chief Financial Officer of other Fidelity funds. Mr. Hollis is President of Fidelity Pricing and Cash Management Services (FPCMS) (2005- present). Mr. Hollis also serves as President and Director of Fidelity Service Company, Inc. (2006-present). Previously, Mr. Hollis served as Senior Vice President of Cash Management Services (1999-2002) and Investment Management Operations (2002-2005).

Kenneth A. Rathgeber (60)

Year of Election or Appointment: 2004

Chief Compliance Officer of Investment Grade Bond. Mr. Rathgeber also serves as Chief Compliance Officer of other Fidelity funds (2004-
present) and Executive Vice President of Risk Oversight for Fidelity Investments (2002-present). He is Chief Compliance Officer of FMR (2005-present), FMR Co., Inc. (2005-present), Fidelity Management & Research (U.K.) Inc. (2005-present), Fidelity Research & Analysis Company (2005-present), Fidelity Investments Money Management, Inc. (2005-present), and Strategic Advisers, Inc. (2005-present). Previously, Mr. Rathgeber served as Executive Vice President and Chief Operating Officer for Fidelity Investments Institutional Services Company, Inc. (1998-2002).

Bryan A. Mehrmann (46)

Year of Election or Appointment: 2005

Deputy Treasurer of Investment Grade Bond. Mr. Mehrmann also serves as Deputy Treasurer of other Fidelity funds (2005-present) and is an employee of FMR. Previously, Mr. Mehrmann served as Vice President of Fidelity Investments Institutional Services Group (FIIS)/Fidelity Investments Institutional Operations Corporation, Inc. (FIIOC) Client Services (1998-2004).

Kenneth B. Robins (38)

Year of Election or Appointment: 2005

Deputy Treasurer of Investment Grade Bond. Mr. Robins also serves as Deputy Treasurer of other Fidelity funds (2005-present) and is an employee of FMR (2004-present). Before joining Fidelity Investments, Mr. Robins worked at KPMG LLP, where he was a partner in KPMG's department of professional practice (2002-2004) and a Senior Man-ager (1999-2000). In addition, Mr. Robins served as Assistant Chief Accountant, United States Securities and Exchange Commission (2000-2002).

Robert G. Byrnes (40)

Year of Election or Appointment: 2005

Assistant Treasurer of Investment Grade Bond. Mr. Byrnes also serves as Assistant Treasurer of other Fidelity funds (2005-present) and is an employee of FMR (2005-present). Previously, Mr. Byrnes served as Vice President of FPCMS (2003-2005). Before joining Fidelity Investments, Mr. Byrnes worked at Deutsche Asset Management where he served as Vice President of the Investment Operations Group (2000-2003).

Peter L. Lydecker (53)
Year of Election or Appointment: 2004 Assistant Treasurer of Investment Grade Bond. Mr. Lydecker also serves as Assistant Treasurer of other Fidelity funds (2004) and is an employee of FMR.
Gary W. Ryan (49)

Year of Election or Appointment: 2005

Assistant Treasurer of Investment Grade Bond. Mr. Ryan also serves as Assistant Treasurer of other Fidelity funds (2005-present) and is an employee of FMR (2005-present). Previously, Mr. Ryan served as Vice President of Fund Reporting in FPCMS (1999-2005).

** FMR Corp. merged with FMR LLC on October 1, 2007. Any references to FMR LLC for prior periods are deemed to be references to the prior entity.

Annual Report

Distributions

A total of 2.62% of the dividends distributed during the fiscal year was derived from interest on U.S. Government securities which is generally exempt from state income tax.

The fund designates $431,164,671 of distributions paid during the period January 1, 2007 to August 31, 2007 as qualifying to be taxed as interest-related dividends for nonresident alien shareholders.

The fund will notify shareholders in January 2008 of amounts for use in preparing 2007 income tax returns.

Annual Report

Board Approval of Investment Advisory Contracts and Management Fees

Fidelity Investment Grade Bond Fund

Each year, typically in June, the Board of Trustees, including the Independent Trustees (together, the Board), votes on the renewal of the management contract and sub-advisory agreements (together, the Advisory Contracts) for the fund. The Board, assisted by the advice of fund counsel and Independent Trustees' counsel, requests and considers a broad range of information throughout the year.

The Board meets regularly each month except August and takes into account throughout the year matters bearing on Advisory Contracts. The Board, acting directly and through its separate committees, considers at each of its meetings factors that are relevant to the annual renewal of the fund's Advisory Contracts, including the services and support provided to the fund and its shareholders. At the time of the renewal, the Board had 12 standing committees, each composed of Independent Trustees with varying backgrounds, to which the Board has assigned specific subject matter responsibilities in order to enhance effective decision-making by the Board. Each committee has adopted a written charter outlining the structure and purposes of the committee. One such committee, the Fixed-Income Contract Committee, meets periodically as needed throughout the year to consider matters specifically related to the annual renewal of Advisory Contracts. The committee requests and receives information on, and makes recommendations to the Independent Trustees concerning, the approval and annual review of the Advisory Contracts.

At its June 2007 meeting, the Board of Trustees, including the Independent Trustees, unanimously determined to renew the Advisory Contracts for the fund. In reaching its determination, the Board considered all factors it believed relevant, including (i) the nature, extent, and quality of the services to be provided to the fund and its shareholders (including the investment performance of the fund); (ii) the competitiveness of the management fee and total expenses of the fund; (iii) the total costs of the services to be provided by and the profits to be realized by the investment adviser and its affiliates from the relationship with the fund; (iv) the extent to which economies of scale would be realized as the fund grows; and (v) whether fee levels reflect these economies of scale, if any, for the benefit of fund shareholders. The Board also approved amendments to the fund's agreements with foreign sub-advisers to clarify that each sub-adviser provides services as an independent contractor.

In determining whether to renew the Advisory Contracts for the fund, the Board ultimately reached a determination, with the assistance of fund counsel and Independent Trustees' counsel, that the renewal of the Advisory Contracts and the compensation to be received by Fidelity under the management contract is consistent with Fidelity's fiduciary duty under applicable law. In addition to evaluating the specific factors noted above, the Board, in reaching its determination, is aware that shareholders in the fund have a broad range of investment choices available to them, including a wide choice among mutual funds offered by competitors to Fidelity, and that the fund's shareholders, with the opportunity to review and weigh the disclosure provided by the fund in its prospectus and other public disclosures, have chosen to invest in this fund, managed by Fidelity.

Annual Report

Nature, Extent, and Quality of Services Provided. The Board considered staffing within the investment adviser, FMR, and the sub-advisers (together, the Investment Advisers), including the background of the fund's portfolio manager and the fund's investment objective and discipline. The Independent Trustees also had discussions with senior management of Fidelity's investment operations and investment groups. The Board considered the structure of the portfolio manager compensation program and whether this structure provides appropriate incentives.

Resources Dedicated to Investment Management and Support Services. The Board reviewed the size, education, and experience of the Investment Advisers' investment staff, their use of technology, and the Investment Advisers' approach to recruiting, training, and retaining portfolio managers and other research, advisory, and management personnel. The Board considered Fidelity's extensive global research capabilities that enable the Investment Advisers to aggregate data from various sources in an effort to produce positive investment results. The Board noted that Fidelity's analysts have access to a variety of technological tools that enable them to perform both fundamental and quantitative analysis and to specialize in various disciplines. The Board also considered that Fidelity's portfolio managers and analysts have access to daily portfolio attribution that allows for monitoring of a fund's portfolio, as well as an electronic communication system that provides immediate real-time access to research concerning issuers and credit enhancers. In addition, the Board considered the trading resources that are an integrated part of the fixed-income portfolio management investment process.

Shareholder and Administrative Services. The Board considered (i) the nature, extent, quality, and cost of advisory, administrative, distribution, and shareholder services performed by the Investment Advisers and their affiliates under the Advisory Contracts and under separate agreements covering transfer agency, pricing and bookkeeping, and securities lending services for the fund; (ii) the nature and extent of the Investment Advisers' supervision of third party service providers, principally custodians and subcustodians; and (iii) the resources devoted to, and the record of compliance with, the fund's compliance policies and procedures.

The Board noted that the growth of fund assets across the complex allows Fidelity to reinvest in the development of services designed to enhance the value or convenience of the Fidelity funds as investment vehicles. These services include 24-hour access to account information and market information through phone representatives and over the Internet, and investor education materials and asset allocation tools.

Annual Report

Board Approval of Investment Advisory Contracts and
Management Fees - continued

Investment in a Large Fund Family. The Board considered the benefits to shareholders of investing in a Fidelity fund, including the benefits of investing in a fund that is part of a large family of funds offering a variety of investment disciplines and providing for a large variety of mutual fund investor services. For example, fund shareholders are offered the privilege of exchanging shares of the fund for shares of other Fidelity funds, as set forth in the fund's prospectus, without paying a sales charge. The Board noted that, since the last Advisory Contract renewals in June 2006, Fidelity has taken a number of actions that benefited particular funds, including (i) dedicating additional resources to investment research and to restructure the investment research teams; (ii) contractually agreeing to reduce the management fee on Fidelity Advisor Floating Rate High Income Fund; (iii) contractually agreeing to reduce the management fees on Fidelity's California, Massachusetts, New Jersey, and New York AMT Tax-Free Money Market Funds, launching new Institutional Classes and Service Classes of these funds, and contractually agreeing to impose expense limitations on these funds; (iv) eliminating the exchange fee on the Fidelity Select Portfolios and reducing the pricing and bookkeeping fee rates for these funds; (v) reducing the maximum transfer agency fee rates on high income funds and certain equity funds; (vi) proposing amended management contracts that, if approved by shareholders, will add a performance adjustment component to the management fees paid by 18 Fidelity Advisor equity funds; (vii) contractually agreeing to reduce fees for Ultra-Short Central Fund and the money market Central Funds; (viii) waiving the Fidelity Advisor funds' contingent deferred sales charge on certain redemptions made through systematic withdrawal programs; and (ix) amending the management contracts for equity and fixed-income funds whose management contracts incorporate a "group fee" structure by adding four new fee "breakpoints" to the group fee rate schedules.

Investment Performance. The Board considered whether the fund has operated within its investment objective, as well as its record of compliance with its investment restrictions. It also reviewed the fund's absolute investment performance for each class, as well as the fund's relative investment performance for each class measured against (i) a broad-based securities market index, and (ii) a peer group of mutual funds deemed appropriate by the Board over multiple periods. The following charts considered by the Board show, over the one-, three-, and five-year periods ended December 31, 2006, as available, the cumulative total returns of Fidelity Investment Grade Bond (retail class) and Class C, the cumulative total returns of a broad-based securities market index ("benchmark"), and a range of cumulative total returns of a peer group of mutual funds identified by Lipper Inc. as having an investment objective similar to that of the fund. The returns of Fidelity Investment Grade Bond (retail class) and Class C show the performance of the highest and lowest performing classes, respectively (based on three-year performance). The box within each chart shows the 25th percentile return (bottom of box) and the 75th percentile return (top of box) of the peer group. Returns shown above the box are in the first quartile and returns shown below the box are in the fourth quartile. The percentage beaten numbers noted below each chart correspond to the percentile box and represent the percentage of funds in the peer group whose performance was equal to or lower than that of the class indicated.

Annual Report

Fidelity Investment Grade Bond Fund

The Board reviewed the fund's relative investment performance against its peer group and stated that the performance of Fidelity Investment Grade Bond (retail class) was in the first quartile for all the periods shown. The Board also stated that the relative investment performance of Fidelity Investment Grade Bond (retail class) compared favorably to its benchmark for all the periods shown. The Board considered that the variations in performance among the fund's classes reflect the variations in class expenses, which result in lower performance for higher expense classes.

Based on its review, and giving particular weight to the nature and quality of the resources dedicated by the Investment Advisers to maintain and improve relative performance, the Board concluded that the nature, extent, and quality of the services provided to the fund will benefit the fund's shareholders, particularly in light of the Board's view that the fund's shareholders benefit from investing in a fund that is part of a large family of funds offering a variety of investment disciplines and services.

Competitiveness of Management Fee and Total Fund Expenses. The Board considered the fund's management fee and total expenses compared to "mapped groups" of competitive funds and classes. Fidelity creates "mapped groups" by combining similar Lipper investment objective categories that have comparable management fee characteristics. Combining Lipper investment objective categories aids the Board's management fee and total expense comparisons by broadening the competitive group used for comparison and by reducing the number of universes to which various Fidelity funds are compared.

Annual Report

Board Approval of Investment Advisory Contracts and
Management Fees - continued

The Board considered two proprietary management fee comparisons for the 12-month periods shown in the chart below. The group of Lipper funds used by the Board for management fee comparisons is referred to below as the "Total Mapped Group" and, for the reasons explained above, is broader than the Lipper peer group used by the Board for performance comparisons. The Total Mapped Group comparison focuses on a fund's standing relative to the total universe of comparable funds available to investors, in terms of gross management fees before expense reimbursements or caps. "TMG %" represents the percentage of funds in the Total Mapped Group that had management fees that were lower than the fund's. For example, a TMG % of 8% means that 92% of the funds in the Total Mapped Group had higher management fees than the fund. The "Asset-Size Peer Group" (ASPG) comparison focuses on a fund's standing relative to non-Fidelity funds similar in size to the fund within the Total Mapped Group. The ASPG represents at least 15% of the funds in the Total Mapped Group with comparable asset size and management fee characteristics, subject to a minimum of 50 funds (or all funds in the Total Mapped Group if fewer than 50). Additional information, such as the ASPG quartile in which the fund's management fee ranked, is also included in the chart and considered by the Board.

Fidelity Investment Grade Bond Fund

The Board noted that the fund's management fee ranked below the median of its Total Mapped Group and below the median of its ASPG for 2006.

Annual Report

Furthermore, the Board considered that it had approved an amendment (effective June 1, 2005) to the fund's management contract that lowered the fund's individual fund fee rate from 30 basis points to 20 basis points. The Board considered that the chart reflects the fund's lower management fee for 2005, as if the lower rate were in effect for the entire year.

Based on its review, the Board concluded that the fund's management fee was fair and reasonable in light of the services that the fund receives and the other factors considered.

In its review of each class's total expenses, the Board considered the fund's management fee as well as other fund or class expenses, as applicable, such as transfer agent fees, pricing and bookkeeping fees, fund-paid 12b-1 fees, and custodial, legal, and audit fees. The Board also noted the effects of any waivers and reimbursements on fees and expenses. As part of its review, the Board also considered current and historical total expenses of each class of the fund compared to competitive fund median expenses. Each class of the fund is compared to those funds and classes in the Total Mapped Group (used by the Board for management fee comparisons) that have a similar sales load structure.

The Board also considered that the current contractual arrangements for the fund (i) have the effect of setting the total "fund-level" expenses (including, among certain other expenses, the management fee) for each class at 35 basis points, (ii) lower and limit the "class-level" transfer agent fee for Fidelity Investment Grade Bond (retail class) to 10 basis points, and (iii) limit the total expenses for Fidelity Investment Grade Bond (retail class) to 45 basis points. These contractual arrangements may not be increased without the approval of the Board and the shareholders of the applicable class. The fund's Advisor classes are subject to different class-level expenses (transfer agent fees and 12b-1 fees).

The Board noted that each class's total expenses ranked below its competitive median for 2006.

The Board recognized that the fund's management contract incorporates a "group fee" structure, which provides for lower group fee rates as total fund assets under FMR's management increase, and for higher group fee rates as total fund assets under FMR's management decrease. FMR determines the group fee rates based on a tiered asset "breakpoint" schedule. In connection with the renewal of the fund's management contract, the Board approved amendments to the fund's management contract that added four new fee breakpoints to the group fee rate schedule for assets under FMR's management above $1,386 billion. The Board considered that the group fee rate declines under both the present and amended schedules, but that under the amended schedule, the group fee rate declines faster as assets under FMR's management exceed $1,386 billion. The Board noted, however, that because the current contractual arrangements set the total fund-level expenses for each class at 35 basis points, increases or decreases in the management fee due to changes in the group fee rate will not impact total expenses.

Annual Report

Board Approval of Investment Advisory Contracts and
Management Fees - continued

In its review of total expenses, the Board also considered Fidelity fee structures and other information on clients that FMR and its affiliates service in other competitive markets, such as other mutual funds advised or subadvised by FMR or its affiliates, pension plan clients, and other institutional clients.

Based on its review, the Board concluded that the total expenses of each class of the fund were reasonable in light of the services that the fund and its shareholders receive and the other factors considered.

Costs of the Services and Profitability. The Board considered the revenues earned and the expenses incurred by Fidelity in conducting the business of developing, marketing, distributing, managing, administering and servicing the fund and its shareholders. The Board also considered the level of Fidelity's profits in respect of all the Fidelity funds.

On an annual basis, FMR presents to the Board Fidelity's profitability for the fund. Fidelity calculates the profitability for each fund, as well as aggregate profitability for groups of Fidelity funds and all Fidelity funds, using a series of detailed revenue and cost allocation methodologies which originate with the audited books and records of Fidelity. The Audit Committee of the Board reviews any significant changes from the prior year's methodologies.

PricewaterhouseCoopers LLP (PwC), independent registered public accounting firm and auditor to Fidelity and certain Fidelity funds, has been engaged annually by the Board as part of the Board's assessment of the results of Fidelity's profitability analysis. PwC's engagement includes the review and assessment of Fidelity's methodologies used in determining the revenues and expenses attributable to Fidelity's mutual fund business, and completion of agreed-upon procedures surrounding the mathematical accuracy of fund profitability and its conformity to allocation methodologies. After considering PwC's reports issued under the engagement and information provided by Fidelity, the Board believes that while other allocation methods may also be reasonable, Fidelity's profitability methodologies are reasonable in all material respects.

The Board has also reviewed Fidelity's non-fund businesses and any fall-out benefits related to the mutual fund business as well as cases where Fidelity's affiliates may benefit from or be related to the fund's business.

The Board considered the costs of the services provided by and the profits realized by Fidelity in connection with the operation of the fund and determined that the amount of profit is a fair entrepreneurial profit for the management of the fund.

Annual Report

Economies of Scale. The Board considered whether there have been economies of scale in respect of the management of the Fidelity funds, whether the Fidelity funds (including the fund) have appropriately benefited from any such economies of scale, and whether there is potential for realization of any further economies of scale. The Board considered the extent to which the fund will benefit from economies of scale through increased services to the fund, through waivers or reimbursements, or through fee or expense reductions, including (Advisor classes only) reductions that occur through operation of the transfer agent agreement. The transfer agent fee varies in part based on the number of accounts in the fund. If the number of accounts decreases or the average account size increases, the overall transfer agent fee rate decreases. The Board concluded that any potential economies of scale are being shared between fund shareholders and Fidelity in an appropriate manner.

Additional Information Requested by the Board. In order to develop fully the factual basis for consideration of the Fidelity funds' Advisory Contracts, the Board requested and received additional information on several topics, including (i) Fidelity's fund profitability methodology, profitability by investment discipline, and profitability trends within certain funds; (ii) Fidelity's compensation structure relative to competitors and its effect on profitability; (iii) funds and accounts managed by Fidelity other than the Fidelity funds, including fee arrangements; (iv) the total expenses of certain funds and classes relative to competitors; (v) fund performance trends; (vi) fall-out benefits received by certain Fidelity affiliates; and (vii) Fidelity's fee structures.

Based on its evaluation of all of the conclusions noted above, and after considering all material factors, the Board ultimately concluded that the advisory fee structures are fair and reasonable, and that the fund's Advisory Contracts should be renewed.

Annual Report

Managing Your Investments

Fidelity offers several ways to conveniently manage your personal investments via your telephone or PC. You can access your account information, conduct trades and research your investments 24 hours a day.

By Phone

Fidelity Automated Service Telephone provides a single toll-free number to access account balances, positions, quotes and trading. It's easy to navigate the service, and on your first call, the system will help you create a personal identification number (PIN) for security.

(phone_graphic)

Fidelity Automated
Service Telephone (FAST®)
1-800-544-5555

Press

1   For mutual fund and brokerage trading.

2   For quotes.*

3   For account balances and holdings.

4   To review orders and mutual
fund activity.

5   To change your PIN.

*0   To speak to a Fidelity representative.

By PC

Fidelity's web site on the Internet provides a wide range of information, including daily financial news, fund performance, interactive planning tools and news about Fidelity products and services.

(computer_graphic)

Fidelity's Web Site
www.fidelity.com

* When you call the quotes line, please remember that a fund's yield and return will vary and, except for money market funds, share price will also vary. This means that you may have a gain or loss when you sell your shares. There is no assurance that money market funds will be able to maintain a stable $1 share price; an investment in a money market fund is not insured or guaranteed by the U.S. government. Total returns are historical and include changes in share price, reinvestment of dividends and capital gains, and the effects of any sales charges.

Annual Report

To Write Fidelity

We'll give your correspondence immediate attention and send you written confirmation upon completion of your request.

(letter_graphic)

Making Changes
To Your Account

(such as changing name, address, bank, etc.)

Fidelity Investments
P.O. Box 770001
Cincinnati, OH 45277-0002

(letter_graphic)

For Non-Retirement
Accounts

Buying shares

Fidelity Investments
P.O. Box 770001
Cincinnati, OH 45277-0003

Overnight Express
Fidelity Investments
Attn: Distribution Services
100 Crosby Parkway - KC1H
Covington, KY 41015

Selling shares

Fidelity Investments
P.O. Box 770001
Cincinnati, OH 45277-0035

Overnight Express
Fidelity Investments
Attn: Distribution Services
100 Crosby Parkway - KC1H
Covington, KY 41015

General Correspondence

Fidelity Investments
P.O. Box 500
Merrimack, NH 03054-0500

(letter_graphic)

For Retirement
Accounts

Buying shares

Fidelity Investments
P.O. Box 770001
Cincinnati, OH 45277-0003

Selling shares

Fidelity Investments
P.O. Box 770001
Cincinnati, OH 45277-0035

Overnight Express
Fidelity Investments
Attn: Distribution Services
100 Crosby Parkway - KC1H
Covington, KY 41015

General Correspondence

Fidelity Investments
P.O. Box 500
Merrimack, NH 03054-0500

Annual Report

To Visit Fidelity

For directions and hours,
please call 1-800-544-9797.

Arizona

7001 West Ray Road
Chandler, AZ

15445 N. Scottsdale Road
Scottsdale, AZ

California

815 East Birch Street
Brea, CA

1411 Chapin Avenue
Burlingame, CA

851 East Hamilton Avenue
Campbell, CA

19200 Von Karman Avenue
Irvine, CA

601 Larkspur Landing Circle
Larkspur, CA

10100 Santa Monica Blvd.
Los Angeles, CA

27101 Puerta Real
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73-575 El Paseo
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251 University Avenue
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123 South Lake Avenue
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16995 Bernardo Ctr. Drive
Rancho Bernardo, CA

1220 Roseville Parkway
Roseville, CA

1740 Arden Way
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7676 Hazard Center Drive
San Diego, CA

11943 El Camino Real
San Diego, CA

8 Montgomery Street
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3793 State Street
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1200 Wilshire Boulevard
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2001 North Main Street
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6300 Canoga Avenue
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Colorado

1625 Broadway
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9185 Westview Road
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Connecticut

48 West Putnam Avenue
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265 Church Street
New Haven, CT

300 Atlantic Street
Stamford, CT

29 South Main Street
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Delaware

400 Delaware Avenue
Wilmington, DE

Florida

4400 N. Federal Highway
Boca Raton, FL

121 Alhambra Plaza
Coral Gables, FL

2948 N. Federal Highway
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4671 Town Center Parkway
Jacksonville, FL

1907 West State Road 434
Longwood, FL

8880 Tamiami Trail, North
Naples, FL

3501 PGA Boulevard
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3550 Tamiami Trail, South
Sarasota, FL

1502 N. Westshore Blvd.
Tampa, FL

2465 State Road 7
Wellington, FL

Georgia

3445 Peachtree Road, N.E.
Atlanta, GA

1000 Abernathy Road
Atlanta, GA

Illinois

One North LaSalle Street
Chicago, IL

875 North Michigan Ave.
Chicago, IL

1415 West 22nd Street
Oak Brook, IL

1572 East Golf Road
Schaumburg, IL

3232 Lake Avenue
Wilmette, IL

Indiana

4729 East 82nd Street
Indianapolis, IN

Kansas

5400 College Boulevard
Overland Park, KS

Maine

Three Canal Plaza
Portland, ME

Maryland

7315 Wisconsin Avenue
Bethesda, MD

One W. Pennsylvania Ave.
Towson, MD

Massachusetts

801 Boylston Street
Boston, MA

155 Congress Street
Boston, MA

300 Granite Street
Braintree, MA

44 Mall Road
Burlington, MA

238 Main Street
Cambridge, MA

405 Cochituate Road
Framingham, MA

416 Belmont Street
Worcester, MA

Annual Report

Michigan

500 E. Eisenhower Pkwy.
Ann Arbor, MI

280 Old N. Woodward Ave.
Birmingham, MI

43420 Grand River Avenue
Novi, MI

29155 Northwestern Hwy.
Southfield, MI

Minnesota

7600 France Avenue South
Edina, MN

Missouri

1524 South Lindbergh Blvd.
St. Louis, MO

Nevada

2225 Village Walk Drive
Henderson, NV

New Jersey

150 Essex Street
Millburn, NJ

56 South Street
Morristown, NJ

396 Route 17, North
Paramus, NJ

3518 Route 1 North
Princeton, NJ

530 Broad Street
Shrewsbury, NJ

New York

1055 Franklin Avenue
Garden City, NY

37 West Jericho Turnpike
Huntington Station, NY

1271 Avenue of the Americas
New York, NY

980 Madison Avenue
New York, NY

61 Broadway
New York, NY

350 Park Avenue
New York, NY

200 Fifth Avenue
New York, NY

733 Third Avenue
New York, NY

11 Penn Plaza
New York, NY

2070 Broadway
New York, NY

1075 Northern Blvd.
Roslyn, NY

799 Central Park Avenue
Scarsdale, NY

North Carolina

4611 Sharon Road
Charlotte, NC

7011 Fayetteville Road
Durham, NC

Ohio

3805 Edwards Road
Cincinnati, OH

1324 Polaris Parkway
Columbus, OH

28699 Chagrin Boulevard
Woodmere Village, OH

Oregon

7493 SW Bridgeport Road
Tigard, OR

Pennsylvania

600 West DeKalb Pike
King of Prussia, PA

1735 Market Street
Philadelphia, PA

12001 Perry Highway
Wexford, PA

Rhode Island

47 Providence Place
Providence, RI

Tennessee

6150 Poplar Avenue
Memphis, TN

Texas

10000 Research Boulevard
Austin, TX

4001 Northwest Parkway
Dallas, TX

12532 Memorial Drive
Houston, TX

2701 Drexel Drive
Houston, TX

6560 Fannin Street
Houston, TX

6500 N. MacArthur Blvd.
Irving, TX

6005 West Park Boulevard
Plano, TX

14100 San Pedro
San Antonio, TX

1576 East Southlake Blvd.
Southlake, TX

19740 IH 45 North
Spring, TX

Utah

279 West South Temple
Salt Lake City, UT

Virginia

1861 International Drive
McLean, VA

Washington

411 108th Avenue, N.E.
Bellevue, WA

1518 6th Avenue
Seattle, WA

Washington, DC

1900 K Street, N.W.
Washington, DC

Wisconsin

595 North Barker Road
Brookfield, WI

Fidelity Brokerage Services, Inc., 100 Summer St., Boston, MA 02110 Member NYSE/SIPC

Annual Report

Investment Adviser

Fidelity Management & Research Company

Boston, MA

Investment Sub-Advisers

Fidelity Research & Analysis Company

Fidelity Investments
Japan Limited

Fidelity Investments Money
Management, Inc.

Fidelity International Investment Advisors

Fidelity International Investment Advisors
(U.K.) Limited

General Distributor

Fidelity Distributors Corporation

Boston, MA

Transfer and Service Agent

Fidelity Service Company, Inc.

Boston, MA

Custodian

JPMorgan Chase Bank

New York, NY

The Fidelity Telephone Connection

Mutual Fund 24-Hour Service

Exchanges/Redemptions
and Account Assistance 1-800-544-6666

Product Information 1-800-544-6666

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(8 a.m. - 9 p.m.)

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(Fidelity Investment logo)(registered trademark)
Corporate Headquarters
82 Devonshire St., Boston, MA 02109
www.fidelity.com

(Fidelity Investment logo)(registered trademark)
Fidelity Advisor

Investment Grade Bond

Fund - Class A, Class T, Class B
and Class C

Annual Report

August 31, 2007

Class A, Class T, Class B, and Class C are classes of Fidelity® Investment Grade
Bond Fund

(2_fidelity_logos) (Registered_Trademark)

Contents

Notes to Shareholders	<Click Here>	An explanation of the changes to the fund.
Chairman's Message	<Click Here>	Ned Johnson's message to shareholders.
Performance	<Click Here>	How the fund has done over time.
Management's Discussion	<Click Here>	The manager's review of fund performance, strategy and outlook
Shareholder Expense Example	<Click Here>	An example of shareholder expenses.
Investment Changes	<Click Here>	A summary of major shifts in the fund's investments over the past six months.
Investments	<Click Here>	A complete list of the fund's investments with their market values.
Financial Statements	<Click Here>	Statements of assets and liabilities, operations, and changes in net assets, as well as financial highlights.
Notes	<Click Here>	Notes to the financial statements.
Report of Independent Registered Public Accounting Firm	<Click Here>
Trustees and Officers	<Click Here>
Distributions	<Click Here>
Board Approval of Investment Advisory Contracts and Management Fees	<Click Here>

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com (search for "proxy voting guidelines") or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov. You may also call 1-877-208-0098 to request a free copy of the proxy voting guidelines.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company.

Annual Report

This report and the financial statements contained herein are submitted for the general information of the shareholders of the fund. This report is not authorized for distribution to prospective investors in the fund unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Forms N-Q are available on the SEC's web site at http://www.sec.gov. A fund's Forms N-Q may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330. For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com or http://www.advisor.fidelity.com, as applicable.

NOT FDIC INSURED · MAY LOSE VALUE · NO BANK GUARANTEE

Neither the fund nor Fidelity Distributors Corporation is a bank.

Annual Report

Notes to Shareholders:

As discussed in prior shareholder reports, the fund changed its investment approach in the way it invests in the investment-grade debt market, seeking exposure to various types of securities by investing in central funds as well as investing directly in individual investment-grade securities. Central funds are Fidelity mutual funds used by this fund and other Fidelity funds as an investment vehicle to gain pooled exposure to a particular core market sector, such as corporate bonds or mortgage-backed securities. Instead of multiple funds each investing in investment-grade debt securities individually, they can now take advantage of consolidating investments in a single, larger pool of investment-grade debt by investing directly in central funds. Shares of the central funds are offered only to other Fidelity mutual funds and accounts; investors cannot directly invest in them.

It's important to point out that investing in central funds does not impact the fund's investment objective or risk profile, only the mechanics of how we manage its investment portfolio. The portfolio managers continue to be responsible for choosing appropriate investments for their funds, whether they elect to purchase shares of a central fund or individual securities. Fidelity does not charge any additional management fees for central funds.

Investing in central funds does change the way this report presents the fund's holdings. The Investments section continues to list direct investments of the fund, including each central fund. However, many of the individual investment-grade debt securities previously held by the fund were transferred to the central funds, so they are no longer directly held and thus not listed. The financial statements and a complete schedule of portfolio holdings for each of the fixed-income central funds are available upon request or at the SEC's web site at www.sec.gov.

Annual Report

Chairman's Message

(photo_of_Edward_C_Johnson_3d)

Dear Shareholder:

Many stock and bond markets around the world have been unsettled of late; however, volatility can often lead to opportunity for patient investors. Financial markets are always unpredictable, but there are a number of time-tested principles that can put the historical odds in your favor.

One of the basic tenets is to invest for the long term. Over time, riding out the markets' inevitable ups and downs has proven much more effective than selling into panic or chasing the hottest trend. Even missing only a few of the markets' best days can significantly diminish investor returns. Patience also affords the benefits of compounding - of earning interest on additional income or reinvested dividends and capital gains. There are tax advantages and cost benefits to consider as well. The more you sell, the more taxes you pay, and the more you trade, the higher the costs. While staying the course doesn't eliminate risk, it can considerably lessen the effect of short-term declines.

You can further manage your investing risk through diversification. And today, more than ever, geographic diversification should be taken into account. Studies indicate that asset allocation is the single most important determinant of a portfolio's long-term success. The right mix of stocks, bonds and cash - aligned to your particular risk tolerance and investment objective - is very important. Age-appropriate rebalancing is also an essential aspect of asset allocation. For younger investors, an emphasis on equities - which historically have been the best-performing asset class over time - is encouraged. As investors near their specific goal, such as retirement or sending a child to college, consideration may be given to replacing volatile assets (e.g. common stocks) with more-stable fixed investments (bonds or savings plans).

A third investment principle - investing regularly - can help lower the average cost of your purchases. Investing a certain amount of money each month or quarter helps ensure you won't pay for all your shares at market highs. This strategy - known as dollar cost averaging - also reduces unconstructive "emotion" from investing, helping shareholders avoid selling weak performers just prior to an upswing, or chasing a hot performer just before a correction.

We invite you to contact us via the Internet, through our Investor Centers or over the phone. It is our privilege to provide you the information you need to make the investments that are right for you.

Sincerely,

/s/Edward C. Johnson 3d

Edward C. Johnson 3d

Annual Report

Fidelity Advisor Investment Grade Bond Fund - Class A, T, B and C

Performance: The Bottom Line

Average annual total return reflects the change in the value of an investment, assuming reinvestment of the class' dividend income and capital gains (the profits earned upon the sale of securities that have grown in value) and assuming a constant rate of performance each year. The $10,000 table and the fund's returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. During periods of reimbursement by Fidelity, a fund's total return will be greater than it would be had the reimbursement not occurred. How a fund did yesterday is no guarantee of how it will do tomorrow.

Average Annual Total Returns

Periods ended August 31, 2007	Past 1 year	Past 5 years	Past 10 years
Class A (incl. 4.00% sales charge) A (dagger)	-1.50%	3.12%	5.12%
Class T (incl. 4.00% sales charge) B (dagger)	-1.56%	3.01%	5.06%
Class B (incl. contingent deferred sales charge) C	-3.06%	2.84%	5.15%
Class C (incl. contingent deferred sales charge) D	0.80%	3.11%	5.12%

A As of April 1, 2007, Class A shares bear a 0.25% 12b-1 fee. The initial offering of Class A shares took place on August 27, 2002. Returns between August 27, 2002 and March 31, 2007 reflect a 0.15% 12b-1 fee. Returns prior to August 27, 2002 are those of Investment Grade Bond, the original class of the fund, which has no 12b-1 fee. Had Class A shares' current 12b-1 fee been reflected, returns prior to April 1, 2007 would have been lower.

B Class T shares bear a 0.25% 12b-1 fee. The initial offering of Class T shares took place on August 27, 2002. Returns prior to August 27, 2002 are those of Investment Grade Bond, the original class of the fund, which has no 12b-1 fee. Had Class T shares' 12b-1 fee been reflected, returns prior to August 27, 2002 would have been lower.

C Class B shares bear a 0.90% 12b-1 fee. The initial offering of Class B shares took place on August 27, 2002. Returns prior to August 27, 2002 are those of Investment Grade Bond, the original class of the fund, which has no 12b-1 fee. Had Class B shares' 12b-1 fee been reflected, returns prior to August 27, 2002 would have been lower. Class B shares' contingent deferred sales charges included in the past one year, past five year, and past 10 year total return figures are 5%, 2%, and 0%, respectively.

D Class C shares bear a 1.00% 12b-1 fee. The initial offering of Class C shares took place on August 27, 2002. Returns prior to August 27, 2002 are those of Investment Grade Bond, the original ,class of the fund, which has no 12b-1 fee. Had Class C shares' 12b-1 fee been reflected, returns prior to August 27, 2002 would have been lower. Class C shares' contingent deferred sales charges included in the past one year, past five year, and past 10 year total return figures are 1%, 0%, and 0%, respectively.

(dagger) The current sales charge is as of April 1, 2007. Prior to April 1, 2007. The sales charge was 4.75% for Class A and 3.50% for Class T.

Annual Report

$10,000 Over Past 10 Years

Let's say hypothetically that $10,000 was invested in Fidelity Advisor Investment Grade Bond Fund - Class T on August 31, 1997, and the current 4.00% sales charge was paid. The chart shows how the value of the investment would have changed, and also shows how the Lehman Brothers® U.S. Aggregate Index performed over the same period. The initial offering of Class T took place on August 27, 2002. See the previous page for additional information regarding the performance of Class T.

Annual Report

Management's Discussion of Fund Performance

Comments from Jeffrey Moore, Portfolio Manager of Fidelity Advisor Investment Grade Bond Fund

A subprime mortgage loan crisis and an emerging credit crunch contributed to subpar performance for some sectors of the investment-grade bond market during the 12-month period ending August 31, 2007, though some categories, particularly Treasuries, benefited from a flight to quality. While returns for high-grade debt were fairly solid overall, they also were tempered to an extent by the Federal Reserve Board's decision to leave interest rates unchanged - and not lower them as bond investors had hoped - citing its concern that inflation was still a threat given the continued strength of the U.S. economy. During the one-year span, the Lehman Brothers® U.S. Aggregate Index - a performance gauge of the taxable, high-quality debt market - gained 5.26%. Within the index, Treasuries - the bond market's highest-quality debt instrument - fared best during the past 12 months, as many investors fled riskier fixed-income securities. The Lehman Brothers U.S. Treasury Index rose 6.02%. The asset-backed category - home to volatile subprime mortgages, as well as credit card debt and auto loans - had the weakest performance, gaining only 3.68% according to the Lehman Brothers Asset-Backed Securities Index.

The fund's Class A, Class T, Class B and Class C shares gained 2.61%, 2.54%, 1.83% and 1.77%, respectively (excluding sales charges), during the year ending August 31, 2007, trailing the benchmark Lehman Brothers U.S. Aggregate Index. This underperformance was mainly due to investments in asset-backed securities, particularly those backed by subprime mortgages. Although subprime-backed securities constituted a relatively small portion of the portfolio, the dramatic flight from risk that occurred during the period triggered a sharp sell-off in many of the fund's subprime-backed holdings - even those with AAA and AA credit ratings, which represented most of the portfolio's subprime allocation. The fund had subprime exposure both through securities I purchased directly and through the various central funds in which I invested. Fidelity Ultra-Short Central Fund - a diversified pool of short-term assets - had the biggest negative subprime-related impact on the fund during the period. In contrast, the fund's underweighting in riskier spread products - taxable, non-U.S. Treasury issues - proved to be helpful in a challenging market environment in which U.S. government-backed bonds were the best overall performers. The fund also was helped by underweighting U.S. agency-issued mortgage pass-through securities, which underperformed amid higher interest rate vol-atility that increased the prepayment risk inherent in these bonds.

The views expressed above reflect those of the portfolio manager(s) only through the end of the period as stated on the cover of this report and do not necessarily represent the views of Fidelity or any other person in the Fidelity organization. Any such views are subject to change at any time based upon market or other conditions and Fidelity disclaims any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for a Fidelity fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any Fidelity fund.

Annual Report

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments or redemption proceeds, and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (March 1, 2007 to August 31, 2007).

Actual Expenses

The first line of the accompanying table for each class of the Fund provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a class of the Fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table for each class of the Fund provides information about hypothetical account values and hypothetical expenses based on a Class' actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Class' actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Annual Report

Shareholder Expense Example - continued

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning Account Value March 1, 2007	Ending Account Value August 31, 2007	Expenses Paid During Period* March 1, 2007 to August 31, 2007
Class A
Actual	$ 1,000.00	$ 991.70	$ 3.92
Hypothetical A	$ 1,000.00	$ 1,021.27	$ 3.97
Class T
Actual	$ 1,000.00	$ 991.60	$ 3.97
Hypothetical A	$ 1,000.00	$ 1,021.22	$ 4.02
Class B
Actual	$ 1,000.00	$ 988.10	$ 7.47
Hypothetical A	$ 1,000.00	$ 1,017.69	$ 7.58
Class C
Actual	$ 1,000.00	$ 987.90	$ 7.67
Hypothetical A	$ 1,000.00	$ 1,017.49	$ 7.78
Investment Grade Bond
Actual	$ 1,000.00	$ 994.70	$ 2.26
Hypothetical A	$ 1,000.00	$ 1,022.94	$ 2.29
Institutional Class
Actual	$ 1,000.00	$ 993.20	$ 2.41
Hypothetical A	$ 1,000.00	$ 1,022.79	$ 2.45

A 5% return per year before expenses

* Expenses are equal to each Class' annualized expense ratio (shown in the table below); multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period). The fees and expenses of the underlying Fidelity Central Funds in which the Fund invests are not included in the Fund's annualized expense ratio.

Annualized Expense Ratio
Class A	.78%
Class T	.79%
Class B	1.49%
Class C	1.53%
Investment Grade Bond	.45%
Institutional Class	.48%

Annual Report

Investment Changes

The information in the tables is based on the combined investments of the Fund and its pro rata share of its investments of each Fidelity Central Fund.

Quality Diversification (% of fund's net assets) as of August 31, 2007
As of August 31, 2007	As of February 28, 2007
U.S. Government and U.S. Government Agency Obligations 57.6%	U.S. Government and U.S. Government Agency Obligations 53.9%
AAA 22.3%	AAA 22.2%
AA 7.7%	AA 7.6%
A 6.4%	A 8.7%
BBB 18.6%	BBB 17.7%
BB and Below 4.7%	BB and Below 4.2%
Not Rated 0.6%	Not Rated 1.4%
Short-Term Investments and Net Other Assets (dagger) (17.9)%	Short-Term Investments and Net Other Assets (dagger) (15.7)%

We have used ratings from Moody's® Investors Services, Inc. Where Moody's ratings are not available, we have used S&P ® ratings. All ratings are as of the report date and do not reflect subsequent downgrades.

Weighted Average Maturity as of August 31, 2007
6 months ago
Years	4.9	5.2

The weighted average maturity is based on the dollar-weighted average length of time until principal payments are expected or until securities reach maturity, taking into account any maturity shortening feature such as a call, refunding or redemption provision.

Duration as of August 31, 2007
6 months ago
Years	4.5	4.1

Duration shows how much a bond fund's price fluctuates with changes in comparable interest rates. If rates rise 1%, for example, a fund with a five-year duration is likely to lose about 5% of its value. Other factors also can influence a bond fund's performance and share price. Accordingly, a bond fund's actual performance may differ from this example.

Asset Allocation (% of fund's net assets)
As of August 31, 2007 *		As of February 28, 2007 **
	Corporate Bonds 26.2%		Corporate Bonds 27.6%
	U.S. Government and U.S. Government Agency Obligations 57.6%		U.S. Government and U.S. Government Agency Obligations 53.9%
	Asset-Backed Securities 14.5%		Asset-Backed Securities 16.2%
	CMOs and Other Mortgage Related Securities 19.1%		CMOs and Other Mortgage Related Securities 17.5%
	Municipal Bonds 0.3%		Municipal Bonds 0.1%
	Other Investments 0.2%		Other Investments 0.4%
	Short-Term Investments and Net Other Assets (dagger) (17.9)%		Short-Term Investments and Net Other Assets (dagger) (15.7)%
* Foreign investments	9.1%	** Foreign investments	9.8%
* Futures and Swaps	11.6%	** Futures and Swaps	17.7%

* Short-term Investments and Net Other Assets are not included in the pie chart.

A holdings listing for the Fund, which presents direct holdings as well as the pro rata share of any securities and other investments held indirectly through its investment in underlying non-money market Fidelity Central Funds, is available at fidelity.com and/or advisor.fidelity.com, as applicable.

Annual Report

Investments August 31, 2007

Showing Percentage of Net Assets

Nonconvertible Bonds - 17.2%
	Principal Amount (000s)	Value (000s)
CONSUMER DISCRETIONARY - 1.4%
Automobiles - 0.3%
Ford Motor Co. 7.45% 7/16/31	$ 40,245	$ 30,184
Household Durables - 0.0%
Fortune Brands, Inc. 5.875% 1/15/36	2,745	2,475
Media - 1.1%
Comcast Corp. 4.95% 6/15/16	15,874	14,694
Cox Communications, Inc. 6.45% 12/1/36 (d)	25,731	24,653
Gannett Co., Inc. 5.705% 5/26/09 (h)	15,990	15,951
Liberty Media Corp.:
5.7% 5/15/13	8,500	7,863
8.25% 2/1/30	19,105	18,532
News America Holdings, Inc. 7.75% 12/1/45	6,015	6,584
News America, Inc.:
6.15% 3/1/37	6,365	5,913
6.2% 12/15/34	4,570	4,243
Time Warner Cable, Inc. 5.85% 5/1/17 (d)	28,639	27,991
Univision Communications, Inc. 3.875% 10/15/08	9,840	9,471
		135,895
TOTAL CONSUMER DISCRETIONARY		168,554
CONSUMER STAPLES - 0.5%
Beverages - 0.1%
FBG Finance Ltd. 5.125% 6/15/15 (d)	11,020	10,412
Food & Staples Retailing - 0.1%
CVS Caremark Corp. 6.302% 6/1/37 (h)	14,340	13,852
Food Products - 0.0%
Kraft Foods, Inc. 7% 8/11/37	925	952
Tobacco - 0.3%
Reynolds American, Inc.:
6.75% 6/15/17	15,115	15,336
7.25% 6/15/37	18,095	18,339
		33,675
TOTAL CONSUMER STAPLES		58,891
ENERGY - 1.0%
Oil, Gas & Consumable Fuels - 1.0%
Anadarko Petroleum Corp. 5.95% 9/15/16	3,086	3,069
Kinder Morgan Energy Partners LP 6.95% 1/15/38	1,715	1,725
Nonconvertible Bonds - continued
	Principal Amount (000s)	Value (000s)
ENERGY - continued
Oil, Gas & Consumable Fuels - continued
Nakilat, Inc. 6.067% 12/31/33 (d)	$ 23,610	$ 22,833
National Gas Co. of Trinidad & Tobago Ltd. 6.05% 1/15/36 (d)	5,985	5,743
Nexen, Inc. 6.4% 5/15/37	7,730	7,520
Pemex Project Funding Master Trust:
5.75% 12/15/15	55,046	54,440
5.96% 12/3/12 (d)(h)	11,870	11,852
Talisman Energy, Inc. yankee 6.25% 2/1/38	4,840	4,547
Transcontinental Gas Pipe Line Corp. 6.4% 4/15/16	9,120	9,052
Valero Energy Corp. 6.625% 6/15/37	3,235	3,262
		124,043
FINANCIALS - 8.0%
Capital Markets - 1.7%
Bear Stearns Companies, Inc. 6.9% 8/15/12	24,040	24,203
Deutsche Bank AG London 6% 9/1/17	12,840	12,955
Janus Capital Group, Inc. 5.875% 9/15/11	2,605	2,593
JPMorgan Chase Capital XVII 5.85% 8/1/35	3,865	3,413
JPMorgan Chase Capital XVIII 6.95% 8/17/36	14,000	13,269
JPMorgan Chase Capital XX 6.55% 9/29/36	82,700	74,448
Lazard Group LLC:
6.85% 6/15/17	5,200	5,134
7.125% 5/15/15	16,430	16,780
Lehman Brothers Holdings, Inc. 6.5% 7/19/17	5,150	5,070
Morgan Stanley:
4.75% 4/1/14	9,200	8,600
5.66% 1/9/14 (h)	40,435	39,183
		205,648
Commercial Banks - 1.3%
Bank of America NA 6% 10/15/36	23,240	22,464
Bank One Corp. 5.25% 1/30/13	13,775	13,672
BB&T Capital Trust IV 6.82% 6/12/77 (h)	1,220	1,151
Credit Suisse (Guernsey) Ltd. 5.86%	13,520	12,818
Export-Import Bank of Korea 5.25% 2/10/14 (d)	7,225	7,154
HSBC Holdings PLC 6.5% 5/2/36	11,470	11,634
KeyCorp Capital Trust VII 5.7% 6/15/35	16,490	14,076
Korea Development Bank 5.75% 9/10/13	14,578	14,748
Wachovia Bank NA 5.85% 2/1/37	29,335	27,613
Wachovia Corp. 4.875% 2/15/14	1,791	1,721
Nonconvertible Bonds - continued
	Principal Amount (000s)	Value (000s)
FINANCIALS - continued
Commercial Banks - continued
Wells Fargo Bank NA:
4.75% 2/9/15	$ 12,250	$ 11,665
5.95% 8/26/36	16,699	16,338
		155,054
Consumer Finance - 0.5%
SLM Corp.:
4.5% 7/26/10	2,325	2,152
5.52% 7/26/10 (h)	56,195	52,954
		55,106
Diversified Financial Services - 0.7%
Citigroup, Inc.:
5.875% 5/29/37	2,500	2,367
6.125% 8/25/36	8,130	7,941
JPMorgan Chase & Co.:
4.875% 3/15/14	10,460	10,076
5.75% 1/2/13	2,935	2,967
Mizuho Financial Group Cayman Ltd. 5.79% 4/15/14 (d)	15,505	15,395
Prime Property Funding, Inc.:
5.125% 6/1/15 (d)	13,035	12,103
5.5% 1/15/14 (d)	8,820	8,568
ZFS Finance USA Trust II 6.45% 12/15/65 (d)(h)	7,500	7,048
ZFS Finance USA Trust V 6.5% 5/9/67 (d)(h)	13,680	12,800
		79,265
Insurance - 0.9%
AMBAC Financial Group, Inc. 6.15% 2/15/37	9,795	7,498
Assurant, Inc. 5.625% 2/15/14	8,540	8,415
Axis Capital Holdings Ltd. 5.75% 12/1/14	13,335	13,223
Great-West Life & Annuity Insurance Co. 7.153% 5/16/46 (d)(h)	22,081	21,863
Liberty Mutual Group, Inc. 6.7% 8/15/16 (d)	15,840	16,181
Lincoln National Corp. 7% 5/17/66 (h)	8,870	8,988
QBE Insurance Group Ltd. 5.647% 7/1/23 (d)(h)	18,775	18,413
Symetra Financial Corp. 6.125% 4/1/16 (d)	10,405	10,470
		105,051
Real Estate Investment Trusts - 2.2%
AMB Property LP 5.9% 8/15/13	9,635	9,657
Nonconvertible Bonds - continued
	Principal Amount (000s)	Value (000s)
FINANCIALS - continued
Real Estate Investment Trusts - continued
Archstone-Smith Operating Trust:
5.25% 12/1/10	$ 5,185	$ 5,163
5.25% 5/1/15	12,985	12,527
Boston Properties, Inc. 6.25% 1/15/13	7,487	7,730
Brandywine Operating Partnership LP:
5.625% 12/15/10	19,900	19,761
5.75% 4/1/12	6,050	6,005
Camden Property Trust 5.875% 11/30/12	6,435	6,477
Colonial Properties Trust:
4.75% 2/1/10	12,325	12,084
5.5% 10/1/15	12,730	12,109
6.875% 8/15/12	5,000	5,259
Developers Diversified Realty Corp.:
4.625% 8/1/10	975	957
5% 5/3/10	6,840	6,813
5.25% 4/15/11	5,400	5,370
5.375% 10/15/12	5,485	5,402
Duke Realty LP:
5.5% 3/1/16	10,700	10,201
5.625% 8/15/11	1,525	1,517
5.95% 2/15/17	1,410	1,381
Equity One, Inc.:
6% 9/15/17 (d)	6,860	6,572
6.25% 1/15/17	4,535	4,447
Federal Realty Investment Trust:
5.4% 12/1/13	4,880	4,757
6% 7/15/12	3,355	3,403
6.2% 1/15/17	2,580	2,575
Healthcare Realty Trust, Inc. 5.125% 4/1/14	4,130	3,965
HRPT Properties Trust 5.75% 11/1/15	2,925	2,826
Liberty Property LP:
5.5% 12/15/16	6,665	6,340
6.375% 8/15/12	4,617	4,745
Mack-Cali Realty LP:
5.05% 4/15/10	6,290	6,250
7.25% 3/15/09	4,110	4,233
Reckson Operating Partnership LP:
5.15% 1/15/11	2,790	2,720
6% 3/31/16	2,600	2,486
Nonconvertible Bonds - continued
	Principal Amount (000s)	Value (000s)
FINANCIALS - continued
Real Estate Investment Trusts - continued
Simon Property Group LP:
4.6% 6/15/10	$ 8,400	$ 8,207
5.1% 6/15/15	22,675	21,479
5.45% 3/15/13	8,720	8,567
5.75% 5/1/12	4,015	4,013
7.75% 1/20/11	2,250	2,402
Tanger Properties LP 6.15% 11/15/15	17,300	16,993
UDR, Inc. 5.5% 4/1/14	10,720	10,458
United Dominion Realty Trust, Inc. 5.25% 1/15/15	3,645	3,495
Washington (REIT) 5.95% 6/15/11	10,660	10,810
		270,156
Real Estate Management & Development - 0.3%
Colonial Realty LP 6.05% 9/1/16	9,420	9,222
ERP Operating LP 5.5% 10/1/12	5,765	5,703
Post Apartment Homes LP 6.3% 6/1/13	11,550	11,692
Regency Centers LP 6.75% 1/15/12	12,435	12,931
		39,548
Thrifts & Mortgage Finance - 0.4%
Capmark Financial Group, Inc. 6.3% 5/10/17 (d)	5,570	4,524
Residential Capital Corp. 8.69% 4/17/09 (d)(h)	15,695	8,632
The PMI Group, Inc. 6% 9/15/16	9,880	9,068
Washington Mutual, Inc.:
4.625% 4/1/14	14,680	13,287
5.76% 9/17/12 (h)	15,415	14,574
		50,085
TOTAL FINANCIALS		959,913
INDUSTRIALS - 1.6%
Aerospace & Defense - 0.1%
Bombardier, Inc. 6.3% 5/1/14 (d)	18,035	17,223
Airlines - 1.3%
American Airlines, Inc. pass thru trust certificates:
7.324% 4/15/11	13,531	13,294
7.858% 4/1/13	26,059	27,492
Continental Airlines, Inc. pass thru trust certificates 6.545% 8/2/20	4,245	4,269
Delta Air Lines, Inc. pass thru trust certificates 7.57% 11/18/10	17,570	17,790
Nonconvertible Bonds - continued
	Principal Amount (000s)	Value (000s)
INDUSTRIALS - continued
Airlines - continued
U.S. Airways pass thru trust certificates:
6.85% 7/30/19	$ 6,914	$ 6,810
8.36% 7/20/20	21,289	22,992
United Air Lines, Inc. pass-thru certificates Class 1A, 6.636% 7/2/22	30,010	29,485
United Air Lines, Inc. pass-thru trust certificates:
6.071% 9/1/14	3,559	3,577
6.602% 9/1/13	6,291	6,307
7.032% 4/1/12	4,453	4,472
7.186% 10/1/12	11,032	11,142
7.811% 10/1/09 (b)	4,909	5,769
		153,399
Commercial Services & Supplies - 0.1%
R.R. Donnelley & Sons Co. 5.5% 5/15/15	12,745	12,270
Road & Rail - 0.0%
Canadian Pacific Railway Co. 5.95% 5/15/37	990	939
Transportation Infrastructure - 0.1%
BNSF Funding Trust I 6.613% 12/15/55 (h)	6,338	5,628
TOTAL INDUSTRIALS		189,459
INFORMATION TECHNOLOGY - 0.2%
Semiconductors & Semiconductor Equipment - 0.2%
Chartered Semiconductor Manufacturing Ltd.:
5.75% 8/3/10	9,825	9,876
6.375% 8/3/15	10,650	10,579
National Semiconductor Corp. 6.15% 6/15/12	7,260	7,391
		27,846
MATERIALS - 0.1%
Chemicals - 0.1%
Agrium, Inc. 7.125% 5/23/36	11,735	11,930
Metals & Mining - 0.0%
Corporacion Nacional del Cobre (Codelco) 6.375% 11/30/12 (d)	3,460	3,618
TOTAL MATERIALS		15,548
Nonconvertible Bonds - continued
	Principal Amount (000s)	Value (000s)
TELECOMMUNICATION SERVICES - 1.4%
Diversified Telecommunication Services - 0.8%
AT&T, Inc. 6.8% 5/15/36	$ 1,275	$ 1,331
BellSouth Capital Funding Corp. 7.875% 2/15/30	12,752	14,528
Deutsche Telekom International Finance BV 5.25% 7/22/13	11,230	10,951
Embarq Corp. 7.082% 6/1/16	17,205	17,743
KT Corp. 5.875% 6/24/14 (d)	7,455	7,610
Sprint Capital Corp. 8.75% 3/15/32	2,280	2,632
Telecom Italia Capital SA:
4.95% 9/30/14	11,250	10,538
5.25% 10/1/15	12,725	12,002
7.2% 7/18/36	2,550	2,652
Telefonica Emisiones SAU:
6.221% 7/3/17	11,230	11,309
7.045% 6/20/36	5,850	6,091
		97,387
Wireless Telecommunication Services - 0.6%
Sprint Nextel Corp. 6% 12/1/16	23,971	23,302
Vodafone Group PLC:
5% 12/16/13	7,380	7,086
5.625% 2/27/17	35,292	34,116
		64,504
TOTAL TELECOMMUNICATION SERVICES		161,891
UTILITIES - 3.0%
Electric Utilities - 1.5%
AmerenUE 6.4% 6/15/17	18,252	18,930
Cleveland Electric Illuminating Co. 5.65% 12/15/13	11,490	11,403
Commonwealth Edison Co. 5.4% 12/15/11	14,943	14,852
Exelon Corp. 4.9% 6/15/15	27,100	25,198
Nevada Power Co. 6.5% 5/15/18	26,280	26,280
Pacific Gas & Electric Co.:
4.8% 3/1/14	2,670	2,549
5.8% 3/1/37	7,180	6,776
Pennsylvania Electric Co. 6.05% 9/1/17 (d)	10,455	10,460
PPL Capital Funding, Inc. 6.7% 3/30/67 (h)	15,620	15,093
Southern California Edison Co.:
4.65% 4/1/15	990	939
5% 1/15/14	585	571
Nonconvertible Bonds - continued
	Principal Amount (000s)	Value (000s)
UTILITIES - continued
Electric Utilities - continued
TXU Energy Co. LLC:
5.86% 9/16/08 (d)(h)	$ 30,500	$ 30,517
7% 3/15/13	10,903	11,199
		174,767
Gas Utilities - 0.4%
NiSource Finance Corp.:
5.4% 7/15/14	2,960	2,849
5.45% 9/15/20	8,100	7,321
6.0644% 11/23/09 (h)	9,874	9,786
6.4% 3/15/18	24,090	24,091
Southern Natural Gas Co. 5.9% 4/1/17 (d)	6,145	5,973
		50,020
Independent Power Producers & Energy Traders - 0.5%
Duke Capital LLC 5.668% 8/15/14	13,400	13,260
Exelon Generation Co. LLC 5.35% 1/15/14	23,798	22,997
PPL Energy Supply LLC 6.2% 5/15/16	11,895	12,019
TXU Corp. 5.55% 11/15/14	7,555	6,195
		54,471
Multi-Utilities - 0.6%
CMS Energy Corp. 6.55% 7/17/17	13,140	12,594
Dominion Resources, Inc. 7.5% 6/30/66 (h)	12,110	12,547
MidAmerican Energy Holdings, Co. 6.5% 9/15/37 (d)	11,895	11,991
National Grid PLC 6.3% 8/1/16	26,485	27,130
TECO Energy, Inc. 7% 5/1/12	11,415	11,706
		75,968
TOTAL UTILITIES		355,226
TOTAL NONCONVERTIBLE BONDS (Cost $2,114,776)		2,061,371
U.S. Government and Government Agency Obligations - 19.6%
	Principal Amount (000s)	Value (000s)
U.S. Government Agency Obligations - 1.6%
Freddie Mac:
4.5% 7/15/13	$ 150,000	$ 147,071
5.5% 8/23/17	50,000	51,544
TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS		198,615
U.S. Treasury Inflation Protected Obligations - 4.9%
U.S. Treasury Inflation-Indexed Notes:
2% 1/15/14 (c)(f)	291,656	284,808
2.375% 1/15/17 (c)(f)	302,347	302,184
TOTAL U.S. TREASURY INFLATION PROTECTED OBLIGATIONS		586,992
U.S. Treasury Obligations - 13.1%
U.S. Treasury Bond stripped principal 2/15/31	119,730	38,300
U.S. Treasury Bonds 5% 5/15/37 (f)	12,875	13,216
U.S. Treasury Notes 4.625% 7/31/12 (e)	1,487,595	1,511,504
TOTAL U.S. TREASURY OBLIGATIONS		1,563,020
TOTAL U.S. GOVERNMENT AND GOVERNMENT AGENCY OBLIGATIONS (Cost $2,330,611)		2,348,627
U.S. Government Agency - Mortgage Securities - 11.8%

Fannie Mae - 10.9%
4.5% 4/1/20	5,574	5,382
4.5% 9/1/22 (e)	16,000	15,365
4.5% 9/1/22 (e)	4,000	3,841
5% 4/1/18	17,380	17,078
5% 9/1/37 (e)	188,000	178,801
5% 9/1/37 (e)	34,000	32,336
5% 9/1/37 (e)	160,000	152,171
5% 9/1/37 (e)	199,000	189,263
5.5% 9/1/37 (e)	35,000	34,200
5.5% 9/1/37 (e)	163,000	159,276
5.5% 9/1/37 (e)	100,000	97,716
5.5% 9/1/37 (e)	20,000	19,543
5.5% 9/1/37 (e)	173,000	169,048
5.651% 7/1/37 (h)	3,565	3,586
5.819% 7/1/46 (e)(h)	35,518	35,822
U.S. Government Agency - Mortgage Securities - continued
	Principal Amount (000s)	Value (000s)
Fannie Mae - continued
6% 9/1/22 (e)	$ 2,000	$ 2,021
6% 9/1/37 (e)	9,000	8,997
6.061% 4/1/36 (h)	2,530	2,561
6.155% 4/1/36 (h)	6,607	6,697
6.256% 6/1/36 (h)	1,016	1,025
6.319% 4/1/36 (h)	2,247	2,282
6.5% 9/1/37 (e)	14,000	14,215
6.5% 9/1/37 (e)	142,000	144,177
TOTAL FANNIE MAE		1,295,403
Freddie Mac - 0.3%
4.766% 7/1/35 (h)	9,854	9,732
5.787% 10/1/35 (h)	1,875	1,883
5.877% 6/1/36 (h)	2,849	2,867
6.044% 6/1/36 (h)	2,787	2,810
6.049% 7/1/37 (h)	14,470	14,574
6.089% 4/1/36 (h)	4,697	4,733
6.1% 6/1/36 (h)	2,629	2,656
TOTAL FREDDIE MAC		39,255
Government National Mortgage Association - 0.6%
6.5% 9/1/37 (e)	33,000	33,630
6.5% 9/1/37 (e)	37,000	37,706
TOTAL GOVERNMENT NATIONAL MORTGAGE ASSOCIATION		71,336
TOTAL U.S. GOVERNMENT AGENCY - MORTGAGE SECURITIES (Cost $1,394,638)		1,405,994
Asset-Backed Securities - 1.2%

Advanta Business Card Master Trust Series 2007-D1 Class D, 6.9375% 1/22/13 (d)(h)	10,400	10,209
Airspeed Ltd. Series 2007-1A Class C1, 8.1113% 4/15/24 (d)(h)	11,868	11,760
AmeriCredit Prime Automobile Receivables Trust Series 2007-1 Class E, 6.96% 3/31/16 (d)	5,880	5,752
Capital Auto Receivables Asset Trust:
Series 2006-1 Class D, 7.16% 1/15/13 (d)	4,195	4,185
Series 2006-SN1A Class D, 6.15% 4/20/11 (d)	2,730	2,728
Asset-Backed Securities - continued
	Principal Amount (000s)	Value (000s)
Carrington Mortgage Loan Trust Series 2006-NC3 Class M10, 7.505% 8/25/36 (d)(h)	$ 1,449	$ 317
Countrywide Home Loan Trust Series 2006-13N Class N, 7% 8/25/37 (d)	3,796	2,771
DB Master Finance LLC Series 2006-1 Class M1, 8.285% 6/20/31 (d)	5,545	5,699
Ford Credit Auto Owner Trust:
Series 2006-B Class D, 7.26% 2/15/13 (d)	5,810	5,782
Series 2006-C Class D, 6.89% 5/15/13 (d)	4,115	4,094
Series 2007-A Class D, 7.05% 12/15/13 (d)	2,335	2,218
GS Auto Loan Trust Series 2006-1 Class D, 6.25% 1/15/14 (d)	7,046	6,893
GSAMP Trust Series 2004-AR1 Class B4, 5% 6/25/34 (d)(h)	2,180	1,090
Merna Reinsurance Ltd. Series 2007-1 Class B, 7.11% 6/30/12 (d)(h)	17,200	17,200
Structured Asset Securities Corp. Series 2006-BC1 Class B1, 8.005% 3/25/36 (d)(h)	4,513	691
Wachovia Auto Loan Trust Series 2006-2A:
Class A4, 5.23% 3/20/12 (d)	50,000	49,857
Class E, 7.05% 5/20/14 (d)	6,660	6,405
WaMu Asset-Backed Certificates Series 2006-HE5 Class B2, 8.005% 10/25/36 (d)(h)	6,417	770
TOTAL ASSET-BACKED SECURITIES (Cost $149,453)		138,421
Collateralized Mortgage Obligations - 3.4%

Private Sponsor - 1.4%
Banc of America Commercial Mortgage Trust Series 2007-2:
Class B, 5.6984% 4/10/17	1,775	1,672
Class C, 5.6984% 4/10/17	4,735	4,429
Class D, 5.6984% 5/10/17	2,370	2,200
Banc of America Mortgage Securities, Inc.:
Series 2003-J Class 2A2, 4.3919% 11/25/33 (h)	5,153	5,069
Series 2004-A Class 2A1, 3.5523% 2/25/34 (h)	3,024	2,941
Series 2004-D Class 2A1, 3.6156% 5/25/34 (h)	1,457	1,415
Series 2005-H:
Class 1A1, 4.9226% 9/25/35 (h)	1,600	1,581
Class 2A2, 4.8021% 9/25/35 (h)	1,642	1,599
Bayview Commercial Asset Trust Series 2006-3A Class IO, 1.1688% 10/25/36 (h)(j)	80,162	9,459
Collateralized Mortgage Obligations - continued
	Principal Amount (000s)	Value (000s)
Private Sponsor - continued
Chase Mortgage Finance Trust:
Series 2007-A1:
Class 1A5, 4.3588% 2/25/37 (h)	$ 1,037	$ 1,022
Class 5A1, 4.1708% 2/25/37 (h)	7,979	7,785
Series 2007-A2:
Class 2A1, 4.243% 7/25/37 (h)	4,533	4,463
Class 3A1, 4.566% 7/25/37 (h)	8,168	8,022
Countrywide Home Loans pass-thru certificates Series 2007-HY5 Class 3A1, 6.2335% 9/25/37 (h)	7,755	7,639
Credit Suisse First Boston Mortgage Securities Corp. floater Series 2007-AR7 Class 2A1, 4.6454% 11/25/34 (h)	4,298	4,223
GMAC Mortgage Loan Trust Series 2005-AR6 Class 3A1, 5.3013% 11/19/35 (h)	9,288	9,110
JPMorgan Mortgage Trust:
Series 2006-A4 Class 1A1, 5.8257% 6/25/36 (h)	1,589	1,577
Series 2007-A1 Class 3A2, 5.0072% 7/25/35 (h)	4,492	4,423
RESI Finance LP/RESI Finance DE Corp. floater:
Series 2003-B Class B6, 8.2% 7/10/35 (d)(h)	4,245	4,287
Series 2003-CB1:
Class B4, 7% 6/10/35 (d)(h)	4,039	4,059
Class B5, 7.6% 6/10/35 (d)(h)	2,757	2,770
Class B6, 8.1% 6/10/35 (d)(h)	1,636	1,652
Structured Asset Securities Corp. floater Series 2006-BC5 Class B, 8.005% 12/25/36 (d)(h)	4,593	1,636
WaMu Mortgage pass-thru certificates:
Series 2004-AR7 Class A6, 3.941% 7/25/34 (h)	2,108	2,039
Series 2005-AR14 Class 1A1, 5.0596% 12/25/35 (h)	17,148	16,963
Wells Fargo Mortgage Backed Securities Trust:
Series 2005-AR12 Class 2A6, 4.3186% 7/25/35 (h)	1,349	1,316
Series 2005-AR3 Class 2A1, 4.187% 3/25/35 (h)	2,653	2,602
Series 2006-AR8 Class 3A1, 5.2377% 4/25/36 (h)	55,715	55,038
TOTAL PRIVATE SPONSOR		170,991
U.S. Government Agency - 2.0%
Freddie Mac Multi-class participation certificates guaranteed planned amortization class:
Series 2630 Class KS, 4% 1/15/17	22,130	21,303
Series 3079 Class MB, 5% 10/15/28	30,807	30,561
Series 3082 Class PG, 5% 10/15/29	50,300	49,866
Collateralized Mortgage Obligations - continued
	Principal Amount (000s)	Value (000s)
U.S. Government Agency - continued
Freddie Mac Multi-class participation certificates guaranteed planned amortization class: - continued
Series 3118 Class QB, 5% 2/15/29	$ 33,731	$ 33,422
Series 3258 Class PM, 5.5% 12/15/36	95,231	95,856
TOTAL U.S. GOVERNMENT AGENCY		231,008
TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (Cost $404,655)		401,999
Commercial Mortgage Securities - 1.4%

Bayview Commercial Asset Trust floater:
Series 2007-2A:
Class A1, 5.775% 7/25/37 (d)(h)	2,423	2,401
Class A2, 5.825% 7/25/37 (d)(h)	2,270	2,249
Class B1, 7.105% 7/25/37 (d)(h)	670	643
Class B2, 7.755% 7/25/37 (d)(h)	583	554
Class B3, 8.855% 7/25/37 (d)(h)	655	610
Class M1, 5.875% 7/25/37 (d)(h)	761	740
Class M2, 5.915% 7/25/37 (d)(h)	386	374
Class M3, 5.995% 7/25/37 (d)(h)	391	380
Class M4, 6.155% 7/25/37 (d)(h)	836	800
Class M5, 6.255% 7/25/37 (d)(h)	737	704
Class M6, 6.505% 7/25/37 (d)(h)	939	898
Series 2007-3:
Class B1, 6.455% 7/25/37 (d)(h)	659	649
Class B2, 7.105% 7/25/37 (d)(h)	1,726	1,700
Class B3, 9.505% 7/25/37 (d)(h)	882	869
Class M1, 5.815% 7/25/37 (d)(h)	572	569
Class M2, 5.845% 7/25/37 (d)(h)	611	607
Class M3, 5.875% 7/25/37 (d)(h)	999	992
Class M4, 6.005% 7/25/37 (d)(h)	1,576	1,562
Class M5, 6.105% 7/25/37 (d)(h)	785	778
Class M6, 6.305% 7/25/37 (d)(h)	596	590
Chase Commercial Mortgage Securities Corp. Series 2000-3 Class G 6.887% 10/15/32 (d)	9,742	10,012
Credit Suisse First Boston Mortgage Securities Corp. Series 2004-C1 Class ASP, 0.7916% 1/15/37 (d)(h)(j)	170,220	4,013
Commercial Mortgage Securities - continued
	Principal Amount (000s)	Value (000s)
Ginnie Mae guaranteed REMIC pass-thru securities sequential payer Series 2003-47 Class C, 4.227% 10/16/27	$ 10,128	$ 9,927
GMAC Commercial Mortgage Securities, Inc. Series 2004-C3 Class X2, 0.6778% 12/10/41 (h)(j)	14,951	289
GS Mortgage Securities Corp. II floater Series 2007-EOP:
Class H, 5.98% 3/1/20 (d)(h)	960	936
Class J:
6.18% 3/1/20 (d)(h)	1,375	1,341
6.38% 3/1/20 (d)(h)	960	936
GS Mortgage Securities Trust sequential payer Series 2007-GG10 Class A4, 5.9933% 8/10/45 (h)	7,400	7,469
JPMorgan Chase Commercial Mortgage Securities Corp. sequential payer Series 2006-LDP9 Class A2, 5.134% 5/15/47 (h)	18,365	17,785
JPMorgan Chase Commercial Mortgage Securities Trust sequential payer Series 2007-CB19 Class A4, 5.747% 2/12/49 (h)	7,600	7,625
LB Commercial Mortgage Trust sequential payer Series 2007-C3 Class A4, 6.1339% 7/15/44	18,248	18,624
ML-CFC Commercial Mortgage Trust Series 2007-7 Class B, 5.75% 6/25/50	2,790	2,627
Morgan Stanley Capital I Trust sequential payer Series 2007-HQ11 Class A31, 5.439% 2/20/44 (h)	17,270	16,993
Wachovia Bank Commercial Mortgage Trust:
sequential payer Series 2007-C31:
Class A1, 5.14% 4/15/47	5,432	5,384
Class A4, 5.509% 4/15/47	31,752	31,178
Series 2007-C31 Class C, 5.6917% 4/15/47 (h)	8,950	8,476
TOTAL COMMERCIAL MORTGAGE SECURITIES (Cost $163,641)		162,284
Municipal Securities - 0.3%

California Gen. Oblig. 5% 9/1/35	27,300	27,355
Chicago Board of Ed. Series A, 5.5% 12/1/30 (AMBAC Insured)	5,000	5,524
TOTAL MUNICIPAL SECURITIES (Cost $34,833)		32,879
Foreign Government and Government Agency Obligations - 0.0%
	Principal Amount (000s)	Value (000s)
Israeli State 4.625% 6/15/13 (Cost $6,668)	$ 6,725	$ 6,623
Supranational Obligations - 0.0%

Corporacion Andina de Fomento:
5.2% 5/21/13	1,575	1,563
6.875% 3/15/12	1,630	1,736
TOTAL SUPRANATIONAL OBLIGATIONS (Cost $3,182)		3,299
Fixed-Income Funds - 59.9%
	Shares
Fidelity 1-3 Year Duration Securitized Bond Central Fund (i)	7,175,156	684,797
Fidelity 2-5 Year Duration Securitized Bond Central Fund (i)	11,040,053	1,079,607
Fidelity Corporate Bond 1-5 Year Central Fund (i)	6,400,645	633,792
Fidelity Mortgage Backed Securities Central Fund (i)	23,225,004	2,282,321
Fidelity Specialized High Income Central Fund (i)	1,587,157	153,954
Fidelity Ultra-Short Central Fund (i)	24,612,807	2,327,141
TOTAL FIXED-INCOME FUNDS (Cost $7,390,853)		7,161,612
Preferred Securities - 0.1%
	Principal Amount (000s)
FINANCIALS - 0.1%
Diversified Financial Services - 0.1%
MUFG Capital Finance 1 Ltd. 6.346% (h) (Cost $15,235)	$ 15,235	14,638
Cash Equivalents - 13.3%
	Maturity Amount (000s)
Investments in repurchase agreements in a joint trading account at:
5.02%, dated 8/31/07 due 9/4/07 (Collateralized by U.S. Treasury Obligations) #	97,901	97,846
Cash Equivalents - continued
	Maturity Amount (000s)	Value (000s)
Investments in repurchase agreements in a joint trading account at: - continued
5.37%, dated 8/31/07 due 9/4/07 (Collateralized by U.S. Government Obligations) #	$ 1,021,094	$ 1,020,485
5.4%, dated 8/31/07 due 9/4/07 (Collateralized by U.S. Government Obligations) # (a)	469,647	469,365
TOTAL CASH EQUIVALENTS (Cost $1,587,696)		1,587,696
TOTAL INVESTMENT PORTFOLIO - 128.2% (Cost $15,596,241)		15,325,443
NET OTHER ASSETS - (28.2)%		(3,372,743)
NET ASSETS - 100%		$ 11,952,700
Swap Agreements
	Expiration Date	Notional Amount (000s)
Credit Default Swaps
Receive monthly notional amount multiplied by 3.35% and pay Morgan Stanley, Inc. upon credit event of Morgan Stanley ABS Capital I, Inc., par value of the notional amount of Morgan Stanley ABS Capital I, Inc. Series 2004-HE8 Class B3, 7.3913% 9/25/34	Oct. 2034	$ 2,971	(522)
Receive monthly notional amount multiplied by 3.05% and pay Merrill Lynch upon credit event of Morgan Stanley ABS Capital I, Inc., par value of the notional amount of Morgan Stanley ABS Capital I, Inc. Series 2004-NC8, Class B3, 7.2913% 9/25/34	Oct. 2034	3,200	(708)
Receive monthly notional amount multiplied by 3.3% and pay to Morgan Stanley, Inc. upon credit event of Ameriquest Mortgage Securities, Inc., par value of the notional amount of Ameriquest Mortgage Securities, Inc. Series 2004-R11, Class M9, 6.88% 11/25/34	Dec. 2034	3,380	(920)
Swap Agreements - continued
	Expiration Date	Notional Amount (000s)	Value (000s)
Credit Default Swaps - continued

Receive monthly notional amount multiplied by 3.35% and pay Morgan Stanley, Inc. upon credit event of Morgan Stanley ABS Capital I, Inc., par value of the notional amount of Morgan Stanley ABS Capital I, Inc. Series 2004-HE7, Class B3, 9.01% 8/25/34

	Sept. 2034	$ 2,971	$ (735)
Receive monthly notional amount multiplied by 3.35% and pay Morgan Stanley, Inc. upon credit event of Morgan Stanley ABS Capital I, Inc., par value of the notional amount of Morgan Stanley ABS Capital I, Inc. Series 2004-NC7, Class B3, 7.6913% 7/25/34	August 2034	2,971	(458)
Receive from Bank of America upon credit event of Bristol-Myers Squibb Co., par value of the notional amount of Bristol-Myers Squibb Co. 5.25% 8/15/13, and pay quarterly notional amount multiplied by .30%	Sept. 2017	9,100	93
Receive from Bank of America upon credit event of Eli Lilly & Co., par value of the notional amount of Eli Lilly & Co. 6.57% 1/1/16, and pay quarterly notional amount multiplied by .22%	Sept. 2017	7,220	19
Receive from Bank of America, upon credit event of Gannett Co., Inc., par value of the notional amount of Gannett Co., Inc. 6.375% 4/1/12, and pay quarterly notional amount multiplied by .2%	June 2009	7,095	(12)
Receive from Citibank upon credit event of Bristol-Myers Squibb Co., par value of the notional amount of Bristol-Myers Squibb Co. 5.25% 8/15/13, and pay quarterly notional amount multiplied by .32%	Sept. 2017	3,800	33
Receive from Citibank upon credit event of Schering-Plough Corp., par value of the notional amount of Schering-Plough Corp. 5.55% 12/1/13, and pay quarterly notional amount multiplied by .4%	Sept. 2017	6,400	44
Receive from Citibank upon credit event of Schering-Plough Corp., par value of the notional amount of Schering-Plough Corp. 5.55% 12/1/13, and pay quarterly notional amount multiplied by .42%	Sept. 2017	10,900	58
Swap Agreements - continued
	Expiration Date	Notional Amount (000s)	Value (000s)
Credit Default Swaps - continued
Receive from Citibank upon credit event of Washington Mutual, Inc., par value of the notional amount of Washington Mutual, Inc. 5.25% 9/15/17, and pay quarterly notional amount multiplied by .93%	Sept. 2012	$ 9,800	$ 91
Receive from Citibank upon credit event of Washington Mutual, Inc., par value of the notional amount of Washington Mutual, Inc. 5.25% 9/15/17, and pay quarterly notional amount multiplied by 1.07%	Sept. 2012	9,800	31
Receive from Deutsche Bank upon credit event of Aetna, Inc., par value of the notional amount of Aetna, Inc. 6.625% 6/15/36, and pay quarterly notional amount multiplied by .33%	Sept. 2017	17,250	280
Receive from Deutsche Bank upon credit event of Washington Mutual, Inc., par value of the notional amount of Washington Mutual, Inc. 5.25% 9/15/17, and pay quarterly notional amount multiplied by 1.19%	Sept. 2012	9,800	(23)
Receive from Deutsche Bank, upon credit event of Chartered Semiconductor Manufacturing Ltd., par value of the notional amount of Chartered Semiconductor Manufacturing Ltd. 6.375% 8/3/15 and pay quarterly notional amount multiplied by 1.14%	Sept. 2013	10,650	(79)
Receive from Deutsche Bank, upon credit event of Gannett Co., Inc., par value of the notional amount of Gannett Co., Inc. 6.375% 4/1/12, and pay quarterly notional amount multiplied by .24%	June 2009	8,895	(22)
Receive from Goldman Sachs upon credit event of CSX Corp., par value of the notional amount of CSX Corp. 5.30% 2/15/14, and pay quarterly notional amount multiplied by .77%	Sept. 2017	11,500	121
Receive from Goldman Sachs upon credit event of Dow Chemical Co., par value of the notional amount of Dow Chemical Co. 6% 10/1/12, and pay quarterly notional amount multiplied by .55%	Sept. 2017	13,700	31
Receive from Goldman Sachs upon credit event of Eli Lilly & Co., par value of the notional amount of Eli Lilly & Co. 6.57% 1/1/16, and pay quarterly notional amount multiplied by .24%	Sept. 2017	6,400	9
Swap Agreements - continued
	Expiration Date	Notional Amount (000s)	Value (000s)
Credit Default Swaps - continued

Receive from Merrill Lynch, Inc. upon credit event of R.R. Donnelley & Sons Co., par value of the notional amount of R.R. Donnelley & Sons Co. 5.5% 5/15/15, and pay quarterly notional amount multiplied by 2.12%

	Sept. 2013	$ 5,085	$ (439)
Receive from Merrill Lynch, Inc., upon credit event of R.R. Donnelley & Sons Co., par value of the notional amount of R.R. Donnelley & Sons Co. 5.5% 5/15/15 and pay quarterly notional amount multiplied by 1.68%	Sept. 2013	7,660	(480)
Receive monthly a fixed rate of .15% multiplied by the notional amount and pay to Morgan Stanley, Inc. upon each credit event of one of the issues of Dow Jones ABX AA 07-1 Index, par value of the proportional notional amount (g)	Sept. 2037	10,200	(2,856)
Receive monthly notional amount multiplied by .55% and pay Deutsche Bank upon credit event of Park Place Securities, Inc., par value of the notional amount of Park Place Securities, Inc. Series 2004-WCW1 Class M4, 6.835% 9/25/34	Oct. 2034	9,300	(1,736)
Receive monthly notional amount multiplied by .8% and pay Deutsche Bank upon credit event of Park Place Securities, Inc., par value of the notional amount of Park Place Securities, Inc. Series 2005-WCH1 Class M6, 6.365% 1/25/35	Feb. 2035	3,200	(659)
Receive monthly notional amount multiplied by .82% and pay UBS upon credit event of Morgan Stanley ABS Capital I, Inc., par value of the notional amount of Morgan Stanley ABS Capital I, Inc. Series 2004-NC6 Class M3, 5.6413% 7/25/34	August 2034	2,971	(330)
Receive monthly notional amount multiplied by .85% and pay Deutsche Bank upon credit event of Park Place Securities, Inc., par value of the notional amount of Park Place Securities, Inc. Series 2005-WHQ2 Class M6, 6.105% 5/25/35	June 2035	3,200	(980)
Swap Agreements - continued
	Expiration Date	Notional Amount (000s)	Value (000s)
Credit Default Swaps - continued

Receive monthly notional amount multiplied by .85% and pay UBS upon credit event of Ameriquest Mortgage Securities, Inc., par value of the notional amount of Ameriquest Mortgage Securities, Inc. Series 2004-R9 Class M5, 5.5913% 10/25/34

	Nov. 2034	$ 2,971	$ (496)
Receive monthly notional amount multiplied by .85% and pay UBS upon credit event of Morgan Stanley ABS Capital I, Inc., par value of the notional amount of Morgan Stanley ABS Capital I, Inc. Series 2004-NC8 Class M6, 5.4413% 9/25/34	Oct. 2034	2,971	(420)
Receive monthly notional amount multiplied by 1.6% and pay Morgan Stanley, Inc. upon credit event of Park Place Securities, Inc., par value of the notional amount of Park Place Securities, Inc. Series 2005-WHQ2 Class M7, 5.4413% 5/25/35	June 2035	2,730	(847)
Receive monthly notional amount multiplied by 1.66% and pay Morgan Stanley, Inc. upon credit event of Park Place Securities, Inc., par value of the notional amount of Park Place Securities, Inc. Series 2005-WHQ2 Class M7, 5.4413% 5/25/35	June 2035	2,971	(917)
Receive monthly notional amount multiplied by 2.54% and pay Merrill Lynch upon credit event of Countrywide Home Loans, Inc., par value of the notional amount of Countrywide Home Loans, Inc. Series 2003-BC1 Class B1, 7.6913% 3/25/32	April 2032	262	(8)
Receive monthly notional amount multiplied by 2.61% and pay Goldman Sachs upon credit event of Fremont Home Loan Trust, par value of the notional amount of Fremont Home Loan Trust Series 2004-1 Class M9, 7.3913% 2/25/34	March 2034	387	(55)
Receive monthly notional amount multiplied by 2.61% and pay Goldman Sachs upon credit event of Fremont Home Loan Trust, par value of the notional amount of Fremont Home Loan Trust Series 2004-A Class B3, 7.0413% 1/25/34	Feb. 2034	179	(145)
Swap Agreements - continued
	Expiration Date	Notional Amount (000s)	Value (000s)
Credit Default Swaps - continued

Receive monthly notional amount multiplied by 2.7% and pay Morgan Stanley, Inc. upon credit event of Park Place Securities, Inc., par value of the notional amount of Park Place Securities, Inc. Series 2005-WHQ2 Class M9, 6.41% 5/25/35

	June 2035	$ 10,445	$ (4,522)
Receive monthly notional amount multiplied by 2.79% and pay Merrill Lynch, Inc. upon credit event of New Century Home Equity Loan Trust, par value of the notional amount of New Century Home Equity Loan Trust Series 2004-4 Class M9, 7.0788% 2/25/35	March 2035	5,139	(1,115)
Receive monthly notional amount multiplied by 3% and pay UBS upon credit event of Ameriquest Mortgage Securities, Inc., par value of the notional amount of Ameriquest Mortgage Securities, Inc. Series 2005-R4 Class M9, 7.07% 7/25/35	August 2035	4,750	(1,728)
Receive monthly notional amount multiplied by 5% and pay Deutsche Bank upon credit event of MASTR Asset Backed Securities Trust, par value of the notional amount of MASTR Asset Backed Securities Trust Series 2003-NC1 Class M6, 8.1913% 4/25/33	May 2033	2,971	(858)
Receive monthly notional amount multiplied by 5.55% and pay Deutsche Bank upon credit event of Carrington Mortgage Loan Trust, par value of the notional amount of Carrington Mortgage Loan Trust Series 2006-FRE1 Class M10, 7.74% 7/25/36	August 2036	4,750	(1,994)
Receive monthly notional amount multiplied by 6.25% and pay Deutsche Bank upon credit event of Residential Asset Mortgage Products, Inc., par value of the notional amount of Residential Asset Mortgage Products, Inc. Series 2006-RS5, 7.17% 9/25/36	Oct. 2036	4,750	(3,328)
Receive quarterly notional amount multiplied by .31% and pay Deutsche Bank upon credit of Altria Group, Inc., par value of the notional amount of Altria Group 7% 11/4/13	June 2008	61,000	80
Swap Agreements - continued
	Expiration Date	Notional Amount (000s)	Value (000s)
Credit Default Swaps - continued

Receive quarterly notional amount multiplied by .35% and pay Goldman Sachs upon credit event of Southern California Edison Co., par value of the notional amount of Southern California Edison Co. 7.625% 1/15/10

	Sept. 2010	$ 11,200	$ 49
Receive quarterly notional amount multiplied by .68% and pay Lehman Brothers, Inc. upon credit event of Countrywide Home Loans, Inc., par value of the notional amount of Countrywide Home Loans, Inc. 4% 3/22/11	March 2012	1,450	(116)
Receive quarterly notional amount multiplied by .72% and pay Bank of America upon credit event of Alleghany Energy Supply Co. LLC, par value of the notional amount of Alleghany Energy Supply Co. LLC 8.25% 4/15/12	June 2012	10,500	(215)
Receive quarterly notional amount multiplied by .78% and pay Deutsche Bank upon credit event of Allegheny Energy Supply Co. LLC, par value of the notional amount of Allegheny Energy Supply Co. LLC 8.25% 4/15/12	June 2012	10,505	(192)
Receive semi-annually notional amount multiplied by .285% and pay Deutsche Bank upon credit event of Russian Federation, par value of the notional amount of Russian Federation 7.5% 3/31/30 (Reg. S)	April 2009	30,000	(142)
Receive semi-annually notional amount multiplied by .32% and pay Merrill Lynch, Inc. upon credit event of United Mexican States, par value of the notional amount of United Mexican States 7.5% 4/8/33	April 2011	30,000	(149)
Receive semi-annually notional amount multiplied by .41% and pay Credit Suisse First Boston upon credit event of Russian Federation, par value of the notional amount of Russian Federation 7.5% 3/31/30 (Reg. S)	May 2012	13,700	(216)
Receive semi-annually notional amount multiplied by .495% and pay Credit Suisse First Boston, upon credit event of Russian Federation, par value of the notional amount of Russian Federation 7.5% 3/31/30 (Reg. S)	Sept. 2011	5,750	(50)
Swap Agreements - continued
	Expiration Date	Notional Amount (000s)	Value (000s)
Credit Default Swaps - continued

Receive semi-annually notional amount multiplied by .5% and pay Credit Suisse First Boston upon credit event of Russian Federation, par value of the notional amount of Russian Federation 7.5% 3/31/30 (Reg. S)

	June 2008	$ 22,335	$ 13
Receive semi-annually notional amount multiplied by .5% and pay Deutsche Bank upon credit event of Russian Federation, par value of the notional amount of Russian Federation 7.5% 3/31/30 (Reg. S)	June 2008	14,815	9
Receive semi-annually notional amount multiplied by .53% and pay Credit Suisse First Boston upon credit event of Russian Federation, par value of the notional amount of Russian Federation 7.5% 3/31/30 (Reg. S)	June 2008	12,150	11
Receive semi-annually notional amount multiplied by .78% and pay Deutsche Bank, upon credit event of United Mexican States, par value of the notional amount of United Mexican States 7.5% 4/8/33	Sept. 2016	2,400	14
TOTAL CREDIT DEFAULT SWAPS		470,500	(27,486)
Interest Rate Swaps
Receive quarterly a fixed rate equal to 4.898% and pay quarterly a floating rate based on 3-month LIBOR with Lehman Brothers, Inc.	August 2014	32,550	(294)
Receive semi-annually a fixed rate equal to 4.745% and pay quarterly a floating rate based on 3-month LIBOR with UBS	Jan. 2011	70,000	(376)
Receive semi-annually a fixed rate equal to 4.975% and pay quarterly a floating rate based on 3-month LIBOR with Bank of America	Nov. 2011	200,000	2,774
Swap Agreements - continued
	Expiration Date	Notional Amount (000s)	Value (000s)
Interest Rate Swaps - continued
Receive semi-annually a fixed rate equal to 5.0375% and pay quarterly a floating rate based on 3-month LIBOR with Bank of America	Nov. 2010	$ 270,000	$ 4,490
Receive semi-annually a fixed rate equal to 5.51% and pay quarterly a floating rate based on 3-month LIBOR with Deutsche Bank	Nov. 2036	75,000	1,606
TOTAL INTEREST RATE SWAPS		647,550	8,200
Total Return Swaps
Receive monthly a return equal to Lehman Brothers CMBS AAA 8.5+ and pay monthly a floating rate based on 1-month LIBOR minus 5.5 basis points with Lehman Brothers, Inc.	Oct. 2007	200,000	2,646
Receive monthly a return equal to Lehman Brothers CMBS AAA 8.5+ Index and pay monthly a floating rate based on 1-month LIBOR minus 25 basis points with Lehman Brothers, Inc.	May 2008	30,000	402
TOTAL TOTAL RETURN SWAPS		230,000	3,048
		$ 1,348,050	$ (16,238)
Legend
(a) Includes investment made with cash collateral received from securities on loan.
(b) Non-income producing.
(c) Security or a portion of the security is on loan at period end.

(d) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $529,331,000 or 4.4% of net assets.

(e) Security or a portion of the security purchased on a delayed delivery or when-issued basis.
(f) Security or a portion of the security has been segregated as collateral for open swap agreements. At the period end, the value of securities pledged amounted to $23,600,000
(g) Represents a tradable index of credit default swaps on home equity asset-backed debt securities.
(h) The coupon rate shown on floating or adjustable rate securities represents the rate at period end.

(i) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. A complete schedule of portfolio holdings for each Fidelity Central Fund is filed with the SEC for the first and third quarters of each fiscal year on Form N-Q and is available upon request or at the SEC's web site at www.sec.gov. A holdings list for the Fund, which presents direct holdings as well as the pro rata share of securities and other investments held indirectly through its investment in underlying non-money market Fidelity Central Funds, is available at fidelity.com and/or advisor.fidelity.com, as applicable. In addition, each Fidelity Central Fund's financial statements, which are not covered by the Fund's Report of Independent Registered Public Accounting Firm, are available on the SEC's web site or upon request.

(j) Security represents right to receive monthly interest payments on an underlying pool of mortgages or assets. Principal shown is the outstanding par amount of the pool held as of the end of the period.

# Additional Information on each counterparty to the repurchase agreement is as follows:
Repurchase Agreement / Counterparty	Value (Amounts in thousands)
$97,846,000 due 9/04/07 at 5.02%
Banc of America Securities LLC	$ 8,551
Citigroup Global Markets, Inc.	31,094
Lehman Brothers, Inc.	26,310
UBS Securities LLC	31,891
$ 97,846
$1,020,485,000 due 9/04/07 at 5.37%
BNP Paribas Securities Corp.	$ 23,580
Banc of America Securities LLC	361,360
Bank of America, NA	162,419
Bear Stearns & Co., Inc.	20,302
Citigroup Global Markets, Inc.	64,033
Credit Suisse Securities (USA) LLC	40,605
Greenwich Capital Markets, Inc.	20,302
HSBC Securities (USA), Inc.	40,605
ING Financial Markets LLC	81,210
Societe Generale, New York Branch	121,814
UBS Securities LLC	39,590
WestLB AG	44,665
$ 1,020,485
$469,365,000 due 9/04/07 at 5.40%
Barclays Capital, Inc.	$ 300,792
Citigroup Global Markets, Inc.	39,662
Countrywide Securities Corp.	128,911
$ 469,365
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned (Amounts in thousands)
Fidelity 1-3 Year Duration Securitized Bond Central Fund	$ 25,613
Fidelity 2-5 Year Duration Securitized Bond Central Fund	41,386
Fidelity Corporate Bond 1-5 Year Central Fund	40,632
Fidelity Mortgage Backed Securities Central Fund	90,380
Fidelity Specialized High Income Central Fund	7,206
Fidelity Ultra-Short Central Fund	154,297
Total	$ 359,514

Additional information regarding the Fund's fiscal year to date purchases and sales, including the ownership percentage, of the non Money Market Central Funds is as follows:
Fund (Amounts in thousands)	Value, beginning of period	Purchases	Sales Proceeds	Value, end of period	% ownership, end of period
Fidelity 1-3 Year Duration Securitized Bond Central Fund	$ -	$ 715,630 *	$ -	$ 684,797	24.6%
Fidelity 2-5 Year Duration Securitized Bond Central Fund	-	1,102,295 *	-	1,079,607	28.4%
Fidelity Corporate Bond 1-5 Year Central Fund	-	962,807 *	319,816	633,792	68.3%
Fidelity Mortgage Backed Securities Central Fund	-	2,320,775 *	-	2,282,321	26.5%
Fidelity Specialized High Income Central Fund	98,514	56,466	-	153,954	44.9%
Fidelity Ultra-Short Central Fund	1,960,403	1,307,326 *	792,665	2,327,141	18.5%
Total	$ 2,058,917	$ 6,465,299	$ 1,112,481	$ 7,161,612

* Includes the value of shares received through in-kind contributions. See note 6 of the Notes to Financial Statements.

Income Tax Information
At August 31, 2007, the fund had a capital loss carryforward of approximately $107,051,000 all of which will expire on August 31, 2014.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Statements

Statement of Assets and Liabilities

Amounts in thousands (except per-share amounts)	August 31, 2007

Assets
Investment in securities, at value (including securities loaned of $459,913 and repurchase agreements of $1,587,696) - See accompanying schedule: Unaffiliated issuers (cost $8,205,388)	$ 8,163,831
Fidelity Central Funds (cost $7,390,853)	7,161,612
Total Investments (cost $15,596,241)		$ 15,325,443
Cash		1
Receivable for investments sold		130
Receivable for swap agreements		199
Receivable for fund shares sold		8,061
Interest receivable		46,368
Distributions receivable from Fidelity Central Funds		36,735
Other receivables		88
Total assets		15,417,025

Liabilities
Payable for investments purchased Regular delivery	$ 151,601
Delayed delivery	2,817,328
Payable for fund shares redeemed	5,407
Distributions payable	1,306
Swap agreements, at value	16,238
Accrued management fee	3,126
Distribution fees payable	52
Other affiliated payables	1,351
Other payables and accrued expenses	173
Collateral on securities loaned, at value	467,743
Total liabilities		3,464,325

Net Assets		$ 11,952,700
Net Assets consist of:
Paid in capital		$ 12,359,849
Undistributed net investment income		9,642
Accumulated undistributed net realized gain (loss) on investments		(132,477)
Net unrealized appreciation (depreciation) on investments		(284,314)
Net Assets		$ 11,952,700

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Statements - continued

Statement of Assets and Liabilities - continued

Amounts in thousands (except per-share amounts)	August 31, 2007

Calculation of Maximum Offering Price Class A: Net Asset Value and redemption price per share ($78,580 ÷ 10,942 shares)	$ 7.18

Maximum offering price per share (100/96.00 of $7.18)	$ 7.48
Class T: Net Asset Value and redemption price per share ($67,673 ÷ 9,419 shares)	$ 7.18

Maximum offering price per share (100/96.00 of $7.18)	$ 7.48
Class B: Net Asset Value and offering price per share ($9,853 ÷ 1,371 shares)A	$ 7.19

Class C: Net Asset Value and offering price per share ($16,801 ÷ 2,337 shares)A	$ 7.19

Investment Grade Bond: Net Asset Value, offering price and redemption price per share ($11,738,517 ÷ 1,633,664 shares)	$ 7.19

Institutional Class: Net Asset Value, offering price and redemption price per share ($41,276 ÷ 5,739 shares)	$ 7.19

A Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Statement of Operations

Amounts in thousands	Year ended August 31, 2007

Investment Income
Dividends		$ 967
Interest		273,013
Income from Fidelity Central Funds		359,514
Total income		633,494

Expenses
Management fee	$ 36,104
Transfer agent fees	11,526
Distribution fees	522
Fund wide operations fee	3,679
Independent trustees' compensation	37
Miscellaneous	26
Total expenses before reductions	51,894
Expense reductions	(980)	50,914
Net investment income		582,580
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	25,913
Fidelity Central Funds	(27,309)
Capital gain distributions from Fidelity Central Funds	374
Swap agreements	(9,881)
Total net realized gain (loss)		(10,903)
Change in net unrealized appreciation (depreciation) on: Investment securities:
Unaffiliated securities	(28,325)
Fidelity Central Funds	(222,785)
Swap agreements	(14,738)
Delayed delivery commitments	28
Total change in net unrealized appreciation (depreciation)		(265,820)
Net gain (loss)		(276,723)
Net increase (decrease) in net assets resulting from operations		$ 305,857

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Statements - continued

Statement of Changes in Net Assets

Amounts in thousands	Year ended August 31, 2007	Four months ended August 31, 2006*	Year ended April 30, 2006
Increase (Decrease) in Net Assets
Operations
Net investment income	$ 582,580	$ 149,398	$ 320,576
Net realized gain (loss)	(10,903)	(17,325)	(38,248)
Change in net unrealized appreciation (depreciation)	(265,820)	146,084	(184,829)
Net increase (decrease) in net assets resulting from operations	305,857	278,157	97,499
Distributions to shareholders from net investment income	(577,055)	(127,262)	(304,745)
Distributions to shareholders from net realized gain	(14,688)	-	(66,460)
Total distributions	(591,743)	(127,262)	(371,205)
Share transactions - net increase (decrease)	1,944,823	1,985,853	1,599,350
Total increase (decrease) in net assets	1,658,937	2,136,748	1,325,644

Net Assets
Beginning of period	10,293,763	8,157,015	6,831,371
End of period (including undistributed net investment income of $9,642, $11,929 and $289, respectively)	$ 11,952,700	$ 10,293,763	$ 8,157,015

* The Fund changed its fiscal year end from April 30 to August 31, effective August 31, 2006.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Highlights - Class A

Years ended August 31,	2007	2006H	2006M	2005M	2004M	2003I
Selected Per-Share Data
Net asset value, beginning of period	$ 7.35	$ 7.24	$ 7.50	$ 7.47	$ 7.70	$ 7.48
Income from Investment Operations
Net investment incomeE	.353	.118	.298	.237	.224	.186
Net realized and unrealized gain (loss)	(.161)	.092	(.206)	.131	(.095)	.326
Total from investment operations	.192	.210	.092	.368	.129	.512
Distributions from net investment income	(.352)	(.100)	(.282)	(.238)	(.229)	(.172)
Distributions from net realized gain	(.010)	-	(.070)	(.100)	(.130)	(.120)
Total distributions	(.362)	(.100)	(.352)	(.338)	(.359)	(.292)
Net asset value, end of period	$ 7.18	$ 7.35	$ 7.24	$ 7.50	$ 7.47	$ 7.70
Total ReturnB,C,D	2.61%	2.92%	1.23%	5.03%	1.68%	6.98%
Ratios to Average Net AssetsF,J
Expenses before reductions	.75%	.71%A	.71%	.83%	.83%	.79%A
Expenses net of fee waivers, if any	.75%	.71%A	.71%	.83%	.83%	.79%A
Expenses net of all reductions	.74%	.71%A	.71%	.83%	.83%	.79%A
Net investment income	4.83%	4.86%A	4.04%	3.17%	2.96%	3.73%A
Supplemental Data
Net assets, end of period (in millions)	$ 79	$ 46	$ 37	$ 31	$ 22	$ 8
Portfolio turnover rateG	181%L	206%A,K	145%	227%	238%	276%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Total returns do not include the effect of the sales charges.

E Calculated based on average shares outstanding during the period.

F Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

G Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

H For the four month period ended August 31. The Fund changed its fiscal year from April 30 to August 31, effective August 31, 2006.

I For the period August 27, 2002 (commencement of sale of shares) to April 30, 2003.

J Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

K The portfolio turnover rate does not include the assets acquired in the merger.

L Portfolio turnover rate excludes securities received or delivered through non-taxable in-kind activity.

M For the period ended April 30.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Highlights - Class T

Years ended August 31,	2007	2006H	2006M	2005M	2004M	2003I
Selected Per-Share Data
Net asset value, beginning of period	$ 7.35	$ 7.24	$ 7.51	$ 7.47	$ 7.70	$ 7.48
Income from Investment Operations
Net investment incomeE	.350	.116	.290	.230	.214	.180
Net realized and unrealized gain (loss)	(.163)	.091	(.216)	.141	(.094)	.324
Total from investment operations	.187	.207	.074	.371	.120	.504
Distributions from net investment income	(.347)	(.097)	(.274)	(.231)	(.220)	(.164)
Distributions from net realized gain	(.010)	-	(.070)	(.100)	(.130)	(.120)
Total distributions	(.357)	(.097)	(.344)	(.331)	(.350)	(.284)
Net asset value, end of period	$ 7.18	$ 7.35	$ 7.24	$ 7.51	$ 7.47	$ 7.70
Total ReturnB,C,D	2.54%	2.89%	.98%	5.07%	1.56%	6.87%
Ratios to Average Net AssetsF,J
Expenses before reductions	.80%	.82%A	.83%	.93%	.96%	.97%A
Expenses net of fee waivers, if any	.80%	.82%A	.83%	.93%	.95%	.95%A
Expenses net of all reductions	.79%	.81%A	.83%	.93%	.95%	.95%A
Net investment income	4.77%	4.76%A	3.92%	3.07%	2.84%	3.57%A
Supplemental Data
Net assets, end of period (in millions)	$ 68	$ 59	$ 57	$ 48	$ 30	$ 10
Portfolio turnover rateG	181%L	206%A,K	145%	227%	238%	276%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Total returns do not include the effect of the sales charges.

E Calculated based on average shares outstanding during the period.

F Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

G Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

H For the four month period ended August 31. The Fund changed its fiscal year from April 30 to August 31, effective August 31, 2006.

I For the period August 27, 2002 (commencement of sale of shares) to April 30, 2003.

J Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

K The portfolio turnover rate does not include the assets acquired in the merger.

L Portfolio turnover rate excludes securities received or delivered through non-taxable in-kind activity.

M For the period ended April 30.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Highlights - Class B

Years ended August 31,	2007	2006H	2006M	2005M	2004M	2003I
Selected Per-Share Data
Net asset value, beginning of period	$ 7.36	$ 7.24	$ 7.51	$ 7.47	$ 7.70	$ 7.48
Income from Investment Operations
Net investment incomeE	.299	.099	.239	.180	.166	.147
Net realized and unrealized gain (loss)	(.164)	.102	(.216)	.140	(.095)	.322
Total from investment operations	.135	.201	.023	.320	.071	.469
Distributions from net investment income	(.295)	(.081)	(.223)	(.180)	(.171)	(.129)
Distributions from net realized gain	(.010)	-	(.070)	(.100)	(.130)	(.120)
Total distributions	(.305)	(.081)	(.293)	(.280)	(.301)	(.249)
Net asset value, end of period	$ 7.19	$ 7.36	$ 7.24	$ 7.51	$ 7.47	$ 7.70
Total ReturnB,C,D	1.83%	2.79%	.28%	4.37%	.90%	6.39%
Ratios to Average Net AssetsF,J
Expenses before reductions	1.50%	1.50%A	1.51%	1.64%	1.63%	1.60%A
Expenses net of fee waivers, if any	1.50%	1.50%A	1.51%	1.60%	1.60%	1.60%A
Expenses net of all reductions	1.50%	1.50%A	1.51%	1.59%	1.60%	1.60%A
Net investment income	4.07%	4.07%A	3.24%	2.40%	2.19%	2.92%A
Supplemental Data
Net assets, end of period (in millions)	$ 10	$ 9	$ 9	$ 9	$ 9	$ 8
Portfolio turnover rateG	181%L	206%A,K	145%	227%	238%	276%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Total returns do not include the effect of the contingent deferred sales charge.

E Calculated based on average shares outstanding during the period.

F Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

G Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

H For the four month period ended August 31. The Fund changed its fiscal year from April 30 to August 31, effective August 31, 2006.

I For the period August 27, 2002 (commencement of sale of shares) to April 30, 2003.

J Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

K The portfolio turnover rate does not include the assets acquired in the merger.

L Portfolio turnover rate excludes securities received or delivered through non-taxable in-kind activity.

M For the period ended April 30.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Highlights - Class C

Years ended August 31,	2007	2006H	2006M	2005M	2004M	2003I
Selected Per-Share Data
Net asset value, beginning of period	$ 7.36	$ 7.24	$ 7.51	$ 7.47	$ 7.70	$ 7.48
Income from Investment Operations
Net investment incomeE	.294	.097	.233	.176	.161	.145
Net realized and unrealized gain (loss)	(.163)	.102	(.216)	.140	(.095)	.322
Total from investment operations	.131	.199	.017	.316	.066	.467
Distributions from net investment income	(.291)	(.079)	(.217)	(.176)	(.166)	(.127)
Distributions from net realized gain	(.010)	-	(.070)	(.100)	(.130)	(.120)
Total distributions	(.301)	(.079)	(.287)	(.276)	(.296)	(.247)
Net asset value, end of period	$ 7.19	$ 7.36	$ 7.24	$ 7.51	$ 7.47	$ 7.70
Total ReturnB,C,D	1.77%	2.76%	.20%	4.30%	.84%	6.35%
Ratios to Average Net AssetsF,J
Expenses before reductions	1.55%	1.58%A	1.60%	1.67%	1.66%	1.64%A
Expenses net of fee waivers, if any	1.55%	1.58%A	1.60%	1.66%	1.66%	1.64%A
Expenses net of all reductions	1.55%	1.58%A	1.60%	1.66%	1.66%	1.64%A
Net investment income	4.02%	3.99%A	3.15%	2.34%	2.13%	2.88%A
Supplemental Data
Net assets, end of period (in millions)	$ 17	$ 10	$ 9	$ 7	$ 7	$ 6
Portfolio turnover rateG	181%L	206%A,K	145%	227%	238%	276%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Total returns do not include the effect of the contingent deferred sales charge.

E Calculated based on average shares outstanding during the period.

F Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

G Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

H For the four month period ended August 31. The Fund changed its fiscal year from April 30 to August 31, effective August 31, 2006.

I For the period August 27, 2002 (commencement of sale of shares) to April 30, 2003.

J Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

K The portfolio turnover rate does not include the assets acquired in the merger.

L Portfolio turnover rate excludes securities received or delivered through non-taxable in-kind activity.

M For the period ended April 30.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Highlights - Investment Grade Bond

Years ended August 31,	2007	2006G	2006K	2005K	2004K	2003K
Selected Per-Share Data
Net asset value, beginning of period	$ 7.35	$ 7.24	$ 7.50	$ 7.47	$ 7.70	$ 7.33
Income from Investment Operations
Net investment incomeD	.376	.124	.317	.254	.240	.290
Net realized and unrealized gain (loss)	(.153)	.092	(.206)	.130	(.095)	.483
Total from investment operations	.223	.216	.111	.384	.145	.773
Distributions from net investment income	(.373)	(.106)	(.301)	(.254)	(.245)	(.283)
Distributions from net realized gain	(.010)	-	(.070)	(.100)	(.130)	(.120)
Total distributions	(.383)	(.106)	(.371)	(.354)	(.375)	(.403)
Net asset value, end of period	$ 7.19	$ 7.35	$ 7.24	$ 7.50	$ 7.47	$ 7.70
Total ReturnB,C	3.05%	3.01%	1.48%	5.26%	1.89%	10.82%
Ratios to Average Net AssetsE,H
Expenses before reductions	.45%	.45%A	.46%	.61%	.63%	.66%
Expenses net of fee waivers, if any	.45%	.45%A	.46%	.61%	.63%	.66%
Expenses net of all reductions	.44%	.45%A	.46%	.61%	.63%	.66%
Net investment income	5.13%	5.12%A	4.29%	3.39%	3.16%	3.86%
Supplemental Data
Net assets, end of period (in millions)	$ 11,739	$ 10,141	$ 8,018	$ 6,721	$ 5,735	$ 5,274
Portfolio turnover rateF	181%J	206%A,I	145%	227%	238%	276%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Calculated based on average shares outstanding during the period.

E Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

F Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

G For the four month period ended August 31. The Fund changed its fiscal year from April 30 to August 31, effective August 31, 2006.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

I The portfolio turnover rate does not include the assets acquired in the merger.

J Portfolio turnover rate excludes securities received or delivered through non-taxable in-kind activity.

K For the period ended April 30.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Highlights - Institutional Class

Years ended August 31,	2007	2006G	2006L	2005L	2004L	2003H
Selected Per-Share Data
Net asset value, beginning of period	$ 7.36	$ 7.25	$ 7.51	$ 7.48	$ 7.70	$ 7.48
Income from Investment Operations
Net investment incomeD	.374	.124	.313	.254	.233	.202
Net realized and unrealized gain (loss)	(.163)	.091	(.205)	.129	(.078)	.321
Total from investment operations	.211	.215	.108	.383	.155	.523
Distributions from net investment income	(.371)	(.105)	(.298)	(.253)	(.245)	(.183)
Distributions from net realized gain	(.010)	-	(.070)	(.100)	(.130)	(.120)
Total distributions	(.381)	(.105)	(.368)	(.353)	(.375)	(.303)
Net asset value, end of period	$ 7.19	$ 7.36	$ 7.25	$ 7.51	$ 7.48	$ 7.70
Total ReturnB,C	2.88%	2.99%	1.44%	5.24%	2.04%	7.14%
Ratios to Average Net AssetsE,I
Expenses before reductions	.48%	.49%A	.50%	.59%	.64%	.56%A
Expenses net of fee waivers, if any	.48%	.49%A	.50%	.59%	.64%	.56%A
Expenses net of all reductions	.47%	.49%A	.50%	.59%	.64%	.56%A
Net investment income	5.10%	5.07%A	4.25%	3.40%	3.15%	3.96%A
Supplemental Data
Net assets, end of period (000 omitted)	$ 41,276	$ 29,386	$ 25,776	$ 16,084	$ 2,840	$ 275
Portfolio turnover rateF	181%K	206%A,J	145%	227%	238%	276%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Calculated based on average shares outstanding during the period.

E Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

F Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

G For the four month period ended August 31. The Fund changed its fiscal year from April 30 to August 31, effective August 31, 2006.

H For the period August 27, 2002 (commencement of sale of shares) to April 30, 2003.

I Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

J The portfolio turnover rate does not include the assets acquired in the merger.

K Portfolio turnover rate excludes securities received or delivered through non-taxable in-kind activity.

L For the period ended April 30.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Notes to Financial Statements

For the period ended August 31, 2007

(Amounts in thousands except ratios)

1. Organization.

Fidelity Investment Grade Bond Fund (the Fund) is a fund of Fidelity Fixed-Income Trust (the trust) and is authorized to issue an unlimited number of shares. The trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. The Fund offers Class A, Class T, Class B, Class C, Investment Grade Bond, and Institutional Class shares, each of which has equal rights as to assets and voting privileges. Each class has exclusive voting rights with respect to matters that affect that class. Class B shares will automatically convert to Class A shares after a holding period of seven years from the initial date of purchase. Investment income, realized and unrealized capital gains and losses, the common expenses of the Fund, and certain fund-level expense reductions, if any, are allocated on a pro rata basis to each class based on the relative net assets of each class to the total net assets of the Fund. Each class differs with respect to transfer agent and distribution and service plan fees incurred. Certain expense reductions also differ by class.

2. Investments in Fidelity Central Funds.

The Fund may invest in Fidelity Central Funds which are open-end investment companies available only to other investment companies and accounts managed by Fidelity Management & Research Company (FMR) and its affiliates. The Fund's Schedule of Investments lists each of the Fidelity Central Funds as an investment of the Fund, but does not include the underlying holdings of each Fidelity Central Fund. As an Investing Fund, the Fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

Based on their investment objective, each Fidelity Central Fund may invest or participate in various investment vehicles or strategies that are similar to those of the Fund. These strategies are consistent with the investment objectives of the Fund and may involve certain economic risks which may cause a decline in value of each of the Fidelity Central Funds and thus a decline in the value of the Fund. The following summarizes the Fund's investment in each Fidelity Central Fund.

Fidelity Central Fund	Investment Manager	Investment Objective	Investment Practices
Fidelity 1-3 Year Duration Securitized Bond Central Fund	Fidelity Investment Money Manage ment, Inc. (FIMM)	Seeks a high level of income by normally investing in investment-grade securitized debt securities and repurchase agreements for those securities.	Futures Repurchase Agreements Restricted Securities Swap Agreements

Annual Report

Notes to Financial Statements - continued

(Amounts in thousands except ratios)

2. Investments in Fidelity Central Funds - continued

Fidelity Central Fund	Investment Manager	Investment Objective	Investment Practices
Fidelity 2-5 Year Duration Securitized Bond Central Fund	FIMM	Seeks a high level of income by normally investing in investment-grade securitized debt securities and repurchase agreements for those securities.	Repurchase Agreements Restricted Securities Swap Agreements
Fidelity Corporate Bond 1-5 Year Central Fund	FIMM	Seeks a high level of income by normally investing in investment-grade corporate bonds and other corporate debt securities and repurchase agreements for those securities.	Repurchase Agreements Restricted Securities Swap Agreements
Fidelity Mortgage Backed Securities Central Fund	FIMM	Seeks a high level of income by normally investing in investment-grade mortgage-related securities and repurchase agreements for those securities.	Delayed Delivery & When Issued Securities Mortgage Dollar Rolls Repurchase Agreements Swap Agreements
Fidelity Specialized High Income Central Fund	Fidelity Manage-ment & Research Company, Inc. (FMRC)	Seeks a high level of current income by normally investing in income-producing debt securities, with an emphasis on lower-quality debt securities.	Loans & Direct Debt Instruments Repurchase Agreements Restricted Securities
Fidelity Ultra-Short Central Fund	FIMM	Seeks to obtain a high level of current income consistent with preservation of capital by investing in U.S. dollar denominated money market and investment-grade debt securities.	Futures Mortgage Dollar Rolls Repurchase Agreements Restricted Securities Swap Agreements

The Central Funds may invest a portion of their assets in securities of issuers that hold mortgage securities, including subprime mortgage securities. The value of these securities is sensitive to changes in economic conditions, including delinquencies and/or

Annual Report

2. Investments in Fidelity Central Funds - continued

defaults, and may be adversely affected by shifts in the market's perception of the issuers and changes in interest rates.

A holdings listing for the Fund, which presents direct holdings as well as the pro rata share of any securities and other investments held indirectly through its investment in underlying non-money market Fidelity Central Funds, is available at fidelity.com and/or advisor.fidelity.com, as applicable. A complete list of holdings for each Fidelity Central Fund is available upon request or at the SEC's web site at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds, which are not covered by the Fund's Report of Independent Registered Public Accounting Firm, are available on the SEC's web site or upon request.

3. Significant Accounting Policies.

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America, which require management to make certain estimates and assumptions at the date of the financial statements. The following summarizes the significant accounting policies of the Fund:

Security Valuation. Investments are valued and net asset value per share is calculated (NAV calculation) as of the close of business of the New York Stock Exchange, normally 4:00 p.m. Eastern time. Wherever possible, the Fund uses independent pricing services approved by the Board of Trustees to value its investments. Debt securities, including restricted securities, for which quotations are readily available, are valued by independent pricing services or by dealers who make markets in such securities. Pricing services consider yield or price of bonds of comparable quality, coupon, maturity and type as well as available dealer supplied prices. Certain of the Fund's securities may be valued by a single source or dealer.

When current market prices or quotations are not readily available or do not accurately reflect fair value, valuations may be determined in accordance with procedures adopted by the Board of Trustees. Factors used in the determination of fair value may include current market trading activity, interest rates, credit quality and default rates. The frequency of when fair value pricing is used is unpredictable. The value of securities used for NAV calculation under fair value pricing may differ from published prices for the same securities. Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued at amortized cost, which approximates value.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV for processing shareholder transactions includes

Annual Report

Notes to Financial Statements - continued

(Amounts in thousands except ratios)

3. Significant Accounting Policies - continued

Investment Transactions and Income - continued

trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost and may include proceeds received from litigation. Dividend income is recorded on the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Interest income and income and capital gain distributions from the Fidelity Central Funds are accrued as earned. Interest income includes coupon interest and amortization of premium and accretion of discount on debt securities.

Expenses. Most expenses of the trust can be directly attributed to a fund. Expenses which cannot be directly attributed are apportioned among each Fund in the trust. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Deferred Trustee Compensation. Under a Deferred Compensation Plan (the Plan), Independent Trustees must defer receipt of a portion of, and may elect to defer receipt of an additional portion of, their annual compensation. Deferred amounts are invested in a cross-section of Fidelity funds, are marked-to-market and remain in the Fund until distributed in accordance with the Plan. The investment of deferred amounts and the offsetting payable to the Trustees are included in the accompanying Statement of Assets and Liabilities.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company by distributing all of its taxable income and realized gains under Subchapter M of the Internal Revenue Code. As a result, no provision for income taxes is required in the accompanying financial statements.

Dividends are declared daily and paid monthly from net investment income. Distributions from realized gains, if any, are recorded on the ex-dividend date. Income dividends and capital gain distributions are declared separately for each class. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from generally accepted accounting principles.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. Certain adjustments have been made to the accounts relating to prior periods. Collectively, these adjustments have no impact on net assets or the results of operations. Temporary book-tax differences will reverse in a subsequent period.

Book-tax differences are primarily due to the short-term gain distributions from the Fidelity Central Funds, swap agreements, market discount, partnerships (including allocations from Fidelity Central Funds), deferred trustees compensation, financing

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3. Significant Accounting Policies - continued

Income Tax Information and Distributions to Shareholders - continued

transactions, capital loss carryforwards and losses deferred due to wash sales and excise tax regulations.

The tax-basis components of distributable earnings and the federal tax cost as of period end were as follows:

Unrealized appreciation	$ 72,812
Unrealized depreciation	(343,702)
Net unrealized appreciation (depreciation)	(270,890)
Undistributed ordinary income	7,765
Capital loss carryforward	(107,051)

Cost for federal income tax purposes	$ 15,596,333

The tax character of distributions paid was as follows:

	Year ended August 31, 2007	Four months ended August 31, 2007	Year ended April 30, 2006
Ordinary Income	$ 591,743	$ 127,262	$ 323,808
Long-term Capital Gains	-	-	47,397
Total	$ 591,743	$ 127,262	$ 371,205

New Accounting Pronouncements. In July 2006, Financial Accounting Standards Board Interpretation No. 48, Accounting for Uncertainty in Income Taxes - an interpretation of FASB Statement 109 (FIN 48), was issued and is effective on the last business day of the semiannual reporting period for fiscal years beginning after December 15, 2006. FIN 48 sets forth a threshold for financial statement recognition, measurement and disclosure of a tax position taken or expected to be taken on a tax return. Management has concluded that the adoption of FIN 48 will not result in a material impact on the Fund's net assets, results of operations and financial statement disclosures.

In addition, in September 2006, Statement of Financial Accounting Standards No. 157, Fair Value Measurements (SFAS 157), was issued and is effective for fiscal years beginning after November 15, 2007. SFAS 157 defines fair value, establishes a framework for measuring fair value and expands disclosures about fair value measurements. Management is currently evaluating the impact the adoption of SFAS 157 will have on the Fund's financial statement disclosures.

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Notes to Financial Statements - continued

(Amounts in thousands except ratios)

4. Operating Policies.

Repurchase Agreements. FMR has received an Exemptive Order from the Securities and Exchange Commission (the SEC) which permits the Fund and other affiliated entities of FMR to transfer uninvested cash balances into joint trading accounts which are then invested in repurchase agreements. The Fund may also invest directly with institutions in repurchase agreements. Repurchase agreements are collateralized by government or non-government securities. Upon settlement date, collateral is held in segregated accounts with custodian banks and may be obtained in the event of a default of the counterparty. The Fund monitors, on a daily basis, the value of the collateral to ensure it is at least equal to the principal amount of the repurchase agreement (including accrued interest). In the event of a default by the counterparty, realization of the collateral proceeds could be delayed, during which time the value of the collateral may decline.

Delayed Delivery Transactions and When-Issued Securities. The Fund may purchase or sell securities on a delayed delivery or when-issued basis. Payment and delivery may take place after the customary settlement period for that security. The price of the underlying securities and the date when the securities will be delivered and paid for are fixed at the time the transaction is negotiated. During the time a delayed delivery sell is outstanding, the contract is marked-to-market daily and equivalent deliverable securities are held for the transaction. The value of the securities purchased on a delayed delivery or when-issued basis are identified as such in the Fund's Schedule of Investments. The Fund may receive compensation for interest forgone in the purchase of a delayed delivery or when-issued security. With respect to purchase commitments, the Fund identifies securities as segregated in its records with a value at least equal to the amount of the commitment. Losses may arise due to changes in the value of the underlying securities or if the counterparty does not perform under the contract's terms, or if the issuer does not issue the securities due to political, economic, or other factors.

Restricted Securities. The Fund may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities is included at the end of the Fund's Schedule of Investments.

Swap Agreements. The Fund may invest in swaps for the purpose of managing its exposure to interest rate, credit or market risk.

Interest rate swaps are agreements to exchange cash flows periodically based on a notional principal amount, for example, the exchange of fixed rate interest payments for floating rate interest payments. The primary risk associated with interest rate swaps is

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4. Operating Policies - continued

Swap Agreements - continued

that unfavorable changes in the fluctuation of interest rates could adversely impact a fund.

Total return swaps are agreements to exchange the return generated by one instrument or index for the return generated by another instrument, for example, the agreement to pay interest in exchange for a market-linked return based on a notional amount. To the extent the total return of the index exceeds the offsetting interest obligation, a fund will receive a payment from the counterparty. To the extent it is less, a fund will make a payment to the counterparty.

Credit default swaps involve the exchange of a fixed rate premium for protection against the loss in value of an underlying debt instrument in the event of a defined credit event (such as payment default or bankruptcy). Under the terms of the swap, one party acts as a "guarantor" receiving a periodic payment that is a fixed percentage applied to a notional principal amount. In return the party agrees to purchase the notional amount of the underlying instrument, at par, if a credit event occurs during the term of the swap. The Fund may enter into credit default swaps in which either it or its counterparty act as guarantors. By acting as the guarantor of a swap, a fund assumes the market and credit risk of the underlying instrument including liquidity and loss of value.

Swaps are marked-to-market daily based on dealer-supplied valuations and changes in value are recorded as unrealized appreciation (depreciation). Periodic payments and premiums received or made by the Fund are recorded in the accompanying Statement of Operations as realized gains or losses, respectively. Gains or losses are realized upon early termination of the swap agreement. Collateral, in the form of cash or securities, may be required to be held in segregated accounts with a fund's custodian in compliance with swap contracts. Risks may exceed amounts recognized on the Statement of Assets and Liabilities. These risks include changes in the returns of the underlying instruments, failure of the counterparties to perform under the contracts' terms and the possible lack of liquidity with respect to the swap agreements. Details of swap agreements open at period end are included in the Fund's Schedule of Investments under the caption "Swap Agreements".

Mortgage Dollar Rolls. To earn additional income, the Fund may employ trading strategies which involve the sale and simultaneous agreement to repurchase similar securities ("mortgage dollar rolls") or the purchase and simultaneous agreement to sell similar securities ("reverse mortgage dollar rolls"). The securities traded are mortgage securities and bear the same interest rate but may be collateralized by different pools of mortgages. During the period between the sale and repurchase in a mortgage dollar roll transaction, a fund will not be entitled to receive interest and principal payments on the

Annual Report

Notes to Financial Statements - continued

(Amounts in thousands except ratios)

4. Operating Policies - continued

Mortgage Dollar Rolls - continued

securities sold but will invest the proceeds of the sale in other securities which may enhance the yield and total return. In addition, the difference between the sale price and the future purchase price is recorded as an adjustment to investment income. During the period between the purchase and subsequent sale in a reverse mortgage dollar roll transaction a fund is entitled to interest and principal payments on the securities purchased. The price differential between the purchase and sale is recorded as an adjustment to investment income. Losses may arise due to changes in the value of the securities or if the counterparty does not perform under the terms of the agreement. If the counterparty files for bankruptcy or becomes insolvent, a fund's right to repurchase or sell securities may be limited.

5. Purchases and Sales of Investments.

Purchases and sales of securities (including the Fixed-Income Central Funds), other than short-term securities, U.S. government securities and non-taxable in-kind transactions, aggregated $4,640,665 and $3,071,799, respectively.

6. Fees and Other Transactions with Affiliates.

Management Fee and Expense Contract. FMR and its affiliates provide the Fund with investment management related services for which the Fund pays a monthly management fee. The management fee is the sum of an individual fund fee rate that is based on an annual rate of .20% of the Fund's average net assets and a group fee rate that averaged .12% during the period. The group fee rate is based upon the average net assets of all the mutual funds advised by FMR. The group fee rate decreases as assets under management increase and increases as assets under management decrease. For the period, the total annual management fee rate was .32% of the Fund's average net assets.

In addition, under the expense contract, FMR pays all class-level expenses for Investment Grade Bond, so that the total expenses, except the compensation of the independent Trustees and certain other expenses such as interest expense, including commitment fees do not exceed .45% of the Class' average net assets. This agreement does not apply to any of the other classes and any change or modification that would increase expenses can only be made with shareholder approval.

FMR pays a portion of the management fees received from the Fund to the Fidelity Central Funds' investment advisers, who are also affiliates, for managing the assets of the Fidelity Central Funds.

Distribution and Service Plan. In accordance with Rule 12b-1 of the 1940 Act, the Fund has adopted separate Distribution and Service Plans for each class of shares.

Annual Report

6. Fees and Other Transactions with Affiliates - continued

Distribution and Service Plan - continued

Certain classes pay Fidelity Distributors Corporation (FDC), an affiliate of FMR, separate Distribution and Service Fees, each of which is based on an annual percentage of each class' average net assets. In addition, FDC may pay financial intermediaries for selling shares of the Fund and providing shareholder support services. For the period, the Distribution and Service Fee rates and the total amounts paid to and retained by FDC were as follows:

	Distribution Fee	Service Fee	Paid to FDC	Retained by FDC
Class A	0%	.25%	$ 127	$ 31
Class T	0%	.25%	162	3
Class B	.65%	.25%	89	64
Class C	.75%	.25%	144	33
			$ 522	$ 131

On January 18, 2007, the Board of Trustees approved an increase in Class A's Service fee from .15% to .25%, effective April 1, 2007.

Sales Load. FDC receives a front-end sales charge of up to 4.00% for selling Class A shares and Class T shares (4.75% for Class A and 3.50% for Class T prior to April 1, 2007), some of which is paid to financial intermediaries for selling shares of the Fund. FDC receives the proceeds of contingent deferred sales charges levied on Class A, Class T, Class B, and Class C redemptions. These charges depend on the holding period. The deferred sales charges range from 5% to 1% for Class B, 1% for Class C, ..75% to .50% for certain purchases of Class A shares and .25% for certain purchases of Class T shares.

For the period, sales charge amounts retained by FDC were as follows:

Retained by FDC
Class A	$ 17
Class T	6
Class B*	28
Class C*	2
$ 53

* When Class B and Class C shares are initially sold, FDC pays commissions from its own resources to financial intermediaries through which the sales are made.

Transfer Agent Fees. Fidelity Investments Institutional Operations Company, Inc. (FIIOC), an affiliate of FMR, is the transfer, dividend disbursing and shareholder servicing agent for each class of the Fund, except for Investment Grade Bond. Fidelity Service Company, Inc. (FSC), an affiliate of FMR, is the transfer agent for Investment Grade

Annual Report

Notes to Financial Statements - continued

(Amounts in thousands except ratios)

6. Fees and Other Transactions with Affiliates - continued

Transfer Agent Fees - continued

Bond shares. FIIOC receives account fees and asset-based fees that vary according to the account size and type of account of the shareholders of the respective classes of the Fund. FSC receives an asset-based fee of .10% of Investment Grade Bond's average net assets. FIIOC and FSC pay for typesetting, printing and mailing of shareholder reports, except proxy statements. For the period, the total transfer agent fees paid by each class to FIIOC or FSC, were as follows:

	Amount	% of Average Net Assets
Class A	$ 130.20
Class T	131.20
Class B	25.25
Class C	29.20
Investment Grade Bond	11,168.10
Institutional Class	43.13
	$ 11,526

Fundwide Operations Fee. Pursuant to the Fundwide Operations and Expense Agreement (FWOE), FMR has agreed to provide for fund level expenses (which do not include transfer agent, Rule 12b-1 fees, compensation of the independent trustees, interest (including commitment fees), taxes or extraordinary expenses, if any) in return for a FWOE fee equal to .35% less the total amount of the management fee. The FWOE paid by the Fund is reduced by an amount equal to the fees and expenses paid to the independent trustees. For the period, the FWOE fee was equivalent to an annual rate of .03% of average net assets.

Exchange-In-Kind. During the period, the Fund exchanged securities for shares of four newly created Fidelity Fixed-Income Central Funds, all of which are affiliated investment companies managed by FIMM, an affiliate of FMR. The Fund delivered securities to each Fixed-Income Central Fund in exchange for shares of each respective Fixed-Income Central Fund, as presented in the accompanying table. Each exchange is considered a non-taxable exchange for federal income tax purposes, with no gain or loss recognized by the Fund or its shareholders.

Fidelity Fixed-Income Central Fund	Value of Securities Delivered (including accrued interest)	Unrealized Appreciation/ (Depreciation)	Shares of Fixed-Income Central Fund Exchanged
1-3 Year Duration Securitized Bond Central Fund	$ 348,124	$ (4,288)	3,481

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6. Fees and Other Transactions with Affiliates - continued

Exchange-In-Kind - continued

Fidelity Fixed-Income Central Fund	Value of Securities Delivered (including accrued interest)	Unrealized Appreciation/ (Depreciation)	Shares of Fixed-Income Central Fund Exchanged
2-5 Year Duration Securitized Bond Central Fund	642,867	(751)	6,429
Corporate Bond 1-5 Year Central Fund	854,634	1,964	8,546
Mortgage Backed Securities Central Fund	2,240,754	(1,346)	22,408
Total	$ 4,086,379	$ (4,421)	40,864

On April 27, 2007, the Fund purchased 4,113 shares of Fidelity Ultra Short Central Fund, an affiliated entity, valued at $407,305 by transferring securities of equal value, including accrued interest. This is considered taxable for federal income tax purposes, and the Fund recognized a gain of $616.

7. Committed Line of Credit.

The Fund participates with other funds managed by FMR in a $4.2 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The Fund has agreed to pay commitment fees on its pro rata portion of the line of credit, which amounted to $26 and is reflected in Miscellaneous Expense on the Statement of Operations. During the period, there were no borrowings on this line of credit.

8. Security Lending.

The Fund lends portfolio securities from time to time in order to earn additional income. On the settlement date of the loan, the Fund receives collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of business of the Fund and any additional required collateral is delivered to the Fund on the next business day. If the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, a fund could experience delays and costs in recovering the securities loaned or in gaining access to the collateral. Any cash collateral received is invested in cash equivalents. The value of loaned securities and cash collateral at period end are disclosed on the Fund's Statement of Assets and Liabilities. Security lending income represents the income earned on investing cash collateral, less fees and expenses associated with the loan, plus any

Annual Report

Notes to Financial Statements - continued

(Amounts in thousands except ratios)

8. Security Lending - continued

premium payments that may be received on the loan of certain types of securities. Security lending income is presented in the Statement of Operations as a component of interest income. Net income from lending portfolio securities during the period amounted to $762.

9. Expense Reductions.

Through arrangements with the Fund's custodian and each class' transfer agent, credits realized as a result of uninvested cash balances were used to reduce the Fund's expenses. During the period, these credits reduced the Fund's management fee by $129. During the period, credits reduced each class' transfer agent expense as noted in the table below.

Transfer Agent expense reduction
Class A	$ 5
Class T	4
Investment Grade Bond	840
Institutional Class	2
$ 851

10. Other.

The Fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

In September 2006, FIIOC, a transfer agent of the Fund, notified the Fund that the Fund's books and records did not reflect a conversion of certain Class B to Class A shares upon their conversion date. In March 2007, FIIOC converted the relevant Class B shares to Class A shares and recorded the conversion in the books and records of the Fund which did not result in a material impact to the Fund's reported net assets or results of operations in the accompanying financial statements. FIIOC has remediated affected shareholders.

At the end of the period, Fidelity Freedom 2010 Fund and Fidelity Freedom 2020 Fund were the owners of record of approximately 13% and 12%, respectively, of the total outstanding shares of the Fund. The Fidelity Freedom Funds were the owners of record, in the aggregate, of approximately 42% of the total outstanding shares of the Fund.

Annual Report

11. Distributions to Shareholders.

Distributions to shareholders of each class were as follows:

	August 31, 2007	Four months ended August 31, 2006	April 30, 2006
From net investment income
Class A	$ 3,068	$ 557	$ 1,232
Class T	3,063	768	2,022
Class B	397	105	289
Class C	572	104	234
Investment Grade Bond	568,231	125,340	300,091
Institutional Class	1,724	388	877
Total	$ 577,055	$ 127,262	$ 304,745
From net realized gain
Class A	$ 77	$ -	$ 293
Class T	85	-	479
Class B	13	-	86
Class C	16	-	71
Investment Grade Bond	14,456	-	65,359
Institutional Class	41	-	172
Total	$ 14,688	$ -	$ 66,460

12. Share Transactions.

Transactions for each class of shares were as follows:

Shares
	Year ended August 31, 2007	Four months ended August 31, 2006	Year ended April 30, 2006
Class A
Shares sold	7,301	1,787	5,817
Reinvestment of distributions	414	74	170
Shares redeemed	(2,974)	(775)	(4,972)
Net increase (decrease)	4,741	1,086	1,015
Class T
Shares sold	4,101	1,019	3,807
Reinvestment of distributions	423	104	334
Shares redeemed	(3,090)	(1,054)	(2,644)
Net increase (decrease)	1,434	69	1,497
Class B
Shares sold	407	115	488
Reinvestment of distributions	43	11	41
Shares redeemed	(365)	(151)	(388)
Net increase (decrease)	85	(25)	141

Annual Report

Notes to Financial Statements - continued

(Amounts in thousands except ratios)

12. Share Transactions - continued

Shares
	Year ended August 31, 2007	Four months ended August 31, 2006	Year ended April 30, 2006
Class C
Shares sold	1,716	183	850
Reinvestment of distributions	54	12	35
Shares redeemed	(791)	(126)	(474)
Net increase (decrease)	979	69	411
Investment Grade Bond
Shares sold	397,704	69,585	296,083
Issued in exchange for shares of Spartan Investment Grade Bond Fund	-	250,883	-
Reinvestment of distributions	77,325	16,933	48,523
Shares redeemed	(220,217)	(66,028)	(132,782)
Net increase (decrease)	254,812	271,373	211,824
Institutional Class
Shares sold	3,197	907	1,805
Reinvestment of distributions	177	46	125
Shares redeemed	(1,627)	(517)	(515)
Net increase (decrease)	1,747	436	1,415
Dollars
	Year ended August 31, 2007	Four months ended August 31, 2006	Year ended April 30, 2006
Class A
Shares sold	$ 53,656	$ 12,921	$ 42,930
Reinvestment of distributions	3,036	536	1,256
Shares redeemed	(21,797)	(5,603)	(36,700)
Net increase (decrease)	$ 34,895	$ 7,854	$ 7,486
Class T
Shares sold	$ 30,149	$ 7,370	$ 28,191
Reinvestment of distributions	3,102	757	2,473
Shares redeemed	(22,619)	(7,604)	(19,510)
Net increase (decrease)	$ 10,632	$ 523	$ 11,154
Class B
Shares sold	$ 2,988	$ 830	$ 3,626
Reinvestment of distributions	314	82	301
Shares redeemed	(2,676)	(1,094)	(2,863)
Net increase (decrease)	$ 626	$ (182)	$ 1,064

Annual Report

12. Share Transactions - continued

Dollars
	Year ended August 31, 2007	Four months ended August 31, 2006	Year ended April 30, 2006
Class C
Shares sold	$ 12,632	$ 1,328	$ 6,307
Reinvestment of distributions	397	89	261
Shares redeemed	(5,778)	(914)	(3,511)
Net increase (decrease)	$ 7,251	$ 503	$ 3,057
Investment Grade Bond
Shares sold	$ 2,923,221	$ 506,029	$ 2,186,923
Issued in exchange for shares of Spartan Investment Grade Bond Fund	-	1,823,921	-
Reinvestment of distributions	567,650	122,970	359,152
Shares redeemed	(1,612,267)	(478,951)	(979,977)
Net increase (decrease)	$ 1,878,604	$ 1,973,969	$ 1,566,098
Institutional Class
Shares sold	$ 23,420	$ 6,594	$ 13,369
Reinvestment of distributions	1,297	334	926
Shares redeemed	(11,902)	(3,742)	(3,804)
Net increase (decrease)	$ 12,815	$ 3,186	$ 10,491

13. Credit Risk.

The Fund invests a portion of its assets in securities of issuers that hold mortgage securities, including subprime mortgage securities. The value of these securities is sensitive to changes in economic conditions, including delinquencies and/or defaults, and may be adversely affected by shifts in the market's perception of the issuers and changes in interest rates.

Annual Report

Report of Independent Registered Public Accounting Firm

To the Trustees of Fidelity Fixed-Income Trust and the Shareholders of Fidelity Investment Grade Bond Fund:

In our opinion, the accompanying statement of assets and liabilities, including the schedule of investments, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of Fidelity Investment Grade Bond Fund (a fund of Fidelity Fixed-Income Trust) at August 31, 2007, the results of its operations for the year then ended, the changes in its net assets for each of the periods indicated and the financial highlights for each of the periods indicated, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as "financial statements") are the responsibility of the Fidelity Investment Grade Bond Fund's management. Our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at August 31, 2007 by correspondence with the custodian and brokers, provide a reasonable basis for our opinion.

/s/ PricewaterhouseCoopers LLP

PricewaterhouseCoopers LLP

Boston, Massachusetts

November 2, 2007

Annual Report

Trustees and Officers

The Trustees, Members of the Advisory Board, and executive officers of the trust and fund, as applicable, are listed below. The Board of Trustees governs the fund and is responsible for protecting the interests of shareholders. The Trustees are experienced executives who meet periodically throughout the year to oversee the fund's activities, review contractual arrangements with companies that provide services to the fund, and review the fund's performance. Except for James C. Curvey, each of the Trustees oversees 369 funds advised by FMR or an affiliate. Mr. Curvey oversees 339 funds advised by FMR or an affiliate.

The Trustees hold office without limit in time except that (a) any Trustee may resign; (b) any Trustee may be removed by written instrument, signed by at least two-thirds of the number of Trustees prior to such removal; (c) any Trustee who requests to be retired or who has become incapacitated by illness or injury may be retired by written instrument signed by a majority of the other Trustees; and (d) any Trustee may be removed at any special meeting of shareholders by a two-thirds vote of the outstanding voting securities of the trust. Each Trustee who is not an interested person (as defined in the 1940 Act) (Independent Trustee), shall retire not later than the last day of the calendar year in which his or her 72nd birthday occurs. The Independent Trustees may waive this mandatory retirement age policy with respect to individual Trustees. The executive officers and Advisory Board Members hold office without limit in time, except that any officer and Advisory Board Member may resign or may be removed by a vote of a majority of the Trustees at any regular meeting or any special meeting of the Trustees. Except as indicated, each individual has held the office shown or other offices in the same company for the past five years.

The fund's Statement of Additional Information (SAI) includes more information about the Trustees. To request a free copy, call Fidelity at 1-877-208-0098.

Interested Trustees*:

Correspondence intended for each Trustee who is an interested person may be sent to Fidelity Investments, 82 Devonshire Street, Boston, Massachusetts 02109.

Name, Age; Principal Occupation
Edward C. Johnson 3d (77)

Year of Election or Appointment: 1984

Mr. Johnson is Chairman of the Board of Trustees. Mr. Johnson serves as President (2006-present), Chief Executive Officer, Chairman, and a Director of FMR LLC; Chairman and a Director of FMR; Chairman and a Director of Fidelity Research & Analysis Company (FRAC); Chairman and a Director of Fidelity Investments Money Management, Inc.; and Chairman (2001-present) and a Director of FMR Co., Inc. In addition, Mr. Johnson serves as Chairman and Director of Fidelity International Limited (FIL).

James C. Curvey (72)

Year of Election or Appointment: 2007

Mr. Curvey also serves as Trustee (2007-present) or Member of the Advisory Board (2007-present) of other investment companies advised by FMR. Mr. Curvey is a Director of FMR and FMR Co., Inc. (2007-
present). Mr. Curvey is also Vice Chairman (2006-present) and Director of FMR LLC. Mr. Curvey joined Fidelity in 1982 and served in numerous senior management positions, including President and Chief Operating Officer of FMR LLC (1997-2000) and President of Fidelity Strategic Investments (2000-2002). In addition, he serves as a member of the Board of Directors of Geerlings & Wade, Inc. (wine distribution).

* Trustees have been determined to be "Interested Trustees" by virtue of, among other things, their affiliation with the trust or various entities under common control with FMR. FMR Corp. merged with FMR LLC on October 1, 2007. Any references to FMR LLC for prior periods are deemed to be references to the prior entity.

Independent Trustees:

Correspondence intended for each Independent Trustee (that is, the Trustees other than the Interested Trustees) may be sent to Fidelity Investments, P.O. Box 55235, Boston, Massachusetts 02205-5235.

Name, Age; Principal Occupation
Dennis J. Dirks (59)

Year of Election or Appointment: 2005

Prior to his retirement in May 2003, Mr. Dirks was Chief Operating Officer and a member of the Board of The Depository Trust & Clearing Corporation (DTCC) (1999-2003). He also served as President, Chief Operating Officer, and Board member of The Depository Trust Company (DTC) (1999-2003) and President and Board member of the National Securities Clearing Corporation (NSCC) (1999-2003). In addition, Mr. Dirks served as Chief Executive Officer and Board member of the Government Securities Clearing Corporation (2001-2003) and Chief Executive Officer and Board member of the Mortgage-Backed Securities Clearing Corporation (2001-2003). Mr. Dirks also serves as a Trustee and a member of the Finance Committee of Manhattan College (2005-present) and a Trustee and a member of the Finance Committee of AHRC of Nassau County (2006-present).

Albert R. Gamper, Jr. (65)

Year of Election or Appointment: 2006

Prior to his retirement in December 2004, Mr. Gamper served as Chairman of the Board of CIT Group Inc. (commercial finance). During his tenure with CIT Group Inc. Mr. Gamper served in numerous senior management positions, including Chairman (1987-1989; 1999-2001; 2002-2004), Chief Executive Officer (1987-2004), and President (1989-2002). He currently serves as a member of the Board of Directors of Public Service Enterprise Group (utilities, 2001-present), Chairman of the Board of Governors, Rutgers University (2004-present), and Chairman of the Board of Saint Barnabas Health Care System.

George H. Heilmeier (71)

Year of Election or Appointment: 2004

Dr. Heilmeier is Chairman Emeritus of Telcordia Technologies (communication software and systems), where prior to his retirement, he served as company Chairman and Chief Executive Officer. He currently serves on the Boards of Directors of The Mitre Corporation (systems engineering and information technology support for the government), and HRL Laboratories (private research and development, 2004-present). He is Chairman of the General Motors Science & Technology Advisory Board and a Life Fellow of the Institute of Electrical and Electronics Engineers (IEEE). Dr. Heilmeier is a member of the Defense Science Board and the National Security Agency Advisory Board. He is also a member of the National Academy of Engineering, the American Academy of Arts and Sciences, and the Board of Overseers of the School of Engineering and Applied Science of the University of Pennsylvania. Previously, Dr. Heilmeier served as a Director of TRW Inc. (automotive, space, defense, and information technology, 1992-2002), Compaq (1994-2002), Automatic Data Processing, Inc. (ADP) (technology-based business outsourcing, 1995-2002), INET Technologies Inc. (telecommunications network surveillance, 2001-2004), and Teletech Holdings (customer management services). He is the recipient of the 2005 Kyoto Prize in Advanced Technology for his invention of the liquid crystal display, and a member of the Consumer Electronics Hall of Fame.

James H. Keyes (66)

Year of Election or Appointment: 2007

Prior to his retirement in 2003, Mr. Keyes was Chairman, President, and Chief Executive Officer of Johnson Controls, Inc. (automotive supplier, 1993-2003). He currently serves as a member of the boards of LSI Logic Corporation (semiconductor technologies), Navistar International Corporation (manufacture and sale of trucks, buses, and diesel engines, 2002-present), and Pitney Bowes, Inc. (integrated mail, messaging, and document management solutions).

Marie L. Knowles (60)

Year of Election or Appointment: 2001

Prior to Ms. Knowles' retirement in June 2000, she served as Executive Vice President and Chief Financial Officer of Atlantic Richfield Company (ARCO) (diversified energy, 1996-2000). From 1993 to 1996, she was a Senior Vice President of ARCO and President of ARCO Transportation Company. She served as a Director of ARCO from 1996 to 1998. She currently serves as a Director of Phelps Dodge Corporation (copper mining and manufacturing) and McKesson Corporation (healthcare service, 2002-present). Ms. Knowles is a Trustee of the Brookings Institution and the Catalina Island Conservancy and also serves as a member of the Advisory Board for the School of Engineering of the University of Southern California.

Ned C. Lautenbach (63)

Year of Election or Appointment: 2000

Mr. Lautenbach is Chairman of the Independent Trustees (2006-present). Mr. Lautenbach has been a partner of Clayton, Dubilier & Rice, Inc. (private equity investment firm) since September 1998. Previously, Mr. Lautenbach was with the International Business Machines Corporation (IBM) from 1968 until his retirement in 1998. Mr. Lautenbach serves as a Director of Sony Corporation (2006-present) and Eaton Corporation (diversified industrial) as well as the Philharmonic Center for the Arts in Naples, Florida. He also is a member of the Board of Trustees of Fairfield University (2005-present), as well as a member of the Council on Foreign Relations.

Cornelia M. Small (63)

Year of Election or Appointment: 2005

Ms. Small is a member (2000-present) and Chairperson (2002-present) of the Investment Committee, and a member (2002-present) of the Board of Trustees of Smith College. Previously, she served as Chief Investment Officer (1999-2000), Director of Global Equity Investments (1996-1999), and a member of the Board of Directors of Scudder, Stevens & Clark (1990-1997) and Scudder Kemper Investments (1997-1999). In addition, Ms. Small served as Co-Chair (2000-2003) of the Annual Fund for the Fletcher School of Law and Diplomacy.

William S. Stavropoulos (68)

Year of Election or Appointment: 2001

Mr. Stavropoulos is Chairman Emeritus of the Board of Directors of The Dow Chemical Company. Since joining The Dow Chemical Company in 1967, Mr. Stavropoulos served in numerous senior management positions, including President (1993-2000; 2002-2003), CEO (1995-2000; 2002-2004), and Chairman of the Executive Committee (2000-2004). Currently, he is a Director of NCR Corporation (data warehousing and technology solutions), Chemical Financial Corporation, Maersk Inc. (industrial conglomerate, 2002-present), Tyco International, Inc. (multinational manufacturing and services, 2007-present), and a member of the Advisory Board for Metalmark Capital (private equity investment firm, 2005-present). He is a special advisor to Clayton, Dubilier & Rice, Inc., a private equity investment firm. He also serves as a member of the Board of Trustees of the American Enterprise Institute for Public Policy Research. In addition, Mr. Stavropoulos is a member of The Business Council, J.P. Morgan International Council and the University of Notre Dame Advisory Council for the College of Science.

Kenneth L. Wolfe (68)

Year of Election or Appointment: 2005

Prior to his retirement in 2001, Mr. Wolfe was Chairman and Chief Executive Officer of Hershey Foods Corporation (1993-2001). He currently serves as a member of the boards of Adelphia Communications Corporation (2003-present), Bausch & Lomb, Inc., and Revlon Inc. (2004-present).

Advisory Board Members and Executive Officers**:

Correspondence intended for Mr. Mauriello and Mr. Wiley may be sent to Fidelity Investments, P.O. Box 55235, Boston, Massachusetts 02205-5235. Correspondence intended for each executive officer and Mr. Lynch may be sent to Fidelity Investments, 82 Devonshire Street, Boston, Massachusetts 02109.

Peter S. Lynch (63)

Year of Election or Appointment: 2003

Member of the Advisory Board of Fidelity Fixed-Income Trust. Mr. Lynch is Vice Chairman and a Director of FMR, and Vice Chairman (2001-present) and a Director of FMR Co., Inc. Previously, Mr. Lynch served as a Trustee of the Fidelity funds (1990-2003). In addition, he serves as a Trustee of Boston College and as the Chairman of the Inner-City Scholarship Fund.

Joseph Mauriello (62)

Year of Election or Appointment: 2007

Member of the Advisory Board of Fidelity Fixed-Income Trust. Prior to his retirement in January 2006, Mr. Mauriello served in numerous senior management positions including Deputy Chairman and Chief Operating Officer (2004-2005), and Vice Chairman of Financial Services (2002-2004) of KPMG LLP US (professional services firm, 1965-2005). Mr. Mauriello currently serves as a member of the Board of Directors of XL Capital Ltd., (global insurance and re-insurance company, 2006-present) and of Arcadia Resources Inc., (health care services and products, 2007-present). He also served as a Director of the Hamilton Funds of the Bank of New York (2006-2007).

Michael E. Wiley (56)

Year of Election or Appointment: 2007

Member of the Advisory Board of Fidelity Fixed-Income Trust. Mr. Wiley also serves as Sr. Energy Advisor of Katzenbach Partners, LLC (consulting firm, 2006-present) and a member of the Board of Trustees of the University of Tulsa (2000-2006; 2007-present). He serves as a Director of Tesoro Corporation (independent oil refiner and marketer, 2005- present), and a Director of Bill Barrett Corporation (exploration and production company, 2005-present). In addition, he also serves as a Director of Post Oak Bank (privately-held bank, 2004-present), and an Advisory Director of Riverstone Holdings (private investment firm). Previously, Mr. Wiley served as Chairman, President, and CEO of Baker Hughes, Inc. (oilfield services company, 2000-2004), and as Director of Spinnaker Exploration Company (exploration and production company, 2001-2005).

Kimberley H. Monasterio (43)

Year of Election or Appointment: 2007

President and Treasurer of the fund. Ms. Monasterio also serves as President and Treasurer of other Fidelity funds (2007-present) and is an employee of FMR (2004-present). Previously, Ms. Monasterio served as Deputy Treasurer of the Fidelity funds (2004-2006). Before joining Fidelity Investments, Ms. Monasterio served as Treasurer (2000-2004) and Chief Financial Officer (2002-2004) of the Franklin Templeton Funds and Senior Vice President of Franklin Templeton Services, LLC (2000-2004).

Boyce I. Greer (51)

Year of Election or Appointment: 2006

Vice President of the fund. Mr. Greer also serves as Vice President of certain Asset Allocation Funds (2005-present), Fixed-Income Funds (2006-present), and Money Market Funds (2006-present). Mr. Greer is also a Trustee of other investment companies advised by FMR (2003-present). Mr. Greer is an Executive Vice President of FMR (2005-present) and FMR Co., Inc. (2005-present), and Senior Vice President of Fidelity Investments Money Management, Inc. (2006-present). Previously, Mr. Greer served as Vice President of certain Fidelity Equity Funds (2005-2007), a Director and Managing Director of Strategic Advisers, Inc. (2002- 2005), and Executive Vice President (2000-2002) and Money Market Group Leader (1997-2002) of the Fidelity Investments Fixed Income Division. Mr. Greer also served as Vice President of Fidelity's Money Market Funds (1997-2002), Senior Vice President of FMR (1997-2002), and Vice President of FIMM (1998-2002).

David L. Murphy (59)

Year of Election or Appointment: 2005

Vice President of Investment Grade Bond. Mr. Murphy also serves as Vice President of Fidelity's Money Market Funds (2002-present) and Fixed-Income Funds (2005- present). Mr. Murphy serves as Senior Vice President (2000-present) and Head (2004-present) of the Fidelity Investments Fixed Income Division. Mr. Murphy is also a Senior Vice President of Fidelity Investments Money Management, Inc. (2003-present) and an Executive Vice President of FMR (2005-present). Previously, Mr. Murphy served as Money Market Group Leader (2002-2004), Bond Group Leader (2000-2002), and Vice President of certain Asset Allocation Funds (2003-2007), Balanced Funds (2005-2007), Fidelity's Taxable Bond Funds (2000-2002) and Fidelity's Municipal Bond Funds (2001-2002).

Thomas J. Silvia (46)

Year of Election or Appointment: 2005

Vice President of Investment Grade Bond. Mr. Silvia also serves as Vice President of Fidelity's Fixed-Income Funds (2005-present) and Senior Vice President and Bond Group Leader of the Fidelity Investments Fixed-Income Division (2005-present). Previously, Mr. Silvia served as Vice President of certain Balanced Funds (2005-2007), certain Asset Allocation Funds (2005-2007), a Director of Fidelity's Taxable Bond portfolio managers (2002-2004) and a portfolio manager in the Bond Group (1997-2004).

Eric D. Roiter (58)

Year of Election or Appointment: 1998

Secretary of the fund. He also serves as Secretary of other Fidelity funds; Vice President, General Counsel, and Secretary of FMR Co., Inc. (2001-present) and FMR; Assistant Secretary of Fidelity Management & Research (U.K.) Inc. (2001-present), Fidelity Research & Analysis Company (2001-present), and Fidelity Investments Money Management, Inc. (2001-present). Mr. Roiter is an Adjunct Member, Faculty of Law, at Boston College Law School (2003-present). Previously, Mr. Roiter served as Vice President and Secretary of [Fidelity Distributors Corporation (FDC)/FDC] (1998-2005).

Scott C. Goebel (39)
Year of Election or Appointment: 2007 Assistant Secretary of the fund. Mr. Goebel also serves as Assistant Secretary of other Fidelity funds (2007-present), and is an employee of FMR.
R. Stephen Ganis (41)

Year of Election or Appointment: 2006

Anti-Money Laundering (AML) officer of the fund. Mr. Ganis also serves as AML officer of other Fidelity funds (2006-present) and FMR LLC (2003-present). Before joining Fidelity Investments, Mr. Ganis practiced law at Goodwin Procter, LLP (2000-2002).

Joseph B. Hollis (59)

Year of Election or Appointment: 2006

Chief Financial Officer of the fund. Mr. Hollis also serves as Chief Financial Officer of other Fidelity funds. Mr. Hollis is President of Fidelity Pricing and Cash Management Services (FPCMS) (2005-present). Mr. Hollis also serves as President and Director of Fidelity Service Company, Inc. (2006-present). Previously, Mr. Hollis served as Senior Vice President of Cash Management Services (1999-2002) and Investment Management Operations (2002-2005).

Kenneth A. Rathgeber (60)

Year of Election or Appointment: 2004

Chief Compliance Officer of the fund. Mr. Rathgeber also serves as Chief Compliance Officer of other Fidelity funds (2004-present) and Executive Vice President of Risk Oversight for Fidelity Investments (2002-present). He is Chief Compliance Officer of FMR (2005-present), FMR Co., Inc. (2005-present), Fidelity Management & Research (U.K.) Inc. (2005-present), Fidelity Research & Analysis Company (2005-
present), Fidelity Investments Money Management, Inc. (2005-present), and Strategic Advisers, Inc. (2005-present). Previously, Mr. Rathgeber served as Executive Vice President and Chief Operating Officer for Fidelity Investments Institutional Services Company, Inc. (1998-2002).

Bryan A. Mehrmann (46)

Year of Election or Appointment: 2005

Deputy Treasurer of the fund. Mr. Mehrmann also serves as Deputy Treasurer of other Fidelity funds (2005-present) and is an employee of FMR. Previously, Mr. Mehrmann served as Vice President of Fidelity Investments Institutional Services Group (FIIS)/Fidelity Investments Institutional Operations Corporation, Inc. (FIIOC) Client Services (1998-2004).

Kenneth B. Robins (38)

Year of Election or Appointment: 2005

Deputy Treasurer of the fund. Mr. Robins also serves as Deputy Treasurer of other Fidelity funds (2005-present) and is an employee of FMR (2004-present). Before joining Fidelity Investments, Mr. Robins worked at KPMG LLP, where he was a partner in KPMG's department of professional practice (2002-2004) and a Senior Manager (1999-2000). In addition, Mr. Robins served as Assistant Chief Accountant, United States Securities and Exchange Commission (2000-2002).

Robert G. Byrnes (40)

Year of Election or Appointment: 2005

Assistant Treasurer of the fund. Mr. Byrnes also serves as Assistant Treasurer of other Fidelity funds (2005-present) and is an employee of FMR (2005-present). Previously, Mr. Byrnes served as Vice President of FPCMS (2003-2005). Before joining Fidelity Investments, Mr. Byrnes worked at Deutsche Asset Management where he served as Vice President of the Investment Operations Group (2000-2003).

Peter L. Lydecker (53)
Year of Election or Appointment: 2004 Assistant Treasurer of the fund. Mr. Lydecker also serves as Assistant Treasurer of other Fidelity funds (2004) and is an employee of FMR.
Gary W. Ryan (49)

Year of Election or Appointment: 2005

Assistant Treasurer of the fund. Mr. Ryan also serves as Assistant Treasurer of other Fidelity funds (2005-present) and is an employee of FMR (2005-present). Previously, Mr. Ryan served as Vice President of Fund Reporting in FPCMS (1999-2005).

** FMR Corp. merged with FMR LLC on October 1, 2007. Any references to FMR LLC for prior periods are deemed to be references to the prior entity.

Annual Report

Distributions

A total of 2.62% of the dividends distributed during the fiscal year was derived from interest on U.S. Government securities which is generally exempt from state income tax.

The fund designates $431,164,671 of distributions paid during the period January 1, 2007 to August 31, 2007 as qualifying to be taxed as interest-related dividends for nonresident alien shareholders.

The fund will notify shareholders in January 2008 of amounts for use in preparing 2007 income tax returns.

Annual Report

Board Approval of Investment Advisory Contracts and Management Fees

Fidelity Investment Grade Bond Fund

Each year, typically in June, the Board of Trustees, including the Independent Trustees (together, the Board), votes on the renewal of the management contract and sub-advisory agreements (together, the Advisory Contracts) for the fund. The Board, assisted by the advice of fund counsel and Independent Trustees' counsel, requests and considers a broad range of information throughout the year.

The Board meets regularly each month except August and takes into account throughout the year matters bearing on Advisory Contracts. The Board, acting directly and through its separate committees, considers at each of its meetings factors that are relevant to the annual renewal of the fund's Advisory Contracts, including the services and support provided to the fund and its shareholders. At the time of the renewal, the Board had 12 standing committees, each composed of Independent Trustees with varying backgrounds, to which the Board has assigned specific subject matter responsibilities in order to enhance effective decision-making by the Board. Each committee has adopted a written charter outlining the structure and purposes of the committee. One such committee, the Fixed-Income Contract Committee, meets periodically as needed throughout the year to consider matters specifically related to the annual renewal of Advisory Contracts. The committee requests and receives information on, and makes recommendations to the Independent Trustees concerning, the approval and annual review of the Advisory Contracts.

At its June 2007 meeting, the Board of Trustees, including the Independent Trustees, unanimously determined to renew the Advisory Contracts for the fund. In reaching its determination, the Board considered all factors it believed relevant, including (i) the nature, extent, and quality of the services to be provided to the fund and its shareholders (including the investment performance of the fund); (ii) the competitiveness of the management fee and total expenses of the fund; (iii) the total costs of the services to be provided by and the profits to be realized by the investment adviser and its affiliates from the relationship with the fund; (iv) the extent to which economies of scale would be realized as the fund grows; and (v) whether fee levels reflect these economies of scale, if any, for the benefit of fund shareholders. The Board also approved amendments to the fund's agreements with foreign sub-advisers to clarify that each sub-adviser provides services as an independent contractor.

In determining whether to renew the Advisory Contracts for the fund, the Board ultimately reached a determination, with the assistance of fund counsel and Independent Trustees' counsel, that the renewal of the Advisory Contracts and the compensation to be received by Fidelity under the management contract is consistent with Fidelity's fiduciary duty under applicable law. In addition to evaluating the specific factors noted above, the Board, in reaching its determination, is aware that shareholders in the fund have a broad range of investment choices available to them, including a wide choice among mutual funds offered by competitors to Fidelity, and that the fund's shareholders, with the opportunity to review and weigh the disclosure provided by the fund in its prospectus and other public disclosures, have chosen to invest in this fund, managed by Fidelity.

Annual Report

Board Approval of Investment Advisory Contracts and
Management Fees - continued

Nature, Extent, and Quality of Services Provided. The Board considered staffing within the investment adviser, FMR, and the sub-advisers (together, the Investment Advisers), including the background of the fund's portfolio manager and the fund's investment objective and discipline. The Independent Trustees also had discussions with senior management of Fidelity's investment operations and investment groups. The Board considered the structure of the portfolio manager compensation program and whether this structure provides appropriate incentives.

Resources Dedicated to Investment Management and Support Services. The Board reviewed the size, education, and experience of the Investment Advisers' investment staff, their use of technology, and the Investment Advisers' approach to recruiting, training, and retaining portfolio managers and other research, advisory, and management personnel. The Board considered Fidelity's extensive global research capabilities that enable the Investment Advisers to aggregate data from various sources in an effort to produce positive investment results. The Board noted that Fidelity's analysts have access to a variety of technological tools that enable them to perform both fundamental and quantitative analysis and to specialize in various disciplines. The Board also considered that Fidelity's portfolio managers and analysts have access to daily portfolio attribution that allows for monitoring of a fund's portfolio, as well as an electronic communication system that provides immediate real-time access to research concerning issuers and credit enhancers. In addition, the Board considered the trading resources that are an integrated part of the fixed-income portfolio management investment process.

Shareholder and Administrative Services. The Board considered (i) the nature, extent, quality, and cost of advisory, administrative, distribution, and shareholder services performed by the Investment Advisers and their affiliates under the Advisory Contracts and under separate agreements covering transfer agency, pricing and bookkeeping, and securities lending services for the fund; (ii) the nature and extent of the Investment Advisers' supervision of third party service providers, principally custodians and subcustodians; and (iii) the resources devoted to, and the record of compliance with, the fund's compliance policies and procedures.

The Board noted that the growth of fund assets across the complex allows Fidelity to reinvest in the development of services designed to enhance the value or convenience of the Fidelity funds as investment vehicles. These services include 24-hour access to account information and market information through phone representatives and over the Internet, and investor education materials and asset allocation tools.

Annual Report

Investment in a Large Fund Family. The Board considered the benefits to shareholders of investing in a Fidelity fund, including the benefits of investing in a fund that is part of a large family of funds offering a variety of investment disciplines and providing for a large variety of mutual fund investor services. For example, fund shareholders are offered the privilege of exchanging shares of the fund for shares of other Fidelity funds, as set forth in the fund's prospectus, without paying a sales charge. The Board noted that, since the last Advisory Contract renewals in June 2006, Fidelity has taken a number of actions that benefited particular funds, including (i) dedicating additional resources to investment research and to restructure the investment research teams; (ii) contractually agreeing to reduce the management fee on Fidelity Advisor Floating Rate High Income Fund; (iii) contractually agreeing to reduce the management fees on Fidelity's California, Massachusetts, New Jersey, and New York AMT Tax-Free Money Market Funds, launching new Institutional Classes and Service Classes of these funds, and contractually agreeing to impose expense limitations on these funds; (iv) eliminating the exchange fee on the Fidelity Select Portfolios and reducing the pricing and bookkeeping fee rates for these funds; (v) reducing the maximum transfer agency fee rates on high income funds and certain equity funds; (vi) proposing amended management contracts that, if approved by shareholders, will add a performance adjustment component to the management fees paid by 18 Fidelity Advisor equity funds; (vii) contractually agreeing to reduce fees for Ultra-Short Central Fund and the money market Central Funds; (viii) waiving the Fidelity Advisor funds' contingent deferred sales charge on certain redemptions made through systematic withdrawal programs; and (ix) amending the management contracts for equity and fixed-income funds whose management contracts incorporate a "group fee" structure by adding four new fee "breakpoints" to the group fee rate schedules.

Investment Performance. The Board considered whether the fund has operated within its investment objective, as well as its record of compliance with its investment restrictions. It also reviewed the fund's absolute investment performance for each class, as well as the fund's relative investment performance for each class measured against (i) a broad-based securities market index, and (ii) a peer group of mutual funds deemed appropriate by the Board over multiple periods. The following charts considered by the Board show, over the one-, three-, and five-year periods ended December 31, 2006, as available, the cumulative total returns of Fidelity Investment Grade Bond (retail class) and Class C, the cumulative total returns of a broad-based securities market index ("benchmark"), and a range of cumulative total returns of a peer group of mutual funds identified by Lipper Inc. as having an investment objective similar to that of the fund. The returns of Fidelity Investment Grade Bond (retail class) and Class C show the performance of the highest and lowest performing classes, respectively (based on three-year performance). The box within each chart shows the 25th percentile return (bottom of box) and the 75th percentile return (top of box) of the peer group. Returns shown above the box are in the first quartile and returns shown below the box are in the fourth quartile. The percentage beaten numbers noted below each chart correspond to the percentile box and represent the percentage of funds in the peer group whose performance was equal to or lower than that of the class indicated.

Annual Report

Board Approval of Investment Advisory Contracts and
Management Fees - continued

Fidelity Investment Grade Bond Fund

The Board reviewed the fund's relative investment performance against its peer group and stated that the performance of Fidelity Investment Grade Bond (retail class) was in the first quartile for all the periods shown. The Board also stated that the relative investment performance of Fidelity Investment Grade Bond (retail class) compared favorably to its benchmark for all the periods shown. The Board considered that the variations in performance among the fund's classes reflect the variations in class expenses, which result in lower performance for higher expense classes.

Based on its review, and giving particular weight to the nature and quality of the resources dedicated by the Investment Advisers to maintain and improve relative performance, the Board concluded that the nature, extent, and quality of the services provided to the fund will benefit the fund's shareholders, particularly in light of the Board's view that the fund's shareholders benefit from investing in a fund that is part of a large family of funds offering a variety of investment disciplines and services.

Competitiveness of Management Fee and Total Fund Expenses. The Board considered the fund's management fee and total expenses compared to "mapped groups" of competitive funds and classes. Fidelity creates "mapped groups" by combining similar Lipper investment objective categories that have comparable management fee characteristics. Combining Lipper investment objective categories aids the Board's management fee and total expense comparisons by broadening the competitive group used for comparison and by reducing the number of universes to which various Fidelity funds are compared.

Annual Report

The Board considered two proprietary management fee comparisons for the 12-month periods shown in the chart below. The group of Lipper funds used by the Board for management fee comparisons is referred to below as the "Total Mapped Group" and, for the reasons explained above, is broader than the Lipper peer group used by the Board for performance comparisons. The Total Mapped Group comparison focuses on a fund's standing relative to the total universe of comparable funds available to investors, in terms of gross management fees before expense reimbursements or caps. "TMG %" represents the percentage of funds in the Total Mapped Group that had management fees that were lower than the fund's. For example, a TMG % of 8% means that 92% of the funds in the Total Mapped Group had higher management fees than the fund. The "Asset-Size Peer Group" (ASPG) comparison focuses on a fund's standing relative to non-Fidelity funds similar in size to the fund within the Total Mapped Group. The ASPG represents at least 15% of the funds in the Total Mapped Group with comparable asset size and management fee characteristics, subject to a minimum of 50 funds (or all funds in the Total Mapped Group if fewer than 50). Additional information, such as the ASPG quartile in which the fund's management fee ranked, is also included in the chart and considered by the Board.

Fidelity Investment Grade Bond Fund

The Board noted that the fund's management fee ranked below the median of its Total Mapped Group and below the median of its ASPG for 2006.

Annual Report

Board Approval of Investment Advisory Contracts and
Management Fees - continued

Furthermore, the Board considered that it had approved an amendment (effective June 1, 2005) to the fund's management contract that lowered the fund's individual fund fee rate from 30 basis points to 20 basis points. The Board considered that the chart reflects the fund's lower management fee for 2005, as if the lower rate were in effect for the entire year.

Based on its review, the Board concluded that the fund's management fee was fair and reasonable in light of the services that the fund receives and the other factors considered.

In its review of each class's total expenses, the Board considered the fund's management fee as well as other fund or class expenses, as applicable, such as transfer agent fees, pricing and bookkeeping fees, fund-paid 12b-1 fees, and custodial, legal, and audit fees. The Board also noted the effects of any waivers and reimbursements on fees and expenses. As part of its review, the Board also considered current and historical total expenses of each class of the fund compared to competitive fund median expenses. Each class of the fund is compared to those funds and classes in the Total Mapped Group (used by the Board for management fee comparisons) that have a similar sales load structure.

The Board also considered that the current contractual arrangements for the fund (i) have the effect of setting the total "fund-level" expenses (including, among certain other expenses, the management fee) for each class at 35 basis points, (ii) lower and limit the "class-level" transfer agent fee for Fidelity Investment Grade Bond (retail class) to 10 basis points, and (iii) limit the total expenses for Fidelity Investment Grade Bond (retail class) to 45 basis points. These contractual arrangements may not be increased without the approval of the Board and the shareholders of the applicable class. The fund's Advisor classes are subject to different class-level expenses (transfer agent fees and 12b-1 fees).

The Board noted that each class's total expenses ranked below its competitive median for 2006.

The Board recognized that the fund's management contract incorporates a "group fee" structure, which provides for lower group fee rates as total fund assets under FMR's management increase, and for higher group fee rates as total fund assets under FMR's management decrease. FMR determines the group fee rates based on a tiered asset "breakpoint" schedule. In connection with the renewal of the fund's management contract, the Board approved amendments to the fund's management contract that added four new fee breakpoints to the group fee rate schedule for assets under FMR's management above $1,386 billion. The Board considered that the group fee rate declines under both the present and amended schedules, but that under the amended schedule, the group fee rate declines faster as assets under FMR's management exceed $1,386 billion. The Board noted, however, that because the current contractual arrangements set the total fund-level expenses for each class at 35 basis points, increases or decreases in the management fee due to changes in the group fee rate will not impact total expenses.

Annual Report

In its review of total expenses, the Board also considered Fidelity fee structures and other information on clients that FMR and its affiliates service in other competitive markets, such as other mutual funds advised or subadvised by FMR or its affiliates, pension plan clients, and other institutional clients.

Based on its review, the Board concluded that the total expenses of each class of the fund were reasonable in light of the services that the fund and its shareholders receive and the other factors considered.

Costs of the Services and Profitability. The Board considered the revenues earned and the expenses incurred by Fidelity in conducting the business of developing, marketing, distributing, managing, administering and servicing the fund and its shareholders. The Board also considered the level of Fidelity's profits in respect of all the Fidelity funds.

On an annual basis, FMR presents to the Board Fidelity's profitability for the fund. Fidelity calculates the profitability for each fund, as well as aggregate profitability for groups of Fidelity funds and all Fidelity funds, using a series of detailed revenue and cost allocation methodologies which originate with the audited books and records of Fidelity. The Audit Committee of the Board reviews any significant changes from the prior year's methodologies.

PricewaterhouseCoopers LLP (PwC), independent registered public accounting firm and auditor to Fidelity and certain Fidelity funds, has been engaged annually by the Board as part of the Board's assessment of the results of Fidelity's profitability analysis. PwC's engagement includes the review and assessment of Fidelity's methodologies used in determining the revenues and expenses attributable to Fidelity's mutual fund business, and completion of agreed-upon procedures surrounding the mathematical accuracy of fund profitability and its conformity to allocation methodologies. After considering PwC's reports issued under the engagement and information provided by Fidelity, the Board believes that while other allocation methods may also be reasonable, Fidelity's profitability methodologies are reasonable in all material respects.

The Board has also reviewed Fidelity's non-fund businesses and any fall-out benefits related to the mutual fund business as well as cases where Fidelity's affiliates may benefit from or be related to the fund's business.

The Board considered the costs of the services provided by and the profits realized by Fidelity in connection with the operation of the fund and determined that the amount of profit is a fair entrepreneurial profit for the management of the fund.

Annual Report

Board Approval of Investment Advisory Contracts and
Management Fees - continued

Economies of Scale. The Board considered whether there have been economies of scale in respect of the management of the Fidelity funds, whether the Fidelity funds (including the fund) have appropriately benefited from any such economies of scale, and whether there is potential for realization of any further economies of scale. The Board considered the extent to which the fund will benefit from economies of scale through increased services to the fund, through waivers or reimbursements, or through fee or expense reductions, including (Advisor classes only) reductions that occur through operation of the transfer agent agreement. The transfer agent fee varies in part based on the number of accounts in the fund. If the number of accounts decreases or the average account size increases, the overall transfer agent fee rate decreases. The Board concluded that any potential economies of scale are being shared between fund shareholders and Fidelity in an appropriate manner.

Additional Information Requested by the Board. In order to develop fully the factual basis for consideration of the Fidelity funds' Advisory Contracts, the Board requested and received additional information on several topics, including (i) Fidelity's fund profitability methodology, profitability by investment discipline, and profitability trends within certain funds; (ii) Fidelity's compensation structure relative to competitors and its effect on profitability; (iii) funds and accounts managed by Fidelity other than the Fidelity funds, including fee arrangements; (iv) the total expenses of certain funds and classes relative to competitors; (v) fund performance trends; (vi) fall-out benefits received by certain Fidelity affiliates; and (vii) Fidelity's fee structures.

Based on its evaluation of all of the conclusions noted above, and after considering all material factors, the Board ultimately concluded that the advisory fee structures are fair and reasonable, and that the fund's Advisory Contracts should be renewed.

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Investment Adviser

Fidelity Management & Research Company

Boston, MA

Investment Sub-Advisers

Fidelity Research & Analysis Company

Fidelity Investments Money
Management, Inc.

Fidelity Investments Japan Limited

Fidelity International Investment Advisors

Fidelity International Investment Advisors
(U.K.) Limited

General Distributor

Fidelity Distributors Corporation

Boston, MA

Transfer and Service Agents

Fidelity Investments Institutional Operations Company, Inc.

Boston, MA

Fidelity Service Company, Inc.

Boston, MA

Custodian

JPMorgan Chase Bank

New York, NY

AIGB-UANN-1007
1.784723.105

(Fidelity Investment logo)(registered trademark)

(Fidelity Investment logo)(registered trademark)
Fidelity Advisor

Investment Grade Bond

Fund - Institutional Class

Annual Report

August 31, 2007

Institutional Class is a
class of Fidelity® Investment
Grade Bond Fund

(2_fidelity_logos) (Registered_Trademark)

Contents

Notes to Shareholders	<Click Here>	An explanation of the changes to the fund.
Chairman's Message	<Click Here>	Ned Johnson's message to shareholders.
Performance	<Click Here>	How the fund has done over time.
Management's Discussion	<Click Here>	The manager's review of fund performance, strategy and outlook
Shareholder Expense Example	<Click Here>	An example of shareholder expenses.
Investment Changes	<Click Here>	A summary of major shifts in the fund's investments over the past six months.
Investments	<Click Here>	A complete list of the fund's investments with their market values.
Financial Statements	<Click Here>	Statements of assets and liabilities, operations, and changes in net assets, as well as financial highlights.
Notes	<Click Here>	Notes to the financial statements.
Report of Independent Registered Public Accounting Firm	<Click Here>
Trustees and Officers	<Click Here>
Distributions	<Click Here>
Board Approval of Investment Advisory Contracts and Management Fees	<Click Here>

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com (search for "proxy voting guidelines") or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov. You may also call 1-877-208-0098 to request a free copy of the proxy voting guidelines.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company.

Annual Report

This report and the financial statements contained herein are submitted for the general information of the shareholders of the fund. This report is not authorized for distribution to prospective investors in the fund unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Forms N-Q are available on the SEC's web site at http://www.sec.gov. A fund's Forms N-Q may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330. For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com or http://www.advisor.fidelity.com, as applicable.

NOT FDIC INSURED · MAY LOSE VALUE · NO BANK GUARANTEE

Neither the fund nor Fidelity Distributors Corporation is a bank.

Annual Report

Notes to Shareholders:

As discussed in prior shareholder reports, the fund changed its investment approach in the way it invests in the investment-grade debt market, seeking exposure to various types of securities by investing in central funds as well as investing directly in individual investment-grade securities. Central funds are Fidelity mutual funds used by this fund and other Fidelity funds as an investment vehicle to gain pooled exposure to a particular core market sector, such as corporate bonds or mortgage-backed securities. Instead of multiple funds each investing in investment-grade debt securities individually, they can now take advantage of consolidating investments in a single, larger pool of investment-grade debt by investing directly in central funds. Shares of the central funds are offered only to other Fidelity mutual funds and accounts; investors cannot directly invest in them.

It's important to point out that investing in central funds does not impact the fund's investment objective or risk profile, only the mechanics of how we manage its investment portfolio. The portfolio managers continue to be responsible for choosing appropriate investments for their funds, whether they elect to purchase shares of a central fund or individual securities. Fidelity does not charge any additional management fees for central funds.

Investing in central funds does change the way this report presents the fund's holdings. The Investments section continues to list direct investments of the fund, including each central fund. However, many of the individual investment-grade debt securities previously held by the fund were transferred to the central funds, so they are no longer directly held and thus not listed. The financial statements and a complete schedule of portfolio holdings for each of the fixed-income central funds are available upon request or at the SEC's web site at www.sec.gov.

Annual Report

Chairman's Message

(photo_of_Edward_C_Johnson_3d)

Dear Shareholder:

Many stock and bond markets around the world have been unsettled of late; however, volatility can often lead to opportunity for patient investors. Financial markets are always unpredictable, but there are a number of time-tested principles that can put the historical odds in your favor.

One of the basic tenets is to invest for the long term. Over time, riding out the markets' inevitable ups and downs has proven much more effective than selling into panic or chasing the hottest trend. Even missing only a few of the markets' best days can significantly diminish investor returns. Patience also affords the benefits of compounding - of earning interest on additional income or reinvested dividends and capital gains. There are tax advantages and cost benefits to consider as well. The more you sell, the more taxes you pay, and the more you trade, the higher the costs. While staying the course doesn't eliminate risk, it can considerably lessen the effect of short-term declines.

You can further manage your investing risk through diversification. And today, more than ever, geographic diversification should be taken into account. Studies indicate that asset allocation is the single most important determinant of a portfolio's long-term success. The right mix of stocks, bonds and cash - aligned to your particular risk tolerance and investment objective - is very important. Age-appropriate rebalancing is also an essential aspect of asset allocation. For younger investors, an emphasis on equities - which historically have been the best-performing asset class over time - is encouraged. As investors near their specific goal, such as retirement or sending a child to college, consideration may be given to replacing volatile assets (e.g. common stocks) with more-stable fixed investments (bonds or savings plans).

A third investment principle - investing regularly - can help lower the average cost of your purchases. Investing a certain amount of money each month or quarter helps ensure you won't pay for all your shares at market highs. This strategy - known as dollar cost averaging - also reduces unconstructive "emotion" from investing, helping shareholders avoid selling weak performers just prior to an upswing, or chasing a hot performer just before a correction.

We invite you to contact us via the Internet, through our Investor Centers or over the phone. It is our privilege to provide you the information you need to make the investments that are right for you.

Sincerely,

/s/Edward C. Johnson 3d

Edward C. Johnson 3d

Annual Report

Fidelity Advisor Investment Grade Bond Fund - Institutional Class

Performance: The Bottom Line

Average annual total return reflects the change in the value of an investment, assuming reinvestment of the class' dividend income and capital gains (the profits earned upon the sale of securities that have grown in value) and assuming a constant rate of performance each year. The $10,000 table and the fund's returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. During periods of reimbursement by Fidelity, a fund's total return will be greater than it would be had the reimbursement not occurred. How a fund did yesterday is no guarantee of how it will do tomorrow.

Average Annual Total Returns

Periods ended August 31, 2007	Past 1 year	Past 5 years	Past 10 years
Institutional Class A	2.88%	4.22%	5.68%

A The initial offering of Institutional Class shares took place on August 27, 2002. Returns prior to August 27, 2002 are those of Investment Grade Bond, the original class of the fund.

$10,000 Over Past 10 Years

Let's say hypothetically that $10,000 was invested in Fidelity Advisor Investment Grade Bond Fund - Institutional Class on August 31, 1997. The chart shows how the value of the investment would have changed, and also shows how the Lehman Brothers® U.S. Aggregate Index performed over the same period. The initial offering of Institutional Class took place on August 27, 2002. See above for additional information regarding the performance of Institutional Class.

Annual Report

Management's Discussion of Fund Performance

Comments from Jeffrey Moore, Portfolio Manager of Fidelity Advisor Investment Grade Bond Fund

A subprime mortgage loan crisis and an emerging credit crunch contributed to subpar performance for some sectors of the investment-grade bond market during the 12-month period ending August 31, 2007, though some categories, particularly Treasuries, benefited from a flight to quality. While returns for high-grade debt were fairly solid overall, they also were tempered to an extent by the Federal Reserve Board's decision to leave interest rates unchanged - and not lower them as bond investors had hoped - citing its concern that inflation was still a threat given the continued strength of the U.S. economy. During the one-year span, the Lehman Brothers® U.S. Aggregate Index - a performance gauge of the taxable, high-quality debt market - gained 5.26%. Within the index, Treasuries - the bond market's highest-quality debt instrument - fared best during the past 12 months, as many investors fled riskier fixed-income securities. The Lehman Brothers U.S. Treasury Index rose 6.02%. The asset-backed category - home to volatile subprime mortgages, as well as credit card debt and auto loans - had the weakest performance, gaining only 3.68% according to the Lehman Brothers Asset-Backed Securities Index.

The fund's Institutional Class shares gained 2.88% during the year ending August 31, 2007, trailing the benchmark Lehman Brothers U.S. Aggregate Index. This underperformance was mainly due to investments in asset-backed securities, particularly those backed by subprime mortgages. Although subprime-backed securities constituted a relatively small portion of the portfolio, the dramatic flight from risk that occurred during the period triggered a sharp sell-off in many of the fund's subprime-backed holdings - even those with AAA and AA credit ratings, which represented most of the portfolio's subprime allocation. The fund had subprime exposure both through securities I purchased directly and through the various central funds in which I invested. Fidelity Ultra-Short Central Fund - a diversified pool of short-term assets - had the biggest negative subprime-related impact on the fund during the period. In contrast, the fund's underweighting in riskier spread products - taxable, non-U.S. Treasury issues - proved to be helpful in a challenging market environment in which U.S. government-backed bonds were the best overall performers. The fund also was helped by underweighting U.S. agency-issued mortgage pass-through securities, which underperformed amid higher interest rate vol-atility that increased the prepayment risk inherent in these bonds.

The views expressed above reflect those of the portfolio manager(s) only through the end of the period as stated on the cover of this report and do not necessarily represent the views of Fidelity or any other person in the Fidelity organization. Any such views are subject to change at any time based upon market or other conditions and Fidelity disclaims any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for a Fidelity fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any Fidelity fund.

Annual Report

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments or redemption proceeds, and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (March 1, 2007 to August 31, 2007).

Actual Expenses

The first line of the accompanying table for each class of the Fund provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a class of the Fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table for each class of the Fund provides information about hypothetical account values and hypothetical expenses based on a Class' actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Class' actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Annual Report

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning Account Value March 1, 2007	Ending Account Value August 31, 2007	Expenses Paid During Period* March 1, 2007 to August 31, 2007
Class A
Actual	$ 1,000.00	$ 991.70	$ 3.92
Hypothetical A	$ 1,000.00	$ 1,021.27	$ 3.97
Class T
Actual	$ 1,000.00	$ 991.60	$ 3.97
Hypothetical A	$ 1,000.00	$ 1,021.22	$ 4.02
Class B
Actual	$ 1,000.00	$ 988.10	$ 7.47
Hypothetical A	$ 1,000.00	$ 1,017.69	$ 7.58
Class C
Actual	$ 1,000.00	$ 987.90	$ 7.67
Hypothetical A	$ 1,000.00	$ 1,017.49	$ 7.78
Investment Grade Bond
Actual	$ 1,000.00	$ 994.70	$ 2.26
Hypothetical A	$ 1,000.00	$ 1,022.94	$ 2.29
Institutional Class
Actual	$ 1,000.00	$ 993.20	$ 2.41
Hypothetical A	$ 1,000.00	$ 1,022.79	$ 2.45

A 5% return per year before expenses

* Expenses are equal to each Class' annualized expense ratio (shown in the table below); multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period). The fees and expenses of the underlying Fidelity Central Funds in which the Fund invests are not included in the Fund's annualized expense ratio.

Annualized Expense Ratio
Class A	.78%
Class T	.79%
Class B	1.49%
Class C	1.53%
Investment Grade Bond	.45%
Institutional Class	.48%

Annual Report

Investment Changes

The information in the tables is based on the combined investments of the Fund and its pro rata share of its investments of each Fidelity Central Fund.

Quality Diversification (% of fund's net assets) as of August 31, 2007
As of August 31, 2007	As of February 28, 2007
U.S. Government and U.S. Government Agency Obligations 57.6%	U.S. Government and U.S. Government Agency Obligations 53.9%
AAA 22.3%	AAA 22.2%
AA 7.7%	AA 7.6%
A 6.4%	A 8.7%
BBB 18.6%	BBB 17.7%
BB and Below 4.7%	BB and Below 4.2%
Not Rated 0.6%	Not Rated 1.4%
Short-Term Investments and Net Other Assets (dagger) (17.9)%	Short-Term Investments and Net Other Assets (dagger) (15.7)%

We have used ratings from Moody's® Investors Services, Inc. Where Moody's ratings are not available, we have used S&P ® ratings. All ratings are as of the report date and do not reflect subsequent downgrades.

Weighted Average Maturity as of August 31, 2007
6 months ago
Years	4.9	5.2

The weighted average maturity is based on the dollar-weighted average length of time until principal payments are expected or until securities reach maturity, taking into account any maturity shortening feature such as a call, refunding or redemption provision.

Duration as of August 31, 2007
6 months ago
Years	4.5	4.1

Duration shows how much a bond fund's price fluctuates with changes in comparable interest rates. If rates rise 1%, for example, a fund with a five-year duration is likely to lose about 5% of its value. Other factors also can influence a bond fund's performance and share price. Accordingly, a bond fund's actual performance may differ from this example.

Asset Allocation (% of fund's net assets)
As of August 31, 2007 *		As of February 28, 2007 **
	Corporate Bonds 26.2%		Corporate Bonds 27.6%
	U.S. Government and U.S. Government Agency Obligations 57.6%		U.S. Government and U.S. Government Agency Obligations 53.9%
	Asset-Backed Securities 14.5%		Asset-Backed Securities 16.2%
	CMOs and Other Mortgage Related Securities 19.1%		CMOs and Other Mortgage Related Securities 17.5%
	Municipal Bonds 0.3%		Municipal Bonds 0.1%
	Other Investments 0.2%		Other Investments 0.4%
	Short-Term Investments and Net Other Assets (dagger) (17.9)%		Short-Term Investments and Net Other Assets (dagger) (15.7)%
* Foreign investments	9.1%	** Foreign investments	9.8%
* Futures and Swaps	11.6%	** Futures and Swaps	17.7%

* Short-term Investments and Net Other Assets are not included in the pie chart.

A holdings listing for the Fund, which presents direct holdings as well as the pro rata share of any securities and other investments held indirectly through its investment in underlying non-money market Fidelity Central Funds, is available at fidelity.com and/or advisor.fidelity.com, as applicable.

Annual Report

Investments August 31, 2007

Showing Percentage of Net Assets

Nonconvertible Bonds - 17.2%
	Principal Amount (000s)	Value (000s)
CONSUMER DISCRETIONARY - 1.4%
Automobiles - 0.3%
Ford Motor Co. 7.45% 7/16/31	$ 40,245	$ 30,184
Household Durables - 0.0%
Fortune Brands, Inc. 5.875% 1/15/36	2,745	2,475
Media - 1.1%
Comcast Corp. 4.95% 6/15/16	15,874	14,694
Cox Communications, Inc. 6.45% 12/1/36 (d)	25,731	24,653
Gannett Co., Inc. 5.705% 5/26/09 (h)	15,990	15,951
Liberty Media Corp.:
5.7% 5/15/13	8,500	7,863
8.25% 2/1/30	19,105	18,532
News America Holdings, Inc. 7.75% 12/1/45	6,015	6,584
News America, Inc.:
6.15% 3/1/37	6,365	5,913
6.2% 12/15/34	4,570	4,243
Time Warner Cable, Inc. 5.85% 5/1/17 (d)	28,639	27,991
Univision Communications, Inc. 3.875% 10/15/08	9,840	9,471
		135,895
TOTAL CONSUMER DISCRETIONARY		168,554
CONSUMER STAPLES - 0.5%
Beverages - 0.1%
FBG Finance Ltd. 5.125% 6/15/15 (d)	11,020	10,412
Food & Staples Retailing - 0.1%
CVS Caremark Corp. 6.302% 6/1/37 (h)	14,340	13,852
Food Products - 0.0%
Kraft Foods, Inc. 7% 8/11/37	925	952
Tobacco - 0.3%
Reynolds American, Inc.:
6.75% 6/15/17	15,115	15,336
7.25% 6/15/37	18,095	18,339
		33,675
TOTAL CONSUMER STAPLES		58,891
ENERGY - 1.0%
Oil, Gas & Consumable Fuels - 1.0%
Anadarko Petroleum Corp. 5.95% 9/15/16	3,086	3,069
Kinder Morgan Energy Partners LP 6.95% 1/15/38	1,715	1,725
Nonconvertible Bonds - continued
	Principal Amount (000s)	Value (000s)
ENERGY - continued
Oil, Gas & Consumable Fuels - continued
Nakilat, Inc. 6.067% 12/31/33 (d)	$ 23,610	$ 22,833
National Gas Co. of Trinidad & Tobago Ltd. 6.05% 1/15/36 (d)	5,985	5,743
Nexen, Inc. 6.4% 5/15/37	7,730	7,520
Pemex Project Funding Master Trust:
5.75% 12/15/15	55,046	54,440
5.96% 12/3/12 (d)(h)	11,870	11,852
Talisman Energy, Inc. yankee 6.25% 2/1/38	4,840	4,547
Transcontinental Gas Pipe Line Corp. 6.4% 4/15/16	9,120	9,052
Valero Energy Corp. 6.625% 6/15/37	3,235	3,262
		124,043
FINANCIALS - 8.0%
Capital Markets - 1.7%
Bear Stearns Companies, Inc. 6.9% 8/15/12	24,040	24,203
Deutsche Bank AG London 6% 9/1/17	12,840	12,955
Janus Capital Group, Inc. 5.875% 9/15/11	2,605	2,593
JPMorgan Chase Capital XVII 5.85% 8/1/35	3,865	3,413
JPMorgan Chase Capital XVIII 6.95% 8/17/36	14,000	13,269
JPMorgan Chase Capital XX 6.55% 9/29/36	82,700	74,448
Lazard Group LLC:
6.85% 6/15/17	5,200	5,134
7.125% 5/15/15	16,430	16,780
Lehman Brothers Holdings, Inc. 6.5% 7/19/17	5,150	5,070
Morgan Stanley:
4.75% 4/1/14	9,200	8,600
5.66% 1/9/14 (h)	40,435	39,183
		205,648
Commercial Banks - 1.3%
Bank of America NA 6% 10/15/36	23,240	22,464
Bank One Corp. 5.25% 1/30/13	13,775	13,672
BB&T Capital Trust IV 6.82% 6/12/77 (h)	1,220	1,151
Credit Suisse (Guernsey) Ltd. 5.86%	13,520	12,818
Export-Import Bank of Korea 5.25% 2/10/14 (d)	7,225	7,154
HSBC Holdings PLC 6.5% 5/2/36	11,470	11,634
KeyCorp Capital Trust VII 5.7% 6/15/35	16,490	14,076
Korea Development Bank 5.75% 9/10/13	14,578	14,748
Wachovia Bank NA 5.85% 2/1/37	29,335	27,613
Wachovia Corp. 4.875% 2/15/14	1,791	1,721
Nonconvertible Bonds - continued
	Principal Amount (000s)	Value (000s)
FINANCIALS - continued
Commercial Banks - continued
Wells Fargo Bank NA:
4.75% 2/9/15	$ 12,250	$ 11,665
5.95% 8/26/36	16,699	16,338
		155,054
Consumer Finance - 0.5%
SLM Corp.:
4.5% 7/26/10	2,325	2,152
5.52% 7/26/10 (h)	56,195	52,954
		55,106
Diversified Financial Services - 0.7%
Citigroup, Inc.:
5.875% 5/29/37	2,500	2,367
6.125% 8/25/36	8,130	7,941
JPMorgan Chase & Co.:
4.875% 3/15/14	10,460	10,076
5.75% 1/2/13	2,935	2,967
Mizuho Financial Group Cayman Ltd. 5.79% 4/15/14 (d)	15,505	15,395
Prime Property Funding, Inc.:
5.125% 6/1/15 (d)	13,035	12,103
5.5% 1/15/14 (d)	8,820	8,568
ZFS Finance USA Trust II 6.45% 12/15/65 (d)(h)	7,500	7,048
ZFS Finance USA Trust V 6.5% 5/9/67 (d)(h)	13,680	12,800
		79,265
Insurance - 0.9%
AMBAC Financial Group, Inc. 6.15% 2/15/37	9,795	7,498
Assurant, Inc. 5.625% 2/15/14	8,540	8,415
Axis Capital Holdings Ltd. 5.75% 12/1/14	13,335	13,223
Great-West Life & Annuity Insurance Co. 7.153% 5/16/46 (d)(h)	22,081	21,863
Liberty Mutual Group, Inc. 6.7% 8/15/16 (d)	15,840	16,181
Lincoln National Corp. 7% 5/17/66 (h)	8,870	8,988
QBE Insurance Group Ltd. 5.647% 7/1/23 (d)(h)	18,775	18,413
Symetra Financial Corp. 6.125% 4/1/16 (d)	10,405	10,470
		105,051
Real Estate Investment Trusts - 2.2%
AMB Property LP 5.9% 8/15/13	9,635	9,657
Nonconvertible Bonds - continued
	Principal Amount (000s)	Value (000s)
FINANCIALS - continued
Real Estate Investment Trusts - continued
Archstone-Smith Operating Trust:
5.25% 12/1/10	$ 5,185	$ 5,163
5.25% 5/1/15	12,985	12,527
Boston Properties, Inc. 6.25% 1/15/13	7,487	7,730
Brandywine Operating Partnership LP:
5.625% 12/15/10	19,900	19,761
5.75% 4/1/12	6,050	6,005
Camden Property Trust 5.875% 11/30/12	6,435	6,477
Colonial Properties Trust:
4.75% 2/1/10	12,325	12,084
5.5% 10/1/15	12,730	12,109
6.875% 8/15/12	5,000	5,259
Developers Diversified Realty Corp.:
4.625% 8/1/10	975	957
5% 5/3/10	6,840	6,813
5.25% 4/15/11	5,400	5,370
5.375% 10/15/12	5,485	5,402
Duke Realty LP:
5.5% 3/1/16	10,700	10,201
5.625% 8/15/11	1,525	1,517
5.95% 2/15/17	1,410	1,381
Equity One, Inc.:
6% 9/15/17 (d)	6,860	6,572
6.25% 1/15/17	4,535	4,447
Federal Realty Investment Trust:
5.4% 12/1/13	4,880	4,757
6% 7/15/12	3,355	3,403
6.2% 1/15/17	2,580	2,575
Healthcare Realty Trust, Inc. 5.125% 4/1/14	4,130	3,965
HRPT Properties Trust 5.75% 11/1/15	2,925	2,826
Liberty Property LP:
5.5% 12/15/16	6,665	6,340
6.375% 8/15/12	4,617	4,745
Mack-Cali Realty LP:
5.05% 4/15/10	6,290	6,250
7.25% 3/15/09	4,110	4,233
Reckson Operating Partnership LP:
5.15% 1/15/11	2,790	2,720
6% 3/31/16	2,600	2,486
Nonconvertible Bonds - continued
	Principal Amount (000s)	Value (000s)
FINANCIALS - continued
Real Estate Investment Trusts - continued
Simon Property Group LP:
4.6% 6/15/10	$ 8,400	$ 8,207
5.1% 6/15/15	22,675	21,479
5.45% 3/15/13	8,720	8,567
5.75% 5/1/12	4,015	4,013
7.75% 1/20/11	2,250	2,402
Tanger Properties LP 6.15% 11/15/15	17,300	16,993
UDR, Inc. 5.5% 4/1/14	10,720	10,458
United Dominion Realty Trust, Inc. 5.25% 1/15/15	3,645	3,495
Washington (REIT) 5.95% 6/15/11	10,660	10,810
		270,156
Real Estate Management & Development - 0.3%
Colonial Realty LP 6.05% 9/1/16	9,420	9,222
ERP Operating LP 5.5% 10/1/12	5,765	5,703
Post Apartment Homes LP 6.3% 6/1/13	11,550	11,692
Regency Centers LP 6.75% 1/15/12	12,435	12,931
		39,548
Thrifts & Mortgage Finance - 0.4%
Capmark Financial Group, Inc. 6.3% 5/10/17 (d)	5,570	4,524
Residential Capital Corp. 8.69% 4/17/09 (d)(h)	15,695	8,632
The PMI Group, Inc. 6% 9/15/16	9,880	9,068
Washington Mutual, Inc.:
4.625% 4/1/14	14,680	13,287
5.76% 9/17/12 (h)	15,415	14,574
		50,085
TOTAL FINANCIALS		959,913
INDUSTRIALS - 1.6%
Aerospace & Defense - 0.1%
Bombardier, Inc. 6.3% 5/1/14 (d)	18,035	17,223
Airlines - 1.3%
American Airlines, Inc. pass thru trust certificates:
7.324% 4/15/11	13,531	13,294
7.858% 4/1/13	26,059	27,492
Continental Airlines, Inc. pass thru trust certificates 6.545% 8/2/20	4,245	4,269
Delta Air Lines, Inc. pass thru trust certificates 7.57% 11/18/10	17,570	17,790
Nonconvertible Bonds - continued
	Principal Amount (000s)	Value (000s)
INDUSTRIALS - continued
Airlines - continued
U.S. Airways pass thru trust certificates:
6.85% 7/30/19	$ 6,914	$ 6,810
8.36% 7/20/20	21,289	22,992
United Air Lines, Inc. pass-thru certificates Class 1A, 6.636% 7/2/22	30,010	29,485
United Air Lines, Inc. pass-thru trust certificates:
6.071% 9/1/14	3,559	3,577
6.602% 9/1/13	6,291	6,307
7.032% 4/1/12	4,453	4,472
7.186% 10/1/12	11,032	11,142
7.811% 10/1/09 (b)	4,909	5,769
		153,399
Commercial Services & Supplies - 0.1%
R.R. Donnelley & Sons Co. 5.5% 5/15/15	12,745	12,270
Road & Rail - 0.0%
Canadian Pacific Railway Co. 5.95% 5/15/37	990	939
Transportation Infrastructure - 0.1%
BNSF Funding Trust I 6.613% 12/15/55 (h)	6,338	5,628
TOTAL INDUSTRIALS		189,459
INFORMATION TECHNOLOGY - 0.2%
Semiconductors & Semiconductor Equipment - 0.2%
Chartered Semiconductor Manufacturing Ltd.:
5.75% 8/3/10	9,825	9,876
6.375% 8/3/15	10,650	10,579
National Semiconductor Corp. 6.15% 6/15/12	7,260	7,391
		27,846
MATERIALS - 0.1%
Chemicals - 0.1%
Agrium, Inc. 7.125% 5/23/36	11,735	11,930
Metals & Mining - 0.0%
Corporacion Nacional del Cobre (Codelco) 6.375% 11/30/12 (d)	3,460	3,618
TOTAL MATERIALS		15,548
Nonconvertible Bonds - continued
	Principal Amount (000s)	Value (000s)
TELECOMMUNICATION SERVICES - 1.4%
Diversified Telecommunication Services - 0.8%
AT&T, Inc. 6.8% 5/15/36	$ 1,275	$ 1,331
BellSouth Capital Funding Corp. 7.875% 2/15/30	12,752	14,528
Deutsche Telekom International Finance BV 5.25% 7/22/13	11,230	10,951
Embarq Corp. 7.082% 6/1/16	17,205	17,743
KT Corp. 5.875% 6/24/14 (d)	7,455	7,610
Sprint Capital Corp. 8.75% 3/15/32	2,280	2,632
Telecom Italia Capital SA:
4.95% 9/30/14	11,250	10,538
5.25% 10/1/15	12,725	12,002
7.2% 7/18/36	2,550	2,652
Telefonica Emisiones SAU:
6.221% 7/3/17	11,230	11,309
7.045% 6/20/36	5,850	6,091
		97,387
Wireless Telecommunication Services - 0.6%
Sprint Nextel Corp. 6% 12/1/16	23,971	23,302
Vodafone Group PLC:
5% 12/16/13	7,380	7,086
5.625% 2/27/17	35,292	34,116
		64,504
TOTAL TELECOMMUNICATION SERVICES		161,891
UTILITIES - 3.0%
Electric Utilities - 1.5%
AmerenUE 6.4% 6/15/17	18,252	18,930
Cleveland Electric Illuminating Co. 5.65% 12/15/13	11,490	11,403
Commonwealth Edison Co. 5.4% 12/15/11	14,943	14,852
Exelon Corp. 4.9% 6/15/15	27,100	25,198
Nevada Power Co. 6.5% 5/15/18	26,280	26,280
Pacific Gas & Electric Co.:
4.8% 3/1/14	2,670	2,549
5.8% 3/1/37	7,180	6,776
Pennsylvania Electric Co. 6.05% 9/1/17 (d)	10,455	10,460
PPL Capital Funding, Inc. 6.7% 3/30/67 (h)	15,620	15,093
Southern California Edison Co.:
4.65% 4/1/15	990	939
5% 1/15/14	585	571
Nonconvertible Bonds - continued
	Principal Amount (000s)	Value (000s)
UTILITIES - continued
Electric Utilities - continued
TXU Energy Co. LLC:
5.86% 9/16/08 (d)(h)	$ 30,500	$ 30,517
7% 3/15/13	10,903	11,199
		174,767
Gas Utilities - 0.4%
NiSource Finance Corp.:
5.4% 7/15/14	2,960	2,849
5.45% 9/15/20	8,100	7,321
6.0644% 11/23/09 (h)	9,874	9,786
6.4% 3/15/18	24,090	24,091
Southern Natural Gas Co. 5.9% 4/1/17 (d)	6,145	5,973
		50,020
Independent Power Producers & Energy Traders - 0.5%
Duke Capital LLC 5.668% 8/15/14	13,400	13,260
Exelon Generation Co. LLC 5.35% 1/15/14	23,798	22,997
PPL Energy Supply LLC 6.2% 5/15/16	11,895	12,019
TXU Corp. 5.55% 11/15/14	7,555	6,195
		54,471
Multi-Utilities - 0.6%
CMS Energy Corp. 6.55% 7/17/17	13,140	12,594
Dominion Resources, Inc. 7.5% 6/30/66 (h)	12,110	12,547
MidAmerican Energy Holdings, Co. 6.5% 9/15/37 (d)	11,895	11,991
National Grid PLC 6.3% 8/1/16	26,485	27,130
TECO Energy, Inc. 7% 5/1/12	11,415	11,706
		75,968
TOTAL UTILITIES		355,226
TOTAL NONCONVERTIBLE BONDS (Cost $2,114,776)		2,061,371
U.S. Government and Government Agency Obligations - 19.6%
	Principal Amount (000s)	Value (000s)
U.S. Government Agency Obligations - 1.6%
Freddie Mac:
4.5% 7/15/13	$ 150,000	$ 147,071
5.5% 8/23/17	50,000	51,544
TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS		198,615
U.S. Treasury Inflation Protected Obligations - 4.9%
U.S. Treasury Inflation-Indexed Notes:
2% 1/15/14 (c)(f)	291,656	284,808
2.375% 1/15/17 (c)(f)	302,347	302,184
TOTAL U.S. TREASURY INFLATION PROTECTED OBLIGATIONS		586,992
U.S. Treasury Obligations - 13.1%
U.S. Treasury Bond stripped principal 2/15/31	119,730	38,300
U.S. Treasury Bonds 5% 5/15/37 (f)	12,875	13,216
U.S. Treasury Notes 4.625% 7/31/12 (e)	1,487,595	1,511,504
TOTAL U.S. TREASURY OBLIGATIONS		1,563,020
TOTAL U.S. GOVERNMENT AND GOVERNMENT AGENCY OBLIGATIONS (Cost $2,330,611)		2,348,627
U.S. Government Agency - Mortgage Securities - 11.8%

Fannie Mae - 10.9%
4.5% 4/1/20	5,574	5,382
4.5% 9/1/22 (e)	16,000	15,365
4.5% 9/1/22 (e)	4,000	3,841
5% 4/1/18	17,380	17,078
5% 9/1/37 (e)	188,000	178,801
5% 9/1/37 (e)	34,000	32,336
5% 9/1/37 (e)	160,000	152,171
5% 9/1/37 (e)	199,000	189,263
5.5% 9/1/37 (e)	35,000	34,200
5.5% 9/1/37 (e)	163,000	159,276
5.5% 9/1/37 (e)	100,000	97,716
5.5% 9/1/37 (e)	20,000	19,543
5.5% 9/1/37 (e)	173,000	169,048
5.651% 7/1/37 (h)	3,565	3,586
5.819% 7/1/46 (e)(h)	35,518	35,822
U.S. Government Agency - Mortgage Securities - continued
	Principal Amount (000s)	Value (000s)
Fannie Mae - continued
6% 9/1/22 (e)	$ 2,000	$ 2,021
6% 9/1/37 (e)	9,000	8,997
6.061% 4/1/36 (h)	2,530	2,561
6.155% 4/1/36 (h)	6,607	6,697
6.256% 6/1/36 (h)	1,016	1,025
6.319% 4/1/36 (h)	2,247	2,282
6.5% 9/1/37 (e)	14,000	14,215
6.5% 9/1/37 (e)	142,000	144,177
TOTAL FANNIE MAE		1,295,403
Freddie Mac - 0.3%
4.766% 7/1/35 (h)	9,854	9,732
5.787% 10/1/35 (h)	1,875	1,883
5.877% 6/1/36 (h)	2,849	2,867
6.044% 6/1/36 (h)	2,787	2,810
6.049% 7/1/37 (h)	14,470	14,574
6.089% 4/1/36 (h)	4,697	4,733
6.1% 6/1/36 (h)	2,629	2,656
TOTAL FREDDIE MAC		39,255
Government National Mortgage Association - 0.6%
6.5% 9/1/37 (e)	33,000	33,630
6.5% 9/1/37 (e)	37,000	37,706
TOTAL GOVERNMENT NATIONAL MORTGAGE ASSOCIATION		71,336
TOTAL U.S. GOVERNMENT AGENCY - MORTGAGE SECURITIES (Cost $1,394,638)		1,405,994
Asset-Backed Securities - 1.2%

Advanta Business Card Master Trust Series 2007-D1 Class D, 6.9375% 1/22/13 (d)(h)	10,400	10,209
Airspeed Ltd. Series 2007-1A Class C1, 8.1113% 4/15/24 (d)(h)	11,868	11,760
AmeriCredit Prime Automobile Receivables Trust Series 2007-1 Class E, 6.96% 3/31/16 (d)	5,880	5,752
Capital Auto Receivables Asset Trust:
Series 2006-1 Class D, 7.16% 1/15/13 (d)	4,195	4,185
Series 2006-SN1A Class D, 6.15% 4/20/11 (d)	2,730	2,728
Asset-Backed Securities - continued
	Principal Amount (000s)	Value (000s)
Carrington Mortgage Loan Trust Series 2006-NC3 Class M10, 7.505% 8/25/36 (d)(h)	$ 1,449	$ 317
Countrywide Home Loan Trust Series 2006-13N Class N, 7% 8/25/37 (d)	3,796	2,771
DB Master Finance LLC Series 2006-1 Class M1, 8.285% 6/20/31 (d)	5,545	5,699
Ford Credit Auto Owner Trust:
Series 2006-B Class D, 7.26% 2/15/13 (d)	5,810	5,782
Series 2006-C Class D, 6.89% 5/15/13 (d)	4,115	4,094
Series 2007-A Class D, 7.05% 12/15/13 (d)	2,335	2,218
GS Auto Loan Trust Series 2006-1 Class D, 6.25% 1/15/14 (d)	7,046	6,893
GSAMP Trust Series 2004-AR1 Class B4, 5% 6/25/34 (d)(h)	2,180	1,090
Merna Reinsurance Ltd. Series 2007-1 Class B, 7.11% 6/30/12 (d)(h)	17,200	17,200
Structured Asset Securities Corp. Series 2006-BC1 Class B1, 8.005% 3/25/36 (d)(h)	4,513	691
Wachovia Auto Loan Trust Series 2006-2A:
Class A4, 5.23% 3/20/12 (d)	50,000	49,857
Class E, 7.05% 5/20/14 (d)	6,660	6,405
WaMu Asset-Backed Certificates Series 2006-HE5 Class B2, 8.005% 10/25/36 (d)(h)	6,417	770
TOTAL ASSET-BACKED SECURITIES (Cost $149,453)		138,421
Collateralized Mortgage Obligations - 3.4%

Private Sponsor - 1.4%
Banc of America Commercial Mortgage Trust Series 2007-2:
Class B, 5.6984% 4/10/17	1,775	1,672
Class C, 5.6984% 4/10/17	4,735	4,429
Class D, 5.6984% 5/10/17	2,370	2,200
Banc of America Mortgage Securities, Inc.:
Series 2003-J Class 2A2, 4.3919% 11/25/33 (h)	5,153	5,069
Series 2004-A Class 2A1, 3.5523% 2/25/34 (h)	3,024	2,941
Series 2004-D Class 2A1, 3.6156% 5/25/34 (h)	1,457	1,415
Series 2005-H:
Class 1A1, 4.9226% 9/25/35 (h)	1,600	1,581
Class 2A2, 4.8021% 9/25/35 (h)	1,642	1,599
Bayview Commercial Asset Trust Series 2006-3A Class IO, 1.1688% 10/25/36 (h)(j)	80,162	9,459
Collateralized Mortgage Obligations - continued
	Principal Amount (000s)	Value (000s)
Private Sponsor - continued
Chase Mortgage Finance Trust:
Series 2007-A1:
Class 1A5, 4.3588% 2/25/37 (h)	$ 1,037	$ 1,022
Class 5A1, 4.1708% 2/25/37 (h)	7,979	7,785
Series 2007-A2:
Class 2A1, 4.243% 7/25/37 (h)	4,533	4,463
Class 3A1, 4.566% 7/25/37 (h)	8,168	8,022
Countrywide Home Loans pass-thru certificates Series 2007-HY5 Class 3A1, 6.2335% 9/25/37 (h)	7,755	7,639
Credit Suisse First Boston Mortgage Securities Corp. floater Series 2007-AR7 Class 2A1, 4.6454% 11/25/34 (h)	4,298	4,223
GMAC Mortgage Loan Trust Series 2005-AR6 Class 3A1, 5.3013% 11/19/35 (h)	9,288	9,110
JPMorgan Mortgage Trust:
Series 2006-A4 Class 1A1, 5.8257% 6/25/36 (h)	1,589	1,577
Series 2007-A1 Class 3A2, 5.0072% 7/25/35 (h)	4,492	4,423
RESI Finance LP/RESI Finance DE Corp. floater:
Series 2003-B Class B6, 8.2% 7/10/35 (d)(h)	4,245	4,287
Series 2003-CB1:
Class B4, 7% 6/10/35 (d)(h)	4,039	4,059
Class B5, 7.6% 6/10/35 (d)(h)	2,757	2,770
Class B6, 8.1% 6/10/35 (d)(h)	1,636	1,652
Structured Asset Securities Corp. floater Series 2006-BC5 Class B, 8.005% 12/25/36 (d)(h)	4,593	1,636
WaMu Mortgage pass-thru certificates:
Series 2004-AR7 Class A6, 3.941% 7/25/34 (h)	2,108	2,039
Series 2005-AR14 Class 1A1, 5.0596% 12/25/35 (h)	17,148	16,963
Wells Fargo Mortgage Backed Securities Trust:
Series 2005-AR12 Class 2A6, 4.3186% 7/25/35 (h)	1,349	1,316
Series 2005-AR3 Class 2A1, 4.187% 3/25/35 (h)	2,653	2,602
Series 2006-AR8 Class 3A1, 5.2377% 4/25/36 (h)	55,715	55,038
TOTAL PRIVATE SPONSOR		170,991
U.S. Government Agency - 2.0%
Freddie Mac Multi-class participation certificates guaranteed planned amortization class:
Series 2630 Class KS, 4% 1/15/17	22,130	21,303
Series 3079 Class MB, 5% 10/15/28	30,807	30,561
Series 3082 Class PG, 5% 10/15/29	50,300	49,866
Collateralized Mortgage Obligations - continued
	Principal Amount (000s)	Value (000s)
U.S. Government Agency - continued
Freddie Mac Multi-class participation certificates guaranteed planned amortization class: - continued
Series 3118 Class QB, 5% 2/15/29	$ 33,731	$ 33,422
Series 3258 Class PM, 5.5% 12/15/36	95,231	95,856
TOTAL U.S. GOVERNMENT AGENCY		231,008
TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (Cost $404,655)		401,999
Commercial Mortgage Securities - 1.4%

Bayview Commercial Asset Trust floater:
Series 2007-2A:
Class A1, 5.775% 7/25/37 (d)(h)	2,423	2,401
Class A2, 5.825% 7/25/37 (d)(h)	2,270	2,249
Class B1, 7.105% 7/25/37 (d)(h)	670	643
Class B2, 7.755% 7/25/37 (d)(h)	583	554
Class B3, 8.855% 7/25/37 (d)(h)	655	610
Class M1, 5.875% 7/25/37 (d)(h)	761	740
Class M2, 5.915% 7/25/37 (d)(h)	386	374
Class M3, 5.995% 7/25/37 (d)(h)	391	380
Class M4, 6.155% 7/25/37 (d)(h)	836	800
Class M5, 6.255% 7/25/37 (d)(h)	737	704
Class M6, 6.505% 7/25/37 (d)(h)	939	898
Series 2007-3:
Class B1, 6.455% 7/25/37 (d)(h)	659	649
Class B2, 7.105% 7/25/37 (d)(h)	1,726	1,700
Class B3, 9.505% 7/25/37 (d)(h)	882	869
Class M1, 5.815% 7/25/37 (d)(h)	572	569
Class M2, 5.845% 7/25/37 (d)(h)	611	607
Class M3, 5.875% 7/25/37 (d)(h)	999	992
Class M4, 6.005% 7/25/37 (d)(h)	1,576	1,562
Class M5, 6.105% 7/25/37 (d)(h)	785	778
Class M6, 6.305% 7/25/37 (d)(h)	596	590
Chase Commercial Mortgage Securities Corp. Series 2000-3 Class G 6.887% 10/15/32 (d)	9,742	10,012
Credit Suisse First Boston Mortgage Securities Corp. Series 2004-C1 Class ASP, 0.7916% 1/15/37 (d)(h)(j)	170,220	4,013
Commercial Mortgage Securities - continued
	Principal Amount (000s)	Value (000s)
Ginnie Mae guaranteed REMIC pass-thru securities sequential payer Series 2003-47 Class C, 4.227% 10/16/27	$ 10,128	$ 9,927
GMAC Commercial Mortgage Securities, Inc. Series 2004-C3 Class X2, 0.6778% 12/10/41 (h)(j)	14,951	289
GS Mortgage Securities Corp. II floater Series 2007-EOP:
Class H, 5.98% 3/1/20 (d)(h)	960	936
Class J:
6.18% 3/1/20 (d)(h)	1,375	1,341
6.38% 3/1/20 (d)(h)	960	936
GS Mortgage Securities Trust sequential payer Series 2007-GG10 Class A4, 5.9933% 8/10/45 (h)	7,400	7,469
JPMorgan Chase Commercial Mortgage Securities Corp. sequential payer Series 2006-LDP9 Class A2, 5.134% 5/15/47 (h)	18,365	17,785
JPMorgan Chase Commercial Mortgage Securities Trust sequential payer Series 2007-CB19 Class A4, 5.747% 2/12/49 (h)	7,600	7,625
LB Commercial Mortgage Trust sequential payer Series 2007-C3 Class A4, 6.1339% 7/15/44	18,248	18,624
ML-CFC Commercial Mortgage Trust Series 2007-7 Class B, 5.75% 6/25/50	2,790	2,627
Morgan Stanley Capital I Trust sequential payer Series 2007-HQ11 Class A31, 5.439% 2/20/44 (h)	17,270	16,993
Wachovia Bank Commercial Mortgage Trust:
sequential payer Series 2007-C31:
Class A1, 5.14% 4/15/47	5,432	5,384
Class A4, 5.509% 4/15/47	31,752	31,178
Series 2007-C31 Class C, 5.6917% 4/15/47 (h)	8,950	8,476
TOTAL COMMERCIAL MORTGAGE SECURITIES (Cost $163,641)		162,284
Municipal Securities - 0.3%

California Gen. Oblig. 5% 9/1/35	27,300	27,355
Chicago Board of Ed. Series A, 5.5% 12/1/30 (AMBAC Insured)	5,000	5,524
TOTAL MUNICIPAL SECURITIES (Cost $34,833)		32,879
Foreign Government and Government Agency Obligations - 0.0%
	Principal Amount (000s)	Value (000s)
Israeli State 4.625% 6/15/13 (Cost $6,668)	$ 6,725	$ 6,623
Supranational Obligations - 0.0%

Corporacion Andina de Fomento:
5.2% 5/21/13	1,575	1,563
6.875% 3/15/12	1,630	1,736
TOTAL SUPRANATIONAL OBLIGATIONS (Cost $3,182)		3,299
Fixed-Income Funds - 59.9%
	Shares
Fidelity 1-3 Year Duration Securitized Bond Central Fund (i)	7,175,156	684,797
Fidelity 2-5 Year Duration Securitized Bond Central Fund (i)	11,040,053	1,079,607
Fidelity Corporate Bond 1-5 Year Central Fund (i)	6,400,645	633,792
Fidelity Mortgage Backed Securities Central Fund (i)	23,225,004	2,282,321
Fidelity Specialized High Income Central Fund (i)	1,587,157	153,954
Fidelity Ultra-Short Central Fund (i)	24,612,807	2,327,141
TOTAL FIXED-INCOME FUNDS (Cost $7,390,853)		7,161,612
Preferred Securities - 0.1%
	Principal Amount (000s)
FINANCIALS - 0.1%
Diversified Financial Services - 0.1%
MUFG Capital Finance 1 Ltd. 6.346% (h) (Cost $15,235)	$ 15,235	14,638
Cash Equivalents - 13.3%
	Maturity Amount (000s)
Investments in repurchase agreements in a joint trading account at:
5.02%, dated 8/31/07 due 9/4/07 (Collateralized by U.S. Treasury Obligations) #	97,901	97,846
Cash Equivalents - continued
	Maturity Amount (000s)	Value (000s)
Investments in repurchase agreements in a joint trading account at: - continued
5.37%, dated 8/31/07 due 9/4/07 (Collateralized by U.S. Government Obligations) #	$ 1,021,094	$ 1,020,485
5.4%, dated 8/31/07 due 9/4/07 (Collateralized by U.S. Government Obligations) # (a)	469,647	469,365
TOTAL CASH EQUIVALENTS (Cost $1,587,696)		1,587,696
TOTAL INVESTMENT PORTFOLIO - 128.2% (Cost $15,596,241)		15,325,443
NET OTHER ASSETS - (28.2)%		(3,372,743)
NET ASSETS - 100%		$ 11,952,700
Swap Agreements
	Expiration Date	Notional Amount (000s)
Credit Default Swaps
Receive monthly notional amount multiplied by 3.35% and pay Morgan Stanley, Inc. upon credit event of Morgan Stanley ABS Capital I, Inc., par value of the notional amount of Morgan Stanley ABS Capital I, Inc. Series 2004-HE8 Class B3, 7.3913% 9/25/34	Oct. 2034	$ 2,971	(522)
Receive monthly notional amount multiplied by 3.05% and pay Merrill Lynch upon credit event of Morgan Stanley ABS Capital I, Inc., par value of the notional amount of Morgan Stanley ABS Capital I, Inc. Series 2004-NC8, Class B3, 7.2913% 9/25/34	Oct. 2034	3,200	(708)
Receive monthly notional amount multiplied by 3.3% and pay to Morgan Stanley, Inc. upon credit event of Ameriquest Mortgage Securities, Inc., par value of the notional amount of Ameriquest Mortgage Securities, Inc. Series 2004-R11, Class M9, 6.88% 11/25/34	Dec. 2034	3,380	(920)
Swap Agreements - continued
	Expiration Date	Notional Amount (000s)	Value (000s)
Credit Default Swaps - continued

Receive monthly notional amount multiplied by 3.35% and pay Morgan Stanley, Inc. upon credit event of Morgan Stanley ABS Capital I, Inc., par value of the notional amount of Morgan Stanley ABS Capital I, Inc. Series 2004-HE7, Class B3, 9.01% 8/25/34

	Sept. 2034	$ 2,971	$ (735)
Receive monthly notional amount multiplied by 3.35% and pay Morgan Stanley, Inc. upon credit event of Morgan Stanley ABS Capital I, Inc., par value of the notional amount of Morgan Stanley ABS Capital I, Inc. Series 2004-NC7, Class B3, 7.6913% 7/25/34	August 2034	2,971	(458)
Receive from Bank of America upon credit event of Bristol-Myers Squibb Co., par value of the notional amount of Bristol-Myers Squibb Co. 5.25% 8/15/13, and pay quarterly notional amount multiplied by .30%	Sept. 2017	9,100	93
Receive from Bank of America upon credit event of Eli Lilly & Co., par value of the notional amount of Eli Lilly & Co. 6.57% 1/1/16, and pay quarterly notional amount multiplied by .22%	Sept. 2017	7,220	19
Receive from Bank of America, upon credit event of Gannett Co., Inc., par value of the notional amount of Gannett Co., Inc. 6.375% 4/1/12, and pay quarterly notional amount multiplied by .2%	June 2009	7,095	(12)
Receive from Citibank upon credit event of Bristol-Myers Squibb Co., par value of the notional amount of Bristol-Myers Squibb Co. 5.25% 8/15/13, and pay quarterly notional amount multiplied by .32%	Sept. 2017	3,800	33
Receive from Citibank upon credit event of Schering-Plough Corp., par value of the notional amount of Schering-Plough Corp. 5.55% 12/1/13, and pay quarterly notional amount multiplied by .4%	Sept. 2017	6,400	44
Receive from Citibank upon credit event of Schering-Plough Corp., par value of the notional amount of Schering-Plough Corp. 5.55% 12/1/13, and pay quarterly notional amount multiplied by .42%	Sept. 2017	10,900	58
Swap Agreements - continued
	Expiration Date	Notional Amount (000s)	Value (000s)
Credit Default Swaps - continued
Receive from Citibank upon credit event of Washington Mutual, Inc., par value of the notional amount of Washington Mutual, Inc. 5.25% 9/15/17, and pay quarterly notional amount multiplied by .93%	Sept. 2012	$ 9,800	$ 91
Receive from Citibank upon credit event of Washington Mutual, Inc., par value of the notional amount of Washington Mutual, Inc. 5.25% 9/15/17, and pay quarterly notional amount multiplied by 1.07%	Sept. 2012	9,800	31
Receive from Deutsche Bank upon credit event of Aetna, Inc., par value of the notional amount of Aetna, Inc. 6.625% 6/15/36, and pay quarterly notional amount multiplied by .33%	Sept. 2017	17,250	280
Receive from Deutsche Bank upon credit event of Washington Mutual, Inc., par value of the notional amount of Washington Mutual, Inc. 5.25% 9/15/17, and pay quarterly notional amount multiplied by 1.19%	Sept. 2012	9,800	(23)
Receive from Deutsche Bank, upon credit event of Chartered Semiconductor Manufacturing Ltd., par value of the notional amount of Chartered Semiconductor Manufacturing Ltd. 6.375% 8/3/15 and pay quarterly notional amount multiplied by 1.14%	Sept. 2013	10,650	(79)
Receive from Deutsche Bank, upon credit event of Gannett Co., Inc., par value of the notional amount of Gannett Co., Inc. 6.375% 4/1/12, and pay quarterly notional amount multiplied by .24%	June 2009	8,895	(22)
Receive from Goldman Sachs upon credit event of CSX Corp., par value of the notional amount of CSX Corp. 5.30% 2/15/14, and pay quarterly notional amount multiplied by .77%	Sept. 2017	11,500	121
Receive from Goldman Sachs upon credit event of Dow Chemical Co., par value of the notional amount of Dow Chemical Co. 6% 10/1/12, and pay quarterly notional amount multiplied by .55%	Sept. 2017	13,700	31
Receive from Goldman Sachs upon credit event of Eli Lilly & Co., par value of the notional amount of Eli Lilly & Co. 6.57% 1/1/16, and pay quarterly notional amount multiplied by .24%	Sept. 2017	6,400	9
Swap Agreements - continued
	Expiration Date	Notional Amount (000s)	Value (000s)
Credit Default Swaps - continued

Receive from Merrill Lynch, Inc. upon credit event of R.R. Donnelley & Sons Co., par value of the notional amount of R.R. Donnelley & Sons Co. 5.5% 5/15/15, and pay quarterly notional amount multiplied by 2.12%

	Sept. 2013	$ 5,085	$ (439)
Receive from Merrill Lynch, Inc., upon credit event of R.R. Donnelley & Sons Co., par value of the notional amount of R.R. Donnelley & Sons Co. 5.5% 5/15/15 and pay quarterly notional amount multiplied by 1.68%	Sept. 2013	7,660	(480)
Receive monthly a fixed rate of .15% multiplied by the notional amount and pay to Morgan Stanley, Inc. upon each credit event of one of the issues of Dow Jones ABX AA 07-1 Index, par value of the proportional notional amount (g)	Sept. 2037	10,200	(2,856)
Receive monthly notional amount multiplied by .55% and pay Deutsche Bank upon credit event of Park Place Securities, Inc., par value of the notional amount of Park Place Securities, Inc. Series 2004-WCW1 Class M4, 6.835% 9/25/34	Oct. 2034	9,300	(1,736)
Receive monthly notional amount multiplied by .8% and pay Deutsche Bank upon credit event of Park Place Securities, Inc., par value of the notional amount of Park Place Securities, Inc. Series 2005-WCH1 Class M6, 6.365% 1/25/35	Feb. 2035	3,200	(659)
Receive monthly notional amount multiplied by .82% and pay UBS upon credit event of Morgan Stanley ABS Capital I, Inc., par value of the notional amount of Morgan Stanley ABS Capital I, Inc. Series 2004-NC6 Class M3, 5.6413% 7/25/34	August 2034	2,971	(330)
Receive monthly notional amount multiplied by .85% and pay Deutsche Bank upon credit event of Park Place Securities, Inc., par value of the notional amount of Park Place Securities, Inc. Series 2005-WHQ2 Class M6, 6.105% 5/25/35	June 2035	3,200	(980)
Swap Agreements - continued
	Expiration Date	Notional Amount (000s)	Value (000s)
Credit Default Swaps - continued

Receive monthly notional amount multiplied by .85% and pay UBS upon credit event of Ameriquest Mortgage Securities, Inc., par value of the notional amount of Ameriquest Mortgage Securities, Inc. Series 2004-R9 Class M5, 5.5913% 10/25/34

	Nov. 2034	$ 2,971	$ (496)
Receive monthly notional amount multiplied by .85% and pay UBS upon credit event of Morgan Stanley ABS Capital I, Inc., par value of the notional amount of Morgan Stanley ABS Capital I, Inc. Series 2004-NC8 Class M6, 5.4413% 9/25/34	Oct. 2034	2,971	(420)
Receive monthly notional amount multiplied by 1.6% and pay Morgan Stanley, Inc. upon credit event of Park Place Securities, Inc., par value of the notional amount of Park Place Securities, Inc. Series 2005-WHQ2 Class M7, 5.4413% 5/25/35	June 2035	2,730	(847)
Receive monthly notional amount multiplied by 1.66% and pay Morgan Stanley, Inc. upon credit event of Park Place Securities, Inc., par value of the notional amount of Park Place Securities, Inc. Series 2005-WHQ2 Class M7, 5.4413% 5/25/35	June 2035	2,971	(917)
Receive monthly notional amount multiplied by 2.54% and pay Merrill Lynch upon credit event of Countrywide Home Loans, Inc., par value of the notional amount of Countrywide Home Loans, Inc. Series 2003-BC1 Class B1, 7.6913% 3/25/32	April 2032	262	(8)
Receive monthly notional amount multiplied by 2.61% and pay Goldman Sachs upon credit event of Fremont Home Loan Trust, par value of the notional amount of Fremont Home Loan Trust Series 2004-1 Class M9, 7.3913% 2/25/34	March 2034	387	(55)
Receive monthly notional amount multiplied by 2.61% and pay Goldman Sachs upon credit event of Fremont Home Loan Trust, par value of the notional amount of Fremont Home Loan Trust Series 2004-A Class B3, 7.0413% 1/25/34	Feb. 2034	179	(145)
Swap Agreements - continued
	Expiration Date	Notional Amount (000s)	Value (000s)
Credit Default Swaps - continued

Receive monthly notional amount multiplied by 2.7% and pay Morgan Stanley, Inc. upon credit event of Park Place Securities, Inc., par value of the notional amount of Park Place Securities, Inc. Series 2005-WHQ2 Class M9, 6.41% 5/25/35

	June 2035	$ 10,445	$ (4,522)
Receive monthly notional amount multiplied by 2.79% and pay Merrill Lynch, Inc. upon credit event of New Century Home Equity Loan Trust, par value of the notional amount of New Century Home Equity Loan Trust Series 2004-4 Class M9, 7.0788% 2/25/35	March 2035	5,139	(1,115)
Receive monthly notional amount multiplied by 3% and pay UBS upon credit event of Ameriquest Mortgage Securities, Inc., par value of the notional amount of Ameriquest Mortgage Securities, Inc. Series 2005-R4 Class M9, 7.07% 7/25/35	August 2035	4,750	(1,728)
Receive monthly notional amount multiplied by 5% and pay Deutsche Bank upon credit event of MASTR Asset Backed Securities Trust, par value of the notional amount of MASTR Asset Backed Securities Trust Series 2003-NC1 Class M6, 8.1913% 4/25/33	May 2033	2,971	(858)
Receive monthly notional amount multiplied by 5.55% and pay Deutsche Bank upon credit event of Carrington Mortgage Loan Trust, par value of the notional amount of Carrington Mortgage Loan Trust Series 2006-FRE1 Class M10, 7.74% 7/25/36	August 2036	4,750	(1,994)
Receive monthly notional amount multiplied by 6.25% and pay Deutsche Bank upon credit event of Residential Asset Mortgage Products, Inc., par value of the notional amount of Residential Asset Mortgage Products, Inc. Series 2006-RS5, 7.17% 9/25/36	Oct. 2036	4,750	(3,328)
Receive quarterly notional amount multiplied by .31% and pay Deutsche Bank upon credit of Altria Group, Inc., par value of the notional amount of Altria Group 7% 11/4/13	June 2008	61,000	80
Swap Agreements - continued
	Expiration Date	Notional Amount (000s)	Value (000s)
Credit Default Swaps - continued

Receive quarterly notional amount multiplied by .35% and pay Goldman Sachs upon credit event of Southern California Edison Co., par value of the notional amount of Southern California Edison Co. 7.625% 1/15/10

	Sept. 2010	$ 11,200	$ 49
Receive quarterly notional amount multiplied by .68% and pay Lehman Brothers, Inc. upon credit event of Countrywide Home Loans, Inc., par value of the notional amount of Countrywide Home Loans, Inc. 4% 3/22/11	March 2012	1,450	(116)
Receive quarterly notional amount multiplied by .72% and pay Bank of America upon credit event of Alleghany Energy Supply Co. LLC, par value of the notional amount of Alleghany Energy Supply Co. LLC 8.25% 4/15/12	June 2012	10,500	(215)
Receive quarterly notional amount multiplied by .78% and pay Deutsche Bank upon credit event of Allegheny Energy Supply Co. LLC, par value of the notional amount of Allegheny Energy Supply Co. LLC 8.25% 4/15/12	June 2012	10,505	(192)
Receive semi-annually notional amount multiplied by .285% and pay Deutsche Bank upon credit event of Russian Federation, par value of the notional amount of Russian Federation 7.5% 3/31/30 (Reg. S)	April 2009	30,000	(142)
Receive semi-annually notional amount multiplied by .32% and pay Merrill Lynch, Inc. upon credit event of United Mexican States, par value of the notional amount of United Mexican States 7.5% 4/8/33	April 2011	30,000	(149)
Receive semi-annually notional amount multiplied by .41% and pay Credit Suisse First Boston upon credit event of Russian Federation, par value of the notional amount of Russian Federation 7.5% 3/31/30 (Reg. S)	May 2012	13,700	(216)
Receive semi-annually notional amount multiplied by .495% and pay Credit Suisse First Boston, upon credit event of Russian Federation, par value of the notional amount of Russian Federation 7.5% 3/31/30 (Reg. S)	Sept. 2011	5,750	(50)
Swap Agreements - continued
	Expiration Date	Notional Amount (000s)	Value (000s)
Credit Default Swaps - continued

Receive semi-annually notional amount multiplied by .5% and pay Credit Suisse First Boston upon credit event of Russian Federation, par value of the notional amount of Russian Federation 7.5% 3/31/30 (Reg. S)

	June 2008	$ 22,335	$ 13
Receive semi-annually notional amount multiplied by .5% and pay Deutsche Bank upon credit event of Russian Federation, par value of the notional amount of Russian Federation 7.5% 3/31/30 (Reg. S)	June 2008	14,815	9
Receive semi-annually notional amount multiplied by .53% and pay Credit Suisse First Boston upon credit event of Russian Federation, par value of the notional amount of Russian Federation 7.5% 3/31/30 (Reg. S)	June 2008	12,150	11
Receive semi-annually notional amount multiplied by .78% and pay Deutsche Bank, upon credit event of United Mexican States, par value of the notional amount of United Mexican States 7.5% 4/8/33	Sept. 2016	2,400	14
TOTAL CREDIT DEFAULT SWAPS		470,500	(27,486)
Interest Rate Swaps
Receive quarterly a fixed rate equal to 4.898% and pay quarterly a floating rate based on 3-month LIBOR with Lehman Brothers, Inc.	August 2014	32,550	(294)
Receive semi-annually a fixed rate equal to 4.745% and pay quarterly a floating rate based on 3-month LIBOR with UBS	Jan. 2011	70,000	(376)
Receive semi-annually a fixed rate equal to 4.975% and pay quarterly a floating rate based on 3-month LIBOR with Bank of America	Nov. 2011	200,000	2,774
Swap Agreements - continued
	Expiration Date	Notional Amount (000s)	Value (000s)
Interest Rate Swaps - continued
Receive semi-annually a fixed rate equal to 5.0375% and pay quarterly a floating rate based on 3-month LIBOR with Bank of America	Nov. 2010	$ 270,000	$ 4,490
Receive semi-annually a fixed rate equal to 5.51% and pay quarterly a floating rate based on 3-month LIBOR with Deutsche Bank	Nov. 2036	75,000	1,606
TOTAL INTEREST RATE SWAPS		647,550	8,200
Total Return Swaps
Receive monthly a return equal to Lehman Brothers CMBS AAA 8.5+ and pay monthly a floating rate based on 1-month LIBOR minus 5.5 basis points with Lehman Brothers, Inc.	Oct. 2007	200,000	2,646
Receive monthly a return equal to Lehman Brothers CMBS AAA 8.5+ Index and pay monthly a floating rate based on 1-month LIBOR minus 25 basis points with Lehman Brothers, Inc.	May 2008	30,000	402
TOTAL TOTAL RETURN SWAPS		230,000	3,048
		$ 1,348,050	$ (16,238)
Legend
(a) Includes investment made with cash collateral received from securities on loan.
(b) Non-income producing.
(c) Security or a portion of the security is on loan at period end.

(d) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $529,331,000 or 4.4% of net assets.

(e) Security or a portion of the security purchased on a delayed delivery or when-issued basis.
(f) Security or a portion of the security has been segregated as collateral for open swap agreements. At the period end, the value of securities pledged amounted to $23,600,000
(g) Represents a tradable index of credit default swaps on home equity asset-backed debt securities.
(h) The coupon rate shown on floating or adjustable rate securities represents the rate at period end.

(i) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. A complete schedule of portfolio holdings for each Fidelity Central Fund is filed with the SEC for the first and third quarters of each fiscal year on Form N-Q and is available upon request or at the SEC's web site at www.sec.gov. A holdings list for the Fund, which presents direct holdings as well as the pro rata share of securities and other investments held indirectly through its investment in underlying non-money market Fidelity Central Funds, is available at fidelity.com and/or advisor.fidelity.com, as applicable. In addition, each Fidelity Central Fund's financial statements, which are not covered by the Fund's Report of Independent Registered Public Accounting Firm, are available on the SEC's web site or upon request.

(j) Security represents right to receive monthly interest payments on an underlying pool of mortgages or assets. Principal shown is the outstanding par amount of the pool held as of the end of the period.

# Additional Information on each counterparty to the repurchase agreement is as follows:
Repurchase Agreement / Counterparty	Value (Amounts in thousands)
$97,846,000 due 9/04/07 at 5.02%
Banc of America Securities LLC	$ 8,551
Citigroup Global Markets, Inc.	31,094
Lehman Brothers, Inc.	26,310
UBS Securities LLC	31,891
$ 97,846
$1,020,485,000 due 9/04/07 at 5.37%
BNP Paribas Securities Corp.	$ 23,580
Banc of America Securities LLC	361,360
Bank of America, NA	162,419
Bear Stearns & Co., Inc.	20,302
Citigroup Global Markets, Inc.	64,033
Credit Suisse Securities (USA) LLC	40,605
Greenwich Capital Markets, Inc.	20,302
HSBC Securities (USA), Inc.	40,605
ING Financial Markets LLC	81,210
Societe Generale, New York Branch	121,814
UBS Securities LLC	39,590
WestLB AG	44,665
$ 1,020,485
$469,365,000 due 9/04/07 at 5.40%
Barclays Capital, Inc.	$ 300,792
Citigroup Global Markets, Inc.	39,662
Countrywide Securities Corp.	128,911
$ 469,365
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned (Amounts in thousands)
Fidelity 1-3 Year Duration Securitized Bond Central Fund	$ 25,613
Fidelity 2-5 Year Duration Securitized Bond Central Fund	41,386
Fidelity Corporate Bond 1-5 Year Central Fund	40,632
Fidelity Mortgage Backed Securities Central Fund	90,380
Fidelity Specialized High Income Central Fund	7,206
Fidelity Ultra-Short Central Fund	154,297
Total	$ 359,514

Additional information regarding the Fund's fiscal year to date purchases and sales, including the ownership percentage, of the non Money Market Central Funds is as follows:
Fund (Amounts in thousands)	Value, beginning of period	Purchases	Sales Proceeds	Value, end of period	% ownership, end of period
Fidelity 1-3 Year Duration Securitized Bond Central Fund	$ -	$ 715,630 *	$ -	$ 684,797	24.6%
Fidelity 2-5 Year Duration Securitized Bond Central Fund	-	1,102,295 *	-	1,079,607	28.4%
Fidelity Corporate Bond 1-5 Year Central Fund	-	962,807 *	319,816	633,792	68.3%
Fidelity Mortgage Backed Securities Central Fund	-	2,320,775 *	-	2,282,321	26.5%
Fidelity Specialized High Income Central Fund	98,514	56,466	-	153,954	44.9%
Fidelity Ultra-Short Central Fund	1,960,403	1,307,326 *	792,665	2,327,141	18.5%
Total	$ 2,058,917	$ 6,465,299	$ 1,112,481	$ 7,161,612

* Includes the value of shares received through in-kind contributions. See note 6 of the Notes to Financial Statements.

Income Tax Information
At August 31, 2007, the fund had a capital loss carryforward of approximately $107,051,000 all of which will expire on August 31, 2014.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Statements

Statement of Assets and Liabilities

Amounts in thousands (except per-share amounts)	August 31, 2007

Assets
Investment in securities, at value (including securities loaned of $459,913 and repurchase agreements of $1,587,696) - See accompanying schedule: Unaffiliated issuers (cost $8,205,388)	$ 8,163,831
Fidelity Central Funds (cost $7,390,853)	7,161,612
Total Investments (cost $15,596,241)		$ 15,325,443
Cash		1
Receivable for investments sold		130
Receivable for swap agreements		199
Receivable for fund shares sold		8,061
Interest receivable		46,368
Distributions receivable from Fidelity Central Funds		36,735
Other receivables		88
Total assets		15,417,025

Liabilities
Payable for investments purchased Regular delivery	$ 151,601
Delayed delivery	2,817,328
Payable for fund shares redeemed	5,407
Distributions payable	1,306
Swap agreements, at value	16,238
Accrued management fee	3,126
Distribution fees payable	52
Other affiliated payables	1,351
Other payables and accrued expenses	173
Collateral on securities loaned, at value	467,743
Total liabilities		3,464,325

Net Assets		$ 11,952,700
Net Assets consist of:
Paid in capital		$ 12,359,849
Undistributed net investment income		9,642
Accumulated undistributed net realized gain (loss) on investments		(132,477)
Net unrealized appreciation (depreciation) on investments		(284,314)
Net Assets		$ 11,952,700

See accompanying notes which are an integral part of the financial statements.

Annual Report

Statement of Assets and Liabilities - continued

Amounts in thousands (except per-share amounts)	August 31, 2007

Calculation of Maximum Offering Price Class A: Net Asset Value and redemption price per share ($78,580 ÷ 10,942 shares)	$ 7.18

Maximum offering price per share (100/96.00 of $7.18)	$ 7.48
Class T: Net Asset Value and redemption price per share ($67,673 ÷ 9,419 shares)	$ 7.18

Maximum offering price per share (100/96.00 of $7.18)	$ 7.48
Class B: Net Asset Value and offering price per share ($9,853 ÷ 1,371 shares)A	$ 7.19

Class C: Net Asset Value and offering price per share ($16,801 ÷ 2,337 shares)A	$ 7.19

Investment Grade Bond: Net Asset Value, offering price and redemption price per share ($11,738,517 ÷ 1,633,664 shares)	$ 7.19

Institutional Class: Net Asset Value, offering price and redemption price per share ($41,276 ÷ 5,739 shares)	$ 7.19

A Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Statements - continued

Statement of Operations

Amounts in thousands	Year ended August 31, 2007

Investment Income
Dividends		$ 967
Interest		273,013
Income from Fidelity Central Funds		359,514
Total income		633,494

Expenses
Management fee	$ 36,104
Transfer agent fees	11,526
Distribution fees	522
Fund wide operations fee	3,679
Independent trustees' compensation	37
Miscellaneous	26
Total expenses before reductions	51,894
Expense reductions	(980)	50,914
Net investment income		582,580
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	25,913
Fidelity Central Funds	(27,309)
Capital gain distributions from Fidelity Central Funds	374
Swap agreements	(9,881)
Total net realized gain (loss)		(10,903)
Change in net unrealized appreciation (depreciation) on: Investment securities:
Unaffiliated securities	(28,325)
Fidelity Central Funds	(222,785)
Swap agreements	(14,738)
Delayed delivery commitments	28
Total change in net unrealized appreciation (depreciation)		(265,820)
Net gain (loss)		(276,723)
Net increase (decrease) in net assets resulting from operations		$ 305,857

See accompanying notes which are an integral part of the financial statements.

Annual Report

Statement of Changes in Net Assets

Amounts in thousands	Year ended August 31, 2007	Four months ended August 31, 2006*	Year ended April 30, 2006
Increase (Decrease) in Net Assets
Operations
Net investment income	$ 582,580	$ 149,398	$ 320,576
Net realized gain (loss)	(10,903)	(17,325)	(38,248)
Change in net unrealized appreciation (depreciation)	(265,820)	146,084	(184,829)
Net increase (decrease) in net assets resulting from operations	305,857	278,157	97,499
Distributions to shareholders from net investment income	(577,055)	(127,262)	(304,745)
Distributions to shareholders from net realized gain	(14,688)	-	(66,460)
Total distributions	(591,743)	(127,262)	(371,205)
Share transactions - net increase (decrease)	1,944,823	1,985,853	1,599,350
Total increase (decrease) in net assets	1,658,937	2,136,748	1,325,644

Net Assets
Beginning of period	10,293,763	8,157,015	6,831,371
End of period (including undistributed net investment income of $9,642, $11,929 and $289, respectively)	$ 11,952,700	$ 10,293,763	$ 8,157,015

* The Fund changed its fiscal year end from April 30 to August 31, effective August 31, 2006.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Highlights - Class A

Years ended August 31,	2007	2006H	2006M	2005M	2004M	2003I
Selected Per-Share Data
Net asset value, beginning of period	$ 7.35	$ 7.24	$ 7.50	$ 7.47	$ 7.70	$ 7.48
Income from Investment Operations
Net investment incomeE	.353	.118	.298	.237	.224	.186
Net realized and unrealized gain (loss)	(.161)	.092	(.206)	.131	(.095)	.326
Total from investment operations	.192	.210	.092	.368	.129	.512
Distributions from net investment income	(.352)	(.100)	(.282)	(.238)	(.229)	(.172)
Distributions from net realized gain	(.010)	-	(.070)	(.100)	(.130)	(.120)
Total distributions	(.362)	(.100)	(.352)	(.338)	(.359)	(.292)
Net asset value, end of period	$ 7.18	$ 7.35	$ 7.24	$ 7.50	$ 7.47	$ 7.70
Total ReturnB,C,D	2.61%	2.92%	1.23%	5.03%	1.68%	6.98%
Ratios to Average Net AssetsF,J
Expenses before reductions	.75%	.71%A	.71%	.83%	.83%	.79%A
Expenses net of fee waivers, if any	.75%	.71%A	.71%	.83%	.83%	.79%A
Expenses net of all reductions	.74%	.71%A	.71%	.83%	.83%	.79%A
Net investment income	4.83%	4.86%A	4.04%	3.17%	2.96%	3.73%A
Supplemental Data
Net assets, end of period (in millions)	$ 79	$ 46	$ 37	$ 31	$ 22	$ 8
Portfolio turnover rateG	181%L	206%A,K	145%	227%	238%	276%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Total returns do not include the effect of the sales charges.

E Calculated based on average shares outstanding during the period.

F Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

G Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

H For the four month period ended August 31. The Fund changed its fiscal year from April 30 to August 31, effective August 31, 2006.

I For the period August 27, 2002 (commencement of sale of shares) to April 30, 2003.

J Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

K The portfolio turnover rate does not include the assets acquired in the merger.

L Portfolio turnover rate excludes securities received or delivered through non-taxable in-kind activity.

M For the period ended April 30.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Highlights - Class T

Years ended August 31,	2007	2006H	2006M	2005M	2004M	2003I
Selected Per-Share Data
Net asset value, beginning of period	$ 7.35	$ 7.24	$ 7.51	$ 7.47	$ 7.70	$ 7.48
Income from Investment Operations
Net investment incomeE	.350	.116	.290	.230	.214	.180
Net realized and unrealized gain (loss)	(.163)	.091	(.216)	.141	(.094)	.324
Total from investment operations	.187	.207	.074	.371	.120	.504
Distributions from net investment income	(.347)	(.097)	(.274)	(.231)	(.220)	(.164)
Distributions from net realized gain	(.010)	-	(.070)	(.100)	(.130)	(.120)
Total distributions	(.357)	(.097)	(.344)	(.331)	(.350)	(.284)
Net asset value, end of period	$ 7.18	$ 7.35	$ 7.24	$ 7.51	$ 7.47	$ 7.70
Total ReturnB,C,D	2.54%	2.89%	.98%	5.07%	1.56%	6.87%
Ratios to Average Net AssetsF,J
Expenses before reductions	.80%	.82%A	.83%	.93%	.96%	.97%A
Expenses net of fee waivers, if any	.80%	.82%A	.83%	.93%	.95%	.95%A
Expenses net of all reductions	.79%	.81%A	.83%	.93%	.95%	.95%A
Net investment income	4.77%	4.76%A	3.92%	3.07%	2.84%	3.57%A
Supplemental Data
Net assets, end of period (in millions)	$ 68	$ 59	$ 57	$ 48	$ 30	$ 10
Portfolio turnover rateG	181%L	206%A,K	145%	227%	238%	276%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Total returns do not include the effect of the sales charges.

E Calculated based on average shares outstanding during the period.

F Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

G Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

H For the four month period ended August 31. The Fund changed its fiscal year from April 30 to August 31, effective August 31, 2006.

I For the period August 27, 2002 (commencement of sale of shares) to April 30, 2003.

J Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

K The portfolio turnover rate does not include the assets acquired in the merger.

L Portfolio turnover rate excludes securities received or delivered through non-taxable in-kind activity.

M For the period ended April 30.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Highlights - Class B

Years ended August 31,	2007	2006H	2006M	2005M	2004M	2003I
Selected Per-Share Data
Net asset value, beginning of period	$ 7.36	$ 7.24	$ 7.51	$ 7.47	$ 7.70	$ 7.48
Income from Investment Operations
Net investment incomeE	.299	.099	.239	.180	.166	.147
Net realized and unrealized gain (loss)	(.164)	.102	(.216)	.140	(.095)	.322
Total from investment operations	.135	.201	.023	.320	.071	.469
Distributions from net investment income	(.295)	(.081)	(.223)	(.180)	(.171)	(.129)
Distributions from net realized gain	(.010)	-	(.070)	(.100)	(.130)	(.120)
Total distributions	(.305)	(.081)	(.293)	(.280)	(.301)	(.249)
Net asset value, end of period	$ 7.19	$ 7.36	$ 7.24	$ 7.51	$ 7.47	$ 7.70
Total ReturnB,C,D	1.83%	2.79%	.28%	4.37%	.90%	6.39%
Ratios to Average Net AssetsF,J
Expenses before reductions	1.50%	1.50%A	1.51%	1.64%	1.63%	1.60%A
Expenses net of fee waivers, if any	1.50%	1.50%A	1.51%	1.60%	1.60%	1.60%A
Expenses net of all reductions	1.50%	1.50%A	1.51%	1.59%	1.60%	1.60%A
Net investment income	4.07%	4.07%A	3.24%	2.40%	2.19%	2.92%A
Supplemental Data
Net assets, end of period (in millions)	$ 10	$ 9	$ 9	$ 9	$ 9	$ 8
Portfolio turnover rateG	181%L	206%A,K	145%	227%	238%	276%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Total returns do not include the effect of the contingent deferred sales charge.

E Calculated based on average shares outstanding during the period.

F Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

G Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

H For the four month period ended August 31. The Fund changed its fiscal year from April 30 to August 31, effective August 31, 2006.

I For the period August 27, 2002 (commencement of sale of shares) to April 30, 2003.

J Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

K The portfolio turnover rate does not include the assets acquired in the merger.

L Portfolio turnover rate excludes securities received or delivered through non-taxable in-kind activity.

M For the period ended April 30.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Highlights - Class C

Years ended August 31,	2007	2006H	2006M	2005M	2004M	2003I
Selected Per-Share Data
Net asset value, beginning of period	$ 7.36	$ 7.24	$ 7.51	$ 7.47	$ 7.70	$ 7.48
Income from Investment Operations
Net investment incomeE	.294	.097	.233	.176	.161	.145
Net realized and unrealized gain (loss)	(.163)	.102	(.216)	.140	(.095)	.322
Total from investment operations	.131	.199	.017	.316	.066	.467
Distributions from net investment income	(.291)	(.079)	(.217)	(.176)	(.166)	(.127)
Distributions from net realized gain	(.010)	-	(.070)	(.100)	(.130)	(.120)
Total distributions	(.301)	(.079)	(.287)	(.276)	(.296)	(.247)
Net asset value, end of period	$ 7.19	$ 7.36	$ 7.24	$ 7.51	$ 7.47	$ 7.70
Total ReturnB,C,D	1.77%	2.76%	.20%	4.30%	.84%	6.35%
Ratios to Average Net AssetsF,J
Expenses before reductions	1.55%	1.58%A	1.60%	1.67%	1.66%	1.64%A
Expenses net of fee waivers, if any	1.55%	1.58%A	1.60%	1.66%	1.66%	1.64%A
Expenses net of all reductions	1.55%	1.58%A	1.60%	1.66%	1.66%	1.64%A
Net investment income	4.02%	3.99%A	3.15%	2.34%	2.13%	2.88%A
Supplemental Data
Net assets, end of period (in millions)	$ 17	$ 10	$ 9	$ 7	$ 7	$ 6
Portfolio turnover rateG	181%L	206%A,K	145%	227%	238%	276%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Total returns do not include the effect of the contingent deferred sales charge.

E Calculated based on average shares outstanding during the period.

F Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

G Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

H For the four month period ended August 31. The Fund changed its fiscal year from April 30 to August 31, effective August 31, 2006.

I For the period August 27, 2002 (commencement of sale of shares) to April 30, 2003.

J Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

K The portfolio turnover rate does not include the assets acquired in the merger.

L Portfolio turnover rate excludes securities received or delivered through non-taxable in-kind activity.

M For the period ended April 30.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Highlights - Investment Grade Bond

Years ended August 31,	2007	2006G	2006K	2005K	2004K	2003K
Selected Per-Share Data
Net asset value, beginning of period	$ 7.35	$ 7.24	$ 7.50	$ 7.47	$ 7.70	$ 7.33
Income from Investment Operations
Net investment incomeD	.376	.124	.317	.254	.240	.290
Net realized and unrealized gain (loss)	(.153)	.092	(.206)	.130	(.095)	.483
Total from investment operations	.223	.216	.111	.384	.145	.773
Distributions from net investment income	(.373)	(.106)	(.301)	(.254)	(.245)	(.283)
Distributions from net realized gain	(.010)	-	(.070)	(.100)	(.130)	(.120)
Total distributions	(.383)	(.106)	(.371)	(.354)	(.375)	(.403)
Net asset value, end of period	$ 7.19	$ 7.35	$ 7.24	$ 7.50	$ 7.47	$ 7.70
Total ReturnB,C	3.05%	3.01%	1.48%	5.26%	1.89%	10.82%
Ratios to Average Net AssetsE,H
Expenses before reductions	.45%	.45%A	.46%	.61%	.63%	.66%
Expenses net of fee waivers, if any	.45%	.45%A	.46%	.61%	.63%	.66%
Expenses net of all reductions	.44%	.45%A	.46%	.61%	.63%	.66%
Net investment income	5.13%	5.12%A	4.29%	3.39%	3.16%	3.86%
Supplemental Data
Net assets, end of period (in millions)	$ 11,739	$ 10,141	$ 8,018	$ 6,721	$ 5,735	$ 5,274
Portfolio turnover rateF	181%J	206%A,I	145%	227%	238%	276%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Calculated based on average shares outstanding during the period.

E Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

F Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

G For the four month period ended August 31. The Fund changed its fiscal year from April 30 to August 31, effective August 31, 2006.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

I The portfolio turnover rate does not include the assets acquired in the merger.

J Portfolio turnover rate excludes securities received or delivered through non-taxable in-kind activity.

K For the period ended April 30.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Highlights - Institutional Class

Years ended August 31,	2007	2006G	2006L	2005L	2004L	2003H
Selected Per-Share Data
Net asset value, beginning of period	$ 7.36	$ 7.25	$ 7.51	$ 7.48	$ 7.70	$ 7.48
Income from Investment Operations
Net investment incomeD	.374	.124	.313	.254	.233	.202
Net realized and unrealized gain (loss)	(.163)	.091	(.205)	.129	(.078)	.321
Total from investment operations	.211	.215	.108	.383	.155	.523
Distributions from net investment income	(.371)	(.105)	(.298)	(.253)	(.245)	(.183)
Distributions from net realized gain	(.010)	-	(.070)	(.100)	(.130)	(.120)
Total distributions	(.381)	(.105)	(.368)	(.353)	(.375)	(.303)
Net asset value, end of period	$ 7.19	$ 7.36	$ 7.25	$ 7.51	$ 7.48	$ 7.70
Total ReturnB,C	2.88%	2.99%	1.44%	5.24%	2.04%	7.14%
Ratios to Average Net AssetsE,I
Expenses before reductions	.48%	.49%A	.50%	.59%	.64%	.56%A
Expenses net of fee waivers, if any	.48%	.49%A	.50%	.59%	.64%	.56%A
Expenses net of all reductions	.47%	.49%A	.50%	.59%	.64%	.56%A
Net investment income	5.10%	5.07%A	4.25%	3.40%	3.15%	3.96%A
Supplemental Data
Net assets, end of period (000 omitted)	$ 41,276	$ 29,386	$ 25,776	$ 16,084	$ 2,840	$ 275
Portfolio turnover rateF	181%K	206%A,J	145%	227%	238%	276%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Calculated based on average shares outstanding during the period.

E Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

F Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

G For the four month period ended August 31. The Fund changed its fiscal year from April 30 to August 31, effective August 31, 2006.

H For the period August 27, 2002 (commencement of sale of shares) to April 30, 2003.

I Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

J The portfolio turnover rate does not include the assets acquired in the merger.

K Portfolio turnover rate excludes securities received or delivered through non-taxable in-kind activity.

L For the period ended April 30.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Notes to Financial Statements

For the period ended August 31, 2007

(Amounts in thousands except ratios)

1. Organization.

Fidelity Investment Grade Bond Fund (the Fund) is a fund of Fidelity Fixed-Income Trust (the trust) and is authorized to issue an unlimited number of shares. The trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. The Fund offers Class A, Class T, Class B, Class C, Investment Grade Bond, and Institutional Class shares, each of which has equal rights as to assets and voting privileges. Each class has exclusive voting rights with respect to matters that affect that class. Class B shares will automatically convert to Class A shares after a holding period of seven years from the initial date of purchase. Investment income, realized and unrealized capital gains and losses, the common expenses of the Fund, and certain fund-level expense reductions, if any, are allocated on a pro rata basis to each class based on the relative net assets of each class to the total net assets of the Fund. Each class differs with respect to transfer agent and distribution and service plan fees incurred. Certain expense reductions also differ by class.

2. Investments in Fidelity Central Funds.

The Fund may invest in Fidelity Central Funds which are open-end investment companies available only to other investment companies and accounts managed by Fidelity Management & Research Company (FMR) and its affiliates. The Fund's Schedule of Investments lists each of the Fidelity Central Funds as an investment of the Fund, but does not include the underlying holdings of each Fidelity Central Fund. As an Investing Fund, the Fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

Based on their investment objective, each Fidelity Central Fund may invest or participate in various investment vehicles or strategies that are similar to those of the Fund. These strategies are consistent with the investment objectives of the Fund and may involve certain economic risks which may cause a decline in value of each of the Fidelity Central Funds and thus a decline in the value of the Fund. The following summarizes the Fund's investment in each Fidelity Central Fund.

Fidelity Central Fund	Investment Manager	Investment Objective	Investment Practices
Fidelity 1-3 Year Duration Securitized Bond Central Fund	Fidelity Investment Money Manage ment, Inc. (FIMM)	Seeks a high level of income by normally investing in investment-grade securitized debt securities and repurchase agreements for those securities.	Futures Repurchase Agreements Restricted Securities Swap Agreements

Annual Report

2. Investments in Fidelity Central Funds - continued

Fidelity Central Fund	Investment Manager	Investment Objective	Investment Practices
Fidelity 2-5 Year Duration Securitized Bond Central Fund	FIMM	Seeks a high level of income by normally investing in investment-grade securitized debt securities and repurchase agreements for those securities.	Repurchase Agreements Restricted Securities Swap Agreements
Fidelity Corporate Bond 1-5 Year Central Fund	FIMM	Seeks a high level of income by normally investing in investment-grade corporate bonds and other corporate debt securities and repurchase agreements for those securities.	Repurchase Agreements Restricted Securities Swap Agreements
Fidelity Mortgage Backed Securities Central Fund	FIMM	Seeks a high level of income by normally investing in investment-grade mortgage-related securities and repurchase agreements for those securities.	Delayed Delivery & When Issued Securities Mortgage Dollar Rolls Repurchase Agreements Swap Agreements
Fidelity Specialized High Income Central Fund	Fidelity Manage-ment & Research Company, Inc. (FMRC)	Seeks a high level of current income by normally investing in income-producing debt securities, with an emphasis on lower-quality debt securities.	Loans & Direct Debt Instruments Repurchase Agreements Restricted Securities
Fidelity Ultra-Short Central Fund	FIMM	Seeks to obtain a high level of current income consistent with preservation of capital by investing in U.S. dollar denominated money market and investment-grade debt securities.	Futures Mortgage Dollar Rolls Repurchase Agreements Restricted Securities Swap Agreements

The Central Funds may invest a portion of their assets in securities of issuers that hold mortgage securities, including subprime mortgage securities. The value of these securities is sensitive to changes in economic conditions, including delinquencies and/or

Annual Report

Notes to Financial Statements - continued

(Amounts in thousands except ratios)

2. Investments in Fidelity Central Funds - continued

defaults, and may be adversely affected by shifts in the market's perception of the issuers and changes in interest rates.

A holdings listing for the Fund, which presents direct holdings as well as the pro rata share of any securities and other investments held indirectly through its investment in underlying non-money market Fidelity Central Funds, is available at fidelity.com and/or advisor.fidelity.com, as applicable. A complete list of holdings for each Fidelity Central Fund is available upon request or at the SEC's web site at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds, which are not covered by the Fund's Report of Independent Registered Public Accounting Firm, are available on the SEC's web site or upon request.

3. Significant Accounting Policies.

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America, which require management to make certain estimates and assumptions at the date of the financial statements. The following summarizes the significant accounting policies of the Fund:

Security Valuation. Investments are valued and net asset value per share is calculated (NAV calculation) as of the close of business of the New York Stock Exchange, normally 4:00 p.m. Eastern time. Wherever possible, the Fund uses independent pricing services approved by the Board of Trustees to value its investments. Debt securities, including restricted securities, for which quotations are readily available, are valued by independent pricing services or by dealers who make markets in such securities. Pricing services consider yield or price of bonds of comparable quality, coupon, maturity and type as well as available dealer supplied prices. Certain of the Fund's securities may be valued by a single source or dealer.

When current market prices or quotations are not readily available or do not accurately reflect fair value, valuations may be determined in accordance with procedures adopted by the Board of Trustees. Factors used in the determination of fair value may include current market trading activity, interest rates, credit quality and default rates. The frequency of when fair value pricing is used is unpredictable. The value of securities used for NAV calculation under fair value pricing may differ from published prices for the same securities. Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued at amortized cost, which approximates value.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV for processing shareholder transactions includes

Annual Report

3. Significant Accounting Policies - continued

Investment Transactions and Income - continued

trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost and may include proceeds received from litigation. Dividend income is recorded on the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Interest income and income and capital gain distributions from the Fidelity Central Funds are accrued as earned. Interest income includes coupon interest and amortization of premium and accretion of discount on debt securities.

Expenses. Most expenses of the trust can be directly attributed to a fund. Expenses which cannot be directly attributed are apportioned among each Fund in the trust. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Deferred Trustee Compensation. Under a Deferred Compensation Plan (the Plan), Independent Trustees must defer receipt of a portion of, and may elect to defer receipt of an additional portion of, their annual compensation. Deferred amounts are invested in a cross-section of Fidelity funds, are marked-to-market and remain in the Fund until distributed in accordance with the Plan. The investment of deferred amounts and the offsetting payable to the Trustees are included in the accompanying Statement of Assets and Liabilities.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company by distributing all of its taxable income and realized gains under Subchapter M of the Internal Revenue Code. As a result, no provision for income taxes is required in the accompanying financial statements.

Dividends are declared daily and paid monthly from net investment income. Distributions from realized gains, if any, are recorded on the ex-dividend date. Income dividends and capital gain distributions are declared separately for each class. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from generally accepted accounting principles.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. Certain adjustments have been made to the accounts relating to prior periods. Collectively, these adjustments have no impact on net assets or the results of operations. Temporary book-tax differences will reverse in a subsequent period.

Book-tax differences are primarily due to the short-term gain distributions from the Fidelity Central Funds, swap agreements, market discount, partnerships (including allocations from Fidelity Central Funds), deferred trustees compensation, financing

Annual Report

Notes to Financial Statements - continued

(Amounts in thousands except ratios)

3. Significant Accounting Policies - continued

Income Tax Information and Distributions to Shareholders - continued

transactions, capital loss carryforwards and losses deferred due to wash sales and excise tax regulations.

The tax-basis components of distributable earnings and the federal tax cost as of period end were as follows:

Unrealized appreciation	$ 72,812
Unrealized depreciation	(343,702)
Net unrealized appreciation (depreciation)	(270,890)
Undistributed ordinary income	7,765
Capital loss carryforward	(107,051)

Cost for federal income tax purposes	$ 15,596,333

The tax character of distributions paid was as follows:

	Year ended August 31, 2007	Four months ended August 31, 2007	Year ended April 30, 2006
Ordinary Income	$ 591,743	$ 127,262	$ 323,808
Long-term Capital Gains	-	-	47,397
Total	$ 591,743	$ 127,262	$ 371,205

New Accounting Pronouncements. In July 2006, Financial Accounting Standards Board Interpretation No. 48, Accounting for Uncertainty in Income Taxes - an interpretation of FASB Statement 109 (FIN 48), was issued and is effective on the last business day of the semiannual reporting period for fiscal years beginning after December 15, 2006. FIN 48 sets forth a threshold for financial statement recognition, measurement and disclosure of a tax position taken or expected to be taken on a tax return. Management has concluded that the adoption of FIN 48 will not result in a material impact on the Fund's net assets, results of operations and financial statement disclosures.

In addition, in September 2006, Statement of Financial Accounting Standards No. 157, Fair Value Measurements (SFAS 157), was issued and is effective for fiscal years beginning after November 15, 2007. SFAS 157 defines fair value, establishes a framework for measuring fair value and expands disclosures about fair value measurements. Management is currently evaluating the impact the adoption of SFAS 157 will have on the Fund's financial statement disclosures.

Annual Report

4. Operating Policies.

Repurchase Agreements. FMR has received an Exemptive Order from the Securities and Exchange Commission (the SEC) which permits the Fund and other affiliated entities of FMR to transfer uninvested cash balances into joint trading accounts which are then invested in repurchase agreements. The Fund may also invest directly with institutions in repurchase agreements. Repurchase agreements are collateralized by government or non-government securities. Upon settlement date, collateral is held in segregated accounts with custodian banks and may be obtained in the event of a default of the counterparty. The Fund monitors, on a daily basis, the value of the collateral to ensure it is at least equal to the principal amount of the repurchase agreement (including accrued interest). In the event of a default by the counterparty, realization of the collateral proceeds could be delayed, during which time the value of the collateral may decline.

Delayed Delivery Transactions and When-Issued Securities. The Fund may purchase or sell securities on a delayed delivery or when-issued basis. Payment and delivery may take place after the customary settlement period for that security. The price of the underlying securities and the date when the securities will be delivered and paid for are fixed at the time the transaction is negotiated. During the time a delayed delivery sell is outstanding, the contract is marked-to-market daily and equivalent deliverable securities are held for the transaction. The value of the securities purchased on a delayed delivery or when-issued basis are identified as such in the Fund's Schedule of Investments. The Fund may receive compensation for interest forgone in the purchase of a delayed delivery or when-issued security. With respect to purchase commitments, the Fund identifies securities as segregated in its records with a value at least equal to the amount of the commitment. Losses may arise due to changes in the value of the underlying securities or if the counterparty does not perform under the contract's terms, or if the issuer does not issue the securities due to political, economic, or other factors.

Restricted Securities. The Fund may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities is included at the end of the Fund's Schedule of Investments.

Swap Agreements. The Fund may invest in swaps for the purpose of managing its exposure to interest rate, credit or market risk.

Interest rate swaps are agreements to exchange cash flows periodically based on a notional principal amount, for example, the exchange of fixed rate interest payments for floating rate interest payments. The primary risk associated with interest rate swaps is

Annual Report

Notes to Financial Statements - continued

(Amounts in thousands except ratios)

4. Operating Policies - continued

Swap Agreements - continued

that unfavorable changes in the fluctuation of interest rates could adversely impact a fund.

Total return swaps are agreements to exchange the return generated by one instrument or index for the return generated by another instrument, for example, the agreement to pay interest in exchange for a market-linked return based on a notional amount. To the extent the total return of the index exceeds the offsetting interest obligation, a fund will receive a payment from the counterparty. To the extent it is less, a fund will make a payment to the counterparty.

Credit default swaps involve the exchange of a fixed rate premium for protection against the loss in value of an underlying debt instrument in the event of a defined credit event (such as payment default or bankruptcy). Under the terms of the swap, one party acts as a "guarantor" receiving a periodic payment that is a fixed percentage applied to a notional principal amount. In return the party agrees to purchase the notional amount of the underlying instrument, at par, if a credit event occurs during the term of the swap. The Fund may enter into credit default swaps in which either it or its counterparty act as guarantors. By acting as the guarantor of a swap, a fund assumes the market and credit risk of the underlying instrument including liquidity and loss of value.

Swaps are marked-to-market daily based on dealer-supplied valuations and changes in value are recorded as unrealized appreciation (depreciation). Periodic payments and premiums received or made by the Fund are recorded in the accompanying Statement of Operations as realized gains or losses, respectively. Gains or losses are realized upon early termination of the swap agreement. Collateral, in the form of cash or securities, may be required to be held in segregated accounts with a fund's custodian in compliance with swap contracts. Risks may exceed amounts recognized on the Statement of Assets and Liabilities. These risks include changes in the returns of the underlying instruments, failure of the counterparties to perform under the contracts' terms and the possible lack of liquidity with respect to the swap agreements. Details of swap agreements open at period end are included in the Fund's Schedule of Investments under the caption "Swap Agreements".

Mortgage Dollar Rolls. To earn additional income, the Fund may employ trading strategies which involve the sale and simultaneous agreement to repurchase similar securities ("mortgage dollar rolls") or the purchase and simultaneous agreement to sell similar securities ("reverse mortgage dollar rolls"). The securities traded are mortgage securities and bear the same interest rate but may be collateralized by different pools of mortgages. During the period between the sale and repurchase in a mortgage dollar roll transaction, a fund will not be entitled to receive interest and principal payments on the

Annual Report

4. Operating Policies - continued

Mortgage Dollar Rolls - continued

securities sold but will invest the proceeds of the sale in other securities which may enhance the yield and total return. In addition, the difference between the sale price and the future purchase price is recorded as an adjustment to investment income. During the period between the purchase and subsequent sale in a reverse mortgage dollar roll transaction a fund is entitled to interest and principal payments on the securities purchased. The price differential between the purchase and sale is recorded as an adjustment to investment income. Losses may arise due to changes in the value of the securities or if the counterparty does not perform under the terms of the agreement. If the counterparty files for bankruptcy or becomes insolvent, a fund's right to repurchase or sell securities may be limited.

5. Purchases and Sales of Investments.

Purchases and sales of securities (including the Fixed-Income Central Funds), other than short-term securities, U.S. government securities and non-taxable in-kind transactions, aggregated $4,640,665 and $3,071,799, respectively.

6. Fees and Other Transactions with Affiliates.

Management Fee and Expense Contract. FMR and its affiliates provide the Fund with investment management related services for which the Fund pays a monthly management fee. The management fee is the sum of an individual fund fee rate that is based on an annual rate of .20% of the Fund's average net assets and a group fee rate that averaged .12% during the period. The group fee rate is based upon the average net assets of all the mutual funds advised by FMR. The group fee rate decreases as assets under management increase and increases as assets under management decrease. For the period, the total annual management fee rate was .32% of the Fund's average net assets.

In addition, under the expense contract, FMR pays all class-level expenses for Investment Grade Bond, so that the total expenses, except the compensation of the independent Trustees and certain other expenses such as interest expense, including commitment fees do not exceed .45% of the Class' average net assets. This agreement does not apply to any of the other classes and any change or modification that would increase expenses can only be made with shareholder approval.

FMR pays a portion of the management fees received from the Fund to the Fidelity Central Funds' investment advisers, who are also affiliates, for managing the assets of the Fidelity Central Funds.

Distribution and Service Plan. In accordance with Rule 12b-1 of the 1940 Act, the Fund has adopted separate Distribution and Service Plans for each class of shares.

Annual Report

Notes to Financial Statements - continued

(Amounts in thousands except ratios)

6. Fees and Other Transactions with Affiliates - continued

Distribution and Service Plan - continued

Certain classes pay Fidelity Distributors Corporation (FDC), an affiliate of FMR, separate Distribution and Service Fees, each of which is based on an annual percentage of each class' average net assets. In addition, FDC may pay financial intermediaries for selling shares of the Fund and providing shareholder support services. For the period, the Distribution and Service Fee rates and the total amounts paid to and retained by FDC were as follows:

	Distribution Fee	Service Fee	Paid to FDC	Retained by FDC
Class A	0%	.25%	$ 127	$ 31
Class T	0%	.25%	162	3
Class B	.65%	.25%	89	64
Class C	.75%	.25%	144	33
			$ 522	$ 131

On January 18, 2007, the Board of Trustees approved an increase in Class A's Service fee from .15% to .25%, effective April 1, 2007.

Sales Load. FDC receives a front-end sales charge of up to 4.00% for selling Class A shares and Class T shares (4.75% for Class A and 3.50% for Class T prior to April 1, 2007), some of which is paid to financial intermediaries for selling shares of the Fund. FDC receives the proceeds of contingent deferred sales charges levied on Class A, Class T, Class B, and Class C redemptions. These charges depend on the holding period. The deferred sales charges range from 5% to 1% for Class B, 1% for Class C, ..75% to .50% for certain purchases of Class A shares and .25% for certain purchases of Class T shares.

For the period, sales charge amounts retained by FDC were as follows:

Retained by FDC
Class A	$ 17
Class T	6
Class B*	28
Class C*	2
$ 53

* When Class B and Class C shares are initially sold, FDC pays commissions from its own resources to financial intermediaries through which the sales are made.

Transfer Agent Fees. Fidelity Investments Institutional Operations Company, Inc. (FIIOC), an affiliate of FMR, is the transfer, dividend disbursing and shareholder servicing agent for each class of the Fund, except for Investment Grade Bond. Fidelity Service Company, Inc. (FSC), an affiliate of FMR, is the transfer agent for Investment Grade

Annual Report

6. Fees and Other Transactions with Affiliates - continued

Transfer Agent Fees - continued

Bond shares. FIIOC receives account fees and asset-based fees that vary according to the account size and type of account of the shareholders of the respective classes of the Fund. FSC receives an asset-based fee of .10% of Investment Grade Bond's average net assets. FIIOC and FSC pay for typesetting, printing and mailing of shareholder reports, except proxy statements. For the period, the total transfer agent fees paid by each class to FIIOC or FSC, were as follows:

	Amount	% of Average Net Assets
Class A	$ 130.20
Class T	131.20
Class B	25.25
Class C	29.20
Investment Grade Bond	11,168.10
Institutional Class	43.13
	$ 11,526

Fundwide Operations Fee. Pursuant to the Fundwide Operations and Expense Agreement (FWOE), FMR has agreed to provide for fund level expenses (which do not include transfer agent, Rule 12b-1 fees, compensation of the independent trustees, interest (including commitment fees), taxes or extraordinary expenses, if any) in return for a FWOE fee equal to .35% less the total amount of the management fee. The FWOE paid by the Fund is reduced by an amount equal to the fees and expenses paid to the independent trustees. For the period, the FWOE fee was equivalent to an annual rate of .03% of average net assets.

Exchange-In-Kind. During the period, the Fund exchanged securities for shares of four newly created Fidelity Fixed-Income Central Funds, all of which are affiliated investment companies managed by FIMM, an affiliate of FMR. The Fund delivered securities to each Fixed-Income Central Fund in exchange for shares of each respective Fixed-Income Central Fund, as presented in the accompanying table. Each exchange is considered a non-taxable exchange for federal income tax purposes, with no gain or loss recognized by the Fund or its shareholders.

Fidelity Fixed-Income Central Fund	Value of Securities Delivered (including accrued interest)	Unrealized Appreciation/ (Depreciation)	Shares of Fixed-Income Central Fund Exchanged
1-3 Year Duration Securitized Bond Central Fund	$ 348,124	$ (4,288)	3,481

Annual Report

Notes to Financial Statements - continued

(Amounts in thousands except ratios)

6. Fees and Other Transactions with Affiliates - continued

Exchange-In-Kind - continued

Fidelity Fixed-Income Central Fund	Value of Securities Delivered (including accrued interest)	Unrealized Appreciation/ (Depreciation)	Shares of Fixed-Income Central Fund Exchanged
2-5 Year Duration Securitized Bond Central Fund	642,867	(751)	6,429
Corporate Bond 1-5 Year Central Fund	854,634	1,964	8,546
Mortgage Backed Securities Central Fund	2,240,754	(1,346)	22,408
Total	$ 4,086,379	$ (4,421)	40,864

On April 27, 2007, the Fund purchased 4,113 shares of Fidelity Ultra Short Central Fund, an affiliated entity, valued at $407,305 by transferring securities of equal value, including accrued interest. This is considered taxable for federal income tax purposes, and the Fund recognized a gain of $616.

7. Committed Line of Credit.

The Fund participates with other funds managed by FMR in a $4.2 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The Fund has agreed to pay commitment fees on its pro rata portion of the line of credit, which amounted to $26 and is reflected in Miscellaneous Expense on the Statement of Operations. During the period, there were no borrowings on this line of credit.

8. Security Lending.

The Fund lends portfolio securities from time to time in order to earn additional income. On the settlement date of the loan, the Fund receives collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of business of the Fund and any additional required collateral is delivered to the Fund on the next business day. If the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, a fund could experience delays and costs in recovering the securities loaned or in gaining access to the collateral. Any cash collateral received is invested in cash equivalents. The value of loaned securities and cash collateral at period end are disclosed on the Fund's Statement of Assets and Liabilities. Security lending income represents the income earned on investing cash collateral, less fees and expenses associated with the loan, plus any

Annual Report

8. Security Lending - continued

premium payments that may be received on the loan of certain types of securities. Security lending income is presented in the Statement of Operations as a component of interest income. Net income from lending portfolio securities during the period amounted to $762.

9. Expense Reductions.

Through arrangements with the Fund's custodian and each class' transfer agent, credits realized as a result of uninvested cash balances were used to reduce the Fund's expenses. During the period, these credits reduced the Fund's management fee by $129. During the period, credits reduced each class' transfer agent expense as noted in the table below.

Transfer Agent expense reduction
Class A	$ 5
Class T	4
Investment Grade Bond	840
Institutional Class	2
$ 851

10. Other.

The Fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

In September 2006, FIIOC, a transfer agent of the Fund, notified the Fund that the Fund's books and records did not reflect a conversion of certain Class B to Class A shares upon their conversion date. In March 2007, FIIOC converted the relevant Class B shares to Class A shares and recorded the conversion in the books and records of the Fund which did not result in a material impact to the Fund's reported net assets or results of operations in the accompanying financial statements. FIIOC has remediated affected shareholders.

At the end of the period, Fidelity Freedom 2010 Fund and Fidelity Freedom 2020 Fund were the owners of record of approximately 13% and 12%, respectively, of the total outstanding shares of the Fund. The Fidelity Freedom Funds were the owners of record, in the aggregate, of approximately 42% of the total outstanding shares of the Fund.

Annual Report

Notes to Financial Statements - continued

(Amounts in thousands except ratios)

11. Distributions to Shareholders.

Distributions to shareholders of each class were as follows:

	August 31, 2007	Four months ended August 31, 2006	April 30, 2006
From net investment income
Class A	$ 3,068	$ 557	$ 1,232
Class T	3,063	768	2,022
Class B	397	105	289
Class C	572	104	234
Investment Grade Bond	568,231	125,340	300,091
Institutional Class	1,724	388	877
Total	$ 577,055	$ 127,262	$ 304,745
From net realized gain
Class A	$ 77	$ -	$ 293
Class T	85	-	479
Class B	13	-	86
Class C	16	-	71
Investment Grade Bond	14,456	-	65,359
Institutional Class	41	-	172
Total	$ 14,688	$ -	$ 66,460

12. Share Transactions.

Transactions for each class of shares were as follows:

Shares
	Year ended August 31, 2007	Four months ended August 31, 2006	Year ended April 30, 2006
Class A
Shares sold	7,301	1,787	5,817
Reinvestment of distributions	414	74	170
Shares redeemed	(2,974)	(775)	(4,972)
Net increase (decrease)	4,741	1,086	1,015
Class T
Shares sold	4,101	1,019	3,807
Reinvestment of distributions	423	104	334
Shares redeemed	(3,090)	(1,054)	(2,644)
Net increase (decrease)	1,434	69	1,497
Class B
Shares sold	407	115	488
Reinvestment of distributions	43	11	41
Shares redeemed	(365)	(151)	(388)
Net increase (decrease)	85	(25)	141

Annual Report

12. Share Transactions - continued

Shares
	Year ended August 31, 2007	Four months ended August 31, 2006	Year ended April 30, 2006
Class C
Shares sold	1,716	183	850
Reinvestment of distributions	54	12	35
Shares redeemed	(791)	(126)	(474)
Net increase (decrease)	979	69	411
Investment Grade Bond
Shares sold	397,704	69,585	296,083
Issued in exchange for shares of Spartan Investment Grade Bond Fund	-	250,883	-
Reinvestment of distributions	77,325	16,933	48,523
Shares redeemed	(220,217)	(66,028)	(132,782)
Net increase (decrease)	254,812	271,373	211,824
Institutional Class
Shares sold	3,197	907	1,805
Reinvestment of distributions	177	46	125
Shares redeemed	(1,627)	(517)	(515)
Net increase (decrease)	1,747	436	1,415
Dollars
	Year ended August 31, 2007	Four months ended August 31, 2006	Year ended April 30, 2006
Class A
Shares sold	$ 53,656	$ 12,921	$ 42,930
Reinvestment of distributions	3,036	536	1,256
Shares redeemed	(21,797)	(5,603)	(36,700)
Net increase (decrease)	$ 34,895	$ 7,854	$ 7,486
Class T
Shares sold	$ 30,149	$ 7,370	$ 28,191
Reinvestment of distributions	3,102	757	2,473
Shares redeemed	(22,619)	(7,604)	(19,510)
Net increase (decrease)	$ 10,632	$ 523	$ 11,154
Class B
Shares sold	$ 2,988	$ 830	$ 3,626
Reinvestment of distributions	314	82	301
Shares redeemed	(2,676)	(1,094)	(2,863)
Net increase (decrease)	$ 626	$ (182)	$ 1,064

Annual Report

Notes to Financial Statements - continued

(Amounts in thousands except ratios)

12. Share Transactions - continued

Dollars
	Year ended August 31, 2007	Four months ended August 31, 2006	Year ended April 30, 2006
Class C
Shares sold	$ 12,632	$ 1,328	$ 6,307
Reinvestment of distributions	397	89	261
Shares redeemed	(5,778)	(914)	(3,511)
Net increase (decrease)	$ 7,251	$ 503	$ 3,057
Investment Grade Bond
Shares sold	$ 2,923,221	$ 506,029	$ 2,186,923
Issued in exchange for shares of Spartan Investment Grade Bond Fund	-	1,823,921	-
Reinvestment of distributions	567,650	122,970	359,152
Shares redeemed	(1,612,267)	(478,951)	(979,977)
Net increase (decrease)	$ 1,878,604	$ 1,973,969	$ 1,566,098
Institutional Class
Shares sold	$ 23,420	$ 6,594	$ 13,369
Reinvestment of distributions	1,297	334	926
Shares redeemed	(11,902)	(3,742)	(3,804)
Net increase (decrease)	$ 12,815	$ 3,186	$ 10,491

13. Credit Risk.

The Fund invests a portion of its assets in securities of issuers that hold mortgage securities, including subprime mortgage securities. The value of these securities is sensitive to changes in economic conditions, including delinquencies and/or defaults, and may be adversely affected by shifts in the market's perception of the issuers and changes in interest rates.

Annual Report

Report of Independent Registered Public Accounting Firm

To the Trustees of Fidelity Fixed-Income Trust and the Shareholders of Fidelity Investment Grade Bond Fund:

In our opinion, the accompanying statement of assets and liabilities, including the schedule of investments, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of Fidelity Investment Grade Bond Fund (a fund of Fidelity Fixed-Income Trust) at August 31, 2007, the results of its operations for the year then ended, the changes in its net assets for each of the periods indicated and the financial highlights for each of the periods indicated, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as "financial statements") are the responsibility of the Fidelity Investment Grade Bond Fund's management. Our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at August 31, 2007 by correspondence with the custodian and brokers, provide a reasonable basis for our opinion.

/s/ PricewaterhouseCoopers LLP

PricewaterhouseCoopers LLP

Boston, Massachusetts

November 2, 2007

Annual Report

Trustees and Officers

The Trustees, Members of the Advisory Board, and executive officers of the trust and fund, as applicable, are listed below. The Board of Trustees governs the fund and is responsible for protecting the interests of shareholders. The Trustees are experienced executives who meet periodically throughout the year to oversee the fund's activities, review contractual arrangements with companies that provide services to the fund, and review the fund's performance. Except for James C. Curvey, each of the Trustees oversees 369 funds advised by FMR or an affiliate. Mr. Curvey oversees 339 funds advised by FMR or an affiliate.

The Trustees hold office without limit in time except that (a) any Trustee may resign; (b) any Trustee may be removed by written instrument, signed by at least two-thirds of the number of Trustees prior to such removal; (c) any Trustee who requests to be retired or who has become incapacitated by illness or injury may be retired by written instrument signed by a majority of the other Trustees; and (d) any Trustee may be removed at any special meeting of shareholders by a two-thirds vote of the outstanding voting securities of the trust. Each Trustee who is not an interested person (as defined in the 1940 Act) (Independent Trustee), shall retire not later than the last day of the calendar year in which his or her 72nd birthday occurs. The Independent Trustees may waive this mandatory retirement age policy with respect to individual Trustees. The executive officers and Advisory Board Members hold office without limit in time, except that any officer and Advisory Board Member may resign or may be removed by a vote of a majority of the Trustees at any regular meeting or any special meeting of the Trustees. Except as indicated, each individual has held the office shown or other offices in the same company for the past five years.

The fund's Statement of Additional Information (SAI) includes more information about the Trustees. To request a free copy, call Fidelity at 1-877-208-0098.

Interested Trustees*:

Correspondence intended for each Trustee who is an interested person may be sent to Fidelity Investments, 82 Devonshire Street, Boston, Massachusetts 02109.

Name, Age; Principal Occupation
Edward C. Johnson 3d (77)

Year of Election or Appointment: 1984

Mr. Johnson is Chairman of the Board of Trustees. Mr. Johnson serves as President (2006-present), Chief Executive Officer, Chairman, and a Director of FMR LLC; Chairman and a Director of FMR; Chairman and a Director of Fidelity Research & Analysis Company (FRAC); Chairman and a Director of Fidelity Investments Money Management, Inc.; and Chairman (2001-present) and a Director of FMR Co., Inc. In addition, Mr. Johnson serves as Chairman and Director of Fidelity International Limited (FIL).

James C. Curvey (72)

Year of Election or Appointment: 2007

Mr. Curvey also serves as Trustee (2007-present) or Member of the Advisory Board (2007-present) of other investment companies advised by FMR. Mr. Curvey is a Director of FMR and FMR Co., Inc. (2007-
present). Mr. Curvey is also Vice Chairman (2006-present) and Director of FMR LLC. Mr. Curvey joined Fidelity in 1982 and served in numerous senior management positions, including President and Chief Operating Officer of FMR LLC (1997-2000) and President of Fidelity Strategic Investments (2000-2002). In addition, he serves as a member of the Board of Directors of Geerlings & Wade, Inc. (wine distribution).

* Trustees have been determined to be "Interested Trustees" by virtue of, among other things, their affiliation with the trust or various entities under common control with FMR. FMR Corp. merged with FMR LLC on October 1, 2007. Any references to FMR LLC for prior periods are deemed to be references to the prior entity.

Independent Trustees:

Correspondence intended for each Independent Trustee (that is, the Trustees other than the Interested Trustees) may be sent to Fidelity Investments, P.O. Box 55235, Boston, Massachusetts 02205-5235.

Name, Age; Principal Occupation
Dennis J. Dirks (59)

Year of Election or Appointment: 2005

Prior to his retirement in May 2003, Mr. Dirks was Chief Operating Officer and a member of the Board of The Depository Trust & Clearing Corporation (DTCC) (1999-2003). He also served as President, Chief Operating Officer, and Board member of The Depository Trust Company (DTC) (1999-2003) and President and Board member of the National Securities Clearing Corporation (NSCC) (1999-2003). In addition, Mr. Dirks served as Chief Executive Officer and Board member of the Government Securities Clearing Corporation (2001-2003) and Chief Executive Officer and Board member of the Mortgage-Backed Securities Clearing Corporation (2001-2003). Mr. Dirks also serves as a Trustee and a member of the Finance Committee of Manhattan College (2005-present) and a Trustee and a member of the Finance Committee of AHRC of Nassau County (2006-present).

Albert R. Gamper, Jr. (65)

Year of Election or Appointment: 2006

Prior to his retirement in December 2004, Mr. Gamper served as Chairman of the Board of CIT Group Inc. (commercial finance). During his tenure with CIT Group Inc. Mr. Gamper served in numerous senior management positions, including Chairman (1987-1989; 1999-2001; 2002-2004), Chief Executive Officer (1987-2004), and President (1989-2002). He currently serves as a member of the Board of Directors of Public Service Enterprise Group (utilities, 2001-present), Chairman of the Board of Governors, Rutgers University (2004-present), and Chairman of the Board of Saint Barnabas Health Care System.

George H. Heilmeier (71)

Year of Election or Appointment: 2004

Dr. Heilmeier is Chairman Emeritus of Telcordia Technologies (communication software and systems), where prior to his retirement, he served as company Chairman and Chief Executive Officer. He currently serves on the Boards of Directors of The Mitre Corporation (systems engineering and information technology support for the government), and HRL Laboratories (private research and development, 2004-present). He is Chairman of the General Motors Science & Technology Advisory Board and a Life Fellow of the Institute of Electrical and Electronics Engineers (IEEE). Dr. Heilmeier is a member of the Defense Science Board and the National Security Agency Advisory Board. He is also a member of the National Academy of Engineering, the American Academy of Arts and Sciences, and the Board of Overseers of the School of Engineering and Applied Science of the University of Pennsylvania. Previously, Dr. Heilmeier served as a Director of TRW Inc. (automotive, space, defense, and information technology, 1992-2002), Compaq (1994-2002), Automatic Data Processing, Inc. (ADP) (technology-based business outsourcing, 1995-2002), INET Technologies Inc. (telecommunications network surveillance, 2001-2004), and Teletech Holdings (customer management services). He is the recipient of the 2005 Kyoto Prize in Advanced Technology for his invention of the liquid crystal display, and a member of the Consumer Electronics Hall of Fame.

James H. Keyes (66)

Year of Election or Appointment: 2007

Prior to his retirement in 2003, Mr. Keyes was Chairman, President, and Chief Executive Officer of Johnson Controls, Inc. (automotive supplier, 1993-2003). He currently serves as a member of the boards of LSI Logic Corporation (semiconductor technologies), Navistar International Corporation (manufacture and sale of trucks, buses, and diesel engines, 2002-present), and Pitney Bowes, Inc. (integrated mail, messaging, and document management solutions).

Marie L. Knowles (60)

Year of Election or Appointment: 2001

Prior to Ms. Knowles' retirement in June 2000, she served as Executive Vice President and Chief Financial Officer of Atlantic Richfield Company (ARCO) (diversified energy, 1996-2000). From 1993 to 1996, she was a Senior Vice President of ARCO and President of ARCO Transportation Company. She served as a Director of ARCO from 1996 to 1998. She currently serves as a Director of Phelps Dodge Corporation (copper mining and manufacturing) and McKesson Corporation (healthcare service, 2002-present). Ms. Knowles is a Trustee of the Brookings Institution and the Catalina Island Conservancy and also serves as a member of the Advisory Board for the School of Engineering of the University of Southern California.

Ned C. Lautenbach (63)

Year of Election or Appointment: 2000

Mr. Lautenbach is Chairman of the Independent Trustees (2006-present). Mr. Lautenbach has been a partner of Clayton, Dubilier & Rice, Inc. (private equity investment firm) since September 1998. Previously, Mr. Lautenbach was with the International Business Machines Corporation (IBM) from 1968 until his retirement in 1998. Mr. Lautenbach serves as a Director of Sony Corporation (2006-present) and Eaton Corporation (diversified industrial) as well as the Philharmonic Center for the Arts in Naples, Florida. He also is a member of the Board of Trustees of Fairfield University (2005-present), as well as a member of the Council on Foreign Relations.

Cornelia M. Small (63)

Year of Election or Appointment: 2005

Ms. Small is a member (2000-present) and Chairperson (2002-present) of the Investment Committee, and a member (2002-present) of the Board of Trustees of Smith College. Previously, she served as Chief Investment Officer (1999-2000), Director of Global Equity Investments (1996-1999), and a member of the Board of Directors of Scudder, Stevens & Clark (1990-1997) and Scudder Kemper Investments (1997-1999). In addition, Ms. Small served as Co-Chair (2000-2003) of the Annual Fund for the Fletcher School of Law and Diplomacy.

William S. Stavropoulos (68)

Year of Election or Appointment: 2001

Mr. Stavropoulos is Chairman Emeritus of the Board of Directors of The Dow Chemical Company. Since joining The Dow Chemical Company in 1967, Mr. Stavropoulos served in numerous senior management positions, including President (1993-2000; 2002-2003), CEO (1995-2000; 2002-2004), and Chairman of the Executive Committee (2000-2004). Currently, he is a Director of NCR Corporation (data warehousing and technology solutions), Chemical Financial Corporation, Maersk Inc. (industrial conglomerate, 2002-present), Tyco International, Inc. (multinational manufacturing and services, 2007-present), and a member of the Advisory Board for Metalmark Capital (private equity investment firm, 2005-present). He is a special advisor to Clayton, Dubilier & Rice, Inc., a private equity investment firm. He also serves as a member of the Board of Trustees of the American Enterprise Institute for Public Policy Research. In addition, Mr. Stavropoulos is a member of The Business Council, J.P. Morgan International Council and the University of Notre Dame Advisory Council for the College of Science.

Kenneth L. Wolfe (68)

Year of Election or Appointment: 2005

Prior to his retirement in 2001, Mr. Wolfe was Chairman and Chief Executive Officer of Hershey Foods Corporation (1993-2001). He currently serves as a member of the boards of Adelphia Communications Corporation (2003-present), Bausch & Lomb, Inc., and Revlon Inc. (2004-present).

Advisory Board Members and Executive Officers**:

Correspondence intended for Mr. Mauriello and Mr. Wiley may be sent to Fidelity Investments, P.O. Box 55235, Boston, Massachusetts 02205-5235. Correspondence intended for each executive officer and Mr. Lynch may be sent to Fidelity Investments, 82 Devonshire Street, Boston, Massachusetts 02109.

Peter S. Lynch (63)

Year of Election or Appointment: 2003

Member of the Advisory Board of Fidelity Fixed-Income Trust. Mr. Lynch is Vice Chairman and a Director of FMR, and Vice Chairman (2001-present) and a Director of FMR Co., Inc. Previously, Mr. Lynch served as a Trustee of the Fidelity funds (1990-2003). In addition, he serves as a Trustee of Boston College and as the Chairman of the Inner-City Scholarship Fund.

Joseph Mauriello (62)

Year of Election or Appointment: 2007

Member of the Advisory Board of Fidelity Fixed-Income Trust. Prior to his retirement in January 2006, Mr. Mauriello served in numerous senior management positions including Deputy Chairman and Chief Operating Officer (2004-2005), and Vice Chairman of Financial Services (2002-2004) of KPMG LLP US (professional services firm, 1965-2005). Mr. Mauriello currently serves as a member of the Board of Directors of XL Capital Ltd., (global insurance and re-insurance company, 2006-present) and of Arcadia Resources Inc., (health care services and products, 2007-present). He also served as a Director of the Hamilton Funds of the Bank of New York (2006-2007).

Michael E. Wiley (56)

Year of Election or Appointment: 2007

Member of the Advisory Board of Fidelity Fixed-Income Trust. Mr. Wiley also serves as Sr. Energy Advisor of Katzenbach Partners, LLC (consulting firm, 2006-present) and a member of the Board of Trustees of the University of Tulsa (2000-2006; 2007-present). He serves as a Director of Tesoro Corporation (independent oil refiner and marketer, 2005- present), and a Director of Bill Barrett Corporation (exploration and production company, 2005-present). In addition, he also serves as a Director of Post Oak Bank (privately-held bank, 2004-present), and an Advisory Director of Riverstone Holdings (private investment firm). Previously, Mr. Wiley served as Chairman, President, and CEO of Baker Hughes, Inc. (oilfield services company, 2000-2004), and as Director of Spinnaker Exploration Company (exploration and production company, 2001-2005).

Kimberley H. Monasterio (43)

Year of Election or Appointment: 2007

President and Treasurer of the fund. Ms. Monasterio also serves as President and Treasurer of other Fidelity funds (2007-present) and is an employee of FMR (2004-present). Previously, Ms. Monasterio served as Deputy Treasurer of the Fidelity funds (2004-2006). Before joining Fidelity Investments, Ms. Monasterio served as Treasurer (2000-2004) and Chief Financial Officer (2002-2004) of the Franklin Templeton Funds and Senior Vice President of Franklin Templeton Services, LLC (2000-2004).

Boyce I. Greer (51)

Year of Election or Appointment: 2006

Vice President of the fund. Mr. Greer also serves as Vice President of certain Asset Allocation Funds (2005-present), Fixed-Income Funds (2006-present), and Money Market Funds (2006-present). Mr. Greer is also a Trustee of other investment companies advised by FMR (2003-present). Mr. Greer is an Executive Vice President of FMR (2005-present) and FMR Co., Inc. (2005-present), and Senior Vice President of Fidelity Investments Money Management, Inc. (2006-present). Previously, Mr. Greer served as Vice President of certain Fidelity Equity Funds (2005-2007), a Director and Managing Director of Strategic Advisers, Inc. (2002- 2005), and Executive Vice President (2000-2002) and Money Market Group Leader (1997-2002) of the Fidelity Investments Fixed Income Division. Mr. Greer also served as Vice President of Fidelity's Money Market Funds (1997-2002), Senior Vice President of FMR (1997-2002), and Vice President of FIMM (1998-2002).

David L. Murphy (59)

Year of Election or Appointment: 2005

Vice President of Investment Grade Bond. Mr. Murphy also serves as Vice President of Fidelity's Money Market Funds (2002-present) and Fixed-Income Funds (2005- present). Mr. Murphy serves as Senior Vice President (2000-present) and Head (2004-present) of the Fidelity Investments Fixed Income Division. Mr. Murphy is also a Senior Vice President of Fidelity Investments Money Management, Inc. (2003-present) and an Executive Vice President of FMR (2005-present). Previously, Mr. Murphy served as Money Market Group Leader (2002-2004), Bond Group Leader (2000-2002), and Vice President of certain Asset Allocation Funds (2003-2007), Balanced Funds (2005-2007), Fidelity's Taxable Bond Funds (2000-2002) and Fidelity's Municipal Bond Funds (2001-2002).

Thomas J. Silvia (46)

Year of Election or Appointment: 2005

Vice President of Investment Grade Bond. Mr. Silvia also serves as Vice President of Fidelity's Fixed-Income Funds (2005-present) and Senior Vice President and Bond Group Leader of the Fidelity Investments Fixed-Income Division (2005-present). Previously, Mr. Silvia served as Vice President of certain Balanced Funds (2005-2007), certain Asset Allocation Funds (2005-2007), a Director of Fidelity's Taxable Bond portfolio managers (2002-2004) and a portfolio manager in the Bond Group (1997-2004).

Eric D. Roiter (58)

Year of Election or Appointment: 1998

Secretary of the fund. He also serves as Secretary of other Fidelity funds; Vice President, General Counsel, and Secretary of FMR Co., Inc. (2001-present) and FMR; Assistant Secretary of Fidelity Management & Research (U.K.) Inc. (2001-present), Fidelity Research & Analysis Company (2001-present), and Fidelity Investments Money Management, Inc. (2001-present). Mr. Roiter is an Adjunct Member, Faculty of Law, at Boston College Law School (2003-present). Previously, Mr. Roiter served as Vice President and Secretary of [Fidelity Distributors Corporation (FDC)/FDC] (1998-2005).

Scott C. Goebel (39)
Year of Election or Appointment: 2007 Assistant Secretary of the fund. Mr. Goebel also serves as Assistant Secretary of other Fidelity funds (2007-present), and is an employee of FMR.
R. Stephen Ganis (41)

Year of Election or Appointment: 2006

Anti-Money Laundering (AML) officer of the fund. Mr. Ganis also serves as AML officer of other Fidelity funds (2006-present) and FMR LLC (2003-present). Before joining Fidelity Investments, Mr. Ganis practiced law at Goodwin Procter, LLP (2000-2002).

Joseph B. Hollis (59)

Year of Election or Appointment: 2006

Chief Financial Officer of the fund. Mr. Hollis also serves as Chief Financial Officer of other Fidelity funds. Mr. Hollis is President of Fidelity Pricing and Cash Management Services (FPCMS) (2005-present). Mr. Hollis also serves as President and Director of Fidelity Service Company, Inc. (2006-present). Previously, Mr. Hollis served as Senior Vice President of Cash Management Services (1999-2002) and Investment Management Operations (2002-2005).

Kenneth A. Rathgeber (60)

Year of Election or Appointment: 2004

Chief Compliance Officer of the fund. Mr. Rathgeber also serves as Chief Compliance Officer of other Fidelity funds (2004-present) and Executive Vice President of Risk Oversight for Fidelity Investments (2002-present). He is Chief Compliance Officer of FMR (2005-present), FMR Co., Inc. (2005-present), Fidelity Management & Research (U.K.) Inc. (2005-present), Fidelity Research & Analysis Company (2005-
present), Fidelity Investments Money Management, Inc. (2005-present), and Strategic Advisers, Inc. (2005-present). Previously, Mr. Rathgeber served as Executive Vice President and Chief Operating Officer for Fidelity Investments Institutional Services Company, Inc. (1998-2002).

Bryan A. Mehrmann (46)

Year of Election or Appointment: 2005

Deputy Treasurer of the fund. Mr. Mehrmann also serves as Deputy Treasurer of other Fidelity funds (2005-present) and is an employee of FMR. Previously, Mr. Mehrmann served as Vice President of Fidelity Investments Institutional Services Group (FIIS)/Fidelity Investments Institutional Operations Corporation, Inc. (FIIOC) Client Services (1998-2004).

Kenneth B. Robins (38)

Year of Election or Appointment: 2005

Deputy Treasurer of the fund. Mr. Robins also serves as Deputy Treasurer of other Fidelity funds (2005-present) and is an employee of FMR (2004-present). Before joining Fidelity Investments, Mr. Robins worked at KPMG LLP, where he was a partner in KPMG's department of professional practice (2002-2004) and a Senior Manager (1999-2000). In addition, Mr. Robins served as Assistant Chief Accountant, United States Securities and Exchange Commission (2000-2002).

Robert G. Byrnes (40)

Year of Election or Appointment: 2005

Assistant Treasurer of the fund. Mr. Byrnes also serves as Assistant Treasurer of other Fidelity funds (2005-present) and is an employee of FMR (2005-present). Previously, Mr. Byrnes served as Vice President of FPCMS (2003-2005). Before joining Fidelity Investments, Mr. Byrnes worked at Deutsche Asset Management where he served as Vice President of the Investment Operations Group (2000-2003).

Peter L. Lydecker (53)
Year of Election or Appointment: 2004 Assistant Treasurer of the fund. Mr. Lydecker also serves as Assistant Treasurer of other Fidelity funds (2004) and is an employee of FMR.
Gary W. Ryan (49)

Year of Election or Appointment: 2005

Assistant Treasurer of the fund. Mr. Ryan also serves as Assistant Treasurer of other Fidelity funds (2005-present) and is an employee of FMR (2005-present). Previously, Mr. Ryan served as Vice President of Fund Reporting in FPCMS (1999-2005).

** FMR Corp. merged with FMR LLC on October 1, 2007. Any references to FMR LLC for prior periods are deemed to be references to the prior entity.

Annual Report

Distributions

A total of 2.62% of the dividends distributed during the fiscal year was derived from interest on U.S. Government securities which is generally exempt from state income tax.

The fund designates $431,164,671 of distributions paid during the period January 1, 2007 to August 31, 2007 as qualifying to be taxed as interest-related dividends for nonresident alien shareholders.

The fund will notify shareholders in January 2008 of amounts for use in preparing 2007 income tax returns.

Annual Report

Board Approval of Investment Advisory Contracts and Management Fees

Fidelity Investment Grade Bond Fund

Each year, typically in June, the Board of Trustees, including the Independent Trustees (together, the Board), votes on the renewal of the management contract and sub-advisory agreements (together, the Advisory Contracts) for the fund. The Board, assisted by the advice of fund counsel and Independent Trustees' counsel, requests and considers a broad range of information throughout the year.

The Board meets regularly each month except August and takes into account throughout the year matters bearing on Advisory Contracts. The Board, acting directly and through its separate committees, considers at each of its meetings factors that are relevant to the annual renewal of the fund's Advisory Contracts, including the services and support provided to the fund and its shareholders. At the time of the renewal, the Board had 12 standing committees, each composed of Independent Trustees with varying backgrounds, to which the Board has assigned specific subject matter responsibilities in order to enhance effective decision-making by the Board. Each committee has adopted a written charter outlining the structure and purposes of the committee. One such committee, the Fixed-Income Contract Committee, meets periodically as needed throughout the year to consider matters specifically related to the annual renewal of Advisory Contracts. The committee requests and receives information on, and makes recommendations to the Independent Trustees concerning, the approval and annual review of the Advisory Contracts.

At its June 2007 meeting, the Board of Trustees, including the Independent Trustees, unanimously determined to renew the Advisory Contracts for the fund. In reaching its determination, the Board considered all factors it believed relevant, including (i) the nature, extent, and quality of the services to be provided to the fund and its shareholders (including the investment performance of the fund); (ii) the competitiveness of the management fee and total expenses of the fund; (iii) the total costs of the services to be provided by and the profits to be realized by the investment adviser and its affiliates from the relationship with the fund; (iv) the extent to which economies of scale would be realized as the fund grows; and (v) whether fee levels reflect these economies of scale, if any, for the benefit of fund shareholders. The Board also approved amendments to the fund's agreements with foreign sub-advisers to clarify that each sub-adviser provides services as an independent contractor.

In determining whether to renew the Advisory Contracts for the fund, the Board ultimately reached a determination, with the assistance of fund counsel and Independent Trustees' counsel, that the renewal of the Advisory Contracts and the compensation to be received by Fidelity under the management contract is consistent with Fidelity's fiduciary duty under applicable law. In addition to evaluating the specific factors noted above, the Board, in reaching its determination, is aware that shareholders in the fund have a broad range of investment choices available to them, including a wide choice among mutual funds offered by competitors to Fidelity, and that the fund's shareholders, with the opportunity to review and weigh the disclosure provided by the fund in its prospectus and other public disclosures, have chosen to invest in this fund, managed by Fidelity.

Annual Report

Nature, Extent, and Quality of Services Provided. The Board considered staffing within the investment adviser, FMR, and the sub-advisers (together, the Investment Advisers), including the background of the fund's portfolio manager and the fund's investment objective and discipline. The Independent Trustees also had discussions with senior management of Fidelity's investment operations and investment groups. The Board considered the structure of the portfolio manager compensation program and whether this structure provides appropriate incentives.

Resources Dedicated to Investment Management and Support Services. The Board reviewed the size, education, and experience of the Investment Advisers' investment staff, their use of technology, and the Investment Advisers' approach to recruiting, training, and retaining portfolio managers and other research, advisory, and management personnel. The Board considered Fidelity's extensive global research capabilities that enable the Investment Advisers to aggregate data from various sources in an effort to produce positive investment results. The Board noted that Fidelity's analysts have access to a variety of technological tools that enable them to perform both fundamental and quantitative analysis and to specialize in various disciplines. The Board also considered that Fidelity's portfolio managers and analysts have access to daily portfolio attribution that allows for monitoring of a fund's portfolio, as well as an electronic communication system that provides immediate real-time access to research concerning issuers and credit enhancers. In addition, the Board considered the trading resources that are an integrated part of the fixed-income portfolio management investment process.

Shareholder and Administrative Services. The Board considered (i) the nature, extent, quality, and cost of advisory, administrative, distribution, and shareholder services performed by the Investment Advisers and their affiliates under the Advisory Contracts and under separate agreements covering transfer agency, pricing and bookkeeping, and securities lending services for the fund; (ii) the nature and extent of the Investment Advisers' supervision of third party service providers, principally custodians and subcustodians; and (iii) the resources devoted to, and the record of compliance with, the fund's compliance policies and procedures.

The Board noted that the growth of fund assets across the complex allows Fidelity to reinvest in the development of services designed to enhance the value or convenience of the Fidelity funds as investment vehicles. These services include 24-hour access to account information and market information through phone representatives and over the Internet, and investor education materials and asset allocation tools.

Annual Report

Board Approval of Investment Advisory Contracts and
Management Fees - continued

Investment in a Large Fund Family. The Board considered the benefits to shareholders of investing in a Fidelity fund, including the benefits of investing in a fund that is part of a large family of funds offering a variety of investment disciplines and providing for a large variety of mutual fund investor services. For example, fund shareholders are offered the privilege of exchanging shares of the fund for shares of other Fidelity funds, as set forth in the fund's prospectus, without paying a sales charge. The Board noted that, since the last Advisory Contract renewals in June 2006, Fidelity has taken a number of actions that benefited particular funds, including (i) dedicating additional resources to investment research and to restructure the investment research teams; (ii) contractually agreeing to reduce the management fee on Fidelity Advisor Floating Rate High Income Fund; (iii) contractually agreeing to reduce the management fees on Fidelity's California, Massachusetts, New Jersey, and New York AMT Tax-Free Money Market Funds, launching new Institutional Classes and Service Classes of these funds, and contractually agreeing to impose expense limitations on these funds; (iv) eliminating the exchange fee on the Fidelity Select Portfolios and reducing the pricing and bookkeeping fee rates for these funds; (v) reducing the maximum transfer agency fee rates on high income funds and certain equity funds; (vi) proposing amended management contracts that, if approved by shareholders, will add a performance adjustment component to the management fees paid by 18 Fidelity Advisor equity funds; (vii) contractually agreeing to reduce fees for Ultra-Short Central Fund and the money market Central Funds; (viii) waiving the Fidelity Advisor funds' contingent deferred sales charge on certain redemptions made through systematic withdrawal programs; and (ix) amending the management contracts for equity and fixed-income funds whose management contracts incorporate a "group fee" structure by adding four new fee "breakpoints" to the group fee rate schedules.

Investment Performance. The Board considered whether the fund has operated within its investment objective, as well as its record of compliance with its investment restrictions. It also reviewed the fund's absolute investment performance for each class, as well as the fund's relative investment performance for each class measured against (i) a broad-based securities market index, and (ii) a peer group of mutual funds deemed appropriate by the Board over multiple periods. The following charts considered by the Board show, over the one-, three-, and five-year periods ended December 31, 2006, as available, the cumulative total returns of Fidelity Investment Grade Bond (retail class) and Class C, the cumulative total returns of a broad-based securities market index ("benchmark"), and a range of cumulative total returns of a peer group of mutual funds identified by Lipper Inc. as having an investment objective similar to that of the fund. The returns of Fidelity Investment Grade Bond (retail class) and Class C show the performance of the highest and lowest performing classes, respectively (based on three-year performance). The box within each chart shows the 25th percentile return (bottom of box) and the 75th percentile return (top of box) of the peer group. Returns shown above the box are in the first quartile and returns shown below the box are in the fourth quartile. The percentage beaten numbers noted below each chart correspond to the percentile box and represent the percentage of funds in the peer group whose performance was equal to or lower than that of the class indicated.

Annual Report

Fidelity Investment Grade Bond Fund

The Board reviewed the fund's relative investment performance against its peer group and stated that the performance of Fidelity Investment Grade Bond (retail class) was in the first quartile for all the periods shown. The Board also stated that the relative investment performance of Fidelity Investment Grade Bond (retail class) compared favorably to its benchmark for all the periods shown. The Board considered that the variations in performance among the fund's classes reflect the variations in class expenses, which result in lower performance for higher expense classes.

Based on its review, and giving particular weight to the nature and quality of the resources dedicated by the Investment Advisers to maintain and improve relative performance, the Board concluded that the nature, extent, and quality of the services provided to the fund will benefit the fund's shareholders, particularly in light of the Board's view that the fund's shareholders benefit from investing in a fund that is part of a large family of funds offering a variety of investment disciplines and services.

Competitiveness of Management Fee and Total Fund Expenses. The Board considered the fund's management fee and total expenses compared to "mapped groups" of competitive funds and classes. Fidelity creates "mapped groups" by combining similar Lipper investment objective categories that have comparable management fee characteristics. Combining Lipper investment objective categories aids the Board's management fee and total expense comparisons by broadening the competitive group used for comparison and by reducing the number of universes to which various Fidelity funds are compared.

Annual Report

Board Approval of Investment Advisory Contracts and
Management Fees - continued

The Board considered two proprietary management fee comparisons for the 12-month periods shown in the chart below. The group of Lipper funds used by the Board for management fee comparisons is referred to below as the "Total Mapped Group" and, for the reasons explained above, is broader than the Lipper peer group used by the Board for performance comparisons. The Total Mapped Group comparison focuses on a fund's standing relative to the total universe of comparable funds available to investors, in terms of gross management fees before expense reimbursements or caps. "TMG %" represents the percentage of funds in the Total Mapped Group that had management fees that were lower than the fund's. For example, a TMG % of 8% means that 92% of the funds in the Total Mapped Group had higher management fees than the fund. The "Asset-Size Peer Group" (ASPG) comparison focuses on a fund's standing relative to non-Fidelity funds similar in size to the fund within the Total Mapped Group. The ASPG represents at least 15% of the funds in the Total Mapped Group with comparable asset size and management fee characteristics, subject to a minimum of 50 funds (or all funds in the Total Mapped Group if fewer than 50). Additional information, such as the ASPG quartile in which the fund's management fee ranked, is also included in the chart and considered by the Board.

Fidelity Investment Grade Bond Fund

The Board noted that the fund's management fee ranked below the median of its Total Mapped Group and below the median of its ASPG for 2006.

Annual Report

Furthermore, the Board considered that it had approved an amendment (effective June 1, 2005) to the fund's management contract that lowered the fund's individual fund fee rate from 30 basis points to 20 basis points. The Board considered that the chart reflects the fund's lower management fee for 2005, as if the lower rate were in effect for the entire year.

Based on its review, the Board concluded that the fund's management fee was fair and reasonable in light of the services that the fund receives and the other factors considered.

In its review of each class's total expenses, the Board considered the fund's management fee as well as other fund or class expenses, as applicable, such as transfer agent fees, pricing and bookkeeping fees, fund-paid 12b-1 fees, and custodial, legal, and audit fees. The Board also noted the effects of any waivers and reimbursements on fees and expenses. As part of its review, the Board also considered current and historical total expenses of each class of the fund compared to competitive fund median expenses. Each class of the fund is compared to those funds and classes in the Total Mapped Group (used by the Board for management fee comparisons) that have a similar sales load structure.

The Board also considered that the current contractual arrangements for the fund (i) have the effect of setting the total "fund-level" expenses (including, among certain other expenses, the management fee) for each class at 35 basis points, (ii) lower and limit the "class-level" transfer agent fee for Fidelity Investment Grade Bond (retail class) to 10 basis points, and (iii) limit the total expenses for Fidelity Investment Grade Bond (retail class) to 45 basis points. These contractual arrangements may not be increased without the approval of the Board and the shareholders of the applicable class. The fund's Advisor classes are subject to different class-level expenses (transfer agent fees and 12b-1 fees).

The Board noted that each class's total expenses ranked below its competitive median for 2006.

The Board recognized that the fund's management contract incorporates a "group fee" structure, which provides for lower group fee rates as total fund assets under FMR's management increase, and for higher group fee rates as total fund assets under FMR's management decrease. FMR determines the group fee rates based on a tiered asset "breakpoint" schedule. In connection with the renewal of the fund's management contract, the Board approved amendments to the fund's management contract that added four new fee breakpoints to the group fee rate schedule for assets under FMR's management above $1,386 billion. The Board considered that the group fee rate declines under both the present and amended schedules, but that under the amended schedule, the group fee rate declines faster as assets under FMR's management exceed $1,386 billion. The Board noted, however, that because the current contractual arrangements set the total fund-level expenses for each class at 35 basis points, increases or decreases in the management fee due to changes in the group fee rate will not impact total expenses.

Annual Report

Board Approval of Investment Advisory Contracts and
Management Fees - continued

In its review of total expenses, the Board also considered Fidelity fee structures and other information on clients that FMR and its affiliates service in other competitive markets, such as other mutual funds advised or subadvised by FMR or its affiliates, pension plan clients, and other institutional clients.

Based on its review, the Board concluded that the total expenses of each class of the fund were reasonable in light of the services that the fund and its shareholders receive and the other factors considered.

Costs of the Services and Profitability. The Board considered the revenues earned and the expenses incurred by Fidelity in conducting the business of developing, marketing, distributing, managing, administering and servicing the fund and its shareholders. The Board also considered the level of Fidelity's profits in respect of all the Fidelity funds.

On an annual basis, FMR presents to the Board Fidelity's profitability for the fund. Fidelity calculates the profitability for each fund, as well as aggregate profitability for groups of Fidelity funds and all Fidelity funds, using a series of detailed revenue and cost allocation methodologies which originate with the audited books and records of Fidelity. The Audit Committee of the Board reviews any significant changes from the prior year's methodologies.

PricewaterhouseCoopers LLP (PwC), independent registered public accounting firm and auditor to Fidelity and certain Fidelity funds, has been engaged annually by the Board as part of the Board's assessment of the results of Fidelity's profitability analysis. PwC's engagement includes the review and assessment of Fidelity's methodologies used in determining the revenues and expenses attributable to Fidelity's mutual fund business, and completion of agreed-upon procedures surrounding the mathematical accuracy of fund profitability and its conformity to allocation methodologies. After considering PwC's reports issued under the engagement and information provided by Fidelity, the Board believes that while other allocation methods may also be reasonable, Fidelity's profitability methodologies are reasonable in all material respects.

The Board has also reviewed Fidelity's non-fund businesses and any fall-out benefits related to the mutual fund business as well as cases where Fidelity's affiliates may benefit from or be related to the fund's business.

The Board considered the costs of the services provided by and the profits realized by Fidelity in connection with the operation of the fund and determined that the amount of profit is a fair entrepreneurial profit for the management of the fund.

Annual Report

Economies of Scale. The Board considered whether there have been economies of scale in respect of the management of the Fidelity funds, whether the Fidelity funds (including the fund) have appropriately benefited from any such economies of scale, and whether there is potential for realization of any further economies of scale. The Board considered the extent to which the fund will benefit from economies of scale through increased services to the fund, through waivers or reimbursements, or through fee or expense reductions, including (Advisor classes only) reductions that occur through operation of the transfer agent agreement. The transfer agent fee varies in part based on the number of accounts in the fund. If the number of accounts decreases or the average account size increases, the overall transfer agent fee rate decreases. The Board concluded that any potential economies of scale are being shared between fund shareholders and Fidelity in an appropriate manner.

Additional Information Requested by the Board. In order to develop fully the factual basis for consideration of the Fidelity funds' Advisory Contracts, the Board requested and received additional information on several topics, including (i) Fidelity's fund profitability methodology, profitability by investment discipline, and profitability trends within certain funds; (ii) Fidelity's compensation structure relative to competitors and its effect on profitability; (iii) funds and accounts managed by Fidelity other than the Fidelity funds, including fee arrangements; (iv) the total expenses of certain funds and classes relative to competitors; (v) fund performance trends; (vi) fall-out benefits received by certain Fidelity affiliates; and (vii) Fidelity's fee structures.

Based on its evaluation of all of the conclusions noted above, and after considering all material factors, the Board ultimately concluded that the advisory fee structures are fair and reasonable, and that the fund's Advisory Contracts should be renewed.

Annual Report

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Investment Adviser

Fidelity Management & Research Company

Boston, MA

Investment Sub-Advisers

Fidelity Research & Analysis Company

Fidelity Investments Money
Management, Inc.

Fidelity Investments Japan Limited

Fidelity International Investment Advisors

Fidelity International Investment Advisors
(U.K.) Limited

General Distributor

Fidelity Distributors Corporation

Boston, MA

Transfer and Service Agents

Fidelity Investments Institutional Operations Company, Inc.

Boston, MA

Fidelity Service Company, Inc.

Boston, MA

Custodian

JPMorgan Chase Bank

New York, NY

AIGBI-UANN-1007
1.784724.105

(Fidelity Investment logo)(registered trademark)

Fidelity®

Short-Term Bond

Fund

Annual Report

August 31, 2007

(2_fidelity_logos) (Registered_Trademark)

Contents

Notes to Shareholders	<Click Here>	An explanation of the changes to the fund.
Chairman's Message	<Click Here>	Ned Johnson's message to shareholders.
Performance	<Click Here>	How the fund has done over time.
Management's Discussion	<Click Here>	The managers' review of fund performance, strategy and outlook
Shareholder Expense Example	<Click Here>	An example of shareholder expenses.
Investment Changes	<Click Here>	A summary of major shifts in the fund's investments over the past six months.
Investments	<Click Here>	A complete list of the fund's investments with their market values.
Financial Statements	<Click Here>	Statements of assets and liabilities, operations, and changes in net assets, as well as financial highlights.
Notes	<Click Here>	Notes to the financial statements.
Report of Independent Registered Public Accounting Firm	<Click Here>
Trustees and Officers	<Click Here>
Distributions	<Click Here>
Board Approval of Investment Advisory Contracts and Management Fees	<Click Here>

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com (search for "proxy voting guidelines") or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov. You may also call 1-800-544-8544 to request a free copy of the proxy voting guidelines.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company.

Annual Report

This report and the financial statements contained herein are submitted for the general information of the shareholders of the fund. This report is not authorized for distribution to prospective investors in the fund unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Forms N-Q are available on the SEC's web site at http://www.sec.gov. A fund's Forms N-Q may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330. For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com or http://www.advisor.fidelity.com, as applicable.

NOT FDIC INSURED · MAY LOSE VALUE · NO BANK GUARANTEE

Neither the fund nor Fidelity Distributors Corporation is a bank.

Annual Report

Notes to Shareholders:

As discussed in prior shareholder reports, the fund changed its investment approach in the way it invests in the investment-grade debt market, seeking exposure to various types of securities by investing in central funds as well as investing directly in individual investment-grade securities. Central funds are Fidelity mutual funds used by this fund and other Fidelity funds as an investment vehicle to gain pooled exposure to a particular core market sector, such as corporate bonds or mortgage-backed securities. Instead of multiple funds each investing in investment-grade debt securities individually, they can now take advantage of consolidating investments in a single, larger pool of investment-grade debt by investing directly in central funds. Shares of the central funds are offered only to other Fidelity mutual funds and accounts; investors cannot directly invest in them.

It's important to point out that investing in central funds does not impact the fund's investment objective or risk profile, only the mechanics of how we manage its investment portfolio. The portfolio managers continue to be responsible for choosing appropriate investments for their funds, whether they elect to purchase shares of a central fund or individual securities. Fidelity does not charge any additional management fees for central funds.

Investing in central funds does change the way this report presents the fund's holdings. The Investments section continues to list direct investments of the fund, including each central fund. However, many of the individual investment-grade debt securities previously held by the fund were transferred to the central funds, so they are no longer directly held and thus not listed. The financial statements and a complete schedule of portfolio holdings for each of the fixed-income central funds are available upon request or at the SEC's web site at www.sec.gov.

Annual Report

Chairman's Message

(photo_of_Edward_C_Johnson_3d)

Dear Shareholder:

Many stock and bond markets around the world have been unsettled of late; however, volatility can often lead to opportunity for patient investors. Financial markets are always unpredictable, but there are a number of time-tested principles that can put the historical odds in your favor.

One of the basic tenets is to invest for the long term. Over time, riding out the markets' inevitable ups and downs has proven much more effective than selling into panic or chasing the hottest trend. Even missing only a few of the markets' best days can significantly diminish investor returns. Patience also affords the benefits of compounding - of earning interest on additional income or reinvested dividends and capital gains. There are tax advantages and cost benefits to consider as well. The more you sell, the more taxes you pay, and the more you trade, the higher the costs. While staying the course doesn't eliminate risk, it can considerably lessen the effect of short-term declines.

You can further manage your investing risk through diversification. And today, more than ever, geographic diversification should be taken into account. Studies indicate that asset allocation is the single most important determinant of a portfolio's long-term success. The right mix of stocks, bonds and cash - aligned to your particular risk tolerance and investment objective - is very important. Age-appropriate rebalancing is also an essential aspect of asset allocation. For younger investors, an emphasis on equities - which historically have been the best-performing asset class over time - is encouraged. As investors near their specific goal, such as retirement or sending a child to college, consideration may be given to replacing volatile assets (e.g. common stocks) with more-stable fixed investments (bonds or savings plans).

A third investment principle - investing regularly - can help lower the average cost of your purchases. Investing a certain amount of money each month or quarter helps ensure you won't pay for all your shares at market highs. This strategy - known as dollar cost averaging - also reduces unconstructive "emotion" from investing, helping shareholders avoid selling weak performers just prior to an upswing, or chasing a hot performer just before a correction.

We invite you to contact us via the Internet, through our Investor Centers or over the phone. It is our privilege to provide you the information you need to make the investments that are right for you.

Sincerely,

/s/Edward C. Johnson 3d

Edward C. Johnson 3d

Annual Report

Performance: The Bottom Line

Average annual total return reflects the change in the value of an investment, assuming reinvestment of the fund's dividend income and capital gains (the profits earned upon the sale of securities that have grown in value) and assuming a constant rate of performance each year. The $10,000 table and the fund's returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. During periods of reimbursement by Fidelity, a fund's total return will be greater than it would be had the reimbursement not occurred. How a fund did yesterday is no guarantee of how it will do tomorrow.

Average Annual Total Returns

Periods ended August 31, 2007	Past 1 year	Past 5 years	Past 10 years
Fidelity® Short-Term Bond Fund	2.41%	3.13%	4.65%

$10,000 Over 10 Years

Let's say hypothetically that $10,000 was invested in Fidelity® Short-Term Bond Fund on August 31, 1997. The chart shows how the value of your investment would have changed, and also shows how the Lehman Brothers® 1-3 Year U.S. Government/Credit Index performed over the same period.

Annual Report

Management's Discussion of Fund Performance

Comments from Andrew Dudley, Portfolio Manager of Fidelity® Short-Term Bond Fund during most of the period covered by this report, and Robert Galusza, who became Lead Portfolio Manager of the fund on July 1, 2007. Dudley remained on the fund as Co-Manager.

A subprime mortgage loan crisis and an emerging credit crunch contributed to subpar performance for some sectors of the investment-grade bond market during the year ending August 31, 2007. While returns for high-grade debt were fairly solid overall, they also were tempered by the Federal Reserve Board's decision not to lower interest rates as bond investors had hoped. During the year, the Lehman Brothers® U.S. Aggregate Index gained 5.26%. Within the index, Treasuries - the bond market's highest-quality debt instrument - fared best, as many investors fled riskier fixed-income securities. The asset-backed category - home to volatile subprime mortgages, as well as credit card debt and auto loans - had the weakest performance.

The fund gained 2.41% and the Lehman Brothers 1-3 Year U.S. Government/Credit Index returned 5.42%. Our significant underperformance stemmed largely from the fund's sizable exposure to subprime mortgage securities. I held these securities - and others - both directly and indirectly through central funds, investment vehicles that are managed by Fidelity fixed-income portfolio managers who cover the central fund's particular core segment. Fidelity Ultra-Short Central Fund, a diversified pool of short-term assets, had the biggest negative impact on the fund through its subprime exposure. In early 2007, the fund's modest stake in lower-quality subprime holdings faltered, reflecting weakness in the housing market. Later, a massive unwinding of leverage by investors such as hedge funds caused higher-rated securities - which made up the bulk of the fund's subprime stake - to join their lower-quality counterparts in a major sell-off. Higher-quality securities saw an uptick in the final weeks of the period, although not enough to wipe away their earlier losses. Another detractor was our overweighted stake in commercial mortgage-backed securities, which came under some pressure as investors repriced risk. Our decision to overweight very short-term securities and those with maturities longer than two years hurt because this allocation underperformed the two-year bonds that dominate the index. In contrast, our out-of-benchmark position in U.S. government agency-issued mortgage pass-through securities performed slightly better than the index. Furthermore, while our stake in corporates cost the fund some ground, select holdings in the industrials segment also performed well.

The views expressed above reflect those of the portfolio manager(s) only through the end of the period as stated on the cover of this report and do not necessarily represent the views of Fidelity or any other person in the Fidelity organization. Any such views are subject to change at any time based upon market or other conditions and Fidelity disclaims any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for a Fidelity fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any Fidelity fund.

Annual Report

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, and (2) ongoing costs, including management fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (March 1, 2007 to August 31, 2007).

Actual Expenses

The first line of the accompanying table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.

Annual Report

	Beginning Account Value March 1, 2007	Ending Account Value August 31, 2007	Expenses Paid During Period* March 1, 2007 to August 31, 2007
Actual	$ 1,000.00	$ 998.80	$ 2.27
Hypothetical (5% return per year before expenses)	$ 1,000.00	$ 1,022.94	$ 2.29

* Expenses are equal to the Fund's annualized expense ratio of .45%; multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period). The fees and expenses of the underlying Fidelity Central Funds in which the Fund invests are not included in the Fund's annualized expense ratio.

Annual Report

Investment Changes

The information in the following tables is based on the combined investments of the Fund and its pro-rata share of its investments in each Fidelity Central Fund.

Quality Diversification (% of fund's net assets)
As of August 31, 2007	As of February 28, 2007
U.S. Government and U.S. Government Agency Obligations 38.0%	U.S. Government and U.S. Government Agency Obligations 37.7%
AAA 24.2%	AAA 22.9%
AA 5.9%	AA 5.9%
A 9.5%	A 10.1%
BBB 19.1%	BBB 19.5%
BB and Below 1.3%	BB and Below 1.2%
Not Rated 1.1%	Not Rated 1.5%
Short-Term Investments and Net Other Assets 0.9%	Short-Term Investments and Net Other Assets 1.2%

We have used ratings from Moody's® Investors Services, Inc. Where Moody's ratings are not available, we have used S&P® ratings. Securities rated BB or below were rated investment grade at the time of acquisition. All ratings are as of the report date and do not reflect subsequent downgrades.

Weighted Average Maturity as of August 31, 2007
6 months ago
Years	2.5	2.8

The weighted average maturity is based on the dollar-weighted average length of time until principal payments are expected or until securities reach maturity, taking into account any maturity shortening feature such as a call, refunding or redemption provision.

Duration as of August 31, 2007
6 months ago
Years	1.8	1.6

Duration shows how much a bond fund's price fluctuates with changes in comparable interest rates. If rates rise 1%, for example, a fund with a five-year duration is likely to lose about 5% of its value. Other factors also can influence a bond fund's performance and share price. Accordingly, a bond fund's actual performance may differ from this example.

Asset Allocation (% of fund's net assets)
As of August 31, 2007 *		As of February 28, 2007 **
	Corporate Bonds 21.1%		Corporate Bonds 22.8%
	U.S. Government and U.S. Government Agency Obligations 38.0%		U.S. Government and U.S. Government Agency Obligations 37.7%
	Asset-Backed Securities 20.9%		Asset-Backed Securities 21.5%
	CMOs and Other Mortgage Related Securities 18.8%		CMOs and Other Mortgage Related Securities 16.7%
	Other Investments 0.3%		Other Investments 0.1%
	Short-Term Investments and Net Other Assets 0.9%		Short-Term Investments and Net Other Assets 1.2%
* Foreign investments	8.2%	** Foreign investments	8.4%

* Futures and Swaps	14.1%	** Futures and Swaps	15.9%

A holdings listing for the Fund, which presents direct holdings as well as the pro rata share of any securities and other investments held indirectly through its investment in underlying non-money market Fidelity Central Funds, is available at fidelity.com.

Annual Report

Investments August 31, 2007

Showing Percentage of Net Assets

Nonconvertible Bonds - 18.6%
	Principal Amount (000s)	Value (000s)
CONSUMER DISCRETIONARY - 2.3%
Auto Components - 0.5%
DaimlerChrysler NA Holding Corp.:
5.75% 8/10/09	$ 29,260	$ 29,413
5.79% 3/13/09 (g)	11,200	11,133
		40,546
Household Durables - 0.3%
Whirlpool Corp. 6.125% 6/15/11	20,500	20,894
Media - 1.5%
AOL Time Warner, Inc. 6.75% 4/15/11	15,000	15,591
Continental Cablevision, Inc. 9% 9/1/08	30,400	31,357
Cox Communications, Inc.:
3.875% 10/1/08	14,785	14,511
6.4% 8/1/08	3,170	3,195
Hearst-Argyle Television, Inc. 7% 11/15/07	5,750	5,753
Liberty Media Corp.:
7.75% 7/15/09	3,900	4,004
7.875% 7/15/09	5,000	5,172
Time Warner Entertainment Co. LP 7.25% 9/1/08	12,764	12,856
Univision Communications, Inc.:
3.5% 10/15/07	2,515	2,502
3.875% 10/15/08	10,110	9,731
Viacom, Inc. 5.75% 4/30/11	4,045	4,073
		108,745
TOTAL CONSUMER DISCRETIONARY		170,185
CONSUMER STAPLES - 0.7%
Food Products - 0.5%
H.J. Heinz Co. 6.428% 12/1/08 (c)(g)	13,190	13,329
Kraft Foods, Inc.:
4% 10/1/08	7,770	7,638
4.125% 11/12/09	3,220	3,156
5.625% 8/11/10	14,495	14,677
		38,800
Tobacco - 0.2%
Altria Group, Inc. 5.625% 11/4/08	9,500	9,514
TOTAL CONSUMER STAPLES		48,314
Nonconvertible Bonds - continued
	Principal Amount (000s)	Value (000s)
ENERGY - 1.7%
Oil, Gas & Consumable Fuels - 1.7%
Anadarko Petroleum Corp. 3.25% 5/1/08	$ 20,000	$ 19,668
Canadian Oil Sands Ltd. 4.8% 8/10/09 (c)	7,435	7,358
Delek & Avner-Yam Tethys Ltd. 5.326% 8/1/13 (c)	13,011	12,938
Duke Capital LLC:
4.37% 3/1/09	9,565	9,473
7.5% 10/1/09	13,390	13,983
Enterprise Products Operating LP:
4% 10/15/07	10,520	10,496
4.625% 10/15/09	11,730	11,587
Kinder Morgan Energy Partners LP 6.3% 2/1/09	8,455	8,565
Pemex Project Funding Master Trust:
6.125% 8/15/08	15,990	16,006
9.125% 10/13/10	10,000	11,010
Petroleum Export Ltd.:
4.623% 6/15/10 (c)	3,850	3,824
4.633% 6/15/10 (c)	2,313	2,297
		127,205
FINANCIALS - 6.7%
Capital Markets - 1.8%
American Capital Strategies Ltd. 6.85% 8/1/12	13,960	14,322
Bank of New York Co., Inc. 3.4% 3/15/13 (g)	14,750	14,613
Bear Stearns Companies, Inc.:
5.85% 7/19/10	28,080	27,894
6.9% 8/15/12	16,030	16,139
Janus Capital Group, Inc. 5.875% 9/15/11	4,828	4,807
Lehman Brothers Holdings E-Capital Trust I 6.29% 8/19/65 (g)	6,380	6,264
Lehman Brothers Holdings, Inc. 4.25% 1/27/10	3,260	3,155
Merrill Lynch & Co., Inc. 3.7% 4/21/08	6,910	6,799
Morgan Stanley:
4% 1/15/10	5,275	5,148
5.05% 1/21/11	18,700	18,529
6.75% 4/15/11	13,270	13,830
		131,500
Commercial Banks - 0.7%
Bank One Corp. 6% 8/1/08	4,700	4,716
Korea Development Bank:
3.875% 3/2/09	12,600	12,301
4.75% 7/20/09	5,500	5,469
Nonconvertible Bonds - continued
	Principal Amount (000s)	Value (000s)
FINANCIALS - continued
Commercial Banks - continued
National Australia Bank Ltd. 8.6% 5/19/10	$ 6,800	$ 7,360
Wells Fargo & Co. 3.98% 10/29/10	21,905	21,168
		51,014
Consumer Finance - 0.8%
American General Finance Corp. 4.5% 11/15/07	5,200	5,186
Household Finance Corp.:
4.125% 12/15/08	4,170	4,098
4.125% 11/16/09	2,715	2,648
4.75% 5/15/09	8,978	8,892
MBNA Capital I 8.278% 12/1/26	4,885	5,096
Nelnet, Inc.:
5.125% 6/1/10	2,885	2,851
7.4% 9/29/36 (g)	16,865	16,373
SLM Corp. 4% 1/15/09	11,750	11,231
Systems 2001 Asset Trust LLC 7.156% 12/15/11 (c)	4,790	4,989
		61,364
Diversified Financial Services - 0.3%
Bank of America Corp. 7.4% 1/15/11	485	516
Iberbond 2004 PLC 4.826% 12/24/17 (j)	10,497	10,271
ICB OJSC 6.2% 9/29/15 (Issued by Or-ICB for ICB OJSC) (g)	1,750	1,727
ILFC E-Capital Trust I 5.9% 12/21/65 (c)(g)	8,150	7,844
J.P. Morgan & Co., Inc. 6.25% 1/15/09	4,935	4,993
		25,351
Insurance - 0.5%
Genworth Financial, Inc. 5.231% 5/16/09	15,115	15,061
Hartford Financial Services Group, Inc. 5.55% 8/16/08	2,115	2,115
The Chubb Corp. 4.934% 11/16/07	15,345	15,342
Travelers Property Casualty Corp. 3.75% 3/15/08	2,830	2,796
		35,314
Real Estate Investment Trusts - 1.8%
Arden Realty LP 8.5% 11/15/10	7,855	8,705
Brandywine Operating Partnership LP:
4.5% 11/1/09	13,390	13,029
5.625% 12/15/10	13,110	13,018
Camden Property Trust 4.375% 1/15/10	5,440	5,306
Colonial Properties Trust 4.75% 2/1/10	5,185	5,084
Developers Diversified Realty Corp.:
3.875% 1/30/09	13,995	13,729
Nonconvertible Bonds - continued
	Principal Amount (000s)	Value (000s)
FINANCIALS - continued
Real Estate Investment Trusts - continued
Developers Diversified Realty Corp.: - continued
5% 5/3/10	$ 4,910	$ 4,890
Duke Realty LP:
5.25% 1/15/10	3,215	3,204
5.625% 8/15/11	4,580	4,555
6.95% 3/15/11	3,815	3,989
Federal Realty Investment Trust 8.75% 12/1/09	3,785	4,058
iStar Financial, Inc. 5.7% 9/15/09 (g)	12,630	12,079
Mack-Cali Realty LP 7.25% 3/15/09	2,580	2,657
ProLogis Trust 7.1% 4/15/08	8,870	8,889
Simon Property Group LP:
4.6% 6/15/10	8,660	8,461
4.875% 8/15/10	13,630	13,416
7.75% 1/20/11	1,385	1,478
Tanger Properties LP 9.125% 2/15/08	9,630	9,823
		136,370
Real Estate Management & Development - 0.1%
Chelsea GCA Realty Partnership LP 7.25% 10/21/07	6,260	6,268
Thrifts & Mortgage Finance - 0.7%
Countrywide Financial Corp. 5.58% 3/24/09 (g)	5,570	5,099
Independence Community Bank Corp.:
3.5% 6/20/13 (g)	4,540	4,449
3.75% 4/1/14 (g)	4,000	3,907
Residential Capital Corp.:
7.46% 4/17/09 (g)	6,635	5,308
8.69% 4/17/09 (c)(g)	12,460	6,853
Residential Capital LLC 7.595% 5/22/09 (g)	15,000	11,850
Washington Mutual, Inc. 4.375% 1/15/08	11,170	11,061
		48,527
TOTAL FINANCIALS		495,708
HEALTH CARE - 0.2%
Health Care Providers & Services - 0.2%
UnitedHealth Group, Inc.:
3.75% 2/10/09	11,900	11,678
4.125% 8/15/09	3,525	3,479
		15,157
Nonconvertible Bonds - continued
	Principal Amount (000s)	Value (000s)
INDUSTRIALS - 1.6%
Aerospace & Defense - 0.2%
BAE Systems Holdings, Inc. 4.75% 8/15/10 (c)	$ 14,430	$ 14,353
Air Freight & Logistics - 0.3%
FedEx Corp. 5.5% 8/15/09	18,575	18,718
Airlines - 0.6%
America West Airlines pass thru certificates 7.33% 7/2/08	4,253	4,211
American Airlines, Inc. pass thru trust certificates:
6.855% 10/15/10	1,179	1,182
6.978% 10/1/12	316	320
Continental Airlines, Inc. pass thru trust certificates:
6.32% 11/1/08	15,400	15,392
7.056% 3/15/11	2,110	2,111
Delta Air Lines, Inc. pass thru trust certificates 7.57% 11/18/10	1,880	1,904
United Air Lines, Inc. pass-thru trust certificates:
6.071% 9/1/14	3,199	3,215
6.201% 3/1/10	2,648	2,645
6.602% 9/1/13	6,510	6,526
7.186% 10/1/12	6,452	6,516
		44,022
Commercial Services & Supplies - 0.3%
R.R. Donnelley & Sons Co.:
3.75% 4/1/09	6,060	5,886
5.625% 1/15/12	16,805	16,781
		22,667
Industrial Conglomerates - 0.2%
Hutchison Whampoa International 03/33 Ltd. 5.45% 11/24/10 (c)	15,470	15,464
TOTAL INDUSTRIALS		115,224
INFORMATION TECHNOLOGY - 0.3%
Communications Equipment - 0.3%
Motorola, Inc. 4.608% 11/16/07	24,000	23,917
MATERIALS - 0.1%
Containers & Packaging - 0.0%
Sealed Air Corp. 6.95% 5/15/09 (c)	4,365	4,469
Nonconvertible Bonds - continued
	Principal Amount (000s)	Value (000s)
MATERIALS - continued
Paper & Forest Products - 0.1%
International Paper Co. 4.25% 1/15/09	$ 6,130	$ 6,019
TOTAL MATERIALS		10,488
TELECOMMUNICATION SERVICES - 3.0%
Diversified Telecommunication Services - 2.5%
Ameritech Capital Funding Corp. 6.25% 5/18/09	7,715	7,869
AT&T Corp. 6% 3/15/09	15,575	15,739
BellSouth Corp. 4.2% 9/15/09	7,115	6,970
Deutsche Telekom International Finance BV 5.375% 3/23/11	20,000	19,863
Sprint Capital Corp. 7.625% 1/30/11	20,999	22,305
Telecom Italia Capital SA:
4% 11/15/08	16,130	15,841
4% 1/15/10	15,080	14,589
Telefonica Emisiones SAU 5.984% 6/20/11	26,000	26,344
Telefonos de Mexico SA de CV:
4.5% 11/19/08	17,815	17,655
4.75% 1/27/10	12,910	12,747
Verizon Global Funding Corp. 7.25% 12/1/10	11,370	12,000
Verizon New England, Inc. 6.5% 9/15/11	7,775	8,021
		179,943
Wireless Telecommunication Services - 0.5%
America Movil SAB de CV 4.125% 3/1/09	17,610	17,349
Vodafone Group PLC 5.5% 6/15/11	20,000	19,992
		37,341
TOTAL TELECOMMUNICATION SERVICES		217,284
UTILITIES - 2.0%
Electric Utilities - 0.8%
Commonwealth Edison Co. 5.4% 12/15/11	5,225	5,193
Entergy Corp. 7.75% 12/15/09 (c)	12,000	12,524
Exelon Corp. 4.45% 6/15/10	14,150	13,769
Pepco Holdings, Inc. 4% 5/15/10	4,570	4,422
Progress Energy, Inc. 7.1% 3/1/11	9,628	10,170
TXU Energy Co. LLC 6.125% 3/15/08	3,510	3,514
Virginia Electric & Power Co. 4.1% 12/15/38	7,250	7,163
		56,755
Nonconvertible Bonds - continued
	Principal Amount (000s)	Value (000s)
UTILITIES - continued
Gas Utilities - 0.0%
NiSource Finance Corp. 7.875% 11/15/10	$ 3,925	$ 4,169
Independent Power Producers & Energy Traders - 0.5%
Constellation Energy Group, Inc. 6.125% 9/1/09	21,680	22,033
PSEG Power LLC 3.75% 4/1/09	7,625	7,458
TXU Corp. 4.8% 11/15/09	6,500	6,338
		35,829
Multi-Utilities - 0.7%
Dominion Resources, Inc.:
4.125% 2/15/08	9,925	9,865
6.3% 9/30/66 (g)	8,805	8,724
DTE Energy Co. 7.05% 6/1/11	8,462	8,940
MidAmerican Energy Holdings, Co. 4.625% 10/1/07	4,180	4,177
PSEG Funding Trust I 5.381% 11/16/07	12,900	12,890
Sempra Energy 4.75% 5/15/09	4,475	4,437
		49,033
TOTAL UTILITIES		145,786
TOTAL NONCONVERTIBLE BONDS (Cost $1,382,427)		1,369,268
U.S. Government and Government Agency Obligations - 20.5%

U.S. Government Agency Obligations - 13.2%
Fannie Mae:
3.25% 8/15/08	12,882	12,690
3.25% 2/15/09 (b)	128,000	125,170
4% 9/2/08 (f)	73,170	72,580
4.75% 3/12/10 (b)	296,221	296,367
Freddie Mac:
4.25% 7/15/09	39,198	38,838
4.875% 2/9/10 (b)	125,000	125,382
5% 6/11/09 (b)	176,611	177,197
5.125% 4/18/11 (b)	118,000	119,576
TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS		967,800
U.S. Government and Government Agency Obligations - continued
	Principal Amount (000s)	Value (000s)
U.S. Treasury Obligations - 7.3%
U.S. Treasury Notes:
4.5% 3/31/09 (e)(f)	$ 47,270	$ 47,455
4.625% 7/31/09 (d)	202,955	204,633
4.875% 5/15/09 (b)	84,000	84,906
4.875% 8/15/09 (b)(f)	197,171	199,574
TOTAL U.S. TREASURY OBLIGATIONS		536,568
TOTAL U.S. GOVERNMENT AND GOVERNMENT AGENCY OBLIGATIONS (Cost $1,498,240)		1,504,368
U.S. Government Agency - Mortgage Securities - 12.1%

Fannie Mae - 8.6%
3.72% 10/1/33 (g)	572	560
3.75% 1/1/34 (g)	535	528
3.754% 10/1/33 (g)	514	511
3.785% 6/1/34 (g)	2,662	2,617
3.802% 6/1/33 (g)	462	462
3.807% 10/1/33 (g)	7,900	7,748
3.823% 4/1/33 (g)	1,584	1,583
3.845% 10/1/33 (g)	13,863	13,743
3.876% 6/1/33 (g)	2,193	2,191
3.919% 6/1/34 (g)	4,081	4,022
3.934% 5/1/33 (g)	164	162
4% 10/1/18 (g)	452	446
4.025% 4/1/33 (g)	172	172
4.067% 2/1/35 (g)	250	249
4.098% 1/1/35 (g)	880	876
4.123% 7/1/34 (g)	2,681	2,646
4.167% 1/1/35 (g)	1,449	1,425
4.25% 1/1/34 (g)	794	787
4.25% 2/1/34 (g)	706	700
4.25% 2/1/35 (g)	575	566
4.26% 5/1/35 (g)	566	564
4.27% 10/1/33 (g)	270	268
4.284% 11/1/34 (g)	5,577	5,511
4.285% 3/1/33 (g)	671	670
4.288% 8/1/33 (g)	962	963
4.295% 3/1/35 (g)	469	472
U.S. Government Agency - Mortgage Securities - continued
	Principal Amount (000s)	Value (000s)
Fannie Mae - continued
4.296% 3/1/33 (g)	$ 253	$ 249
4.297% 3/1/33 (g)	333	328
4.297% 3/1/35 (g)	1,130	1,125
4.299% 2/1/35 (g)	5,378	5,300
4.303% 6/1/33 (g)	351	351
4.303% 1/1/34 (g)	4,114	4,078
4.304% 1/1/34 (g)	725	719
4.304% 4/1/35 (g)	274	272
4.343% 1/1/35 (g)	756	746
4.35% 3/1/35 (g)	2,675	2,637
4.356% 2/1/34 (g)	1,365	1,355
4.385% 7/1/33 (g)	4,374	4,307
4.39% 10/1/34 (g)	3,341	3,306
4.391% 2/1/35 (g)	1,105	1,090
4.41% 10/1/34 (g)	5,449	5,478
4.413% 5/1/35 (g)	495	492
4.43% 5/1/35 (g)	1,506	1,501
4.434% 3/1/35 (g)	862	851
4.452% 8/1/34 (g)	1,893	1,880
4.481% 1/1/35 (g)	627	622
4.488% 7/1/35 (g)	1,349	1,337
4.502% 7/1/34 (g)	2,657	2,636
4.502% 10/1/35 (g)	255	253
4.503% 2/1/35 (g)	2,860	2,869
4.506% 2/1/35 (g)	440	439
4.517% 2/1/35 (g)	237	238
4.518% 8/1/35 (g)	1,246	1,251
4.526% 6/1/35 (g)	1,716	1,702
4.528% 7/1/35 (g)	1,787	1,771
4.563% 5/1/35 (g)	13,671	13,517
4.57% 11/1/34 (g)	309	306
4.57% 2/1/35 (g)	2,536	2,510
4.575% 2/1/35 (g)	303	300
4.577% 6/1/33 (g)	1,552	1,533
4.582% 2/1/35 (g)	2,420	2,403
4.631% 9/1/35 (g)	3,935	3,913
4.657% 3/1/35 (g)	3,692	3,707
4.663% 8/1/35 (g)	4,995	4,964
4.666% 7/1/35 (g)	4,126	4,094
4.7% 10/1/34 (g)	1,977	1,965
4.7% 6/1/35 (g)	4,270	4,247
U.S. Government Agency - Mortgage Securities - continued
	Principal Amount (000s)	Value (000s)
Fannie Mae - continued
4.708% 12/1/34 (g)	$ 233	$ 232
4.709% 3/1/35 (g)	179	180
4.717% 7/1/34 (g)	1,509	1,501
4.766% 1/1/35 (g)	4,850	4,817
4.774% 3/1/35 (g)	2,671	2,651
4.776% 12/1/34 (g)	598	594
4.778% 10/1/35 (g)	3,854	3,812
4.781% 2/1/35 (g)	2,275	2,259
4.784% 3/1/35 (g)	3,151	3,128
4.785% 8/1/35 (g)	2,324	2,302
4.795% 9/1/34 (g)	9,773	9,720
4.795% 1/1/35 (g)	3,395	3,371
4.807% 11/1/34 (g)	1,670	1,660
4.808% 2/1/33 (g)	799	805
4.808% 9/1/34 (g)	1,987	1,977
4.81% 10/1/35 (g)	2,301	2,310
4.835% 10/1/35 (g)	1,674	1,664
4.838% 1/1/35 (g)	11,120	11,061
4.856% 9/1/34 (g)	1,604	1,596
4.867% 7/1/34 (g)	2,890	2,880
4.87% 5/1/33 (g)	24	24
4.87% 7/1/35 (g)	9,353	9,302
4.875% 8/1/34 (g)	2,115	2,107
4.884% 10/1/35 (g)	1,500	1,484
4.889% 9/1/34 (g)	174	173
4.943% 2/1/35 (g)	5,843	5,817
4.945% 8/1/34 (g)	6,164	6,149
4.964% 4/1/35 (g)	1,507	1,504
4.97% 11/1/35 (g)	39,715	39,467
4.997% 9/1/34 (g)	7,936	7,919
5% 3/1/18 to 10/1/18	11,530	11,329
5.016% 7/1/34 (g)	251	251
5.045% 5/1/35 (g)	2,924	2,933
5.046% 7/1/35 (g)	9,527	9,489
5.062% 8/1/34 (g)	417	417
5.076% 9/1/36 (g)	18,343	18,314
5.079% 9/1/34 (g)	614	613
5.101% 5/1/35 (g)	1,915	1,922
5.112% 1/1/36 (g)	4,834	4,831
5.138% 3/1/35 (g)	257	256
5.144% 5/1/35 (g)	1,988	1,985
U.S. Government Agency - Mortgage Securities - continued
	Principal Amount (000s)	Value (000s)
Fannie Mae - continued
5.15% 9/1/35 (g)	$ 19,887	$ 19,835
5.163% 9/1/35 (g)	13,030	13,000
5.173% 6/1/35 (g)	2,086	2,093
5.176% 8/1/33 (g)	724	725
5.261% 11/1/36 (g)	2,628	2,633
5.29% 2/1/36 (g)	20,658	20,642
5.297% 7/1/35 (g)	278	279
5.304% 2/1/36 (g)	8,321	8,320
5.305% 2/1/36 (g)	2,864	2,863
5.317% 12/1/34 (g)	750	752
5.37% 2/1/36 (g)	953	953
5.398% 11/1/35 (g)	3,611	3,615
5.476% 4/1/36 (g)	27,694	27,802
5.497% 5/1/36 (g)	3,911	3,917
5.5% 3/1/13 to 1/1/20	49,065	49,119
5.505% 1/1/34 (g)	410	412
5.532% 11/1/36 (g)	5,319	5,338
5.571% 5/1/36 (g)	11,556	11,607
5.578% 5/1/36 (g)	2,045	2,051
5.779% 1/1/36 (g)	5,170	5,210
5.802% 3/1/36 (g)	2,354	2,375
5.829% 3/1/36 (g)	7,937	8,006
5.936% 4/1/36 (g)	4,790	4,843
5.996% 5/1/36 (g)	2,888	2,923
6.059% 4/1/36 (g)	1,382	1,399
6.074% 9/1/36 (g)	3,719	3,764
6.186% 4/1/36 (g)	3,088	3,127
6.256% 6/1/36 (g)	776	783
6.5% 11/1/11 to 3/1/35	36,779	37,552
6.575% 9/1/36 (g)	10,485	10,645
6.702% 9/1/36 (g)	38,294	38,895
7% 12/1/07 to 5/1/32	4,489	4,651
7.5% 6/1/12 to 11/1/31	264	272
11.5% 11/1/15	117	125
TOTAL FANNIE MAE		628,416
Freddie Mac - 3.4%
3.984% 3/1/34 (g)	5,443	5,362
4.064% 1/1/35 (g)	610	610
4.173% 1/1/34 (g)	7,401	7,311
4.199% 4/1/35 (g)	12,223	12,059
U.S. Government Agency - Mortgage Securities - continued
	Principal Amount (000s)	Value (000s)
Freddie Mac - continued
4.27% 3/1/34 (g)	$ 5,317	$ 5,253
4.289% 3/1/35 (g)	624	625
4.292% 2/1/35 (g)	1,382	1,386
4.307% 12/1/34 (g)	811	798
4.375% 2/1/35 (g)	868	854
4.406% 8/1/35 (g)	15,035	14,917
4.423% 3/1/35 (g)	817	804
4.423% 6/1/35 (g)	944	934
4.426% 2/1/34 (g)	670	663
4.455% 3/1/35 (g)	832	819
4.539% 2/1/35 (g)	1,408	1,387
4.61% 2/1/35 (g)	924	912
4.807% 3/1/33 (g)	244	245
4.905% 11/1/35 (g)	3,550	3,532
4.927% 9/1/35 (g)	3,923	3,884
4.99% 4/1/35 (g)	3,369	3,372
5.125% 8/1/36 (g)	3,226	3,224
5.185% 1/1/36 (g)	3,307	3,283
5.295% 6/1/35 (g)	2,322	2,317
5.367% 12/1/35 (g)	28,046	27,986
5.385% 8/1/34 (g)	3,979	3,989
5.45% 6/1/37 (g)	6,020	6,019
5.478% 5/1/36 (g)	7,229	7,231
5.548% 1/1/36 (g)	7,362	7,360
5.575% 12/1/35 (g)	5,277	5,275
5.583% 5/1/36 (g)	10,479	10,500
5.749% 7/1/37 (g)	3,675	3,692
5.772% 1/1/37 (g)	6,337	6,386
5.787% 10/1/35 (g)	1,433	1,440
5.792% 7/1/36 (g)	4,120	4,139
5.85% 1/1/36 (g)	10,524	10,595
5.872% 1/1/36 (g)	2,986	3,009
5.927% 6/1/35 (g)	1,637	1,669
6.001% 6/1/36 (g)	5,120	5,161
6.074% 6/1/36 (g)	3,013	3,042
6.251% 1/1/37 (g)	8,420	8,505
6.748% 9/1/36 (g)	36,411	37,002
6.754% 9/1/36 (g)	8,727	8,854
7.5% 7/1/34	14,896	15,843
U.S. Government Agency - Mortgage Securities - continued
	Principal Amount (000s)	Value (000s)
Freddie Mac - continued
8.5% 5/1/27 to 7/1/28	$ 415	$ 451
12% 11/1/19	37	41
TOTAL FREDDIE MAC		252,740
Government National Mortgage Association - 0.1%
4.25% 7/20/34 (g)	1,069	1,065
4.75% 1/20/34 (g)	4,328	4,312
7% 11/15/27 to 8/15/32	5,025	5,226
TOTAL GOVERNMENT NATIONAL MORTGAGE ASSOCIATION		10,603
TOTAL U.S. GOVERNMENT AGENCY - MORTGAGE SECURITIES (Cost $891,347)		891,759
Asset-Backed Securities - 17.0%

Accredited Mortgage Loan Trust:
Series 2003-3 Class A1, 4.46% 1/25/34	3,120	2,985
Series 2004-2 Class A2, 5.805% 7/25/34 (g)	6,891	6,755
Series 2004-4 Class A2D, 5.855% 1/25/35 (g)	671	654
ACE Securities Corp. Home Equity Loan Trust:
Series 2003-HE1:
Class M1, 6.155% 11/25/33 (g)	1,852	1,715
Class M2, 7.205% 11/25/33 (g)	888	818
Series 2004-OP1 Class M1, 6.025% 4/25/34 (g)	808	742
Series 2006-OP1 Class M1, 5.785% 4/25/36 (g)	8,000	6,040
Advanta Business Card Master Trust Series 2007-B2 Class B2, 5.5% 6/20/13	14,855	14,741
Aesop Funding II LLC Series 2005-1A Class A1, 3.95% 4/20/08 (c)	8,000	7,944
American Express Credit Account Master Trust Series 2004-C Class C, 6.1113% 2/15/12 (c)(g)	3,755	3,743
AmeriCredit Automobile Receivables Trust:
Series 2004-1:
Class C, 4.22% 7/6/09	451	449
Class D, 5.07% 7/6/10	5,065	5,052
Series 2004-CA Class A4, 3.61% 5/6/11	2,122	2,091
Series 2005-1 Class D, 5.04% 5/6/11	9,500	9,450
Series 2005-CF Class A4, 4.63% 6/6/12	11,130	11,036
Series 2005-DA Class A4, 5.02% 11/6/12	15,975	15,866
Series 2006-1 Class D, 5.49% 4/6/12	4,635	4,583
Asset-Backed Securities - continued
	Principal Amount (000s)	Value (000s)
AmeriCredit Automobile Receivables Trust: - continued
Series 2007-CM Class A3A, 5.42% 5/7/12	$ 18,205	$ 18,259
Ameriquest Mortgage Securities, Inc.:
Series 2004-R10 Class M1, 6.205% 11/25/34 (g)	5,485	5,073
Series 2004-R11 Class M1, 6.165% 11/25/34 (g)	8,015	7,790
Series 2006-M3:
Class M7, 6.355% 10/25/36 (g)	5,044	1,872
Class M9, 7.505% 10/25/36 (g)	3,231	1,131
Amortizing Residential Collateral Trust Series 2002-BC3 Class A, 5.835% 6/25/32 (g)	632	620
Argent Securities, Inc.:
Series 2003-W3 Class M2, 6.2937% 9/25/33 (g)	13,809	13,020
Series 2003-W7:
Class A2, 5.895% 3/1/34 (g)	345	346
Class M1, 6.195% 3/1/34 (g)	11,700	11,119
Series 2003-W9 Class M1, 6.195% 3/25/34 (g)	7,036	6,606
Series 2004-W11 Class M2, 6.205% 11/25/34 (g)	3,030	2,832
Series 2004-W5 Class M1, 6.105% 4/25/34 (g)	3,990	3,787
Series 2006-M1 Class M7, 6.505% 7/25/36 (g)	4,400	1,904
Arran Funding Ltd. Series 2005-A Class C, 5.9313% 12/15/10 (g)	14,290	14,111
Asset Backed Securities Corp. Home Equity Loan Trust:
Series 2004-HE3 Class M2, 6.625% 6/25/34 (g)	3,325	2,904
Series 2005-HE2:
Class M1, 5.955% 3/25/35 (g)	7,116	6,574
Class M2, 6.005% 3/25/35 (g)	1,780	1,668
Series 2006-HE2 Class M3, 5.895% 3/25/36 (g)	3,195	2,044
Bayview Financial Mortgage Loan Trust Series 2004-A Class A, 5.955% 2/28/44 (g)	2,352	2,311
Bear Stearns Asset Backed Securities I Trust:
Series 2007-AQ1 Class A1, 5.615% 11/25/36 (g)	6,294	6,132
Series 2007-HE3 Class 1A1, 5.625% 4/25/37 (g)	5,130	5,095
Bear Stearns Asset Backed Securities Trust Series 2004-HE8 Class M1, 6.155% 9/25/34 (g)	4,547	4,206
BMW Vehicle Owner Trust Series 2005-A Class B, 4.42% 4/25/11	3,965	3,927
Brazos Higher Education Authority, Inc. Student Loan Rev. Series 2006 A2R, 5.03% 12/1/41	12,530	12,516
Capital Auto Receivables Asset Trust:
Series 2005-1 Class B, 5.9863% 6/15/10 (g)	4,675	4,692
Series 2006-1 Class B, 5.26% 10/15/10	2,055	2,050
Series 2006-SN1A:
Class B, 5.5% 4/20/10 (c)	1,030	1,026
Asset-Backed Securities - continued
	Principal Amount (000s)	Value (000s)
Capital Auto Receivables Asset Trust: - continued
Series 2006-SN1A:
Class C, 5.77% 5/20/10 (c)	$ 990	$ 983
Class D, 6.15% 4/20/11 (c)	1,680	1,679
Series 2007-1 Class B, 5.15% 9/17/12	5,755	5,581
Series 2007-SN1 Class D, 6.05% 1/17/12	3,985	3,989
Capital One Auto Finance Trust Series 2005-BSS:
Class B, 4.32% 5/15/10	5,385	5,352
Class D, 4.8% 9/15/12	4,585	4,540
Capital One Master Trust:
Series 2001-1 Class B, 6.1213% 12/15/10 (g)	8,715	8,723
Series 2001-6 Class C, 6.7% 6/15/11 (c)	13,900	13,991
Capital One Multi-Asset Execution Trust Series 2007-B5 Class B5, 5.4% 5/15/13	17,910	17,910
Capital One Prime Auto Receivable Trust Series 2005-1 Class B, 4.58% 8/15/12	7,118	6,971
Capital One Prime Auto Receivables Trust Series 2007-1 Class B1, 5.76% 12/15/13	5,590	5,595
Carmax Auto Owner Trust Series 2006-2 Class C, 5.53% 3/15/13	5,185	5,137
Carrington Mortgage Loan Trust Series 2006-NC3 Class M10, 7.505% 8/25/36 (c)(g)	890	195
Caterpillar Financial Asset Trust Series 2006-A:
Class A3, 5.57% 5/25/10	12,300	12,356
Class B, 5.71% 6/25/12	13,600	13,596
CDC Mortgage Capital Trust Series 2002-HE2 Class M1, 6.555% 1/25/33 (g)	3,032	2,923
Chase Auto Owner Trust Series 2006-B Class B, 5.24% 4/15/14	6,470	6,411
Chase Credit Card Master Trust Series 2003-6 Class B, 5.9613% 2/15/11 (g)	9,850	9,860
Chase Issuance Trust:
Series 2004-C3 Class C3, 6.0813% 6/15/12 (g)	13,025	12,705
Series 2006-C3 Class C3, 5.8413% 6/15/11 (g)	12,500	12,217
CIT Equipment Collateral Trust:
Series 2006-VT1:
Class A3, 5.13% 12/21/08	11,716	11,706
Class B, 5.23% 2/20/13	2,140	2,141
Class D, 5.48% 2/20/13	2,379	2,383
Series 2006-VT2 Class A3, 5.07% 2/20/10	23,085	23,107
Citibank Credit Card Issuance Trust Series 2007-B2 Class B2, 5% 4/2/12	23,445	23,277
Citigroup Mortgage Loan Trust, Inc.:
Series 2003-HE4 Class A, 5.915% 12/25/33 (c)(g)	3,929	3,847
Series 2006-NC2 Class A2B, 5.48% 9/25/36 (g)	3,490	3,280
Asset-Backed Securities - continued
	Principal Amount (000s)	Value (000s)
CNH Equipment Trust:
Series 2005-B Class B, 4.57% 7/16/12	$ 3,195	$ 3,092
Series 2007-A Class A3, 4.98% 10/15/10	12,650	12,675
College Loan Corp. Trust I Series 2006-1 Class AIO, 10% 7/25/08 (i)	24,670	2,344
Countrywide Home Loans, Inc.:
Series 2004-2:
Class 3A4, 5.755% 7/25/34 (g)	419	398
Class M1, 6.005% 5/25/34 (g)	5,200	4,930
Series 2004-3 Class 3A4, 5.755% 8/25/34 (g)	1,695	1,618
Series 2004-4:
Class A, 5.875% 8/25/34 (g)	310	292
Class M2, 6.035% 6/25/34 (g)	4,405	4,236
Series 2005-1 Class M1, 5.925% 8/25/35 (g)	2,755	2,623
CPS Auto Receivables Trust:
Series 2006-A Class A2, 5.22% 1/15/10 (c)	783	782
Series 2006-B Class A3, 5.73% 6/15/16 (c)	5,720	5,729
Credit Suisse First Boston Mortgage Securities Corp. Series 2005-FIX1 Class A2, 4.31% 5/25/35	4,453	4,373
Credit-Based Asset Backed Servicing and Securitization Mortgage Loan Certificates Series 2006-SC1 Class A, 5.775% 5/25/36 (c)(g)	6,533	6,182
Crown Castle Towers LLC/Crown Atlantic Holdings Sub LLC/Crown Communication, Inc. Series 2005-1A Class C, 5.074% 6/15/35 (c)	3,662	3,602
DaimlerChrysler Auto Trust:
Series 2004-B Class B, 3.89% 1/8/11	3,230	3,201
Series 2006-C Class A2, 5.25% 5/8/09	5,192	5,187
Discover Card Master Trust I Series 2003-4 Class B1, 5.9413% 5/16/11 (g)	11,240	11,235
Diversified REIT Trust Series 2000-1A:
Class A2, 6.971% 3/8/10 (c)	3,925	3,971
Class E, 6.971% 3/8/10 (c)	4,135	4,268
Drive Auto Receivables Trust:
Series 2005-3 Class A3, 4.99% 10/15/10 (c)	6,458	6,437
Series 2006-1 Class A3, 5.49% 4/15/11 (c)	7,360	7,359
Series 2006-2 Class A3, 5.33% 4/15/14 (c)	12,295	12,282
DriveTime Auto Owner Trust Series 2006-B Class A3, 5.23% 8/15/12 (c)	8,515	8,466
Fannie Mae subordinate REMIC pass-thru certificates Series 2004-T5:
Class AB1, 6.127% 5/28/35 (g)	634	599
Class AB3, 6.2899% 5/28/35 (g)	247	234
Asset-Backed Securities - continued
	Principal Amount (000s)	Value (000s)
Fieldstone Mortgage Investment Corp. Series 2006-2:
Class 2A2, 5.675% 7/25/36 (g)	$ 5,670	$ 5,431
Class M1, 5.815% 7/25/36 (g)	11,330	7,684
First Franklin Mortgage Loan Trust:
Series 2005-FF12 Class A2A, 5.595% 11/25/36 (g)	1,287	1,281
Series 2006-FF14:
Class A5, 5.665% 10/25/36 (g)	7,495	6,802
Class M1, 5.765% 10/25/36 (g)	6,665	5,083
Series 2006-FF5 Class 2A2, 5.615% 4/25/36 (g)	2,765	2,724
First Investors Auto Owner Trust Series 2006-A Class A3, 4.93% 2/15/11 (c)	3,806	3,787
Ford Credit Auto Owner Trust:
Series 2005-A:
Class A4, 3.72% 10/15/09	15,900	15,736
Class B, 3.88% 1/15/10	2,230	2,198
Series 2006-B Class C, 5.68% 6/15/12	9,900	9,799
Series 2006-C Class C, 5.47% 9/15/12	6,400	6,276
Series 2007-A:
Class B, 5.6% 10/15/12	2,575	2,541
Class C, 5.8% 2/15/13	4,100	4,081
Fosse Master Issuer PLC Series 2007-1A Class C2, 5.8989% 10/18/54 (c)(g)	4,100	4,100
Franklin Auto Trust Series 2007-1:
Class A4, 5.03% 2/16/15	7,985	7,870
Class C, 5.43% 2/16/15	9,790	9,567
Fremont Home Loan Trust:
Series 2004-1:
Class M1, 5.955% 2/25/34 (g)	468	426
Class M2, 6.005% 2/25/34 (g)	800	763
Series 2004-D:
Class M4, 6.455% 11/25/34 (g)	1,160	1,088
Class M5, 6.505% 11/25/34 (g)	965	907
Series 2006-1 Class M1, 5.825% 4/25/36 (g)	2,485	2,030
Series 2006-3 Class 2A1, 5.575% 2/25/37 (g)	360	346
Series 2006-A:
Class M1, 5.805% 5/25/36 (g)	10,000	7,641
Class M2, 5.825% 5/25/36 (g)	6,000	3,209
GCO Slims Trust Series 2006-1A, 5.72% 3/1/22 (c)	4,967	4,933
GE Business Loan Trust Series 2005-2 Class IO, 0.5242% 9/15/17 (c)(i)	448,795	3,046
GE Capital Credit Card Master Note Trust:
Series 2007-1 Class B, 4.95% 3/15/13	16,195	16,072
Series 2007-3 Class B, 5.49% 6/15/13	17,655	17,655
Asset-Backed Securities - continued
	Principal Amount (000s)	Value (000s)
Greenpoint Credit LLC Series 2001-1 Class 1A, 5.8775% 4/20/32 (g)	$ 1,908	$ 1,904
GSAMP Trust:
Series 2003-HE2 Class M1, 6.155% 8/25/33 (g)	2,731	2,593
Series 2004-HE1 Class M1, 6.055% 5/25/34 (g)	1,880	1,687
Series 2006-NC2 Class M4, 5.855% 6/25/36 (g)	9,945	5,904
GSR Mortgage Loan Trust Series 2005-MTR1 Class A1, 5.645% 10/25/35 (g)	3,494	3,485
Guggenheim Structured Real Estate Funding Ltd.:
Series 2005-1 Class C, 6.4% 5/25/30 (c)(g)	3,727	3,398
Series 2006-3:
Class B, 5.72% 9/25/46 (c)(g)	3,350	3,032
Class C, 5.87% 9/25/46 (c)(g)	8,400	7,203
Harwood Street Funding I LLC Series 2004-1A Class CTFS, 7.32% 9/20/09 (c)(g)	14,800	12,021
Home Equity Asset Trust:
Series 2002-2 Class A4, 5.855% 6/25/32 (g)	33	32
Series 2003-3 Class A4, 5.965% 2/25/33 (g)	2	2
Series 2003-5:
Class A2, 5.855% 12/25/33 (g)	183	177
Class M2, 7.235% 12/25/33 (g)	605	568
Series 2003-7 Class A2, 5.885% 3/25/34 (g)	19	19
Series 2003-8 Class M1, 6.225% 4/25/34 (g)	2,854	2,648
Series 2004-1 Class M2, 6.705% 6/25/34 (g)	3,075	2,831
Series 2004-3:
Class M1, 6.075% 8/25/34 (g)	1,139	1,030
Class M2, 6.705% 8/25/34 (g)	2,220	1,985
Series 2006-8 Class 2A1, 5.555% 3/25/37 (g)	445	440
Household Automotive Trust Series 2004-1 Class A4, 3.93% 7/18/11	3,752	3,703
HSBC Automotive Trust Series 2006-2 Class A4, 5.67% 6/17/13	16,500	16,579
HSBC Home Equity Loan Trust:
Series 2005-2:
Class M1, 5.9975% 1/20/35 (g)	959	818
Class M2, 6.0275% 1/20/35 (g)	718	596
Series 2005-3 Class A1, 5.58% 1/20/35 (g)	5,998	5,816
Hyundai Auto Receivables Trust:
Series 2005-A:
Class B, 4.2% 2/15/12	4,245	4,186
Class C, 4.22% 2/15/12	600	594
Series 2006-1:
Class B, 5.29% 11/15/12	690	687
Asset-Backed Securities - continued
	Principal Amount (000s)	Value (000s)
Hyundai Auto Receivables Trust: - continued
Series 2006-1:
Class C, 5.34% 11/15/12	$ 895	$ 887
Series 2006-B Class C, 5.25% 5/15/13	3,225	3,177
John Deere Owner Trust Series 2006-A Class A3, 5.38% 7/15/10	14,540	14,559
JPMorgan Auto Receivables Trust Series 2006-A:
Class B, 5.36% 12/15/14 (c)	2,037	2,024
Class C, 5.61% 12/15/14 (c)	7,679	7,702
Lancer Funding Ltd. Series 2006-1A Class A3, 7.05% 4/6/46 (c)(g)	3,800	2,920
Long Beach Mortgage Loan Trust:
Series 2005-WL1 Class M2, 6.055% 6/25/35 (g)	5,717	5,214
Series 2006-6:
Class 2A3, 5.655% 7/25/36 (g)	10,340	9,637
Class M4, 5.865% 7/25/36 (g)	3,065	1,533
Class M5, 5.895% 7/25/36 (g)	1,915	857
Marriott Vacation Club Owner Trust:
Series 2005-2 Class A, 5.25% 10/20/27 (c)	3,141	3,055
Series 2006-1A:
Class B, 5.827% 4/20/28 (c)	891	888
Class C, 6.125% 4/20/28 (c)	891	883
MBNA Master Credit Card Trust II:
Series 1998-E Class B, 5.69% 9/15/10 (g)	8,000	8,003
Series 2000-L Class B, 6.1113% 4/15/10 (g)	3,350	3,352
Meritage Mortgage Loan Trust Series 2004-1 Class M1, 6.255% 7/25/34 (g)	1,985	1,899
Merna Reinsurance Ltd. Series 2007-1 Class B, 7.11% 6/30/12 (c)(g)	8,525	8,525
Merrill Lynch Mortgage Investors Trust Series 2003-OPT1 Class M1, 6.155% 7/25/34 (g)	6,480	6,338
Morgan Stanley ABS Capital I Trust:
Series 2004-HE6 Class A2, 5.845% 8/25/34 (g)	329	317
Series 2004-WMC3 Class M5, 6.455% 1/25/35 (g)	5,425	5,070
Series 2006-HE6 Class A2A, 5.545% 9/25/36 (g)	11,116	11,024
Morgan Stanley ABS Capital I, Inc.:
Series 2006-HE4 Class M4, 5.855% 6/25/36 (g)	6,060	3,518
Series 2006-NC4 Class A2D, 5.745% 6/25/36 (g)	7,135	6,224
Morgan Stanley Dean Witter Capital I Trust:
Series 2001-NC4 Class M1, 7.005% 1/25/32 (g)	774	767
Series 2002-AM3 Class A3, 6.485% 2/25/33 (g)	470	452
Series 2002-NC1 Class M1, 6.705% 2/25/32 (c)(g)	2,727	2,643
Series 2003-NC1 Class M1, 7.08% 11/25/32 (g)	2,369	2,290
Asset-Backed Securities - continued
	Principal Amount (000s)	Value (000s)
Morgan Stanley Home Equity Loans Trust Series 2007-2 Class A1, 5.605% 4/25/37 (g)	$ 658	$ 654
National Collegiate Funding LLC Series 2004-GT1 Class IO1, 7.87% 6/25/10 (c)(g)(i)	7,900	1,610
National Collegiate Student Loan Trust:
Series 2004-1 Class AIO, 5.5% 4/25/11 (i)	13,850	2,313
Series 2004-2 Class AIO, 9.75% 10/25/14 (i)	7,415	2,536
Series 2005-2 Class AIO, 7.73% 3/25/12 (i)	4,760	865
Series 2005-3W Class AIO1, 4.8% 7/25/12 (i)	15,875	2,030
Series 2005-GT1 Class AIO, 6.75% 12/25/09 (i)	3,500	511
Series 2006-2 Class AIO, 6% 8/25/11 (i)	3,700	752
Series 2006-3 Class AIO, 7.1% 1/25/12 (i)	26,140	6,801
Series 2006-4 Class AIO, 6.35% 2/27/12 (i)	4,670	1,150
Navistar Financial Corp. Owner Trust Series 2005-A Class A4, 4.43% 1/15/14	4,445	4,367
Newcastle CDO VIII Series 2006-8A Class 4, 5.92% 11/1/52 (c)(g)	5,300	4,532
Nissan Auto Lease Trust Series 2005-A Class A3, 4.7% 10/15/08	3,820	3,813
Nissan Auto Receivables Owner Trust Series 2005-A Class A4, 3.82% 7/15/10	4,730	4,672
Nomura Home Equity Loan, Inc. Series 2006-AF1 Class A1, 6.032% 10/25/36	1,996	1,992
Northstar Education Finance, Inc., Delaware Series 2005-1 Class A5, 4.74% 10/30/45	6,550	6,524
NovaStar Home Equity Loan Trust Series 2006-2 Class M1, 5.775% 6/25/36 (g)	7,145	5,310
Onyx Acceptance Owner Trust Series 2005-A Class A3, 3.69% 5/15/09	296	295
Ownit Mortgage Loan Asset-Backed Certificates Series 2005-4 Class A2A1, 5.625% 8/25/36 (g)	312	312
Park Place Securities, Inc.:
Series 2004-WCW1:
Class M1, 6.135% 9/25/34 (g)	2,590	2,357
Class M2, 6.185% 9/25/34 (g)	1,545	1,439
Class M3, 6.755% 9/25/34 (g)	2,950	2,625
Series 2004-WCW2 Class M3, 6.055% 7/25/35 (g)	2,190	2,019
Series 2004-WHQ2 Class A3E, 5.925% 2/25/35 (g)	856	831
Series 2004-WWF1:
Class M2, 6.185% 2/25/35 (g)	8,715	8,080
Class M3, 6.245% 2/25/35 (g)	1,075	1,000
Class M4, 6.605% 1/25/35 (g)	7,490	6,682
Asset-Backed Securities - continued
	Principal Amount (000s)	Value (000s)
People's Choice Financial Realty Mortgage Securities Trust Series 2006-1:
Class M4, 5.865% 9/25/36 (g)	$ 8,037	$ 4,115
Class M5, 5.895% 9/25/36 (g)	4,005	1,848
People's Choice Home Loan Securities Trust Series 2005-1 Class M4, 6.405% 1/25/35 (g)	1,650	1,288
Pinnacle Capital Asset Trust Series 2006-A:
Class B, 5.51% 9/25/09 (c)	3,550	3,542
Class C, 5.77% 5/25/10 (c)	3,300	3,277
Providian Master Note Trust Series 2006-B1A Class B1, 5.35% 3/15/13 (c)	10,210	10,217
Rental Car Finance Corp. Series 2005-1A Class A2, 4.59% 6/25/11 (c)	7,525	7,356
Residential Asset Mortgage Products, Inc.:
Series 2003-RS9 Class MII2, 7.305% 10/25/33 (g)	823	729
Series 2003-RZ2 Class A1, 3.6% 4/25/33	1,478	1,418
Series 2004-RS10 Class MII2, 6.755% 10/25/34 (g)	10,200	8,791
Series 2005-SP2 Class 1A1, 5.655% 5/25/44 (g)	555	554
Santander Drive Auto Receivables Trust Series 2007-1 Class A3, 5.05% 9/15/11	16,825	16,727
Securitized Asset Backed Receivables LLC Trust Series 2004-NC1 Class M1, 6.025% 2/25/34 (g)	2,889	2,581
Sierra Timeshare Receivables Fund LLC Series 2006-1A Class A1, 5.84% 5/20/18 (c)	4,826	4,852
SLM Private Credit Student Loan Trust:
Series 2004 B Class A2, 5.56% 6/15/21 (g)	8,200	8,259
Series 2004-A:
Class B, 5.94% 6/15/33 (g)	2,100	2,127
Class C, 6.31% 6/15/33 (g)	4,915	4,969
Series 2004-B Class C, 6.23% 9/15/33 (g)	8,600	8,655
SLMA Student Loan Trust Series 2005-7 Class A3, 4.41% 7/25/25	9,600	9,595
Structured Asset Securities Corp. Series 2005-5N Class 3A1A, 5.805% 11/25/35 (g)	6,375	6,236
Superior Wholesale Inventory Financing Trust VII Series 2003-A8 Class CTFS, 6.0613% 3/15/11 (c)(g)	11,595	11,639
Superior Wholesale Inventory Financing Trust XII Series 2005-A12 Class C, 6.8113% 6/15/10 (g)	5,350	5,307
Terwin Mortgage Trust Series 2003-4HE Class A1, 5.935% 9/25/34 (g)	367	348
Textron Financial Floorplan Master Note Trust Series 2006-1A Class A, 5.39% 4/13/11 (c)(g)	10,000	10,011
Triad Auto Receivables Owner Trust Series 2006-C Class A3, 5.26% 11/14/11	11,905	11,881
Asset-Backed Securities - continued
	Principal Amount (000s)	Value (000s)
Volkswagen Auto Lease Trust:
Series 2005-A Class A4, 3.94% 10/20/10	$ 13,930	$ 13,914
Series 2006-A Class A3, 5.5% 9/21/09	5,000	5,002
Wachovia Auto Loan Owner Trust:
Series 2006-1 Class D, 5.42% 4/21/14 (c)	18,700	18,459
Series 2007-1 Class D, 5.65% 2/20/13	14,015	13,447
Wachovia Auto Loan Trust Series 2006-2A:
Class A3, 5.23% 8/22/11 (c)	20,660	20,614
Class D, 5.54% 12/20/12 (c)	11,725	11,602
WFS Financial Owner Trust:
Series 2004-4 Class D, 3.58% 5/17/12	1,159	1,151
Series 2005-1 Class D, 4.09% 8/15/12	1,026	1,017
Series 2005-3 Class C, 4.54% 5/17/13	3,240	3,190
Whinstone Capital Management Ltd. Series 1A Class B3, 6.255% 10/25/44 (c)(g)	9,729	9,729
World Omni Auto Receivables Trust Series 2005-A Class A3, 3.54% 6/12/09	1,005	1,001
TOTAL ASSET-BACKED SECURITIES (Cost $1,313,444)		1,247,141
Collateralized Mortgage Obligations - 12.3%

Private Sponsor - 7.6%
American Home Mortgage Assets Trust floater Series 2006-1 Class 2A1, 5.695% 5/25/46 (g)	6,066	5,927
Banc of America Mortgage Securities, Inc.:
Series 2003-I Class 2A6, 4.1499% 10/25/33 (g)	29,245	28,714
Series 2003-J Class 2A2, 4.3919% 11/25/33 (g)	4,198	4,129
Series 2004-A:
Class 2A1, 3.5523% 2/25/34 (g)	2,469	2,402
Class 2A2, 4.1033% 2/25/34 (g)	10,637	10,399
Series 2004-D Class 2A1, 3.6156% 5/25/34 (g)	1,192	1,157
Series 2004-J Class 2A1, 4.7685% 11/25/34 (g)	4,066	3,991
Series 2005-H:
Class 1A1, 4.9226% 9/25/35 (g)	1,306	1,291
Class 2A2, 4.8021% 9/25/35 (g)	1,344	1,308
Bear Stearns Adjustable Rate Mortgage Trust floater Series 2005-6 Class 1A1, 5.082% 8/25/35 (g)	8,140	8,063
Bear Stearns Alt-A Trust floater:
Series 2005-1 Class A1, 5.785% 1/25/35 (g)	1,805	1,797
Series 2005-2 Class 1A1, 5.755% 3/25/35 (g)	3,291	3,275
Series 2005-5 Class 1A1, 5.725% 7/25/35 (g)	2,933	2,916
Collateralized Mortgage Obligations - continued
	Principal Amount (000s)	Value (000s)
Private Sponsor - continued
Chase Mortgage Finance Trust:
Series 2007-A1:
Class 1A5, 4.3588% 2/25/37 (g)	$ 793	$ 782
Class 5A1, 4.1708% 2/25/37 (g)	6,516	6,357
Series 2007-A2:
Class 2A1, 4.243% 7/25/37 (g)	3,690	3,633
Class 3A1, 4.566% 7/25/37 (g)	26,783	26,303
Citigroup Mortgage Loan Trust Series 2004-UST1:
Class A3, 4.2265% 8/25/34 (g)	19,333	19,094
Class A4, 4.4069% 8/25/34 (g)	10,845	10,626
Citigroup Mortgage Loan Trust, Inc. floater Series 2006-NC1:
Class M4, 5.895% 8/25/36 (g)	7,754	4,180
Class M5, 5.925% 8/25/36 (g)	5,550	2,585
Countrywide Alternative Loan Trust Series 2006-OC5N Class N, 7.25% 7/25/37 (c)	2,221	1,117
Countrywide Home Loans pass-thru certificates Series 2007-HY5 Class 3A1, 6.2335% 9/25/37 (g)	5,930	5,841
Countrywide Home Loans, Inc. sequential payer Series 2002-25 Class 2A1, 5.5% 11/27/17	2,430	2,424
Credit Suisse First Boston Adjustable Rate Mortgage Trust floater:
Series 2004-1 Class 9A2, 5.905% 1/25/34 (g)	591	590
Series 2004-2 Class 7A3, 5.905% 2/25/35 (g)	1,712	1,708
Series 2004-4 Class 5A2, 5.905% 3/25/35 (g)	554	550
Credit Suisse First Boston Mortgage Securities Corp.:
floater:
Series 2004-AR4 Class 5A2, 5.875% 5/25/34 (g)	294	294
Series 2004-AR5 Class 11A2, 5.875% 6/25/34 (g)	435	434
Series 2004-AR8 Class 8A2, 5.885% 9/25/34 (g)	317	317
Series 2007-AR7 Class 2A1, 4.6454% 11/25/34 (g)	3,943	3,873
Granite Master Issuer PLC floater:
Series 2005-2 Class C1, 6.01% 12/20/54 (g)	6,750	6,699
Series 2005-4 Class M2, 5.79% 12/20/54 (g)	5,000	4,980
Series 2006-1A Class C2, 6.11% 12/20/54 (c)(g)	4,400	4,357
Series 2006-2:
Class C1, 5.83% 12/20/54 (g)	11,475	10,823
Class M2, 5.59% 12/20/54 (g)	3,000	2,884
Series 2006-3:
Class C2, 5.86% 12/20/54 (g)	8,785	8,785
Class M1, 5.54% 12/20/54 (g)	9,190	9,190
Collateralized Mortgage Obligations - continued
	Principal Amount (000s)	Value (000s)
Private Sponsor - continued
Granite Master Issuer PLC floater: - continued
Series 2006-4:
Class B1, 5.45% 12/20/54 (g)	$ 11,180	$ 11,170
Class C1, 5.74% 12/20/54 (g)	6,835	6,828
Class M1, 5.53% 12/20/54 (g)	2,945	2,942
Granite Mortgages PLC floater:
Series 2003-1 Class 1C, 6.81% 1/20/43 (g)	4,025	4,040
Series 2003-3 Class 1C, 6.81% 1/20/44 (g)	3,650	3,662
GSR Mortgage Loan Trust:
Series 2006-AR2 Class 4A1, 5.8537% 4/25/36 (g)	21,272	21,004
Series 2007-AR2 Class 2A1, 4.8399% 4/25/35 (g)	4,225	4,140
Homestar Mortgage Acceptance Corp. floater Series 2004-5 Class A1, 5.955% 10/25/34 (g)	2,692	2,686
Impac CMB Trust floater:
Series 2004-6 Class 1A2, 5.895% 10/25/34 (g)	731	730
Series 2004-9:
Class M2, 6.155% 1/25/35 (g)	845	845
Class M3, 6.205% 1/25/35 (g)	626	626
Class M4, 6.555% 1/25/35 (g)	319	319
Series 2005-1:
Class M1, 5.78% 4/25/35 (g)	978	974
Class M2, 5.82% 4/25/35 (g)	1,708	1,699
Class M3, 5.85% 4/25/35 (g)	420	417
JPMorgan Mortgage Trust:
Series 2005-A8 Class 2A3, 4.951% 11/25/35 (g)	1,715	1,679
Series 2006-A2 Class 5A1, 3.7552% 11/25/33 (g)	20,896	20,596
Series 2006-A3 Class 6A1, 3.7702% 8/25/34 (g)	6,569	6,383
Series 2006-A4 Class 1A1, 5.8257% 6/25/36 (g)	1,296	1,286
Series 2007-A1:
Class 3A2, 5.0072% 7/25/35 (g)	17,119	16,856
Class 7A3, 5.3007% 7/25/35 (g)	26,760	26,359
Lehman Structured Securities Corp. floater Series 2005-1 Class A2, 5.895% 9/26/45 (c)(g)	1,814	1,811
Lehman XS Trust floater Series 2006-GP1 Class A1, 5.595% 5/25/46 (g)	5,708	5,681
MASTR Adjustable Rate Mortgages Trust floater Series 2005-1 Class 1A1, 5.59% 3/25/35 (g)	662	659
MASTR Alternative Loan Trust Series 2004-3 Class 3A1, 6% 4/25/34	1,013	1,002
MASTR Seasoned Securitization Trust Series 2004-1 Class 1A1, 6.2367% 8/25/17 (g)	3,223	3,257
Collateralized Mortgage Obligations - continued
	Principal Amount (000s)	Value (000s)
Private Sponsor - continued
Merrill Lynch Mortgage Investors Trust:
floater:
Series 2003-A Class 2A1, 5.895% 3/25/28 (g)	$ 2,804	$ 2,762
Series 2003-F Class A2, 5.6538% 10/25/28 (g)	3,166	3,159
Series 2004-B Class A2, 5.65% 6/25/29 (g)	2,052	2,044
Series 2004-C Class A2, 5.68% 7/25/29 (g)	2,566	2,562
Series 2004-D Class A2, 5.6738% 9/25/29 (g)	2,090	2,086
Series 2005-B Class A2, 5.61% 7/25/30 (g)	1,512	1,501
Series 2003-G Class XA1, 1% 1/25/29 (i)	14,390	22
Series 2003-H Class XA1, 1% 1/25/29 (i)	11,114	26
MortgageIT Trust floater Series 2004-2:
Class A1, 5.875% 12/25/34 (g)	2,734	2,719
Class A2, 5.955% 12/25/34 (g)	3,700	3,686
Opteum Mortgage Acceptance Corp. floater Series 2005-3 Class APT, 5.795% 7/25/35 (g)	5,639	5,613
Permanent Financing No. 5 PLC floater Series 2 Class A, 5.47% 6/10/11 (g)	4,701	4,701
Permanent Financing No. 9 PLC floater Series 9A:
Class 2C, 5.74% 6/10/42 (c)(g)	4,465	4,393
Class 3C, 5.86% 6/10/42 (c)(g)	3,845	3,667
Permanent Master Issuer PLC floater Series 2006-1 Class 2C, 5.76% 7/17/42 (g)	19,995	19,986
Residential Asset Mortgage Products, Inc.:
sequential payer Series 2003-SL1 Class A31, 7.125% 4/25/31	2,539	2,561
Series 2005-AR5 Class 1A1, 4.7821% 9/19/35 (g)	2,310	2,285
ResMAE Mortgage Loan Trust floater Series 2006-1 Class A2A, 5.605% 2/25/36 (c)(g)	3,381	3,361
Salomon Brothers Mortgage Securities VII, Inc. Series 2003-UP1 Class A, 3.45% 4/25/32 (c)	1,925	1,866
Sasco Net Interest Margin Trust Series 2006-BC1A Class A, 6.25% 3/27/36 (c)	1,477	221
SBA CMBS Trust Series 2005-1A:
Class D, 6.219% 11/15/35 (c)	5,280	5,294
Class E, 6.706% 11/15/35 (c)	1,410	1,292
Sequoia Mortgage Funding Trust Series 2003-A Class AX1, 0.8% 10/21/08 (c)(i)	14,470	9
Sequoia Mortgage Trust floater:
Series 2003-5 Class A2, 5.72% 9/20/33 (g)	1,139	1,139
Series 2004-3 Class A, 5.5706% 5/20/34 (g)	2,159	2,159
Series 2004-4 Class A, 5.6206% 5/20/34 (g)	1,909	1,908
Series 2004-5 Class A3, 5.6409% 6/20/34 (g)	1,997	1,992
Collateralized Mortgage Obligations - continued
	Principal Amount (000s)	Value (000s)
Private Sponsor - continued
Sequoia Mortgage Trust floater: - continued
Series 2004-6 Class A3A, 5.6975% 6/20/35 (g)	$ 1,341	$ 1,340
Series 2004-8 Class A2, 5.755% 9/20/34 (g)	1,976	1,973
Series 2005-1 Class A2, 5.6325% 2/20/35 (g)	1,848	1,824
Structured Adjustable Rate Mortgage Loan Trust floater Series 2005-10 Class A1, 5.705% 6/25/35 (g)	1,433	1,400
Wachovia Mortgage Loan Trust LLC Series 2005-B Class 2A4, 5.1708% 10/20/35 (g)	1,370	1,350
WaMu Mortgage pass-thru certificates:
floater Series 2006-AR7 Class C1B1, 5.565% 7/25/46 (g)	2,807	2,793
Series 2003-AR10 Class A7, 4.0575% 10/25/33 (g)	4,870	4,753
Series 2004-AR7 Class A6, 3.941% 7/25/34 (g)	1,715	1,658
WaMu Mortgage Securities Corp. pass-thru certificates sequential payer Series 2003-MS9 Class 2A1, 7.5% 12/25/33	714	734
Wells Fargo Mortgage Backed Securities Trust:
sequential payer Series 2006-AR13 Class A4, 5.7598% 9/25/36 (g)	7,250	7,266
Series 2003-14 Class 1A1, 4.75% 12/25/18	5,412	5,210
Series 2005-AR10 Class 2A2, 4.1097% 6/25/35 (g)	22,180	21,570
Series 2005-AR12 Class 2A6, 4.3186% 7/25/35 (g)	1,028	1,003
Series 2005-AR2 Class 2A2, 4.57% 3/25/35	16,109	15,757
Series 2005-AR3 Class 2A1, 4.187% 3/25/35 (g)	2,027	1,989
Series 2005-AR4 Class 2A2, 4.5234% 4/25/35 (g)	26,722	26,137
Series 2006-AR8 Class 2A6, 5.2401% 4/25/36 (g)	14,165	13,905
TOTAL PRIVATE SPONSOR		555,077
U.S. Government Agency - 4.7%
Fannie Mae planned amortization class:
Series 1993-187 Class L, 6.5% 7/25/23	4,519	4,594
Series 2006-53 Class WB, 6% 12/25/31	7,925	8,037
Series 2006-64 Class PA, 5.5% 2/25/30	33,783	33,915
Fannie Mae subordinate REMIC pass-thru certificates:
planned amortization class:
Series 2003-113 Class PJ, 3.5% 2/25/13	5,695	5,632
Series 2003-122 Class TU, 4% 5/25/16	7,337	7,263
Series 2005-67 Class HD, 5.5% 12/25/30	11,138	11,193
Series 2006-4 Class PB, 6% 9/25/35	19,624	19,872
Series 2006-49 Class CA, 6% 2/25/31	30,838	31,092
Series 2006-54 Class PE, 6% 2/25/33	9,558	9,652
Collateralized Mortgage Obligations - continued
	Principal Amount (000s)	Value (000s)
U.S. Government Agency - continued
Fannie Mae subordinate REMIC pass-thru certificates: - continued
sequential payer:
Series 2001-40 Class Z, 6% 8/25/31	$ 4,713	$ 4,778
Series 2002-56 Class MC, 5.5% 9/25/17	3,371	3,373
Series 2003-123 Class AB, 4% 10/25/16	9,120	8,871
Series 2003-76 Class BA, 4.5% 3/25/18	13,530	13,219
Series 2004-3 Class BA, 4% 7/25/17	546	528
Series 2004-45 Class AV, 4.5% 10/25/22	4,052	4,035
Series 2004-91 Class AH, 4.5% 5/25/29	4,858	4,745
Freddie Mac sequential payer:
Series 2114 Class ZM, 6% 1/15/29	2,162	2,195
Series 2508 Class UL, 5% 12/15/16	3,930	3,913
Freddie Mac Multi-class participation certificates guaranteed:
planned amortization class:
Series 2382 Class MB, 6% 11/15/16	7,263	7,388
Series 2394 Class KD, 6% 12/15/16	4,033	4,077
Series 2417 Class EH, 6% 2/15/17	2,398	2,440
Series 2489 Class PD, 6% 2/15/31	352	352
Series 2535 Class PC, 6% 9/15/32	7,006	7,107
Series 2617 Class TH, 4.5% 5/15/15	9,310	9,266
Series 2625 Class QX, 2.25% 3/15/22	358	356
Series 2640 Class QG, 2% 4/15/22	489	485
Series 2656 Class BW, 4.5% 4/15/28	9,330	9,246
Series 2690 Class PD, 5% 2/15/27	12,140	12,123
Series 2702 Class AB, 4.5% 7/15/27	22,260	22,041
Series 2755 Class LC, 4% 6/15/27	9,078	8,855
Series 2901 Class UM, 4.5% 1/15/30	19,063	18,726
Series 3018 Class UD, 5.5% 9/15/30	6,819	6,863
sequential payer:
Series 2523 Class JB, 5% 6/15/15	2,157	2,156
Series 2609 Class UJ, 6% 2/15/17	5,177	5,263
Series 2635 Class DG, 4.5% 1/15/18	15,289	14,958
Series 2780 Class A, 4% 12/15/14	13,303	12,976
Series 2786 Class GA, 4% 8/15/17	6,341	6,140
Series 2809 Class UA, 4% 12/15/14	2,373	2,351
Series 2970 Class YA, 5% 9/15/18	6,090	6,045
Collateralized Mortgage Obligations - continued
	Principal Amount (000s)	Value (000s)
U.S. Government Agency - continued
Freddie Mac Multi-class participation certificates guaranteed: - continued
sequential payer:
Series 3077 Class GA, 4.5% 8/15/19	$ 10,076	$ 9,882
Ginnie Mae guaranteed REMIC pass-thru securities planned amortization class Series 2002-5 Class PD, 6.5% 5/16/31	872	878
TOTAL U.S. GOVERNMENT AGENCY		346,881
TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (Cost $913,757)		901,958
Commercial Mortgage Securities - 8.2%

280 Park Avenue Trust floater Series 2001-280 Class X1, 0.9986% 2/3/11 (c)(g)(i)	82,608	2,476
Asset Securitization Corp. Series 1997-D5 Class PS1, 1.4448% 2/14/43 (g)(i)	39,330	1,430
Banc of America Commercial Mortgage, Inc. sequential payer Series 2007-3 Class A1, 5.659% 6/10/49 (g)	7,448	7,561
Banc of America Commercial Mortgage Trust:
sequential payer:
Series 2006-5 Class A1, 5.185% 7/10/11	3,452	3,432
Series 2007-2 Class A1, 5.421% 1/10/12	5,750	5,752
Series 2006-5 Class XP, 0.832% 9/10/47 (f)(i)	114,444	3,234
Series 2006-6 Class XP, 0.4311% 10/10/45 (g)(i)	182,073	3,766
Banc of America Commercial Mortgage, Inc.:
sequential payer Series 2005-1 Class A2, 4.64% 11/10/42	7,248	7,204
Series 2002-2 Class XP, 1.7784% 7/11/43 (c)(g)(i)	38,632	1,351
Series 2004-6 Class XP, 0.5362% 12/10/42 (g)(i)	49,326	808
Series 2005-4 Class XP, 0.1898% 7/10/45 (g)(i)	65,046	538
Banc of America Large Loan, Inc. floater Series 2003-BBA2 Class K, 8.2113% 11/15/15 (c)(g)	681	685
Bayview Commercial Asset Trust:
floater:
Series 2003-2 Class A, 6.085% 12/25/33 (c)(g)	6,658	6,560
Series 2004-1:
Class A, 5.865% 4/25/34 (c)(g)	3,235	3,233
Class B, 7.405% 4/25/34 (c)(g)	336	335
Class M1, 6.065% 4/25/34 (c)(g)	294	293
Class M2, 6.705% 4/25/34 (c)(g)	252	251
Commercial Mortgage Securities - continued
	Principal Amount (000s)	Value (000s)
Bayview Commercial Asset Trust: - continued
floater:
Series 2004-2:
Class A, 5.935% 8/25/34 (c)(g)	$ 3,127	$ 3,126
Class M1, 6.085% 8/25/34 (c)(g)	1,009	1,005
Series 2004-3:
Class A1, 5.875% 1/25/35 (c)(g)	3,709	3,705
Class A2, 5.925% 1/25/35 (c)(g)	522	521
Series 2005-4A:
Class A2, 5.895% 1/25/36 (c)(g)	5,544	5,527
Class B1, 6.905% 1/25/36 (c)(g)	420	407
Class M1, 5.955% 1/25/36 (c)(g)	1,764	1,740
Class M2, 5.975% 1/25/36 (c)(g)	588	579
Class M3, 6.005% 1/25/36 (c)(g)	756	745
Class M4, 6.115% 1/25/36 (c)(g)	420	409
Class M5, 6.155% 1/25/36 (c)(g)	420	408
Class M6, 6.205% 1/25/36 (c)(g)	420	406
Series 2006-1:
Class A2, 5.865% 4/25/36 (c)(g)	2,136	2,140
Class M1, 5.885% 4/25/36 (c)(g)	651	638
Class M2, 5.905% 4/25/36 (c)(g)	689	674
Class M3, 5.925% 4/25/36 (c)(g)	591	572
Class M4, 6.025% 4/25/36 (c)(g)	336	329
Class M5, 6.065% 4/25/36 (c)(g)	323	308
Class M6, 6.145% 4/25/36 (c)(g)	715	654
Series 2006-2A:
Class A2, 5.785% 7/25/36 (c)(g)	1,645	1,646
Class B1, 6.375% 7/25/36 (c)(g)	592	570
Class B3, 8.205% 7/25/36 (c)(g)	989	907
Class M1, 5.815% 7/25/36 (c)(g)	1,726	1,694
Class M2, 5.835% 7/25/36 (c)(g)	1,214	1,180
Class M3, 5.855% 7/25/36 (c)(g)	954	928
Class M4, 5.925% 7/25/36 (c)(g)	639	616
Class M5, 5.975% 7/25/36 (c)(g)	788	757
Class M6, 6.045% 7/25/36 (c)(g)	1,248	1,157
Series 2007-1:
Class A2, 5.775% 3/25/37 (c)(g)	2,677	2,648
Class B1, 6.175% 3/25/37 (c)(g)	856	787
Class B2, 6.655% 3/25/37 (c)(g)	616	557
Class B3, 8.855% 3/25/37 (c)(g)	1,769	1,623
Class M1, 5.775% 3/25/37 (c)(g)	720	697
Class M2, 5.795% 3/25/37 (c)(g)	541	522
Class M3, 5.825% 3/27/37 (c)(g)	480	464
Class M4, 5.875% 3/25/37 (c)(g)	362	343
Commercial Mortgage Securities - continued
	Principal Amount (000s)	Value (000s)
Bayview Commercial Asset Trust: - continued
floater:
Series 2007-1:
Class M5, 5.925% 3/25/37 (c)(g)	$ 602	$ 568
Class M6, 6.005% 3/25/37 (c)(g)	842	788
Series 2007-3:
Class B1, 6.455% 7/25/37 (c)(g)	616	606
Class B2, 7.105% 7/25/37 (c)(g)	1,605	1,581
Class B3, 9.505% 7/25/37 (c)(g)	819	807
Class M1, 5.815% 7/25/37 (c)(g)	528	525
Class M2, 5.845% 7/25/37 (c)(g)	567	564
Class M3, 5.875% 7/25/37 (c)(g)	931	924
Class M4, 6.005% 7/25/37 (c)(g)	1,459	1,446
Class M5, 6.105% 7/25/37 (c)(g)	732	725
Class M6, 6.305% 7/25/37 (c)(g)	558	552
Series 2007-4A:
Class A2, 5.88% 9/25/37 (c)(g)	4,973	4,973
Class B1, 8.055% 9/25/37 (c)(g)	751	751
Class B2, 8.955% 9/25/37 (c)(g)	2,825	2,825
Class M1, 6.28% 9/25/37 (c)(g)	696	696
Class M2, 6.555% 9/25/37 (c)(g)	696	696
Class M4, 7.105% 9/25/37 (c)(g)	1,850	1,850
Class M5, 7.255% 9/25/37 (c)(g)	1,850	1,850
Class M6, 7.455% 9/25/37 (c)(g)	1,850	1,850
Series 2004-1 Class IO, 1.25% 4/25/34 (c)(i)	35,650	1,629
Series 2006-2A Class IO, 0.8495% 7/25/36 (c)(i)	71,913	6,652
Bear Stearns Commercial Mortgage Securities Trust sequential payer Series 2006-PW12 Class A2, 5.688% 9/11/38	6,640	6,689
Bear Stearns Commercial Mortgage Securities, Inc.:
sequential payer Series 2004-ESA Class A3, 4.741% 5/14/16 (c)	2,375	2,368
Series 2002-TOP8 Class X2, 2.0558% 8/15/38 (c)(g)(i)	42,442	2,236
Series 2003-PWR2 Class X2, 0.519% 5/11/39 (c)(g)(i)	87,446	1,344
Series 2004-PWR6 Class X2, 0.6422% 11/11/41 (c)(g)(i)	29,833	728
Series 2005-PWR9 Class X2, 0.3895% 9/11/42 (c)(g)(i)	189,329	3,042
Series 2006-PW13 Class A1, 5.294% 9/11/41	12,723	12,694
Commercial Mortgage Securities - continued
	Principal Amount (000s)	Value (000s)
CDC Commercial Mortgage Trust Series 2002-FX1 Class XCL, 0.973% 5/15/35 (c)(g)(i)	$ 167,377	$ 8,337
Chase Commercial Mortgage Securities Corp. Series 2001-245 Class A1, 5.974% 2/12/16 (c)(g)	5,301	5,328
Citigroup Commercial Mortgage Trust:
sequential payer Series 2005-EMG Class A2, 4.2211% 9/20/51 (c)	3,715	3,631
Series 2004-C2 Class XP, 0.9326% 10/15/41 (c)(g)(i)	34,778	1,061
Citigroup/Deutsche Bank Commercial Mortgage Trust:
sequential payer Series 2006-CD2 Class A1, 5.302% 1/15/46	7,831	7,805
Series 2006-CD3 Class X3, 0.4514% 10/15/48 (g)(i)	337,880	7,449
Series 2007-CD4 Class A1, 4.977% 12/11/49	8,136	8,039
Cobalt CMBS Commercial Mortgage Trust sequential payer Series 2007-C2 Class A1, 5.064% 9/15/11 (g)	4,548	4,498
COMM:
floater Series 2002-FL7:
Class D, 6.1813% 11/15/14 (c)(g)	554	554
Class H, 7.8613% 11/15/14 (c)(g)	6,613	6,613
Series 2004-LBN2 Class X2, 0.9563% 3/10/39 (c)(g)(i)	14,036	313
Commercial Mortgage Acceptance Corp. Series 1998-C2 Class B, 6.0757% 9/15/30 (g)	12,880	12,916
Commercial Mortgage Asset Trust sequential payer Series 1999-C1 Class A3, 6.64% 1/17/32	2,462	2,497
Commercial Mortgage pass-thru certificates:
floater Series 2007-FL14 Class F, 6.1113% 6/15/22 (c)(g)	4,980	4,955
Series 2005-LP5 Class XP, 0.3685% 5/10/43 (g)(i)	65,088	729
Credit Suisse Commercial Mortgage Trust Series 2006-C5 Class ASP, 0.6708% 12/15/39 (g)(i)	259,230	8,454
Credit Suisse First Boston Mortgage Securities Corp.:
sequential payer Series 2004-C1 Class A2, 3.516% 1/15/37	11,145	10,940
Series 1998-C1 Class D, 7.17% 5/17/40	4,590	4,788
Series 1999-C1 Class E, 7.8864% 9/15/41 (g)	6,370	6,543
Series 2001-CK6 Class AX, 0.645% 9/15/18 (i)	116,700	3,048
Series 2002-CP5 Class A1, 4.106% 12/15/35	6,976	6,753
Series 2003-C3 Class ASP, 1.6394% 5/15/38 (c)(g)(i)	93,063	3,702
Series 2004-C1 Class ASP, 0.7916% 1/15/37 (c)(g)(i)	66,922	1,578
Series 2005-C1 Class ASP, 0.3668% 2/15/38 (c)(g)(i)	323,611	4,089
Series 2005-C2 Class ASP, 0.5659% 4/15/37 (c)(g)(i)	57,210	1,185
Commercial Mortgage Securities - continued
	Principal Amount (000s)	Value (000s)
DLJ Commercial Mortgage Corp. sequential payer Series 2000-CF1 Class A1B, 7.62% 6/10/33	$ 6,790	$ 7,104
First Union National Bank-Bank of America Commercial Mortgage Trust Series 2001-C1 Class D, 6.484% 3/15/33	6,920	7,004
First Union-Lehman Brothers Commercial Mortgage Trust sequential payer Series 1997-C2 Class A3, 6.65% 11/18/29	1,567	1,562
GE Capital Commercial Mortgage Corp.:
sequential payer Series 2004-C3 Class A2, 4.433% 7/10/39	8,525	8,383
Series 2001-1 Class X1, 0.4254% 5/15/33 (c)(g)(i)	74,820	2,230
GE Capital Mall Finance Corp. Series 1998-1A Class B2, 7.25% 9/13/28 (c)(g)	9,550	9,566
Global Signal Trust III Series 2006-1:
Class B, 5.588% 2/15/36	3,040	2,998
Class C, 5.707% 2/15/36	3,755	3,775
GMAC Commercial Mortgage Securities, Inc.:
sequential payer Series 2003-C2 Class A1, 4.576% 5/10/40	21,421	21,081
Series 2004-C3 Class X2, 0.6778% 12/10/41 (g)(i)	45,666	884
Series 2006-C1 Class XP, 0.156% 11/10/45 (g)(i)	92,338	717
Greenwich Capital Commercial Funding Corp.:
Series 2002-C1 Class SWDB, 5.857% 11/11/19 (c)	4,000	3,995
Series 2003-C2 Class XP, 1.0034% 1/5/36 (c)(g)(i)	94,859	2,101
Series 2005-GG3 Class XP, 0.7862% 8/10/42 (c)(g)(i)	207,567	4,856
GS Mortgage Securities Corp. II:
floater Series 2007-EOP:
Class C, 5.65% 3/1/20 (c)(g)	3,810	3,734
Class D, 5.7% 3/1/20 (c)(g)	1,140	1,117
Class E, 5.77% 3/1/20 (c)(g)	1,905	1,867
Class F, 5.81% 3/1/20 (c)(g)	950	931
Class G, 5.85% 3/1/20 (c)(g)	470	461
Class H, 5.98% 3/1/20 (c)(g)	785	765
Class J:
6.18% 3/1/20 (c)(g)	1,125	1,097
6.38% 3/1/20 (c)(g)	785	765
sequential payer Series 2003-C1 Class A2A, 3.59% 1/10/40	8,554	8,483
GS Mortgage Securities Trust Series 2007-GG10 Class A1, 5.69% 8/10/45	4,846	4,874
Commercial Mortgage Securities - continued
	Principal Amount (000s)	Value (000s)
Hilton Hotel Pool Trust:
floater Series 2000-HLTA Class A2, 5.72% 10/3/15 (c)(g)	$ 6,245	$ 6,261
sequential payer Series 2000-HLTA Class A1, 7.055% 10/3/15 (c)	1,964	1,995
Series 2000-HLTA Class D, 7.555% 10/3/15 (c)	4,870	5,176
Host Marriott Pool Trust sequential payer Series 1999-HMTA:
Class A, 6.98% 8/3/15 (c)	1,054	1,073
Class B, 7.3% 8/3/15 (c)	1,980	2,056
JPMorgan Chase Commercial Mortgage Securities Corp.:
sequential payer:
Series 2001-C1 Class A2, 5.464% 10/12/35	5,261	5,251
Series 2006-LDP9 Class A1, 5.17% 5/15/47 (g)	6,726	6,681
Series 2002-C3 Class X2, 1.166% 7/12/35 (c)(g)(i)	32,167	685
Series 2003-CB7 Class X2, 0.7548% 1/12/38 (c)(g)(i)	15,555	297
Series 2003-LN1 Class X2, 0.6608% 10/15/37 (c)(g)(i)	112,535	1,772
Series 2004-C1 Class X2, 0.9771% 1/15/38 (c)(g)(i)	17,271	448
Series 2004-CB8 Class X2, 1.1078% 1/12/39 (c)(g)(i)	21,597	645
LB Commercial Conduit Mortgage Trust sequential payer:
Series 1998-C4 Class A1B, 6.21% 10/15/35	9,393	9,420
Series 1999-C1 Class A2, 6.78% 6/15/31	9,795	9,931
LB-UBS Commercial Mortgage Trust:
sequential payer:
Series 2003-C3 Class A2, 3.086% 5/15/27	7,510	7,382
Series 2006-C6 Class A1, 5.23% 9/15/39	4,196	4,182
Series 2006-C7 Class A1, 5.279% 11/15/38	1,991	1,988
Series 2007-C1 Class A1, 5.391% 2/15/40 (g)	2,907	2,906
Series 2002-C4 Class XCP, 1.3937% 10/15/35 (c)(g)(i)	66,559	1,702
Series 2002-C7 Class XCP, 0.8884% 1/15/36 (c)(g)(i)	48,955	964
Series 2003-C1 Class XCP, 1.2963% 12/15/36 (c)(g)(i)	27,710	649
Series 2004-C2 Class XCP, 1.1169% 3/1/36 (c)(g)(i)	48,232	1,253
Series 2004-C6 Class XCP, 0.6863% 8/15/36 (c)(g)(i)	56,225	1,016
Series 2006-C1 Class XCP, 0.35% 2/15/41 (g)(i)	251,893	3,870
Series 2006-C6 Class XCP, 0.6468% 9/15/39 (g)(i)	152,060	4,621
Series 2007-C1 Class XCP, 0.4593% 2/15/40 (g)(i)	59,120	1,518
Commercial Mortgage Securities - continued
	Principal Amount (000s)	Value (000s)
LB-UBS Commercial Mortgage Trust: - continued
Series 2007-C2:
Class A1, 5.226% 2/15/40	$ 2,464	$ 2,454
Class XCP, 0.5106% 2/17/40 (g)(i)	268,394	7,646
LB-UBS Westfield Trust Series 2001-WM, 6.754% 7/14/16 (c)	5,530	5,736
Lehman Brothers Floating Rate Commercial Mortgage Trust floater Series 2003-LLFA:
Class J, 7.6688% 12/16/14 (c)(g)	5,585	5,580
Class K1, 8.1688% 12/16/14 (c)(g)	2,850	2,791
Merrill Lynch Mortgage Trust:
sequential payer Series 2007-C1 Class A1, 4.533% 7/12/40	11,000	10,860
Series 2002-MW1 Class XP, 1.5117% 7/12/34 (c)(g)(i)	20,714	565
Series 2005-GGP1 Class H, 4.374% 11/15/10	5,475	5,430
Series 2005-MCP1 Class XP, 0.5643% 6/12/43 (g)(i)	55,406	1,330
Series 2005-MKB2 Class XP, 0.2721% 9/12/42 (g)(i)	27,473	273
Merrill Lynch/Countrywide Commercial Mortgage Trust Series 2006-4 Class XP, 0.6718% 12/12/49 (g)(i)	118,315	3,799
ML-CFC Commercial Mortgage Trust Series 2007-6 Class A1, 5.175% 3/12/51	3,087	3,066
Morgan Stanley Capital I Trust:
sequential payer:
Series 2006-HQ8 Class A1, 5.124% 3/12/44	2,035	2,023
Series 2006-T23 Class A1, 5.682% 8/12/41	3,174	3,197
Series 2007-HQ11 Class A1, 5.246% 2/20/44 (g)	4,781	4,758
Series 2007-IQ13 Class A1, 5.05% 3/15/44	4,628	4,574
Series 2007-IQ14 Class A1, 5.38% 4/15/49	9,904	9,876
Series 2007-HQ12 Series A1, 5.519% 4/12/49 (g)	5,424	5,419
Morgan Stanley Capital I, Inc.:
sequential payer Series 2003-IQ5:
Class A2, 4.09% 4/15/38	1,891	1,875
Class X2, 0.906% 4/15/38 (c)(g)(i)	36,502	894
Series 2003-IQ6 Class X2, 0.5905% 12/15/41 (c)(g)(i)	65,878	1,309
Series 2005-HQ5 Class X2, 0.3258% 1/14/42 (g)(i)	60,145	620
Series 2005-IQ9 Class X2, 1.0449% 7/15/56 (c)(g)(i)	57,041	2,054
Series 2005-TOP17 Class X2, 0.6008% 12/13/41 (g)(i)	39,883	984
Morgan Stanley Dean Witter Capital I Trust:
Series 2003-HQ2 Class X2, 1.353% 3/12/35 (c)(g)(i)	56,001	2,229
Commercial Mortgage Securities - continued
	Principal Amount (000s)	Value (000s)
Morgan Stanley Dean Witter Capital I Trust: - continued
Series 2003-TOP9 Class X2, 1.4623% 11/13/36 (c)(g)(i)	$ 39,613	$ 1,532
NationsLink Funding Corp. Series 1999-1 Class C, 6.571% 1/20/31	4,150	4,189
STRIPS III Ltd./STRIPS III Corp. floater Series 2004-1A Class A, 5.98% 3/24/18 (c)(g)	3,622	3,616
TrizecHahn Office Properties Trust Series 2001-TZHA:
Class C3, 6.522% 3/15/13 (c)	2,154	2,150
Class E3, 7.253% 3/15/13 (c)	4,447	4,426
Wachovia Bank Commercial Mortgage Trust:
sequential payer:
Series 2003-C7 Class A1, 4.241% 10/15/35 (c)	8,835	8,618
Series 2007-C30 Class A1, 5.031% 12/15/43	4,575	4,529
Series 2007-C31 Class A1, 5.14% 4/15/47	3,881	3,847
Series 2004-C14 Class PP, 5.14% 8/15/41 (c)(g)	6,075	5,584
Series 2006-C23 Class X, 0.0825% 1/15/45 (c)(g)(i)	1,173,187	7,081
Series 2006-C24 Class XP, 0.0767% 3/15/45 (c)(g)(i)	196,511	1,215
Series 2007-C30 Class XP, 0.4376% 12/15/43 (c)(g)(i)	285,095	6,801
TOTAL COMMERCIAL MORTGAGE SECURITIES (Cost $613,625)		604,684
Foreign Government and Government Agency Obligations - 0.2%

United Mexican States 4.625% 10/8/08 (Cost $11,648)	11,755	11,655
Fixed-Income Funds - 11.4%
	Shares
Fidelity 1-3 Year Duration Securitized Bond Central Fund (h)	901,370	86,027
Fidelity Corporate Bond 1-5 Year Central Fund (h)	1,143,296	113,209
Fidelity Ultra-Short Central Fund (h)	6,739,856	637,253
TOTAL FIXED-INCOME FUNDS (Cost $875,237)		836,489
Preferred Securities - 0.1%
	Principal Amount (000s)	Value (000s)
FINANCIALS - 0.1%
Commercial Banks - 0.1%
National Westminster Bank PLC 7.75% (g)	$ 5,509	$ 5,684
TOTAL PREFERRED SECURITIES (Cost $5,729)		5,684
Cash Equivalents - 18.3%
	Maturity Amount (000s)
Investments in repurchase agreements in a joint trading account at:
5.37%, dated 8/31/07 due 9/4/07 (Collateralized by U.S. Government Obligations) #	$ 186,525	186,414
5.4%, dated 8/31/07 due 9/4/07 (Collateralized by U.S. Government Obligations) # (a)	1,154,994	1,154,301
TOTAL CASH EQUIVALENTS (Cost $1,340,715)		1,340,715
TOTAL INVESTMENT PORTFOLIO - 118.7% (Cost $8,846,169)		8,713,721
NET OTHER ASSETS - (18.7)%		(1,372,451)
NET ASSETS - 100%		$ 7,341,270
Futures Contracts
	Expiration Date	Underlying Face Amount at Value (000s)	Unrealized Appreciation/ (Depreciation) (000s)
Purchased
Eurodollar Contracts
780 Eurodollar 90 Day Index Contracts	Sept. 2007	$ 769,260	$ (1,033)
780 Eurodollar 90 Day Index Contracts	Dec. 2007	770,377	435
780 Eurodollar 90 Day Index Contracts	March 2008	770,952	967
780 Eurodollar 90 Day Index Contracts	June 2008	771,118	421
780 Eurodollar 90 Day Index Contracts	Sept. 2008	771,108	415
780 Eurodollar 90 Day Index Contracts	Dec. 2008	771,030	258
TOTAL EURODOLLAR CONTRACTS			1,463
Futures Contracts - continued
	Expiration Date	Underlying Face Amount at Value (000s)	Unrealized Appreciation/ (Depreciation) (000s)
Sold
Eurodollar Contracts
101 Eurodollar 90 Day Index Contracts	March 2009	$ 99,825	$ (55)
76 Eurodollar 90 Day Index Contracts	June 2009	75,105	(124)
74 Eurodollar 90 Day Index Contracts	Sept. 2009	73,121	(118)
73 Eurodollar 90 Day Index Contracts	Dec. 2009	72,122	(113)
72 Eurodollar 90 Day Index Contracts	March 2010	71,127	(106)
72 Eurodollar 90 Day Index Contracts	June 2010	71,118	(101)
70 Eurodollar 90 Day Index Contracts	Sept. 2010	69,134	(95)
69 Eurodollar 90 Day Index Contracts	Dec. 2010	68,135	(89)
22 Eurodollar 90 Day Index Contracts	March 2011	21,722	(26)
TOTAL EURODOLLAR CONTRACTS			(827)
			$ 636
Swap Agreements
		Notional Amount (000s)	Value (000s)
Credit Default Swaps

Receive monthly notional amount multiplied by 3.35% and pay Morgan Stanley, Inc. upon credit event of Morgan Stanley ABS Capital I, Inc., par value of the notional amount of Morgan Stanley ABS Capital I, Inc. Series 2004-HE8 Class B3, 7.3913% 9/25/34

	Oct. 2034	$ 1,462	$ (257)
Swap Agreements - continued
	Expiration Date	Notional Amount (000s)	Value (000s)
Credit Default Swaps - continued

Receive monthly notional amount multiplied by 3.05% and pay Merrill Lynch upon credit event of Morgan Stanley ABS Capital I, Inc., par value of the notional amount of Morgan Stanley ABS Capital I, Inc. Series 2004-NC8, Class B3, 7.2913% 9/25/34

	Oct. 2034	$ 1,600	$ (354)
Receive monthly notional amount multiplied by 3.3% and pay to Morgan Stanley, Inc. upon credit event of Ameriquest Mortgage Securities, Inc., par value of the notional amount of Ameriquest Mortgage Securities, Inc. Series 2004-R11, Class M9, 6.88% 11/25/34	Dec. 2034	1,645	(448)
Receive monthly notional amount multiplied by 3.35% and pay Morgan Stanley, Inc. upon credit event of Morgan Stanley ABS Capital I, Inc., par value of the notional amount of Morgan Stanley ABS Capital I, Inc. Series 2004-HE7, Class B3, 9.01% 8/25/34	Sept. 2034	1,462	(362)
Receive monthly notional amount multiplied by 3.35% and pay Morgan Stanley, Inc. upon credit event of Morgan Stanley ABS Capital I, Inc., par value of the notional amount of Morgan Stanley ABS Capital I, Inc. Series 2004-NC7, Class B3, 7.6913% 7/25/34	August 2034	1,462	(226)
Receive monthly notional amount multiplied by .42% and pay Bank of America upon credit event of Bear Stearns Asset Backed Securities, par value of the notional amount of Bear Stearns Asset Backed Securities Series 2005-HE2 Class M3, 6.175% 2/25/35	March 2035	5,600	(1,557)
Receive monthly notional amount multiplied by .42% and pay Bank of America upon credit event of Fremont Home Loan Trust, par value of the notional amount of Fremont Home Loan Trust Series 2005-B Class M7, 6.055% 4/25/35	May 2035	5,600	(1,850)
Swap Agreements - continued
	Expiration Date	Notional Amount (000s)	Value (000s)
Credit Default Swaps - continued

Receive monthly notional amount multiplied by .56% and pay Bank of America upon credit event of Ameriquest Mortgage Securities, Inc., par value of the notional amount of Ameriquest Mortgage Securities, Inc. Series 2004-R11 Class M6, 6.785% 11/25/34

	Dec. 2034	$ 7,000	$ (1,016)
Receive monthly notional amount multiplied by .8% and pay Deutsche Bank upon credit event of Park Place Securities, Inc., par value of the notional amount of Park Place Securities, Inc. Series 2005-WCH1 Class M6, 6.365% 1/25/35	Feb. 2035	2,400	(494)
Receive monthly notional amount multiplied by .82% and pay UBS upon credit event of Morgan Stanley ABS Capital I, Inc., par value of the notional amount of Morgan Stanley ABS Capital I, Inc. Series 2004-NC6 Class M3, 5.6413% 7/25/34	August 2034	1,462	(162)
Receive monthly notional amount multiplied by .85% and pay Deutsche Bank upon credit event of Park Place Securities, Inc., par value of the notional amount of Park Place Securities, Inc. Series 2005-WHQ2 Class M6, 6.105% 5/25/35	June 2035	2,400	(735)
Receive monthly notional amount multiplied by .85% and pay UBS upon credit event of Ameriquest Mortgage Securities, Inc., par value of the notional amount of Ameriquest Mortgage Securities, Inc. Series 2004-R9 Class M5, 5.5913% 10/25/34	Nov. 2034	1,462	(244)
Receive monthly notional amount multiplied by .85% and pay UBS upon credit event of Morgan Stanley ABS Capital I, Inc., par value of the notional amount of Morgan Stanley ABS Capital I, Inc. Series 2004-NC8 Class M6, 5.4413% 9/25/34	Oct. 2034	1,462	(207)
Swap Agreements - continued
	Expiration Date	Notional Amount (000s)	Value (000s)
Credit Default Swaps - continued

Receive monthly notional amount multiplied by 1.6% and pay Morgan Stanley, Inc. upon credit event of Park Place Securities, Inc., par value of the notional amount of Park Place Securities, Inc. Series 2005-WHQ2 Class M7, 5.4413% 5/25/35

	June 2035	$ 1,330	$ (412)
Receive monthly notional amount multiplied by 1.66% and pay Morgan Stanley, Inc. upon credit event of Park Place Securities, Inc., par value of the notional amount of Park Place Securities, Inc. Series 2005-WHQ2 Class M7, 5.4413% 5/25/35	June 2035	1,462	(451)
Receive monthly notional amount multiplied by 1.85% and pay Citibank upon credit event of Carrington Mortgage Loan Trust, par value of the notional amount of Carrington Mortgage Loan Trust Series 2006-NC2 Class M9, 7.02% 6/25/36	July 2036	4,500	(2,291)
Receive monthly notional amount multiplied by 1.9% and pay Morgan Stanley, Inc., upon credit event of Morgan Stanley ABS Capital I, Inc., par value of the notional amount of Morgan Stanley ABS Capital I, Inc. Series 2006-HE3 Class B3, 7.2225% 4/25/36	May 2036	3,400	(2,798)
Receive monthly notional amount multiplied by 2% and pay Goldman Sachs upon credit event of Long Beach Mortgage Loan Trust, par value of the notional amount of Long Beach Mortgage Loan Trust Series 2006-7 Class M9, 7.14% 8/25/36	Sept. 2036	4,100	(3,209)
Receive monthly notional amount multiplied by 2.54% and pay Merrill Lynch upon credit event of Countrywide Home Loans, Inc., par value of the notional amount of Countrywide Home Loans, Inc. Series 2003-BC1 Class B1, 7.6913% 3/25/32	April 2032	129	(4)
Swap Agreements - continued
	Expiration Date	Notional Amount (000s)	Value (000s)
Credit Default Swaps - continued

Receive monthly notional amount multiplied by 2.61% and pay Goldman Sachs upon credit event of Fremont Home Loan Trust, par value of the notional amount of Fremont Home Loan Trust Series 2004-1 Class M9, 7.3913% 2/25/34

	March 2034	$ 414	$ (59)
Receive monthly notional amount multiplied by 2.61% and pay Goldman Sachs upon credit event of Fremont Home Loan Trust, par value of the notional amount of Fremont Home Loan Trust Series 2004-A Class B3, 7.0413% 1/25/34	Feb. 2034	192	(156)
Receive monthly notional amount multiplied by 2.79% and pay Merrill Lynch, Inc. upon credit event of New Century Home Equity Loan Trust, par value of the notional amount of New Century Home Equity Loan Trust Series 2004-4 Class M9, 7.0788% 2/25/35	March 2035	2,496	(542)
Receive monthly notional amount multiplied by 3.5% and pay Goldman Sachs upon credit event of Merrill Lynch Mortgage Investors, Inc., par value of the notional amount of Merrill Lynch Mortgage Investors, Inc. Series 2006 HE5, Class B3, 7.32% 8/25/37	Sept. 2037	12,500	(8,682)
Receive monthly notional amount multiplied by 3.6% and pay Goldman Sachs upon credit event of Nomura Home Equity Loan, Inc., par value of the notional amount of Nomura Home Equity Loan, Inc. Series 2006-HE3 Class M9, 7.17% 7/25/36	August 2036	12,500	(7,857)
Receive monthly notional amount multiplied by 3.7% and pay Goldman Sachs upon credit event of Long Beach Mortgage Loan Trust, par value of the notional amount of Long Beach Mortgage Loan Trust Series 2006-6 Class M9, 7.25% 7/25/36	August 2036	12,500	(9,672)
Swap Agreements - continued
	Expiration Date	Notional Amount (000s)	Value (000s)
Credit Default Swaps - continued

Receive monthly notional amount multiplied by 3.8% and pay Goldman Sachs upon credit event of Long Beach Mortgage Loan Trust, par value of the notional amount of Long Beach Mortgage Loan Trust 2006-8 Class M9, 7.17% 9/25/36

	Oct. 2036	$ 12,500	$ (8,325)
Receive monthly notional amount multiplied by 5% and pay Deutsche Bank upon credit event of MASTR Asset Backed Securities Trust, par value of the notional amount of MASTR Asset Backed Securities Trust Series 2003-NC1 Class M6, 8.1913% 4/25/33	May 2033	1,462	(422)
Receive quarterly notional amount multiplied by .41% and pay Merrill Lynch, Inc. upon credit event of Talisman Energy, Inc., par value of the notional amount of Talisman Energy, Inc. 7.25% 10/15/27	March 2009	4,600	20
Receive quarterly notional amount multiplied by .48% and pay Goldman Sachs upon credit event of TXU Energy Co. LLC, par value of the notional amount of TXU Energy Co. LLC 7% 3/15/13	Sept. 2008	10,264	(88)
Receive quarterly notional amount multiplied by .5% and pay Deutsche Bank upon credit event of Fannie Mae, par value of the notional amount of Fannie Mae 5.25% 8/1/12	Sept. 2012	5,500	7
Receive quarterly notional amount multiplied by .54% and pay to Morgan Stanley, Inc. upon credit event of Fannie Mae, par value of the notional amount of Fannie Mae 5.25% 8/1/12	Sept. 2012	5,450	17
Receive quarterly notional amount multiplied by .55% and pay Deutsche Bank upon credit event of MBIA, Inc., par value of the notional amount of MBIA, Inc. 6.625% 10/1/28	Sept. 2010	6,600	(178)
Receive quarterly notional amount multiplied by .58% and pay Deutsche Bank upon credit event of MBIA, Inc., par value of the notional amount of MBIA, Inc. 6.625% 10/1/28	Sept. 2010	1,600	(42)
Swap Agreements - continued
	Expiration Date	Notional Amount (000s)	Value (000s)
Credit Default Swaps - continued
Receive quarterly notional amount multiplied by .59% and pay Bank of America upon credit event of MBIA, Inc., par value of the notional amount of MBIA, Inc. 6.625% 10/1/28	Sept. 2010	$ 1,600	$ (41)
Receive quarterly notional amount multiplied by .59% and pay Merrill Lynch, Inc. upon credit event of MBIA, Inc., par value of the notional amount of MBIA, Inc. 6.625% 10/1/28	Sept. 2010	3,300	(85)
Receive quarterly notional amount multiplied by .78% and pay Goldman Sachs upon credit event of TXU Energy Co. LLC, par value of the notional amount of TXU Energy Co. LLC 7% 3/15/13	Dec. 2008	10,000	(90)
TOTAL CREDIT DEFAULT SWAPS		153,416	(53,272)
Total Return Swaps
Receive monthly notional amount multiplied by the nominal spread appreciation of the Lehman Brothers CMBS U.S. Aggregate Index adjusted by a modified duration factor and pay monthly notional amount multiplied by the nominal spread appreciation of the Lehman Brothers CMBS U.S. Aggregate Index adjusted by a modified duration factor with Lehman Brothers, Inc.	Dec. 2007	28,650	(179)
Receive monthly notional amount multiplied by the nominal spread appreciation of the Lehman Brothers CMBS U.S. Aggregate Index adjusted by a modified duration factor plus 15 basis points and pay monthly notional amount multiplied by the nominal spread appreciation of the Lehman Brothers CMBS U.S. Aggregate Index adjusted by a modified duration factor with Lehman Brothers, Inc.	May 2008	35,840	(219)
Swap Agreements - continued
	Expiration Date	Notional Amount (000s)	Value (000s)
Total Return Swaps - continued
Receive monthly a return equal to Lehman Brothers CMBS U.S. Aggregate Index and pay monthly a floating rate based on 1-month LIBOR minus 20 basis points with Lehman Brothers, Inc.	April 2008	$ 71,800	$ 614
Receive monthly a return equal to Lehman Brothers U.S. ABS AA Floating Home Equities Index and pay monthly a floating rate based on 1-month LIBOR minus 15 basis points with Lehman Brothers, Inc.	Oct. 2007	72,000	(7,891)
TOTAL TOTAL RETURN SWAPS		208,290	(7,675)
		$ 361,706	$ (60,947)
Legend
(a) Includes investment made with cash collateral received from securities on loan.
(b) Security or a portion of the security is on loan at period end.

(c) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $675,469,000 or 9.2% of net assets.

(d) Security or a portion of the security purchased on a delayed delivery or when-issued basis.
(e) Security or a portion of the security was pledged to cover margin requirements for futures contracts. At the period end, the value of securities pledged amounted to $3,614,000.
(f) Security or a portion of the security has been segregated as collateral for open swap agreements. At the period end, the value of securities pledged amounted to $44,100,000.
(g) The coupon rate shown on floating or adjustable rate securities represents the rate at period end.

(h) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. A complete schedule of portfolio holdings for each Fidelity Central Fund is filed with the SEC for the first and third quarters of each fiscal year on Form N-Q and is available upon request or at the SEC's web site at www.sec.gov. A holdings listing for the Fund, which presents direct holdings as well as the pro rata share of securities and other investments held indirectly through its investment in underlying non-money market Fidelity Central Funds, is available at fidelity.com. In addition, each Fidelity Central Fund's financial statements, which are not covered by the Fund's Report of Independent Registered Public Accounting Firm, are available on the SEC's web site or upon request.

(i) Security represents right to receive monthly interest payments on an underlying pool of mortgages or assets. Principal shown is the outstanding par amount of the pool held as of the end of the period.

(j) Restricted securities - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues). At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $10,271,000 or 0.1% of net assets.

Additional information on each holding is as follows:
Security	Acquisition Date	Acquisition Cost (000s)
Iberbond 2004 PLC 4.826% 12/24/17	11/30/05	$ 10,182
# Additional Information on each counterparty to the repurchase agreement is as follows:
Repurchase Agreement / Counterparty	Value (Amounts in thousands)
$186,414,000 due 9/04/07 at 5.37%
BNP Paribas Securities Corp.	$ 4,307
Banc of America Securities LLC	66,010
Bank of America, NA	29,669
Bear Stearns & Co., Inc.	3,709
Citigroup Global Markets, Inc.	11,697
Credit Suisse Securities (USA) LLC	7,417
Greenwich Capital Markets, Inc.	3,709
HSBC Securities (USA), Inc.	7,417
ING Financial Markets LLC	14,835
Societe Generale, New York Branch	22,253
UBS Securities LLC	7,232
WestLB AG	8,159
$ 186,414

$1,154,301,000 due 9/04/07 at 5.40%
Barclays Capital, Inc.	$ 739,732
Citigroup Global Markets, Inc.	97,541
Countrywide Securities Corp.	317,028
$ 1,154,301
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned (Amounts in thousands)
Fidelity 1-3 Year Duration Securitized Bond Central Fund	$ 4,093
Fidelity Corporate Bond 1-5 Year Central Fund	5,765
Fidelity Ultra-Short Central Fund	34,998
Total	$ 44,856
Additional information regarding the Fund's fiscal year to date purchases and sales, including the ownership percentage, of the non Money Market Central Funds is as follows:
Fund (Amounts in thousands)	Value, beginning of period	Purchases	Sales Proceeds	Value, end of period	% ownership, end of period
Fidelity 1-3 Year Duration Securitized Bond Central Fund	$ -	$ 90,126*	$ -	$ 86,027	3.1%
Fidelity Corporate Bond 1-5 Year Central Fund	-	135,366*	20,858	113,209	12.2%
Fidelity Ultra-Short Central Fund	360,208	309,996	-	637,253	5.1%
Total	$ 360,208	$ 535,488	$ 20,858	$ 836,489
* Includes the value of shares received through in-kind contributions. See Note 6 of the Notes to Financial Statements.
Income Tax Information

At August 31, 2007, the fund had a capital loss carryforward of approximately $44,294,000 of which $4,866,000, $22,435,000, $14,472,000 and $2,521,000 will expire on August 31, 2008, 2013, 2014 and 2015, respectively.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Statements

Statement of Assets and Liabilities

Amounts in thousands (except per-share amount)	August 31, 2007
Assets
Investment in securities, at value (including securities loaned of $1,121,204 and repurchase agreements of $1,340,715) - See accompanying schedule: Unaffiliated issuers (cost $7,970,932)	$ 7,877,232
Fidelity Central Funds (cost $875,237)	836,489
Total Investments (cost $8,846,169)		$ 8,713,721
Cash		164
Receivable for investments sold		4,220
Receivable for swap agreements		240
Receivable for fund shares sold		10,126
Interest receivable		53,445
Distributions receivable from Fidelity Central Funds		4,170
Other receivables		85
Total assets		8,786,171
Liabilities
Payable for investments purchased Regular delivery	$ 10,607
Delayed delivery	204,978
Payable for fund shares redeemed	8,394
Distributions payable	1,853
Swap agreements, at value	60,947
Accrued management fee	1,940
Payable for daily variation on futures contracts	782
Other affiliated payables	832
Other payables and accrued expenses	267
Collateral on securities loaned, at value	1,154,301
Total liabilities		1,444,901
Net Assets		$ 7,341,270
Net Assets consist of:
Paid in capital		$ 7,581,403
Distributions in excess of net investment income		(1,033)
Accumulated undistributed net realized gain (loss) on investments		(46,341)
Net unrealized appreciation (depreciation) on investments		(192,759)
Net Assets, for 847,950 shares outstanding		$ 7,341,270
Net Asset Value, offering price and redemption price per share ($7,341,270 ÷ 847,950 shares)		$ 8.66

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Statements - continued

Statement of Operations

Amounts in thousands	Year ended August 31, 2007

Investment Income
Dividends		$ 731
Interest		326,685
Income from Fidelity Central Funds		44,856
Total income		372,272
Expenses
Management fee	$ 22,664
Transfer agent fees	7,139
Fund wide operations fee	2,308
Independent trustees' compensation	23
Miscellaneous	17
Total expenses before reductions	32,151
Expense reductions	(353)	31,798
Net investment income		340,474
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	(12,546)
Fidelity Central Funds	(151)
Futures contracts	(6,388)
Swap agreements	(4,488)
Capital gain distributions from Fidelity Central Funds	91
Total net realized gain (loss)		(23,482)
Change in net unrealized appreciation (depreciation) on: Investment securities:
Unaffiliated issuers	(58,662)
Fidelity Central Funds	(38,200)
Futures contracts	5,175
Swap agreements	(61,299)
Total change in net unrealized appreciation (depreciation)		(152,986)
Net gain (loss)		(176,468)
Net increase (decrease) in net assets resulting from operations		$ 164,006

See accompanying notes which are an integral part of the financial statements.

Annual Report

Statement of Changes in Net Assets

Amounts in thousands	Year ended August 31, 2007	Four months ended August 31, 2006*	Year ended April 30, 2006
Increase (Decrease) in Net Assets
Operations
Net investment income	$ 340,474	$ 92,212	$ 201,375
Net realized gain (loss)	(23,482)	(9,560)	(8,653)
Change in net unrealized appreciation (depreciation)	(152,986)	33,425	(56,735)
Net increase (decrease) in net assets resulting from operations	164,006	116,077	135,987
Distributions to shareholders from net investment income	(333,834)	(90,346)	(197,708)
Share transactions Proceeds from sales of shares	2,425,777	811,714	2,324,813
Reinvestment of distributions	312,037	83,646	179,567
Cost of shares redeemed	(1,571,797)	(441,411)	(1,456,102)
Net increase (decrease) in net assets resulting from share transactions	1,166,017	453,949	1,048,278
Total increase (decrease) in net assets	996,189	479,680	986,557
Net Assets
Beginning of period	6,345,081	5,865,401	4,878,844
End of period (including distributions in excess of net investment income of $1,033, undistributed net investment income of $8,972 and $6,980, respectively)	$ 7,341,270	$ 6,345,081	$ 5,865,401
Other Information Shares
Sold	274,293	92,079	262,268
Issued in reinvestment of distributions	35,324	9,485	20,246
Redeemed	(178,195)	(50,105)	(164,124)
Net increase (decrease)	131,422	51,459	118,390
* The Fund changed its fiscal year end from April 30 to August 31, effective August 31, 2006.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Highlights

Years ended August 31,	2007	2006 G	2006 J	2005 J	2004 J	2003 J
Selected Per-Share Data
Net asset value, beginning of period	$ 8.86	$ 8.82	$ 8.92	$ 8.99	$ 9.04	$ 8.78
Income from Investment Operations
Net investment income D	.421	.133	.344	.243	.236	.346
Net realized and unrealized gain (loss)	(.208)	.037	(.107)	(.067)	(.057)	.277
Total from investment operations	.213	.170	.237	.176	.179	.623
Distributions from net investment income	(.413)	(.130)	(.337)	(.246)	(.229)	(.363)
Net asset value, end of period	$ 8.66	$ 8.86	$ 8.82	$ 8.92	$ 8.99	$ 9.04
Total Return B, C	2.41%	1.95%	2.70%	1.98%	1.99%	7.23%
Ratios to Average Net Assets E, H
Expenses before reductions	.45%	.45% A	.46%	.56%	.57%	.57%
Expenses net of fee waivers, if any	.45%	.45% A	.46%	.56%	.57%	.57%
Expenses net of all reductions	.45%	.44% A	.46%	.56%	.57%	.57%
Net investment income	4.77%	4.48% A	3.88%	2.71%	2.61%	3.88%
Supplemental Data
Net assets, end of period (in millions)	$ 7,341	$ 6,345	$ 5,865	$ 4,879	$ 5,513	$ 5,695
Portfolio turnover rate F	82% I	55% A	62%	93%	100%	80%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Calculated based on average shares outstanding during the period.

E Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

F Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

G For the four month period ended August 31. The Fund changed its fiscal year end from April 30 to August 31, effective August 31, 2006.

H Expense ratios reflect operating expenses of the Fund. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or expense offset arrangements and do not represent the amount paid by the Fund during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the Fund.

I Portfolio turnover rate excludes securities received or delivered in-kind.

J For the period ended April 30.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Notes to Financial Statements

For the period ended August 31, 2007

(Amounts in thousands except ratios)

1. Organization.

Fidelity Short-Term Bond Fund (the Fund) is a fund of Fidelity Fixed-Income Trust (the trust) and is authorized to issue an unlimited number of shares. The trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust.

2. Investments in Fidelity Central Funds.

The Fund may invest in Fidelity Central Funds which are open-end investment companies available only to other investment companies and accounts managed by Fidelity Management & Research Company (FMR) and its affiliates. The Fund's Schedule of Investments lists each of the Fidelity Central Funds as an investment of the Fund, but does not include the underlying holdings of each Fidelity Central Fund. As an Investing Fund, the Fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

Based on their investment objective, each Fidelity Central Fund may invest or participate in various investment vehicles or strategies that are similar to those of the Fund. These strategies are consistent with the investment objectives of the Fund and may involve certain economic risks which may cause a decline in value of each of the Fidelity Central Funds and thus a decline in the value of the Fund. The following summarizes the Fund's investment in each Fidelity Central Fund.

Fidelity Central Fund	Investment Manager	Investment Objective	Investment Practices
Fidelity 1-3 Year Duration Securitized Bond Central Fund	Fidelity Investment Money Management, Inc. (FIMM)	Seeks a high level of income by normally investing in investment-grade securitized debt securities and repurchase agreements for those securities.	Futures Repurchase Agreements Restricted Securities Swap Agreements
Fidelity Corporate Bond 1-5 Year Central Fund	FIMM	Seeks a high level of income by normally investing in investment-grade corporate bonds and other corporate debt securities and repurchase agreements for those securities.	Repurchase Agreements Restricted Securities Swap Agreements

Annual Report

Notes to Financial Statements - continued

(Amounts in thousands except ratios)

2. Investments in Fidelity Central Funds - continued

Fidelity Central Fund	Investment Manager	Investment Objective	Investment Practices
Fidelity Ultra-Short Central Fund	FIMM	Seeks to obtain a high level of current income consistent with preservation of capital by investing in U.S. dollar denominated money market and investment-grade debt securities.	Futures Mortgage Dollar Rolls Repurchase Agreements Restricted Securities Swap Agreements

The Central Funds may invest a portion of their assets in securities of issuers that hold mortgage securities, including subprime mortgage securities. The value of these securities is sensitive to changes in economic conditions, including delinquencies and/or defaults, and may be adversely affected by shifts in the market's perception of the issuers and changes in interest rates.

A holdings listing for the Fund, which presents direct holdings as well as the pro rata share of any securities and other investments held indirectly through its investment in underlying non-money market Fidelity Central Funds, is available at fidelity.com. A complete list of holdings for each Fidelity Central Fund is available upon request or at the SEC's web site at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds, which are not covered by the Fund's Report of Independent Registered Public Accounting Firm, are available on the SEC's web site or upon request.

3. Significant Accounting Policies.

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America, which require management to make certain estimates and assumptions at the date of the financial statements. The following summarizes the significant accounting policies of the Fund:

Security Valuation. Investments are valued and net asset value per share is calculated (NAV calculation) as of the close of business of the New York Stock Exchange, normally 4:00 p.m. Eastern time. Wherever possible, the Fund uses independent pricing services approved by the Board of Trustees to value its investments. Debt securities, including restricted securities, for which quotations are readily available, are valued by independent pricing services or by dealers who make markets in such securities. Pricing services consider yield or price of bonds of comparable quality, coupon, maturity and type as well as available dealer supplied prices. Certain of the Fund's securities may be valued by a single source or dealer.

Annual Report

3. Significant Accounting Policies - continued

Security Valuation - continued

When current market prices or quotations are not readily available or do not accurately reflect fair value, valuations may be determined in accordance with procedures adopted by the Board of Trustees. Factors used in the determination of fair value may include current market trading activity, interest rates, credit quality and default rates. The frequency of when fair value pricing is used is unpredictable. The value of securities used for NAV calculation under fair value pricing may differ from published prices for the same securities. Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued at amortized cost, which approximates value.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV for processing shareholder transactions includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost and may include proceeds received from litigation. Dividend income is recorded on the ex-dividend date. Interest income and capital gain distributions from the Fidelity Central Funds are accrued as earned. Interest income includes coupon interest and amortization of premium and accretion of discount on debt securities.

Expenses. Most expenses of the trust can be directly attributed to a fund. Expenses which cannot be directly attributed are apportioned among each Fund in the trust. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Deferred Trustee Compensation. Under a Deferred Compensation Plan (the Plan), Independent Trustees must defer receipt of a portion of, and may elect to defer receipt of an additional portion of, their annual compensation. Deferred amounts are invested in a cross-section of Fidelity funds, are marked-to-market and remain in the Fund until distributed in accordance with the Plan. The investment of deferred amounts and the offsetting payable to the Trustees are included in the accompanying Statement of Assets and Liabilities.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company by distributing all of its taxable income and realized gains under Subchapter M of the Internal Revenue Code. As a result, no provision for income taxes is required in the accompanying financial statements.

Dividends are declared daily and paid monthly from net investment income. Distributions from realized gains, if any, are recorded on the ex-dividend date. Income and

Annual Report

Notes to Financial Statements - continued

(Amounts in thousands except ratios)

3. Significant Accounting Policies - continued

Income Tax Information and Distributions to Shareholders - continued

capital gain distributions are determined in accordance with income tax regulations, which may differ from generally accepted accounting principles.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. Certain adjustments have been made to the accounts relating to prior periods. Collectively, these adjustments have no impact on net assets or the results of operations. Temporary book-tax differences will reverse in a subsequent period.

Book-tax differences are primarily due to short-term gain distributions from the Fidelity Central Funds, futures transactions, swap agreements, market discount, partnerships (including allocations from Fidelity Central Funds), deferred trustees compensation, capital loss carryforwards, and losses deferred due to wash sales and excise tax regulations.

The tax-basis components of distributable earnings and the federal tax cost as of period end were as follows:

Unrealized appreciation	$ 29,469
Unrealized depreciation	(208,485)
Net unrealized appreciation (depreciation)	(179,016)
Capital loss carryforward	(44,294)
Cost for federal income tax purposes	$ 8,892,737

The tax character of distributions paid was as follows:

	August 31, 2007	Four months ended August 31, 2006	April 30, 2006
Ordinary Income	$ 333,834	$ 90,346	$ 197,708

New Accounting Pronouncements. In July 2006, Financial Accounting Standards Board Interpretation No. 48, Accounting for Uncertainty in Income Taxes - an interpretation of FASB Statement 109 (FIN 48), was issued and is effective on the last business day of the semiannual reporting period for fiscal years beginning after December 15, 2006. FIN 48 sets forth a threshold for financial statement recognition, measurement and disclosure of a tax position taken or expected to be taken on a tax return. Management has concluded that the adoption of FIN 48 will not result in a material impact on the Fund's net assets, results of operations and financial statement disclosures.

In addition, in September 2006, Statement of Financial Accounting Standards No. 157, Fair Value Measurements (SFAS 157), was issued and is effective for fiscal years beginning after November 15, 2007. SFAS 157 defines fair value, establishes a framework for measuring fair value and expands disclosures about fair value measurements. Management is currently evaluating the impact the adoption of SFAS 157 will have on the Fund's financial statement disclosures.

Annual Report

4. Operating Policies.

Repurchase Agreements. FMR has received an Exemptive Order from the Securities and Exchange Commission (the SEC) which permits the Fund and other affiliated entities of FMR to transfer uninvested cash balances into joint trading accounts which are then invested in repurchase agreements. The Fund may also invest directly with institutions in repurchase agreements. Repurchase agreements are collateralized by government or non-government securities. Upon settlement date, collateral is held in segregated accounts with custodian banks and may be obtained in the event of a default of the counterparty. The Fund monitors, on a daily basis, the value of the collateral to ensure it is at least equal to the principal amount of the repurchase agreement (including accrued interest). In the event of a default by the counterparty, realization of the collateral proceeds could be delayed, during which time the value of the collateral may decline.

Delayed Delivery Transactions and When-Issued Securities. The Fund may purchase or sell securities on a delayed delivery or when-issued basis. Payment and delivery may take place after the customary settlement period for that security. The price of the underlying securities and the date when the securities will be delivered and paid for are fixed at the time the transaction is negotiated. During the time a delayed delivery sell is outstanding, the contract is marked-to-market daily and equivalent deliverable securities are held for the transaction. The value of the securities purchased on a delayed delivery or when-issued basis are identified as such in the Fund's Schedule of Investments. The Fund may receive compensation for interest forgone in the purchase of a delayed delivery or when-issued security. With respect to purchase commitments, the Fund identifies securities as segregated in its records with a value at least equal to the amount of the commitment. Losses may arise due to changes in the value of the underlying securities or if the counterparty does not perform under the contract's terms, or if the issuer does not issue the securities due to political, economic, or other factors.

Futures Contracts. The Fund may use futures contracts to manage its exposure to the bond market and to fluctuations in interest rates. Buying futures tends to increase a fund's exposure to the underlying instrument, while selling futures tends to decrease a fund's exposure to the underlying instrument or hedge other fund investments. Upon entering into a futures contract, a fund is required to deposit with a clearing broker, no later than the following business day, an amount ("initial margin") equal to a certain percentage of the face value of the contract. The initial margin may be in the form of cash or securities and is transferred to a segregated account on settlement date. Subsequent payments ("variation margin") are made or received by a fund depending on the daily fluctuations in the value of the futures contract and are accounted for as unrealized gains or losses. Realized gains (losses) are recorded upon the expiration or closing of the futures contract. Securities deposited to meet margin requirements are identified in the Schedule of Investments. Futures contracts involve, to varying degrees, risk of loss in

Annual Report

Notes to Financial Statements - continued

(Amounts in thousands except ratios)

4. Operating Policies - continued

Futures Contracts - continued

excess of any futures variation margin reflected in the Statement of Assets and Liabilities. The underlying face amount at value of any open futures contracts at period end is shown in the Schedule of Investments under the caption "Futures Contracts." This amount reflects each contract's exposure to the underlying instrument at period end. Losses may arise from changes in the value of the underlying instruments or if the counterparties do not perform under the contract's terms. Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded.

Restricted Securities. The Fund may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities is included at the end of the Fund's Schedule of Investments.

Swap Agreements. The Fund may invest in swaps for the purpose of managing its exposure to interest rate, credit or market risk.

Total return swaps are agreements to exchange the return generated by one instrument or index for the return generated by another instrument, for example, the agreement to pay interest in exchange for a market-linked return based on a notional amount. To the extent the total return of the index exceeds the offsetting interest obligation, a fund will receive a payment from the counterparty. To the extent it is less, a fund will make a payment to the counterparty.

Credit default swaps involve the exchange of a fixed rate premium for protection against the loss in value of an underlying debt instrument in the event of a defined credit event (such as payment default or bankruptcy). Under the terms of the swap, one party acts as a "guarantor" receiving a periodic payment that is a fixed percentage applied to a notional principal amount. In return the party agrees to purchase the notional amount of the underlying instrument, at par, if a credit event occurs during the term of the swap. The Fund may enter into credit default swaps in which either it or its counterparty act as guarantors. By acting as the guarantor of a swap, a fund assumes the market and credit risk of the underlying instrument including liquidity and loss of value.

Annual Report

4. Operating Policies - continued

Swap Agreements - continued

Swaps are marked-to-market daily based on dealer-supplied valuations and changes in value are recorded as unrealized appreciation (depreciation). Periodic payments and premiums received or made by the Fund are recorded in the accompanying Statement of Operations as realized gains or losses, respectively. Gains or losses are realized upon early termination of the swap agreement. Collateral, in the form of cash or securities, may be required to be held in segregated accounts with a fund's custodian in compliance with swap contracts. Risks may exceed amounts recognized on the Statement of Assets and Liabilities. These risks include changes in the returns of the underlying instruments, failure of the counterparties to perform under the contracts' terms and the possible lack of liquidity with respect to the swap agreements. Details of swap agreements open at period end are included in the Fund's Schedule of Investments under the caption "Swap Agreements."

5. Purchases and Sales of Investments.

Purchases and sales of securities (including the Fixed-Income Central Funds), other than short-term securities, U.S. government securities, and in-kind transactions, aggregated $1,989,803 and $1,237,532, respectively.

6. Fees and Other Transactions with Affiliates.

Management Fee. FMR and its affiliates provide the Fund with investment management related services for which the Fund pays a monthly management fee. The management fee is the sum of an individual fund fee rate that is based on an annual rate of .20% of the Fund's average net assets and a group fee rate that averaged ..12% during the period. The group fee rate is based upon the average net assets of all the mutual funds advised by FMR. The group fee rate decreases as assets under management increase and increases as assets under management decrease. For the period, the total annual management fee rate was .32% of the Fund's average net assets.

Transfer Agent Fees. Fidelity Service Company, Inc. (FSC), an affiliate of FMR, is the Fund's transfer, dividend disbursing and shareholder servicing agent. FSC receives an asset-based fee of .10% of the Fund's average net assets. FSC pays for typesetting, printing and mailing of shareholder reports, except proxy statements.

Annual Report

Notes to Financial Statements - continued

(Amounts in thousands except ratios)

6. Fees and Other Transactions with Affiliates - continued

Fundwide Operations Fee. Pursuant to the Fundwide Operations and Expense Agreement (FWOE), FMR has agreed to provide for fund level expenses (which do not include transfer agent, compensation of the independent trustees, interest (including commitment fees), taxes or extraordinary expenses, if any) in return for a FWOE fee equal to .35% less the total amount of the management fee. The FWOE paid by the Fund is reduced by an amount equal to the fees and expenses paid to the independent trustees. For the period, the FWOE fee was equivalent to an annual rate of .03% of average net assets.

Exchange-In-Kind. During the period, the Fund exchanged securities for shares of two newly created Fidelity Fixed-Income Central Funds, all of which are affiliated investment companies managed by FIMM, an affiliate of FMR. The Fund delivered securities to each Fixed-Income Central Fund in exchange for shares of each respective Fixed-Income Central Fund, as presented in the accompanying table. Each exchange is considered a non-taxable exchange for federal income tax purposes, with no gain or loss recognized by the Fund or its shareholders.

Fidelity Fixed-Income Central Fund	Value of Securities Delivered (including accrued interest)	Unrealized Appreciation / (Depreciation)	Shares of Fixed- Income Central Fund Exchanged
1-3 Year Duration Securitized Bond Central Fund	$ 67,029	$ -	670
Corporate Bond 1-5 Year Central Fund	134,195	223	1,342
Total	$ 201,224	$ 223	2,012

7. Committed Line of Credit.

The Fund participates with other funds managed by FMR in a $4.2 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The Fund has agreed to pay commitment fees on its pro rata portion of the line of credit, which amounted to $16 and is reflected in Miscellaneous Expense on the Statement of Operations. During the period, there were no borrowings on this line of credit.

Annual Report

8. Security Lending.

The Fund lends portfolio securities from time to time in order to earn additional income. On the settlement date of the loan, the Fund receives collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of business of the Fund and any additional required collateral is delivered to the Fund on the next business day. If the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, a fund could experience delays and costs in recovering the securities loaned or in gaining access to the collateral. Any cash collateral received is invested in cash equivalents. The value of loaned securities and cash collateral at period end are disclosed on the Fund's Statement of Assets and Liabilities. Security lending income represents the income earned on investing cash collateral, less fees and expenses associated with the loan, plus any premium payments that may be received on the loan of certain types of securities. Security lending income is presented in the Statement of Operations as a component of interest income. Net income from lending portfolio securities during the period amounted to $800.

9. Expense Reductions.

Through arrangements with the Fund's custodian and transfer agent, credits realized as a result of uninvested cash balances were used to reduce the Fund's expenses. During the period, these credits reduced the Fund's management fee and transfer agent expenses by $76 and $277, respectively.

10. Other.

The Fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

At the end of the period, the Fidelity Freedom Funds were the owners of record, in the aggregate, of approximately 25% of the total outstanding shares of the Fund.

Annual Report

Notes to Financial Statements - continued

(Amounts in thousands except ratios)

11. Credit Risk.

The Fund invests a portion of its assets in securities of issuers that hold mortgage securities, including subprime mortgage securities. The value of these securities is sensitive to changes in economic conditions, including delinquencies and/or defaults, and may be adversely affected by shifts in the market's perception of the issuers and changes in interest rates.

Annual Report

Report of Independent Registered Public Accounting Firm

To the Trustees of Fidelity Fixed-Income Trust and the Shareholders of Fidelity Short-Term Bond Fund:

In our opinion, the accompanying statement of assets and liabilities, including the schedule of investments, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of Fidelity Short-Term Bond Fund (a fund of Fidelity Fixed-Income Trust) at August 31, 2007, the results of its operations for the year then ended August 31, 2007, the changes in its net assets for each of the periods indicated and the financial highlights for each of the periods indicated, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as "financial statements") are the responsibility of the Fidelity Short-Term Bond Fund's management. Our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at August 31, 2007 by correspondence with the custodian and brokers, provide a reasonable basis for our opinion.

/s/ PricewaterhouseCoopers LLP

PricewaterhouseCoopers LLP

Boston, Massachusetts

October 30, 2007

Annual Report

Trustees and Officers

The Trustees, Members of the Advisory Board, and executive officers of the trust and fund, as applicable, are listed below. The Board of Trustees governs the fund and is responsible for protecting the interests of shareholders. The Trustees are experienced executives who meet periodically throughout the year to oversee the fund's activities, review contractual arrangements with companies that provide services to the fund, and review the fund's performance. Except for James C. Curvey, each of the Trustees oversees 369 funds advised by FMR or an affiliate. Mr. Curvey oversees 339 funds advised by FMR or an affiliate.

The Trustees hold office without limit in time except that (a) any Trustee may resign; (b) any Trustee may be removed by written instrument, signed by at least two-thirds of the number of Trustees prior to such removal; (c) any Trustee who requests to be retired or who has become incapacitated by illness or injury may be retired by written instrument signed by a majority of the other Trustees; and (d) any Trustee may be removed at any special meeting of shareholders by a two-thirds vote of the outstanding voting securities of the trust. Each Trustee who is not an interested person (as defined in the 1940 Act) (Independent Trustee), shall retire not later than the last day of the calendar year in which his or her 72nd birthday occurs. The Independent Trustees may waive this mandatory retirement age policy with respect to individual Trustees. The executive officers and Advisory Board Members hold office without limit in time, except that any officer and Advisory Board Member may resign or may be removed by a vote of a majority of the Trustees at any regular meeting or any special meeting of the Trustees. Except as indicated, each individual has held the office shown or other offices in the same company for the past five years.

The fund's Statement of Additional Information (SAI) includes more information about the Trustees. To request a free copy, call Fidelity at 1-800-544-8544.

Interested Trustees*:

Correspondence intended for each Trustee who is an interested person may be sent to Fidelity Investments, 82 Devonshire Street, Boston, Massachusetts 02109.

Name, Age; Principal Occupation
Edward C. Johnson 3d (77)

Year of Election or Appointment: 1984

Mr. Johnson is Chairman of the Board of Trustees. Mr. Johnson serves as President (2006-present), Chief Executive Officer, Chairman, and a Director of FMR LLC; Chairman and a Director of FMR; Chairman and a Director of Fidelity Research & Analysis Company (FRAC); Chairman and a Director of Fidelity Investments Money Management, Inc.; and Chairman (2001-present) and a Director of FMR Co., Inc. In addition, Mr. Johnson serves as Chairman and Director of Fidelity International Limited (FIL).

James C. Curvey (72)

Year of Election or Appointment: 2007

Mr. Curvey also serves as Trustee (2007-present) or Member of the Advisory Board (2007-present) of other investment companies advised by FMR. Mr. Curvey is a Director of FMR and FMR Co., Inc. (2007-present). Mr. Curvey is also Vice Chairman (2006-present) and Director of FMR LLC. Mr. Curvey joined Fidelity in 1982 and served in numerous senior management positions, including President and Chief Operating Officer of FMR LLC (1997-2000) and President of Fidelity Strategic Investments (2000-2002). In addition, he serves as a member of the Board of Directors of Geerlings & Wade, Inc. (wine distribution).

* Trustees have been determined to be "Interested Trustees" by virtue of, among other things, their affiliation with the trust or various entities under common control with FMR. FMR Corp. merged with FMR LLC on October 1, 2007. Any references to FMR LLC for prior periods are deemed to be references to the prior entity.

Independent Trustees:

Correspondence intended for each Independent Trustee (that is, the Trustees other than the Interested Trustees) may be sent to Fidelity Investments, P.O. Box 55235, Boston, Massachusetts 02205-5235.

Name, Age; Principal Occupation
Dennis J. Dirks (59)

Year of Election or Appointment: 2005

Prior to his retirement in May 2003, Mr. Dirks was Chief Operating Officer and a member of the Board of The Depository Trust & Clearing Corporation (DTCC) (1999-2003). He also served as President, Chief Operating Officer, and Board member of The Depository Trust Company (DTC) (1999-2003) and President and Board member of the National Securities Clearing Corporation (NSCC) (1999-2003). In addition, Mr. Dirks served as Chief Executive Officer and Board member of the Government Securities Clearing Corporation (2001-2003) and Chief Executive Officer and Board member of the Mortgage-Backed Securities Clearing Corporation (2001-2003). Mr. Dirks also serves as a Trustee and a member of the Finance Committee of Manhattan College (2005-present) and a Trustee and a member of the Finance Committee of AHRC of Nassau County (2006-present).

Albert R. Gamper, Jr. (65)

Year of Election or Appointment: 2006

Prior to his retirement in December 2004, Mr. Gamper served as Chairman of the Board of CIT Group Inc. (commercial finance). During his tenure with CIT Group Inc. Mr. Gamper served in numerous senior management positions, including Chairman (1987-1989; 1999-2001; 2002-2004), Chief Executive Officer (1987-2004), and President (1989-2002). He currently serves as a member of the Board of Directors of Public Service Enterprise Group (utilities, 2001-present), Chairman of the Board of Governors, Rutgers University (2004-present), and Chairman of the Board of Saint Barnabas Health Care System.

George H. Heilmeier (71)

Year of Election or Appointment: 2004

Dr. Heilmeier is Chairman Emeritus of Telcordia Technologies (communication software and systems), where prior to his retirement, he served as company Chairman and Chief Executive Officer. He currently serves on the Boards of Directors of The Mitre Corporation (systems engineering and information technology support for the government), and HRL Laboratories (private research and development, 2004-present). He is Chairman of the General Motors Science & Technology Advisory Board and a Life Fellow of the Institute of Electrical and Electronics Engineers (IEEE). Dr. Heilmeier is a member of the Defense Science Board and the National Security Agency Advisory Board. He is also a member of the National Academy of Engineering, the American Academy of Arts and Sciences, and the Board of Overseers of the School of Engineering and Applied Science of the University of Pennsylvania. Previously, Dr. Heilmeier served as a Director of TRW Inc. (automotive, space, defense, and information technology, 1992-2002), Compaq (1994-2002), Automatic Data Processing, Inc. (ADP) (technology-based business outsourcing, 1995-2002), INET Technologies Inc. (telecommunications network surveillance, 2001-2004), and Teletech Holdings (customer management services). He is the recipient of the 2005 Kyoto Prize in Advanced Technology for his invention of the liquid crystal display, and a member of the Consumer Electronics Hall of Fame.

James H. Keyes (66)

Year of Election or Appointment: 2007

Prior to his retirement in 2003, Mr. Keyes was Chairman, President, and Chief Executive Officer of Johnson Controls, Inc. (automotive supplier, 1993-2003). He currently serves as a member of the boards of LSI Logic Corporation (semiconductor technologies), Navistar International Corporation (manufacture and sale of trucks, buses, and diesel engines, 2002-present), and Pitney Bowes, Inc. (integrated mail, messaging, and document management solutions).

Marie L. Knowles (60)

Year of Election or Appointment: 2001

Prior to Ms. Knowles' retirement in June 2000, she served as Executive Vice President and Chief Financial Officer of Atlantic Richfield Company (ARCO) (diversified energy, 1996-2000). From 1993 to 1996, she was a Senior Vice President of ARCO and President of ARCO Transportation Company. She served as a Director of ARCO from 1996 to 1998. She currently serves as a Director of Phelps Dodge Corporation (copper mining and manufacturing) and McKesson Corporation (healthcare service, 2002-present). Ms. Knowles is a Trustee of the Brookings Institution and the Catalina Island Conservancy and also serves as a member of the Advisory Board for the School of Engineering of the University of Southern California.

Ned C. Lautenbach (63)

Year of Election or Appointment: 2000

Mr. Lautenbach is Chairman of the Independent Trustees (2006-present). Mr. Lautenbach has been a partner of Clayton, Dubilier & Rice, Inc. (private equity investment firm) since September 1998. Previously, Mr. Lautenbach was with the International Business Machines Corporation (IBM) from 1968 until his retirement in 1998. Mr. Lautenbach serves as a Director of Sony Corporation (2006-present) and Eaton Corporation (diversified industrial) as well as the Philharmonic Center for the Arts in Naples, Florida. He also is a member of the Board of Trustees of Fairfield University (2005-present), as well as a member of the Council on Foreign Relations.

Cornelia M. Small (63)

Year of Election or Appointment: 2005

Ms. Small is a member (2000-present) and Chairperson (2002-present) of the Investment Committee, and a member (2002-present) of the Board of Trustees of Smith College. Previously, she served as Chief Investment Officer (1999-2000), Director of Global Equity Investments (1996-1999), and a member of the Board of Directors of Scudder, Stevens & Clark (1990-1997) and Scudder Kemper Investments (1997-1999). In addition, Ms. Small served as Co-Chair (2000-2003) of the Annual Fund for the Fletcher School of Law and Diplomacy.

William S. Stavropoulos (68)

Year of Election or Appointment: 2001

Mr. Stavropoulos is Chairman Emeritus of the Board of Directors of The Dow Chemical Company. Since joining The Dow Chemical Company in 1967, Mr. Stavropoulos served in numerous senior management positions, including President (1993-2000; 2002-2003), CEO (1995-2000; 2002-2004), and Chairman of the Executive Committee (2000-2004). Currently, he is a Director of NCR Corporation (data warehousing and technology solutions), Chemical Financial Corporation, Maersk Inc. (industrial conglomerate, 2002-present), Tyco International, Inc. (multinational manufacturing and services, 2007-present), and a member of the Advisory Board for Metalmark Capital (private equity investment firm, 2005-present). He is a special advisor to Clayton, Dubilier & Rice, Inc., a private equity investment firm. He also serves as a member of the Board of Trustees of the American Enterprise Institute for Public Policy Research. In addition, Mr. Stavropoulos is a member of The Business Council, J.P. Morgan International Council and the University of Notre Dame Advisory Council for the College of Science.

Kenneth L. Wolfe (68)

Year of Election or Appointment: 2005

Prior to his retirement in 2001, Mr. Wolfe was Chairman and Chief Executive Officer of Hershey Foods Corporation (1993-2001). He currently serves as a member of the boards of Adelphia Communications Corporation (2003-present), Bausch & Lomb, Inc., and Revlon Inc. (2004-present).

Advisory Board Members and Executive Officers**:

Correspondence intended for Mr. Mauriello and Mr. Wiley may be sent to Fidelity Investments, P.O. Box 55235, Boston, Massachusetts 02205-5235. Correspondence intended for each executive officer and Mr. Lynch may be sent to Fidelity Investments, 82 Devonshire Street, Boston, Massachusetts 02109.

Name, Age; Principal Occupation
Peter S. Lynch (63)

Year of Election or Appointment: 2003

Member of the Advisory Board of Fidelity Fixed-Income Trust. Mr. Lynch is Vice Chairman and a Director of FMR, and Vice Chairman (2001-present) and a Director of FMR Co., Inc. Previously, Mr. Lynch served as a Trustee of the Fidelity funds (1990-2003). In addition, he serves as a Trustee of Boston College and as the Chairman of the Inner-City Scholarship Fund.

Joseph Mauriello (63)

Year of Election or Appointment: 2007

Member of the Advisory Board of Fidelity Fixed-Income Trust. Prior to his retirement in January 2006, Mr. Mauriello served in numerous senior management positions including Deputy Chairman and Chief Operating Officer (2004-2005), and Vice Chairman of Financial Services (2002-2004) of KPMG LLP US (professional services firm, 1965-2005). Mr. Mauriello currently serves as a member of the Board of Directors of XL Capital Ltd., (global insurance and re-insurance company, 2006-present) and of Arcadia Resources Inc., (health care services and products, 2007-present). He also served as a Director of the Hamilton Funds of the Bank of New York (2006-2007).

Michael E. Wiley (56)

Year of Election or Appointment: 2007

Member of the Advisory Board of Fidelity Fixed-Income Trust. Mr. Wiley also serves as Sr. Energy Advisor of Katzenbach Partners, LLC (consulting firm, 2006-present) and a member of the Board of Trustees of the University of Tulsa (2000-2006; 2007-present). He serves as a Director of Tesoro Corporation (independent oil refiner and marketer, 2005-present), and a Director of Bill Barrett Corporation (exploration and production company, 2005-present). In addition, he also serves as a Director of Post Oak Bank (privately-held bank, 2004-present), and an Advisory Director of Riverstone Holdings (private investment firm). Previously, Mr. Wiley served as Chairman, President, and CEO of Baker Hughes, Inc. (oilfield services company, 2000-2004), and as Director of Spinnaker Exploration Company (exploration and production company, 2001-2005).

Kimberley H. Monasterio (43)

Year of Election or Appointment: 2007

President and Treasurer of Short-Term Bond. Ms. Monasterio also serves as President and Treasurer of other Fidelity funds (2007-present) and is an employee of FMR (2004-present). Previously, Ms. Monasterio served as Deputy Treasurer of the Fidelity funds (2004-2006). Before joining Fidelity Investments, Ms. Monasterio served as Treasurer (2000-2004) and Chief Financial Officer (2002-2004) of the Franklin Templeton Funds and Senior Vice President of Franklin Templeton Services, LLC (2000-2004).

Boyce I. Greer (51)

Year of Election or Appointment: 2006

Vice President of Short-Term Bond. Mr. Greer also serves as Vice President of certain Asset Allocation Funds (2005-present), Fixed-Income Funds (2006-present), and Money Market Funds (2006-present). Mr. Greer is also a Trustee of other investment companies advised by FMR (2003-present). Mr. Greer is an Executive Vice President of FMR (2005-present) and FMR Co., Inc. (2005-present), and Senior Vice President of Fidelity Investments Money Management, Inc. (2006-present). Previously, Mr. Greer served as Vice President of certain Fidelity Equity Funds (2005-2007), a Director and Managing Director of Strategic Advisers, Inc. (2002-2005), and Executive Vice President (2000-2002) and Money Market Group Leader (1997-2002) of the Fidelity Investments Fixed Income Division. Mr. Greer also served as Vice President of Fidelity's Money Market Funds (1997-2002), Senior Vice President of FMR (1997-2002), and Vice President of FIMM (1998-2002).

David L. Murphy (59)

Year of Election or Appointment: 2005

Vice President of Short-Term Bond. Mr. Murphy also serves as Vice President of Fidelity's Money Market Funds (2002-present) and Fixed-Income Funds (2005-present). Mr. Murphy serves as Senior Vice President (2000-present) and Head (2004-present) of the Fidelity Investments Fixed Income Division. Mr. Murphy is also a Senior Vice President of Fidelity Investments Money Management, Inc. (2003-present) and an Executive Vice President of FMR (2005-present). Previously, Mr. Murphy served as Money Market Group Leader (2002-2004), Bond Group Leader (2000-2002), and Vice President of certain Asset Allocation Funds (2003-2007), Balanced Funds (2005-2007), Fidelity's Taxable Bond Funds (2000-2002) and Fidelity's Municipal Bond Funds (2001-2002).

Thomas J. Silvia (46)

Year of Election or Appointment: 2005

Vice President of Short-Term Bond. Mr. Silvia also serves as Vice President of Fidelity's Fixed-Income Funds (2005-present) and Senior Vice President and Bond Group Leader of the Fidelity Investments Fixed-Income Division (2005-present). Previously, Mr. Silvia served as Vice President of certain Balanced Funds (2005-2007), certain Asset Allocation Funds (2005-2007), a Director of Fidelity's Taxable Bond portfolio managers (2002-2004) and a portfolio manager in the Bond Group (1997-2004).

Eric D. Roiter (58)

Year of Election or Appointment: 1998

Secretary of Short-Term Bond. He also serves as Secretary of other Fidelity funds; Vice President, General Counsel, and Secretary of FMR Co., Inc. (2001-present) and FMR; Assistant Secretary of Fidelity Management & Research (U.K.) Inc. (2001-present), Fidelity Research & Analysis Company (2001-present), and Fidelity Investments Money Management, Inc. (2001-present). Mr. Roiter is an Adjunct Member, Faculty of Law, at Boston College Law School (2003-present). Previously, Mr. Roiter served as Vice President and Secretary of Fidelity Distributors Corporation (FDC) (1998-2005).

Scott C. Goebel (39)
Year of Election or Appointment: 2007 Assistant Secretary of Short-Term Bond. Mr. Goebel also serves as Assistant Secretary of other Fidelity funds (2007-present), and is an employee of FMR.
R. Stephen Ganis (41)

Year of Election or Appointment: 2006

Anti-Money Laundering (AML) officer of Short-Term Bond. Mr. Ganis also serves as AML officer of other Fidelity funds (2006-present) and FMR LLC (2003-present). Before joining Fidelity Investments, Mr. Ganis practiced law at Goodwin Procter, LLP (2000-2002).

Joseph B. Hollis (59)

Year of Election or Appointment: 2006

Chief Financial Officer of Short-Term Bond. Mr. Hollis also serves as Chief Financial Officer of other Fidelity funds. Mr. Hollis is President of Fidelity Pricing and Cash Management Services (FPCMS) (2005-present). Mr. Hollis also serves as President and Director of Fidelity Service Company, Inc. (2006-present). Previously, Mr. Hollis served as Senior Vice President of Cash Management Services (1999-2002) and Investment Management Operations (2002-2005).

Kenneth A. Rathgeber (60)

Year of Election or Appointment: 2004

Chief Compliance Officer of Short-Term Bond. Mr. Rathgeber also serves as Chief Compliance Officer of other Fidelity funds (2004-present) and Executive Vice President of Risk Oversight for Fidelity Investments (2002-present). He is Chief Compliance Officer of FMR (2005-present), FMR Co., Inc. (2005-present), Fidelity Management & Research (U.K.) Inc. (2005-present), Fidelity Research & Analysis Company (2005-present), Fidelity Investments Money Management, Inc. (2005-present), and Strategic Advisers, Inc. (2005-present). Previously, Mr. Rathgeber served as Executive Vice President and Chief Operating Officer for Fidelity Investments Institutional Services Company, Inc. (1998-2002).

Bryan A. Mehrmann (46)

Year of Election or Appointment: 2005

Deputy Treasurer of Short-Term Bond. Mr. Mehrmann also serves as Deputy Treasurer of other Fidelity funds (2005-present) and is an employee of FMR. Previously, Mr. Mehrmann served as Vice President of Fidelity Investments Institutional Services Group (FIIS)/Fidelity Investments Institutional Operations Corporation, Inc. (FIIOC) Client Services (1998-2004).

Kenneth B. Robins (38)

Year of Election or Appointment: 2005

Deputy Treasurer of Short-Term Bond. Mr. Robins also serves as Deputy Treasurer of other Fidelity funds (2005-present) and is an employee of FMR (2004-present). Before joining Fidelity Investments, Mr. Robins worked at KPMG LLP, where he was a partner in KPMG's department of professional practice (2002-2004) and a Senior Manager (1999-2000). In addition, Mr. Robins served as Assistant Chief Accountant, United States Securities and Exchange Commission (2000-2002).

Robert G. Byrnes (40)

Year of Election or Appointment: 2005

Assistant Treasurer of Short-Term Bond. Mr. Byrnes also serves as Assistant Treasurer of other Fidelity funds (2005-present) and is an employee of FMR (2005-present). Previously, Mr. Byrnes served as Vice President of FPCMS (2003-2005). Before joining Fidelity Investments, Mr. Byrnes worked at Deutsche Asset Management where he served as Vice President of the Investment Operations Group (2000-2003).

Peter L. Lydecker (53)
Year of Election or Appointment: 2004 Assistant Treasurer of Short-Term Bond. Mr. Lydecker also serves as Assistant Treasurer of other Fidelity funds (2004) and is an employee of FMR.
Gary W. Ryan (49)

Year of Election or Appointment: 2005

Assistant Treasurer of Short-Term Bond. Mr. Ryan also serves as Assistant Treasurer of other Fidelity funds (2005-present) and is an employee of FMR (2005-present). Previously, Mr. Ryan served as Vice President of Fund Reporting in FPCMS (1999-2005).

** FMR Corp. merged with FMR LLC on October 1, 2007. Any references to FMR LLC for prior periods are deemed to be references to the prior entity.

Annual Report

Distributions

A total of 3.31% of the dividends distributed during the fiscal year was derived from interest on U.S. Government securities which is generally exempt from state income tax.

The fund designates $238,963,281 of distributions paid during the period January 1, 2007 to August 31, 2007, as qualifying to be taxed as interest-related dividends for nonresident alien shareholders.

The fund will notify shareholders in January 2008 of amounts for use in preparing 2007 income tax returns.

Annual Report

Board Approval of Investment Advisory Contracts and Management Fees

Fidelity Short-Term Bond Fund

Each year, typically in June, the Board of Trustees, including the Independent Trustees (together, the Board), votes on the renewal of the management contract and sub-advisory agreements (together, the Advisory Contracts) for the fund. The Board, assisted by the advice of fund counsel and Independent Trustees' counsel, requests and considers a broad range of information throughout the year.

The Board meets regularly each month except August and takes into account throughout the year matters bearing on Advisory Contracts. The Board, acting directly and through its separate committees, considers at each of its meetings factors that are relevant to the annual renewal of the fund's Advisory Contracts, including the services and support provided to the fund and its shareholders. At the time of the renewal, the Board had 12 standing committees, each composed of Independent Trustees with varying backgrounds, to which the Board has assigned specific subject matter responsibilities in order to enhance effective decision-making by the Board. Each committee has adopted a written charter outlining the structure and purposes of the committee. One such committee, the Fixed-Income Contract Committee, meets periodically as needed throughout the year to consider matters specifically related to the annual renewal of Advisory Contracts. The committee requests and receives information on, and makes recommendations to the Independent Trustees concerning, the approval and annual review of the Advisory Contracts.

At its June 2007 meeting, the Board of Trustees, including the Independent Trustees, unanimously determined to renew the Advisory Contracts for the fund. In reaching its determination, the Board considered all factors it believed relevant, including (i) the nature, extent, and quality of the services to be provided to the fund and its shareholders (including the investment performance of the fund); (ii) the competitiveness of the management fee and total expenses of the fund; (iii) the total costs of the services to be provided by and the profits to be realized by the investment adviser and its affiliates from the relationship with the fund; (iv) the extent to which economies of scale would be realized as the fund grows; and (v) whether fee levels reflect these economies of scale, if any, for the benefit of fund shareholders. The Board also approved amendments to the fund's agreements with foreign sub-advisers to clarify that each sub-adviser provides services as an independent contractor.

In determining whether to renew the Advisory Contracts for the fund, the Board ultimately reached a determination, with the assistance of fund counsel and Independent Trustees' counsel, that the renewal of the Advisory Contracts and the compensation to be received by Fidelity under the management contract is consistent with Fidelity's fiduciary duty under applicable law. In addition to evaluating the specific factors noted above, the Board, in reaching its determination, is aware that shareholders in the fund have a broad range of investment choices available to them, including a wide choice among mutual funds offered by competitors to Fidelity, and that the fund's shareholders, with the opportunity to review and weigh the disclosure provided by the fund in its prospectus and other public disclosures, have chosen to invest in this fund, managed by Fidelity.

Annual Report

Board Approval of Investment Advisory Contracts and
Management Fees - continued

Nature, Extent, and Quality of Services Provided. The Board considered staffing within the investment adviser, FMR, and the sub-advisers (together, the Investment Advisers), including the background of the fund's portfolio manager and the fund's investment objective and discipline. The Independent Trustees also had discussions with senior management of Fidelity's investment operations and investment groups. The Board considered the structure of the portfolio manager compensation program and whether this structure provides appropriate incentives.

Resources Dedicated to Investment Management and Support Services. The Board reviewed the size, education, and experience of the Investment Advisers' investment staff, their use of technology, and the Investment Advisers' approach to recruiting, training, and retaining portfolio managers and other research, advisory, and management personnel. The Board considered Fidelity's extensive global research capabilities that enable the Investment Advisers to aggregate data from various sources in an effort to produce positive investment results. The Board noted that Fidelity's analysts have access to a variety of technological tools that enable them to perform both fundamental and quantitative analysis and to specialize in various disciplines. The Board also considered that Fidelity's portfolio managers and analysts have access to daily portfolio attribution that allows for monitoring of a fund's portfolio, as well as an electronic communication system that provides immediate real-time access to research concerning issuers and credit enhancers. In addition, the Board considered the trading resources that are an integrated part of the fixed-income portfolio management investment process.

Shareholder and Administrative Services. The Board considered (i) the nature, extent, quality, and cost of advisory, administrative, distribution, and shareholder services performed by the Investment Advisers and their affiliates under the Advisory Contracts and under separate agreements covering transfer agency, pricing and bookkeeping, and securities lending services for the fund; (ii) the nature and extent of the Investment Advisers' supervision of third party service providers, principally custodians and subcustodians; and (iii) the resources devoted to, and the record of compliance with, the fund's compliance policies and procedures.

The Board noted that the growth of fund assets across the complex allows Fidelity to reinvest in the development of services designed to enhance the value or convenience of the Fidelity funds as investment vehicles. These services include 24-hour access to account information and market information through phone representatives and over the Internet, and investor education materials and asset allocation tools.

Annual Report

Investment in a Large Fund Family. The Board considered the benefits to shareholders of investing in a Fidelity fund, including the benefits of investing in a fund that is part of a large family of funds offering a variety of investment disciplines and providing for a large variety of mutual fund investor services. For example, fund shareholders are offered the privilege of exchanging shares of the fund for shares of other Fidelity funds, as set forth in the fund's prospectus, without paying a sales charge. The Board noted that, since the last Advisory Contract renewals in June 2006, Fidelity has taken a number of actions that benefited particular funds, including (i) dedicating additional resources to investment research and to restructure the investment research teams; (ii) contractually agreeing to reduce the management fee on Fidelity Advisor Floating Rate High Income Fund; (iii) contractually agreeing to reduce the management fees on Fidelity's California, Massachusetts, New Jersey, and New York AMT Tax-Free Money Market Funds, launching new Institutional Classes and Service Classes of these funds, and contractually agreeing to impose expense limitations on these funds; (iv) eliminating the exchange fee on the Fidelity Select Portfolios and reducing the pricing and bookkeeping fee rates for these funds; (v) reducing the maximum transfer agency fee rates on high income funds and certain equity funds; (vi) proposing amended management contracts that, if approved by shareholders, will add a performance adjustment component to the management fees paid by 18 Fidelity Advisor equity funds; (vii) contractually agreeing to reduce fees for Ultra-Short Central Fund and the money market Central Funds; (viii) waiving the Fidelity Advisor funds' contingent deferred sales charge on certain redemptions made through systematic withdrawal programs; and (ix) amending the management contracts for equity and fixed-income funds whose management contracts incorporate a "group fee" structure by adding four new fee "breakpoints" to the group fee rate schedules.

Investment Performance. The Board considered whether the fund has operated within its investment objective, as well as its record of compliance with its investment restrictions. It also reviewed the fund's absolute investment performance, as well as the fund's relative investment performance measured against (i) a broad-based securities market index, and (ii) a peer group of mutual funds deemed appropriate by the Board over multiple periods. The following charts considered by the Board show, over the one-, three-, and five-year periods ended December 31, 2006, the fund's cumulative total returns, the cumulative total returns of a broad-based securities market index ("benchmark"), and a range of cumulative total returns of a peer group of mutual funds identified by Lipper Inc. as having an investment objective similar to that of the fund. The box within each chart shows the 25th percentile return (bottom of box) and the 75th percentile return (top of box) of the peer group. Returns shown above the box are in the first quartile and returns shown below the box are in the fourth quartile. The percentage beaten number noted below each chart corresponds to the percentile box and represents the percentage of funds in the peer group whose performance was equal to or lower than that of the fund.

Annual Report

Board Approval of Investment Advisory Contracts and
Management Fees - continued

Fidelity Short-Term Bond Fund

The Board reviewed the fund's relative investment performance against its peer group and stated that the performance of the fund was in the first quartile for all the periods shown. The Board also stated that the relative investment performance of the fund compared favorably to its benchmark for all the periods shown.

Based on its review, and giving particular weight to the nature and quality of the resources dedicated by the Investment Advisers to maintain and improve relative performance, the Board concluded that the nature, extent, and quality of the services provided to the fund will benefit the fund's shareholders, particularly in light of the Board's view that the fund's shareholders benefit from investing in a fund that is part of a large family of funds offering a variety of investment disciplines and services.

Competitiveness of Management Fee and Total Fund Expenses. The Board considered the fund's management fee and total expenses compared to "mapped groups" of competitive funds and classes. Fidelity creates "mapped groups" by combining similar Lipper investment objective categories that have comparable management fee characteristics. Combining Lipper investment objective categories aids the Board's management fee and total expense comparisons by broadening the competitive group used for comparison and by reducing the number of universes to which various Fidelity funds are compared.

The Board considered two proprietary management fee comparisons for the 12-month periods shown in the chart below. The group of Lipper funds used by the Board for management fee comparisons is referred to below as the "Total Mapped Group" and, for the reasons explained above, is broader than the Lipper peer group used by the Board for performance comparisons. The Total Mapped Group comparison focuses on a fund's standing relative to the total universe of comparable funds available to investors, in terms of gross management fees before expense reimbursements or caps. "TMG %" represents the percentage of funds in the Total Mapped Group that had management fees that were lower than the fund's. For example, a TMG % of 18% means that 82% of the funds in the Total Mapped Group had higher management fees than the fund. The "Asset-Size Peer Group" (ASPG) comparison focuses on a fund's standing relative to non-Fidelity funds similar in size to the fund within the Total Mapped Group. The ASPG represents at least 15% of the funds in the Total Mapped Group with comparable asset size and management fee characteristics, subject to a minimum of 50 funds (or all funds in the Total Mapped Group if fewer than 50). Additional information, such as the ASPG quartile in which the fund's management fee ranked, is also included in the chart and considered by the Board.

Annual Report

Fidelity Short-Term Bond Fund

The Board noted that the fund's management fee ranked below the median of its Total Mapped Group and below the median of its ASPG for 2006.

Furthermore, the Board considered that it had approved an amendment (effective June 1, 2005) to the fund's management contract that lowered the fund's individual fund fee rate from 30 basis points to 20 basis points. The Board considered that the chart reflects the fund's lower management fee for 2005, as if the lower rate were in effect for the entire year.

Annual Report

Board Approval of Investment Advisory Contracts and
Management Fees - continued

Based on its review, the Board concluded that the fund's management fee was fair and reasonable in light of the services that the fund receives and the other factors considered.

In its review of the fund's total expenses, the Board considered the fund's management fee as well as other fund expenses, such as transfer agent fees, pricing and bookkeeping fees, and custodial, legal, and audit fees. The Board also noted the effects of any waivers and reimbursements on fees and expenses. As part of its review, the Board also considered current and historical total expenses of the fund compared to competitive fund median expenses. The fund is compared to those funds and classes in the Total Mapped Group (used by the Board for management fee comparisons) that have a similar sales load structure.

The Board also considered that the current contractual arrangements for the fund (i) have the effect of setting the total "fund-level" expenses (including, among certain other expenses, the management fee) at 35 basis points, (ii) lower and limit the "class-level" transfer agent fee to 10 basis points, and (iii) limit the fund's total expenses to 45 basis points. These contractual arrangements may not be increased without Board and shareholder approval.

The Board noted that the fund's total expenses ranked below its competitive median for 2006.

The Board recognized that the fund's management contract incorporates a "group fee" structure, which provides for lower group fee rates as total fund assets under FMR's management increase, and for higher group fee rates as total fund assets under FMR's management decrease. FMR determines the group fee rates based on a tiered asset "breakpoint" schedule. In connection with the renewal of the fund's management contract, the Board approved amendments to the fund's management contract that added four new fee breakpoints to the group fee rate schedule for assets under FMR's management above $1,386 billion. The Board considered that the group fee rate declines under both the present and amended schedules, but that under the amended schedule, the group fee rate declines faster as assets under FMR's management exceed $1,386 billion. The Board noted, however, that because the current contractual arrangements set the fund's total fund-level expenses at 35 basis points, increases or decreases in the management fee due to changes in the group fee rate will not impact total expenses.

In its review of total expenses, the Board also considered Fidelity fee structures and other information on clients that FMR and its affiliates service in other competitive markets, such as other mutual funds advised or subadvised by FMR or its affiliates, pension plan clients, and other institutional clients.

Annual Report

Based on its review, the Board concluded that the fund's total expenses were reasonable in light of the services that the fund and its shareholders receive and the other factors considered.

Costs of the Services and Profitability. The Board considered the revenues earned and the expenses incurred by Fidelity in conducting the business of developing, marketing, distributing, managing, administering and servicing the fund and its shareholders. The Board also considered the level of Fidelity's profits in respect of all the Fidelity funds.

On an annual basis, FMR presents to the Board Fidelity's profitability for the fund. Fidelity calculates the profitability for each fund, as well as aggregate profitability for groups of Fidelity funds and all Fidelity funds, using a series of detailed revenue and cost allocation methodologies which originate with the audited books and records of Fidelity. The Audit Committee of the Board reviews any significant changes from the prior year's methodologies.

PricewaterhouseCoopers LLP (PwC), independent registered public accounting firm and auditor to Fidelity and certain Fidelity funds, has been engaged annually by the Board as part of the Board's assessment of the results of Fidelity's profitability analysis. PwC's engagement includes the review and assessment of Fidelity's methodologies used in determining the revenues and expenses attributable to Fidelity's mutual fund business, and completion of agreed-upon procedures surrounding the mathematical accuracy of fund profitability and its conformity to allocation methodologies. After considering PwC's reports issued under the engagement and information provided by Fidelity, the Board believes that while other allocation methods may also be reasonable, Fidelity's profitability methodologies are reasonable in all material respects.

The Board has also reviewed Fidelity's non-fund businesses and any fall-out benefits related to the mutual fund business as well as cases where Fidelity's affiliates may benefit from or be related to the fund's business.

The Board considered the costs of the services provided by and the profits realized by Fidelity in connection with the operation of the fund and determined that the amount of profit is a fair entrepreneurial profit for the management of the fund.

Economies of Scale. The Board considered whether there have been economies of scale in respect of the management of the Fidelity funds, whether the Fidelity funds (including the fund) have appropriately benefited from any such economies of scale, and whether there is potential for realization of any further economies of scale. The Board considered the extent to which the fund will benefit from economies of scale through increased services to the fund, through waivers or reimbursements, or through fee or expense reductions. The Board concluded that any potential economies of scale are being shared between fund shareholders and Fidelity in an appropriate manner.

Annual Report

Board Approval of Investment Advisory Contracts and
Management Fees - continued

Additional Information Requested by the Board. In order to develop fully the factual basis for consideration of the Fidelity funds' Advisory Contracts, the Board requested and received additional information on several topics, including (i) Fidelity's fund profitability methodology, profitability by investment discipline, and profitability trends within certain funds; (ii) Fidelity's compensation structure relative to competitors and its effect on profitability; (iii) funds and accounts managed by Fidelity other than the Fidelity funds, including fee arrangements; (iv) the total expenses of certain funds and classes relative to competitors; (v) fund performance trends; (vi) fall-out benefits received by certain Fidelity affiliates; and (vii) Fidelity's fee structures.

Based on its evaluation of all of the conclusions noted above, and after considering all material factors, the Board ultimately concluded that the advisory fee structures are fair and reasonable, and that the fund's Advisory Contracts should be renewed.

Annual Report

Managing Your Investments

Fidelity offers several ways to conveniently manage your personal investments via your telephone or PC. You can access your account information, conduct trades and research your investments 24 hours a day.

By Phone

Fidelity Automated Service Telephone provides a single toll-free number to access account balances, positions, quotes and trading. It's easy to navigate the service, and on your first call, the system will help you create a personal identification number (PIN) for security.

(phone_graphic)

Fidelity Automated
Service Telephone (FAST®)
1-800-544-5555

Press

1   For mutual fund and brokerage trading.

2   For quotes.*

3   For account balances and holdings.

4   To review orders and mutual
fund activity.

5   To change your PIN.

*0   To speak to a Fidelity representative.

By PC

Fidelity's web site on the Internet provides a wide range of information, including daily financial news, fund performance, interactive planning tools and news about Fidelity products and services.

(computer_graphic)

Fidelity's Web Site
www.fidelity.com

* When you call the quotes line, please remember that a fund's yield and return will vary and, except for money market funds, share price will also vary. This means that you may have a gain or loss when you sell your shares. There is no assurance that money market funds will be able to maintain a stable $1 share price; an investment in a money market fund is not insured or guaranteed by the U.S. government. Total returns are historical and include changes in share price, reinvestment of dividends and capital gains, and the effects of any sales charges.

Annual Report

To Visit Fidelity

For directions and hours,
please call 1-800-544-9797.

Arizona

7001 West Ray Road
Chandler, AZ

15445 N. Scottsdale Road
Scottsdale, AZ

California

815 East Birch Street
Brea, CA

1411 Chapin Avenue
Burlingame, CA

851 East Hamilton Avenue
Campbell, CA

19200 Von Karman Avenue
Irvine, CA

601 Larkspur Landing Circle
Larkspur, CA

10100 Santa Monica Blvd.
Los Angeles, CA

27101 Puerta Real
Mission Viejo, CA

73-575 El Paseo
Palm Desert, CA

251 University Avenue
Palo Alto, CA

123 South Lake Avenue
Pasadena, CA

16995 Bernardo Ctr. Drive
Rancho Bernardo, CA

1220 Roseville Parkway
Roseville, CA

1740 Arden Way
Sacramento, CA

7676 Hazard Center Drive
San Diego, CA

11943 El Camino Real
San Diego, CA

8 Montgomery Street
San Francisco, CA

3793 State Street
Santa Barbara, CA

1200 Wilshire Boulevard
Santa Monica, CA

21701 Hawthorne Boulevard
Torrance, CA

2001 North Main Street
Walnut Creek, CA

6300 Canoga Avenue
Woodland Hills, CA

Colorado

1625 Broadway
Denver, CO

9185 Westview Road
Lone Tree, CO

Connecticut

48 West Putnam Avenue
Greenwich, CT

265 Church Street
New Haven, CT

300 Atlantic Street
Stamford, CT

29 South Main Street
West Hartford, CT

Delaware

400 Delaware Avenue
Wilmington, DE

Florida

4400 N. Federal Highway
Boca Raton, FL

121 Alhambra Plaza
Coral Gables, FL

2948 N. Federal Highway
Ft. Lauderdale, FL

4671 Town Center Parkway
Jacksonville, FL

1907 West State Road 434
Longwood, FL

8880 Tamiami Trail, North
Naples, FL

3501 PGA Boulevard
Palm Beach Gardens, FL

3550 Tamiami Trail, South
Sarasota, FL

1502 N. Westshore Blvd.
Tampa, FL

2465 State Road 7
Wellington, FL

Georgia

3445 Peachtree Road, N.E.
Atlanta, GA

1000 Abernathy Road
Atlanta, GA

Illinois

One North LaSalle Street
Chicago, IL

875 North Michigan Ave.
Chicago, IL

1415 West 22nd Street
Oak Brook, IL

1572 East Golf Road
Schaumburg, IL

3232 Lake Avenue
Wilmette, IL

Indiana

4729 East 82nd Street
Indianapolis, IN

Kansas

5400 College Boulevard
Overland Park, KS

Maine

Three Canal Plaza
Portland, ME

Maryland

7315 Wisconsin Avenue
Bethesda, MD

One W. Pennsylvania Ave.
Towson, MD

Massachusetts

801 Boylston Street
Boston, MA

155 Congress Street
Boston, MA

300 Granite Street
Braintree, MA

44 Mall Road
Burlington, MA

238 Main Street
Cambridge, MA

405 Cochituate Road
Framingham, MA

416 Belmont Street
Worcester, MA

Annual Report

Michigan

500 E. Eisenhower Pkwy.
Ann Arbor, MI

280 Old N. Woodward Ave.
Birmingham, MI

43420 Grand River Avenue
Novi, MI

29155 Northwestern Hwy.
Southfield, MI

Minnesota

7600 France Avenue South
Edina, MN

Missouri

1524 South Lindbergh Blvd.
St. Louis, MO

Nevada

2225 Village Walk Drive
Henderson, NV

New Jersey

150 Essex Street
Millburn, NJ

56 South Street
Morristown, NJ

396 Route 17, North
Paramus, NJ

3518 Route 1 North
Princeton, NJ

530 Broad Street
Shrewsbury, NJ

New York

1055 Franklin Avenue
Garden City, NY

37 West Jericho Turnpike
Huntington Station, NY

1271 Avenue of the Americas
New York, NY

980 Madison Avenue
New York, NY

61 Broadway
New York, NY

350 Park Avenue
New York, NY

200 Fifth Avenue
New York, NY

733 Third Avenue
New York, NY

11 Penn Plaza
New York, NY

2070 Broadway
New York, NY

1075 Northern Blvd.
Roslyn, NY

799 Central Park Avenue
Scarsdale, NY

North Carolina

4611 Sharon Road
Charlotte, NC

7011 Fayetteville Road
Durham, NC

Ohio

3805 Edwards Road
Cincinnati, OH

1324 Polaris Parkway
Columbus, OH

28699 Chagrin Boulevard
Woodmere Village, OH

Oregon

7493 SW Bridgeport Road
Tigard, OR

Pennsylvania

600 West DeKalb Pike
King of Prussia, PA

1735 Market Street
Philadelphia, PA

12001 Perry Highway
Wexford, PA

Rhode Island

47 Providence Place
Providence, RI

Tennessee

6150 Poplar Avenue
Memphis, TN

Texas

10000 Research Boulevard
Austin, TX

4001 Northwest Parkway
Dallas, TX

12532 Memorial Drive
Houston, TX

2701 Drexel Drive
Houston, TX

6560 Fannin Street
Houston, TX

6500 N. MacArthur Blvd.
Irving, TX

6005 West Park Boulevard
Plano, TX

14100 San Pedro
San Antonio, TX

1576 East Southlake Blvd.
Southlake, TX

19740 IH 45 North
Spring, TX

Utah

279 West South Temple
Salt Lake City, UT

Virginia

1861 International Drive
McLean, VA

Washington

411 108th Avenue, N.E.
Bellevue, WA

1518 6th Avenue
Seattle, WA

Washington, DC

1900 K Street, N.W.
Washington, DC

Wisconsin

595 North Barker Road
Brookfield, WI

Fidelity Brokerage Services, Inc., 100 Summer St., Boston, MA 02110 Member NYSE/SIPC

Annual Report

Investment Adviser

Fidelity Management & Research Company Boston, MA

Investment Sub-Advisers

Fidelity Research & Analysis Company

Fidelity Investments Japan Limited

Fidelity Investments Money
Management, Inc.

Fidelity International
Investment Advisors

Fidelity International
Investment Advisors (U.K.) Limited

General Distributor

Fidelity Distributors Corporation

Boston, MA

Transfer and Service Agents

Fidelity Service Company, Inc.

Boston, MA

Custodian

The Bank of New York

New York, NY

The Fidelity Telephone Connection

Mutual Fund 24-Hour Service

Exchanges/Redemptions
and Account Assistance 1-800-544-6666

Product Information 1-800-544-6666

Retirement Accounts 1-800-544-4774
(8 a.m. - 9 p.m.)

TDD Service 1-800-544-0118
for the deaf and hearing impaired
(9 a.m. - 9 p.m. Eastern time)

Fidelity Automated Service
Telephone (FAST®) (automated graphic)    1-800-544-5555

(automated graphic)    Automated line for quickest service

STP-UANN-1007
1.784728.105

(Fidelity Investment logo)(registered trademark)
Corporate Headquarters
82 Devonshire St., Boston, MA 02109
www.fidelity.com

Fidelity ®

U.S. Bond Index
Fund

Annual Report

August 31, 2007

(2_fidelity_logos) (Registered_Trademark)

Contents

Notes to Shareholders	<Click Here>	An explanation of the changes to the fund.
Chairman's Message	<Click Here>	Ned Johnson's message to shareholders.
Performance	<Click Here>	How the fund has done over time.
Management's Discussion	<Click Here>	The manager's review of fund performance, strategy and outlook
Shareholder Expense Example	<Click Here>	An example of shareholder expenses.
Investment Changes	<Click Here>	A summary of major shifts in the fund's investments over the past six months.
Investments	<Click Here>	A complete list of the fund's investments with their market values.
Financial Statements	<Click Here>	Statements of assets and liabilities, operations, and changes in net assets, as well as financial highlights.
Notes	<Click Here>	Notes to the financial statements.
Report of Independent Registered Public Accounting Firm	<Click Here>
Trustees and Officers	<Click Here>
Distributions	<Click Here>
Board Approval of Investment Advisory Contracts and Management Fees	<Click Here>

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com (search for "proxy voting guidelines") or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov. You may also call 1-800-544-8544 to request a free copy of the proxy voting guidelines.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company.

If additional copies of financial reports, prospectuses or historical account information are needed, or for more information on any Fidelity fund including charges and expenses, please call the appropriate number listed below or the number provided to your institutional or employer-sponsored retirement plan. Read the prospectus carefully before you invest or send money.
Retirement Plan Level Accounts
Corporate Clients 1-800-962-1375
"Not For Profit" Clients 1-800-343-0860
Financial and Other Institutions
Nationwide 1-800-221-5207
Other Investors 1-800-544-6666

Annual Report

This report and the financial statements contained herein are submitted for the general information of the shareholders of the fund. This report is not authorized for distribution to prospective investors in the fund unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Forms N-Q are available on the SEC's web site at http://www.sec.gov. A fund's Forms N-Q may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330. For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com or http://www.advisor.fidelity.com, as applicable.

NOT FDIC INSURED · MAY LOSE VALUE · NO BANK GUARANTEE

Neither the fund nor Fidelity Distributors Corporation is a bank.

Annual Report

Notes to Shareholders:

As discussed in prior shareholder reports, the fund changed its investment approach in the way it invests in the investment-grade debt market, seeking exposure to various types of securities by investing in central funds as well as investing directly in individual investment-grade securities. Central funds are Fidelity mutual funds used by this fund and other Fidelity funds as an investment vehicle to gain pooled exposure to a particular core market sector, such as corporate bonds or mortgage-backed securities. Instead of multiple funds each investing in investment-grade debt securities individually, they can now take advantage of consolidating investments in a single, larger pool of investment-grade debt by investing directly in central funds. Shares of the central funds are offered only to other Fidelity mutual funds and accounts; investors cannot directly invest in them.

It's important to point out that investing in central funds does not impact the fund's investment objective or risk profile, only the mechanics of how we manage its investment portfolio. The portfolio managers continue to be responsible for choosing appropriate investments for their funds, whether they elect to purchase shares of a central fund or individual securities. Fidelity does not charge any additional management fees for central funds.

Investing in central funds does change the way this report presents the fund's holdings. The Investments section continues to list direct investments of the fund, including each central fund. However, many of the individual investment-grade debt securities previously held by the fund were transferred to the central funds, so they are no longer directly held and thus not listed. The financial statements and a complete schedule of portfolio holdings for each of the fixed-income central funds are available upon request or at the SEC's web site at www.sec.gov.

Annual Report

Chairman's Message

(photo_of_Edward_C_Johnson_3d)

Dear Shareholder:

Many stock and bond markets around the world have been unsettled of late; however, volatility can often lead to opportunity for patient investors. Financial markets are always unpredictable, but there are a number of time-tested principles that can put the historical odds in your favor.

One of the basic tenets is to invest for the long term. Over time, riding out the markets' inevitable ups and downs has proven much more effective than selling into panic or chasing the hottest trend. Even missing only a few of the markets' best days can significantly diminish investor returns. Patience also affords the benefits of compounding - of earning interest on additional income or reinvested dividends and capital gains. There are tax advantages and cost benefits to consider as well. The more you sell, the more taxes you pay, and the more you trade, the higher the costs. While staying the course doesn't eliminate risk, it can considerably lessen the effect of short-term declines.

You can further manage your investing risk through diversification. And today, more than ever, geographic diversification should be taken into account. Studies indicate that asset allocation is the single most important determinant of a portfolio's long-term success. The right mix of stocks, bonds and cash - aligned to your particular risk tolerance and investment objective - is very important. Age-appropriate rebalancing is also an essential aspect of asset allocation. For younger investors, an emphasis on equities - which historically have been the best-performing asset class over time - is encouraged. As investors near their specific goal, such as retirement or sending a child to college, consideration may be given to replacing volatile assets (e.g. common stocks) with more-stable fixed investments (bonds or savings plans).

A third investment principle - investing regularly - can help lower the average cost of your purchases. Investing a certain amount of money each month or quarter helps ensure you won't pay for all your shares at market highs. This strategy - known as dollar cost averaging - also reduces unconstructive "emotion" from investing, helping shareholders avoid selling weak performers just prior to an upswing, or chasing a hot performer just before a correction.

We invite you to contact us via the Internet, through our Investor Centers or over the phone. It is our privilege to provide you the information you need to make the investments that are right for you.

Sincerely,

/s/Edward C. Johnson 3d

Edward C. Johnson 3d

Annual Report

Performance: The Bottom Line

Average annual total return reflects the change in the value of an investment, assuming reinvestment of the fund's dividend income and capital gains (the profits earned upon the sale of securities that have grown in value) and assuming a constant rate of performance each year. The $10,000 table and the fund's returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. During periods of reimbursement by Fidelity, a fund's total return will be greater than it would be had the reimbursement not occurred. How a fund did yesterday is no guarantee of how it will do tomorrow.

Average Annual Total Returns

Periods ended August 31, 2007	Past 1 year	Past 5 years	Past 10 years
Fidelity® U.S. Bond Index Fund	4.31%	4.33%	5.98%

$10,000 Over 10 Years

Let's say hypothetically that $10,000 was invested in Fidelity ® U.S. Bond Index Fund on August 31, 1997. The chart shows how the value of your investment would have changed, and also shows how the Lehman Brothers® U.S. Aggregate Index performed over the same period.

Annual Report

Management's Discussion of Fund Performance

Comments from Ford O'Neil, Portfolio Manager of Fidelity® U.S. Bond Index Fund

A subprime mortgage loan crisis and an emerging credit crunch contributed to subpar performance for some sectors of the investment-grade bond market during the 12-month period ending August 31, 2007. While returns for high-grade debt were fairly solid overall, they also were tempered to an extent by the Federal Reserve Board's decision not to lower interest rates as bond investors had hoped. The Lehman Brothers® U.S. Aggregate Index gained 5.26%. Treasuries fared best, as many investors fled riskier fixed-income securities. The asset-backed category - home to volatile subprime mortgages, as well as credit card debt and auto loans - had the weakest performance.

U.S. Bond Index gained 4.31% during the period, underperforming the Lehman Brothers index. The primary detractor from the fund's relative performance was its exposure to subprime mortgage securities, which I held indirectly through central funds. These funds - available only to other Fidelity funds - allow me to gain exposure to particular segments of the bond market. I also invested in the Ultra-Short Central Fund, a diversified pool of short-term assets, which had a negative impact on performance. Subprime securities performed poorly in response to a weak housing market and a sell-off by leveraged investors. Lower-quality subprimes were particularly hard hit, although higher-rated securities - which made up the bulk of the fund's exposure - suffered as well. Even a late-period uptick in higher-quality subprimes - buoyed by supportive actions from the Fed and the U.S. Treasury - wasn't enough to offset their earlier losses. Among other mortgage-related securities, the fund's neutral weighting relative to the index in traditional residential mortgage pass-through securities had no material effect on the fund's relative performance. In contrast, the fund's slightly overweighted stake in commercial mortgage-backed securities detracted from its return. They suffered as investors worried that the commercial property market could potentially be vulnerable to lax lending standards. Security selection and industry positioning within the investment-grade corporate sector provided a small boost, led by strong results from our stakes in real estate investment trusts and industrials. Our picks among government agency securities and plain-vanilla Treasury securities also proved beneficial to a small extent, although the fund's out-of-benchmark stake in Treasury Inflation-Protected Securities (TIPS) detracted from relative performance.

The views expressed above reflect those of the portfolio manager(s) only through the end of the period as stated on the cover of this report and do not necessarily represent the views of Fidelity or any other person in the Fidelity organization. Any such views are subject to change at any time based upon market or other conditions and Fidelity disclaims any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for a Fidelity fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any Fidelity fund.

Annual Report

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, and (2) ongoing costs, including management fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (March 1, 2007 to August 31, 2007).

Actual Expenses

The first line of the accompanying table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.

Annual Report

Investments - continued

	Beginning Account Value March 1, 2007	Ending Account Value August 31, 2007	Expenses Paid During Period* March 1, 2007 to August 31, 2007
Actual	$ 1,000.00	$ 1,007.20	$ 1.62
Hypothetical (5% return per year before expenses)	$ 1,000.00	$ 1,023.59	$ 1.63

* Expenses are equal to the Fund's annualized expense ratio of .32%; multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period). The fees and expenses of the underlying Fidelity Central Funds in which the Fund invests are not included in the Fund's annualized expense ratio.

Annual Report

Investment Changes

The information in the following tables is based on the combined investments of the Fund and its pro-rata share of its investments in each Fidelity Central Fund.
Quality Diversification (% of fund's net assets)
As of August 31, 2007	As of February 28, 2007
U.S. Government and U.S. Government Agency Obligations 67.5%	U.S. Government and U.S. Government Agency Obligations 71.1%
AAA 12.6%	AAA 12.9%
AA 5.4%	AA 4.5%
A 4.2%	A 5.2%
BBB 14.4%	BBB 13.5%
BB and Below 0.8%	BB and Below 0.4%
Not Rated 0.4%	Not Rated 0.9%
Short-Term Investments and Net Other Assets(dagger) (5.3)%	Short-Term Investments and Net Other Assets(dagger) (8.5)%

We have used ratings from Moody's ® Investors Services, Inc. Where Moody's ratings are not available, we have used S&P ® ratings. All ratings are as of the report date and do not reflect subsequent downgrades. Securities rated BB or below were rated investment grade at the time of acquisition.

Weighted Average Maturity as of August 31, 2007
6 months ago
Years	4.4	5.0

The weighted average maturity is based on the dollar-weighted average length of time until principal payments are expected or until securities reach maturity, taking into account any maturity shortening feature such as a call, refunding or redemption provision.

Duration as of August 31, 2007
6 months ago
Years	4.7	4.3

Duration shows how much a bond fund's price fluctuates with changes in comparable interest rates. If rates rise 1%, for example, a fund with a five-year duration is likely to lose about 5% of its value. Other factors also can influence a bond fund's performance and share price. Accordingly, a bond fund's actual performance may differ from this example.

Asset Allocation (% of fund's net assets)
As of August 31, 2007*		As of February 28, 2007**
	Corporate Bonds 19.4%		Corporate Bonds 19.1%
	U.S. Government and U.S. Government Agency Obligations 67.5%		U.S. Government and U.S. Government Agency Obligations 71.1%
	Asset-Backed Securities 7.5%		Asset-Backed Securities 8.6%
	CMOs and Other Mortgage Related Securities 10.6%		CMOs and Other Mortgage Related Securities 9.3%
	Other Investments 0.3%		Other Investments 0.4%
	Short-Term Investments and Net Other Assets(dagger) (5.3)%		Short-Term Investments and Net Other Assets(dagger) (8.5)%
* Foreign investments	6.6%	** Foreign investments	7.5%
* Futures and Swaps	6.0%	** Futures and Swaps	5.2%

(dagger) Short-Term Investments and Net Other Assets are not included in the pie chart.

A holdings listing for the Fund, which presents direct holdings as well as the pro rata share of any securities and other investments held indirectly through its investment in underlying non-money market Fidelity Central Funds, is available at fidelity.com.

Annual Report

Investments August 31, 2007

Showing Percentage of Net Assets

Nonconvertible Bonds - 5.2%
	Principal Amount (000s)	Value (000s)
CONSUMER DISCRETIONARY - 0.5%
Household Durables - 0.1%
Fortune Brands, Inc. 5.875% 1/15/36	$ 6,806	$ 6,136
Media - 0.4%
AOL Time Warner, Inc. 7.625% 4/15/31	3,250	3,523
Cox Communications, Inc. 6.45% 12/1/36 (c)	2,735	2,620
News America Holdings, Inc. 7.75% 12/1/45	3,160	3,459
News America, Inc.:
6.15% 3/1/37	3,955	3,674
6.2% 12/15/34	6,115	5,678
Time Warner Cable, Inc.:
5.85% 5/1/17 (c)	5,801	5,670
6.55% 5/1/37 (c)	9,796	9,522
		34,146
TOTAL CONSUMER DISCRETIONARY		40,282
CONSUMER STAPLES - 0.4%
Food & Staples Retailing - 0.2%
CVS Caremark Corp. 6.302% 6/1/37 (e)	12,815	12,379
Food Products - 0.1%
Kraft Foods, Inc.:
6% 2/11/13	7,895	8,054
7% 8/11/37	580	597
		8,651
Household Products - 0.0%
Kimberly-Clark Corp. 6.625% 8/1/37	2,938	3,098
Tobacco - 0.1%
Reynolds American, Inc. 7.25% 6/15/37	7,220	7,317
TOTAL CONSUMER STAPLES		31,445
ENERGY - 0.7%
Oil, Gas & Consumable Fuels - 0.7%
Duke Capital LLC 6.75% 2/15/32	2,765	2,745
Duke Energy Field Services 6.45% 11/3/36 (c)	7,000	6,919
Kinder Morgan Energy Partners LP 6.95% 1/15/38	1,065	1,071
Nakilat, Inc. 6.067% 12/31/33 (c)	7,770	7,514
Nexen, Inc.:
5.875% 3/10/35	3,710	3,362
6.4% 5/15/37	4,885	4,752
Nonconvertible Bonds - continued
	Principal Amount (000s)	Value (000s)
ENERGY - continued
Oil, Gas & Consumable Fuels - continued
Pemex Project Funding Master Trust:
5.75% 12/15/15	$ 9,020	$ 8,921
5.96% 12/3/12 (c)(e)	2,040	2,037
Plains All American Pipeline LP:
6.125% 1/15/17	2,445	2,453
6.65% 1/15/37	4,570	4,523
Ras Laffan Liquid Natural Gas Co. Ltd. III 6.332% 9/30/27 (c)	5,465	5,460
Talisman Energy, Inc. yankee 6.25% 2/1/38	3,065	2,880
Valero Energy Corp. 6.625% 6/15/37	2,010	2,027
		54,664
FINANCIALS - 1.5%
Capital Markets - 0.5%
Deutsche Bank AG London 6% 9/1/17	5,955	6,008
Goldman Sachs Group, Inc. 5.625% 1/15/17	7,000	6,691
JPMorgan Chase Capital XX 6.55% 9/29/36	14,550	13,098
Lehman Brothers Holdings, Inc. 6% 5/3/32 (e)	6,980	6,113
Morgan Stanley 4.75% 4/1/14	3,500	3,272
		35,182
Commercial Banks - 0.4%
Bank of America NA:
5.3% 3/15/17	3,500	3,372
6% 10/15/36	16,500	15,949
BB&T Capital Trust IV 6.82% 6/12/77 (e)	3,510	3,310
Wachovia Bank NA 5.85% 2/1/37	7,000	6,589
		29,220
Consumer Finance - 0.2%
SLM Corp.:
4.5% 7/26/10	3,080	2,851
5.5% 7/27/09 (e)	2,472	2,372
5.52% 7/26/10 (e)	9,378	8,837
		14,060
Diversified Financial Services - 0.1%
Citigroup, Inc.:
5.875% 5/29/37	1,600	1,515
6.125% 8/25/36	5,400	5,275
ZFS Finance USA Trust V 6.5% 5/9/67 (c)(e)	4,235	3,962
		10,752
Nonconvertible Bonds - continued
	Principal Amount (000s)	Value (000s)
FINANCIALS - continued
Insurance - 0.2%
AMBAC Financial Group, Inc. 6.15% 2/15/37	$ 4,655	$ 3,563
The Travelers Companies, Inc. 6.25% 6/15/37	8,350	8,107
		11,670
Real Estate Investment Trusts - 0.1%
Archstone-Smith Operating Trust 5.25% 5/1/15	3,365	3,246
UDR, Inc. 5.5% 4/1/14	6,340	6,185
		9,431
TOTAL FINANCIALS		110,315
INDUSTRIALS - 0.2%
Aerospace & Defense - 0.1%
Bombardier, Inc.:
6.3% 5/1/14 (c)	7,655	7,311
7.45% 5/1/34 (c)	1,860	1,823
		9,134
Airlines - 0.1%
Delta Air Lines, Inc. pass thru trust certificates 7.57% 11/18/10	5,270	5,336
TOTAL INDUSTRIALS		14,470
MATERIALS - 0.2%
Metals & Mining - 0.2%
United States Steel Corp. 6.65% 6/1/37	5,515	5,241
Vale Overseas Ltd. 6.25% 1/23/17	7,095	7,142
		12,383
TELECOMMUNICATION SERVICES - 1.1%
Diversified Telecommunication Services - 1.1%
AT&T, Inc. 6.8% 5/15/36	10,121	10,568
BellSouth Capital Funding Corp. 7.875% 2/15/30	3,540	4,033
British Telecommunications PLC 9.125% 12/15/30	4,515	6,034
SBC Communications, Inc.:
6.15% 9/15/34	7,545	7,314
6.45% 6/15/34	9,520	9,472
Sprint Capital Corp.:
6.875% 11/15/28	2,140	2,083
8.75% 3/15/32	14,267	16,469
Nonconvertible Bonds - continued
	Principal Amount (000s)	Value (000s)
TELECOMMUNICATION SERVICES - continued
Diversified Telecommunication Services - continued
Telecom Italia Capital SA 7.2% 7/18/36	$ 3,465	$ 3,603
Telefonica Emisiones SAU 7.045% 6/20/36	2,951	3,072
Verizon Communications, Inc. 6.25% 4/1/37	3,121	3,072
Verizon Global Funding Corp.:
5.85% 9/15/35	3,190	2,983
7.75% 12/1/30	14,735	16,696
		85,399
UTILITIES - 0.6%
Electric Utilities - 0.5%
Commonwealth Edison Co. 5.4% 12/15/11	4,692	4,664
Pepco Holdings, Inc.:
6.125% 6/1/17	7,000	7,067
7.45% 8/15/32	8,330	9,147
PPL Capital Funding, Inc. 6.7% 3/30/67 (e)	3,750	3,623
Tampa Electric Co.:
6.15% 5/15/37	6,260	6,077
6.55% 5/15/36	5,500	5,630
		36,208
Gas Utilities - 0.0%
NiSource Finance Corp. 5.45% 9/15/20	4,830	4,365
Multi-Utilities - 0.1%
MidAmerican Energy Holdings, Co. 6.5% 9/15/37 (c)	7,605	7,666
TOTAL UTILITIES		48,239
TOTAL NONCONVERTIBLE BONDS (Cost $404,834)		397,197
U.S. Government and Government Agency Obligations - 30.3%

U.S. Government Agency Obligations - 7.3%
Fannie Mae:
3.25% 2/15/09 (b)	146,470	143,231
5% 2/16/12 (b)	85,000	85,758
6.625% 9/15/09	3,055	3,167
Federal Home Loan Bank 5.375% 8/19/11	14,195	14,508
Freddie Mac:
4% 6/12/13	20,038	19,163
4.75% 3/5/09	5,533	5,523
U.S. Government and Government Agency Obligations - continued
	Principal Amount (000s)	Value (000s)
U.S. Government Agency Obligations - continued
Freddie Mac: - continued
5.25% 7/18/11 (b)	$ 93,407	$ 95,093
5.5% 8/20/12 (b)	154,150	158,905
5.75% 1/15/12	25,000	25,965
Tennessee Valley Authority 5.375% 4/1/56	5,395	5,373
U.S. Department of Housing and Urban Development Government guaranteed participation certificates Series 1999-A, 5.96% 8/1/09	3,600	3,625
TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS		560,311
U.S. Treasury Inflation Protected Obligations - 3.6%
U.S. Treasury Inflation-Indexed Notes:
0.875% 4/15/10	27,493	26,295
2% 1/15/14 (b)	207,132	202,269
2% 7/15/14	22,105	21,606
2.375% 4/15/11	31,172	31,114
TOTAL U.S. TREASURY INFLATION PROTECTED OBLIGATIONS		281,284
U.S. Treasury Obligations - 19.4%
U.S. Treasury Bonds:
6.25% 5/15/30 (b)	163,801	194,936
8% 11/15/21	79,717	105,407
U.S. Treasury Notes:
3.375% 10/15/09 (b)	215,570	211,983
4.25% 8/15/13 (b)	220,990	220,248
4.25% 8/15/14 (b)	70,000	69,459
4.625% 7/31/12 (d)	171,329	174,083
4.75% 5/15/14 (b)	431,102	440,867
4.875% 5/15/09 (b)	71,290	72,059
TOTAL U.S. TREASURY OBLIGATIONS		1,489,042
TOTAL U.S. GOVERNMENT AND GOVERNMENT AGENCY OBLIGATIONS (Cost $2,318,612)		2,330,637
U.S. Government Agency - Mortgage Securities - 14.4%
	Principal Amount (000s)	Value (000s)
Fannie Mae - 14.1%
4.5% 4/1/20	$ 3,566	$ 3,443
4.5% 9/1/22 (d)	50,000	48,015
4.5% 9/1/22 (d)	4,000	3,841
5% 9/1/22 (d)	90,000	87,963
5% 9/1/22 (d)	21,000	20,525
5% 9/1/37 (d)	30,000	28,532
5% 9/1/37 (d)	50,000	47,554
5% 9/1/37 (d)	83,000	78,939
5% 9/1/37 (d)	142,000	135,052
5.5% 9/1/37 (d)	100,000	97,716
5.5% 9/1/37 (d)	150,000	146,573
5.5% 9/1/37 (d)	125,000	122,145
6% 9/1/22 (d)	2,000	2,021
6% 9/1/37 (d)	44,000	43,986
6% 9/1/37 (d)	60,000	59,981
6% 9/1/37 (d)	80,000	79,975
6.5% 9/1/37 (d)	75,000	76,150
11.5% 8/1/14	3	3
TOTAL FANNIE MAE		1,082,414
Freddie Mac - 0.0%
11.75% 9/1/13	12	13
Government National Mortgage Association - 0.3%
6.5% 9/1/37 (d)	11,000	11,210
6.5% 9/1/37 (d)	9,000	9,172
TOTAL GOVERNMENT NATIONAL MORTGAGE ASSOCIATION		20,382
TOTAL U.S. GOVERNMENT AGENCY - MORTGAGE SECURITIES (Cost $1,094,891)		1,102,809
Asset-Backed Securities - 0.1%

ACE Securities Corp. Series 2005-SD1 Class A1, 5.905% 11/25/50 (e)	546	526
Amortizing Residential Collateral Trust Series 2002-BC1 Class M2, 6.605% 1/25/32 (e)	267	242
Asset-Backed Securities - continued
	Principal Amount (000s)	Value (000s)
Capital Auto Receivables Asset Trust Series 2006-SN1A:
Class B, 5.5% 4/20/10 (c)	$ 995	$ 991
Class C, 5.77% 5/20/10 (c)	955	949
Class D, 6.15% 4/20/11 (c)	1,620	1,619
Onyx Acceptance Owner Trust Series 2005-B Class A4, 4.34% 5/15/12	4,220	4,163
TOTAL ASSET-BACKED SECURITIES (Cost $8,602)		8,490
Collateralized Mortgage Obligations - 0.3%

Private Sponsor - 0.2%
Chase Mortgage Finance Trust Series 2007-A1 Class 1A5, 4.3588% 2/25/37 (e)	663	653
Countrywide Home Loans pass-thru certificates Series 2007-HY5 Class 3A1, 6.2335% 9/25/37 (e)	4,934	4,860
Credit Suisse First Boston Mortgage Securities Corp. floater Series 2007-AR7 Class 2A1, 4.6454% 11/25/34 (e)	3,013	2,961
JPMorgan Mortgage Trust Series 2007-A1 Class 3A2, 5.0072% 7/25/35 (e)	3,150	3,101
Wells Fargo Mortgage Backed Securities Trust:
Series 2005-AR12 Class 2A6, 4.3186% 7/25/35 (e)	857	836
Series 2005-AR3 Class 2A1, 4.187% 3/25/35 (e)	1,686	1,654
TOTAL PRIVATE SPONSOR		14,065
U.S. Government Agency - 0.1%
Fannie Mae subordinate REMIC pass-thru certificates planned amortization class:
Series 2001-68 Class QZ, 5.5% 12/25/16	5,662	5,673
Series 2002-9 Class PC, 6% 3/25/17	1,147	1,158
TOTAL U.S. GOVERNMENT AGENCY		6,831
TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (Cost $20,868)		20,896
Commercial Mortgage Securities - 0.2%

Credit Suisse First Boston Mortgage Securities Corp.:
Series 1998-C1 Class C, 6.78% 5/17/40	9,200	9,302
Series 2004-C1 Class ASP, 0.7916% 1/15/37 (c)(e)(g)	59,688	1,407
Commercial Mortgage Securities - continued
	Principal Amount (000s)	Value (000s)
LB Commercial Conduit Mortgage Trust sequential payer Series 1999-C1 Class A2, 6.78% 6/15/31	$ 4,804	$ 4,871
LB-UBS Commercial Mortgage Trust sequential payer Series 2006-C7 Class A1, 5.279% 11/15/38	1,819	1,816
TOTAL COMMERCIAL MORTGAGE SECURITIES (Cost $17,798)		17,396
Fixed-Income Funds - 50.1%
	Shares
Fidelity 1-3 Year Duration Securitized Bond Central Fund (f)	1,488,554	142,068
Fidelity 2-5 Year Duration Securitized Bond Central Fund (f)	4,918,178	480,949
Fidelity Corporate Bond 1-10 Year Central Fund (f)	10,293,477	1,018,745
Fidelity Mortgage Backed Securities Central Fund (f)	15,099,167	1,483,795
Fidelity Ultra-Short Central Fund (f)	7,700,884	728,119
TOTAL FIXED-INCOME FUNDS (Cost $3,960,426)		3,853,676
Cash Equivalents - 39.1%
	Maturity Amount (000s)
Investments in repurchase agreements in a joint trading account at:
5.37%, dated 8/31/07 due 9/4/07 (Collateralized by U.S. Government Obligations) #	$ 1,164,317	1,163,622
5.4%, dated 8/31/07 due 9/4/07 (Collateralized by U.S. Government Obligations) # (a)	1,842,152	1,841,047
TOTAL CASH EQUIVALENTS (Cost $3,004,669)		3,004,669
TOTAL INVESTMENT PORTFOLIO - 139.7% (Cost $10,830,700)		10,735,770
NET OTHER ASSETS - (39.7)%		(3,049,153)
NET ASSETS - 100%		$ 7,686,617
Swap Agreements
	Expiration Date	Notional Amount (000s)	Value (000s)
Credit Default Swaps

Receive from Bank of America upon credit event of Bristol-Myers Squibb Co., par value of the notional amount of Bristol-Myers Squibb Co. 5.25% 8/15/13, and pay quarterly notional amount multiplied by .30%

	Sept. 2017	$ 5,500	$ 56
Receive from Bank of America upon credit event of Eli Lilly & Co., par value of the notional amount of Eli Lilly & Co. 6.57% 1/1/16, and pay quarterly notional amount multiplied by .22%	Sept. 2017	4,385	12
Receive from Citibank upon credit event of Bristol-Myers Squibb Co., par value of the notional amount of Bristol-Myers Squibb Co. 5.25% 8/15/13, and pay quarterly notional amount multiplied by .32%	Sept. 2017	2,300	20
Receive from Citibank upon credit event of Schering-Plough Corp., par value of the notional amount of Schering-Plough Corp. 5.55% 12/1/13, and pay quarterly notional amount multiplied by .4%	Sept. 2017	3,900	27
Receive from Citibank upon credit event of Schering-Plough Corp., par value of the notional amount of Schering-Plough Corp. 5.55% 12/1/13, and pay quarterly notional amount multiplied by .42%	Sept. 2017	6,600	35
Receive from Goldman Sachs upon credit event of CSX Corp., par value of the notional amount of CSX Corp. 5.30% 2/15/14, and pay quarterly notional amount multiplied by .77%	Sept. 2017	7,700	81
Receive from Goldman Sachs upon credit event of Eli Lilly & Co., par value of the notional amount of Eli Lilly & Co. 6.57% 1/1/16, and pay quarterly notional amount multiplied by .24%	Sept. 2017	3,900	6
TOTAL CREDIT DEFAULT SWAPS		34,285	237
Swap Agreements - continued
	Expiration Date	Notional Amount (000s)	Value (000s)
Interest Rate Swaps
Receive semi-annually a fixed rate equal to 4.9575% and pay quarterly a floating rate based on 3-month LIBOR with Lehman Brothers Specialty Finance, Inc.	Dec. 2011	$ 100,000	$ 1,316
Receive semi-annually a fixed rate equal to 5.235% and pay quarterly a floating rate based on 3-month LIBOR with JPMorgan Chase, Inc.	June 2012	150,000	3,788
Receive semi-annually a fixed rate equal to 5.556% and pay quarterly a floating rate based on 3-month LIBOR with JPMorgan Chase, Inc.	June 2012	25,000	632
TOTAL INTEREST RATE SWAPS		275,000	5,736
Total Return Swaps
Receive monthly a return equal to Lehman Brothers CMBS U.S. Aggregate Index and pay monthly a floating rate based on 1-month LIBOR minus 17.5 basis points with Lehman Brothers, Inc.	Sept. 2007	25,000	213
Receive monthly a return equal to Lehman Brothers CMBS U.S. Aggregate Index and pay monthly a floating rate based on 1-month LIBOR with Lehman Brothers, Inc.	Dec. 2007	30,000	251
TOTAL TOTAL RETURN SWAPS		55,000	464
		$ 364,285	$ 6,437
Legend
(a) Includes investment made with cash collateral received from securities on loan.
(b) Security or a portion of the security is on loan at period end.

(c) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $65,470,000 or 0.9% of net assets.

(d) Security or a portion of the security purchased on a delayed delivery or when-issued basis.
(e) The coupon rate shown on floating or adjustable rate securities represents the rate at period end.

(f) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. A complete schedule of portfolio holdings for each Fidelity Central Fund is filed with the SEC for the first and third quarters of each fiscal year on Form N-Q and is available upon request or at the SEC's web site at www.sec.gov. A holdings listing for the Fund, which presents direct holdings as well as the pro rata share of securities and other investments held indirectly through its investment in underlying non-money market Fidelity Central Funds, is available at fidelity.com. In addition, each Fidelity Central Fund's financial statements, which are not covered by the Fund's Report of Independent Registered Public Accounting Firm, are available on the SEC's web site or upon request.

(g) Security represents right to receive monthly interest payments on an underlying pool of mortgages or assets. Principal shown is the outstanding par amount of the pool held as of the end of the period.

# Additional Information on each counterparty to the repurchase agreement is as follows:
Repurchase Agreement / Counterparty	Value (Amounts in thousands)
$1,163,622,000 due 9/04/07 at 5.37%
BNP Paribas Securities Corp.	$ 26,887
Banc of America Securities LLC	412,045
Bank of America, NA	185,201
Bear Stearns & Co., Inc.	23,150
Citigroup Global Markets, Inc.	73,015
Credit Suisse Securities (USA) LLC	46,300
Greenwich Capital Markets, Inc.	23,150
HSBC Securities (USA), Inc.	46,300
ING Financial Markets LLC	92,600
Societe Generale, New York Branch	138,901
UBS Securities LLC	45,143
WestLB AG	50,930
$ 1,163,622
$1,841,047,000 due 9/04/07 at 5.40%
Barclays Capital, Inc.	$ 1,179,833
Citigroup Global Markets, Inc.	155,572
Countrywide Securities Corp.	505,642
$ 1,841,047
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned (Amounts in thousands)
Fidelity 1-3 Year Duration Securitized Bond Central Fund	$ 7,135
Fidelity 2-5 Year Duration Securitized Bond Central Fund	17,588
Fidelity Corporate Bond 1-10 Year Central Fund	44,066
Fidelity Mortgage Backed Securities Central Fund	57,056
Fidelity Ultra-Short Central Fund	48,893
Total	$ 174,738

Additional information regarding the Fund's fiscal year to date purchases and sales, including the ownership percentage, of the non Money Market Central Funds is as follows:
Fund (Amounts in thousands)	Value, beginning of period	Purchases	Sales Proceeds	Value, end of period	% ownership, end of period
Fidelity 1-3 Year Duration Securitized Bond Central Fund	$ -	$ 148,785*	$ -	$ 142,068	5.1%
Fidelity 2-5 Year Duration Securitized Bond Central Fund	-	489,710*	-	480,949	12.7%
Fidelity Corporate Bond 1-10 Year Central Fund	-	1,088,380*	59,964	1,018,745	14.3%
Fidelity Mortgage Backed Securities Central Fund	-	1,509,337*	-	1,483,795	17.2%
Fidelity Ultra-Short Central Fund	669,228	267,063*	161,967	728,119	5.8%
Total	$ 669,228	$ 3,503,275	$ 221,931	$ 3,853,676
* Includes the value of shares received through in-kind contributions. See Note 6 of the Notes to Financial Statements.
Income Tax Information
At August 31, 2007, the fund had a capital loss carryforward of approximately $52,620,000 of which $10,950,000, $39,864,000 and $1,806,000 will expire on August 31, 2013, 2014 and 2015, respectively.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Statements

Statement of Assets and Liabilities

Amounts in thousands (except per-share amount)	August 31, 2007

Assets
Investment in securities, at value (including securities loaned of $1,790,570 and repurchase agreements of $3,004,669) - See accompanying schedule: Unaffiliated issuers (cost $6,870,274)	$ 6,882,094
Fidelity Central Funds (cost $3,960,426)	3,853,676
Total Investments (cost $10,830,700)		$ 10,735,770
Cash		1
Receivable for fund shares sold		36,247
Interest receivable		29,533
Distributions receivable from Fidelity Central Funds		18,565
Swap agreements, at value		6,437
Prepaid expenses		8
Receivable from investment adviser for expense reductions		1,007
Total assets		10,827,568

Liabilities
Payable for investments purchased Regular delivery	$ 23,659
Delayed delivery	1,265,595
Payable for fund shares redeemed	6,469
Distributions payable	774
Accrued management fee	2,010
Other affiliated payables	1,001
Other payables and accrued expenses	396
Collateral on securities loaned, at value	1,841,047
Total liabilities		3,140,951

Net Assets		$ 7,686,617
Net Assets consist of:
Paid in capital		$ 7,820,030
Undistributed net investment income		19,038
Accumulated undistributed net realized gain (loss) on investments		(63,958)
Net unrealized appreciation (depreciation) on investments		(88,493)
Net Assets, for 714,189 shares outstanding		$ 7,686,617
Net Asset Value, offering price and redemption price per share ($7,686,617 ÷ 714,189 shares)		$ 10.76

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Statements - continued

Statement of Operations

Amounts in thousands	Year ended August 31, 2007

Investment Income
Interest		$ 185,778
Income from Fidelity Central Funds		174,738
Total income		360,516

Expenses
Management fee	$ 21,882
Transfer agent fees	10,456
Accounting and security lending fees	965
Custodian fees and expenses	102
Independent trustees' compensation	22
Registration fees	204
Audit	86
Legal	38
Miscellaneous	52
Total expenses before reductions	33,807
Expense reductions	(12,607)	21,200
Net investment income		339,316
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	(7,493)
Fidelity Central Funds	(7,448)
Swap agreements	(5,710)
Capital gain distributions from Fidelity Central Funds	122
Total net realized gain (loss)		(20,529)
Change in net unrealized appreciation (depreciation) on: Investment securities:
Unaffiliated securities	48,357
Fidelity Central Funds	(89,004)
Swap agreements	6,502
Delayed delivery commitments	9
Total change in net unrealized appreciation (depreciation)		(34,136)
Net gain (loss)		(54,665)
Net increase (decrease) in net assets resulting from operations		$ 284,651

See accompanying notes which are an integral part of the financial statements.

Annual Report

Statement of Changes in Net Assets

Amounts in thousands	Year ended August 31, 2007	Six months ended August 31, 2006*	Year ended February 28, 2006
Increase (Decrease) in Net Assets
Operations
Net investment income	$ 339,316	$ 144,876	$ 246,469
Net realized gain (loss)	(20,529)	(38,846)	(15,022)
Change in net unrealized appreciation (depreciation)	(34,136)	8,044	(85,826)
Net increase (decrease) in net assets resulting from operations	284,651	114,074	145,621
Distributions to shareholders from net investment income	(328,193)	(135,906)	(240,146)
Distributions to shareholders from net realized gain	-	-	(19,742)
Total distributions	(328,193)	(135,906)	(259,888)
Share transactions Proceeds from sales of shares	3,086,168	1,020,976	2,008,226
Reinvestment of distributions	320,134	132,510	253,840
Cost of shares redeemed	(1,804,868)	(787,045)	(1,745,413)
Net increase (decrease) in net assets resulting from share transactions	1,601,434	366,441	516,653
Total increase (decrease) in net assets	1,557,892	344,609	402,386

Net Assets
Beginning of period	6,128,725	5,784,116	5,381,730
End of period (including undistributed net investment income of $19,038, $10,549 and $4,938, respectively)	$ 7,686,617	$ 6,128,725	$ 5,784,116
Other Information Shares
Sold	284,801	95,551	182,793
Issued in reinvestment of distributions	29,526	12,400	23,150
Redeemed	(166,749)	(73,685)	(159,376)
Net increase (decrease)	147,578	34,266	46,567

* The Fund changed its fiscal year end from February 28 to August 31, effective August 31, 2006.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Highlights

Years ended August 31,	2007	2006 G	2006 K	2005 K	2004 J	2003 K
Selected Per-Share Data
Net asset value, beginning of period	$ 10.82	$ 10.87	$ 11.08	$ 11.33	$ 11.36	$ 10.90
Income from Investment Operations
Net investment income D	.537	.266	.473	.415	.413	.505
Net realized and unrealized gain (loss)	(.078)	(.067)	(.183)	(.145)	.153	.569
Total from investment operations	.459	.199	.290	.270	.566	1.074
Distributions from net investment income	(.519)	(.249)	(.460)	(.420)	(.416)	(.494)
Distributions from net realized gain	-	-	(.040)	(.100)	(.180)	(.120)
Total distributions	(.519)	(.249)	(.500)	(.520)	(.596)	(.614)
Net asset value, end of period	$ 10.76	$ 10.82	$ 10.87	$ 11.08	$ 11.33	$ 11.36
Total Return B, C	4.31%	1.89%	2.67%	2.46%	5.14%	10.15%
Ratios to Average Net Assets E, H
Expenses before reductions	.49%	.50% A	.51%	.53%	.49%	.49%
Expenses net of fee waivers, if any	.32%	.32% A	.32%	.32%	.32%	.32%
Expenses net of all reductions	.31%	.31% A	.31%	.32%	.32%	.32%
Net investment income	4.96%	4.94% A	4.31%	3.73%	3.65%	4.56%
Supplemental Data
Net assets, end of period (in millions)	$ 7,687	$ 6,129	$ 5,784	$ 5,382	$ 4,878	$ 4,845
Portfolio turnover rate F	174% I	82% A	108%	160%	217%	204%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Calculated based on average shares outstanding during the period.

E Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

F Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

G For the six month period ended August 31. The Fund changed its fiscal year end from February 28 to August 31, effective August 31, 2006.

H Expense ratios reflect operating expenses of the Fund. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or expense offset arrangements and do not represent the amount paid by the Fund during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the Fund.

I Portfolio turnover rate excludes securities received or delivered through non-taxable in-kind activity.

J For the year ended February 29.

K For the period ended February 28.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Notes to Financial Statements

For the period ended August 31, 2007

(Amounts in thousands except ratios)

1. Organization.

Fidelity U.S. Bond Index Fund (the Fund) is a fund of Fidelity Fixed-Income Trust (the trust) (formerly of Concord Street Trust) and is authorized to issue an unlimited number of shares. Effective April 19, 2007, the Board of Trustees approved an Agreement and Plan of Reorganization whereby the Fund reorganized into Fidelity Fixed-Income Trust effective June 29, 2007 (Trust Reorganization). The Trust Reorganization does not impact the Fund's investment strategies or Fidelity Management & Research Company's (FMR) management of the Fund. The trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust.

2. Investments in Fidelity Central Funds.

The Fund may invest in Fidelity Central Funds which are open-end investment companies available only to other investment companies and accounts managed by FMR and its affiliates. The Fund's Schedule of Investments lists each of the Fidelity Central Funds as an investment of the Fund, but does not include the underlying holdings of each Fidelity Central Fund. As an Investing Fund, the Fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

Based on their investment objective, each Fidelity Central Fund may invest or participate in various investment vehicles or strategies that are similar to those of the Fund. These strategies are consistent with the investment objectives of the Fund and may involve certain economic risks which may cause a decline in value of each of the Fidelity Central Funds and thus a decline in the value of the Fund. The following summarizes the Fund's investment in each Fidelity Central Fund.

Fidelity Central Fund	Investment Manager	Investment Objective	Investment Practices
Fidelity 1-3 Year Duration Securitized Bond Central Fund	Fidelity Investment Money Management, Inc. (FIMM)	Seeks a high level of income by normally investing in investment-grade securitized debt securities and repurchase agreements for those securities.	Futures Repurchase Agreements Restricted Securities Swap Agreements
Fidelity 2-5 Year Duration Securitized Bond Central Fund	FIMM	Seeks a high level of income by normally investing in investment-grade securitized debt securities and repurchase agreements for those securities.	Repurchase Agreements Restricted Securities Swap Agreements

Annual Report

Notes to Financial Statements - continued

(Amounts in thousands except ratios)

2. Investments in Fidelity Central Funds - (continued)

Fidelity Central Fund	Investment Manager	Investment Objective	Investment Practices
Fidelity Corporate Bond 1-10 Year Central Fund	FIMM	Seeks a high level of income by normally investing in investment-grade corporate bonds and other corporate debt securities and repurchase agreements for those securities.	Repurchase Agreements Restricted Securities Swap Agreements
Fidelity Mortgage Backed Securities Central Fund	FIMM	Seeks a high level of income by normally investing in investment-grade mortgage-related securities and repurchase agreements for those securities.	Delayed Delivery & When Issued Securities Mortgage Dollar Rolls Repurchase Agreements Swap Agreements
Fidelity Ultra-Short Central Fund	FIMM	Seeks to obtain a high level of current income consistent with preservation of capital by investing in U.S. dollar denominated money market and investment-grade debt securities.	Futures Mortgage Dollar Rolls Repurchase Agreements Restricted Securities Swap Agreements

The Central Funds may invest a portion of their assets in securities of issuers that hold mortgage securities, including subprime mortgage securities. The value of these securities is sensitive to changes in economic conditions, including delinquencies and/or defaults, and may be adversely affected by shifts in the market's perception of the issuers and changes in interest rates.

A holdings listing for the Fund, which presents direct holdings as well as the pro rata share of any securities and other investments held indirectly through its investment in underlying non-money market Fidelity Central Funds, is available at fidelity.com. A complete list of holdings for each Fidelity Central Fund is available upon request or at the SEC's web site at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds, which are not covered by the Fund's Report of Independent Registered Public Accounting Firm, are available on the SEC's web site or upon request.

3. Significant Accounting Policies.

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America, which require management to make certain estimates and assumptions at the date of the financial statements. The following summarizes the significant accounting policies of the Fund:

Security Valuation. Investments are valued and net asset value per share is calculated (NAV calculation) as of the close of business of the New York Stock Exchange, normally 4:00 p.m. Eastern time. Wherever possible, the Fund uses independent pricing services approved by the Board of Trustees to value its investments. Debt securities, including restricted securities, for which quotations are readily available, are valued by independent pricing services or by dealers who make markets in such securities. Pricing services consider yield or price of bonds of comparable quality, coupon, maturity and type as well as available dealer supplied prices.

Annual Report

3. Significant Accounting Policies - continued

Security Valuation - continued

When current market prices or quotations are not readily available or do not accurately reflect fair value, valuations may be determined in accordance with procedures adopted by the Board of Trustees. Factors used in the determination of fair value may include current market trading activity, interest rates, credit quality and default rates. The frequency of when fair value pricing is used is unpredictable. The value of securities used for NAV calculation under fair value pricing may differ from published prices for the same securities. Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued at amortized cost, which approximates value.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV for processing shareholder transactions includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost and may include proceeds received from litigation. Interest income and income and capital gain distributions from the Fidelity Central Funds are accrued as earned. Interest income includes coupon interest and amortization of premium and accretion of discount on debt securities.

Expenses. Most expenses of the trust can be directly attributed to a fund. Expenses which cannot be directly attributed are apportioned among each Fund in the trust. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known. All legal and other expenses associated with the Trust Reorganization will be paid by FMR.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company by distributing all of its taxable income and realized gains under Subchapter M of the Internal Revenue Code. As a result, no provision for income taxes is required in the accompanying financial statements.

Dividends are declared daily and paid monthly from net investment income. Distributions from realized gains, if any, are recorded on the ex-dividend date. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from generally accepted accounting principles.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. Certain adjustments have been made to the accounts relating to prior periods. Collectively, these adjustments have no impact on net assets or the results of operations. Temporary book-tax differences will reverse in a subsequent period.

Annual Report

Notes to Financial Statements - continued

(Amounts in thousands except ratios)

3. Significant Accounting Policies - continued

Income Tax Information and Distributions to Shareholders - continued

Book-tax differences are primarily due to the short-term gain distributions from the Fidelity Central Funds, swap agreements, prior period premium and discount on debt securites, market discount, partnerships (including allocations from Fidelity Central Funds), deferred trustees compensation, financing transactions, capital loss carryforwards and losses deferred due to wash sales and excise tax regulations.

The tax-basis components of distributable earnings and the federal tax cost as of period end were as follows:

Unrealized appreciation	$ 54,844
Unrealized depreciation	(115,294)
Net unrealized appreciation (depreciation)	(60,450)
Undistributed ordinary income	13,408
Capital loss carryforward	(52,620)

Cost for federal income tax purposes	$ 10,796,220

The tax character of distributions paid was as follows:

	August 31, 2007	Six months ended August 31, 2006	February 28, 2006
Ordinary Income	$ 328,193	$ 135,906	$ 252,485
Long-term Capital Gains	-	-	7,403
Total	$ 328,193	$ 135,906	$ 259,888

New Accounting Pronouncements. In July 2006, Financial Accounting Standards Board Interpretation No. 48, Accounting for Uncertainty in Income Taxes - an interpretation of FASB Statement 109 (FIN 48), was issued and is effective on the last business day of the semiannual reporting period for fiscal years beginning after December 15, 2006. FIN 48 sets forth a threshold for financial statement recognition, measurement and disclosure of a tax position taken or expected to be taken on a tax return. Management has concluded that the adoption of FIN 48 will not result in a material impact on the Fund's net assets, results of operations and financial statement disclosures.

In addition, in September 2006, Statement of Financial Accounting Standards No. 157, Fair Value Measurements (SFAS 157), was issued and is effective for fiscal years beginning after November 15, 2007. SFAS 157 defines fair value, establishes a framework for measuring fair value and expands disclosures about fair value measurements. Management is currently evaluating the impact the adoption of SFAS 157 will have on the Fund's financial statement disclosures.

Annual Report

4. Operating Policies.

Repurchase Agreements. FMR has received an Exemptive Order from the Securities and Exchange Commission (the SEC) which permits the Fund and other affiliated entities of FMR to transfer uninvested cash balances into joint trading accounts which are then invested in repurchase agreements. The Fund may also invest directly with institutions in repurchase agreements. Repurchase agreements are collateralized by government or non-government securities. Upon settlement date, collateral is held in segregated accounts with custodian banks and may be obtained in the event of a default of the counterparty. The Fund monitors, on a daily basis, the value of the collateral to ensure it is at least equal to the principal amount of the repurchase agreement (including accrued interest). In the event of a default by the counterparty, realization of the collateral proceeds could be delayed, during which time the value of the collateral may decline.

Delayed Delivery Transactions and When-Issued Securities. The Fund may purchase or sell securities on a delayed delivery or when-issued basis. Payment and delivery may take place after the customary settlement period for that security. The price of the underlying securities and the date when the securities will be delivered and paid for are fixed at the time the transaction is negotiated. During the time a delayed delivery sell is outstanding, the contract is marked-to-market daily and equivalent deliverable securities are held for the transaction. The value of the securities purchased on a delayed delivery or when-issued basis are identified as such in the Fund's Schedule of Investments. The Fund may receive compensation for interest forgone in the purchase of a delayed delivery or when-issued security. With respect to purchase commitments, the Fund identifies securities as segregated in its records with a value at least equal to the amount of the commitment. Losses may arise due to changes in the value of the underlying securities or if the counterparty does not perform under the contract's terms, or if the issuer does not issue the securities due to political, economic, or other factors.

Restricted Securities. The Fund may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities is included at the end of the Fund's Schedule of Investments.

Swap Agreements. The Fund may invest in swaps for the purpose of managing its exposure to interest rate, credit or market risk.

Interest rate swaps are agreements to exchange cash flows periodically based on a notional principal amount, for example, the exchange of fixed rate interest payments for floating rate interest payments. The primary risk associated with interest rate swaps is that unfavorable changes in the fluctuation of interest rates could adversely impact a fund.

Annual Report

Notes to Financial Statements - continued

(Amounts in thousands except ratios)

4. Operating Policies - continued

Swap Agreements - continued

Total return swaps are agreements to exchange the return generated by one instrument or index for the return generated by another instrument, for example, the agreement to pay interest in exchange for a market-linked return based on a notional amount. To the extent the total return of the index exceeds the offsetting interest obligation, a fund will receive a payment from the counterparty. To the extent it is less, a fund will make a payment to the counterparty.

Credit default swaps involve the exchange of a fixed rate premium for protection against the loss in value of an underlying debt instrument in the event of a defined credit event (such as payment default or bankruptcy). Under the terms of the swap, one party acts as a "guarantor" receiving a periodic payment that is a fixed percentage applied to a notional principal amount. In return the party agrees to purchase the notional amount of the underlying instrument, at par, if a credit event occurs during the term of the swap. The Fund may enter into credit default swaps in which either it or its counterparty act as guarantors. By acting as the guarantor of a swap, a fund assumes the market and credit risk of the underlying instrument including liquidity and loss of value.

Swaps are marked-to-market daily based on dealer-supplied valuations and changes in value are recorded as unrealized appreciation (depreciation). Periodic payments and premiums received or made by the Fund are recorded in the accompanying Statement of Operations as realized gains or losses, respectively. Gains or losses are realized upon early termination of the swap agreement. Collateral, in the form of cash or securities, may be required to be held in segregated accounts with a fund's custodian in compliance with swap contracts. Risks may exceed amounts recognized on the Statement of Assets and Liabilities. These risks include changes in the returns of the underlying instruments, failure of the counterparties to perform under the contracts' terms and the possible lack of liquidity with respect to the swap agreements. Details of swap agreements open at period end are included in the Fund's Schedule of Investments under the caption "Swap Agreements."

Mortgage Dollar Rolls. To earn additional income, the Fund may employ trading strategies which involve the sale and simultaneous agreement to repurchase similar securities ("mortgage dollar rolls") or the purchase and simultaneous agreement to sell similar securities ("reverse mortgage dollar rolls"). The securities traded are mortgage securities and bear the same interest rate but may be collateralized by different pools of mortgages. During the period between the sale and repurchase in a mortgage dollar roll transaction, a fund will not be entitled to receive interest and principal payments on the securities sold but will invest the proceeds of the sale in other securities which may

Annual Report

4. Operating Policies - continued

Mortgage Dollar Rolls - continued

enhance the yield and total return. In addition, the difference between the sale price and the future purchase price is recorded as an adjustment to investment income. During the period between the purchase and subsequent sale in a reverse mortgage dollar roll transaction a fund is entitled to interest and principal payments on the securities purchased. The price differential between the purchase and sale is recorded as an adjustment to investment income. Losses may arise due to changes in the value of the securities or if the counterparty does not perform under the terms of the agreement. If the counterparty files for bankruptcy or becomes insolvent, a fund's right to repurchase or sell securities may be limited.

5. Purchases and Sales of Investments.

Purchases and sales of securities (including the Fixed-Income Central Funds), other than short-term securities, U.S. government securities and non-taxable in-kind transactions, aggregated $1,268,562 and $839,023, respectively.

6. Fees and Other Transactions with Affiliates.

Management Fee. FMR and its affiliates provide the Fund with investment management related services for which the Fund pays a monthly management fee that is based on an annual rate of .32% of the Fund's average net assets.

Transfer Agent Fees. Fidelity Investments Institutional Operations Company, Inc. (FIIOC), an affiliate of FMR, is the Fund's transfer, dividend disbursing and shareholder servicing agent. FIIOC receives account fees and asset-based fees that vary according to account size and type of account. FIIOC pays for typesetting, printing and mailing of shareholder reports, except proxy statements. For the period, the transfer agent fees were equivalent to an annual rate of .15% of average net assets.

Accounting and Security Lending Fees. Fidelity Service Company, Inc. (FSC), an affiliate of FMR, maintains the Fund's accounting records. The accounting fee is based on the level of average net assets for the month. Under a separate contract, FSC administers the security lending program. The security lending fee is based on the number and duration of lending transactions.

Exchange-In-Kind. During the period, the Fund exchanged securities for shares of four newly created Fidelity Fixed-Income Central Funds, all of which are affiliated investment companies managed by FIMM, an affiliate of FMR. The Fund delivered securities to each Fixed-Income Central Fund in exchange for shares of each respective Fixed-Income

Annual Report

Notes to Financial Statements - continued

(Amounts in thousands except ratios)

6. Fees and Other Transactions with Affiliates - continued

Exchange-In-Kind - continued

Central Fund, as presented in the accompanying table. Each exchange is considered a non-taxable exchange for federal income tax purposes, with no gain or loss recognized by the Fund or its shareholders.

Fidelity Fixed-Income Central Fund	Value of Securities Delivered (including accrued interest)	Unrealized Appreciation/ (Depreciation)	Shares of Fixed-Income Central Fund Exchanged
1-3 Year Duration Securitized Bond Central Fund	$ 132,510	$ (1,800)	1,325
2-5 Year Duration Securitized Bond Central Fund	314,539	(1,570)	3,145
Corporate Bond 1-10 Year Central Fund	1,029,078	(635)	10,291
Mortgage Backed Securities Central Fund	1,364,464	(12,929)	13,645
Total	$ 2,840,591	$ (16,934)	28,406

On April 27, 2007, the Fund purchased 677 shares of Fidelity Ultra Short Central Fund, an affiliated entity, valued at $67,063 by transferring securities of equal value, including accrued interest. This is considered taxable for federal income tax purposes, and the Fund recognized a gain of $15.

7. Committed Line of Credit.

The Fund participates with other funds managed by FMR in a $4.2 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The Fund has agreed to pay commitment fees on its pro rata portion of the line of credit, which amounted to $15 and is reflected in Miscellaneous Expense on the Statement of Operations. During the period, there were no borrowings on this line of credit.

8. Security Lending.

The Fund lends portfolio securities from time to time in order to earn additional income. On the settlement date of the loan, the Fund receives collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of business of the Fund and any additional required collateral is delivered to the Fund on the next business day. If the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, a fund could experience delays and costs in recovering the securities loaned or in gaining access to

Annual Report

8. Security Lending - continued

the collateral. Any cash collateral received is invested in cash equivalents. The value of loaned securities and cash collateral at period end are disclosed on the Fund's Statement of Assets and Liabilities. Security lending income represents the income earned on investing cash collateral, less fees and expenses associated with the loan, plus any premium payments that may be received on the loan of certain types of securities. Security lending income is presented in the Statement of Operations as a component of interest income. Net income from lending portfolio securities during the period amounted to $2,828.

9. Expense Reductions.

FMR contractually agreed to waive expenses of the Fund to the extent annual operating expenses exceeded .32% of average net assets. This waiver will remain in place indefinitely and cannot be changed without approval of the Fund's Board of Trustees. Some expenses, for example interest expense, including commitment fees, are excluded from this waiver. During the period this waiver reduced the Fund's expenses by $11,912.

In addition, through arrangements with the Fund's custodian and transfer agent, credits realized as a result of uninvested cash balances were used to reduce the Fund's expenses. During the period, these credits reduced the Fund's custody and transfer agent expenses by $89 and $606, respectively.

10. Other.

The Fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

Annual Report

Report of Independent Registered Public Accounting Firm

To the Trustees of Fidelity Fixed-Income Trust and the Shareholders of Fidelity U.S. Bond Index Fund:

In our opinion, the accompanying statement of assets and liabilities, including the schedule of investments, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of Fidelity U.S. Bond Index Fund (a fund of Fidelity Fixed-Income Trust) at August 31, 2007, the results of its operations for the year then ended, the changes in its net assets for each of the periods indicated and the financial highlights for each of the periods indicated, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as "financial statements") are the responsibility of the Fidelity U.S. Bond Index Fund's management. Our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at August 31, 2007 by correspondence with the custodian and brokers, provide a reasonable basis for our opinion.

PricewaterhouseCoopers LLP

Boston, Massachusetts

November 6, 2007

Annual Report

Trustees and Officers

The Trustees, Members of the Advisory Board, and executive officers of the trust and fund, as applicable, are listed below. The Board of Trustees governs the fund and is responsible for protecting the interests of shareholders. The Trustees are experienced executives who meet periodically throughout the year to oversee the fund's activities, review contractual arrangements with companies that provide services to the fund, and review the fund's performance. Except for James C. Curvey, each of the Trustees oversees 369 funds advised by FMR or an affiliate. Mr. Curvey oversees 339 funds advised by FMR or an affiliate.

The Trustees hold office without limit in time except that (a) any Trustee may resign; (b) any Trustee may be removed by written instrument, signed by at least two-thirds of the number of Trustees prior to such removal; (c) any Trustee who requests to be retired or who has become incapacitated by illness or injury may be retired by written instrument signed by a majority of the other Trustees; and (d) any Trustee may be removed at any special meeting of shareholders by a two-thirds vote of the outstanding voting securities of the trust. Each Trustee who is not an interested person (as defined in the 1940 Act) (Independent Trustee), shall retire not later than the last day of the calendar year in which his or her 72nd birthday occurs. The Independent Trustees may waive this mandatory retirement age policy with respect to individual Trustees. The executive officers and Advisory Board Members hold office without limit in time, except that any officer and Advisory Board Member may resign or may be removed by a vote of a majority of the Trustees at any regular meeting or any special meeting of the Trustees. Except as indicated, each individual has held the office shown or other offices in the same company for the past five years.

The fund's Statement of Additional Information (SAI) includes more information about the Trustees. To request a free copy, call Fidelity at 1-800-544-8544.

Interested Trustees*:

Correspondence intended for each Trustee who is an interested person may be sent to Fidelity Investments, 82 Devonshire Street, Boston, Massachusetts 02109.

Name, Age; Principal Occupation
Edward C. Johnson 3d (77)

Year of Election or Appointment: 1984

Mr. Johnson is Chairman of the Board of Trustees. Mr. Johnson serves as President (2006-present), Chief Executive Officer, Chairman, and a Director of FMR LLC; Chairman and a Director of FMR; Chairman and a Director of Fidelity Research & Analysis Company (FRAC); Chairman and a Director of Fidelity Investments Money Management, Inc.; and Chairman (2001-present) and a Director of FMR Co., Inc. In addition, Mr. Johnson serves as Chairman and Director of Fidelity International Limited (FIL).

James C. Curvey (72)

Year of Election or Appointment: 2007

Mr. Curvey also serves as Trustee (2007-present) or Member of the Advisory Board (2007-present) of other investment companies advised by FMR. Mr. Curvey is a Director of FMR and FMR Co., Inc. (2007-present). Mr. Curvey is also Vice Chairman (2006-present) and Director of FMR LLC. Mr. Curvey joined Fidelity in 1982 and served in numerous senior management positions, including President and Chief Operating Officer of FMR LLC (1997-2000) and President of Fidelity Strategic Investments (2000-2002). In addition, he serves as a member of the Board of Directors of Geerlings & Wade, Inc. (wine distribution).

* Trustees have been determined to be "Interested Trustees" by virtue of, among other things, their affiliation with the trust or various entities under common control with FMR. FMR Corp. merged with FMR LLC on October 1, 2007. Any references to FMR LLC for prior periods are deemed to be references to the prior entity.

Independent Trustees:

Correspondence intended for each Independent Trustee (that is, the Trustees other than the Interested Trustees) may be sent to Fidelity Investments, P.O. Box 55235, Boston, Massachusetts 02205-5235.

Name, Age; Principal Occupation
Dennis J. Dirks (59)

Year of Election or Appointment: 2005

Prior to his retirement in May 2003, Mr. Dirks was Chief Operating Officer and a member of the Board of The Depository Trust & Clearing Corporation (DTCC) (1999-2003). He also served as President, Chief Operating Officer, and Board member of The Depository Trust Company (DTC) (1999-2003) and President and Board member of the National Securities Clearing Corporation (NSCC) (1999-2003). In addition, Mr. Dirks served as Chief Executive Officer and Board member of the Government Securities Clearing Corporation (2001-2003) and Chief Executive Officer and Board member of the Mortgage-Backed Securities Clearing Corporation (2001-2003). Mr. Dirks also serves as a Trustee and a member of the Finance Committee of Manhattan College (2005-present) and a Trustee and a member of the Finance Committee of AHRC of Nassau County (2006-present).

Albert R. Gamper, Jr. (65)

Year of Election or Appointment: 2006

Prior to his retirement in December 2004, Mr. Gamper served as Chairman of the Board of CIT Group Inc. (commercial finance). During his tenure with CIT Group Inc. Mr. Gamper served in numerous senior management positions, including Chairman (1987-1989; 1999-2001; 2002-2004), Chief Executive Officer (1987-2004), and President (1989-2002). He currently serves as a member of the Board of Directors of Public Service Enterprise Group (utilities, 2001-present), Chairman of the Board of Governors, Rutgers University (2004-present), and Chairman of the Board of Saint Barnabas Health Care System.

George H. Heilmeier (71)

Year of Election or Appointment: 2004

Dr. Heilmeier is Chairman Emeritus of Telcordia Technologies (communication software and systems), where prior to his retirement, he served as company Chairman and Chief Executive Officer. He currently serves on the Boards of Directors of The Mitre Corporation (systems engineering and information technology support for the government), and HRL Laboratories (private research and development, 2004-present). He is Chairman of the General Motors Science & Technology Advisory Board and a Life Fellow of the Institute of Electrical and Electronics Engineers (IEEE). Dr. Heilmeier is a member of the Defense Science Board and the National Security Agency Advisory Board. He is also a member of the National Academy of Engineering, the American Academy of Arts and Sciences, and the Board of Overseers of the School of Engineering and Applied Science of the University of Pennsylvania. Previously, Dr. Heilmeier served as a Director of TRW Inc. (automotive, space, defense, and information technology, 1992-2002), Compaq (1994-2002), Automatic Data Processing, Inc. (ADP) (technology-based business outsourcing, 1995-2002), INET Technologies Inc. (telecommunications network surveillance, 2001-2004), and Teletech Holdings (customer management services). He is the recipient of the 2005 Kyoto Prize in Advanced Technology for his invention of the liquid crystal display, and a member of the Consumer Electronics Hall of Fame.

James H. Keyes (66)

Year of Election or Appointment: 2007

Prior to his retirement in 2003, Mr. Keyes was Chairman, President, and Chief Executive Officer of Johnson Controls, Inc. (automotive supplier, 1993-2003). He currently serves as a member of the boards of LSI Logic Corporation (semiconductor technologies), Navistar International Corporation (manufacture and sale of trucks, buses, and diesel engines, 2002-present), and Pitney Bowes, Inc. (integrated mail, messaging, and document management solutions).

Marie L. Knowles (60)

Year of Election or Appointment: 2001

Prior to Ms. Knowles' retirement in June 2000, she served as Executive Vice President and Chief Financial Officer of Atlantic Richfield Company (ARCO) (diversified energy, 1996-2000). From 1993 to 1996, she was a Senior Vice President of ARCO and President of ARCO Transportation Company. She served as a Director of ARCO from 1996 to 1998. She currently serves as a Director of Phelps Dodge Corporation (copper mining and manufacturing) and McKesson Corporation (healthcare service, 2002-present). Ms. Knowles is a Trustee of the Brookings Institution and the Catalina Island Conservancy and also serves as a member of the Advisory Board for the School of Engineering of the University of Southern California.

Ned C. Lautenbach (63)

Year of Election or Appointment: 2000

Mr. Lautenbach is Chairman of the Independent Trustees (2006-present). Mr. Lautenbach has been a partner of Clayton, Dubilier & Rice, Inc. (private equity investment firm) since September 1998. Previously, Mr. Lautenbach was with the International Business Machines Corporation (IBM) from 1968 until his retirement in 1998. Mr. Lautenbach serves as a Director of Sony Corporation (2006-present) and Eaton Corporation (diversified industrial) as well as the Philharmonic Center for the Arts in Naples, Florida. He also is a member of the Board of Trustees of Fairfield University (2005-present), as well as a member of the Council on Foreign Relations.

Cornelia M. Small (63)

Year of Election or Appointment: 2005

Ms. Small is a member (2000-present) and Chairperson (2002-present) of the Investment Committee, and a member (2002-present) of the Board of Trustees of Smith College. Previously, she served as Chief Investment Officer (1999-2000), Director of Global Equity Investments (1996-1999), and a member of the Board of Directors of Scudder, Stevens & Clark (1990-1997) and Scudder Kemper Investments (1997-1999). In addition, Ms. Small served as Co-Chair (2000-2003) of the Annual Fund for the Fletcher School of Law and Diplomacy.

William S. Stavropoulos (68)

Year of Election or Appointment: 2001

Mr. Stavropoulos is Chairman Emeritus of the Board of Directors of The Dow Chemical Company. Since joining The Dow Chemical Company in 1967, Mr. Stavropoulos served in numerous senior management positions, including President (1993-2000; 2002-2003), CEO (1995-2000; 2002-2004), and Chairman of the Executive Committee (2000-2004). Currently, he is a Director of NCR Corporation (data warehousing and technology solutions), Chemical Financial Corporation, Maersk Inc. (industrial conglomerate, 2002-present), Tyco International, Inc. (multinational manufacturing and services, 2007-present), and a member of the Advisory Board for Metalmark Capital (private equity investment firm, 2005-present). He is a special advisor to Clayton, Dubilier & Rice, Inc., a private equity investment firm. He also serves as a member of the Board of Trustees of the American Enterprise Institute for Public Policy Research. In addition, Mr. Stavropoulos is a member of The Business Council, J.P. Morgan International Council and the University of Notre Dame Advisory Council for the College of Science.

Kenneth L. Wolfe (68)

Year of Election or Appointment: 2005

Prior to his retirement in 2001, Mr. Wolfe was Chairman and Chief Executive Officer of Hershey Foods Corporation (1993-2001). He currently serves as a member of the boards of Adelphia Communications Corporation (2003-present), Bausch & Lomb, Inc., and Revlon Inc. (2004-present).

Advisory Board Members and Executive Officers**:

Correspondence intended for Mr. Mauriello and Mr. Wiley may be sent to Fidelity Investments, P.O. Box 55235, Boston, Massachusetts 02205-5235. Correspondence intended for each executive officer and Mr. Lynch may be sent to Fidelity Investments, 82 Devonshire Street, Boston, Massachusetts 02109.

Name, Age; Principal Occupation
Peter S. Lynch (63)

Year of Election or Appointment: 2003

Member of the Advisory Board of Fidelity Fixed-Income Trust. Mr. Lynch is Vice Chairman and a Director of FMR, and Vice Chairman (2001-present) and a Director of FMR Co., Inc. Previously, Mr. Lynch served as a Trustee of the Fidelity funds (1990-2003). In addition, he serves as a Trustee of Boston College and as the Chairman of the Inner-City Scholarship Fund.

Joseph Mauriello (62)

Year of Election or Appointment: 2007

Member of the Advisory Board of Fidelity Fixed-Income Trust. Prior to his retirement in January 2006, Mr. Mauriello served in numerous senior management positions including Deputy Chairman and Chief Operating Officer (2004-2005), and Vice Chairman of Financial Services (2002-2004) of KPMG LLP US (professional services firm, 1965-2005). Mr. Mauriello currently serves as a member of the Board of Directors of XL Capital Ltd., (global insurance and re-insurance company, 2006-present) and of Arcadia Resources Inc., (health care services and products, 2007-present). He also served as a Director of the Hamilton Funds of the Bank of New York (2006-2007).

Michael E. Wiley (56)

Year of Election or Appointment: 2007

Member of the Advisory Board of Fidelity Fixed-Income Trust. Mr. Wiley also serves as Sr. Energy Advisor of Katzenbach Partners, LLC (consulting firm, 2006-present) and a member of the Board of Trustees of the University of Tulsa (2000-2006; 2007-present). He serves as a Director of Tesoro Corporation (independent oil refiner and marketer, 2005-present), and a Director of Bill Barrett Corporation (exploration and production company, 2005-present). In addition, he also serves as a Director of Post Oak Bank (privately-held bank, 2004-present), and an Advisory Director of Riverstone Holdings (private investment firm). Previously, Mr. Wiley served as Chairman, President, and CEO of Baker Hughes, Inc. (oil-field services company, 2000-2004), and as Director of Spinnaker Exploration Company (exploration and production company, 2001-2005).

Kimberley H. Monasterio (43)

Year of Election or Appointment: 2007

President and Treasurer of U.S. Bond Index. Ms. Monasterio also serves as President and Treasurer of other Fidelity funds (2007-present) and is an employee of FMR (2004-present). Previously, Ms. Monasterio served as Deputy Treasurer of the Fidelity funds (2004-2006). Before joining Fidelity Investments, Ms. Monasterio served as Treasurer (2000-2004) and Chief Financial Officer (2002-2004) of the Franklin Templeton Funds and Senior Vice President of Franklin Templeton Services, LLC (2000-2004).

Boyce I. Greer (51)

Year of Election or Appointment: 2006

Vice President of U.S. Bond Index. Mr. Greer also serves as Vice President of certain Asset Allocation Funds (2005-present), Fixed-Income Funds (2006-present) and Money Market Funds (2006-present). Mr. Greer is also a Trustee of other investment companies advised by FMR (2003-present). Mr. Greer is an Executive Vice President of FMR (2005-present) and FMR Co., Inc. (2005-present), and Senior Vice President of Fidelity Investments Money Management, Inc. (2006-present). Previously, Mr. Greer served as Vice President of certain Fidelity Equity Funds (2005-2007), a Director and Managing Director of Strategic Advisers, Inc. (2002-2005), and Executive Vice President (2000-2002) and Money Market Group Leader (1997-2002) of the Fidelity Investments Fixed Income Division. Mr. Greer also served as Vice President of Fidelity's Money Market Funds (1997-2002), Senior Vice President of FMR (1997-2002), and Vice President of FIMM (1998-2002).

David L. Murphy (59)

Year of Election or Appointment: 2005

Vice President of U.S. Bond Index. Mr. Murphy also serves as Vice President of Fidelity's Money Market Funds (2002-present), and Fixed-Income Funds (2005-present). Mr. Murphy serves as Senior Vice President (2000-present) and Head (2004-present) of the Fidelity Investments Fixed Income Division. Mr. Murphy is also a Senior Vice President of Fidelity Investments Money Management, Inc. (2003-present) and an Executive Vice President of FMR (2005-present). Previously, Mr. Murphy served as Money Market Group Leader (2002-2004), Bond Group Leader (2000-2002), and Vice President of certain Asset Allocation Funds (2003-2007), Balanced Funds (2005-2007), Fidelity's Taxable Bond Funds (2000-2002) and Fidelity's Municipal Bond Funds (2001-2002).

Thomas J. Silvia (46)

Year of Election or Appointment: 2005

Vice President of U.S. Bond Index. Mr. Silvia also serves as Vice President of Fidelity's Fixed-Income Funds (2005-present), and Senior Vice President and Bond Group Leader of the Fidelity Investments Fixed-Income Division (2005-present). Previously, Mr. Silvia served as Vice President of certain Balanced Funds (2005-2007), certain Asset Allocation Funds (2005-2007), a Director of Fidelity's Taxable Bond portfolio managers (2002-2004) and a portfolio manager in the Bond Group (1997-2004).

Eric D. Roiter (58)

Year of Election or Appointment: 1998

Secretary of U.S. Bond Index. He also serves as Secretary of other Fidelity funds; Vice President, General Counsel, and Secretary of FMR Co., Inc. (2001-present) and FMR; Assistant Secretary of Fidelity Management & Research (U.K.) Inc. (2001-present), Fidelity Research & Analysis Company (2001-present), and Fidelity Investments Money Management, Inc. (2001-present). Mr. Roiter is an Adjunct Member, Faculty of Law, at Boston College Law School (2003-present). Previously, Mr. Roiter served as Vice President and Secretary of Fidelity Distributors Corporation (FDC) (1998-2005).

Scott C. Goebel (39)
Year of Election or Appointment: 2007 Assistant Secretary of U.S. Bond Index. Mr. Goebel also serves as Assistant Secretary of other Fidelity funds (2007-present) and is an employee of FMR.
R. Stephen Ganis (41)

Year of Election or Appointment: 2006

Anti-Money Laundering (AML) officer of U.S. Bond Index. Mr. Ganis also serves as AML officer of other Fidelity funds (2006-present) and FMR LLC (2003-present). Before joining Fidelity Investments, Mr. Ganis practiced law at Goodwin Procter, LLP (2000-2002).

Joseph B. Hollis (59)

Year of Election or Appointment: 2006

Chief Financial Officer of U.S. Bond Index. Mr. Hollis also serves as Chief Financial Officer of other Fidelity funds. Mr. Hollis is President of Fidelity Pricing and Cash Management Services (FPCMS) (2005-present). Mr. Hollis also serves as President and Director of Fidelity Service Company, Inc. (2006-present). Previously, Mr. Hollis served as Senior Vice President of Cash Management Services (1999-2002) and Investment Management Operations (2002-2005).

Kenneth A. Rathgeber (60)

Year of Election or Appointment: 2004

Chief Compliance Officer of U.S. Bond Index. Mr. Rathgeber also serves as Chief Compliance Officer of other Fidelity funds (2004-present) and Executive Vice President of Risk Oversight for Fidelity Investments (2002-present). He is Chief Compliance Officer of FMR (2005-present), FMR Co., Inc. (2005-present), Fidelity Management & Research (U.K.) Inc. (2005-present), Fidelity Research & Analysis Company (2005-present), Fidelity Investments Money Management, Inc. (2005-present), and Strategic Advisers, Inc. (2005-present). Previously, Mr. Rathgeber served as Executive Vice President and Chief Operating Officer for Fidelity Investments Institutional Services Company, Inc. (1998-2002).

Bryan A. Mehrmann (46)

Year of Election or Appointment: 2005

Deputy Treasurer of U.S. Bond Index. Mr. Mehrmann also serves as Deputy Treasurer of other Fidelity funds (2005-present) and is an employee of FMR. Previously, Mr. Mehrmann served as Vice President of Fidelity Investments Institutional Services Group (FIIS)/Fidelity Investments Institutional Operations Corporation, Inc. (FIIOC) Client Services (1998-2004).

Kenneth B. Robins (38)

Year of Election or Appointment: 2005

Deputy Treasurer of U.S. Bond Index. Mr. Robins also serves as Deputy Treasurer of other Fidelity funds (2005-present) and is an employee of FMR (2004-present). Before joining Fidelity Investments, Mr. Robins worked at KPMG LLP, where he was a partner in KPMG's department of professional practice (2002-2004) and a Senior Manager (1999-2000). In addition, Mr. Robins served as Assistant Chief Accountant, United States Securities and Exchange Commission (2000-2002).

Robert G. Byrnes (40)

Year of Election or Appointment: 2005

Assistant Treasurer of U.S. Bond Index. Mr. Byrnes also serves as Assistant Treasurer of other Fidelity funds (2005-present) and is an employee of FMR (2005-present). Previously, Mr. Byrnes served as Vice President of FPCMS (2003-2005). Before joining Fidelity Investments, Mr. Byrnes worked at Deutsche Asset Management where he served as Vice President of the Investment Operations Group (2000-2003).

Peter L. Lydecker (53)
Year of Election or Appointment: 2004 Assistant Treasurer of U.S. Bond Index. Mr. Lydecker also serves as Assistant Treasurer of other Fidelity funds (2004) and is an employee of FMR.
Gary W. Ryan (49)

Year of Election or Appointment: 2005

Assistant Treasurer of U.S. Bond Index. Mr. Ryan also serves as Assistant Treasurer of other Fidelity funds (2005-present) and is an employee of FMR (2005-present). Previously, Mr. Ryan served as Vice President of Fund Reporting in FPCMS (1999-2005).

** FMR Corp. merged with FMR LLC on October 1, 2007. Any references to FMR LLC for prior periods are deemed to be references to the prior entity.

Annual Report

Distributions

A total of 6.76% of the dividends distributed during the fiscal year was derived from interest on U.S. Government securities which is generally exempt from state income tax.

The fund designates $301,234,272 of distributions paid during the period January 1, 2007 to August 31, 2007, as qualifying to be taxed as interest-related dividends for nonresident alien shareholders.

The fund will notify shareholders in January 2008 of amounts for use in preparing 2007 income tax returns.

Annual Report

Board Approval of Investment Advisory Contracts and Management Fees

Fidelity U.S. Bond Index Fund

On April 19, 2007, the Board of Trustees, including the Independent Trustees (together, the Board), voted to approve the management contract and subadvisory agreements (together, the Advisory Contracts) for the fund in connection with reorganizing the fund from one Trust to another. The Board reached this determination because the contractual terms of and fees payable under the fund's Advisory Contracts are identical to those in the fund's current Advisory Contracts. The Advisory Contracts involve no changes in (i) the investment process or strategies employed in the management of the fund's assets; (ii) the nature or level of services provided under the fund's Advisory Contracts; or (iii) the day-to-day management of the fund or the persons primarily responsible for such management. The Board considered that it approved the Advisory Contracts for the fund during the past year and that it will again consider renewal of the Advisory Contracts in June 2007.

Because the Board was approving Advisory Contracts with terms identical to the current Advisory Contracts, it did not consider the fund's investment performance, competitiveness of management fee and total expenses, costs of services and profitability, or economies of scale to be significant factors in its decision.

In connection with its future renewal of the fund's Advisory Contracts, the Board will consider: (i) the nature, extent, and quality of services provided to the fund, including shareholder and administrative services and investment performance; (ii) the competitiveness of the fund's management fee and total expenses; (iii) the costs of the services and profitability, including the revenues earned and the expenses incurred by Fidelity in conducting the business of developing, marketing, distributing, managing, administering, and servicing the fund and its shareholders; and (iv) whether there have been economies of scale in respect of the management of the Fidelity funds, whether the Fidelity funds (including the fund) have appropriately benefited from any such economies of scale, and whether there is potential for realization of any further economies.

Based on its evaluation of all of the conclusions noted above, and after considering all material factors, the Board ultimately concluded that the fund's Advisory Contracts are fair and reasonable, and that the fund's Advisory Contracts should be approved, without modification, as part of the process of reorganizing the fund from one Trust to another.

Each year, typically in June, the Board of Trustees, including the Independent Trustees (together, the Board), votes on the renewal of the management contract and sub-advisory agreements (together, the Advisory Contracts) for the fund. The Board, assisted by the advice of fund counsel and Independent Trustees' counsel, requests and considers a broad range of information throughout the year.

The Board meets regularly each month except August and takes into account throughout the year matters bearing on Advisory Contracts. The Board, acting directly and through its separate committees, considers at each of its meetings factors that are relevant to the annual renewal of the fund's Advisory Contracts, including the services and support provided to the fund and its shareholders. At the time of the renewal, the Board had 12 standing committees, each composed of Independent Trustees with varying backgrounds, to which the Board has assigned specific subject matter responsibilities in order to enhance effective decision-making by the Board. Each committee has adopted a written charter outlining the structure and purposes of the committee. One such committee, the Fixed-Income Contract Committee, meets periodically as needed throughout the year to consider matters specifically related to the annual renewal of Advisory Contracts. The committee requests and receives information on, and makes recommendations to the Independent Trustees concerning, the approval and annual review of the Advisory Contracts.

Annual Report

Board Approval of Investment Advisory Contracts and
Management Fees - continued

At its June 2007 meeting, the Board of Trustees, including the Independent Trustees, unanimously determined to renew the Advisory Contracts for the fund. In reaching its determination, the Board considered all factors it believed relevant, including (i) the nature, extent, and quality of the services to be provided to the fund and its shareholders (including the investment performance of the fund); (ii) the competitiveness of the management fee and total expenses of the fund; (iii) the total costs of the services to be provided by and the profits to be realized by the investment adviser and its affiliates from the relationship with the fund; (iv) the extent to which economies of scale would be realized as the fund grows; and (v) whether fee levels reflect these economies of scale, if any, for the benefit of fund shareholders. The Board also approved amendments to the fund's agreements with foreign sub-advisers to clarify that each sub-adviser provides services as an independent contractor.

In determining whether to renew the Advisory Contracts for the fund, the Board ultimately reached a determination, with the assistance of fund counsel and Independent Trustees' counsel, that the renewal of the Advisory Contracts and the compensation to be received by Fidelity under the management contract is consistent with Fidelity's fiduciary duty under applicable law. In addition to evaluating the specific factors noted above, the Board, in reaching its determination, is aware that shareholders in the fund have a broad range of investment choices available to them, including a wide choice among mutual funds offered by competitors to Fidelity, and that the fund's shareholders, with the opportunity to review and weigh the disclosure provided by the fund in its prospectus and other public disclosures, have chosen to invest in this fund, managed by Fidelity.

Nature, Extent, and Quality of Services Provided. The Board considered staffing within the investment adviser, FMR, and the sub-advisers (together, the Investment Advisers), including the background of the fund's portfolio manager and the fund's investment objective and discipline. The Independent Trustees also had discussions with senior management of Fidelity's investment operations and investment groups. The Board considered the structure of the portfolio manager compensation program and whether this structure provides appropriate incentives.

Annual Report

Resources Dedicated to Investment Management and Support Services. The Board reviewed the size, education, and experience of the Investment Advisers' investment staff, their use of technology, and the Investment Advisers' approach to recruiting, training, and retaining portfolio managers and other research, advisory, and management personnel. The Board considered Fidelity's extensive global research capabilities that enable the Investment Advisers to aggregate data from various sources in an effort to produce positive investment results. The Board noted that Fidelity's analysts have access to a variety of technological tools that enable them to perform both fundamental and quantitative analysis and to specialize in various disciplines. The Board also considered that Fidelity's portfolio managers and analysts have access to daily portfolio attribution that allows for monitoring of a fund's portfolio, as well as an electronic communication system that provides immediate real-time access to research concerning issuers and credit enhancers. In addition, the Board considered the trading resources that are an integrated part of the fixed-income portfolio management investment process.

Shareholder and Administrative Services. The Board considered (i) the nature, extent, quality, and cost of advisory, administrative, distribution, and shareholder services performed by the Investment Advisers and their affiliates under the Advisory Contracts and under separate agreements covering transfer agency, pricing and bookkeeping, and securities lending services for the fund; (ii) the nature and extent of the Investment Advisers' supervision of third party service providers, principally custodians and subcustodians; and (iii) the resources devoted to, and the record of compliance with, the fund's compliance policies and procedures.

The Board noted that the growth of fund assets across the complex allows Fidelity to reinvest in the development of services designed to enhance the value or convenience of the Fidelity funds as investment vehicles. These services include 24-hour access to account information and market information through phone representatives and over the Internet, and investor education materials and asset allocation tools.

Investment in a Large Fund Family. The Board considered the benefits to shareholders of investing in a Fidelity fund, including the benefits of investing in a fund that is part of a large family of funds offering a variety of investment disciplines and providing for a large variety of mutual fund investor services. For example, fund shareholders are offered the privilege of exchanging shares of the fund for shares of other Fidelity funds, as set forth in the fund's prospectus, without paying a sales charge. The Board noted that, since the last Advisory Contract renewals in June 2006, Fidelity has taken a number of actions that benefited particular funds, including (i) dedicating additional resources to investment research and to restructure the investment research teams; (ii) contractually agreeing to reduce the management fee on Fidelity Advisor Floating Rate High Income Fund; (iii) contractually agreeing to reduce the management fees on Fidelity's California, Massachusetts, New Jersey, and New York AMT Tax-Free Money Market Funds, launching new Institutional Classes and Service Classes of these funds, and contractually agreeing to impose expense limitations on these funds; (iv) eliminating the exchange fee on the Fidelity Select Portfolios and reducing the pricing and bookkeeping fee rates for these funds; (v) reducing the maximum transfer agency fee rates on high income funds and certain equity funds; (vi) proposing amended management contracts that, if approved by shareholders, will add a performance adjustment component to the management fees paid by 18 Fidelity Advisor equity funds; (vii) contractually agreeing to reduce fees for Ultra-Short Central Fund and the money market Central Funds; (viii) waiving the Fidelity Advisor funds' contingent deferred sales charge on certain redemptions made through systematic withdrawal programs; and (ix) amending the management contracts for equity and fixed-income funds whose management contracts incorporate a "group fee" structure by adding four new fee "breakpoints" to the group fee rate schedules.

Annual Report

Board Approval of Investment Advisory Contracts and
Management Fees - continued

Investment Performance. The Board considered whether the fund has operated within its investment objective, as well as its record of compliance with its investment restrictions. It also reviewed the fund's absolute investment performance, as well as the fund's relative investment performance measured against (i) a broad-based securities market index, and (ii) a peer group of mutual funds deemed appropriate by the Board over multiple periods. The following charts considered by the Board show, over the one-, three-, and five-year periods ended December 31, 2006, the fund's cumulative total returns, the cumulative total returns of a broad-based securities market index ("benchmark"), and a range of cumulative total returns of a peer group of mutual funds identified by Lipper Inc. as having an investment objective similar to that of the fund. The box within each chart shows the 25th percentile return (bottom of box) and the 75th percentile return (top of box) of the peer group. Returns shown above the box are in the first quartile and returns shown below the box are in the fourth quartile. The percentage beaten number noted below each chart corresponds to the percentile box and represents the percentage of funds in the peer group whose performance was equal to or lower than that of the fund.

Annual Report

Fidelity U.S. Bond Index Fund

The Board reviewed the fund's relative investment performance against its peer group and stated that the performance of the fund was in the second quartile for the one- and three-year periods and the first quartile for the five-year period. The Board also stated that the relative investment performance of the fund compared favorably to its benchmark for the one- and five-year periods, although the fund's three-year cumulative total return was lower than its benchmark.

Based on its review, and giving particular weight to the nature and quality of the resources dedicated by the Investment Advisers to maintain and improve relative performance, the Board concluded that the nature, extent, and quality of the services provided to the fund will benefit the fund's shareholders, particularly in light of the Board's view that the fund's shareholders benefit from investing in a fund that is part of a large family of funds offering a variety of investment disciplines and services.

Competitiveness of Management Fee and Total Fund Expenses. The Board considered the fund's management fee and total expenses compared to "mapped groups" of competitive funds and classes. Fidelity creates "mapped groups" by combining similar Lipper investment objective categories that have comparable management fee characteristics. Combining Lipper investment objective categories aids the Board's management fee and total expense comparisons by broadening the competitive group used for comparison and by reducing the number of universes to which various Fidelity funds are compared.

The Board considered two proprietary management fee comparisons for the 12-month periods shown in the chart below. The group of Lipper funds used by the Board for management fee comparisons is referred to below as the "Total Mapped Group" and is narrower than the Lipper peer group used by the Board for performance comparisons. The Board considered that, for the 2006 management fee comparison shown in the chart below, FMR created a mapped group comprising only those funds that Lipper identifies as "pure index" funds, and that FMR considers this smaller universe of funds to be a more meaningful comparison than a universe comprising primarily actively managed funds. The Total Mapped Group comparison focuses on a fund's standing relative to the total universe of comparable funds available to investors, in terms of gross management fees before expense reimbursements or caps. "TMG %" represents the percentage of funds in the Total Mapped Group that had management fees that were lower than the fund's. For example, a TMG % of 67% means that 33% of the funds in the Total Mapped Group had higher management fees than the fund. The "Asset-Size Peer Group" (ASPG) comparison focuses on a fund's standing relative to non-Fidelity funds similar in size to the fund within the Total Mapped Group. The ASPG represents at least 15% of the funds in the Total Mapped Group with comparable asset size and management fee characteristics, subject to a minimum of 50 funds (or all funds in the Total Mapped Group if fewer than 50). Additional information, such as the ASPG quartile in which the fund's management fee ranked, is also included in the chart and considered by the Board.

Annual Report

Board Approval of Investment Advisory Contracts and
Management Fees - continued

Fidelity U.S. Bond Index Fund

The Board noted that the fund's management fee ranked above the median of its Total Mapped Group and above the median of its ASPG for 2006. Based on its review, the Board concluded that the fund's management fee was fair and reasonable in light of the services that the fund receives and the other factors considered.

Annual Report

In its review of the fund's total expenses, the Board considered the fund's management fee as well as other fund expenses, such as transfer agent fees, pricing and bookkeeping fees, and custodial, legal, and audit fees. The Board also noted the effects of any waivers and reimbursements on fees and expenses. As part of its review, the Board also considered current and historical total expenses of the fund compared to competitive fund median expenses. The fund is compared to those funds and classes in the Total Mapped Group (used by the Board for management fee comparisons) that have a similar sales load structure.

The Board noted that the fund's total expenses ranked above its competitive median for 2006.

In its review of total expenses, the Board also considered Fidelity fee structures and other information on clients that FMR and its affiliates service in other competitive markets, such as other mutual funds advised or subadvised by FMR or its affiliates, pension plan clients, and other institutional clients.

Based on its review, the Board concluded that the fund's total expenses were reasonable, although above the median of the universe presented for comparison, in light of the services that the fund and its shareholders receive and the other factors considered.

Costs of the Services and Profitability. The Board considered the revenues earned and the expenses incurred by Fidelity in conducting the business of developing, marketing, distributing, managing, administering and servicing the fund and its shareholders. The Board also considered the level of Fidelity's profits in respect of all the Fidelity funds.

On an annual basis, FMR presents to the Board Fidelity's profitability for the fund. Fidelity calculates the profitability for each fund, as well as aggregate profitability for groups of Fidelity funds and all Fidelity funds, using a series of detailed revenue and cost allocation methodologies which originate with the audited books and records of Fidelity. The Audit Committee of the Board reviews any significant changes from the prior year's methodologies.

PricewaterhouseCoopers LLP (PwC), independent registered public accounting firm and auditor to Fidelity and certain Fidelity funds, has been engaged annually by the Board as part of the Board's assessment of the results of Fidelity's profitability analysis. PwC's engagement includes the review and assessment of Fidelity's methodologies used in determining the revenues and expenses attributable to Fidelity's mutual fund business, and completion of agreed-upon procedures surrounding the mathematical accuracy of fund profitability and its conformity to allocation methodologies. After considering PwC's reports issued under the engagement and information provided by Fidelity, the Board believes that while other allocation methods may also be reasonable, Fidelity's profitability methodologies are reasonable in all material respects.

Annual Report

Board Approval of Investment Advisory Contracts and
Management Fees - continued

The Board has also reviewed Fidelity's non-fund businesses and any fall-out benefits related to the mutual fund business as well as cases where Fidelity's affiliates may benefit from or be related to the fund's business.

The Board considered the costs of the services provided by and the profits realized by Fidelity in connection with the operation of the fund and determined that the amount of profit is a fair entrepreneurial profit for the management of the fund.

Economies of Scale. The Board considered whether there have been economies of scale in respect of the management of the Fidelity funds, whether the Fidelity funds (including the fund) have appropriately benefited from any such economies of scale, and whether there is potential for realization of any further economies of scale. The Board considered the extent to which the fund will benefit from economies of scale through increased services to the fund, through waivers or reimbursements, or through fee or expense reductions, including reductions that occur through operation of the transfer agent agreement. The transfer agent fee varies in part based on the number of accounts in the fund. If the number of accounts decreases or the average account size increases, the overall transfer agent fee rate decreases. The Board concluded that any potential economies of scale are being shared between fund shareholders and Fidelity in an appropriate manner.

Additional Information Requested by the Board. In order to develop fully the factual basis for consideration of the Fidelity funds' Advisory Contracts, the Board requested and received additional information on several topics, including (i) Fidelity's fund profitability methodology, profitability by investment discipline, and profitability trends within certain funds; (ii) Fidelity's compensation structure relative to competitors and its effect on profitability; (iii) funds and accounts managed by Fidelity other than the Fidelity funds, including fee arrangements; (iv) the total expenses of certain funds and classes relative to competitors; (v) fund performance trends; (vi) fall-out benefits received by certain Fidelity affiliates; and (vii) Fidelity's fee structures.

Based on its evaluation of all of the conclusions noted above, and after considering all material factors, the Board ultimately concluded that the advisory fee structures are fair and reasonable, and that the fund's Advisory Contracts should be renewed.

Annual Report

Managing Your Investments

Fidelity offers several ways to conveniently manage your personal investments via your telephone or PC. You can access your account information, conduct trades and research your investments 24 hours a day.

By Phone

Fidelity Automated Service Telephone provides a single toll-free number to access account balances, positions, quotes and trading. It's easy to navigate the service, and on your first call, the system will help you create a personal identification number (PIN) for security.

(phone_graphic)

Fidelity Automated
Service Telephone (FAST®)
1-800-544-5555

Press

1   For mutual fund and brokerage trading.

2   For quotes.*

3   For account balances and holdings.

4   To review orders and mutual
fund activity.

5   To change your PIN.

*0   To speak to a Fidelity representative.

By PC

Fidelity's web site on the Internet provides a wide range of information, including daily financial news, fund performance, interactive planning tools and news about Fidelity products and services.

(computer_graphic)

Fidelity's Web Site
www.fidelity.com

* When you call the quotes line, please remember that a fund's yield and return will vary and, except for money market funds, share price will also vary. This means that you may have a gain or loss when you sell your shares. There is no assurance that money market funds will be able to maintain a stable $1 share price; an investment in a money market fund is not insured or guaranteed by the U.S. government. Total returns are historical and include changes in share price, reinvestment of dividends and capital gains, and the effects of any sales charges.

Annual Report

To Write Fidelity

We'll give your correspondence immediate attention and send you written confirmation upon completion of your request.

(letter_graphic)

Making Changes
To Your Account

(such as changing name, address, bank, etc.)

Fidelity Investments
P.O. Box 770001
Cincinnati, OH 45277-0002

(letter_graphic)

For Non-Retirement
Accounts

Buying shares

Fidelity Investments
P.O. Box 770001
Cincinnati, OH 45277-0003

Overnight Express
Fidelity Investments
Attn: Distribution Services
100 Crosby Parkway - KC1H
Covington, KY 41015

Selling shares

Fidelity Investments
P.O. Box 770001
Cincinnati, OH 45277-0035

Overnight Express
Fidelity Investments
Attn: Distribution Services
100 Crosby Parkway - KC1H
Covington, KY 41015

General Correspondence

Fidelity Investments
P.O. Box 500
Merrimack, NH 03054-0500

(letter_graphic)

For Retirement
Accounts

Buying shares

Fidelity Investments
P.O. Box 770001
Cincinnati, OH 45277-0003

Selling shares

Fidelity Investments
P.O. Box 770001
Cincinnati, OH 45277-0035

Overnight Express
Fidelity Investments
Attn: Distribution Services
100 Crosby Parkway - KC1H
Covington, KY 41015

General Correspondence

Fidelity Investments
P.O. Box 500
Merrimack, NH 03054-0500

Annual Report

To Visit Fidelity

For directions and hours,
please call 1-800-544-9797.

Arizona

7001 West Ray Road
Chandler, AZ

15445 N. Scottsdale Road
Scottsdale, AZ

California

815 East Birch Street
Brea, CA

1411 Chapin Avenue
Burlingame, CA

851 East Hamilton Avenue
Campbell, CA

19200 Von Karman Avenue
Irvine, CA

601 Larkspur Landing Circle
Larkspur, CA

10100 Santa Monica Blvd.
Los Angeles, CA

27101 Puerta Real
Mission Viejo, CA

73-575 El Paseo
Palm Desert, CA

251 University Avenue
Palo Alto, CA

123 South Lake Avenue
Pasadena, CA

16995 Bernardo Ctr. Drive
Rancho Bernardo, CA

1220 Roseville Parkway
Roseville, CA

1740 Arden Way
Sacramento, CA

7676 Hazard Center Drive
San Diego, CA

11943 El Camino Real
San Diego, CA

8 Montgomery Street
San Francisco, CA

3793 State Street
Santa Barbara, CA

1200 Wilshire Boulevard
Santa Monica, CA

21701 Hawthorne Boulevard
Torrance, CA

2001 North Main Street
Walnut Creek, CA

6300 Canoga Avenue
Woodland Hills, CA

Colorado

1625 Broadway
Denver, CO

9185 Westview Road
Lone Tree, CO

Connecticut

48 West Putnam Avenue
Greenwich, CT

265 Church Street
New Haven, CT

300 Atlantic Street
Stamford, CT

29 South Main Street
West Hartford, CT

Delaware

400 Delaware Avenue
Wilmington, DE

Florida

4400 N. Federal Highway
Boca Raton, FL

121 Alhambra Plaza
Coral Gables, FL

2948 N. Federal Highway
Ft. Lauderdale, FL

4671 Town Center Parkway
Jacksonville, FL

1907 West State Road 434
Longwood, FL

8880 Tamiami Trail, North
Naples, FL

3501 PGA Boulevard
Palm Beach Gardens, FL

3550 Tamiami Trail, South
Sarasota, FL

1502 N. Westshore Blvd.
Tampa, FL

2465 State Road 7
Wellington, FL

Georgia

3445 Peachtree Road, N.E.
Atlanta, GA

1000 Abernathy Road
Atlanta, GA

Illinois

One North LaSalle Street
Chicago, IL

875 North Michigan Ave.
Chicago, IL

1415 West 22nd Street
Oak Brook, IL

1572 East Golf Road
Schaumburg, IL

3232 Lake Avenue
Wilmette, IL

Indiana

4729 East 82nd Street
Indianapolis, IN

Kansas

5400 College Boulevard
Overland Park, KS

Maine

Three Canal Plaza
Portland, ME

Maryland

7315 Wisconsin Avenue
Bethesda, MD

One W. Pennsylvania Ave.
Towson, MD

Massachusetts

801 Boylston Street
Boston, MA

155 Congress Street
Boston, MA

300 Granite Street
Braintree, MA

44 Mall Road
Burlington, MA

238 Main Street
Cambridge, MA

405 Cochituate Road
Framingham, MA

416 Belmont Street
Worcester, MA

Fidelity Brokerage Services, Inc., 100 Summer St., Boston, MA 02110 Member NYSE/SIPC

Annual Report

Michigan

500 E. Eisenhower Pkwy.
Ann Arbor, MI

280 Old N. Woodward Ave.
Birmingham, MI

43420 Grand River Avenue
Novi, MI

29155 Northwestern Hwy.
Southfield, MI

Minnesota

7600 France Avenue South
Edina, MN

Missouri

1524 South Lindbergh Blvd.
St. Louis, MO

Nevada

2225 Village Walk Drive
Henderson, NV

New Jersey

150 Essex Street
Millburn, NJ

56 South Street
Morristown, NJ

396 Route 17, North
Paramus, NJ

3518 Route 1 North
Princeton, NJ

530 Broad Street
Shrewsbury, NJ

New York

1055 Franklin Avenue
Garden City, NY

37 West Jericho Turnpike
Huntington Station, NY

1271 Avenue of the Americas
New York, NY

980 Madison Avenue
New York, NY

61 Broadway
New York, NY

350 Park Avenue
New York, NY

200 Fifth Avenue
New York, NY

733 Third Avenue
New York, NY

11 Penn Plaza
New York, NY

2070 Broadway
New York, NY

1075 Northern Blvd.
Roslyn, NY

799 Central Park Avenue
Scarsdale, NY

North Carolina

4611 Sharon Road
Charlotte, NC

7011 Fayetteville Road
Durham, NC

Ohio

3805 Edwards Road
Cincinnati, OH

1324 Polaris Parkway
Columbus, OH

28699 Chagrin Boulevard
Woodmere Village, OH

Oregon

7493 SW Bridgeport Road
Tigard, OR

Pennsylvania

600 West DeKalb Pike
King of Prussia, PA

1735 Market Street
Philadelphia, PA

12001 Perry Highway
Wexford, PA

Rhode Island

47 Providence Place
Providence, RI

Tennessee

6150 Poplar Avenue
Memphis, TN

Texas

10000 Research Boulevard
Austin, TX

4001 Northwest Parkway
Dallas, TX

12532 Memorial Drive
Houston, TX

2701 Drexel Drive
Houston, TX

6560 Fannin Street
Houston, TX

6500 N. MacArthur Blvd.
Irving, TX

6005 West Park Boulevard
Plano, TX

14100 San Pedro
San Antonio, TX

1576 East Southlake Blvd.
Southlake, TX

19740 IH 45 North
Spring, TX

Utah

279 West South Temple
Salt Lake City, UT

Virginia

1861 International Drive
McLean, VA

Washington

411 108th Avenue, N.E.
Bellevue, WA

1518 6th Avenue
Seattle, WA

Washington, DC

1900 K Street, N.W.
Washington, DC

Wisconsin

595 North Barker Road
Brookfield, WI

Annual Report

Annual Report

Annual Report

Investment Adviser

Fidelity Management & Research Company

Boston, MA

Investment Sub-Adviser

Fidelity Investments
Money Management, Inc.

Fidelity International Investment Advisors

Fidelity International Investment Advisors
(U.K.) Limited

Fidelity Research & Analysis Company

General Distributor

Fidelity Distributors Corporation

Boston, MA

Transfer and Service Agent

Fidelity Investments Institutional Operations Company, Inc.

Boston, MA

Custodian

The Bank of New York

New York, NY

(Fidelity Investment logo)(registered trademark)
Corporate Headquarters
82 Devonshire St., Boston, MA 02109
www.fidelity.com

UBI-UANN-1007
1.790916.104

Item 2. Code of Ethics

As of the end of the period, August 31, 2007, Fidelity Fixed-Income Trust (the trust) has adopted a code of ethics, as defined in Item 2 of Form N-CSR, that applies to its President and Treasurer and its Chief Financial Officer. A copy of the code of ethics is filed as an exhibit to this Form N-CSR.

Item 3. Audit Committee Financial Expert

The Board of Trustees of the trust has determined that Marie L. Knowles is an audit committee financial expert, as defined in Item 3 of Form N-CSR. Ms. Knowles is independent for purposes of Item 3 of Form N-CSR.

Item 4. Principal Accountant Fees and Services

(a) Audit Fees.

For the fiscal year ended August 31, 2007, the four month period ended August 31, 2006 and the fiscal year ended April 30, 2006, the aggregate Audit Fees billed by PricewaterhouseCoopers LLP (PwC) for professional services rendered for the audits of the financial statements, or services that are normally provided in connection with statutory and regulatory filings or engagements for those fiscal years, for the Fidelity Investment Grade Bond Fund and Fidelity Short-Term Bond Fund (the funds) and for all funds in the Fidelity Group of Funds are shown in the table below.

Fund	2007A	2006A	2006A
Fidelity Investment Grade Bond Fund	$103,000	$58,000B	$82,000
Fidelity Short-Term Bond Fund	$103,000	$ 68,000B	$88,000
All funds in the Fidelity Group of Funds audited by PwC	$14,300,000	$13,300,000C	$12,500,000
A	Aggregate amounts may reflect rounding.
B	For the four month period ended August 31, 2006.
C	For the twelve month period ended August 31, 2006.

For the fiscal year ended August 31, 2007, the six month period ended August 31, 2006 and the fiscal year ended February 28, 2006, the aggregate Audit Fees billed by PwC for professional services rendered for the audits of the financial statements, or services that are normally provided in connection with statutory and regulatory filings or engagements for those fiscal years, for the Fidelity U.S. Bond Index Fund (the fund) and for all funds in the Fidelity Group of Funds are shown in the table below.

Fund	2007A	2006A	2006A
Fidelity U.S. Bond Index Fund	$71,000	$53,000B	$70,000
All funds in the Fidelity Group of Funds audited by PwC	$14,300,000	$13,300,000C	$12,500,000
A	Aggregate amounts may reflect rounding.
B	For the six month period ended August 31, 2006.
C	For the twelve month period ended August 31, 2006.

For the fiscal year ended August 31, 2007, the four month period ended August 31, 2006 and the fiscal year ended April 30, 2006, the aggregate Audit Fees billed by Deloitte & Touche LLP, the member firms of Deloitte Touche Tohmatsu, and their respective affiliates (collectively, "Deloitte Entities") for professional services rendered for the audits of the financial statements, or services that are normally provided in connection with statutory and regulatory filings or engagements for those fiscal years, for the Fidelity Intermediate Bond Fund (the fund) and for all funds in the Fidelity Group of Funds are shown in the table below.

Fund	2007A	2006A	2006A
Fidelity Intermediate Bond Fund	$106,000	$36,000B	$51,000
All funds in the Fidelity Group of Funds audited by Deloitte Entities	$7,200,000	$6,100,000C	$5,900,000
A	Aggregate amounts may reflect rounding.
B	For the four month period ended August 31, 2006.
C	For the twelve month period ended August 31, 2006.

(b) Audit-Related Fees.

For the fiscal year ended August 31, 2007, the four month period ended August 31, 2006 and the fiscal year ended April 30, 2006 the aggregate Audit-Related Fees billed by PwC for services rendered for assurance and related services to each fund that are reasonably related to the performance of the audit or review of the fund's financial statements, but not reported as Audit Fees, are shown in the table below.

Fund	2007A	2006A,B	2006A
Fidelity Investment Grade Bond Fund	$0	$0	$0
Fidelity Short-Term Bond Fund	$0	$0	$0
A	Aggregate amounts may reflect rounding.
B	For the four month period ended August 31, 2006.

For the fiscal year ended August 31, 2007, the six month period ended August 31, 2006 and the fiscal year ended February 28, 2006, the aggregate Audit-Related Fees billed by PwC for services rendered for assurance and related services to the fund that are reasonably related to the performance of the audit or review of the fund's financial statements, but not reported as Audit Fees, are shown in the table below.

Fund	2007A	2006A,B	2006A
Fidelity U.S. Bond Index Fund	$0	$0	$0
A	Aggregate amounts may reflect rounding.
B	For the six month period ended August 31, 2006.

For the fiscal year ended August 31, 2007, the four month period ended August 31, 2006 and the fiscal year ended April 30, 2006, the aggregate Audit-Related Fees billed by Deloitte Entities for services rendered for assurance and related services to the fund that are reasonably related to the performance of the audit or review of the fund's financial statements, but not reported as Audit Fees, are shown in the table below.

Fund	2007A	2006A,B	2006A
Fidelity Intermediate Bond Fund	$0	$0	$0
A	Aggregate amounts may reflect rounding.
B	For the four month period ended August 31, 2006.

For the fiscal year ended August 31, 2007, the four month period ended August 31, 2006 and the fiscal year ended April 30, 2006, the aggregate Audit-Related Fees that were billed by PwC and Deloitte Entities that were required to be approved by the Audit Committee for services rendered on behalf of Fidelity Management & Research Company (FMR) and entities controlling, controlled by, or under common control with FMR (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser) that provide ongoing services to the funds ("Fund Service Providers") for assurance and related services that relate directly to the operations and financial reporting of each fund that are reasonably related to the performance of the audit or review of the fund's financial statements, but not reported as Audit Fees, are shown in the table below.

Billed By	2007A	2006A,B	2006A
PwC	$0	$0	$0
Deloitte Entities	$0	$0	$0
A	Aggregate amounts may reflect rounding.
B	For the four month period ended August 31, 2006.

For the fiscal year ended August 31, 2007, the six month period ended August 31, 2006 and the fiscal year ended April 30, 2006, the aggregate Audit-Related Fees that were billed by PwC that were required to be approved by the Audit Committee for services rendered on behalf of the Fund Service Providers for assurance and related services that relate directly to the operations and financial reporting of each fund that are reasonably related to the performance of the audit or review of the fund's financial statements, but not reported as Audit Fees, are shown in the table below.

Billed By	2007A	2006A,B	2006A
PwC	$0	$0	$0
A	Aggregate amounts may reflect rounding.
B	For the six month period ended August 31, 2006.

Fees included in the audit-related category comprise assurance and related services (e.g., due diligence services) that are traditionally performed by the independent registered public accounting firm. These audit-related services include due diligence related to mergers and acquisitions, accounting consultations and audits in connection with acquisitions, internal control reviews, attest services that are not required by statute or regulation and consultation concerning financial accounting and reporting standards.

(c) Tax Fees.

For the fiscal year ended August 31, 2007, the four month period ended August 31, 2006 and the fiscal year ended April 30, 2006, the aggregate Tax Fees billed by PwC for professional services rendered for tax compliance, tax advice, and tax planning for each fund is shown in the table below.

Fund	2007A	2006A,B	2006A
Fidelity Investment Grade Bond Fund	$2,900	$2,700	$2,700
Fidelity Short-Term Bond Fund	$2,900	$2,700	$2,700
A	Aggregate amounts may reflect rounding.
B	For the four month period ended August 31, 2006.

For the fiscal year ended August 31, 2007, the six month period ended August 31, 2006 and the fiscal year ended February 28, 2006, the aggregate Tax Fees billed by PwC for professional services rendered for tax compliance, tax advice, and tax planning for the fund is shown in the table below.

Fund	2007A	2006A,B	2006A
Fidelity U.S. Bond Index Fund	$2,900	$2,700	$2,700
A	Aggregate amounts may reflect rounding.
B	For the six month period ended August 31, 2006.

For the fiscal year ended August 31, 2007, the four month period ended August 31, 2006 and the fiscal year ended April 30, 2006, the aggregate Tax Fees billed by Deloitte Entities for professional services rendered for tax compliance, tax advice, and tax planning for the fund is shown in the table below.

Fund	2007A	2006A,B	2006A
Fidelity Intermediate Bond Fund	$5,200	$3,700	$3,700
A	Aggregate amounts may reflect rounding.
B	For the four month period ended August 31, 2006.

For the fiscal year ended August 31, 2007, the four month period ended August 31, 2006 and the fiscal year ended April 30, 2006, the aggregate Tax Fees billed by PwC and Deloitte Entities that were required to be approved by the Audit Committee for professional services rendered on behalf of the Fund Service Providers for tax compliance, tax advice, and tax planning that relate directly to the operations and financial reporting of each fund is shown in the table below.

Billed By	2007A	2006A,B	2006A
PwC	$0	$0	$0
Deloitte Entities	$0	$0	$0
A	Aggregate amounts may reflect rounding.
B	For the four month period ended August 31, 2006.

For the fiscal year ended August 31, 2007, the six month period ended August 31, 2006 and the fiscal year ended February 28, 2006, the aggregate Tax Fees billed by PwC that were required to be approved by the Audit Committee for professional services rendered on behalf of the Fund Service Providers for tax compliance, tax advice, and tax planning that relate directly to the operations and financial reporting of the fund is shown in the table below.

Billed By	2007A	2006A,B	2006A
PwC	$0	$0	$0
A	Aggregate amounts may reflect rounding.
B	For the six month period ended August 31, 2006.

Fees included in the Tax Fees category comprise all services performed by professional staff in the independent registered public accounting firm's tax division except those services related to the audit. Typically, this category would include fees for tax compliance, tax planning, and tax advice. Tax compliance, tax advice, and tax planning services include preparation of original and amended tax returns, claims for refund and tax payment-planning services, assistance with tax audits and appeals, tax advice related to mergers and acquisitions and requests for rulings or technical advice from taxing authorities.

(d) All Other Fees.

For the fiscal year ended August 31, 2007, the four month period ended August 31, 2006 and the fiscal year ended April 30, 2006, the aggregate Other Fees billed by PwC for all other non-audit services rendered to the funds is shown in the table below.

Fund	2007A	2006A,B	2006A
Fidelity Investment Grade Bond Fund	$8,300	$2,200	$7,900
Fidelity Short-Term Bond Fund	$5,600	$1,700	$5,900
A	Aggregate amounts may reflect rounding.
B	For the four month period ended August 31, 2006.

For the fiscal year ended August 31, 2007, the six month period ended August 31, 2006 and the fiscal year ended February 28, 2006, the aggregate Other Fees billed by PwC for all other non-audit services rendered to the fund is shown in the table below.

Fund	2007A	2006A,B	2006A
Fidelity U.S. Bond Index Fund	$3,600	$2,000	$4,300
A	Aggregate amounts may reflect rounding.
B	For the six month period ended August 31, 2006.

For the fiscal year ended August 31, 2007, the four month period ended August 31, 2006 and the fiscal year ended April 30, 2006, the aggregate Other Fees billed by Deloitte Entities for all other non-audit services rendered to the fund is shown in the table below.

Fund	2007A	2006A,B	2006A
Fidelity Intermediate Bond Fund	$0	$0	$0
A	Aggregate amounts may reflect rounding.
B	For the four month period ended August 31, 2006.

For the fiscal year ended August 31, 2007, the four month period ended August 31, 2006 and the fiscal year ended April 30, 2006, the aggregate Other Fees billed by PwC and Deloitte Entities that were required to be approved by the Audit Committee for all other non-audit services rendered on behalf of the Fund Service Providers that relate directly to the operations and financial reporting of each fund is shown in the table below.

Billed By	2007A	2006A,B	2006A
PwC	$275,000	$0	$155,000
Deloitte Entities	$180,000	$93,000	$160,000
A	Aggregate amounts may reflect rounding.
B	For the four month period ended August 31, 2006.

For the fiscal year ended August 31, 2007, the six month period ended August 31, 2006 and the fiscal year ended February 28, 2006, the aggregate Other Fees billed by PwC that were required to be approved by the Audit Committee for all other non-audit services rendered on behalf of the Fund Service Providers that relate directly to the operations and financial reporting of the fund is shown in the table below.

Billed By	2007A	2006A,B	2006A
PwC	$275,000	$0	$155,000
A	Aggregate amounts may reflect rounding.
B	For the six month period ended August 31, 2006.

Fees included in the All Other Fees category include services related to internal control reviews, strategy and other consulting, financial information systems design and implementation, consulting on other information systems, and other tax services unrelated to the fund.

(e) (1)	Audit Committee Pre-Approval Policies and Procedures:

The trust's Audit Committee must pre-approve all audit and non-audit services provided by the independent registered public accounting firm relating to the operations or financial reporting of the funds. Prior to the commencement of any audit or non-audit services to a fund, the Audit Committee reviews the services to determine whether they are appropriate and permissible under applicable law.

The trust's Audit Committee has adopted policies and procedures to, among other purposes, provide a framework for the Committee's consideration of non-audit services by the audit firms that audit the Fidelity funds. The policies and procedures require that any non-audit service provided by a fund audit firm to a Fidelity Fund and any non-audit service provided by a fund auditor to a Fund Service Provider that relates directly to the operations and financial reporting of a Fidelity fund (Covered Service) are subject to approval by the Audit Committee before such service is provided. Non-audit services provided by a fund audit firm for a Fund Service Provider that do not relate directly to the operations and financial reporting of a Fidelity fund (Non-Covered Service) but that are expected to exceed $50,000 are also subject to pre-approval by the Audit Committee.

All Covered Services, as well as Non-Covered Services that are expected to exceed $50,000, must be approved in advance of provision of the service either: (i) by formal resolution of the Audit Committee, or (ii) by oral or written approval of the service by the Chair of the Audit Committee (or if the Chair is unavailable, such other member of the Audit Committee as may be designated by the Chair to act in the Chair's absence). The approval contemplated by (ii) above is permitted where the Treasurer determines that action on such an engagement is necessary before the next meeting of the Audit Committee. Neither pre-approval nor advance notice of Non-Covered Service engagements for which fees are not expected to exceed $50,000 is required; such engagements are to be reported to the Audit Committee monthly.

(e) (2)	Services approved pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X:

Audit-Related Fees:

There were no amounts that were approved by the Audit Committee pursuant to the de minimis exception for the periods ended August 31, 2007, August 31, 2006 and April 30, 2006 on behalf of Fidelity Investment Grade Bond Fund, Fidelity Short-Term Bond Fund and Fidelity Intermediate Bond Fund.

There were no amounts that were required to be approved by the Audit Committee pursuant to the de minimis exception for the periods ended August 31, 2007, August 31, 2006 and April 30, 2006 on behalf of the Fund Service Providers that relate directly to the operations and financial reporting of Fidelity Investment Grade Bond Fund, Fidelity Short-Term Bond Fund and Fidelity Intermediate Bond Fund.

There were no amounts that were approved by the Audit Committee pursuant to the de minimis exception for the periods ended August 31, 2007, August 31, 2006 and February 28, 2006 on behalf of Fidelity U.S. Bond Index Fund.

There were no amounts that were required to be approved by the Audit Committee pursuant to the de minimis exception for the periods ended August 31, 2007, August 31, 2006 and February 28, 2006 on behalf of the Fund Service Providers that relate directly to the operations and financial reporting of Fidelity U.S. Bond Index Fund.

Tax Fees:

There were no amounts that were approved by the Audit Committee pursuant to the de minimis exception for the periods ended August 31, 2007, August 31, 2006 and April 30, 2006 on behalf of Fidelity Investment Grade Bond Fund, Fidelity Short-Term Bond Fund and Fidelity Intermediate Bond Fund.

There were no amounts that were required to be approved by the Audit Committee pursuant to the de minimis exception for the periods ended August 31, 2007, August 31, 2006 and April 30, 2006 on behalf of the Fund Service Providers that relate directly to the operations and financial reporting of Fidelity Investment Grade Bond Fund, Fidelity Short-Term Bond Fund and Fidelity Intermediate Bond Fund.

There were no amounts that were approved by the Audit Committee pursuant to the de minimis exception for the periods ended August 31, 2007, August 31, 2006 and February 28, 2006 on behalf of Fidelity U.S. Bond Index Fund.

There were no amounts that were required to be approved by the Audit Committee pursuant to the de minimis exception for the periods ended August 31, 2007, August 31, 2006 and February 28, 2006 on behalf of the Fund Service Providers that relate directly to the operations and financial reporting of Fidelity U.S. Bond Index Fund.

All Other Fees:

There were no amounts that were approved by the Audit Committee pursuant to the de minimis exception for the periods ended August 31, 2007, August 31, 2006 and April 30, 2006 on behalf of Fidelity Investment Grade Bond Fund, Fidelity Short-Term Bond Fund and Fidelity Intermediate Bond Fund.

There were no amounts that were required to be approved by the Audit Committee pursuant to the de minimis exception for the periods ended August 31, 2007, August 31, 2006 and April 30, 2006 on behalf of the Fund Service Providers that relate directly to the operations and financial reporting of Fidelity Investment Grade Bond Fund, Fidelity Short-Term Bond Fund and Fidelity Intermediate Bond Fund.

There were no amounts that were approved by the Audit Committee pursuant to the de minimis exception for the periods ended August 31, 2007, August 31, 2006 and February 28, 2006 on behalf of Fidelity U.S. Bond Index Fund.

There were no amounts that were required to be approved by the Audit Committee pursuant to the de minimis exception for the periods ended August 31, 2007, August 31, 2006 and February 28, 2006 on behalf of the Fund Service Providers that relate directly to the operations and financial reporting of Fidelity U.S. Bond Index Fund.

(f) Not applicable.

(g) For the fiscal year ended August 31, 2007, the four month period ended August 31, 2006 and the fiscal year ended April 30, 2006, the aggregate fees billed by PwC of $1,410,000A, $400,000A,B, and $1,110,000 A for non-audit services rendered on behalf of the funds, FMR (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser) and Fund Service Providers relating to Covered Services and Non-Covered Services are shown in the table below.

	2007A	2006A,B	2006A
Covered Services	$300,000	$10,000	$180,000
Non-Covered Services	$1,110,000	$390,000	$930,000
A	Aggregate amounts may reflect rounding.
B	For the four month period ended August 31, 2006.

For the fiscal year ended August 31, 2007, the six month period ended August 31, 2006 and the fiscal year ended February 28, 2006, the aggregate fees billed by PwC of $1,410,000A, $515,000A,B and $1,160,000 A for non-audit services rendered on behalf of the funds, FMR (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser) and Fund Service Providers relating to Covered Services and Non-Covered Services are shown in the table below.

	2007A	2006A,B	2006A
Covered Services	$300,000	$5,000	$160,000
Non-Covered Services	$1,110,000	$510,000	$1,000,000
A	Aggregate amounts may reflect rounding.
B	For the six month period ended August 31, 2006.

For the fiscal year ended August 31, 2007, the four month period ended August 31, 2006 and the fiscal year ended April 30, 2006, the aggregate fees billed by Deloitte Entities of $400,000A, $310,000A,B and $515,000A for non-audit services rendered on behalf of the fund, FMR (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser) and Fund Service Providers relating to Covered Services and Non-Covered Services are shown in the table below.

	2007A	2006A,B	2006A
Covered Services	$185,000	$100,000	$165,000
Non-Covered Services	$215,000	$210,000	$350,000
A	Aggregate amounts may reflect rounding.
B	For the four month period ended August 31, 2006.

(h) The trust's Audit Committee has considered Non-Covered Services that were not pre-approved that were provided by PwC and Deloitte Entities to Fund Service Providers to be compatible with maintaining the independence of PwC and Deloitte Entities in their audit of the funds, taking into account representations from PwC and Deloitte Entities, in accordance with Independence Standards Board Standard No.1, regarding their independence from the funds and their related entities.

Item 5. Audit Committee of Listed Registrants

Not applicable.

Item 6. Schedule of Investments

Not applicable.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies

Not applicable.

Item 8. Portfolio Managers of Closed-End Management Investment Companies

Not applicable.

Item 9. Purchase of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers

Not applicable.

Item 10. Submission of Matters to a Vote of Security Holders

There were no material changes to the procedures by which shareholders may recommend nominees to the trust's Board of Trustees.

Item 11. Controls and Procedures

(a)(i) The President and Treasurer and the Chief Financial Officer have concluded that the trust's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act) provide reasonable assurances that material information relating to the trust is made known to them by the appropriate persons, based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this report.

(a)(ii) There was no change in the trust's internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act) that occurred during the second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the trust's internal control over financial reporting.

Item 12. Exhibits

(a)	(1)	Code of Ethics pursuant to Item 2 of Form N-CSR is filed and attached hereto as EX-99.CODE ETH.
(a)	(2)	Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.
(a)	(3)	Not applicable.
(b)		Certification pursuant to Rule 30a-2(b) under the Investment Company Act of 1940 (17 CFR 270.30a-2(b)) is furnished and attached hereto as Exhibit 99.906CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Fidelity Fixed-Income Trust

By:	/s/Kimberley Monasterio
Kimberley Monasterio
President and Treasurer

Date:	November 9, 2007

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/Kimberley Monasterio
Kimberley Monasterio
President and Treasurer

Date:	November 9, 2007
By:	/s/Joseph B. Hollis
Joseph B. Hollis
Chief Financial Officer

Date:	November 9, 2007